UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09102

iShares, Inc.

(Exact name of registrant as specified in charter)

c/o: State Street Bank and Trust Company
200 Clarendon Street, Boston, MA 02116
(Address of principal executive offices) (Zip code)

The Corporation Trust Incorporated

351 West Camden Street, Baltimore, MD 21201

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-474-2737

Date of fiscal year end: August 31, 2012

Date of reporting period: August 31, 2012

Item 1. Reports to Stockholders.

August 31, 2012

2012 Annual Report

iShares, Inc.

iShares MSCI Japan Index Fund  |  EWJ  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI JAPAN INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.96)%	(6.12)%	(5.50)%	(7.00)%	(6.87)%	(6.51)%	2.50%	2.47%	3.02%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.96)%	(6.12)%	(5.50)%	(30.42)%	(29.94)%	(28.57)%	27.97%	27.68%	34.70%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI JAPAN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets
Consumer Cyclical	27.46%
Industrial	20.74
Financial	17.59
Consumer Non-Cyclical	13.62
Communications	6.41
Basic Materials	5.45
Technology	4.02
Utilities	2.92
Energy	1.59
Short-Term and Other Net Assets	0.20

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets
Toyota Motor Corp.	5.40%
Mitsubishi UFJ Financial Group Inc.	2.86
Honda Motor Co. Ltd.	2.51
Sumitomo Mitsui Financial Group Inc.	2.06
Canon Inc.	1.84
Mizuho Financial Group Inc.	1.82
Takeda Pharmaceutical Co. Ltd.	1.82
SoftBank Corp.	1.81
FANUC Corp.	1.51
Japan Tobacco Inc.	1.34

TOTAL	22.97%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan IndexSM (the “Index”). The Index consists of stocks traded primarily on the Tokyo Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (5.96)%, net of fees, while the total return for the Index was (5.50)%.

Japanese equity markets, as represented by the Index, declined during the reporting period, as the country continued to recover from the effects of the earthquake and tsunami that struck in March 2011 while grappling with a sluggish global economic environment.

Investment related to reconstruction spending in the country’s disaster-struck regions largely drove economic recovery for much of the reporting period. For the first quarter of 2012, annual gross domestic product (“GDP”) expanded 4.7%, surpassing estimates of 3.5% and exceeding economic growth rates in the U.S. and Europe. In the final months of the period, though, reconstruction spending slowed, and economic recovery stalled in Japan. Tepid economic growth in Europe and the U.S. translated into slow demand for exports from Japan. In July 2012, export levels, which have historically been the main driver of Japan’s economic growth, experienced their sharpest annual decline in six months. For the second quarter of 2012, annual GDP growth dropped to a slight 0.7%. Government debt at the end of the reporting period represented 211% of GDP, the largest ratio of government debt to GDP for all industrial countries, even above the levels for the troubled eurozone countries of Spain and Greece.

Sector performance within the Index was mixed for the reporting period. The information technology sector was the most significant detractor from Index returns. The economically sensitive industrials sector, the largest sector at 21% of the Index on average, declined during the reporting period and hurt Index performance. Other sectors that are sensitive to economic conditions include materials and consumer discretionary, and these both declined during the reporting period. The utilities sector also detracted from results, due largely to the destruction caused by the nuclear disaster following the March 2011 earthquake and tsunami. On the positive side, the traditionally economically defensive consumer staples sector gained ground and contributed to Index returns. The health care sector was also a meaningful contributor to Index performance.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Actual	$1,000.00	$909.80	0.53%	$2.54
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	7

Schedule of Investments

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.80%

ADVERTISING — 0.32%
Dentsu Inc.	427,500	$10,854,023
Hakuhodo DY Holdings Inc.	59,850	3,921,207

		14,775,230
AGRICULTURE — 1.34%
Japan Tobacco Inc.	2,052,000	61,874,483

		61,874,483
AIRLINES — 0.12%
All Nippon Airways Co. Ltd.[a]	2,565,000	5,667,241

		5,667,241
APPAREL — 0.12%
ASICS Corp.	427,500	5,634,483

		5,634,483
AUTO MANUFACTURERS — 10.55%
Daihatsu Motor Co. Ltd.	341,000	5,561,392
Fuji Heavy Industries Ltd.	1,710,000	13,671,264
Hino Motors Ltd.	855,000	5,896,552
Honda Motor Co. Ltd.	3,676,500	116,070,345
Isuzu Motors Ltd.	2,565,000	13,070,690
Mazda Motor Corp.[b]	5,985,000	7,185,057
Mitsubishi Motors Corp.[b]	9,405,000	8,768,391
Nissan Motor Co. Ltd.	5,643,000	52,610,345
Suzuki Motor Corp.	855,000	15,593,103
Toyota Motor Corp.	6,327,000	250,090,230

		488,517,369
AUTO PARTS & EQUIPMENT — 3.41%
Aisin Seiki Co. Ltd.	427,700	13,601,188
Bridgestone Corp.	1,453,500	33,692,241
Denso Corp.	1,111,500	37,050,000
JTEKT Corp.	513,000	4,016,207
Koito Manufacturing Co. Ltd.	100,000	1,243,934
NGK Insulators Ltd.	855,000	10,111,494
NGK Spark Plug Co. Ltd.	389,000	4,198,021
NHK Spring Co. Ltd.	342,000	3,367,586
NOK Corp.	256,500	4,291,379
Stanley Electric Co. Ltd.	343,200	5,071,295
Sumitomo Electric Industries Ltd.	1,624,500	18,257,471
Sumitomo Rubber Industries Inc.	427,500	5,214,081
Toyoda Gosei Co. Ltd.	171,000	3,531,379
Toyota Boshoku Corp.	171,000	1,963,333

Security	Shares	Value

Toyota Industries Corp.	427,500	$12,011,494

		157,621,103
BANKS — 9.76%
Aozora Bank Ltd.	1,710,000	5,088,506
Bank of Kyoto Ltd. (The)	855,000	6,781,035
Bank of Yokohama Ltd. (The)	2,565,000	11,891,379
Chiba Bank Ltd. (The)	1,710,000	9,893,103
Fukuoka Financial Group Inc.	1,716,000	6,750,038
Gunma Bank Ltd. (The)	855,000	4,498,851
Hachijuni Bank Ltd. (The)	855,000	4,695,402
Iyo Bank Ltd. (The)	855,000	6,933,908
Joyo Bank Ltd. (The)	1,710,000	8,211,494
Mitsubishi UFJ Financial Group Inc.	29,155,580	132,559,214
Mizuho Financial Group Inc.	52,411,580	84,340,474
Nishi-Nippon City Bank Ltd. (The)	1,710,000	3,647,126
Resona Holdings Inc.	4,275,000	16,652,299
Seven Bank Ltd.	1,282,500	3,537,931
Shinsei Bank Ltd.	3,420,000	3,974,713
Shizuoka Bank Ltd. (The)	1,710,000	17,755,172
Sumitomo Mitsui Financial Group Inc.	3,078,000	95,288,276
Sumitomo Mitsui Trust Holdings Inc.	6,846,320	19,061,274
Suruga Bank Ltd.	855,000	9,838,506
Yamaguchi Financial Group Inc.	55,000	459,387

		451,858,088
BEVERAGES — 0.94%
Asahi Group Holdings Ltd.	855,000	20,692,529
Coca-Cola West Co. Ltd.	85,500	1,419,540
Kirin Holdings Co. Ltd.	1,710,000	21,293,103

		43,405,172
BUILDING MATERIALS — 1.30%
Asahi Glass Co. Ltd.	2,565,000	15,527,586
Daikin Industries Ltd.	513,000	13,660,345
LIXIL Group Corp.	598,500	12,849,023
Rinnai Corp.	85,500	6,224,138
Taiheiyo Cement Corp.	2,565,000	5,536,207
TOTO Ltd.	855,000	6,377,011

		60,174,310
CHEMICALS — 3.45%
Air Water Inc.	78,000	907,510
Asahi Kasei Corp.	2,565,000	13,332,759
Daicel Corp.	855,000	5,241,379
Denki Kagaku Kogyo K.K.	855,000	2,806,322

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2012

Security	Shares	Value

Hitachi Chemical Co. Ltd.	256,500	$3,668,966
JSR Corp.	427,500	7,261,494
Kaneka Corp.	855,000	4,225,862
Kansai Paint Co. Ltd.	95,000	957,280
Kuraray Co. Ltd.	769,500	8,874,310
Mitsubishi Chemical Holdings Corp.	2,992,500	11,580,172
Mitsubishi Gas Chemical Co. Inc.	855,000	4,793,678
Mitsui Chemicals Inc.	1,710,000	3,472,414
Nitto Denko Corp.	342,000	15,789,655
Shin-Etsu Chemical Co. Ltd.	940,500	50,268,103
Showa Denko K.K.	3,420,000	5,765,517
Sumitomo Chemical Co. Ltd.	3,420,000	8,910,345
Taiyo Nippon Sanso Corp.	855,000	4,258,621
Tosoh Corp.	855,000	1,801,724
Ube Industries Ltd.	2,565,000	5,601,724

		159,517,835
COMMERCIAL SERVICES — 1.13%
Benesse Holdings Inc.	171,000	8,462,644
Dai Nippon Printing Co. Ltd.	1,710,000	12,120,689
Secom Co. Ltd.	427,500	21,593,391
Toppan Printing Co. Ltd.	1,710,000	10,002,299

		52,179,023
COMPUTERS — 0.85%
Fujitsu Ltd.	4,275,000	17,362,069
Itochu Techno-Solutions Corp.	85,500	4,684,483
NTT Data Corp.	2,565	7,645,862
TDK Corp.	256,500	9,775,172

		39,467,586
COSMETICS & PERSONAL CARE — 1.34%
Kao Corp.	1,197,000	36,139,310
Shiseido Co. Ltd.	769,500	10,957,759
Unicharm Corp.	256,500	14,921,552

		62,018,621
DISTRIBUTION & WHOLESALE — 4.75%
Hitachi High-Technologies Corp.	171,000	4,228,046
ITOCHU Corp.	3,420,000	34,680,460
Marubeni Corp.	3,420,000	21,926,437
Mitsubishi Corp.	3,163,500	58,138,908
Mitsui & Co. Ltd.	3,933,000	54,901,264
Sojitz Corp.	2,565,000	3,439,655
Sumitomo Corp.	2,565,000	33,937,931

Security	Shares	Value

Toyota Tsusho Corp.	427,500	$8,724,713

		219,977,414
DIVERSIFIED FINANCIAL SERVICES — 1.74%
AEON Credit Service Co. Ltd.	171,070	3,279,388
Credit Saison Co. Ltd.	342,000	7,997,471
Daiwa Securities Group Inc.	3,420,000	12,360,920
Mitsubishi UFJ Lease & Finance Co. Ltd.	136,800	5,879,081
Nomura Holdings Inc.	8,293,500	27,327,241
ORIX Corp.	256,500	23,717,241

		80,561,342
ELECTRIC — 1.68%
Chubu Electric Power Co. Inc.	1,453,500	17,263,793
Chugoku Electric Power Co. Inc. (The)	684,000	8,630,805
Electric Power Development Co. Ltd.	256,500	6,129,138
Hokkaido Electric Power Co. Inc.	427,500	3,286,782
Hokuriku Electric Power Co.	427,500	4,935,632
Kansai Electric Power Co. Inc. (The)	1,710,000	12,754,023
Kyushu Electric Power Co. Inc.	940,500	7,122,816
Shikoku Electric Power Co. Inc.	427,500	5,192,241
Tohoku Electric Power Co. Inc.[b]	1,026,000	7,167,586
Tokyo Electric Power Co. Inc.[b]	3,249,000	5,435,747

		77,918,563
ELECTRICAL COMPONENTS & EQUIPMENT — 2.93%
Brother Industries Ltd.	513,000	5,195,517
Casio Computer Co. Ltd.[a]	513,000	3,714,828
Furukawa Electric Co. Ltd.	1,710,000	3,341,379
GS Yuasa Corp.[a]	855,000	3,232,184
Hitachi Ltd.	10,260,000	58,834,483
Mabuchi Motor Co. Ltd.	85,500	3,554,310
Mitsubishi Electric Corp.	4,275,000	34,724,138
Nidec Corp.	256,500	20,179,311
Ushio Inc.	256,500	3,013,793

		135,789,943
ELECTRONICS — 3.87%
Advantest Corp.	342,000	4,961,839
Hamamatsu Photonics K.K.	85,500	3,023,621
Hirose Electric Co. Ltd.	85,500	8,866,667
Hoya Corp.	940,500	21,212,299
IBIDEN Co. Ltd.	256,500	3,872,069
Keyence Corp.	94,926	24,998,392
Kyocera Corp.	342,000	29,351,724
Murata Manufacturing Co. Ltd.	427,500	21,074,713

SCHEDULE OF INVESTMENTS	9

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2012

Security	Shares	Value

NEC Corp.[b]	5,964,000	$8,530,881
Nippon Electric Glass Co. Ltd.	855,500	4,064,444
Omron Corp.	427,500	8,342,529
Toshiba Corp.	9,405,000	30,028,736
Yaskawa Electric Corp.	855,000	5,601,724
Yokogawa Electric Corp.	427,500	4,984,770

		178,914,408
ENGINEERING & CONSTRUCTION — 1.17%
Chiyoda Corp.	235,000	3,091,316
JGC Corp.	855,000	26,316,092
Kajima Corp.	1,710,000	4,739,081
Obayashi Corp.	1,710,000	7,425,287
Shimizu Corp.	1,710,000	5,459,770
Taisei Corp.	2,565,000	6,977,586

		54,009,132
ENTERTAINMENT — 0.48%
Oriental Land Co. Ltd.	85,500	11,531,034
Sankyo Co. Ltd.	171,000	7,894,828
Toho Co. Ltd.	171,000	2,972,299

		22,398,161
ENVIRONMENTAL CONTROL — 0.12%
Kurita Water Industries Ltd.	256,500	5,490,345

		5,490,345
FOOD — 1.77%
Ajinomoto Co. Inc.	1,710,000	26,054,023
Kikkoman Corp.	855,000	11,290,804
Meiji Holdings Co. Ltd.	171,028	7,972,570
Nippon Meat Packers Inc.	855,000	11,498,276
Nisshin Seifun Group Inc.	429,500	5,200,077
Nissin Foods Holdings Co. Ltd.	171,000	6,606,322
Toyo Suisan Kaisha Ltd.	89,000	2,207,382
Yakult Honsha Co. Ltd.	256,500	11,006,896

		81,836,350
FOREST PRODUCTS & PAPER — 0.16%
Nippon Paper Group Inc.[a]	171,000	2,020,115
Oji Paper Co. Ltd.	1,710,000	5,350,575

		7,370,690
GAS — 1.24%
Osaka Gas Co. Ltd.	4,275,000	18,672,414
Toho Gas Co. Ltd.	855,000	5,579,885

Security	Shares	Value

Tokyo Gas Co. Ltd.	5,985,000	$33,020,689

		57,272,988
HAND & MACHINE TOOLS — 0.89%
Fuji Electric Holdings Co. Ltd.	855,000	1,692,529
Makita Corp.	256,500	8,726,897
SMC Corp.	171,000	26,840,230
THK Co. Ltd.	257,100	4,012,467

		41,272,123
HEALTH CARE — PRODUCTS — 0.53%
Shimadzu Corp.	236,000	1,639,642
Sysmex Corp.	171,000	7,840,230
Terumo Corp.	342,000	15,134,483

		24,614,355
HEALTH CARE — SERVICES — 0.17%
Miraca Holdings Inc.	171,000	7,654,598

		7,654,598
HOME BUILDERS — 0.58%
Daiwa House Industry Co. Ltd.	855,000	11,902,299
Sekisui Chemical Co. Ltd.	862,000	7,045,721
Sekisui House Ltd.	855,000	8,004,023

		26,952,043
HOME FURNISHINGS — 1.41%
Panasonic Corp.	4,959,015	33,693,435
Sharp Corp.[a]	2,565,000	6,486,207
Sony Corp.	2,223,000	25,012,299

		65,191,941
INSURANCE — 2.38%
Dai-ichi Life Insurance Co. Ltd. (The)	19,665	20,016,609
MS&AD Insurance Group Holdings Inc.	1,111,540	17,517,757
NKSJ Holdings Inc.	769,550	13,838,140
Sony Financial Holdings Inc.	427,500	7,032,184
T&D Holdings Inc.	1,282,500	12,972,414
Tokio Marine Holdings Inc.	1,624,500	38,880,115

		110,257,219
INTERNET — 1.02%
Dena Co. Ltd.[a]	256,500	7,141,379
Gree Inc.[a]	171,000	2,843,448
Rakuten Inc.	1,624,500	15,684,828
SBI Holdings Inc.	47,880	2,913,770
Trend Micro Inc.	256,500	7,108,621

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2012

Security	Shares	Value

Yahoo! Japan Corp.	33,345	$11,468,465

		47,160,511
IRON & STEEL — 1.42%
Daido Steel Co. Ltd.	855,000	4,389,655
Hitachi Metals Ltd.	242,000	2,506,539
Japan Steel Works Ltd. (The)	855,000	4,564,368
JFE Holdings Inc.	1,026,050	12,946,838
Kobe Steel Ltd.	5,985,000	4,586,207
Nippon Steel Corp.	11,115,000	21,435,057
Nisshin Steel Co. Ltd.	1,710,000	1,616,092
Sumitomo Metal Industries Ltd.	7,695,000	10,908,621
Yamato Kogyo Co. Ltd.	85,500	2,557,356

		65,510,733
LEISURE TIME — 0.64%
Sega Sammy Holdings Inc.	427,500	8,828,448
Shimano Inc.	171,000	12,317,241
Yamaha Corp.	342,000	3,433,104
Yamaha Motor Co. Ltd.	598,500	5,182,414

		29,761,207
MACHINERY — 4.14%
Amada Co. Ltd.	855,000	3,865,517
FANUC Corp.	427,500	69,830,460
Hitachi Construction Machinery Co. Ltd.[a]	256,500	4,245,517
IHI Corp.	2,565,000	5,503,448
Kawasaki Heavy Industries Ltd.	3,420,000	7,250,575
Komatsu Ltd.	2,137,500	42,040,230
Kubota Corp.	2,565,000	24,634,483
Mitsubishi Heavy Industries Ltd.	6,840,000	28,303,448
Nabtesco Corp.	171,000	3,131,724
Sumitomo Heavy Industries Ltd.	855,000	2,937,357

		191,742,759
MANUFACTURING — 1.25%
FUJIFILM Holdings Corp.	1,026,000	17,021,379
Konica Minolta Holdings Inc.	1,282,500	9,483,621
Nikon Corp.	769,500	21,148,965
Olympus Corp.[b]	513,000	10,122,414

		57,776,379
MEDIA — 0.11%
Jupiter Telecommunications Co. Ltd.	5,130	5,234,828

		5,234,828

Security	Shares	Value

METAL FABRICATE & HARDWARE — 0.18%
Maruichi Steel Tube Ltd.	85,500	$1,641,207
NSK Ltd.	855,000	5,012,069
NTN Corp.	855,000	1,801,724

		8,455,000
MINING — 0.43%
Mitsubishi Materials Corp.	2,565,000	7,174,138
Sumitomo Metal Mining Co. Ltd.	1,224,000	12,630,805

		19,804,943
OFFICE & BUSINESS EQUIPMENT — 2.16%
Canon Inc.	2,565,050	85,010,278
Ricoh Co. Ltd.[a]	1,710,000	13,452,873
Seiko Epson Corp.[a]	256,500	1,644,483

		100,107,634
OIL & GAS — 1.59%
Cosmo Oil Co. Ltd.	1,710,000	3,275,862
Idemitsu Kosan Co. Ltd.	85,500	6,868,391
INPEX Corp.	5,130	29,155,173
JX Holdings Inc.	4,959,095	25,650,491
Showa Shell Sekiyu K.K.	256,500	1,320,172
TonenGeneral Sekiyu K.K.	855,000	7,228,736

		73,498,825
PACKAGING & CONTAINERS — 0.06%
Toyo Seikan Kaisha Ltd.	256,500	2,761,552

		2,761,552
PHARMACEUTICALS — 6.42%
Alfresa Holdings Corp.	85,500	4,220,402
Astellas Pharma Inc.	1,026,030	50,056,636
Chugai Pharmaceutical Co. Ltd.	513,000	10,220,690
Daiichi Sankyo Co. Ltd.	1,453,569	23,947,689
Dainippon Sumitomo Pharma Co. Ltd.	342,000	3,773,793
Eisai Co. Ltd.	598,500	27,326,149
Hisamitsu Pharmaceutical Co. Inc.	85,500	4,558,908
Kyowa Hakko Kirin Co. Ltd.	855,000	9,554,598
Medipal Holdings Corp.	342,000	4,896,322
Mitsubishi Tanabe Pharma Corp.	427,500	6,338,793
Ono Pharmaceutical Co. Ltd.	171,000	10,613,793
Otsuka Holdings Co. Ltd.	769,500	23,468,276
Santen Pharmaceutical Co. Ltd.	171,000	7,425,287
Shionogi & Co. Ltd.	598,500	8,622,069
Suzuken Co. Ltd.	171,000	5,789,540

SCHEDULE OF INVESTMENTS	11

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2012

Security	Shares	Value

Taisho Pharmaceutical Holdings Co. Ltd.	85,500	$6,890,230
Takeda Pharmaceutical Co. Ltd.	1,795,500	84,156,897
Tsumura & Co.	171,000	5,269,770

		297,129,842
REAL ESTATE — 2.97%
AEON Mall Co. Ltd.	256,500	5,985,000
Daito Trust Construction Co. Ltd.	171,000	16,685,058
Hulic Co. Ltd.[b]	513,000	2,574,828
Mitsubishi Estate Co. Ltd.	2,671,000	46,836,309
Mitsui Fudosan Co. Ltd.	1,816,000	33,699,208
Nomura Real Estate Holdings Inc.	256,500	4,268,448
NTT Urban Development Corp.	3,420	2,590,115
Sumitomo Realty & Development Co. Ltd.	855,000	20,845,402
Tokyu Land Corp.	855,000	4,193,103

		137,677,471
REAL ESTATE INVESTMENT TRUSTS — 0.73%
Japan Prime Realty Investment Corp.	1,710	4,800,230
Japan Real Estate Investment Corp.	855	8,342,529
Japan Retail Fund Investment Corp.	4,275	7,305,172
Nippon Building Fund Inc.	855	8,648,276
Nomura Real Estate Office Fund Inc.	855	4,919,253

		34,015,460
RETAIL — 3.91%
ABC-MART Inc.	85,500	3,576,149
AEON Co. Ltd.	1,368,000	15,724,138
Citizen Holdings Co. Ltd.	598,500	3,309,713
FamilyMart Co. Ltd.	171,000	8,244,253
Fast Retailing Co. Ltd.	105,200	24,546,667
Isetan Mitsukoshi Holdings Ltd.	769,560	8,019,936
J. Front Retailing Co. Ltd.	855,000	4,269,540
Lawson Inc.	171,000	13,103,448
Marui Group Co. Ltd.	513,000	3,754,138
McDonald’s Holdings Co. (Japan) Ltd.	171,000	4,848,276
Nitori Holdings Co. Ltd.	85,500	8,560,919
Seven & I Holdings Co. Ltd.	1,710,080	51,870,243
Shimamura Co. Ltd.	85,500	10,144,253
Takashimaya Co. Ltd.	855,000	6,104,023
USS Co. Ltd.	51,300	5,510,000
Yamada Denki Co. Ltd.	196,650	9,468,333

		181,054,029

Security	Shares	Value

SEMICONDUCTORS — 0.57%
Rohm Co. Ltd.	256,500	$8,369,827
Sumco Corp.[b]	256,500	1,932,759
Tokyo Electron Ltd.	342,052	16,054,165

		26,356,751
SOFTWARE — 0.44%
Konami Corp.	256,500	5,886,724
Nexon Co. Ltd.[a,b]	256,500	3,698,448
Nomura Research Institute Ltd.	171,000	3,570,690
Oracle Corp. Japan	85,500	4,133,046
Square Enix Holdings Co. Ltd.	171,000	2,865,287

		20,154,195
STORAGE & WAREHOUSING — 0.07%
Mitsubishi Logistics Corp.	284,000	3,231,724

		3,231,724
TELECOMMUNICATIONS — 4.96%
KDDI Corp.	5,985	42,804,597
Nippon Telegraph and Telephone Corp.	940,500	43,421,552
NTT DOCOMO Inc.	35,055	59,633,793
SoftBank Corp.	2,052,000	83,600,000

		229,459,942
TEXTILES — 0.57%
Teijin Ltd.	2,565,000	5,634,483
Toray Industries Inc.	3,420,000	20,878,161

		26,512,644
TOYS, GAMES & HOBBIES — 0.83%
Namco Bandai Holdings Inc.	427,598	6,771,667
Nintendo Co. Ltd.	256,500	28,696,552
Sanrio Co. Ltd.[a]	85,500	2,942,816

		38,411,035
TRANSPORTATION — 4.83%
Central Japan Railway Co.	3,420	29,744,827
East Japan Railway Co.	769,500	51,496,552
Hankyu Hanshin Holdings Inc.	1,710,000	9,718,391
Kamigumi Co. Ltd.	855,000	6,868,391
Kawasaki Kisen Kaisha Ltd.[a,b]	1,710,000	2,293,103
Keikyu Corp.	859,000	8,381,558
Keio Corp.	1,710,000	13,387,356
Keisei Electric Railway Co. Ltd.	120,000	1,157,088
Kintetsu Corp.[a]	3,755,000	15,442,018
Mitsui O.S.K. Lines Ltd.	2,565,000	6,420,690

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2012

Security	Shares	Value

Nippon Express Co. Ltd.	1,710,000	$6,704,598
Nippon Yusen K.K.	3,420,000	6,901,149
Odakyu Electric Railway Co. Ltd.	965,000	10,241,571
Tobu Railway Co. Ltd.	1,710,000	9,500,000
Tokyu Corp.	2,565,000	12,612,069
West Japan Railway Co.	427,500	18,699,713
Yamato Holdings Co. Ltd.	855,000	14,195,402

		223,764,476

TOTAL COMMON STOCKS
(Cost: $6,518,910,851)		4,619,774,099

SHORT-TERM INVESTMENTS — 1.45%

MONEY MARKET FUNDS — 1.45%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	61,765,442	61,765,442
BlackRock Cash Funds: Prime SL Agency Shares
0.23%[c,d,e]	4,680,670	4,680,670
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	524,241	524,241

		66,970,353

TOTAL SHORT-TERM INVESTMENTS
(Cost: $66,970,353)		66,970,353

TOTAL INVESTMENTS IN SECURITIES — 101.25% (Cost: $6,585,881,204)		4,686,744,452
Other Assets, Less Liabilities — (1.25)%		(57,710,084)

NET ASSETS — 100.00%		$4,629,034,368

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of August 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
94	TOPIX Index (Sept. 2012)	Tokyo Stock	$8,721,711	$(168,072)

See notes to financial statements.

SCHEDULE OF INVESTMENTS	13

Statement of Assets and Liabilities

iSHARES® MSCI JAPAN INDEX FUND

August 31, 2012

ASSETS
Investments, at cost:
Unaffiliated	$6,518,910,851
Affiliated (Note 2)	66,970,353

Total cost of investments	$6,585,881,204

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$4,619,774,099
Affiliated (Note 2)	66,970,353

Total fair value of investments	4,686,744,452
Foreign currencies, at value[b]	5,115,398
Cash held at broker, at value[c]	3,238,570
Receivables:
Dividends and interest	4,183,161

Total Assets	4,699,281,581

LIABILITIES
Payables:
Collateral for securities on loan (Note 5)	66,446,112
Capital shares redeemed	1,467,555
Futures variation margin	168,072
Investment advisory fees (Note 2)	2,165,474

Total Liabilities	70,247,213

NET ASSETS	$4,629,034,368

Net assets consist of:
Paid-in capital	$7,398,500,833
Undistributed net investment income	3,443,177
Accumulated net realized loss	(873,742,171)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(1,899,167,471)

NET ASSETS	$4,629,034,368

Shares outstanding[d]	513,000,000

Net asset value per share	$9.02

[a]	Securities on loan with a value of $63,157,973. See Note 5.
[b]	Cost of foreign currencies: $5,087,019.
[c]	Cost of cash held at broker: $3,178,498.
[d]	$0.001 par value, number of shares authorized: 2,124,600,000.

See notes to financial statements.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statement of Operations

iSHARES® MSCI JAPAN INDEX FUND

Year ended August 31, 2012

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$134,515,381
Interest — affiliated (Note 2)	1,047
Securities lending income — affiliated (Note 2)	1,259,601

Total investment income	135,776,029

EXPENSES
Investment advisory fees (Note 2)	28,798,955

Total expenses	28,798,955

Net investment income	106,977,074

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(163,584,584)
In-kind redemptions — unaffiliated	(101,785,274)
Futures contracts	1,173,245
Foreign currency transactions	986,925

Net realized loss	(263,209,688)

Net change in unrealized appreciation/depreciation on:
Investments	(266,764,734)
Futures contracts	(168,072)
Translation of assets and liabilities in foreign currencies	(33,903)

Net change in unrealized appreciation/depreciation	(266,966,709)

Net realized and unrealized loss	(530,176,397)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(423,199,323)

[a]	Net of foreign withholding tax of $10,094,180.

See notes to financial statements.

FINANCIAL STATEMENTS	15

Statements of Changes in Net Assets

iSHARES® MSCI JAPAN INDEX FUND

	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$106,977,074	$90,153,430
Net realized loss	(263,209,688)	(34,907,354)
Net change in unrealized appreciation/depreciation	(266,966,709)	(73,435,639)

Net decrease in net assets resulting from operations	(423,199,323)	(18,189,563)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(109,422,889)	(93,105,502)

Total distributions to shareholders	(109,422,889)	(93,105,502)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	758,956,904	4,949,223,864
Cost of shares redeemed	(2,791,809,212)	(1,586,188,582)

Net increase (decrease) in net assets from capital share transactions	(2,032,852,308)	3,363,035,282

INCREASE (DECREASE) IN NET ASSETS	(2,565,474,520)	3,251,740,217

NET ASSETS
Beginning of year	7,194,508,888	3,942,768,671

End of year	$4,629,034,368	$7,194,508,888

Undistributed net investment income included in net assets at end of year	$3,443,177	$3,196,412

SHARES ISSUED AND REDEEMED
Shares sold	76,800,000	471,600,000
Shares redeemed	(298,200,000)	(155,400,000)

Net increase (decrease) in shares outstanding	(221,400,000)	316,200,000

See notes to financial statements.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES® MSCI JAPAN INDEX FUND

(For a share outstanding throughout each period)

	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$9.80	$9.43	$10.24	$11.62	$14.07

Income from investment operations:
Net investment income[a]	0.18	0.16	0.12	0.13	0.14
Net realized and unrealized gain (loss)[b]	(0.77)	0.37	(0.77)	(1.39)	(2.39)

Total from investment operations	(0.59)	0.53	(0.65)	(1.26)	(2.25)

Less distributions from:
Net investment income	(0.19)	(0.16)	(0.16)	(0.12)	(0.20)

Total distributions	(0.19)	(0.16)	(0.16)	(0.12)	(0.20)

Net asset value, end of year	$9.02	$9.80	$9.43	$10.24	$11.62

Total return	(5.96)%	5.54%	(6.41)%	(10.68)%	(16.13)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,629,034	$7,194,509	$3,942,769	$6,164,170	$7,499,536
Ratio of expenses to average net assets	0.53%	0.51%	0.54%	0.56%	0.52%
Ratio of net investment income to average net assets	1.95%	1.53%	1.20%	1.46%	1.11%
Portfolio turnover rate[c]	3%	4%	5%	4%	4%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	17

Notes to Financial Statements

iSHARES® MSCI JAPAN INDEX FUND

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following fund (the “Fund”):

iShares MSCI Index Fund	Diversification Classification
Japan	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® MSCI JAPAN INDEX FUND

investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

NOTES TO FINANCIAL STATEMENTS	19

Notes to Financial Statements (Continued)

iSHARES® MSCI JAPAN INDEX FUND

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

As of August 31, 2012, the value of each of the Fund’s investments was classified as Level 1. The breakdown of the Fund’s investments into major categories is disclosed in its Schedule of Investments.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of August 31, 2012, if any, are disclosed in the Fund’s Statement of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® MSCI JAPAN INDEX FUND

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended August 31, 2012, BTC earned securities lending agent fees of $678,247 from the Fund.

At a special meeting of the Board held on January 5, 2012, the directors approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for the Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statement of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

NOTES TO FINANCIAL STATEMENTS	21

Notes to Financial Statements (Continued)

iSHARES® MSCI JAPAN INDEX FUND

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2012, aggregated $148,910,146 and $177,908,708, respectively.

In-kind purchases and sales (see Note 4) for the year ended August 31, 2012, aggregated $748,187,939 and $2,752,316,713, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statement of Assets and Liabilities. Securities lending income, as disclosed in the Statement of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES® MSCI JAPAN INDEX FUND

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2012, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$(164,807,840)	$2,692,580	$162,115,260

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 was as follows:

	2012	2011
Ordinary income	$109,422,889	$93,105,502

As of August 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
$8,602,016	$(697,166,401)	$(1,958,284,365)	$(122,617,715)	$(2,769,466,465)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the year ending August 31, 2013.

As of August 31, 2012, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$118,947,587	$8,733,802	$68,122,871	$27,817,841	$44,443,527	$116,295,478	$173,577,101	$139,228,194	$697,166,401

[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of August 31, 2012, the cost of investments for federal income tax purposes was $6,644,998,098. Net unrealized depreciation was $1,958,253,646, of which $146,956,758 represented gross unrealized appreciation on securities and $2,105,210,404 represented gross unrealized depreciation on securities.

NOTES TO FINANCIAL STATEMENTS	23

Notes to Financial Statements (Continued)

iSHARES® MSCI JAPAN INDEX FUND

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s financial statements.

7.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held as of August 31, 2012 and the related locations in the Statement of Assets and Liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin/Net assets consist of – net unrealized appreciation (depreciation)[a]	$(168,072)

[a]	Represents cumulative depreciation of futures contracts as reported in the Schedule of Investments.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended August 31, 2012 and the related locations in the Statement of Operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$1,173,245	$(168,072)

For the year ended August 31, 2012, the average quarter-end number of contracts and notional value of open futures contracts for the Fund were 247 and $23,488,330, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Japan Index Fund (the “Fund”), at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	25

Tax Information (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

For the fiscal year ended August 31, 2012, the Fund earned foreign source income of $144,609,561 and paid foreign taxes of $10,091,119 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of $119,514,008 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2012.

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Directors, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	27

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	29

Supplemental Information (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.19385	$—	$—	$0.19385	100%	—%	—%	100%

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the stock exchange on which the shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the market value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this report. The information shown for the Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific period covered for the Fund is disclosed in the table.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	3	0.22%
Greater than 5.5% and Less than 6.0%	1	0.07
Greater than 5.0% and Less than 5.5%	3	0.22
Greater than 4.5% and Less than 5.0%	3	0.22
Greater than 4.0% and Less than 4.5%	4	0.29
Greater than 3.5% and Less than 4.0%	8	0.58
Greater than 3.0% and Less than 3.5%	3	0.22
Greater than 2.5% and Less than 3.0%	17	1.23
Greater than 2.0% and Less than 2.5%	18	1.30
Greater than 1.5% and Less than 2.0%	47	3.40
Greater than 1.0% and Less than 1.5%	99	7.15
Greater than 0.5% and Less than 1.0%	223	16.10
Between 0.5% and –0.5%	550	39.73
Less than –0.5% and Greater than –1.0%	154	11.13
Less than –1.0% and Greater than –1.5%	93	6.72
Less than –1.5% and Greater than –2.0%	67	4.84
Less than –2.0% and Greater than –2.5%	35	2.53
Less than –2.5% and Greater than –3.0%	19	1.37
Less than –3.0% and Greater than –3.5%	12	0.87
Less than –3.5% and Greater than –4.0%	7	0.51
Less than –4.0% and Greater than –4.5%	6	0.43
Less than –4.5% and Greater than –5.0%	3	0.22
Less than –5.0% and Greater than –5.5%	4	0.29
Less than –5.5%	5	0.36

	1,384	100.00%

SUPPLEMENTAL INFORMATION	31

Director and Officer Information (Unaudited)

iSHARES® MSCI JAPAN INDEX FUND

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director of iShares, Inc. also serves as a Trustee of iShares Trust, a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Director and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Trustee of iShares Trust (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Director (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

Independent Directors

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Director (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Trustee of iShares Trust (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Director (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the

Investment Committee, Archdiocese

of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Director (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Director (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

DIRECTOR AND OFFICER INFORMATION	33

Director and Officer Information (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

Independent Directors (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (51)	Director (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Director (since 2002).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Trustee of iShares Trust (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Director (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES® MSCI JAPAN INDEX FUND

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

DIRECTOR AND OFFICER INFORMATION	35

Notes:

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	37

Notes:

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-81-0812

August 31, 2012

2012 Annual Report

iShares, Inc.

iShares MSCI Austria Investable Market Index Fund  |  EWO  |  NYSE Arca

iShares MSCI Belgium Investable Market Index Fund  |  EWK  |  NYSE Arca

iShares MSCI Emerging Markets Eastern Europe Index Fund  |  ESR  |  NYSE Arca

iShares MSCI EMU Index Fund  |  EZU  |  NYSE Arca

iShares MSCI France Index Fund  |  EWQ  |  NYSE Arca

iShares MSCI Germany Index Fund  |  EWG  |  NYSE Arca

iShares MSCI Italy Index Fund  |  EWI  |  NYSE Arca

iShares MSCI Netherlands Investable Market Index Fund  |  EWN  |  NYSE Arca

iShares MSCI Spain Index Fund  |  EWP  |  NYSE Arca

iShares MSCI Sweden Index Fund  |  EWD  |  NYSE Arca

iShares MSCI Switzerland Index Fund  |  EWL  |  NYSE Arca

iShares MSCI United Kingdom Index Fund  |  EWU  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.81)%	(19.82)%	(19.74)%	(14.17)%	(14.22)%	(15.04)%	8.45%	8.54%	8.16%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.81)%	(19.82)%	(19.74)%	(53.43)%	(53.56)%	(55.73)%	124.97%	127.01%	119.06%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance reflects the performance of the MSCI Austria IndexSM through January 31, 2008 and the MSCI Austria Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	35.30%
Industrial	25.10
Energy	15.52
Basic Materials	11.65
Utilities	4.96
Communications	4.70
Consumer Non-Cyclical	1.17
Consumer Cyclical	0.48
Short-Term and Other Net Assets	1.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

OMV AG	12.63%
Erste Group Bank AG	11.48
Andritz AG	9.62
voestalpine AG	8.18
IMMOFINANZ AG	7.53
Telekom Austria AG	4.70
Raiffeisen International Bank Holding AG	4.39
Vienna Insurance Group AG	4.37
Verbund AG	3.68
Oesterreichische Post AG	3.01

TOTAL	69.59%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Austria Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Austria Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Vienna Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (19.81)%, net of fees, while the total return for the Index was (19.74)%.

The European economy continued to slide downward during the reporting period. The unemployment rate in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. During the second quarter of 2012, gross domestic product (GDP) declined 0.2% compared to the first quarter of 2012. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Retail sales were down 0.2% in July 2012 versus the prior month, and were down 1.7% compared to July 2011. Meanwhile, the annual rate of inflation in the eurozone hit 2.6% in August 2012, above the European Central Bank’s target rate of 2%. The European Commission’s sentiment gauge, the Economic Sentiment Indicator, showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

However, there was a wide disparity between the Continent as a whole and the stronger eurozone nations such as Austria, where the jobless rate was just 4.5% in July 2012, the lowest in the European Union. Meanwhile, retail sales in Austria increased 3% in the first six months of 2012 compared to the same period in 2011. The International Monetary Fund recently commended Austria for its “strong economic performance.” However, Bank Austria noted that economic momentum was slowing in July and August 2012, as Austria’s export industry was adversely affected by the weak European economy. After growing 2.7% in 2011 versus 2010, Austria’s economy grew just 0.2% in the second quarter of 2012 versus the first quarter of the year. Bank Austria’s Purchasing Manager Index declined in July 2012, indicating that the industrial sector was contracting.

Despite Austria’s relatively strong economic performance, stocks, as represented by the Index, fell during the reporting period. All sectors reported negative performance. The financials sector, which represents almost a third of the Index on average, contributed the most significantly to negative Index returns. The utilities sector produced the worst total returns, but its impact on returns was limited because of its light weighting — about 6% of the Index throughout the reporting period.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.11%	1.40%	11.81%	(10.45)%	(10.44)%	(9.50)%	5.33%	5.39%	5.58%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.11%	1.40%	11.81%	(42.41)%	(42.39)%	(39.30)%	68.15%	69.11%	72.11%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance reflects the performance of the MSCI Belgium IndexSM through November 30, 2007 and the MSCI Belgium Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	43.29%
Financial	15.08
Basic Materials	12.21
Communications	9.95
Diversified	8.50
Utilities	3.96
Industrial	3.34
Consumer Cyclical	2.04
Technology	1.02
Short-Term and Other Net Assets	0.61

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Anheuser-Busch InBev NV	23.93%
UCB SA	6.94
Groupe Bruxelles Lambert SA	6.26
Solvay SA	6.15
Belgacom SA	5.81
Colruyt SA	4.79
Umicore SA	4.65
Ageas SA/NV	4.18
Elia System Operator SA	3.96
Telenet Group Holding NV	3.37

TOTAL	70.04%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Belgium Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Belgium Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Brussels Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 1.11%, net of fees, while the total return for the Index was 11.81%.

The European economy continued to slide downward during the reporting period. The unemployment rate in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. During the second quarter of 2012, gross domestic product (“GDP”) declined 0.2% compared to the first quarter of 2012. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Retail sales were down 0.2% in July 2012 versus the prior month, and were down 1.7% compared to July 2011. Meanwhile, the annual rate of inflation in the eurozone hit 2.6% in August 2012, above the European Central Bank’s target rate of 2%. The European Commission’s sentiment gauge, the Economic Sentiment Indicator, showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

Belgium’s economic performance was in line with the region. According to Moody’s Analytics, second quarter 2012 GDP fell 0.6% from the first quarter of 2012 and 0.4% when compared to the second quarter of 2011. At the same time, Belgian business confidence declined in August 2012 as trade sentiment fell to its lowest level since March 2012. Because Belgium relies on its European neighbors for the majority of its exports, a downturn in the economic health of these countries caused investor concern. In particular, Belgium is especially affected by the health of Germany’s economy, where GDP rose just 0.3% in the second quarter of 2012 versus the first quarter of 2012. In addition, German business confidence fell for the fourth straight month in August 2012.

Despite Belgium’s weak economic conditions, the Index advanced at a double-digit rate during the reporting period, primarily due to Anheuser-Busch InBev NV, which performed much better than the Belgium market overall and represented nearly half of the Index, on average, during the reporting period. Otherwise all sectors generally detracted from Index performance.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

During the reporting period, the Fund’s performance diverged significantly from the Index primarily as a result of regulatory restrictions which can affect the investment adviser’s ability to optimize the portfolio of a fund relative to the constituent weightings of the underlying index. As a regulated investment company, the Fund may not invest more than 25% of the value of its total assets in the securities of one singular issuer, and therefore was obligated to underweight Anheuser-Busch InBev NV, relative to the Index, by approximately 20%, on average, during the reporting period. Consequently, the investment adviser had to overweight other securities in the portfolio, relative to the Index, which did not perform as well as Anheuser-Busch InBev NV during the reporting period.

Special note — On or about November 9, 2012, the investment objective of the Fund will change to track a new underlying index, the MSCI Belgium IMI 25/50 Index (the “IMI 25/50 Index”). The IMI 25/50 Index is designed to measure broad-based equity market performance in Belgium where a capping methodology is applied that limits the weight of any single component to a maximum of 25% of the IMI 25/50 Index. In addition, the Fund will change its name to the iShares MSCI Belgium Capped Investable Market Index Fund.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.14)%	(12.43)%	(13.17)%	1.80%	1.72%	2.20%	5.35%	5.09%	6.56%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (9/30/09). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/2/09), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Energy	46.39%
Financial	21.32
Basic Materials	9.65
Communications	8.63
Utilities	7.06
Consumer Non-Cyclical	4.43
Technology	0.33
Industrial	0.28
Short-Term and Other Net Assets	1.91

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Gazprom OAO (Russia)	18.28%
LUKOIL OAO (Russia)	10.21
Sberbank of Russia (Russia)	8.77
NovaTek OAO SP GDR (Russia)	3.83
Uralkali OJSC (Russia)	3.55
Mobile TeleSystems OJSC SP ADR (Russia)	3.35
Tatneft OAO (Russia)	3.04
Magnit OJSC SP GDR (Russia)	2.92
Powszechna Kasa Oszczednosci Bank Polski SA (Poland)	2.81
Rosneft Oil Co. OJSC (Russia)	2.68

TOTAL	59.44%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Emerging Markets Eastern Europe Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Eastern Europe IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure equity market performance of the following four emerging market countries: the Czech Republic, Hungary, Poland and Russia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (13.14)%, net of fees, while the total return for the Index was (13.17)%.

As represented by the Index, stock markets in Eastern Europe posted double-digit losses for the reporting period, reflecting a slowdown in global economic growth. Among the four countries represented in the Index — Russia, Poland, Czech Republic, and Hungary—three of them saw their economic growth rates fall during the reporting period, with Hungary and the Czech Republic falling into recession by the end of the reporting period. Russia was the lone exception, as its economic growth rate was largely unchanged for the reporting period. The primary factor behind the diminishing economic activity was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Exports to the eurozone are an important component of emerging economies in Eastern Europe, and the economic slowdown in the region weighed on economic activity in these countries.

In addition, the central banks in Russia, Poland, and Hungary raised short-term interest rates in 2011 to curb rising inflation, and this had a negative impact on economic growth in 2012 as higher borrowing costs put downward pressure on their domestic economies. By the spring of 2012, the central banks in Russia and Hungary reversed course and began lowering short-term rates, while Poland’s held rates steady.

Another factor behind the Index’s overall decline was a stronger U.S. dollar, which lowered international equity returns for U.S. investors (in local currency terms, the Index declined 2.98% for the reporting period). The U.S. dollar appreciated by 12% against the Russian ruble, 15% versus the Polish zloty, 18% versus the Czech koruna, and 20% against the Hungarian forint for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

Russia, the largest country weighting in the Index (comprising approximately three-quarters of the Index on average during the reporting period), declined by more than 12% for the reporting period as falling commodity prices weighed on the Russian equity market. Poland’s stock market, which made up approximately 17% of the Index, also posted a double-digit decline as economic growth in the country slowed from 4.5% at the beginning of the reporting period to 2.5% at the end of the reporting period. Among the two smaller Index components, stocks in the Czech Republic held up best, declining by just under 10%, while the Hungarian stock market tumbled by 19%. Both countries faced recessions, but the Czech central bank has taken more dramatic actions to stimulate economic growth than the Hungarian central bank, which has struggled with an inflation rate of nearly 6%.

From a sector perspective, eight of the nine sectors in the Index declined for the reporting period. The consumer discretionary sector fell by more than 30% as retail spending declined. The materials and utilities sectors suffered declines of more than 25% amid sharply lower commodity prices. The only sector of the Index to advance was consumer staples, which is considered to be a defensive sector of the market.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EMU INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.99)%	(4.12)%	(4.01)%	(9.00)%	(9.05)%	(8.92)%	5.28%	5.29%	5.48%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.99)%	(4.12)%	(4.01)%	(37.60)%	(37.76)%	(37.31)%	67.28%	67.51%	70.51%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMU INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector	Percentage of Net Assets

Consumer Non-Cyclical	21.83%
Financial	18.79
Industrial	12.42
Communications	8.75
Consumer Cyclical	8.52
Basic Materials	8.41
Energy	8.05
Utilities	6.54
Technology	4.44
Diversified	2.00
Short-Term and Other Net Assets	0.25

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Total SA (France)	3.82%
Sanofi (France)	3.50
Siemens AG Registered (Germany)	2.80
BASF SE (Germany)	2.57
Banco Santander SA (Spain)	2.52
Anheuser-Busch InBev NV (Belgium)	2.43
Bayer AG Registered (Germany)	2.31
SAP AG (Germany)	2.18
Unilever NV CVA (Netherlands)	2.04
Eni SpA (Italy)	2.02

TOTAL	26.19%

The iShares MSCI EMU Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI EMU IndexSM (the “Index”). The Index consists of stocks from Austria, Belgium, Finland, France, Germany, Greece, Ireland, Italy, the Netherlands, Portugal and Spain. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (3.99)%, net of fees, while the total return for the Index was (4.01)%.

The European economy continued to slide downward during the reporting period. The unemployment rate in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. During the second quarter of 2012, gross domestic product (“GDP”) declined 0.2% compared to the first quarter of 2012. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Retail sales were down 0.2% in July 2012 versus the prior month, and were down 1.7% compared to July 2011. Meanwhile, the annual rate of inflation in the eurozone hit 2.6% in August 2012, above the European Central Bank’s target rate of 2%. The European Commission’s sentiment gauge, the Economic Sentiment Indicator, showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

Although the unemployment rate in Germany, Europe’s largest economy, remained modest at 6.8% in July 2012, the country’s GDP rose just 0.3% in the second quarter of 2012 versus the first quarter of 2012, and just 0.5% in the first quarter of 2012 compared to the final quarter of 2011. Most of Germany’s exports continued to depend on European markets, many of which were undergoing aggressive austerity programs. In France, second quarter 2012 GDP did not advance from the first quarter of 2012, marking the third straight quarter of zero growth in Europe’s second largest economy. During the second quarter of 2012, Spain’s economy contracted 0.4% from the first quarter of 2012 and 1% from the second quarter of 2011 as unemployment reached 25%. The sluggish economy in Spain has led to high budget deficits, which the government has sought to close by seeking more than $125 billion in spending cuts and tax increases. Spain’s banking system showed signs of weakness during the reporting period, as the government requested a $126 billion bailout from the European Central Bank.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMU INDEX FUND

In Italy, GDP declined by 0.70% during the second quarter of 2012 compared to the first quarter of 2012, marking the fourth consecutive quarter of economic contraction. Meanwhile, economic growth in the Netherlands has also been quite weak, with GDP shrinking by 0.8% during the first quarter of 2012 compared with the same quarter in 2011.

In keeping with the generally negative sentiment in Europe, the Index declined during the reporting period. From a country perspective, Spain, France and Italy contributed the most to the Index’s negative performance, while Germany, Belgium and the Netherlands posted modest positive returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® MSCI FRANCE INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.05)%	(5.34)%	(5.16)%	(7.42)%	(7.51)%	(7.36)%	5.49%	5.50%	5.68%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.05)%	(5.34)%	(5.16)%	(32.00)%	(32.34)%	(31.76)%	70.72%	70.76%	73.71%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI FRANCE INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	26.06%
Industrial	15.09
Financial	13.84
Energy	12.93
Communications	8.90
Basic Materials	6.00
Consumer Cyclical	5.14
Diversified	4.71
Utilities	4.61
Technology	2.65
Short-Term and Other Net Assets	0.07

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Total SA	11.38%
Sanofi	10.43
BNP Paribas SA	4.50
LVMH Moet Hennessy Louis Vuitton SA	4.44
L’Air Liquide SA	3.94
Danone SA	3.87
Schneider Electric SA	3.53
GDF Suez	3.36
L’Oreal SA	3.18
France Telecom SA	2.75

TOTAL	51.38%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI France Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI France IndexSM (the “Index”). The Index consists of stocks traded primarily on the Paris Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (5.05)%, net of fees, while the total return for the Index was (5.16)%.

The European economy continued to slide downward during the reporting period. The unemployment rate in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. During the second quarter of 2012, gross domestic product (“GDP”) declined 0.2% compared to the first quarter of 2012. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Retail sales were down 0.2% in July 2012 versus the prior month, and were down 1.7% compared to July 2011. Meanwhile, the annual rate of inflation in the eurozone hit 2.6% in August 2012, above the European Central Bank’s target rate of 2%. The European Commission’s sentiment gauge, the Economic Sentiment Indicator, showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

In France, second quarter 2012 GDP did not advance from the first quarter of 2012, marking the third straight quarter of zero growth in Europe’s second largest economy after Germany. The stalled economy and an unemployment rate above 10% were the challenges facing newly elected President Francois Hollande, who promised to cut spending or raise taxes to approach a balanced budget. However, either move was generally seen as a damper on economic growth, as the number of unemployed people in France reached 3 million for the first time since 1999. Many firms have announced factory closures or job losses, including a major airline and a major carmaker, which announced job losses of 5,000 and 3,000 respectively.

In line with the country’s economic performance, the Index declined during the reporting period. The worst performing sectors in terms of contributions to returns were industrials, financials and utilities, while the best performing sectors were health care, energy and consumer staples. Shares of industrial and financials companies typically perform poorly in a sluggish economic environment, while shares of health care and consumer staples companies typically fare better since demand for these services are not typically linked to economic growth.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® MSCI GERMANY INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.55%	4.61%	4.67%	(4.96)%	(5.11)%	(4.95)%	8.18%	8.12%	8.32%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.55%	4.61%	4.67%	(22.46)%	(23.06)%	(22.41)%	119.43%	118.35%	122.32%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GERMANY INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	16.83%
Consumer Cyclical	16.60
Basic Materials	15.75
Financial	15.44
Industrial	13.05
Technology	8.17
Utilities	7.59
Communications	5.42
Diversified	0.55
Short-Term and Other Net Assets	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Siemens AG Registered	9.34%
BASF SE	8.55
Bayer AG Registered	7.68
SAP AG	7.27
Allianz SE Registered	5.98
Daimler AG Registered	5.32
E.ON AG	4.96
Deutsche Telekom AG Registered	4.01
Deutsche Bank AG Registered	3.96
Linde AG	3.49

TOTAL	60.56%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Germany Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Germany IndexSM (the “Index”). The Index consists of stocks traded primarily on the Frankfurt Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 4.55%, net of fees, while the total return for the Index was 4.67%.

The European economy continued to slide downward during the reporting period. The unemployment rate in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. During the second quarter of 2012, gross domestic product (“GDP”) declined 0.2% compared to the first quarter of 2012. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Retail sales were down 0.2% in July 2012 versus the prior month, and were down 1.7% compared to July 2011. Meanwhile, the annual rate of inflation in the eurozone hit 2.6% in August 2012, above the European Central Bank’s target rate of 2%. The European Commission’s sentiment gauge, the Economic Sentiment Indicator, showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

In terms of its domestic economy, Germany continues to be Europe’s steadiest performer. The unemployment rate was just 6.8% in July 2012; youth unemployment was 7.9% compared to 22.6% for Europe as a whole. However, in recent quarters, Germany’s overall economy has not been the powerhouse of prior years. Germany’s GDP rose just 0.3% in the second quarter of 2012 versus the first quarter of 2012, which in turn grew 0.5% compared to the final quarter of 2011. In addition, German business confidence fell for the fourth straight month in August 2012. Most of Germany’s exports depend on European markets, many of which are undergoing aggressive austerity programs. In addition, China, which made up 7% of Germany’s exports in 2011, experienced slowing in its economy as well. In the second quarter of 2012, China’s annualized 7.6% GDP growth rate was its slowest since 2009. American demand for German goods has faded as well, as U.S. GDP growth slowed from 2.0% in the first quarter of 2012 to 1.5% in the second quarter of the year.

Despite Germany’s economic challenges, the Index generated one of the stronger returns in the eurozone during the reporting period. The strongest sectors included health care, utilities and information technology. The weakest sectors were consumer discretionary, industrials and materials — areas that typically do poorly in a sluggish economy.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® MSCI ITALY INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.98)%	(10.44)%	(10.03)%	(15.40)%	(15.49)%	(15.41)%	0.88%	0.86%	0.86%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.98)%	(10.44)%	(10.03)%	(56.68)%	(56.90)%	(56.69)%	9.11%	8.98%	8.98%

GROWTH OF $10,000 INVESTMENT (AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ITALY INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets
Energy	30.06%
Financial	26.49
Utilities	15.86
Consumer Cyclical	8.52
Industrial	7.67
Communications	5.81
Consumer Non-Cyclical	4.51
Diversified	1.12
Short-Term and Other Assets, Less Liabilities	(0.04)

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets
Eni SpA	23.68%
Enel SpA	10.23
Assicurazioni Generali SpA	7.99
Intesa Sanpaolo SpA	7.41
Saipem SpA	4.86
Tenaris SA	4.86
UniCredit SpA	4.84
Fiat Industrial SpA	4.15
Telecom Italia SpA	3.47
Snam SpA	3.41

TOTAL	74.90%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Italy Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Italy IndexSM (the “Index”). The Index consists of stocks traded primarily on the Milan Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (9.98)%, net of fees, while the total return for the Index was (10.03)%.

The European economy continued to slide downward during the reporting period. The unemployment rate in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. During the second quarter of 2012, gross domestic product (“GDP”) declined 0.2% compared to the first quarter of 2012. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Retail sales were down 0.2% in July 2012 versus the prior month, and were down 1.7% compared to July 2011. Meanwhile, the annual rate of inflation in the eurozone hit 2.6% in August 2012, above the European Central Bank’s target rate of 2%. The European Commission’s sentiment gauge, the Economic Sentiment Indicator, showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

The Italian economy is the third largest in the eurozone behind France and Germany. Italy’s national debt equals 120% of GDP, second only to Greece in terms of eurozone countries’ debt to GDP ratios. In late 2011, the Italian government declared that the economy was in a recession, which caused a change in leadership, ending the reign of Prime Minister Silvio Berlusconi. His successor, Mario Monti, quickly passed a number of economic measures including increasing the retirement age, raising property taxes, simplifying government bureaucracy and enforcing income tax collections. Still, GDP declined by 0.70% during the second quarter of 2012 compared to the first quarter of 2012. Manufacturing contracted significantly, with industrial activity dropping to a 10-month low in August 2012.

The Index declined steadily during the reporting period, as Italy’s fiscal woes came to light. From a sector perspective, financials, utilities and telecommunication services were the largest contributors to the Index’s negative returns, while energy, which had the largest average weight in the Index, was the only positively performing sector during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.96%	1.78%	2.91%	(5.98)%	(6.00)%	(5.30)%	5.06%	5.07%	5.65%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.96%	1.78%	2.91%	(26.52)%	(26.61)%	(23.85)%	63.86%	63.98%	73.21%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance reflects the performance of the MSCI Netherlands IndexSM through January 31, 2008 and the MSCI Netherlands Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	38.02%
Financial	17.62
Industrial	15.59
Technology	9.90
Communications	8.40
Basic Materials	7.45
Energy	2.44
Consumer Cyclical	0.25
Short-Term and Other Net Assets	0.33

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets
Unilever NV CVA	20.83%
ING Groep NV CVA	10.70
ASML Holding NV	8.68
Koninklijke Philips Electronics NV	8.61
Akzo Nobel NV	4.76
Heineken NV	4.67
Koninklijke Ahold NV	4.54
Reed Elsevier NV	3.24
AEGON NV	3.20
Koninklijke KPN NV	3.15

TOTAL	72.38%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Netherlands Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Netherlands Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Amsterdam Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 1.96%, net of fees, while the total return for the Index was 2.91%.

The European economy continued to slide downward during the reporting period. The unemployment rate in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. During the second quarter of 2012, gross domestic product (“GDP”) declined 0.2% compared to the first quarter of 2012. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Retail sales were down 0.2% in July 2012 versus the prior month, and were down 1.7% compared to July 2011. Meanwhile, the annual rate of inflation in the eurozone hit 2.6% in August 2012, above the European Central Bank’s target rate of 2%. The European Commission’s sentiment gauge, the Economic Sentiment Indicator, showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

Economic growth in the Netherlands was weak during the reporting period, with GDP shrinking by 0.8% during the first quarter of 2012 compared with the same quarter in 2011. As of August 2012, consumer confidence in the Netherlands remained low, as the public remained pessimistic about spending as well as the overall economy. Economic sentiment in the Netherlands was negative for the past five years, and deteriorated further in 2012 as the government cut spending, home prices slumped and the debt crisis in Europe continued. The government has pledged to cut spending to reduce the Netherlands budget deficit below 3% of GDP as prescribed by the European Union.

Despite the negative environment, the Index posted a small gain for the reporting period. From a sector perspective, information technology produced the largest total return for the reporting period, and despite its small average allocation in the Index produced the largest total contribution to the Index’s returns, followed by the consumer staples and industrials sectors. On a negative note, the telecommunication services, financials and energy sectors detracted the most from returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance

iSHARES® MSCI SPAIN INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.36)%	(19.82)%	(20.18)%	(9.36)%	(9.47)%	(9.97)%	7.74%	7.73%	7.55%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(19.36)%	(19.82)%	(20.18)%	(38.81)%	(39.19)%	(40.86)%	110.81%	110.53%	107.09%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SPAIN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	43.73%
Communications	16.85
Utilities	10.97
Industrial	6.70
Consumer Non-Cyclical	6.57
Consumer Cyclical	6.06
Energy	4.85
Technology	3.21
Basic Materials	0.94
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Banco Santander SA	22.26%
Telefonica SA	16.86
Banco Bilbao Vizcaya Argentaria SA	10.76
Repsol SA	4.85
Industria de Diseno Textil SA	4.84
Iberdrola SA	4.25
Banco de Sabadell SA	3.64
Amadeus IT Holding SA Class A	3.21
Abertis Infraestructuras SA	3.00
Ferrovial SA	2.57

TOTAL	76.24%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Spain Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Spain IndexSM (the “Index”). The Index consists of stocks traded primarily on the Madrid Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (19.36)%, net of fees, while the total return for the Index was (20.18)%.

The European economy continued to slide downward during the reporting period. The unemployment rate in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. During the second quarter of 2012, gross domestic product (“GDP”) declined 0.2% compared to the first quarter of 2012. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Retail sales were down 0.2% in July 2012 versus the prior month, and were down 1.7% compared to July 2011. Meanwhile, the annual rate of inflation in the eurozone hit 2.6% in August 2012, above the European Central Bank’s target rate of 2%. The European Commission’s sentiment gauge, the Economic Sentiment Indicator showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

During the second quarter of 2012, Spain’s economy contracted 0.4% from the first quarter of 2012 and 1% from the second quarter of 2011 as the unemployment rate reached 25%. The sluggish economy has led to high budget deficits, which the government has sought to close by seeking more than $125 billion in spending cuts and tax increases. Spain’s banking system also showed signs of weakness during the reporting period, as the government requested a $126 billion bailout from the European Central Bank. In addition, the Spanish government removed a regulation that capped the interest rates that banks were able to offer to depositors, enabling banks to raise the interest rates on bank accounts.

The Index declined steadily during most of the reporting period. From a sector perspective, telecommunication services, financials and utilities produced the largest negative contributions to the Index’s returns. In terms of weighting, these sectors together comprised, on average, about 75% of the Index. The consumer discretionary and consumer staples sectors contributed positively to the Index’s returns. However, their combined weighting, on average, was only about 8 percent of the Index.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance

iSHARES® MSCI SWEDEN INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.57%	5.52%	5.46%	(0.64)%	(0.73)%	(0.72)%	13.72%	13.68%	13.77%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
5.57%	5.52%	5.46%	(3.18)%	(3.58)%	(3.54)%	261.62%	260.43%	263.40%

GROWTH OF $10,000 INVESTMENT (AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets
Industrial	22.17%
Financial	20.88
Consumer Cyclical	19.82
Communications	17.61
Consumer Non-Cyclical	7.34
Basic Materials	5.30
Diversified	5.29
Energy	1.57
Short-Term and Other Net Assets	0.02

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets
Hennes & Mauritz AB Class B	10.75%
Telefonaktiebolaget LM Ericsson Class B	8.82
Nordea Bank AB	7.62
Volvo AB Class B	5.52
Svenska Handelsbanken AB Class A	5.38
Atlas Copco AB Class A	4.69
TeliaSonera AB	4.68
Swedbank AB Class A	4.50
Sandvik AB	4.20
Skandinaviska Enskilda Banken AB Class A	3.38

TOTAL	59.54%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Sweden Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Sweden IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stockholm Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 5.57%, net of fees, while the total return for the Index was 5.46%.

The stock market in Sweden, as represented by the Index, posted an overall gain for the reporting period. However, the Index was volatile, declining in the fall of 2011 and again in early summer of 2012, as news from Europe, a major trading partner, worsened.

Except for a minor slide in manufacturing productivity in August 2012, the Swedish economy seemed to be unaffected by Europe’s challenging environment. Sweden’s gross domestic product (GDP) rose 2.3% on an annual basis in the second quarter of 2012 compared to the second quarter of 2011. Growth was fueled by a surge of exports outside of Europe, as its famous home appliance manufacturers posted profit increases during the second quarter of 2012. Yields on Swedish Treasury bills, normally offering modest interest, were in negative territory, generally suggesting that investors were willing to pay to invest there. Unlike most countries in the world, Sweden’s federal budget is actually running a surplus. The economy’s strength has driven the Swedish krona higher against the euro, although this could become a concern due to Sweden’s reliance on exports.

Meanwhile, the European economy continued to slide downward during the reporting period. Unemployment in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Retail sales were down 0.2% in July 2012 versus the prior month, and were down 1.7% compared to July 2011. The European Commission’s sentiment gauge, the Economic Sentiment Indicator, showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

During the reporting period, the financials and consumer discretionary sectors within the Index performed the best, while information technology and telecommunication services had the largest negative impact on results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Management’s Discussion of Fund Performance

iSHARES® MSCI SWITZERLAND INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.53)%	(0.99)%	(0.34)%	0.68%	0.63%	(0.03)%	8.97%	8.92%	8.57%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.53)%	(0.99)%	(0.34)%	3.46%	3.18%	(0.15)%	136.09%	134.94%	127.57%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	56.06%
Financial	18.39
Industrial	9.74
Consumer Cyclical	5.55
Basic Materials	5.46
Communications	2.01
Energy	1.89
Short-Term and Other Net Assets	0.90

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Nestle SA Registered	21.82%
Novartis AG Registered	13.99
Roche Holding AG Genusschein	13.46
UBS AG Registered	4.38
Zurich Insurance Group AG	4.37
ABB Ltd. Registered	4.28
Syngenta AG Registered	3.88
Compagnie Financiere Richemont SA Class A Bearer	3.71
Swiss Re AG	2.69
Credit Suisse Group AG Registered	2.57

TOTAL	75.15%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Switzerland Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Switzerland IndexSM (the “Index”). The Index consists of stocks traded primarily on the Zurich Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (0.53)%, net of fees, while the total return for the Index was (0.34)%.

The Switzerland stock market, as represented by the Index, was flat for the reporting period. However, the market encountered headwinds during the fall of 2011 and again as summer 2012 approached, as news from Europe, an important trading partner, worsened. In addition, the Swiss economy stalled during the second quarter of 2012.

Until the second quarter of 2012, the Swiss economy seemed to be unaffected by the economic problems plaguing Europe. First quarter 2012 gross domestic product (“GDP”) grew 0.5% versus the fourth quarter of 2011, which in turn grew 0.4% over the prior quarter. However, the Swiss economy contracted by 0.1% during the second quarter of 2012 versus the first quarter of 2012, primarily due to falling exports to the eurozone. The Swiss franc has remained relatively strong versus the euro, which put Switzerland’s exports at a competitive disadvantage. The manufacturing sector reported declining orders in the latter half of the reporting period.

Meanwhile, the European economy continued to slide downward. The unemployment rate in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. During the second quarter of 2012, GDP declined 0.2% compared to the first quarter of 2012. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Meanwhile, the European Commission’s sentiment gauge, the Economic Sentiment Indicator, showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

Although the Swiss economy, long resistant to the downturn in Europe, finally showed weakness, there were bright spots during the reporting period. From a sector perspective, financials and industrials produced the largest negative contributions to returns for the Index, while health care and consumer staples provided the strongest positive returns for the Index. In a sluggish economy, sectors such as health care and consumer staples often do relatively well because demand for these products and services are not directly correlated to economic growth. On the other hand, sectors such as financials and industrials would tend not to do well because their success is more directly tied to the economy.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	29

Management’s Discussion of Fund Performance

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.94%	7.73%	7.56%	(3.57)%	(3.46)%	(3.03)%	6.38%	6.39%	7.08%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.94%	7.73%	7.56%	(16.62)%	(16.14)%	(14.24)%	85.54%	85.77%	98.21%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	28.38%
Energy	19.49
Financial	17.81
Basic Materials	10.78
Communications	9.96
Utilities	4.26
Consumer Cyclical	4.14
Industrial	3.50
Technology	0.79
Short-Term and Other Net Assets	0.89

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

HSBC Holdings PLC	6.70%
Vodafone Group PLC	6.04
BP PLC	5.66
Royal Dutch Shell PLC Class A	5.48
GlaxoSmithKline PLC	4.82
British American Tobacco PLC	4.36
Royal Dutch Shell PLC Class B	4.06
BG Group PLC	2.95
Diageo PLC	2.91
BHP Billiton PLC	2.62

TOTAL	45.60%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI United Kingdom Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI United Kingdom IndexSM (the “Index”). The Index consists of stocks traded primarily on the London Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 6.94%, net of fees, while the total return for the Index was 7.56%.

The United Kingdom’s stock market, as represented by the Index, generally climbed for most of the reporting period. However, the path was bumpy, as the Index declined in the fall of 2011 and again in the early summer of 2012, as news from Europe, its most important trading partner, worsened and U.K. economic growth stalled.

In the second quarter of 2012, gross domestic product (“GDP”) in the U.K. fell 0.5% compared to the first quarter of 2012, which in turn fell 0.3% versus the fourth quarter of 2011. Household consumption of goods and services, which makes up about 60% of the U.K.’s GDP, fell 0.4% in the second quarter of 2012 compared to the first quarter of 2012. Consumer confidence suffered its longest slump since the 1970s, despite the surge in national pride during the London Olympic Games.

Meanwhile, the European economy continued to slide downward during the reporting period. The unemployment rate in the 17-nation eurozone reached 11.3% in July 2012, up from 10.1% in July 2011. During the second quarter of 2012, GDP declined 0.2% compared to the first quarter of 2012. Manufacturing activity in eurozone factories fell further in August 2012, marking the 13th consecutive month of economic contraction. Retail sales were down 0.2% in July 2012 versus the prior month, and were down 1.7% compared to July 2011. The European Commission’s sentiment gauge, the Economic Sentiment Indicator, showed confidence in the European economy as of August 2012, but was at its lowest level in three years.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	31

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

Despite challenges in Europe and the U.K. economy, the U.K. stock market posted better results than most of its counterparts in Europe. All sectors except materials posted a positive return during the reporting period. Shares of materials companies tend to do well when the economy is robust, and tend to decline when the economy faces challenges. The sector providing the highest positive contribution to the Index’s return was consumer staples. Shares of consumer staples companies generally do well in a sluggish economic environment because demand for products such as food and beverages typically remain relatively consistent.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Austria Investable Market
Actual	$1,000.00	$890.10	0.53%	$2.52
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Belgium Investable Market
Actual	1,000.00	1,036.70	0.53	2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Emerging Markets Eastern Europe
Actual	1,000.00	857.20	0.68	3.17
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.68	3.46
EMU
Actual	1,000.00	946.50	0.53	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69

SHAREHOLDER EXPENSES	33

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
France
Actual	$1,000.00	$959.10	0.53%	$2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Germany
Actual	1,000.00	954.30	0.53	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Italy
Actual	1,000.00	899.40	0.53	2.53
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Netherlands Investable Market
Actual	1,000.00	992.20	0.53	2.65
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Spain
Actual	1,000.00	864.30	0.53	2.48
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Sweden
Actual	1,000.00	957.50	0.53	2.61
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Switzerland
Actual	1,000.00	1,002.50	0.53	2.67
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
United Kingdom
Actual	1,000.00	989.50	0.53	2.65
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.88%

AUTO MANUFACTURERS — 0.48%
Rosenbauer International AG	5,069	$259,221

		259,221
BANKS — 15.88%
Erste Group Bank AGa	304,954	6,173,376
Raiffeisen International Bank Holding AG	70,522	2,363,220

		8,536,596
BIOTECHNOLOGY — 0.28%
Intercell AGa,b	63,640	148,404

		148,404
BUILDING MATERIALS — 2.46%
Wienerberger AG	172,161	1,324,188

		1,324,188
CHEMICALS — 2.48%
Lenzing AG	15,318	1,331,503

		1,331,503
COMMERCIAL SERVICES — 0.89%
Kapsch TrafficCom AG	7,622	480,376

		480,376
ELECTRIC — 4.96%
EVN AG	51,171	690,161
Verbund AG	97,421	1,977,681

		2,667,842
ELECTRICAL COMPONENTS & EQUIPMENT — 0.87%
Zumtobel AG	41,551	470,118

		470,118
ELECTRONICS — 0.33%
Austria Technologie & Systemtechnik AG	19,980	176,545

		176,545
ENGINEERING & CONSTRUCTION — 2.69%
Flughafen Wien AG	15,281	698,622
Strabag SE	33,115	745,920

		1,444,542
ENVIRONMENTAL CONTROL — 0.61%
BWT AG	17,982	328,095

		328,095
INSURANCE — 4.37%
Vienna Insurance Group AG	55,944	2,347,525

		2,347,525

Security	Shares	Value

IRON & STEEL — 9.17%
AMAG Austria Metall AGc,h	21,534	$533,372
voestalpine AG	153,254	4,397,666

		4,931,038
MACHINERY — 10.36%
Andritz AG	100,011	5,170,509
Palfinger AG	18,722	400,005

		5,570,514
MANUFACTURING — 2.52%
RHI AG	32,819	802,546
Semperit AG Holding	15,096	552,017

		1,354,563
OIL & GAS — 12.63%
OMV AG	204,166	6,787,639

		6,787,639
OIL & GAS SERVICES — 2.89%
Schoeller-Bleckmann Oilfield Equipment AG	16,243	1,555,228

		1,555,228
PACKAGING & CONTAINERS — 2.24%
Mayr-Melnhof Karton AG	12,950	1,201,408

		1,201,408
REAL ESTATE — 15.05%
Atrium European Real Estate Ltd.	296,407	1,457,122
CA Immobilien Anlagen AGa	109,372	1,076,713
conwert Immobilien Invest SE	99,752	1,093,915
IMMOEAST AG Escrow[a,d]	998,769	126
IMMOFINANZ AGa	1,257,038	4,046,804
IMMOFINANZ AG Escrow[a,d]	897,599	113
S IMMO AG	70,633	416,674

		8,091,467
TELECOMMUNICATIONS — 4.70%
Telekom Austria AG	315,795	2,526,086

		2,526,086
TRANSPORTATION — 3.02%
Oesterreichische Post AG	48,248	1,620,762

		1,620,762

TOTAL COMMON STOCKS
(Cost: $108,484,140)		53,153,660

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRIA INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.29%

MONEY MARKET FUNDS — 0.29%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[e,f,g]	141,385	$141,385
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[e,f,g]	10,715	10,715
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	4,321	4,321

		156,421

TOTAL SHORT-TERM INVESTMENTS
(Cost: $156,421)		156,421

TOTAL INVESTMENTS IN SECURITIES — 99.17%
(Cost: $108,640,561)		53,310,081
Other Assets, Less Liabilities — 0.83%		447,035

NET ASSETS — 100.00%		$53,757,116

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.
[h]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See notes to financial statements.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.39%

AGRICULTURE — 1.73%
SIPEF NV	5,406	$438,293

		438,293
BANKS — 2.54%
Dexia SAa	117,342	29,582
KBC Groep NV	28,196	614,327

		643,909
BEVERAGES — 23.94%
Anheuser-Busch InBev NV	72,186	6,076,342

		6,076,342
BIOTECHNOLOGY — 0.12%
Ablynx NVa	8,162	30,350

		30,350
BUILDING MATERIALS — 0.09%
Deceuninck NVa	16,112	22,137

		22,137
CHEMICALS — 6.94%
Recticel SA	4,717	29,788
Solvay SA	13,886	1,561,470
Tessenderlo Chemie NV	5,936	170,896

		1,762,154
COMPUTERS — 0.72%
Econocom Group SA	8,056	183,798

		183,798
DISTRIBUTION & WHOLESALE — 0.65%
SA D’Ieteren NV	3,710	164,424

		164,424
ELECTRIC — 3.96%
Elia System Operator SA	25,652	1,004,467

		1,004,467
ELECTRICAL COMPONENTS & EQUIPMENT — 0.84%
Bekaert NV	8,162	213,583

		213,583
ELECTRONICS — 1.01%
Barco NV	2,279	137,199
EVS Broadcast Equipment SA	2,438	118,315

		255,514
ENGINEERING & CONSTRUCTION — 0.44%
Compagnie d’Entreprises CFE SA	1,855	88,408

Security	Shares	Value

Hamon & Cie (International) SA	1,431	$23,197

		111,605
ENTERTAINMENT — 1.39%
Kinepolis Group NV	4,134	354,081

		354,081
FOOD — 8.05%
Colruyt SA	25,546	1,215,417
Delhaize Group SA	20,829	827,293

		2,042,710
HEALTH CARE — PRODUCTS — 0.10%
Ion Beam Applications SAa	4,823	25,837

		25,837
HOLDING COMPANIES — DIVERSIFIED — 9.08%
Ackermans & van Haaren NV	7,367	569,981
Groupe Bruxelles Lambert SA	22,949	1,588,104
KBC Ancora SCA[a],b	6,413	56,828
RHJ International SAa	19,580	91,071

		2,305,984
INSURANCE — 4.18%
Ageas SA/NV	47,583	1,061,617

		1,061,617
MANUFACTURING — 0.23%
Agfa-Gevaert NVa	36,782	57,955

		57,955
MEDIA — 0.06%
Roularta Media Group NV	954	16,354

		16,354
MINING — 5.27%
Nyrstar NVa	32,171	155,313
Umicore SA	24,857	1,181,852

		1,337,165
PHARMACEUTICALS — 9.36%
Arseus NV	14,734	239,210
Galapagos NVa,b	6,519	108,056
ThromboGenics NVa,b	7,632	268,594
UCB SA	35,828	1,761,287

		2,377,147
REAL ESTATE INVESTMENT TRUSTS — 6.38%
Befimmo SCA	4,293	249,138
Cofinimmo SA	5,141	567,020

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI BELGIUM INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

Intervest Offices & Warehouses	4,134	$96,558
Leasinvest Real Estate SCA	1,961	158,346
Warehouses De Pauw SCA	5,830	286,600
Wereldhave Belgium NV	2,756	261,414

		1,619,076
SEMICONDUCTORS — 0.29%
Melexis NV	4,558	74,690

		74,690
TELECOMMUNICATIONS — 9.89%
Belgacom SA	49,714	1,476,375
Mobistar SA	5,671	179,887
Telenet Group Holding NV	21,942	854,491

		2,510,753
TRANSPORTATION — 0.73%
Compagnie Maritime Belge SA	4,876	98,339
Euronav SAa	4,240	24,745
Exmar NV	8,957	63,565

		186,649
VENTURE CAPITAL — 1.40%
GIMV NV	7,685	354,639

		354,639

TOTAL COMMON STOCKS
(Cost: $41,994,533)		25,231,233

SHORT-TERM INVESTMENTS — 1.47%

MONEY MARKET FUNDS — 1.47%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c],d,e	337,123	337,123
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c],d,e	25,548	25,548
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c],d	9,870	9,870

		372,541

TOTAL SHORT-TERM INVESTMENTS
(Cost: $372,541)		372,541

Value

TOTAL INVESTMENTS IN SECURITIES — 100.86%
(Cost: $42,367,074)	$25,603,774
Other Assets, Less Liabilities — (0.86)%	(217,821)

NET ASSETS — 100.00%	$25,385,953

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 94.85%

CZECH REPUBLIC — 4.10%
CEZ AS	11,753	$461,573
Komercni Banka AS	1,105	214,465
Telefonica O2 Czech Republic AS	7,998	169,600

		845,638
HUNGARY — 3.49%
Magyar Telekom Telecommunications PLC	34,850	66,129
MOL Hungarian Oil and Gas PLC	2,992	220,463
OTP Bank Nyrt	16,337	259,225
Richter Gedeon Nyrt	1,020	174,102

		719,919
POLAND — 17.46%
Asseco Poland SA	5,089	68,031
Bank Handlowy w Warszawie SA	2,414	56,889
Bank Millennium SAa	31,009	32,800
Bank Pekao SA	8,585	389,628
BRE Bank SAa	1,088	100,036
Cyfrowy Polsat SAa	14,076	58,369
ENEA SA	8,347	41,455
Eurocash SA	4,981	60,043
Grupa Lotos SAa	4,318	34,458
Jastrzebska Spolka Weglowa SA	2,635	69,720
Kernel Holding SAa	3,774	77,338
KGHM Polska Miedz SA	10,115	395,967
Polska Grupa Energetyczna SA	54,910	309,275
Polski Koncern Naftowy Orlen SAa	23,409	275,479
Polskie Gornictwo Naftowe i Gazownictwo SAa	127,460	156,334
Powszechna Kasa Oszczednosci Bank Polski SA	53,943	578,721
Powszechny Zaklad Ubezpieczen SA	4,063	423,038
Synthos SA	38,746	63,754
Tauron Polska Energia SA	75,854	111,553
Telekomunikacja Polska SA	54,026	270,268
TVN SA	11,101	23,451

		3,596,607
RUSSIA — 69.80%
Federal Grid Co. of Unified Energy System OJSC[a]	22,838,000	141,223
Gazprom OAO	773,332	3,765,728

Security	Shares	Value

IDGC Holding JSC[a]	1,250,500	$66,851
Inter RAO UES OJSC[a]	142,100,000	113,900
LSR Group OJSC SP GDR[b]	14,926	61,570
LUKOIL OAO	37,009	2,103,727
Magnit OJSC SP GDR[b]	18,829	600,457
Mechel OAO SP ADR	10,421	59,712
MMC Norilsk Nickel OJSC	3,466	511,905
Mobile TeleSystems OJSC SP ADR	37,537	691,056
NovaTek OAO SP GDR[b]	6,611	788,692
Novolipetsk Steel OJSC SP GDR[b]	4,777	86,368
Rosneft Oil Co. OJSC	92,674	552,768
Rostelecom OJSC	85,550	326,730
RusHydro OJSC	8,262,000	208,827
Sberbank of Russia	626,895	1,806,769
Severstal OAO	12,149	138,840
Sistema JSFC SP GDR[b]	8,806	173,566
Surgutneftegas OJSC	520,260	448,753
Tatneft OAO	103,449	626,543
TMK OAO SP GDR[b]	4,267	58,671
Uralkali OJSC	95,715	731,400
VTB Bank OJSC	191,360,999	316,135

		14,380,191

TOTAL COMMON STOCKS
(Cost: $27,441,997)		19,542,355

PREFERRED STOCKS — 3.24%

RUSSIA — 3.24%
AK Transneft OAO	114	185,744
Sberbank of Russia	72,100	152,726
Surgutneftegas OJSC	510,000	328,495

		666,965

TOTAL PREFERRED STOCKS
(Cost: $648,121)		666,965

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS EASTERN EUROPE INDEX FUND

August 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.55%

MONEY MARKET FUNDS — 1.55%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	319,344	$319,344

		319,344

TOTAL SHORT-TERM INVESTMENTS
(Cost: $319,344)		319,344

TOTAL INVESTMENTS IN SECURITIES — 99.64%
(Cost: $28,409,462)		20,528,664
Other Assets, Less Liabilities — 0.36%		73,342

NET ASSETS — 100.00%		$20,602,006

SP ADR	— Sponsored American Depositary Receipts
SP GDR	— Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI EMU INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.84%

AUSTRIA — 0.92%
Andritz AG	20,748	$1,072,659
Erste Group Bank AGa	61,152	1,237,939
IMMOEAST AG Escrow[a,b]	105,078	13
IMMOFINANZ AGa	266,721	858,660
IMMOFINANZ AG Escrow[a,b]	68,575	9
OMV AG	42,042	1,397,715
Raiffeisen International Bank Holding AG	13,923	466,565
Telekom Austria AG	65,793	526,287
Verbund AG	19,383	393,482
Vienna Insurance Group AG	11,193	469,681
voestalpine AG	31,395	900,888

		7,323,898
BELGIUM — 4.12%
Ageas SA/NV	66,612	1,486,170
Anheuser-Busch InBev NV	228,774	19,257,323
Belgacom SA	43,134	1,280,967
Colruyt SA	21,567	1,026,106
Delhaize Group SA	28,938	1,149,370
Groupe Bruxelles Lambert SA	23,205	1,605,820
KBC Groep NV	46,137	1,005,221
Mobistar SA	8,463	268,450
Solvay SA	16,926	1,903,315
Telenet Group Holding NV	16,107	627,257
UCB SA	31,395	1,543,362
Umicore SA	32,487	1,544,629

		32,697,990
FINLAND — 2.64%
Elisa OYJ	40,131	850,336
Fortum OYJ	126,399	2,340,498
Kesko OYJ Class B	18,018	478,081
Kone OYJ Class B	44,226	2,712,085
Metso OYJ	36,309	1,301,628
Neste Oil OYJ	36,855	425,534
Nokia OYJ[c]	1,066,884	3,039,264
Nokian Renkaat OYJ	31,668	1,249,019
Orion OYJ Class B	27,300	561,598
Pohjola Bank PLC Class A	39,858	450,411
Sampo OYJ Class A	119,301	3,430,143
Stora Enso OYJ Class R	157,248	951,413

Security	Shares	Value

UPM-Kymmene OYJ	149,604	$1,660,410
Wartsila OYJ Abp	47,775	1,541,040

		20,991,460
FRANCE — 33.53%
Accor SA	42,042	1,335,977
Aeroports de Paris	8,463	672,166
Alcatel-Lucent[a]	663,663	757,075
ALSTOM	58,695	2,094,517
ArcelorMittal	266,994	3,989,752
Arkema SA	17,745	1,513,837
Atos SA	15,288	897,043
AXA SA	504,231	7,315,562
BNP Paribas SA	275,184	11,986,073
Bouygues SA	54,054	1,347,371
Bureau Veritas SA	15,834	1,463,975
Cap Gemini SA	42,315	1,558,805
Carrefour SA	164,619	3,458,025
Casino Guichard-Perrachon SA	15,834	1,408,290
Christian Dior SA	15,561	2,224,300
CNP Assurances SA	42,861	520,867
Compagnie de Saint-Gobain	112,476	3,866,940
Compagnie Generale de Geophysique-Veritas[a]	39,039	1,134,998
Compagnie Generale des Etablissements Michelin Class B	51,324	3,690,787
Credit Agricole SAa	283,374	1,656,661
Danone SA	165,165	10,315,838
Dassault Systemes SA	17,472	1,700,431
Edenred SA	48,594	1,301,008
Electricite de France SA	68,523	1,398,383
Essilor International SA	57,330	5,014,431
Eurazeo	8,463	373,206
European Aeronautic Defence and Space Co. NV	117,390	4,486,453
Eutelsat Communications SA	37,674	1,160,609
Fonciere des Regions	7,098	500,139
France Telecom SA	528,255	7,321,190
GDF Suez	363,636	8,972,459
Gecina SA	6,279	603,019
Gemalto NV	22,386	1,777,988
Groupe Eurotunnel SA Registered	159,978	1,201,848
Icade	6,825	520,476

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2012

Security	Shares	Value

Iliad SA	6,552	$1,040,608
Imerys SA	9,828	486,732
JCDecaux SA	18,837	430,717
Klepierre	27,027	874,173
L’Air Liquide SA	88,998	10,494,624
L’Oreal SA	68,796	8,475,754
Lafarge SA	53,235	2,544,199
Lagardere SCA	33,852	953,471
Legrand SA	67,704	2,344,741
LVMH Moet Hennessy Louis Vuitton SA	72,345	11,836,575
Natixis	262,353	718,602
Pernod Ricard SA	60,333	6,515,182
PPR SA	21,567	3,376,402
PSA Peugeot Citroen SAa	65,247	494,697
Publicis Groupe SA	50,505	2,626,994
Remy Cointreau SA	6,279	718,732
Renault SA	54,873	2,570,607
Rexel SA	30,849	603,692
Safran SA	65,520	2,300,488
Sanofi	338,793	27,779,509
Schneider Electric SA	148,512	9,399,280
SCOR SE	46,683	1,150,104
SES SA Class A FDR	85,995	2,217,796
Societe BIC SA	8,190	883,381
Societe Generale[a]	199,290	5,287,866
Sodexo	27,027	2,141,826
STMicroelectronics NV	181,272	1,077,803
Suez Environnement SA	80,535	904,493
Technip SA	28,392	2,996,897
Thales SA	25,935	863,698
Total SA	606,333	30,345,846
Unibail-Rodamco SE	26,208	5,356,655
Vallourec SA	29,484	1,370,258
Veolia Environnement	96,642	1,025,214
Vinci SA	130,221	5,677,726
Vivendi SA	367,185	7,215,624
Wendel	9,590	723,237
Zodiac Aerospace	9,828	939,273

		266,303,975
GERMANY — 27.93%
Adidas AG	59,514	4,666,832
Allianz SE Registered	129,675	14,264,747
Axel Springer AG	11,193	510,314

Security	Shares	Value

BASF SE	261,534	$20,376,507
Bayer AG Registered	235,599	18,314,296
Bayerische Motoren Werke AG	94,185	6,845,406
Beiersdorf AG	28,665	2,059,537
Brenntag AG	14,742	1,760,672
Celesio AG	24,297	445,154
Commerzbank AGa	1,037,127	1,647,196
Continental AG	22,659	2,258,086
Daimler AG Registered	258,258	12,695,834
Deutsche Bank AG Registered	264,810	9,437,997
Deutsche Boerse AG	55,146	2,845,107
Deutsche Lufthansa AG Registered	65,247	806,812
Deutsche Post AG Registered	240,786	4,687,723
Deutsche Telekom AG Registered	799,617	9,560,095
E.ON AG	512,967	11,822,988
Fraport AG	10,374	579,220
Fresenius Medical Care AG & Co. KGaA	59,787	4,320,475
Fresenius SE & Co. KGaA	35,217	3,765,247
GEA Group AG	49,686	1,315,213
Hannover Rueckversicherung AG Registered	17,199	1,052,965
HeidelbergCement AG	40,131	2,032,004
Henkel AG & Co. KGaA	37,128	2,308,636
Hochtief AGa	8,736	410,297
Hugo Boss AG	7,098	657,696
Infineon Technologies AG	309,582	2,144,303
K+S AG Registered	49,140	2,409,504
Kabel Deutschland Holding AGa	25,389	1,686,549
Lanxess AG	23,751	1,805,868
Linde AG	52,689	8,318,414
MAN SE	12,012	1,111,056
Merck KGaA	18,291	2,096,695
METRO AG	36,855	1,112,615
Muenchener Rueckversicherungs-Gesellschaft AG Registered	51,051	7,573,970
QIAGEN NVa	66,885	1,205,191
RWE AG	138,957	5,840,553
Salzgitter AG	11,193	412,823
SAP AG	262,353	17,331,775
Siemens AG Registered	234,234	22,267,902
Suedzucker AG	18,837	633,016
ThyssenKrupp AG	110,019	2,196,675
United Internet AG Registered	27,300	553,855

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2012

Security	Shares	Value

Volkswagen AG	8,463	$1,381,456
Wacker Chemie AGc	4,368	281,350

		221,810,626
GREECE — 0.18%
Coca-Cola Hellenic Bottling Co. SAa	52,961	992,014
OPAP SA	57,820	403,767

		1,395,781
IRELAND — 0.96%
CRH PLC	205,569	3,634,154
Elan Corp. PLC[a]	143,871	1,651,186
Irish Bank Resolution Corp. Ltd.[a,b]	446,666	56
Kerry Group PLC Class A	42,861	2,057,862
Ryanair Holdings PLC[a]	43,520	229,302
Ryanair Holdings PLC SP ADR[a]	1,092	33,896

		7,606,456
ITALY — 7.97%
Assicurazioni Generali SpA	332,787	4,756,881
Atlantia SpA	93,912	1,322,261
Autogrill SpA	32,760	279,973
Banca Monte dei Paschi di Siena SpA[a,c]	1,842,204	520,150
Banco Popolare SpA[a]	500,682	732,087
Enel Green Power SpA	499,044	822,162
Enel SpA	1,874,964	6,192,087
Eni SpA	723,996	16,079,958
Exor SpA	18,291	437,830
Fiat Industrial SpA	243,789	2,459,905
Fiat SpA[a]	249,522	1,362,511
Finmeccanica SpA[a,c]	115,479	513,540
Intesa Sanpaolo SpA	2,868,957	4,520,400
Intesa Sanpaolo SpA RNC	271,362	345,814
Luxottica Group SpA	33,306	1,217,484
Mediaset SpA	203,112	408,100
Mediobanca SpA	146,601	687,790
Pirelli & C. SpA	67,431	743,722
Prysmian SpA	57,603	966,420
Saipem SpA	75,348	3,585,350
Snam SpA	479,934	2,022,976
Telecom Italia SpA	2,667,483	2,488,148
Telecom Italia SpA RNC	1,723,449	1,367,531
Tenaris SA	134,589	2,807,698
Terna SpA	371,280	1,292,612
UniCredit SpA[a]	1,154,244	4,580,102

Security	Shares	Value

Unione di Banche Italiane ScpA	244,881	$823,538

		63,337,030
NETHERLANDS — 8.97%
AEGON NV	490,035	2,522,025
Akzo Nobel NV	66,885	3,863,017
ASML Holding NV	119,574	6,787,811
Corio NV	18,564	792,087
DE Master Blenders 1753 NVa	168,441	1,988,163
Delta Lloyd NV	40,404	557,930
Fugro NV CVA	19,656	1,198,434
Heineken Holding NV	28,665	1,329,305
Heineken NV	65,520	3,640,064
ING Groep NV CVA[a]	1,091,454	8,367,480
Koninklijke Ahold NV	297,297	3,683,722
Koninklijke DSM NV	43,953	2,065,692
Koninklijke KPN NV	285,012	2,450,137
Koninklijke Philips Electronics NV	295,932	6,818,847
Randstad Holding NV	34,398	1,120,822
Reed Elsevier NV	195,741	2,561,073
Royal Boskalis Westminster NV CVA	20,475	693,481
Royal Vopak NV	19,929	1,281,146
SBM Offshore NVa	48,594	688,481
TNT Express NV	92,547	1,044,300
Unilever NV CVA	463,827	16,212,453
Wolters Kluwer NV	85,995	1,550,073

		71,216,543
PORTUGAL — 0.59%
Banco Espirito Santo SA Registered[a]	567,294	396,151
Energias de Portugal SA	544,089	1,329,127
Galp Energia SGPS SA Class B	66,339	998,845
Jeronimo Martins SGPS SA	63,063	1,055,639
Portugal Telecom SGPS SA Registered	179,361	877,208

		4,656,970
SPAIN — 10.03%
Abertis Infraestructuras SA	103,618	1,409,940
Acciona SAc	6,279	294,268
Acerinox SAc	28,977	310,978
Actividades de Construcciones y Servicios SAc	40,950	815,040
Amadeus IT Holding SA Class A	89,544	2,004,575
Banco Bilbao Vizcaya Argentaria SA	1,530,438	11,715,528
Banco de Sabadell SAc	708,865	2,055,106

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI EMU INDEX FUND

August 31, 2012

Security	Shares	Value

Banco Popular Espanol SAc	377,832	$863,454
Banco Santander SA	2,803,164	20,034,311
Bankia SAa,c	283,101	508,866
CaixaBank SAc	219,020	837,059
Distribuidora Internacional de Alimentacion SA	175,539	933,968
Enagas SA	51,324	955,205
Ferrovial SA	115,752	1,369,322
Gas Natural SDG SA	99,918	1,235,033
Grifols SAa	42,315	1,194,772
Iberdrola SA	1,111,110	4,417,348
Industria de Diseno Textil SA	62,244	6,936,521
International Consolidated Airlines Group SAa	266,994	596,696
Mapfre SA	219,821	534,773
Red Electrica Corporacion SA	30,849	1,338,427
Repsol SA	230,412	4,250,506
Telefonica SA	1,149,876	14,552,163
Zardoya Otis SA	44,590	517,654

		79,681,513

TOTAL COMMON STOCKS
(Cost: $1,173,532,465)		777,022,242

PREFERRED STOCKS — 1.91%

GERMANY — 1.91%
Bayerische Motoren Werke AG	15,288	768,894
Henkel AG & Co. KGaA	50,505	3,825,423
Porsche Automobil Holding SE	43,680	2,262,910
ProSiebenSat.1 Media AG	25,116	606,423
RWE AG NVS	11,466	432,936
Volkswagen AG	41,223	7,295,407

		15,191,993

TOTAL PREFERRED STOCKS
(Cost: $16,976,337)		15,191,993

SHORT-TERM INVESTMENTS — 1.04%

MONEY MARKET FUNDS — 1.04%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	7,147,772	7,147,772

Security	Shares	Value

BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	541,668	$541,668
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	599,014	599,014

		8,288,454

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,288,454)		8,288,454

TOTAL INVESTMENTS IN SECURITIES —100.79%
(Cost: $1,198,797,256)		800,502,689
Other Assets, Less Liabilities — (0.79)%		(6,276,682)

NET ASSETS — 100.00%		$794,226,007

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	All or a portion of this security represents a security on loan. See Note 5.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.93%

ADVERTISING — 1.14%
JCDecaux SA	28,518	$652,078
Publicis Groupe SA	75,660	3,935,419

		4,587,497
AEROSPACE & DEFENSE — 3.22%
European Aeronautic Defence and Space Co. NV	176,928	6,761,898
Safran SA	98,552	3,460,282
Thales SA	39,285	1,308,285
Zodiac Aerospace	14,647	1,399,830

		12,930,295
APPAREL — 0.83%
Christian Dior SA	23,474	3,355,390

		3,355,390
AUTO MANUFACTURERS — 1.15%
PSA Peugeot Citroen SAa	99,328	753,096
Renault SA	82,547	3,867,036

		4,620,132
AUTO PARTS & EQUIPMENT — 1.38%
Compagnie Generale des Etablissements Michelin Class B	77,309	5,559,408

		5,559,408
BANKS — 7.38%
BNP Paribas SA	414,869	18,070,273
Credit Agricole SAa	429,225	2,509,335
Natixis	395,954	1,084,544
Societe Generale[a]	300,021	7,960,615

		29,624,767
BEVERAGES — 2.72%
Pernod Ricard SA	90,986	9,825,308
Remy Cointreau SA	9,603	1,099,217

		10,924,525
BUILDING MATERIALS — 2.59%
Compagnie de Saint-Gobain	169,556	5,829,359
Imerys SA	14,647	725,393
Lafarge SA	80,219	3,833,815

		10,388,567
CHEMICALS — 4.50%
Arkema SA	26,675	2,275,661
L’Air Liquide SA	134,151	15,819,056

		18,094,717

Security	Shares	Value

COMMERCIAL SERVICES — 1.82%
Bureau Veritas SA	23,474	$2,170,351
Edenred SA	73,041	1,955,528
Sodexo	40,449	3,205,488

		7,331,367
COMPUTERS — 1.60%
Atos SA	23,377	1,371,675
Cap Gemini SA	63,632	2,344,083
Gemalto NV	34,047	2,704,152

		6,419,910
COSMETICS & PERSONAL CARE — 3.18%
L’Oreal SA	103,596	12,763,158

		12,763,158
ELECTRIC — 3.89%
Electricite de France SA	103,305	2,108,196
GDF Suez	547,662	13,513,169

		15,621,365
ELECTRICAL COMPONENTS & EQUIPMENT — 4.41%
Legrand SA	101,753	3,523,934
Schneider Electric SA	224,070	14,181,324

		17,705,258
ELECTRONICS — 0.23%
Rexel SA	46,560	911,145

		911,145
ENGINEERING & CONSTRUCTION — 2.90%
Aeroports de Paris	12,804	1,016,946
Bouygues SA	81,286	2,026,166
Vinci SA	197,007	8,589,642

		11,632,754
FOOD — 5.69%
Carrefour SA	248,029	5,210,155
Casino Guichard-Perrachon SA	23,765	2,113,680
Danone SA	248,708	15,533,748

		22,857,583
HEALTH CARE — PRODUCTS — 1.88%
Essilor International SA	86,427	7,559,432

		7,559,432
HOLDING COMPANIES — DIVERSIFIED — 4.85%
Eurazeo	12,804	564,639

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2012

Security	Shares	Value

LVMH Moet Hennessy Louis Vuitton SA	109,125	$17,854,257
Wendel	14,065	1,060,722

		19,479,618
HOUSEHOLD PRODUCTS & WARES — 0.33%
Societe BIC SA	12,319	1,328,739

		1,328,739
INSURANCE — 3.37%
AXA SA	759,413	11,017,833
CNP Assurances SA	63,923	776,823
SCOR SE	69,937	1,723,001

		13,517,657
INTERNET — 0.39%
Iliad SA	9,894	1,571,395

		1,571,395
IRON & STEEL — 1.50%
ArcelorMittal	402,162	6,009,598

		6,009,598
LODGING — 0.50%
Accor SA	63,341	2,012,800

		2,012,800
MACHINERY — 0.79%
ALSTOM	88,561	3,160,278

		3,160,278
MEDIA — 0.36%
Lagardere SCA	50,828	1,431,615

		1,431,615
METAL FABRICATE & HARDWARE — 0.51%
Vallourec SA	44,329	2,060,174

		2,060,174
OIL & GAS — 11.38%
Total SA	913,546	45,721,288

		45,721,288
OIL & GAS SERVICES — 1.55%
Compagnie Generale de Geophysique-Veritas[a]	58,685	1,706,174
Technip SA	42,777	4,515,295

		6,221,469
PHARMACEUTICALS — 10.43%
Sanofi	510,705	41,875,523

		41,875,523

Security	Shares	Value

REAL ESTATE INVESTMENT TRUSTS — 2.96%
Fonciere des Regions	11,058	$779,168
Gecina SA	9,409	903,617
Icade	10,088	769,313
Klepierre	42,195	1,364,773
Unibail-Rodamco SE	39,479	8,069,116

		11,885,987
RETAIL — 1.27%
PPR SA	32,495	5,087,225

		5,087,225
SEMICONDUCTORS — 0.41%
STMicroelectronics NV	274,122	1,629,869

		1,629,869
SOFTWARE — 0.64%
Dassault Systemes SA	26,481	2,577,216

		2,577,216
TELECOMMUNICATIONS — 7.01%
Alcatel-Lucent[a]	997,742	1,138,176
Eutelsat Communications SA	56,939	1,754,098
France Telecom SA	796,661	11,041,082
SES SA Class A FDR	129,786	3,347,159
Vivendi SA	553,676	10,880,395

		28,160,910
TRANSPORTATION — 0.45%
Groupe Eurotunnel SA Registered	241,530	1,814,513

		1,814,513
WATER — 0.72%
Suez Environnement SA	120,668	1,355,229
Veolia Environnement	145,015	1,538,372

		2,893,601

TOTAL COMMON STOCKS
(Cost: $516,923,238)		401,326,745

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b],c	10,099	10,099

		10,099

TOTAL SHORT-TERM INVESTMENTS
(Cost: $10,099)		10,099

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI FRANCE INDEX FUND

August 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.93%
(Cost: $516,933,337)	$401,336,844
Other Assets, Less Liabilities — 0.07%	288,658

NET ASSETS — 100.00%	$401,625,502

FDR  —  Fiduciary Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	47

Schedule of Investments

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 93.04%

AIRLINES — 0.34%
Deutsche Lufthansa AG Registered	764,313	$9,451,116

		9,451,116
APPAREL — 2.23%
Adidas AG	699,200	54,828,259
Hugo Boss AG	82,156	7,612,522

		62,440,781
AUTO MANUFACTURERS — 8.77%
Bayerische Motoren Werke AG	1,105,610	80,356,208
Daimler AG Registered	3,028,410	148,875,117
Volkswagen AG	98,762	16,121,390

		245,352,715
AUTO PARTS & EQUIPMENT — 0.95%
Continental AG	267,007	26,608,617

		26,608,617
BANKS — 4.65%
Commerzbank AGa	12,142,482	19,285,054
Deutsche Bank AG Registered	3,105,759	110,691,227

		129,976,281
BUILDING MATERIALS — 0.85%
HeidelbergCement AG	469,338	23,764,593

		23,764,593
CHEMICALS — 14.66%
BASF SE	3,068,614	239,080,328
Brenntag AG	172,178	20,563,627
K+S AG Registered	575,092	28,198,744
Lanxess AG	277,932	21,132,103
Linde AG	618,355	97,624,416
Wacker Chemie AGb	52,440	3,377,742

		409,976,960
COSMETICS & PERSONAL CARE — 0.87%
Beiersdorf AG	336,927	24,207,699

		24,207,699
DIVERSIFIED FINANCIAL SERVICES — 1.19%
Deutsche Boerse AG	645,449	33,300,175

		33,300,175
ELECTRIC — 7.41%
E.ON AG	6,017,053	138,682,493
RWE AG	1,633,069	68,640,129

		207,322,622

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 0.42%
Fraport AG	122,360	$6,831,829
Hochtief AGa	102,695	4,823,197

		11,655,026
FOOD — 0.73%
METRO AG	433,067	13,073,848
Suedzucker AG	221,559	7,445,475

		20,519,323
HEALTH CARE — PRODUCTS — 2.09%
Fresenius SE & Co. KGaA	414,276	44,292,570
QIAGEN NVa	783,541	14,118,505

		58,411,075
HEALTH CARE — SERVICES — 1.81%
Fresenius Medical Care AG & Co. KGaA	701,385	50,685,210

		50,685,210
HOLDING COMPANIES — DIVERSIFIED — 0.55%
GEA Group AG	583,832	15,454,325

		15,454,325
HOUSEHOLD PRODUCTS & WARES — 0.97%
Henkel AG & Co. KGaA	436,563	27,145,690

		27,145,690
INSURANCE — 9.60%
Allianz SE Registered	1,521,197	167,337,499
Hannover Rueckversicherung AG Registered	201,894	12,360,452
Muenchener Rueckversicherungs-Gesellschaft AG Registered	599,127	88,886,989

		268,584,940
INTERNET — 0.23%
United Internet AG Registered	324,254	6,578,383

		6,578,383
IRON & STEEL — 1.09%
Salzgitter AG	130,663	4,819,143
ThyssenKrupp AG	1,288,713	25,730,855

		30,549,998
MACHINERY — 0.47%
MAN SE	141,151	13,055,831

		13,055,831
MANUFACTURING — 9.34%
Siemens AG Registered	2,749,167	261,354,805

		261,354,805

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GERMANY INDEX FUND

August 31, 2012

Security	Shares	Value

MEDIA — 0.92%
Axel Springer AG	132,411	$6,036,920
Kabel Deutschland Holding AGa	296,286	19,681,790

		25,718,710
PHARMACEUTICALS — 8.75%
Bayer AG Registered	2,763,151	214,793,634
Celesio AG	284,050	5,204,184
Merck KGaA	215,878	24,746,066

		244,743,884
SEMICONDUCTORS — 0.90%
Infineon Technologies AG	3,633,655	25,168,320

		25,168,320
SOFTWARE — 7.27%
SAP AG	3,076,043	203,212,023

		203,212,023
TELECOMMUNICATIONS — 4.01%
Deutsche Telekom AG Registered	9,385,449	112,210,947

		112,210,947
TRANSPORTATION — 1.97%
Deutsche Post AG Registered	2,827,827	55,053,329

		55,053,329

TOTAL COMMON STOCKS
(Cost: $3,143,148,126)		2,602,503,378

PREFERRED STOCKS — 6.36%

AUTO MANUFACTURERS — 4.32%
Bayerische Motoren Werke AG	175,237	8,813,361
Porsche Automobil Holding SE	511,727	26,510,809
Volkswagen AG	483,322	85,535,522

		120,859,692
ELECTRIC — 0.18%
RWE AG NVS	132,848	5,016,112

		5,016,112
HOUSEHOLD PRODUCTS & WARES — 1.61%
Henkel AG & Co. KGaA	593,446	44,949,643

		44,949,643
MEDIA — 0.25%
ProSiebenSat.1 Media AG	292,790	7,069,378

		7,069,378

TOTAL PREFERRED STOCKS
(Cost: $181,557,481)		177,894,825

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.09%

MONEY MARKET FUNDS — 0.09%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	2,190,316	$2,190,316
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	165,985	165,985
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	33,936	33,936

		2,390,237

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,390,237)		2,390,237

TOTAL INVESTMENTS IN SECURITIES — 99.49%
(Cost: $3,327,095,844)		2,782,788,440
Other Assets, Less Liabilities — 0.51%		14,240,628

NET ASSETS — 100.00%		$2,797,029,068

NVS  —  Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of August 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
75	DAX Index (Sept. 2012)	Eurex	$16,471,977	$1,632,458

See notes to financial statements.

SCHEDULES OF INVESTMENTS	49

Schedule of Investments

iSHARES® MSCI ITALY INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 100.04%

AEROSPACE & DEFENSE — 0.99%
Finmeccanica SpA[a,b]	435,120	$1,934,998

		1,934,998
AUTO MANUFACTURERS — 6.54%
Fiat Industrial SpA	806,748	8,140,331
Fiat SpA[a]	859,362	4,692,534

		12,832,865
AUTO PARTS & EQUIPMENT — 1.38%
Pirelli & C. SpA	245,865	2,711,737

		2,711,737
BANKS — 18.50%
Banca Monte dei Paschi di Siena SpA[a,b]	7,346,757	2,074,371
Banco Popolare SpA[a]	1,917,192	2,803,280
Intesa Sanpaolo SpA	9,234,090	14,549,463
Intesa Sanpaolo SpA RNC	1,136,862	1,448,778
Mediobanca SpA	597,291	2,802,239
UniCredit SpA[a]	2,393,049	9,495,747
Unione di Banche Italiane ScpA	931,512	3,132,688

		36,306,566
COMMERCIAL SERVICES — 2.42%
Atlantia SpA	337,884	4,757,334

		4,757,334
ELECTRIC — 12.44%
Enel SpA	6,077,361	20,070,545
Terna SpA	1,246,863	4,340,955

		24,411,500
ELECTRICAL COMPONENTS & EQUIPMENT —1.83%
Prysmian SpA	214,341	3,596,054

		3,596,054
ENERGY — ALTERNATE SOURCES — 1.53%
Enel Green Power SpA	1,816,182	2,992,112

		2,992,112
GAS — 3.41%
Snam SpA	1,588,632	6,696,262

		6,696,262
HEALTH CARE — PRODUCTS — 2.08%
Luxottica Group SpA	111,777	4,085,952

		4,085,952

Security	Shares	Value

HOLDING COMPANIES - DIVERSIFIED — 1.11%
Exor SpA	91,353	$2,186,707

		2,186,707
INSURANCE — 7.99%
Assicurazioni Generali SpA	1,096,680	15,676,020

		15,676,020
MEDIA — 0.98%
Mediaset SpA	954,489	1,917,795

		1,917,795
METAL FABRICATE & HARDWARE — 4.86%
Tenaris SA	456,654	9,526,384

		9,526,384
OIL & GAS — 23.68%
Eni SpA	2,091,906	46,461,252

		46,461,252
OIL & GAS SERVICES — 4.86%
Saipem SpA	200,244	9,528,385

		9,528,385
RETAIL — 0.60%
Autogrill SpA	137,418	1,174,400

		1,174,400
TELECOMMUNICATIONS — 4.84%
Telecom Italia SpA	7,301,136	6,810,280
Telecom Italia SpA RNC	3,376,620	2,679,296

		9,489,576

TOTAL COMMON STOCKS
(Cost: $248,748,451)		196,285,899

SHORT-TERM INVESTMENTS — 1.68%

MONEY MARKET FUNDS — 1.68%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	3,056,449	3,056,449
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%c,[d,e]	231,622	231,622

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ITALY INDEX FUND

August 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	22,255	$22,255

		3,310,326

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,310,326)		3,310,326

TOTAL INVESTMENTS IN SECURITIES — 101.72% (Cost: $252,058,777)		199,596,225
Other Assets, Less Liabilities — (1.72)%		(3,384,473)

NET ASSETS — 100.00%		$196,211,752

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	51

Schedule of Investments

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.67%

BANKS — 0.08%
SNS REAAL NVa,b	45,064	$64,926

		64,926
BEVERAGES — 8.93%
DE Master Blenders 1753 NVa	166,926	1,970,281
Heineken Holding NV	29,498	1,367,934
Heineken NV	65,876	3,659,843

		6,998,058
CHEMICALS — 7.45%
Akzo Nobel NV	64,672	3,735,203
Koninklijke DSM NV	44,806	2,105,781

		5,840,984
COMMERCIAL SERVICES — 1.78%
Brunel International NV	2,494	109,055
Randstad Holding NV	35,174	1,146,107
USG People NV	18,662	137,518

		1,392,680
DIVERSIFIED FINANCIAL SERVICES — 0.21%
BinckBank NV	16,340	115,897
KAS Bank NV CVA	5,504	49,730

		165,627
ELECTRICAL COMPONENTS & EQUIPMENT — 0.22%
TKH Group NV	8,514	174,393

		174,393
ELECTRONICS — 8.61%
Koninklijke Philips Electronics NV	292,830	6,747,371

		6,747,371
ENGINEERING & CONSTRUCTION — 2.28%
Arcadis NV	16,340	341,903
Grontmij NVa	14,534	43,968
Koninklijke BAM Groep NV	62,780	179,635
Royal Boskalis Westminster NV CVA	20,382	690,331
Royal Imtech NV	20,468	530,446

		1,786,283
FOOD — 27.09%
Amsterdam Commodities NV	3,526	54,268
CSM NV CVA	20,382	344,266
Koninklijke Ahold NV	287,412	3,561,240
Koninklijke Wessanen NV	18,232	48,261

Security	Shares	Value

Nutreco NV	10,234	$749,746
Sligro Food Group NV	6,364	154,821
Unilever NV CVA	467,066	16,325,668

		21,238,270
HOLDING COMPANIES — DIVERSIFIED — 0.40%
Kardan NVa	12,728	8,664
Tetragon Financial Group Ltd.	38,012	304,856

		313,520
INSURANCE — 14.57%
AEGON NV	488,050	2,511,809
Delta Lloyd NV	37,418	516,697
ING Groep NV CVA[a]	1,094,436	8,390,341

		11,418,847
LEISURE TIME — 0.11%
Accell Group NV	4,902	83,787

		83,787
MACHINERY — 0.08%
Kendrion NV	3,182	61,788

		61,788
MANUFACTURING — 0.79%
Aalberts Industries NV	26,058	447,200
Koninklijke Ten Cate NV	7,224	173,557

		620,757
MEDIA — 5.25%
Reed Elsevier NV	194,188	2,540,754
Wolters Kluwer NV	87,204	1,571,865

		4,112,619
METAL FABRICATE & HARDWARE — 0.06%
Advanced Metallurgical Group NVa	6,536	48,690

		48,690
OIL & GAS SERVICES — 2.44%
Fugro NV CVA	19,780	1,205,994
SBM Offshore NVa	49,880	706,701

		1,912,695
PHARMACEUTICALS — 0.22%
Mediq NV	14,792	174,837

		174,837
REAL ESTATE INVESTMENT TRUSTS — 2.36%
Corio NV	19,006	810,947
Eurocommercial Properties NV	11,094	392,251

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI NETHERLANDS INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

Nieuwe Steen Investments NV	12,470	$104,103
VastNed Retail NV	5,418	221,272
Wereldhave NV	6,278	323,105

		1,851,678
RETAIL — 0.14%
Beter Bed Holding NV	6,278	112,924

		112,924
SEMICONDUCTORS — 9.34%
ASM International NV	12,040	424,940
ASML Holding NV	119,798	6,800,527
BE Semiconductor Industries NV	12,900	97,237

		7,322,704
SOFTWARE — 0.56%
Exact Holding NV	5,160	110,896
TomTom NVa,b	26,574	116,903
Unit4 NV	8,600	213,771

		441,570
TELECOMMUNICATIONS — 3.15%
Koninklijke KPN NV	287,498	2,471,508

		2,471,508
TRANSPORTATION — 3.55%
PostNL NV	121,346	435,773
Royal Vopak NV	20,382	1,310,267
TNT Express NV	91,762	1,035,442

		2,781,482

TOTAL COMMON STOCKS
(Cost: $109,156,225)		78,137,998

WARRANTS — 0.00%

REAL ESTATE INVESTMENT TRUSTS — 0.00%
Nieuwe Steen Investments NV (Expires 4/01/13)[a,c]	6,200	1

		1

TOTAL WARRANTS
(Cost: $0)		1

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.27%

MONEY MARKET FUNDS — 0.27%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	135,184	$135,184
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	10,244	10,244
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	69,489	69,489

		214,917

TOTAL SHORT-TERM INVESTMENTS
(Cost: $214,917)		214,917

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $109,371,142)		78,352,916
Other Assets, Less Liabilities — 0.06%		43,625

NET ASSETS — 100.00%		$78,396,541

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.88%

AIRLINES — 1.22%
International Consolidated Airlines Group SAa	1,066,527	$2,383,546

		2,383,546
BANKS — 41.89%
Banco Bilbao Vizcaya Argentaria SA	2,742,795	20,996,140
Banco de Sabadell SA	2,448,430	7,098,366
Banco Popular Espanol SAb	1,583,505	3,618,762
Banco Santander SA	6,076,759	43,430,808
Bankia SAa,b	1,181,664	2,124,009
CaixaBank SAb	1,166,090	4,456,605

		81,724,690
COMMERCIAL SERVICES — 3.00%
Abertis Infraestructuras SA	430,056	5,851,814

		5,851,814
ELECTRIC — 6.69%
Iberdrola SA	2,086,645	8,295,701
Red Electrica Corporacion SA	109,395	4,746,256

		13,041,957
ENGINEERING & CONSTRUCTION — 5.46%
Acciona SAb	36,036	1,688,841
Actividades de Construcciones y Servicios SAb	198,441	3,949,630
Ferrovial SA	424,413	5,020,717

		10,659,188
FOOD — 1.69%
Distribuidora Internacional de Alimentacion SA	619,542	3,296,317

		3,296,317
GAS — 4.28%
Enagas SA	206,019	3,834,278
Gas Natural SDG SA	366,102	4,525,190

		8,359,468
INSURANCE — 1.84%
Mapfre SAb	1,473,219	3,583,996

		3,583,996
IRON & STEEL — 0.94%
Acerinox SAb	170,082	1,825,303

		1,825,303

Security	Shares	Value

MACHINERY — 1.24%
Zardoya Otis SA	208,656	$2,422,330

		2,422,330
OIL & GAS — 4.85%
Repsol SA	512,424	9,452,899

		9,452,899
PHARMACEUTICALS — 1.88%
Grifols SAa	129,789	3,664,618

		3,664,618
RETAIL — 4.84%
Industria de Diseno Textil SA	84,744	9,443,939

		9,443,939
SOFTWARE — 3.21%
Amadeus IT Holding SA Class A	279,675	6,260,939

		6,260,939
TELECOMMUNICATIONS — 16.85%
Telefonica SA	2,598,194	32,881,235

		32,881,235

TOTAL COMMON STOCKS
(Cost: $282,179,850)		194,852,239

SHORT-TERM INVESTMENTS — 6.52%

MONEY MARKET FUNDS — 6.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	11,750,256	11,750,256
BlackRock Cash Funds: Prime SL Agency Shares
0.23%[c,d,e]	890,451	890,451
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	84,884	84,884

		12,725,591

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,725,591)		12,725,591

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SPAIN INDEX FUND

August 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 106.40%
(Cost: $294,905,441)	$207,577,830
Other Assets, Less Liabilities — (6.40)%	(12,484,811)

NET ASSETS — 100.00%	$195,093,019

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	55

Schedule of Investments

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.98%

AGRICULTURE — 2.68%
Swedish Match AB	239,282	$9,944,713

		9,944,713
AUTO MANUFACTURERS — 7.24%
Scania AB Class B	371,593	6,397,439
Volvo AB Class B	1,613,977	20,462,176

		26,859,615
BANKS — 20.88%
Nordea Bank AB	3,053,832	28,247,825
Skandinaviska Enskilda Banken AB Class A	1,637,326	12,536,517
Svenska Handelsbanken AB Class A	572,503	19,963,445
Swedbank AB Class A	953,327	16,686,264

		77,434,051
COMMERCIAL SERVICES — 0.73%
Securitas AB Class B	363,629	2,710,613

		2,710,613
ENGINEERING & CONSTRUCTION — 1.83%
Skanska AB Class B	441,278	6,797,453

		6,797,453
FOREST PRODUCTS & PAPER — 3.67%
Holmen AB Class B	61,359	1,584,558
Svenska Cellulosa AB Class B	671,872	12,013,568

		13,598,126
HAND & MACHINE TOOLS — 4.20%
Sandvik AB	1,163,830	15,572,454

		15,572,454
HEALTH CARE — PRODUCTS — 3.33%
Elekta AB Class B	106,247	5,415,321
Getinge AB Class B	232,404	6,924,756

		12,340,077
HOLDING COMPANIES — DIVERSIFIED — 5.29%
Industrivarden AB Class C	136,836	1,838,146
Investment AB Kinnevik Class B	238,920	4,831,332
Investor AB Class B	528,882	10,958,388
Ratos AB Class B	222,811	1,997,060

		19,624,926
HOME FURNISHINGS — 1.82%
Electrolux AB Class B	279,283	6,765,231

		6,765,231

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 0.61%
Husqvarna AB Class B	467,704	$2,242,583

		2,242,583
IRON & STEEL — 0.37%
SSAB AB Class A	181,724	1,373,568

		1,373,568
MACHINERY — 8.61%
Atlas Copco AB Class A	777,938	17,411,130
Atlas Copco AB Class B	454,129	8,998,018
Hexagon AB Class B	274,939	5,522,323

		31,931,471
MANUFACTURING — 1.80%
Alfa Laval AB	389,693	6,673,742

		6,673,742
MEDIA — 0.65%
Modern Times Group MTG AB Class B	53,033	2,422,732

		2,422,732
METAL FABRICATE & HARDWARE — 5.73%
Assa Abloy AB Class B	384,444	11,756,875
SKF AB Class B	455,215	9,473,262

		21,230,137
MINING — 1.26%
Boliden AB	317,474	4,665,034

		4,665,034
OIL & GAS — 1.57%
Lundin Petroleum ABa	258,468	5,835,550

		5,835,550
RETAIL — 10.75%
Hennes & Mauritz AB Class B	1,101,566	39,859,433

		39,859,433
TELECOMMUNICATIONS — 16.96%
Millicom International Cellular SA SDR	73,305	6,310,187
Tele2 AB Class B	369,059	6,493,151
Telefonaktiebolaget LM Ericsson Class B	3,494,024	32,715,333
TeliaSonera AB	2,510,832	17,355,309

		62,873,980

TOTAL COMMON STOCKS
(Cost: $421,853,313)		370,755,489

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWEDEN INDEX FUND

August 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	28,285	$28,285

		28,285

TOTAL SHORT-TERM INVESTMENTS
(Cost: $28,285)		28,285

TOTAL INVESTMENTS IN SECURITIES — 99.99%
(Cost: $421,881,598)		370,783,774
Other Assets, Less Liabilities — 0.01%		48,609

NET ASSETS — 100.00%		$370,832,383

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	57

Schedule of Investments

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.10%

BANKS — 8.15%
Banque Cantonale Vaudoise Registered	4,092	$2,175,727
Credit Suisse Group AG Registered	736,374	14,254,395
Julius Baer Group Ltd.[a]	135,594	4,465,236
UBS AG Registered[a]	2,168,946	24,316,968

		45,212,326
BUILDING MATERIALS — 3.10%
Geberit AG Registered[a]	27,714	5,856,422
Holcim Ltd. Registered[a]	148,986	9,157,181
Sika AG Bearer	1,116	2,161,474

		17,175,077
CHEMICALS — 5.46%
Givaudan SA Registered[a]	7,068	6,685,144
Lonza Group AG Registered[a]	44,640	2,071,734
Syngenta AG Registered	63,612	21,495,594

		30,252,472
COMMERCIAL SERVICES — 2.32%
Adecco SA Registered[a]	85,002	3,863,727
SGS SA Registered	4,464	9,025,472

		12,889,199
DIVERSIFIED FINANCIAL SERVICES — 0.77%
GAM Holding AGa	117,924	1,398,846
Partners Group Holding AG	14,880	2,871,031

		4,269,877
ENGINEERING & CONSTRUCTION — 4.28%
ABB Ltd. Registered[a]	1,361,148	23,733,643

		23,733,643
FOOD — 24.79%
Aryzta AGa	92,256	4,546,944
Barry Callebaut AG Registered[a]	2,976	2,822,608
Lindt & Spruengli AG Participation Certificates[a]	744	2,323,536
Lindt & Spruengli AG Registered[a]	186	6,744,111
Nestle SA Registered	1,942,398	121,017,553

		137,454,752
HAND & MACHINE TOOLS — 1.25%
Schindler Holding AG Participation Certificates	37,014	4,371,273
Schindler Holding AG Registered	21,762	2,574,614

		6,945,887

Security	Shares	Value

HEALTH CARE — PRODUCTS — 0.80%
Sonova Holding AG Registered[a]	37,758	$3,507,855
Straumann Holding AG Registered	7,812	930,781

		4,438,636
HOLDING COMPANIES — DIVERSIFIED — 0.43%
Pargesa Holding SA Bearer	37,386	2,382,249

		2,382,249
INSURANCE — 8.04%
Baloise Holding AG Registered	40,362	2,976,517
Swiss Life Holding AG Registered[a]	21,576	2,455,216
Swiss Re AGa	237,336	14,911,358
Zurich Insurance Group AGa	100,626	24,242,775

		44,585,866
MANUFACTURING — 0.34%
Sulzer AG Registered	13,950	1,890,557

		1,890,557
OIL & GAS — 1.89%
Transocean Ltd.	216,318	10,491,173

		10,491,173
PHARMACEUTICALS — 28.15%
Actelion Ltd. Registered[a]	81,654	3,867,550
Novartis AG Registered	1,314,276	77,606,577
Roche Holding AG Genusschein	409,014	74,623,801

		156,097,928
REAL ESTATE — 1.00%
Swiss Prime Site AG Registered[a]	67,146	5,536,761

		5,536,761
RETAIL — 5.55%
Compagnie Financiere Richemont SA Class A Bearer	334,800	20,577,934
Swatch Group AG (The) Bearer	19,716	8,088,403
Swatch Group AG (The) Registered	29,760	2,107,193

		30,773,530
TELECOMMUNICATIONS — 2.01%
Swisscom AG Registered	27,714	11,154,260

		11,154,260
TRANSPORTATION — 0.77%
Kuehne & Nagel International AG Registered	37,572	4,287,294

		4,287,294

TOTAL COMMON STOCKS
(Cost: $549,191,468)		549,571,487

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SWITZERLAND INDEX FUND

August 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.02%

MONEY MARKET FUNDS — 0.02%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	133,871	$133,871

		133,871

TOTAL SHORT-TERM INVESTMENTS
(Cost: $133,871)		133,871

TOTAL INVESTMENTS IN SECURITIES — 99.12%
(Cost: $549,325,339)		549,705,358
Other Assets, Less Liabilities — 0.88%		4,864,356

NET ASSETS — 100.00%		$554,569,714

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Schedule of Investments

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.11%

ADVERTISING — 0.69%
WPP PLC	725,409	$9,390,460

		9,390,460
AEROSPACE & DEFENSE — 2.10%
BAE Systems PLC	1,869,462	9,457,414
Cobham PLC	622,352	2,167,809
Meggitt PLC	451,526	2,834,301
Rolls-Royce Holdings PLC[a]	1,078,289	14,061,274

		28,520,798
AGRICULTURE — 6.00%
British American Tobacco PLC	1,126,409	59,068,199
Imperial Tobacco Group PLC	573,430	22,369,439

		81,437,638
APPAREL — 0.40%
Burberry Group PLC	252,630	5,429,115

		5,429,115
AUTO PARTS & EQUIPMENT — 0.22%
GKN PLC	892,626	3,027,009

		3,027,009
BANKS — 11.65%
Barclays PLC	6,689,883	19,471,922
HSBC Holdings PLC	10,458,481	90,882,789
Lloyds Banking Group PLC[a]	24,304,209	12,858,859
Royal Bank of Scotland Group PLC[a]	1,199,391	4,311,135
Standard Chartered PLC	1,377,034	30,435,062

		157,959,767
BEVERAGES — 4.71%
Diageo PLC	1,442,798	39,531,287
SABMiller PLC	550,172	24,289,103

		63,820,390
CHEMICALS — 0.55%
Croda International PLC	77,794	2,911,171
Johnson Matthey PLC	117,894	4,496,040

		7,407,211
COMMERCIAL SERVICES — 2.64%
Aggreko PLC	154,385	5,787,133
Babcock International Group PLC	206,114	3,067,562
Bunzl PLC	190,074	3,393,402
Capita PLC	375,336	4,304,312

Security	Shares	Value

Experian PLC	580,648	$9,259,616
G4S PLC	810,421	3,256,698
Intertek Group PLC	92,230	4,123,794
Serco Group PLC	285,913	2,554,481

		35,746,998
DISTRIBUTION & WHOLESALE — 0.49%
Wolseley PLC	164,410	6,638,196

		6,638,196
DIVERSIFIED FINANCIAL SERVICES — 1.28%
Aberdeen Asset Management PLC	494,032	2,186,948
ICAP PLC	315,186	1,590,488
Investec PLC	310,775	1,853,048
London Stock Exchange Group PLC	101,854	1,607,283
Man Group PLC	1,057,838	1,197,995
Old Mutual PLC	2,802,188	7,406,225
Schroders PLC	65,363	1,475,273

		17,317,260
ELECTRIC — 0.87%
SSE PLC	544,157	11,823,788

		11,823,788
ENGINEERING & CONSTRUCTION — 0.13%
Balfour Beatty PLC	395,787	1,762,730

		1,762,730
FOOD — 5.02%
Associated British Foods PLC	204,911	4,309,229
J Sainsbury PLC	705,359	3,670,290
Tate & Lyle PLC	267,868	2,791,072
Tesco PLC	4,629,144	24,749,197
Unilever PLC	739,444	26,590,594
Wm Morrison Supermarkets PLC	1,346,959	5,990,440

		68,100,822
FOOD SERVICE — 0.90%
Compass Group PLC	1,081,898	12,183,691

		12,183,691
GAS — 2.79%
Centrica PLC	2,985,445	15,491,894
National Grid PLC	2,055,526	22,315,561

		37,807,455
HEALTH CARE — PRODUCTS — 0.40%
Smith & Nephew PLC	515,285	5,459,082

		5,459,082

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2012

Security	Shares	Value

HOUSEHOLD PRODUCTS & WARES — 1.56%
Reckitt Benckiser Group PLC	374,935	$21,200,802

		21,200,802
INSURANCE — 3.56%
Admiral Group PLC	117,894	2,220,868
Aviva PLC	1,681,794	8,711,038
Legal & General Group PLC	3,380,831	6,873,529
Prudential PLC	1,469,264	18,366,267
Resolution Ltd.	798,792	2,737,987
RSA Insurance Group PLC	2,042,293	3,698,020
Standard Life PLC	1,359,791	5,730,014

		48,337,723
IRON & STEEL — 0.05%
Evraz PLC	193,282	690,749

		690,749
LEISURE TIME — 0.33%
Carnival PLC	104,661	3,589,086
TUI Travel PLC	258,244	868,355

		4,457,441
LODGING — 0.57%
InterContinental Hotels Group PLC	167,217	4,262,867
Whitbread PLC	102,255	3,459,477

		7,722,344
MACHINERY — 0.24%
Weir Group PLC (The)	122,706	3,182,719

		3,182,719
MANUFACTURING — 0.79%
IMI PLC	185,262	2,530,645
Invensys PLC	466,764	1,790,444
Melrose PLC	691,725	2,600,627
Smiths Group PLC	226,966	3,767,241

		10,688,957
MEDIA — 1.91%
British Sky Broadcasting Group PLC	630,372	7,619,525
ITV PLC	2,125,300	2,811,976
Pearson PLC	469,972	8,920,438
Reed Elsevier PLC	700,948	6,574,338

		25,926,277
MINING — 10.18%
Anglo American PLC	800,396	22,247,913
Antofagasta PLC	226,164	3,976,650

Security	Shares	Value

BHP Billiton PLC	1,216,233	$35,467,925
Eurasian Natural Resources Corp.	150,375	721,083
Fresnillo PLC	102,656	2,545,268
Glencore International PLC[b]	2,192,668	13,410,233
Kazakhmys PLC	120,300	1,133,096
Lonmin PLC	94,235	857,656
Randgold Resources Ltd.	50,125	5,031,735
Rio Tinto PLC	771,925	33,539,620
Vedanta Resources PLC	62,155	856,430
Xstrata PLC	1,210,218	18,303,667

		138,091,276
OIL & GAS — 18.99%
BG Group PLC	1,956,078	40,017,352
BP PLC	10,956,122	76,804,437
Royal Dutch Shell PLC Class A	2,124,899	74,386,856
Royal Dutch Shell PLC Class B	1,526,206	55,064,565
Tullow Oil PLC	522,102	11,303,099

		257,576,309
OIL & GAS SERVICES — 0.50%
AMEC PLC	186,064	3,277,481
Petrofac Ltd.	148,771	3,549,233

		6,826,714
PACKAGING & CONTAINERS — 0.25%
Rexam PLC	503,656	3,390,325

		3,390,325
PHARMACEUTICALS — 8.05%
AstraZeneca PLC	727,815	33,946,681
GlaxoSmithKline PLC	2,888,804	65,385,170
Shire PLC	324,008	9,860,469

		109,192,320
REAL ESTATE INVESTMENT TRUSTS — 1.19%
British Land Co. PLC	486,814	4,171,583
Capital Shopping Centres Group PLC	321,201	1,723,387
Hammerson PLC	412,228	2,992,265
Land Securities Group PLC	449,120	5,642,677
SEGRO PLC	427,065	1,570,331

		16,100,243
RETAIL — 1.23%
Kingfisher PLC	1,364,202	5,971,786
Marks & Spencer Group PLC	927,112	5,268,887
Next PLC	95,438	5,419,306

		16,659,979

SCHEDULES OF INVESTMENTS	61

Schedule of Investments (Continued)

iSHARES® MSCI UNITED KINGDOM INDEX FUND

August 31, 2012

Security	Shares	Value

SEMICONDUCTORS — 0.53%
ARM Holdings PLC	792,777	$7,227,852

		7,227,852
SOFTWARE — 0.25%
Sage Group PLC (The)	731,023	3,439,239

		3,439,239
TELECOMMUNICATIONS — 7.36%
BT Group PLC	4,494,408	15,533,800
Inmarsat PLC	259,046	2,355,585
Vodafone Group PLC	28,420,073	81,930,977

		99,820,362
VENTURE CAPITAL — 0.13%
3i Group PLC	556,187	1,817,195

		1,817,195
WATER — 0.60%
Severn Trent PLC	137,543	3,781,655
United Utilities Group PLC	391,777	4,411,959

		8,193,614

TOTAL COMMON STOCKS
(Cost: $1,449,809,142)		1,344,374,850

SHORT-TERM INVESTMENTS — 0.20%

MONEY MARKET FUNDS — 0.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	190,805	190,805
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	2,517,835	2,517,835
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	50,472	50,472

		2,759,112

TOTAL SHORT-TERM INVESTMENTS
(Cost: $2,759,112)		2,759,112

TOTAL INVESTMENTS IN SECURITIES — 99.31%
(Cost: $1,452,568,254)		1,347,133,962
Other Assets, Less Liabilities — 0.69%		9,360,137

NET ASSETS — 100.00%		$1,356,494,099

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of August 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
134	FTSE 100 Index (Sept. 2012)	NYSE Liffe London	$12,128,628	$33,022

See notes to financial statements.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2012

	iShares MSCI Austria Investable Market Index Fund	iShares MSCI Belgium Investable Market Index Fund	iShares MSCI Emerging Markets Eastern Europe Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$108,484,140	$41,994,533	$28,090,118
Affiliated (Note 2)	156,421	372,541	319,344

Total cost of investments	$108,640,561	$42,367,074	$28,409,462

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$53,153,660	$25,231,233	$20,209,320
Affiliated (Note 2)	156,421	372,541	319,344

Total fair value of investments	53,310,081	25,603,774	20,528,664
Foreign currencies, at value[b]	38,560	105,087	3,051
Cash	—	—	2,200
Receivables:
Investment securities sold	1,768,684	1,018,563	89,866
Dividends and interest	586,381	49,086	84,666

Total Assets	55,703,706	26,776,510	20,708,447

LIABILITIES
Payables:
Investment securities purchased	1,770,189	1,016,745	94,462
Collateral for securities on loan (Note 5)	152,100	362,671	—
Investment advisory fees (Note 2)	24,301	11,141	11,979

Total Liabilities	1,946,590	1,390,557	106,441

NET ASSETS	$53,757,116	$25,385,953	$20,602,006

Net assets consist of:
Paid-in capital	$174,308,054	$85,789,836	$29,713,196
Undistributed (distributions in excess of) net investment income	(273)	(4,077)	75,982
Accumulated net realized loss	(65,167,540)	(43,634,642)	(1,306,629)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(55,383,125)	(16,765,164)	(7,880,543)

NET ASSETS	$53,757,116	$25,385,953	$20,602,006

Shares outstanding[c]	3,700,000	2,120,000	850,000

Net asset value per share	$14.53	$11.97	$24.24

[a]	Securities on loan with values of $148,404, $347,691 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $37,863, $104,432 and $3,032, respectively.
[c]	$0.001 par value, number of shares authorized: 100 million, 136.2 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2012

	iShares MSCI EMU Index Fund	iShares MSCI France Index Fund	iShares MSCI Germany Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,190,508,802	$516,923,238	$3,324,705,607
Affiliated (Note 2)	8,288,454	10,099	2,390,237

Total cost of investments	$1,198,797,256	$516,933,337	$3,327,095,844

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$792,214,235	$401,326,745	$2,780,398,203
Affiliated (Note 2)	8,288,454	10,099	2,390,237

Total fair value of investments	800,502,689	401,336,844	2,782,788,440
Foreign currencies, at value[b]	563,582	371,154	1,037,932
Cash held at broker, at value[c]	—	—	1,133,039
Receivables:
Investment securities sold	4,724,924	1,429,640	2,003,337
Due from custodian (Note 4)	486,840	—	—
Dividends and interest	1,184,359	89,157	14,160,719
Capital shares sold	53,209	—	—
Futures variation margin	—	—	1,632,458

Total Assets	807,515,603	403,226,795	2,802,755,925

LIABILITIES
Payables:
Investment securities purchased	5,281,471	1,421,100	2,034,468
Collateral for securities on loan (Note 5)	7,689,440	—	2,356,301
Capital shares redeemed	—	—	75,065
Investment advisory fees (Note 2)	318,685	180,193	1,261,023

Total Liabilities	13,289,596	1,601,293	5,726,857

NET ASSETS	$794,226,007	$401,625,502	$2,797,029,068

Net assets consist of:
Paid-in capital	$1,381,114,933	$544,501,949	$3,532,707,199
Undistributed (distributions in excess of) net investment income	941,872	(48,128)	—
Accumulated net realized loss	(189,521,855)	(27,243,868)	(192,143,841)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(398,308,943)	(115,584,451)	(543,534,290)

NET ASSETS	$794,226,007	$401,625,502	$2,797,029,068

Shares outstanding[d]	27,300,000	19,400,000	131,100,000

Net asset value per share	$29.09	$20.70	$21.34

[a]	Securities on loan with values of $7,624,222, $ — and $2,258,527, respectively. See Note 5.
[b]	Cost of foreign currencies: $552,788, $359,635 and $970,707, respectively.
[c]	Cost of cash held at broker: $ —, $ — and $1,140,385, respectively.
[d]	$0.001 par value, number of shares authorized: 1 billion, 340.2 million and 382.2 million, respectively.

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2012

	iShares MSCI Italy Index Fund	iShares MSCI Netherlands Investable Market Index Fund	iShares MSCI Spain Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$248,748,451	$109,156,225	$282,179,850
Affiliated (Note 2)	3,310,326	214,917	12,725,591

Total cost of investments	$252,058,777	$109,371,142	$294,905,441

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$196,285,899	$78,137,999	$194,852,239
Affiliated (Note 2)	3,310,326	214,917	12,725,591

Total fair value of investments	199,596,225	78,352,916	207,577,830
Foreign currencies, at value[b]	102,309	66,271	128,006
Receivables:
Investment securities sold	7,946,655	143,285	647,981
Due from custodian (Note 4)	—	—	93,562
Dividends and interest	1,060	174,413	111,751

Total Assets	207,646,249	78,736,885	208,559,130

LIABILITIES
Payables:
Investment securities purchased	8,067,696	165,919	743,283
Collateral for securities on loan (Note 5)	3,288,071	145,428	12,640,707
Investment advisory fees (Note 2)	78,730	28,997	82,121

Total Liabilities	11,434,497	340,344	13,466,111

NET ASSETS	$196,211,752	$78,396,541	$195,093,019

Net assets consist of:
Paid-in capital	$316,610,533	$149,640,824	$339,717,762
Undistributed (distributions in excess of) net investment income	(61,840)	159,212	2,782,477
Accumulated net realized loss	(67,876,200)	(40,388,690)	(60,082,322)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(52,460,741)	(31,014,805)	(87,324,898)

NET ASSETS	$196,211,752	$78,396,541	$195,093,019

Shares outstanding[c]	16,650,000	4,300,000	7,425,000

Net asset value per share	$11.78	$18.23	$26.28

[a]	Securities on loan with values of $3,252,697, $139,245 and $12,371,323, respectively. See Note 5.
[b]	Cost of foreign currencies: $100,497, $65,736 and $125,111, respectively.
[c]	$0.001 par value, number of shares authorized: 63.6 million, 255 million and 127.8 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2012

	iShares MSCI Sweden Index Fund	iShares MSCI Switzerland Index Fund	iShares MSCI United Kingdom Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$421,853,313	$549,191,468	$1,449,809,142
Affiliated (Note 2)	28,285	133,871	2,759,112

Total cost of investments	$421,881,598	$549,325,339	$1,452,568,254

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$370,755,489	$549,571,487	$1,344,374,850
Affiliated (Note 2)	28,285	133,871	2,759,112

Total fair value of investments	370,783,774	549,705,358	1,347,133,962
Foreign currencies, at value[b]	206,237	12,946	3,595,115
Cash held at broker, at value[c]	—	—	1,433,305
Receivables:
Investment securities sold	338,681	13,926,436	8,100,339
Dividends and interest	375	4,874,140	9,755,024
Futures variation margin	—	—	33,022

Total Assets	371,329,067	568,518,880	1,370,050,767

LIABILITIES
Payables:
Investment securities purchased	333,891	13,680,371	10,240,503
Collateral for securities on loan (Note 5)	—	—	2,708,640
Capital shares redeemed	—	25,364	—
Investment advisory fees (Note 2)	162,793	243,431	607,525

Total Liabilities	496,684	13,949,166	13,556,668

NET ASSETS	$370,832,383	$554,569,714	$1,356,494,099

Net assets consist of:
Paid-in capital	$463,321,582	$606,634,949	$1,608,102,724
Undistributed (distributions in excess of) net investment income	(43,823)	(89,854)	9,541,575
Accumulated net realized loss	(41,351,767)	(52,368,927)	(155,893,106)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(51,093,609)	393,546	(105,257,094)

NET ASSETS	$370,832,383	$554,569,714	$1,356,494,099

Shares outstanding[d]	13,575,000	23,250,000	80,200,000

Net asset value per share	$27.32	$23.85	$16.91

[a]	Securities on loan with values of $ —, $ — and $2,788,870, respectively. See Note 5.
[b]	Cost of foreign currencies: $202,023, $12,631 and $3,561,819, respectively.
[c]	Cost of cash held at broker: $ —, $ — and $1,400,620, respectively.
[d]	$0.001 par value, number of shares authorized: 63.6 million, 318.625 million and 934.2 million, respectively.

See notes to financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES®, INC.

Year ended August 31, 2012

	iShares MSCI Austria Investable Market Index Fund	iShares MSCI Belgium Investable Market Index Fund	iShares MSCI Emerging Markets Eastern Europe Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$1,798,633	$954,251	$1,160,069
Interest — unaffiliated	5,425	—	—
Interest — affiliated (Note 2)	23	12	22
Securities lending income — affiliated (Note 2)	95,248	19,268	237

Total investment income	1,899,329	973,531	1,160,328

EXPENSES
Investment advisory fees (Note 2)	350,168	131,854	171,465

Total expenses	350,168	131,854	171,465

Net investment income	1,549,161	841,677	988,863

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(13,167,058)	(2,557,621)	(1,216,662)
In-kind redemptions — unaffiliated	(27,783,959)	(1,264,952)	(2,682,504)
Foreign currency transactions	(22,611)	(122,664)	(42,971)

Net realized loss	(40,973,628)	(3,945,237)	(3,942,137)

Net change in unrealized appreciation/depreciation on:
Investments	13,334,926	3,015,569	(1,764,474)
Translation of assets and liabilities in foreign currencies	(103,706)	51,906	1,105

Net change in unrealized appreciation/depreciation	13,231,220	3,067,475	(1,763,369)

Net realized and unrealized loss	(27,742,408)	(877,762)	(5,705,506)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(26,193,247)	$(36,085)	$(4,716,643)

[a]	Net of foreign withholding tax of $248,503, $122,368 and $200,926, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2012

	iShares MSCI EMU Index Fund	iShares MSCI France Index Fund	iShares MSCI Germany Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$28,364,909	$9,928,009	$86,595,547
Interest — unaffiliated	258	—	20
Interest — affiliated (Note 2)	194	78	721
Securities lending income — affiliated (Note 2)	312,517	72,418	488,417

	28,677,878	10,000,505	87,084,705
Less: Other foreign taxes (Note 1)	(808)	(1,006)	—

Total investment income	28,677,070	9,999,499	87,084,705

EXPENSES
Investment advisory fees (Note 2)	3,695,691	1,529,840	14,093,002

Total expenses	3,695,691	1,529,840	14,093,002

Net investment income	24,981,379	8,469,659	72,991,703

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(66,586,194)	(23,796,526)	(76,426,767)
In-kind redemptions — unaffiliated	2,721,446	(22,895,105)	54,283,982
Futures contracts	—	—	23,600
Foreign currency transactions	(376,734)	(148,510)	(1,084,164)

Net realized loss	(64,241,482)	(46,840,141)	(23,203,349)

Net change in unrealized appreciation/depreciation on:
Investments	3,603,438	21,061,115	55,283,887
Futures contracts	—	—	1,632,458
Translation of assets and liabilities in foreign currencies	(4,728)	9,605	(840,185)

Net change in unrealized appreciation/depreciation	3,598,710	21,070,720	56,076,160

Net realized and unrealized gain (loss)	(60,642,772)	(25,769,421)	32,872,811

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(35,661,393)	$(17,299,762)	$105,864,514

[a]	Net of foreign withholding tax of $4,187,889, $1,741,344 and $13,236,802, respectively.

See notes to financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2012

	iShares MSCI Italy Index Fund	iShares MSCI Netherlands Investable Market Index Fund	iShares MSCI Spain Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$5,112,846	$1,920,753	$10,488,940
Interest — affiliated (Note 2)	41	17	105
Securities lending income — affiliated (Note 2)	40,173	21,596	416,598

Total investment income	5,153,060	1,942,366	10,905,643

EXPENSES
Investment advisory fees (Note 2)	687,537	373,539	705,321

Total expenses	687,537	373,539	705,321

Net investment income	4,465,523	1,568,827	10,200,322

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(31,724,058)	(5,771,725)	(30,352,643)
In-kind redemptions — unaffiliated	1,864,340	(14,661,575)	(24,902,153)
Foreign currency transactions	17,638	(56,324)	(65,899)

Net realized loss	(29,842,080)	(20,489,624)	(55,320,695)

Net change in unrealized appreciation/depreciation on:
Investments	14,197,062	16,002,868	23,659,167
Translation of assets and liabilities in foreign currencies	929	(1,500)	(368)

Net change in unrealized appreciation/depreciation	14,197,991	16,001,368	23,658,799

Net realized and unrealized loss	(15,644,089)	(4,488,256)	(31,661,896)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(11,178,566)	$(2,919,429)	$(21,461,574)

[a]	Net of foreign withholding tax of $869,486, $332,733 and $855,365, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2012

	iShares MSCI Sweden Index Fund	iShares MSCI Switzerland Index Fund	iShares MSCI United Kingdom Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$11,429,399	$16,780,021	$58,648,688
Interest — unaffiliated	—	—	280
Interest — affiliated (Note 2)	45	102	424
Securities lending income — affiliated (Note 2)	1,613	629	41,492

Total investment income	11,431,057	16,780,752	58,690,884

EXPENSES
Investment advisory fees (Note 2)	1,624,714	2,708,262	6,994,397

Total expenses	1,624,714	2,708,262	6,994,397

Net investment income	9,806,343	14,072,490	51,696,487

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,868,064)	(6,774,061)	(36,834,010)
In-kind redemptions — unaffiliated	(9,460,688)	6,032,891	23,861,329
Futures contracts	—	—	(128,697)
Foreign currency transactions	(251,254)	(182,317)	(848,676)

Net realized loss	(18,580,006)	(923,487)	(13,950,054)

Net change in unrealized appreciation/depreciation on:
Investments	18,531,048	(14,994,228)	52,219,421
Futures contracts	—	—	33,022
Translation of assets and liabilities in foreign currencies	3,360	(622,338)	180,064

Net change in unrealized appreciation/depreciation	18,534,408	(15,616,566)	52,432,507

Net realized and unrealized gain (loss)	(45,598)	(16,540,053)	38,482,453

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$9,760,745	$(2,467,563)	$90,178,940

[a]	Net of foreign withholding tax of $2,016,953, $2,452,125 and $683,787, respectively.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Austria Investable Market Index Fund		iShares MSCI Belgium Investable Market Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,549,161	$3,240,793	$841,677	$1,389,784
Net realized gain (loss)	(40,973,628)	3,890,979	(3,945,237)	(4,660,818)
Net change in unrealized appreciation/depreciation	13,231,220	5,563,324	3,067,475	8,534,470

Net increase (decrease) in net assets resulting from operations	(26,193,247)	12,695,096	(36,085)	5,263,436

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,874,586)	(3,303,650)	(1,434,412)	(1,401,041)
Return of capital	—	—	(27,668)	—

Total distributions to shareholders	(1,874,586)	(3,303,650)	(1,462,080)	(1,401,041)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	30,854,845	153,911,553	3,661,417	70,362,308
Cost of shares redeemed	(86,004,103)	(136,848,453)	(8,033,134)	(101,865,045)

Net increase (decrease) in net assets from capital share transactions	(55,149,258)	17,063,100	(4,371,717)	(31,502,737)

INCREASE (DECREASE) IN NET ASSETS	(83,217,091)	26,454,546	(5,869,882)	(27,640,342)

NET ASSETS
Beginning of year	136,974,207	110,519,661	31,255,835	58,896,177

End of year	$53,757,116	$136,974,207	$25,385,953	$31,255,835

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(273)	$111,146	$(4,077)	$709,744

SHARES ISSUED AND REDEEMED
Shares sold	1,900,000	7,100,000	320,000	4,920,000
Shares redeemed	(5,500,000)	(6,200,000)	(680,000)	(7,440,000)

Net increase (decrease) in shares outstanding	(3,600,000)	900,000	(360,000)	(2,520,000)

See notes to financial statements.

FINANCIAL STATEMENTS	71

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Eastern Europe Index Fund		iShares MSCI EMU Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$988,863	$671,515	$24,981,379	$29,284,564
Net realized gain (loss)	(3,942,137)	4,507,041	(64,241,482)	(9,900,693)
Net change in unrealized appreciation/depreciation	(1,763,369)	(5,857,166)	3,598,710	6,777,116

Net increase (decrease) in net assets resulting from operations	(4,716,643)	(678,610)	(35,661,393)	26,160,987

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(999,697)	(575,285)	(26,115,000)	(27,791,723)

Total distributions to shareholders	(999,697)	(575,285)	(26,115,000)	(27,791,723)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	3,811,852	76,250,166	423,843,438	558,259,495
Cost of shares redeemed	(9,705,031)	(55,616,346)	(306,073,712)	(642,368,122)

Net increase (decrease) in net assets from capital share transactions	(5,893,179)	20,633,820	117,769,726	(84,108,627)

INCREASE (DECREASE) IN NET ASSETS	(11,609,519)	19,379,925	55,993,333	(85,739,363)

NET ASSETS
Beginning of year	32,211,525	12,831,600	738,232,674	823,972,037

End of year	$20,602,006	$32,211,525	$794,226,007	$738,232,674

Undistributed net investment income included in net assets at end of year	$75,982	$129,787	$941,872	$2,355,966

SHARES ISSUED AND REDEEMED
Shares sold	150,000	2,250,000	14,700,000	14,400,000
Shares redeemed	(400,000)	(1,650,000)	(10,800,000)	(17,800,000)

Net increase (decrease) in shares outstanding	(250,000)	600,000	3,900,000	(3,400,000)

See notes to financial statements.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI France Index Fund		iShares MSCI Germany Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$8,469,659	$11,923,061	$72,991,703	$91,494,830
Net realized gain (loss)	(46,840,141)	(2,882,430)	(23,203,349)	106,517,591
Net change in unrealized appreciation/depreciation	21,070,720	(10,589,579)	56,076,160	(323,290,675)

Net increase (decrease) in net assets resulting from operations	(17,299,762)	(1,548,948)	105,864,514	(125,278,254)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,849,764)	(11,811,674)	(74,836,476)	(93,072,582)
Return of capital	(2,754)	—	—	—

Total distributions to shareholders	(8,852,518)	(11,811,674)	(74,836,476)	(93,072,582)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	407,882,087	327,507,874	1,528,900,109	2,649,782,675
Cost of shares redeemed	(337,241,789)	(196,716,202)	(1,531,070,466)	(1,151,141,454)

Net increase (decrease) in net assets from capital share transactions	70,640,298	130,791,672	(2,170,357)	1,498,641,221

INCREASE IN NET ASSETS	44,488,018	117,431,050	28,857,681	1,280,290,385

NET ASSETS
Beginning of year	357,137,484	239,706,434	2,768,171,387	1,487,881,002

End of year	$401,625,502	$357,137,484	$2,797,029,068	$2,768,171,387

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(48,128)	$480,487	$—	$—

SHARES ISSUED AND REDEEMED
Shares sold	21,000,000	12,400,000	72,900,000	102,900,000
Shares redeemed	(17,400,000)	(8,000,000)	(73,500,000)	(47,700,000)

Net increase (decrease) in shares outstanding	3,600,000	4,400,000	(600,000)	55,200,000

See notes to financial statements.

FINANCIAL STATEMENTS	73

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Italy Index Fund		iShares MSCI Netherlands Investable Market Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,465,523	$3,714,465	$1,568,827	$3,819,725
Net realized gain (loss)	(29,842,080)	(7,907,880)	(20,489,624)	8,037,705
Net change in unrealized appreciation/depreciation	14,197,991	(7,314,629)	16,001,368	(605,357)

Net increase (decrease) in net assets resulting from operations	(11,178,566)	(11,508,044)	(2,919,429)	11,252,073

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(4,578,996)	(3,814,673)	(1,910,545)	(3,654,048)
Return of capital	(1,125)	—	—	—

Total distributions to shareholders	(4,580,121)	(3,814,673)	(1,910,545)	(3,654,048)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	186,146,005	233,854,014	38,973,623	63,107,207
Cost of shares redeemed	(118,787,548)	(150,419,367)	(77,487,514)	(96,575,333)

Net increase (decrease) in net assets from capital share transactions	67,358,457	83,434,647	(38,513,891)	(33,468,126)

INCREASE (DECREASE) IN NET ASSETS	51,599,770	68,111,930	(43,343,865)	(25,870,101)

NET ASSETS
Beginning of year	144,611,982	76,500,052	121,740,406	147,610,507

End of year	$196,211,752	$144,611,982	$78,396,541	$121,740,406

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(61,840)	$14,337	$159,212	$557,254

SHARES ISSUED AND REDEEMED
Shares sold	15,750,000	14,400,000	2,200,000	2,850,000
Shares redeemed	(9,750,000)	(8,850,000)	(4,500,000)	(4,500,000)

Net increase (decrease) in shares outstanding	6,000,000	5,550,000	(2,300,000)	(1,650,000)

See notes to financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Spain Index Fund		iShares MSCI Sweden Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$10,200,322	$11,073,134	$9,806,343	$18,747,767
Net realized gain (loss)	(55,320,695)	(583,970)	(18,580,006)	3,646,225
Net change in unrealized appreciation/depreciation	23,658,799	(10,416,178)	18,534,408	(18,154,073)

Net increase (decrease) in net assets resulting from operations	(21,461,574)	72,986	9,760,745	4,239,919

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(11,503,970)	(8,211,532)	(9,531,005)	(19,236,805)
Return of capital	—	—	(613,518)	—

Total distributions to shareholders	(11,503,970)	(8,211,532)	(10,144,523)	(19,236,805)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	226,627,780	418,742,090	141,186,783	366,716,894
Cost of shares redeemed	(178,928,842)	(424,605,441)	(99,857,806)	(271,324,012)

Net increase (decrease) in net assets from capital share transactions	47,698,938	(5,863,351)	41,328,977	95,392,882

INCREASE (DECREASE) IN NET ASSETS	14,733,394	(14,001,897)	40,945,199	80,395,996

NET ASSETS
Beginning of year	180,359,625	194,361,522	329,887,184	249,491,188

End of year	$195,093,019	$180,359,625	$370,832,383	$329,887,184

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$2,782,477	$4,152,024	$(43,823)	$—

SHARES ISSUED AND REDEEMED
Shares sold	8,550,000	10,200,000	5,250,000	11,850,000
Shares redeemed	(6,150,000)	(10,425,000)	(3,975,000)	(9,750,000)

Net increase (decrease) in shares outstanding	2,400,000	(225,000)	1,275,000	2,100,000

See notes to financial statements.

FINANCIAL STATEMENTS	75

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Switzerland Index Fund		iShares MSCI United Kingdom Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,072,490	$11,696,805	$51,696,487	$37,030,142
Net realized gain (loss)	(923,487)	9,971,355	(13,950,054)	19,495,286
Net change in unrealized appreciation/depreciation	(15,616,566)	39,334,532	52,432,507	45,745,307

Net increase (decrease) in net assets resulting from operations	(2,467,563)	61,002,692	90,178,940	102,270,735

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,947,529)	(11,911,242)	(49,722,633)	(33,922,128)

Total distributions to shareholders	(14,947,529)	(11,911,242)	(49,722,633)	(33,922,128)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	90,416,035	136,480,631	243,232,911	406,184,764
Cost of shares redeemed	(42,590,064)	(67,167,856)	(126,527,912)	(205,612,227)

Net increase in net assets from capital share transactions	47,825,971	69,312,775	116,704,999	200,572,537

INCREASE IN NET ASSETS	30,410,879	118,404,225	157,161,306	268,921,144

NET ASSETS
Beginning of year	524,158,835	405,754,610	1,199,332,793	930,411,649

End of year	$554,569,714	$524,158,835	$1,356,494,099	$1,199,332,793

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(89,854)	$226,960	$9,541,575	$8,406,831

SHARES ISSUED AND REDEEMED
Shares sold	3,875,000	5,125,000	14,800,000	23,400,000
Shares redeemed	(1,875,000)	(2,625,000)	(7,600,000)	(12,400,000)

Net increase in shares outstanding	2,000,000	2,500,000	7,200,000	11,000,000

See notes to financial statements.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Austria Investable Market Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$18.76	$17.27	$20.21	$29.78	$37.28

Income from investment operations:
Net investment income[a]	0.35	0.42	0.43	0.51	0.56
Net realized and unrealized gain (loss)[b]	(4.09)	1.53	(2.62)	(9.36)	(6.98)

Total from investment operations	(3.74)	1.95	(2.19)	(8.85)	(6.42)

Less distributions from:
Net investment income	(0.49)	(0.46)	(0.75)	(0.72)	(1.08)

Total distributions	(0.49)	(0.46)	(0.75)	(0.72)	(1.08)

Net asset value, end of year	$14.53	$18.76	$17.27	$20.21	$29.78

Total return	(19.81)%	10.92%	(11.07)%	(28.52)%	(17.64)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$53,757	$136,974	$110,520	$159,666	$193,602
Ratio of expenses to average net assets	0.52%	0.52%	0.54%	0.55%	0.52%
Ratio of net investment income to average net assets	2.32%	1.95%	2.20%	3.25%	1.57%
Portfolio turnover rate[c]	13%	12%	11%	26%	26%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Belgium Investable Market Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$12.60	$11.78	$12.06	$17.64	$25.89

Income from investment operations:
Net investment income[a]	0.38	0.35	0.19	0.22	0.78
Net realized and unrealized gain (loss)[b]	(0.33)	0.80	(0.27)	(5.46)	(7.27)

Total from investment operations	0.05	1.15	(0.08)	(5.24)	(6.49)

Less distributions from:
Net investment income	(0.67)	(0.33)	(0.20)	(0.34)	(1.76)
Return of capital	(0.01)	—	—	—	—

Total distributions	(0.68)	(0.33)	(0.20)	(0.34)	(1.76)

Net asset value, end of year	$11.97	$12.60	$11.78	$12.06	$17.64

Total return	1.11%	9.59%	(0.60)%	(29.15)%	(26.21)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$25,386	$31,256	$58,896	$53,042	$119,955
Ratio of expenses to average net assets	0.53%	0.52%	0.54%	0.56%	0.52%
Ratio of net investment income to average net assets	3.35%	2.56%	1.55%	2.23%	3.32%
Portfolio turnover rate[c]	19%	12%	17%	33%	31%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Eastern Europe Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from Sep. 30, 2009[a] to Aug. 31, 2010
Net asset value, beginning of period	$29.28	$25.66	$24.65

Income from investment operations:
Net investment income[b]	1.01	0.67	0.26
Net realized and unrealized gain (loss)[c]	(4.92)	3.45	0.89

Total from investment operations	(3.91)	4.12	1.15

Less distributions from:
Net investment income	(1.13)	(0.50)	(0.13)
Net realized gain	—	—	(0.01)

Total distributions	(1.13)	(0.50)	(0.14)

Net asset value, end of period	$24.24	$29.28	$25.66

Total return	(13.14)%	15.86%	4.68%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,602	$32,212	$12,832
Ratio of expenses to average net assets[e]	0.69%	0.68%	0.69%
Ratio of expenses to average net assets prior to waived fees	n/a	0.68%	n/a
Ratio of net investment income to average net assets[e]	3.97%	2.06%	1.05%
Portfolio turnover rate[f]	8%	24%	13%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI EMU Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]
Net asset value, beginning of year	$31.55	$30.75	$35.64	$45.97	$57.15

Income from investment operations:
Net investment income[b]	1.02	1.23	0.80	0.93	1.71
Net realized and unrealized gain (loss)[c]	(2.38)	0.71	(4.76)	(9.97)	(9.59)

Total from investment operations	(1.36)	1.94	(3.96)	(9.04)	(7.88)

Less distributions from:
Net investment income	(1.10)	(1.14)	(0.93)	(1.29)	(3.30)

Total distributions	(1.10)	(1.14)	(0.93)	(1.29)	(3.30)

Net asset value, end of year	$29.09	$31.55	$30.75	$35.64	$45.97

Total return	(3.99)%	5.78%	(11.19)%	(19.05)%	(14.52)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$794,226	$738,233	$823,972	$741,270	$1,291,808
Ratio of expenses to average net assets[d]	0.53%	0.52%	0.54%	0.56%	0.52%
Ratio of net investment income to average net assets	3.55%	3.38%	2.29%	3.07%	3.06%
Portfolio turnover rate[e]	7%	8%	5%	8%	27%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI France Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$22.60	$21.03	$24.28	$30.70	$36.53

Income from investment operations:
Net investment income[a]	0.59	0.86	0.65	0.66	0.93
Net realized and unrealized gain (loss)[b]	(1.80)	1.38	(3.30)	(6.13)	(5.17)

Total from investment operations	(1.21)	2.24	(2.65)	(5.47)	(4.24)

Less distributions from:
Net investment income	(0.69)	(0.67)	(0.60)	(0.95)	(1.59)
Return of capital	(0.00)[c]	—	—	—	—

Total distributions	(0.69)	(0.67)	(0.60)	(0.95)	(1.59)

Net asset value, end of year	$20.70	$22.60	$21.03	$24.28	$30.70

Total return	(5.05)%	10.24%	(10.98)%	(17.11)%	(11.96)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$401,626	$357,137	$239,706	$184,511	$227,203
Ratio of expenses to average net assets[d]	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets	2.91%	3.38%	2.71%	3.18%	2.60%
Portfolio turnover rate[e]	6%	6%	6%	6%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	81

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Germany Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$21.02	$19.45	$20.86	$27.55	$32.18

Income from investment operations:
Net investment income[a]	0.56	0.86	0.38	0.58	0.88
Net realized and unrealized gain (loss)[b]	0.34	1.38	(1.49)	(6.65)	(3.84)

Total from investment operations	0.90	2.24	(1.11)	(6.07)	(2.96)

Less distributions from:
Net investment income	(0.58)	(0.67)	(0.30)	(0.62)	(1.67)

Total distributions	(0.58)	(0.67)	(0.30)	(0.62)	(1.67)

Net asset value, end of year	$21.34	$21.02	$19.45	$20.86	$27.55

Total return	4.55%	10.84%	(5.35)%	(21.62)%	(9.81)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,797,029	$2,768,171	$1,487,881	$619,638	$669,452
Ratio of expenses to average net assets	0.53%	0.51%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets	2.72%	3.45%	1.80%	3.18%	2.72%
Portfolio turnover rate[c]	4%	13%	5%	15%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Italy Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$13.58	$15.00	$19.05	$25.04	$33.82

Income from investment operations:
Net investment income[a]	0.41	0.54	0.39	0.47	1.53
Net realized and unrealized loss[b]	(1.79)	(1.47)	(3.99)	(5.82)	(7.71)

Total from investment operations	(1.38)	(0.93)	(3.60)	(5.35)	(6.18)

Less distributions from:
Net investment income	(0.42)	(0.49)	(0.44)	(0.64)	(2.60)
Return of capital	(0.00)[c]	—	(0.01)	—	—

Total distributions	(0.42)	(0.49)	(0.45)	(0.64)	(2.60)

Net asset value, end of year	$11.78	$13.58	$15.00	$19.05	$25.04

Total return	(9.98)%	(6.80)%	(19.11)%	(20.78)%	(19.43)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$196,212	$144,612	$76,500	$125,716	$244,154
Ratio of expenses to average net assets[d]	0.53%	0.51%	0.54%	0.55%	0.52%
Ratio of net investment income to average net assets	3.41%	3.15%	2.17%	2.85%	5.06%
Portfolio turnover rate[e]	14%	16%	12%	18%	29%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Rounds to less than $0.01.
[d]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	83

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Netherlands Investable Market Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$18.45	$17.89	$18.52	$24.38	$29.75

Income from investment operations:
Net investment income[a]	0.39	0.48	0.45	0.35	1.10
Net realized and unrealized gain (loss)[b]	(0.08)	0.55	(0.70)	(5.55)	(4.68)

Total from investment operations	0.31	1.03	(0.25)	(5.20)	(3.58)

Less distributions from:
Net investment income	(0.53)	(0.47)	(0.38)	(0.66)	(1.79)

Total distributions	(0.53)	(0.47)	(0.38)	(0.66)	(1.79)

Net asset value, end of year	$18.23	$18.45	$17.89	$18.52	$24.38

Total return	1.96%	5.44%	(1.44)%	(20.59)%	(12.67)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$78,397	$121,740	$147,611	$83,351	$209,653
Ratio of expenses to average net assets	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets	2.21%	2.26%	2.31%	2.24%	3.86%
Portfolio turnover rate[c]	10%	6%	9%	15%	26%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Spain Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$35.89	$37.02	$47.65	$50.41	$58.06

Income from investment operations:
Net investment income[a]	2.12	2.14	1.64	1.75	1.98
Net realized and unrealized loss[b]	(8.93)	(1.36)	(10.01)	(2.14)	(7.33)

Total from investment operations	(6.81)	0.78	(8.37)	(0.39)	(5.35)

Less distributions from:
Net investment income	(2.80)	(1.91)	(2.26)	(2.37)	(2.30)

Total distributions	(2.80)	(1.91)	(2.26)	(2.37)	(2.30)

Net asset value, end of year	$26.28	$35.89	$37.02	$47.65	$50.41

Total return	(19.36)%	1.78%	(17.91)%	0.64%	(9.76)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$195,093	$180,360	$194,362	$278,734	$321,349
Ratio of expenses to average net assets	0.53%	0.52%	0.54%	0.56%	0.52%
Ratio of net investment income to average net assets	7.60%	5.31%	3.72%	4.70%	3.28%
Portfolio turnover rate[c]	17%	14%	9%	19%	22%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	85

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Sweden Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$26.82	$24.46	$22.86	$24.48	$34.57

Income from investment operations:
Net investment income[a]	0.83	1.18	0.48	0.40	0.91
Net realized and unrealized gain (loss)[b]	0.58	2.22	1.73	(1.56)	(8.63)

Total from investment operations	1.41	3.40	2.21	(1.16)	(7.72)

Less distributions from:
Net investment income	(0.86)	(1.04)	(0.61)	(0.46)	(2.37)
Return of capital	(0.05)	—	—	—	—

Total distributions	(0.91)	(1.04)	(0.61)	(0.46)	(2.37)

Net asset value, end of year	$27.32	$26.82	$24.46	$22.86	$24.48

Total return	5.57%	13.40%	9.70%	(4.04)%	(23.16)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$370,832	$329,887	$249,491	$190,333	$227,654
Ratio of expenses to average net assets	0.53%	0.51%	0.53%	0.55%	0.51%
Ratio of net investment income to average net assets	3.17%	3.80%	1.97%	2.34%	2.91%
Portfolio turnover rate[c]	7%	9%	10%	9%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Switzerland Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$24.67	$21.64	$20.71	$23.09	$25.78

Income from investment operations:
Net investment income[a]	0.63	0.59	0.39	0.25	0.49
Net realized and unrealized gain (loss)[b]	(0.80)	2.97	0.90	(2.30)	(2.51)

Total from investment operations	(0.17)	3.56	1.29	(2.05)	(2.02)

Less distributions from:
Net investment income	(0.65)	(0.53)	(0.36)	(0.33)	(0.67)

Total distributions	(0.65)	(0.53)	(0.36)	(0.33)	(0.67)

Net asset value, end of year	$23.85	$24.67	$21.64	$20.71	$23.09

Total return	(0.53)%	16.30%	6.35%	(8.63)%	(7.97)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$554,570	$524,159	$405,755	$271,855	$366,525
Ratio of expenses to average net assets	0.53%	0.52%	0.53%	0.56%	0.52%
Ratio of net investment income to average net assets	2.73%	2.35%	1.80%	1.42%	1.93%
Portfolio turnover rate[c]	8%	7%	7%	16%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	87

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI United Kingdom Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$16.43	$15.01	$15.02	$19.35	$24.73

Income from investment operations:
Net investment income[a]	0.64	0.54	0.46	0.50	0.83
Net realized and unrealized gain (loss)[b]	0.46	1.35	(0.03)	(4.26)	(4.89)

Total from investment operations	1.10	1.89	0.43	(3.76)	(4.06)

Less distributions from:
Net investment income	(0.62)	(0.47)	(0.44)	(0.57)	(1.32)

Total distributions	(0.62)	(0.47)	(0.44)	(0.57)	(1.32)

Net asset value, end of year	$16.91	$16.43	$15.01	$15.02	$19.35

Total return	6.94%	12.50%	2.87%	(18.68)%	(17.16)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,356,494	$1,199,333	$930,412	$739,124	$882,502
Ratio of expenses to average net assets	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets	3.88%	3.07%	2.98%	3.90%	3.64%
Portfolio turnover rate[c]	7%	4%	7%	11%	14%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Austria Investable Market	Non-diversified
Belgium Investable Market	Non-diversified
Emerging Markets Eastern Europe	Non-diversified
EMU	Diversified
France	Non-diversified
Germany	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Italy	Non-diversified
Netherlands Investable Market	Non-diversified
Spain	Non-diversified
Sweden	Non-diversified
Switzerland	Non-diversified
United Kingdom	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES®, INC.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Austria Investable Market
Assets:
Common Stocks	$53,153,421	$—	$239	$53,153,660
Short-Term Investments	156,421	—	—	156,421

	$53,309,842	$—	$239	$53,310,081

Belgium Investable Market
Assets:
Common Stocks	$25,231,233	$—	$—	$25,231,233
Short-Term Investments	372,541	—	—	372,541

	$25,603,774	$—	$—	$25,603,774

Emerging Markets Eastern Europe
Assets:
Common Stocks	$19,542,355	$—	$—	$19,542,355
Preferred Stocks	666,965	—	—	666,965
Short-Term Investments	319,344	—	—	319,344

	$20,528,664	$—	$—	$20,528,664

EMU
Assets:
Common Stocks	$777,022,164	$—	$78	$777,022,242
Preferred Stocks	15,191,993	—	—	15,191,993
Short-Term Investments	8,288,454	—	—	8,288,454

	$800,502,611	$—	$78	$800,502,689

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

France
Assets:
Common Stocks	$401,326,745	$—	$—	$401,326,745
Short-Term Investments	10,099	—	—	10,099

	$401,336,844	$—	$—	$401,336,844

Germany
Assets:
Common Stocks	$2,602,503,378	$—	$—	$2,602,503,378
Preferred Stocks	177,894,825	—	—	177,894,825
Short-Term Investments	2,390,237	—	—	2,390,237
Futures Contracts[a]	1,632,458	—	—	1,632,458

	$2,784,420,898	$—	$—	$2,784,420,898

Italy
Assets:
Common Stocks	$196,285,899	$—	$—	$196,285,899
Short-Term Investments	3,310,326	—	—	3,310,326

	$199,596,225	$—	$—	$199,596,225

Netherlands Investable Market
Assets:
Common Stocks	$78,137,998	$—	$—	$78,137,998
Warrants	—	—	1	1
Short-Term Investments	214,917	—	—	214,917

	$78,352,915	$—	$1	$78,352,916

Spain
Assets:
Common Stocks	$194,852,239	$—	$—	$194,852,239
Short-Term Investments	12,725,591	—	—	12,725,591

	$207,577,830	$—	$—	$207,577,830

Sweden
Assets:
Common Stocks	$370,755,489	$—	$—	$370,755,489
Short-Term Investments	28,285	—	—	28,285

	$370,783,774	$—	$—	$370,783,774

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Switzerland
Assets:
Common Stocks	$549,571,487	$—	$—	$549,571,487
Short-Term Investments	133,871	—	—	133,871

	$549,705,358	$—	$—	$549,705,358

United Kingdom
Assets:
Common Stocks	$1,344,374,850	$—	$—	$1,344,374,850
Short-Term Investments	2,759,112	—	—	2,759,112
Futures Contracts[a]	33,022	—	—	33,022

	$1,347,166,984	$—	$—	$1,347,166,984

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of

NOTES TO FINANCIAL STATEMENTS	93

Notes to Financial Statements (Continued)

iSHARES®, INC.

investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of August 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, except for the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

For its investment advisory services to the iShares MSCI Emerging Markets Eastern Europe Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended August 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Austria Investable Market	$51,287
Belgium Investable Market	10,375
Emerging Markets Eastern Europe	128
EMU	168,278
France	38,995
Germany	262,994

iShares MSCI Index Fund	Securities Lending Agent Fees
Italy	$21,634
Netherlands Investable Market	11,629
Spain	224,322
Sweden	868
Switzerland	336
United Kingdom	22,342

At a special meeting of the Board held on January 5, 2012, the directors approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	95

Notes to Financial Statements (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Austria Investable Market	$9,240,185	$9,687,080
Belgium Investable Market	4,876,519	5,002,246
Emerging Markets Eastern Europe	2,045,366	2,384,354
EMU	48,846,419	49,738,349
France	20,599,040	19,139,824
Germany	111,297,973	117,145,633
Italy	20,101,025	19,240,789
Netherlands Investable Market	7,307,305	7,563,223
Spain	23,329,846	23,978,040
Sweden	21,368,251	22,069,186
Switzerland	41,556,233	44,271,576
United Kingdom	88,601,801	90,103,297

In-kind transactions (see Note 4) for the year ended August 31, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Austria Investable Market	$30,467,983	$85,097,053
Belgium Investable Market	3,634,337	7,929,939
Emerging Markets Eastern Europe	3,768,010	9,547,019
EMU	420,895,887	304,038,318
France	404,466,876	335,926,636
Germany	1,521,762,360	1,524,332,401
Italy	185,198,814	118,577,023
Netherlands Investable Market	38,881,243	77,360,185
Spain	225,201,735	178,178,049
Sweden	141,100,128	99,620,799
Switzerland	89,650,056	42,218,373
United Kingdom	241,753,024	125,367,622

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2012, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of

NOTES TO FINANCIAL STATEMENTS	97

Notes to Financial Statements (Continued)

iSHARES®, INC.

taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares MSCI Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Austria Investable Market	$(34,684,755)	$214,006	$34,470,749
Belgium Investable Market	(1,882,297)	(121,086)	2,003,383
Emerging Markets Eastern Europe	(3,272,998)	(42,971)	3,315,969
EMU	(38,657,763)	(280,473)	38,938,236
France	(44,467,523)	(148,510)	44,616,033
Germany	(32,767,514)	1,844,773	30,922,741
Italy	(9,573,091)	37,296	9,535,795
Netherlands Investable Market	(20,492,143)	(56,324)	20,548,467
Spain	(33,568,458)	(65,899)	33,634,357
Sweden	(13,517,934)	(319,161)	13,837,095
Switzerland	2,754,127	558,225	(3,312,352)
United Kingdom	12,240,989	(839,110)	(11,401,879)

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 was as follows:

iShares MSCI Index Fund	2012	2011
Austria Investable Market
Ordinary income	$1,874,586	$3,303,650

Belgium Investable Market
Ordinary income	$1,434,412	$1,401,041
Return of capital	27,668	—

	$1,462,080	$1,401,041

Emerging Markets Eastern Europe
Ordinary income	$999,697	$575,285

EMU
Ordinary income	$26,115,000	$27,791,723

France
Ordinary income	$8,849,764	$11,811,674
Return of capital	2,754	—

	$8,852,518	$11,811,674

Germany
Ordinary income	$74,836,476	$93,072,582

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	2012	2011
Italy
Ordinary income	$4,578,996	$3,814,673
Return of capital	1,125	—

	$4,580,121	$3,814,673

Netherlands Investable Market
Ordinary income	$1,910,545	$3,654,048

Spain
Ordinary income	$11,503,970	$8,211,532

Sweden
Ordinary income	$9,531,005	$19,236,805
Return of capital	613,518	—

	$10,144,523	$19,236,805

Switzerland
Ordinary income	$14,947,529	$11,911,242

United Kingdom
Ordinary income	$49,722,633	$33,922,128

As of August 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Austria Investable Market	$—	$(53,394,481)	$(57,368,842)	$(9,787,615)	$(120,550,938)
Belgium Investable Market	—	(40,949,518)	(16,949,115)	(2,505,250)	(60,403,883)
Emerging Markets Eastern Europe	75,982	(448,093)	(8,032,017)	(707,062)	(9,111,190)
EMU	1,024,848	(143,459,680)	(420,454,037)	(24,000,057)	(586,888,926)
France	—	(14,206,315)	(121,722,822)	(6,947,310)	(142,876,447)
Germany	—	(107,589,044)	(620,466,421)	(7,622,666)	(735,678,131)
Italy	—	(34,703,700)	(80,072,608)	(5,622,473)	(120,398,781)
Netherlands Investable Market	164,106	(35,489,370)	(32,534,940)	(3,384,079)	(71,244,283)
Spain	2,782,477	(34,913,308)	(97,369,673)	(15,124,239)	(144,624,743)
Sweden	—	(32,845,764)	(56,920,074)	(2,723,361)	(92,489,199)
Switzerland	—	(36,182,064)	(11,086,060)	(4,797,111)	(52,065,235)
United Kingdom	9,567,268	(78,815,341)	(157,027,322)	(25,333,230)	(251,608,625)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains/losses on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending August 31, 2013.

NOTES TO FINANCIAL STATEMENTS	99

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Austria Investable Market	$3,424,334	$—	$—	$9,795,917	$2,587,916	$7,102,366	$16,657,011	$13,826,937	$53,394,481
Belgium Investable Market	3,414,294	33,969	—	—	1,698,444	5,953,120	10,826,174	19,023,517	40,949,518
Emerging Markets Eastern Europe	243,179	—	—	—	—	—	—	204,914	448,093
EMU	16,675,236	1,873,963	—	—	—	26,644,200	68,035,542	30,230,739	143,459,680
France	436,330	—	—	158,472	335,795	3,408,374	7,008,530	2,858,814	14,206,315
Germany	9,227,956	2,241,687	—	4,227,713	3,394,735	27,790,050	28,490,949	32,215,954	107,589,044
Italy	3,331,166	527,327	—	—	472,268	2,743,650	18,169,627	9,459,662	34,703,700
Netherlands Investable Market	3,096,503	129,137	403,525	260,715	1,195,162	5,819,153	22,256,170	2,329,005	35,489,370
Spain	5,225,806	—	—	—	—	5,946,927	15,120,672	8,619,903	34,913,308
Sweden	5,222,903	—	107,613	—	100,015	13,686,746	8,483,510	5,244,977	32,845,764
Switzerland	3,464,888	354,252	—	—	—	2,837,786	22,569,380	6,955,758	36,182,064
United Kingdom	7,758,079	1,517,783	7,063,063	—	261,754	16,140,312	23,559,917	22,514,433	78,815,341

[a]	Must be utililized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Austria Investable Market	$110,626,278	$691,444	$(58,007,641)	$(57,316,197)
Belgium Investable Market	42,551,025	1,848,689	(18,795,940)	(16,947,251)
Emerging Markets Eastern Europe	28,560,936	97,415	(8,129,687)	(8,032,272)
EMU	1,220,942,350	15,670,840	(436,110,501)	(420,439,661)
France	523,071,708	2,941,829	(124,676,693)	(121,734,864)
Germany	3,404,027,975	52,968,685	(674,208,220)	(621,239,535)
Italy	279,670,644	519,176	(80,593,595)	(80,074,419)
Netherlands Investable Market	110,891,277	2,226,858	(34,765,219)	(32,538,361)
Spain	304,950,216	2,956,815	(100,329,201)	(97,372,386)
Sweden	427,708,063	8,806,380	(65,730,669)	(56,924,289)
Switzerland	560,804,945	51,338,806	(62,438,393)	(11,099,587)
United Kingdom	1,504,305,460	100,407,618	(257,579,116)	(157,171,498)

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the values of futures contracts held as of August 31, 2012 and the related locations in the Statements of Assets and Liabilities, presented by risk exposure category:

Assets
	iShares MSCI Germany Index Fund	iShares MSCI United Kingdom Index Fund
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$1,632,458	$33,022

[a]	Represents cumulative appreciation of futures contracts as reported in the Schedules of Investments.

NOTES TO FINANCIAL STATEMENTS	101

Notes to Financial Statements (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended August 31, 2012 and the related locations in the Statements of Operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Germany Index Fund	iShares MSCI United Kingdom Index Fund
Equity contracts:
Futures contracts	$23,600	$(128,697)

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Germany Index Fund	iShares MSCI United Kingdom Index Fund
Equity contracts:
Futures contracts	$1,632,458	$33,022

The following table shows the average quarter-end balances of open futures contracts for the year ended August 31, 2012:

	iShares MSCI Germany Index Fund	iShares MSCI United Kingdom Index Fund
Average number of contracts purchased	63	89
Average value of contracts purchased	$13,013,200	$7,879,728

8.	SUBSEQUENT EVENTS

On or about November 9, 2012, the investment objective of the iShares MSCI Belgium Investable Market Index Fund will change to track a new underlying index, the MSCI Belgium IMI 25/50 Index, which is designed to measure broad-based equity market performance in Belgium where a capping methodology is applied that limits the weight of any single component to a maximum of 25% of the index. In addition, the Fund will change its name to the iShares MSCI Belgium Capped Investable Market Index Fund.

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Austria Investable Market Index Fund, iShares MSCI Belgium Investable Market Index Fund, iShares MSCI Emerging Markets Eastern Europe Index Fund, iShares MSCI EMU Index Fund, iShares MSCI France Index Fund, iShares MSCI Germany Index Fund, iShares MSCI Italy Index Fund, iShares MSCI Netherlands Investable Market Index Fund, iShares MSCI Spain Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund and iShares MSCI United Kingdom Index Fund (the “Funds”), at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	103

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal year ended August 31, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Austria Investable Market	$2,047,136	$248,503
Belgium Investable Market	1,076,619	122,368
Emerging Markets Eastern Europe	1,360,995	199,049
EMU	32,548,010	4,184,317
France	11,669,353	1,733,748
Germany	99,832,349	13,186,028
Italy	5,967,943	862,996
Netherlands Investable Market	2,253,486	332,396
Spain	11,343,132	851,480
Sweden	13,446,352	2,015,790
Switzerland	19,130,976	2,452,125
United Kingdom	59,332,475	683,787

For corporate shareholders, 0.68% of the income dividends paid by the iShares MSCI Switzerland Index Fund during the fiscal year ended August 31, 2012 qualified for the dividends-received deduction.

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2012:

iShares MSCI Index Fund	Qualified Dividend Income
Austria Investable Market	$1,946,248
Belgium Investable Market	928,785
Emerging Markets Eastern Europe	1,198,746
EMU	30,299,317
France	10,583,512
Germany	88,022,504

iShares MSCI Index Fund	Qualified Dividend Income
Italy	$5,441,992
Netherlands Investable Market	2,212,668
Spain	10,968,665
Sweden	11,546,795
Switzerland	17,399,654
United Kingdom	50,406,420

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

104	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Directors, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	105

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares

106	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares MSCI EMU Index Fund, iShares MSCI Sweden Index Fund, iShares MSCI Switzerland Index Fund, and iShares MSCI United Kingdom Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	107

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

108	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Austria Investable Market	$0.37621	$—	$0.11710	$0.49331	76%	—%	24%	100%
Belgium Investable Market	0.67745	—	—	0.67745	100	—	—	100
Emerging Markets Eastern Europe	1.12532	—	—	1.12532	100	—	—	100
EMU	1.09783	—	—	1.09783	100	—	—	100
France	0.69160	—	—	0.69160	100	—	—	100
Italy	0.41782	—	—	0.41782	100	—	—	100
Netherlands Investable Market	0.52797	—	—	0.52797	100	—	—	100
Spain	2.79582	—	—	2.79582	100	—	—	100
Switzerland	0.65115	—	—	0.65115	100	—	—	100
United Kingdom	0.61883	—	—	0.61883	100	—	—	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	109

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Austria Investable Market Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	6	0.43%
Greater than 4.5% and Less than 5.0%	2	0.14
Greater than 4.0% and Less than 4.5%	1	0.07
Greater than 3.5% and Less than 4.0%	4	0.29
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	4	0.29
Greater than 2.0% and Less than 2.5%	14	1.01
Greater than 1.5% and Less than 2.0%	25	1.81
Greater than 1.0% and Less than 1.5%	81	5.85
Greater than 0.5% and Less than 1.0%	189	13.66
Between 0.5% and –0.5%	706	51.02
Less than –0.5% and Greater than –1.0%	159	11.49
Less than –1.0% and Greater than –1.5%	93	6.72
Less than –1.5% and Greater than –2.0%	47	3.40
Less than –2.0% and Greater than –2.5%	25	1.81
Less than –2.5% and Greater than –3.0%	9	0.65
Less than –3.0% and Greater than –3.5%	6	0.43
Less than –3.5% and Greater than –4.0%	3	0.22
Less than –4.0% and Greater than –4.5%	2	0.14
Less than –4.5%	6	0.43

	1,384	100.00%

110	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Belgium Investable Market Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	4	0.29%
Greater than 4.0% and Less than 4.5%	3	0.22
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	4	0.29
Greater than 2.5% and Less than 3.0%	6	0.43
Greater than 2.0% and Less than 2.5%	10	0.72
Greater than 1.5% and Less than 2.0%	31	2.24
Greater than 1.0% and Less than 1.5%	69	4.99
Greater than 0.5% and Less than 1.0%	181	13.08
Between 0.5% and –0.5%	768	55.49
Less than –0.5% and Greater than –1.0%	168	12.14
Less than –1.0% and Greater than –1.5%	81	5.85
Less than –1.5% and Greater than –2.0%	30	2.17
Less than –2.0% and Greater than –2.5%	10	0.72
Less than –2.5% and Greater than –3.0%	6	0.43
Less than –3.0% and Greater than –3.5%	4	0.29
Less than –3.5% and Greater than –4.0%	3	0.22
Less than –4.0%	5	0.36

	1,384	100.00%

SUPPLEMENTAL INFORMATION	111

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Emerging Market Eastern Europe Index Fund

Period Covered: October 1, 2009 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	0.29%
Greater than 2.5% and Less than 3.0%	3	0.43
Greater than 2.0% and Less than 2.5%	4	0.58
Greater than 1.5% and Less than 2.0%	22	3.17
Greater than 1.0% and Less than 1.5%	45	6.49
Greater than 0.5% and Less than 1.0%	158	22.80
Between 0.5% and –0.5%	316	45.61
Less than –0.5% and Greater than –1.0%	60	8.66
Less than –1.0% and Greater than –1.5%	42	6.06
Less than –1.5% and Greater than –2.0%	23	3.32
Less than –2.0% and Greater than –2.5%	8	1.15
Less than –2.5% and Greater than –3.0%	3	0.43
Less than –3.0% and Greater than –3.5%	5	0.72
Less than –3.5% and Greater than –4.0%	2	0.29

	693	100.00%

iShares MSCI EMU Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	13	0.94%
Greater than 3.0% and Less than 3.5%	5	0.36
Greater than 2.5% and Less than 3.0%	4	0.29
Greater than 2.0% and Less than 2.5%	12	0.87
Greater than 1.5% and Less than 2.0%	32	2.31
Greater than 1.0% and Less than 1.5%	73	5.27
Greater than 0.5% and Less than 1.0%	195	14.09
Between 0.5% and –0.5%	764	55.20
Less than –0.5% and Greater than –1.0%	158	11.42
Less than –1.0% and Greater than –1.5%	68	4.92
Less than –1.5% and Greater than –2.0%	32	2.31
Less than –2.0% and Greater than –2.5%	10	0.72
Less than –2.5% and Greater than –3.0%	8	0.58
Less than –3.0% and Greater than –3.5%	4	0.29
Less than –3.5% and Greater than –4.0%	1	0.07
Less than –4.0% and Greater than –4.5%	3	0.22
Less than –4.5% and Greater than –5.0%	1	0.07
Less than –5.0%	1	0.07

	1,384	100.00%

112	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI France Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	5	0.36%
Greater than 4.5% and Less than 5.0%	1	0.07
Greater than 4.0% and Less than 4.5%	4	0.29
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	6	0.43
Greater than 2.0% and Less than 2.5%	10	0.72
Greater than 1.5% and Less than 2.0%	31	2.24
Greater than 1.0% and Less than 1.5%	81	5.85
Greater than 0.5% and Less than 1.0%	212	15.33
Between 0.5% and –0.5%	747	53.98
Less than –0.5% and Greater than –1.0%	153	11.06
Less than –1.0% and Greater than –1.5%	68	4.92
Less than –1.5% and Greater than –2.0%	33	2.39
Less than –2.0% and Greater than –2.5%	11	0.79
Less than –2.5% and Greater than –3.0%	10	0.72
Less than –3.0% and Greater than –3.5%	1	0.07
Less than –3.5% and Greater than –4.0%	3	0.22
Less than –4.0% and Greater than –4.5%	2	0.14
Less than –4.5% and Greater than –5.0%	2	0.14
Less than –5.0% and Greater than –5.5%	1	0.07

	1,384	100.00%

SUPPLEMENTAL INFORMATION	113

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Germany Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	5	0.36%
Greater than 4.5% and Less than 5.0%	2	0.14
Greater than 4.0% and Less than 4.5%	1	0.07
Greater than 3.5% and Less than 4.0%	2	0.14
Greater than 3.0% and Less than 3.5%	3	0.22
Greater than 2.5% and Less than 3.0%	4	0.29
Greater than 2.0% and Less than 2.5%	15	1.08
Greater than 1.5% and Less than 2.0%	22	1.59
Greater than 1.0% and Less than 1.5%	71	5.13
Greater than 0.5% and Less than 1.0%	199	14.39
Between 0.5% and –0.5%	808	58.39
Less than –0.5% and Greater than –1.0%	139	10.05
Less than –1.0% and Greater than –1.5%	67	4.84
Less than –1.5% and Greater than –2.0%	21	1.52
Less than –2.0% and Greater than –2.5%	11	0.79
Less than –2.5% and Greater than –3.0%	5	0.36
Less than –3.0% and Greater than –3.5%	3	0.22
Less than –3.5% and Greater than –4.0%	2	0.14
Less than –4.0% and Greater than –4.5%	2	0.14
Less than –4.5% and Greater than –5.0%	2	0.14

	1,384	100.00%

114	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Italy Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	3	0.22%
Greater than 5.0% and Less than 5.5%	1	0.07
Greater than 4.5% and Less than 5.0%	3	0.22
Greater than 4.0% and Less than 4.5%	2	0.14
Greater than 3.5% and Less than 4.0%	3	0.22
Greater than 3.0% and Less than 3.5%	5	0.36
Greater than 2.5% and Less than 3.0%	6	0.43
Greater than 2.0% and Less than 2.5%	13	0.94
Greater than 1.5% and Less than 2.0%	33	2.39
Greater than 1.0% and Less than 1.5%	97	7.01
Greater than 0.5% and Less than 1.0%	195	14.09
Between 0.5% and –0.5%	720	52.03
Less than –0.5% and Greater than –1.0%	155	11.20
Less than –1.0% and Greater than –1.5%	81	5.85
Less than –1.5% and Greater than –2.0%	30	2.17
Less than –2.0% and Greater than –2.5%	15	1.08
Less than –2.5% and Greater than –3.0%	9	0.65
Less than –3.0% and Greater than –3.5%	6	0.43
Less than –3.5% and Greater than –4.0%	2	0.14
Less than –4.0% and Greater than –4.5%	4	0.29
Less than –4.5%	1	0.07

	1,384	100.00%

SUPPLEMENTAL INFORMATION	115

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Netherlands Investable Market Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	4	0.29%
Greater than 4.5% and Less than 5.0%	2	0.14
Greater than 4.0% and Less than 4.5%	1	0.07
Greater than 3.5% and Less than 4.0%	2	0.14
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	6	0.43
Greater than 2.0% and Less than 2.5%	13	0.94
Greater than 1.5% and Less than 2.0%	23	1.66
Greater than 1.0% and Less than 1.5%	72	5.20
Greater than 0.5% and Less than 1.0%	204	14.75
Between 0.5% and –0.5%	757	54.71
Less than –0.5% and Greater than –1.0%	162	11.71
Less than –1.0% and Greater than –1.5%	81	5.85
Less than –1.5% and Greater than –2.0%	25	1.81
Less than –2.0% and Greater than –2.5%	10	0.72
Less than –2.5% and Greater than –3.0%	8	0.58
Less than –3.0% and Greater than –3.5%	6	0.43
Less than –3.5% and Greater than –4.0%	1	0.07
Less than –4.0% and Greater than –4.5%	2	0.14
Less than –4.5%	3	0.22

	1,384	100.00%

116	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Spain Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	11	0.79%
Greater than 3.0% and Less than 3.5%	4	0.29
Greater than 2.5% and Less than 3.0%	4	0.29
Greater than 2.0% and Less than 2.5%	20	1.45
Greater than 1.5% and Less than 2.0%	34	2.46
Greater than 1.0% and Less than 1.5%	84	6.07
Greater than 0.5% and Less than 1.0%	186	13.44
Between 0.5% and –0.5%	722	52.17
Less than –0.5% and Greater than –1.0%	163	11.78
Less than –1.0% and Greater than –1.5%	87	6.29
Less than –1.5% and Greater than –2.0%	35	2.53
Less than –2.0% and Greater than –2.5%	14	1.01
Less than –2.5% and Greater than –3.0%	11	0.79
Less than –3.0% and Greater than –3.5%	2	0.14
Less than –3.5% and Greater than –4.0%	3	0.22
Less than –4.0% and Greater than –4.5%	1	0.07
Less than –4.5% and Greater than –5.0%	2	0.14
Less than –5.0%	1	0.07

	1,384	100.00%

SUPPLEMENTAL INFORMATION	117

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Sweden Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	3	0.22%
Greater than 5.5% and Less than 6.0%	2	0.14
Greater than 5.0% and Less than 5.5%	3	0.22
Greater than 4.5% and Less than 5.0%	1	0.07
Greater than 4.0% and Less than 4.5%	2	0.14
Greater than 3.5% and Less than 4.0%	3	0.22
Greater than 3.0% and Less than 3.5%	6	0.43
Greater than 2.5% and Less than 3.0%	9	0.65
Greater than 2.0% and Less than 2.5%	14	1.01
Greater than 1.5% and Less than 2.0%	43	3.11
Greater than 1.0% and Less than 1.5%	90	6.50
Greater than 0.5% and Less than 1.0%	215	15.53
Between 0.5% and –0.5%	645	46.61
Less than –0.5% and Greater than –1.0%	163	11.78
Less than –1.0% and Greater than –1.5%	87	6.29
Less than –1.5% and Greater than –2.0%	47	3.40
Less than –2.0% and Greater than –2.5%	18	1.30
Less than –2.5% and Greater than –3.0%	13	0.94
Less than –3.0% and Greater than –3.5%	6	0.43
Less than –3.5% and Greater than –4.0%	4	0.29
Less than –4.0% and Greater than –4.5%	3	0.22
Less than –4.5% and Greater than –5.0%	3	0.22
Less than –5.0% and Greater than –5.5%	2	0.14
Less than –5.5% and Greater than –6.0%	1	0.07
Less than –6.0%	1	0.07

	1,384	100.00%

118	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Switzerland Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	7	0.51%
Greater than 3.5% and Less than 4.0%	3	0.22
Greater than 3.0% and Less than 3.5%	5	0.36
Greater than 2.5% and Less than 3.0%	1	0.07
Greater than 2.0% and Less than 2.5%	5	0.36
Greater than 1.5% and Less than 2.0%	24	1.73
Greater than 1.0% and Less than 1.5%	58	4.19
Greater than 0.5% and Less than 1.0%	219	15.83
Between 0.5% and –0.5%	830	59.97
Less than –0.5% and Greater than –1.0%	126	9.10
Less than –1.0% and Greater than –1.5%	65	4.70
Less than –1.5% and Greater than –2.0%	16	1.16
Less than –2.0% and Greater than –2.5%	15	1.08
Less than –2.5% and Greater than –3.0%	4	0.29
Less than –3.0%	6	0.43

	1,384	100.00%

SUPPLEMENTAL INFORMATION	119

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI United Kingdom Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	5	0.36%
Greater than 4.0% and Less than 4.5%	5	0.36
Greater than 3.5% and Less than 4.0%	4	0.29
Greater than 3.0% and Less than 3.5%	1	0.07
Greater than 2.5% and Less than 3.0%	7	0.51
Greater than 2.0% and Less than 2.5%	15	1.08
Greater than 1.5% and Less than 2.0%	45	3.25
Greater than 1.0% and Less than 1.5%	144	10.40
Greater than 0.5% and Less than 1.0%	354	25.58
Between 0.5% and –0.5%	612	44.22
Less than –0.5% and Greater than –1.0%	103	7.45
Less than –1.0% and Greater than –1.5%	43	3.11
Less than –1.5% and Greater than –2.0%	21	1.52
Less than –2.0% and Greater than –2.5%	7	0.51
Less than –2.5% and Greater than –3.0%	7	0.51
Less than –3.0% and Greater than –3.5%	5	0.36
Less than –3.5% and Greater than –4.0%	2	0.14
Less than –4.0% and Greater than –4.5%	1	0.07
Less than –4.5% and Greater than –5.0%	2	0.14
Less than –5.0%	1	0.07

	1,384	100.00%

120	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director of iShares, Inc. also serves as a Trustee of iShares Trust, a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Director and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Trustee of iShares Trust (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Director (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

DIRECTOR AND OFFICER INFORMATION	121

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Director (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Trustee of iShares Trust (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Director (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the

Investment Committee, Archdiocese

of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Director (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Director (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

122	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (51)	Director (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Director (since 2002).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Trustee of iShares Trust (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Director (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

DIRECTOR AND OFFICER INFORMATION	123

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

124	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	125

Notes:

126	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-82-0812

August 31, 2012

2012 Annual Report

iShares, Inc.

iShares MSCI Australia Index Fund  |  EWA  |  NYSE Arca

iShares MSCI Hong Kong Index Fund  |  EWH  |  NYSE Arca

iShares MSCI Japan Small Cap Index Fund  |  SCJ  |  NYSE Arca

iShares MSCI Malaysia Index Fund  |  EWM  |  NYSE Arca

iShares MSCI Pacific ex-Japan Index Fund  |  EPP  |  NYSE Arca

iShares MSCI Singapore Index Fund  |  EWS  |  NYSE Arca

iShares MSCI South Korea Index Fund  |  EWY  |  NYSE Arca

iShares MSCI Taiwan Index Fund  |  EWT  |  NYSE Arca

iShares MSCI Thailand Investable Market Index Fund  |  THD  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI AUSTRALIA INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.84%	1.56%	2.15%	1.63%	1.49%	1.69%	14.35%	14.37%	14.15%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.84%	1.56%	2.15%	8.44%	7.69%	8.75%	282.33%	282.84%	275.75%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	47.89%
Basic Materials	19.40
Consumer Non-Cyclical	11.48
Consumer Cyclical	5.65
Industrial	4.82
Energy	4.56
Utilities	2.61
Communications	2.02
Technology	0.42
Short-Term and Other Net Assets	1.15

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

BHP Billiton Ltd.	11.69%
Commonwealth Bank of Australia	9.94
Westpac Banking Corp.	8.63
Australia and New Zealand Banking Group Ltd.	7.58
National Australia Bank Ltd.	6.44
Woolworths Ltd.	4.15
Wesfarmers Ltd.	3.96
CSL Ltd.	2.58
Woodside Petroleum Ltd.	2.57
Rio Tinto Ltd.	2.45

TOTAL	59.99%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Australia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Australia IndexSM (the “Index”). The Index consists of stocks traded primarily on the Australian Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 1.84%, net of fees, while the total return for the Index was 2.15%.

The Australian equity market, as represented by the Index, delivered positive returns for the reporting period, despite slow global economic conditions. Because of Australia’s abundant natural resources, including coal, iron ore, copper, gold, and natural gas, its economy relies heavily on mining and exports of natural resources. During much of the reporting period, the Australian economy continued to benefit from a boom in its mining sector: gross domestic product (GDP) growth was solid, expanding 3.7% in the second quarter of 2012 versus a year earlier. Unemployment levels remained just above 5%, and exports, which reached an all-time high in August 2011, remained at healthy levels.

However, economic slowdown in China — Australia’s largest commodity export market — as well as the ongoing sovereign debt crisis in Europe and lower commodity prices sparked concerns about the impact on Australia’s mining industry in particular, as well as its overall economy. In an effort to support its domestic economy and spur domestic consumption, the Reserve Bank of Australia lowered interest rates in May and June 2012 a cumulative 0.75%, reducing its target rate to 3.50%. Household consumption as well as housing prices climbed during the remainder of the reporting period, although consumer sentiment declined modestly. In the final months of the reporting period, though, prices for iron ore and other commodities dropped sharply, and the robust levels of investment spending within the mining industry contracted.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

Sector performance was varied during the reporting period. The financials sector, which comprised 45% of the Index on average, posted solid results and was the strongest contributor to Index gains. The traditionally economically defensive consumer staples and health care sectors also contributed positively to Index performance. The materials sector, which experienced a sharp decline in commodity prices late in the reporting period, declined. Because it represented approximately 26% of the Index throughout the reporting period, the materials sector detracted meaningfully from Index returns. The energy sector also lost ground as oil and natural gas prices fell during the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI HONG KONG INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.33)%	(0.43)%	(0.01)%	1.83%	1.74%	2.36%	10.77%	10.94%	11.47%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.33)%	(0.43)%	(0.01)%	9.48%	9.00%	12.39%	178.17%	182.33%	196.28%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	55.58%
Consumer Cyclical	12.93
Utilities	12.91
Diversified	12.82
Industrial	3.07
Consumer Non-Cyclical	0.84
Communications	0.77
Technology	0.70
Short-Term and Other Net Assets	0.38

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

AIA Group Ltd.	11.69%
Sun Hung Kai Properties Ltd.	6.68
Cheung Kong (Holdings) Ltd.	6.42
Hutchison Whampoa Ltd.	6.20
CLP Holdings Ltd.	5.00
Hong Kong Exchanges and Clearing Ltd.	4.60
Hong Kong and China Gas Co. Ltd. (The)	4.08
BOC Hong Kong (Holdings) Ltd.	3.86
Power Assets Holdings Ltd.	3.83
Hang Seng Bank Ltd.	3.59

TOTAL	55.95%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Hong Kong Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Hong Kong IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stock Exchange of Hong Kong Limited. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (0.33)%, net of fees, while the total return for the Index was (0.01)%.

The Hong Kong equity market, as represented by the Index, declined slightly for the reporting period, lagging the performance of the broader international market. The country’s gross domestic product (“GDP”) growth slowed during the reporting period as the sovereign debt crisis in Europe and slower economic growth in China trimmed Hong Kong’s export demand. After reaching an all-time high in August 2011, export levels fell modestly throughout the reporting period. For the first and second quarters of 2012, annual GDP growth registered 0.4% and 1.1%, respectively. Retail sales also slowed: in July 2012, annual retail sales growth sank to 1.3%, its slowest pace since 2009 and far below its historic average (from 2005 until 2012) of 12%.

Inflation, which had emerged as a new threat for the Hong Kong economy in the previous reporting period, fell throughout the reporting period, dipping to 1.60% in July 2012. Partially driving this decline was a slowdown in Hong Kong’s real estate market, which had soared in recent years as low interest rates and a surge of buyers from mainland China had driven up prices. In June 2012, real estate transactions dropped by 30%, reflecting lower demand from mainland China and a slowdown in new projects by developers. Food price inflation also was tempered. Although food prices continued to climb, they did so at a more moderate pace. Unemployment levels dropped, reaching 3.2% in the final months of the reporting period.

Sector performance was mixed during the reporting period. The financials sector, the largest sector at 60% of the Index on average, registered a slight gain and was the largest single sector contributor to Index gains. The utilities and industrials sectors also achieved positive returns and contributed slightly to Index performance. The traditionally economically sensitive consumer discretionary sector declined and detracted from Index results. The information technology sector also declined, but at approximately 1% of the Index, its impact on Index performance was negligible.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.18)%	(5.57)%	(5.09)%	(0.84)%	(0.77)%	(0.57)%	(3.87)%	(3.55)%	(2.63)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (12/20/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (12/21/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Industrial	24.25%
Consumer Cyclical	24.02
Financial	18.15
Consumer Non-Cyclical	15.11
Basic Materials	9.56
Communications	4.33
Technology	3.70
Utilities	0.23
Energy	0.15
Diversified	0.07
Short-Term and Other Net Assets	0.43

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

United Urban Investment Corp.	0.63%
Advance Residence Investment Corp.	0.56
Anritsu Corp.	0.56
Sawai Pharmaceutical Co. Ltd.	0.55
Misumi Group Inc.	0.52
Yokohama Rubber Co. Ltd. (The)	0.52
Don Quijote Co. Ltd.	0.51
Nippon Kayaku Co. Ltd.	0.48
Kagome Co. Ltd.	0.48
Ebara Corp.	0.47

TOTAL	5.28%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Japan Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Japan Small Cap IndexSM (the “Index”). The Index targets 40% of the eligible small-cap universe within each industry group in the MSCI Japan Index, which consists of stocks traded primarily on the Tokyo Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (5.18)%, net of fees, while the total return for the Index was (5.09)%.

Japanese small cap equities, as represented by the Index, declined during the reporting period, as the country continued to recover from the effects of the earthquake and tsunami that struck in March 2011, while grappling with a sluggish global economic environment.

Investment related to reconstruction spending in the country’s disaster-struck regions largely drove economic recovery for much of the reporting period. For the first quarter of 2012, annual gross domestic product (“GDP”) expanded 4.7%, surpassing estimates of 3.5% and exceeding economic growth rates in the U.S. and Europe. In the final months of the period, though, reconstruction spending slowed, and economic recovery stalled in Japan. Tepid economic growth in Europe and the U.S. translated into slow demand for exports from Japan. In July 2012, export levels, which have historically been the main driver of Japan’s economic growth, experienced their sharpest annual decline in six months. For the second quarter of 2012, annual GDP growth dropped to a slight 0.7%. Government debt at the end of the reporting period represented 211% of GDP, the largest ratio of government debt to GDP for all industrial countries and above the levels for the troubled eurozone countries of Spain and Greece.

Sector performance within the Index was mixed for the reporting period. The economically sensitive materials and industrials sectors detracted the most from Index returns. The information technology sector was also a significant detractor from Index returns, as was the consumer discretionary sector. The utilities sector also detracted from results, due largely to the destruction caused by the nuclear disaster following the March 2011 earthquake and tsunami. However, at less than 1% of the Index, the impact to Index performance was negligible. On the positive side, the health care sector and the traditionally economically defensive consumer staples sector were the only two sectors to contribute gains to Index performance for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MSCI MALAYSIA INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.61%	6.43%	9.24%	9.61%	9.23%	10.13%	13.16%	13.23%	13.90%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
8.61%	6.43%	9.24%	58.18%	55.48%	62.01%	244.40%	246.40%	267.55%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/12

Sector*	Percentage of Net Assets

Financial	29.38%
Consumer Non-Cyclical	13.79
Communications	13.05
Diversified	11.07
Consumer Cyclical	11.01
Utilities	8.45
Industrial	5.26
Basic Materials	4.50
Energy	3.27
Short-Term and Other Net Assets	0.22

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/12

Security	Percentage of Net Assets

CIMB Group Holdings Bhd	9.34%
Malayan Banking Bhd	7.80
Sime Darby Bhd	6.58
Tenaga Nasional Bhd	4.64
Genting Bhd	4.58
Petronas Chemicals Group Bhd	4.50
IOI Corp. Bhd	4.10
Maxis Communications Bhd	3.93
Axiata Group Bhd	3.79
Public Bank Bhd Foreign	3.77

TOTAL	53.03%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Malaysia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Malaysia IndexSM (the “Index”). The Index consists of stocks traded primarily on the Kuala Lumpur Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 8.61%, net of fees, while the total return for the Index was 9.24%.

The Malaysian equity market, as represented by the Index, delivered positive results for the reporting period, and outpaced the performance of the broader international market. As a key exporter, Malaysia has historically been somewhat reliant on its trading partners for its economic growth. However, in recent years, the government has taken steps to build domestic demand in order to reduce the country’s vulnerability to the economic well-being of its trading partners.

In a reporting period marked by tepid global economic growth and a sovereign debt crisis in Europe, the effect of those government efforts was evident. Although the country’s export levels declined, the weakness was offset by solid domestic demand and government spending. Private consumption climbed 8.8% in the second quarter of 2012 compared with a year earlier, and public consumption rose 9.4%. As a result, economic growth was solid, as measured by an annual gross domestic product (GDP) growth rate of 5.4% for the second quarter of 2012. Unemployment remained low, declining to 2.8% in June 2012. Inflation, which had peaked in 2008 at over 8%, was relatively benign throughout the reporting period and was recorded at 1.40% in July 2012.

Sector performance was largely positive during the reporting period. The telecommunications sector logged robust gains and was the largest sector contributor to Index performance. The utilities sector also experienced solid absolute returns and added significantly to Index results. The financials sector, the largest sector at 31% of the Index on average, registered gains and contributed meaningfully to Index performance, as did the consumer staples sector. The economically sensitive industrials sector, which accounted for 16% of the Index on average, lost ground during the reporting period and detracted from Index results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.82%	1.61%	2.12%	2.00%	1.88%	2.13%	13.48%	13.34%	13.51%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
1.82%	1.61%	2.12%	10.41%	9.74%	11.13%	254.31%	249.84%	255.01%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	49.22%
Basic Materials	12.45
Consumer Non-Cyclical	8.33
Consumer Cyclical	8.01
Industrial	5.63
Utilities	4.50
Diversified	3.88
Communications	3.76
Energy	2.93
Technology	0.43
Short-Term and Other Net Assets	0.86

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	7.51%
Commonwealth Bank of Australia (Australia)	6.38
Westpac Banking Corp. (Australia)	5.54
Australia and New Zealand Banking Group Ltd. (Australia)	4.87
National Australia Bank Ltd. (Australia)	4.13
Woolworths Ltd. (Australia)	2.67
Wesfarmers Ltd. (Australia)	2.54
AIA Group Ltd. (Hong Kong)	2.49
CSL Ltd. (Australia)	1.66
Woodside Petroleum Ltd. (Australia)	1.66

TOTAL	39.45%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Pacific ex-Japan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Pacific ex-Japan IndexSM (the “Index”). The Index consists of stocks from Australia, Hong Kong, New Zealand and Singapore. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 1.82%, net of fees, while the total return for the Index was 2.12%.

At the end of the reporting period, the majority of the Fund was invested in three countries: Australia, Hong Kong, and Singapore. The three markets delivered mixed results for the reporting period, but generally outpaced the broader international markets.

The Australian equity market delivered positive returns for the reporting period. Australia’s economy relies heavily on mining and exports. During much of the period, the economy continued to benefit from a boom in its mining sector: gross domestic product (“GDP”) growth was solid, expanding 3.7% in the second quarter of 2012 versus a year earlier. However, global macroeconomic conditions led to worries about future growth. In response, the Reserve Bank of Australia lowered interest rates a cumulative 0.75%, reducing its target rate to 3.50%. Household consumption climbed during the remainder of the reporting period. In the final months of the reporting period, though, commodities prices dropped sharply, and investment spending within the mining industry contracted.

The Hong Kong equity market declined slightly during the reporting period. The country’s GDP growth slowed as the sovereign debt crisis in Europe and weaker economic growth in China trimmed Hong Kong’s export demand. After reaching an all-time high in August 2011, export levels fell modestly throughout the reporting period. For the first and second quarters of 2012, annual GDP growth registered 0.4% and 1.1%, respectively. Hong Kong’s real estate market, which had soared in recent years, began to soften. In June 2012, real estate transactions in Hong Kong dropped by 30%, reflecting lower demand from mainland China and a slowdown in new projects by developers.

The Singapore equity market gained during the reporting period. As an exporter of consumer electronics, information technology products, and pharmaceuticals, Singapore is dependent on the economic strength of its trading partners. Economic growth, as measured by GDP,

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

cooled during the period, slowing to a 2.00% annual pace in the second quarter of 2012. To reduce the economy’s dependence on export trade, the Singaporean government pursued measures to boost tourism and financial services. Tourism levels remained fairly resilient during the reporting period, but other areas of Singapore’s economy softened. Retail sales fell 1% in July 2012 compared with a year earlier. Industrial production grew by only 1.90% in July 2012, compared with a historical average (from 2000 until 2012) of 6.85%.

Six out of the ten major industry sectors within the Index delivered positive results during the reporting period. The financials sector, the largest sector at 48% of the Index on average, registered solid gains and was the largest single sector contributor to Index gains. The health care, telecommunication services, and consumer staples sectors also added positively to Index returns. The materials sector, which accounted for approximately 17% of the Index over the reporting period, declined as commodity prices fell, detracting significantly from Index returns.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SINGAPORE INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.67%	5.06%	5.15%	4.00%	4.03%	4.09%	14.02%	13.96%	13.93%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
4.67%	5.06%	5.15%	21.65%	21.82%	22.19%	271.30%	269.27%	268.54%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	47.90%
Communications	14.83
Industrial	11.15
Consumer Cyclical	10.98
Diversified	8.76
Consumer Non-Cyclical	5.74
Short-Term and Other Net Assets	0.64

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Singapore Telecommunications Ltd.	11.21%
DBS Group Holdings Ltd.	10.61
United Overseas Bank Ltd.	10.03
Oversea-Chinese Banking Corp. Ltd.	9.67
Keppel Corp. Ltd.	6.85
Genting Singapore PLC	3.43
CapitaLand Ltd.	3.13
Fraser and Neave Ltd.	3.01
Jardine Cycle & Carriage Ltd.	2.83
Singapore Press Holdings Ltd.	2.74

TOTAL	63.51%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Singapore Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Singapore IndexSM (the “Index”). The Index consists of stocks traded primarily on the Singapore Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 4.67%, net of fees, while the total return for the Index was 5.15%.

The Singapore equity market, as represented by the Index, delivered positive results for the reporting period, and outpaced the performance of the broader international market. As an exporter of consumer electronics, information technology products, and pharmaceuticals, Singapore is heavily dependent on the economic strength of its trading partners for its economic health. During the course of the reporting period, economic growth cooled in Singapore as the sovereign debt crisis in Europe and economic sluggishness in the United States translated into reduced demand for exports from Singapore.

Economic growth, as measured by gross domestic product (GDP), slowed to a 2.00% annual pace in the second quarter of 2012. In an effort to reduce the economy’s dependence on export trade, the Singaporean government pursued measures to boost tourism and financial services. Tourism levels remained fairly resilient during the reporting period, but other areas of Singapore’s economy softened. Retail sales fell 1.00% in July 2012 compared with a year earlier. Industrial production grew by only 1.90% in July 2012, compared with a historical average (from 2000 until 2012) of 6.85%.

The Singapore dollar had climbed to unprecedented highs in the previous reporting period after the central bank indicated that it would allow additional appreciation of the currency to rein in inflation. During the reporting period, inflation moderated, dropping from 5.7% in August 2011 to 4.0% in July 2012, and the currency weakened.

Sector performance was mixed during the reporting period. The financials sector, the largest sector at 46% of the Index on average, registered gains and was the largest single sector contributor to Index gains. The industrials sector, which accounted for 25% of the Index on average, also contributed significantly to Index returns. The consumer staples sector was the most significant detractor from performance for the reporting period.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI SOUTH KOREA INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.62)%	0.08%	(0.29)%	(1.48)%	(1.54)%	(1.08)%	11.09%	11.36%	12.16%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(0.62)%	0.08%	(0.29)%	(7.16)%	(7.45)%	(5.29)%	186.20%	193.27%	214.95%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Technology	26.72%
Consumer Cyclical	21.38
Industrial	13.58
Financial	13.20
Basic Materials	9.71
Consumer Non-Cyclical	5.60
Communications	4.13
Energy	3.78
Utilities	1.30
Diversified	0.47
Short-Term and Other Net Assets	0.13

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd.	22.17%
Hyundai Motor Co.	6.24
POSCO	4.06
Hyundai Mobis Co. Ltd.	3.54
Kia Motors Corp.	3.33
Shinhan Financial Group Co. Ltd.	2.51
LG Chem Ltd.	2.36
KB Financial Group Inc.	2.26
SK Hynix Inc.	1.97
NHN Corp.	1.83

TOTAL	50.27%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI South Korea Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Korea IndexSM (the “Index”). The Index consists of stocks traded primarily on the Stock Market Division of the Korean Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (0.62)%, net of fees, while the total return for the Index was (0.29)%.

The South Korean equity market, as represented by the Index, delivered slightly negative results for the reporting period. Due to the country’s dependence on manufacturing exports for its economic livelihood, South Korean equities are typically considered a leading indicator of global economic conditions. During the reporting period, South Korean exports began to soften, as the sovereign debt crisis in Europe and tepid economic conditions in the U.S. reduced demand for exports from South Korea.

Economic growth, as measured by annual gross domestic product (GDP) growth slowed to 2.30% in the second quarter of 2012 as industrial output cooled, dipping to 1.6% in June 2012. Accordingly, consumer confidence levels declined in the final months of the reporting period, falling from 105 in May 2012 to 99 in August 2012 (a consumer confidence level of 100 is considered neutral; levels below 100 are pessimistic, and levels above 100 are optimistic). In response to the slowing conditions, South Korea’s central bank cut short-term interest rates to 3.0% in July 2012, for the first time in three years, in an effort to boost liquidity in the financial system and help the country to regain economic momentum.

Sector performance within the Index was mostly negative during the reporting period. Reflecting reduced demand and a sharp decline in commodity prices during the reporting period, the materials sector declined and detracted significantly from Index returns. Industrials and financials also detracted meaningfully from Index performance, as did the economically sensitive consumer discretionary sector. Energy stocks declined as a group, as oil and natural gas prices reversed course during the reporting period. On the positive side, the information technology sector, which accounted for 31% of the Index on average, delivered strong absolute gains and contributed substantially to Index results. Utilities advanced, but at only 1% of the Index, the impact to Index performance was modest.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI TAIWAN INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.80)%	(4.13)%	(4.46)%	(1.09)%	(1.07)%	(0.59)%	5.98%	6.74%	6.73%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(4.80)%	(4.13)%	(4.46)%	(5.33)%	(5.24)%	(2.93)%	78.78%	91.97%	91.82%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. As the Fund has a NAV which is determined prior to the opening of the regular trading day on the primary stock exchange on which it is listed, the market return is calculated using the midpoint of the bid/ask spread as of the opening of regular trading on the exchange. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Technology	35.95%
Industrial	20.05
Financial	14.91
Basic Materials	11.59
Communications	7.26
Consumer Cyclical	6.31
Consumer Non-Cyclical	1.93
Energy	0.91
Short-Term and Other Net Assets	1.09

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Taiwan Semiconductor Manufacturing Co. Ltd.	18.13%
Hon Hai Precision Industry Co. Ltd.	7.54
MediaTek Inc.	3.24
Chunghwa Telecom Co. Ltd.	3.00
Formosa Plastics Corp.	2.79
China Steel Corp.	2.59
Nan Ya Plastics Corp.	2.31
Formosa Chemicals & Fibre Corp.	2.15
Cathay Financial Holding Co. Ltd.	1.79
ASUSTeK Computer Inc.	1.75

TOTAL	45.29%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Taiwan Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Taiwan IndexSM (the “Index”). The Index consists of stocks traded primarily on the Taiwan Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (4.80)%, net of fees, while the total return for the Index was (4.46)%.

The Taiwan market, as represented by the Index, delivered negative results for the reporting period, as it struggled with the effects of a weak global economic environment. A slowdown in China’s economy, the sovereign debt crisis in Europe, and tepid economic conditions in the U.S. all dragged down export demand from Taiwan, causing the country’s economy to slow and ultimately contract.

Economic activity, as measured by annual gross domestic product (GDP) growth, contracted 0.18% in the second quarter of 2012 as Taiwan’s statistics office cut its forecast for export growth from 2.69% to 0.07%. Within its export market, demand for communications equipment, optronics, and chemicals were hurt the most. Domestic demand, which had offset weak export demand in the previous reporting period, weakened during the reporting period, amid a decline in industrial production and modest rise in unemployment levels. Meanwhile, inflation levels climbed to 3.42% in August 2012 due to rising global food prices and severe weather conditions in the country. Taiwan’s central bank, which had cut interest rates for five consecutive quarters as the reporting period opened, left interest rates unchanged throughout the reporting period.

Sector performance within the Index was mixed during the reporting period. The financial sector, which accounted for 15% of the Index on average, was the largest sector detractor from Index performance. Materials stocks, which declined as commodity prices fell, also hurt Index returns meaningfully. Industrials stocks, which tend to be sensitive to the state of the economic environment, also declined. On the positive side, telecommunications services as a group contributed modestly to Index results. The information technology sector, the largest sector at 54% of the Index on average, registered only moderate gains for the reporting period.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
9.57%	9.71%	9.95%	11.20%	11.27%	11.72%	60.13%	60.56%	63.42%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/12

Sector*	Percentage of Net Assets

Financial	36.87%
Energy	19.62
Communications	10.16
Consumer Cyclical	8.17
Basic Materials	7.43
Consumer Non-Cyclical	5.81
Diversified	4.58
Industrial	3.37
Utilities	2.95
Technology	0.20
Short-Term and Other Net Assets	0.84

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/12

Security	Percentage of Net Assets

PTT PCL NVDR	9.48%
Siam Commercial Bank PCL NVDR	7.82
Kasikornbank PCL Foreign	6.84
Advanced Information Service PCL NVDR	6.49
PTT Exploration & Production PCL NVDR	5.82
Bangkok Bank PCL Foreign	5.50
CP All PCL NVDR	4.72
Kasikornbank PCL NVDR	3.79
Siam Cement PCL Foreign	3.77
PTT Global Chemical PCL NVDR	3.66

TOTAL	57.89%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Thailand Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Thailand Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure broad based equity market performance in Thailand. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 9.57%, net of fees, while the total return for the Index was 9.95%.

The Thailand equity market, as represented by the Index, delivered solid results for the reporting period, outpacing the performance of the broader international market. Thailand’s export-driven economy makes the country heavily reliant on the economic strength of its trading partners. During the reporting period, the sovereign debt crisis, slower economic conditions in China, and a tepid economic environment all translated into reduced demand for Thailand’s exports.

Helping to offset the decline in exports, private spending expanded. Both private consumption and investment grew, in part due to the Thai government’s stimulative measures and accommodative monetary policy. However, natural disaster brought further challenges to the Thai economy. In late 2011, severe flooding caused a number of industrial hubs to close and resulted in disruptions to manufacturing supply chains, particularly for the automobile and technology industries. In the final months of the reporting period, manufacturing levels began to recover, growing 2.7% in the second quarter of 2012 compared with a contraction of 4.3% in the first quarter of 2012, adding to overall gross domestic product (“GDP”) growth for the country. After contracting 8.9% on an annual basis in the fourth quarter of 2011 and gaining only 0.4% annually in the first quarter of 2012, economic activity as measured by GDP grew at an annual 4.2% rate in the second quarter of 2012.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

Seven of the ten major industry sectors within the Index delivered positive results during the reporting period. The financials sector, the largest sector at 33% of the Index on average, delivered gains and was the most significant contributor to Index returns. Telecommunications services experienced robust absolute returns and also added substantially to Index performance. Consumer staples and consumer discretionary were also meaningful contributors to Index results. On the negative side, both the energy and materials sectors declined as commodity prices fell. Because the energy sector accounted for 25% of the Index on average, it had a more significant impact on Index performance than did the materials sector, which represented approximately 12% of the Index throughout the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Australia
Actual	$1,000.00	$991.20	0.53%	$2.65
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Hong Kong
Actual	1,000.00	945.50	0.53	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Japan Small Cap
Actual	1,000.00	947.10	0.53	2.59
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Malaysia
Actual	1,000.00	993.60	0.53	2.66
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Pacific ex-Japan
Actual	$1,000.00	$986.20	0.50%	$2.50
Hypothetical (5% return before expenses)	1,000.00	1,022.60	0.50	2.54
Singapore
Actual	1,000.00	1,025.80	0.53	2.70
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
South Korea
Actual	1,000.00	931.40	0.62	3.01
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.62	3.15
Taiwan
Actual	1,000.00	914.90	0.62	2.98
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.62	3.15
Thailand Investable Market
Actual	1,000.00	990.80	0.62	3.10
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.62	3.15

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	27

Schedule of Investments

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.85%

AIRLINES — 0.15%
Qantas Airways Ltd.[a]	3,050,892	$3,625,885

		3,625,885
BANKS — 32.92%
Australia and New Zealand Banking Group Ltd.	7,370,857	189,064,109
Bendigo and Adelaide Bank Ltd.	1,091,051	8,546,801
Commonwealth Bank of Australia	4,379,661	247,761,954
National Australia Bank Ltd.	6,159,881	160,485,018
Westpac Banking Corp.	8,403,278	215,111,717

		820,969,599
BEVERAGES — 0.89%
Coca-Cola Amatil Ltd.	1,568,619	22,192,705

		22,192,705
BIOTECHNOLOGY — 2.58%
CSL Ltd.	1,403,922	64,462,719

		64,462,719
BUILDING MATERIALS — 0.71%
Boral Ltd.	2,071,238	7,384,795
James Hardie Industries SE	1,200,849	10,399,722

		17,784,517
CHEMICALS — 0.54%
Incitec Pivot Ltd.	4,483,596	13,483,691

		13,483,691
COAL — 0.17%
Whitehaven Coal Ltd.	1,256,814	4,247,253

		4,247,253
COMMERCIAL SERVICES — 2.11%
Brambles Ltd.	4,278,924	30,114,178
Transurban Group	3,612,141	22,584,444

		52,698,622
COMPUTERS — 0.43%
Computershare Ltd.	1,223,235	10,618,875

		10,618,875
DIVERSIFIED FINANCIAL SERVICES — 1.62%
ASX Ltd.	481,832	15,167,530
Macquarie Group Ltd.	911,963	25,314,687

		40,482,217

Security	Shares	Value

ELECTRIC — 2.61%
AGL Energy Ltd.	1,491,867	$23,388,643
Origin Energy Ltd.	2,993,328	36,812,100
SP AusNet	4,580,602	4,994,182

		65,194,925
ENGINEERING & CONSTRUCTION — 1.04%
Leighton Holdings Ltd.[b]	417,872	6,905,276
Sydney Airport	1,026,558	3,447,912
WorleyParsons Ltd.	566,046	15,513,671

		25,866,859
ENTERTAINMENT — 0.66%
Tabcorp Holdings Ltd.	1,979,562	5,973,671
Tatts Group Ltd.	3,749,122	10,538,718

		16,512,389
FOOD — 4.52%
Metcash Ltd.	2,378,246	8,995,539
Woolworths Ltd.	3,385,083	103,620,028

		112,615,567
HEALTH CARE — PRODUCTS — 0.44%
Cochlear Ltd.	156,702	10,915,001

		10,915,001
HEALTH CARE — SERVICES — 0.94%
Ramsay Health Care Ltd.	361,374	9,299,200
Sonic Healthcare Ltd.	1,020,162	14,137,976

		23,437,176
INSURANCE — 5.56%
AMP Ltd.	7,963,020	36,703,036
Insurance Australia Group Ltd.	5,723,354	24,546,413
QBE Insurance Group Ltd.	3,244,371	43,688,210
Suncorp Group Ltd.	3,542,318	33,642,820

		138,580,479
IRON & STEEL — 0.56%
Fortescue Metals Group Ltd.	3,853,590	14,098,019

		14,098,019
LODGING — 0.76%
Crown Ltd.	1,102,777	10,234,187
Echo Entertainment Group Ltd.	2,048,852	8,638,933

		18,873,120

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2012

Security	Shares	Value

MANUFACTURING — 0.32%
ALS Ltd/Queensland	930,085	$7,929,867

		7,929,867
MEDIA — 0.11%
Fairfax Media Ltd.[b]	6,151,353	2,669,988

		2,669,988
METAL FABRICATE & HARDWARE — 0.17%
Sims Metal Management Ltd.	453,050	4,270,024

		4,270,024
MINING — 18.29%
Alumina Ltd.	6,736,587	5,151,823
BHP Billiton Ltd.	8,869,653	291,397,946
Iluka Resources Ltd.	1,151,280	10,946,067
Lynas Corp. Ltd.[a,b]	4,715,984	3,119,189
Newcrest Mining Ltd.	2,118,142	53,958,681
Orica Ltd.	1,004,705	25,127,152
OZ Minerals Ltd.	848,003	5,468,539
Rio Tinto Ltd.	1,198,717	60,999,186

		456,168,583
OIL & GAS — 4.04%
Caltex Australia Ltd.	370,968	5,988,345
Santos Ltd.	2,623,426	30,446,537
Woodside Petroleum Ltd.	1,811,134	64,199,853

		100,634,735
PACKAGING & CONTAINERS — 1.04%
Amcor Ltd.	3,321,656	25,848,715

		25,848,715
PIPELINES — 0.35%
APA Group[b]	1,772,225	8,827,856

		8,827,856
REAL ESTATE — 0.53%
BGP Holdings PLC[a],c	18,888,372	2,381
Lend Lease Group	1,496,131	13,127,035

		13,129,416
REAL ESTATE INVESTMENT TRUSTS — 7.26%
Centro Retail Australia	3,509,805	7,762,223
CFS Retail Property Trust Group	5,473,910	10,833,175
Dexus Property Group	12,658,750	12,493,483
Goodman Group	4,258,670	17,560,473
GPT Group	3,935,672	14,276,289
Mirvac Group	9,404,252	13,120,408

Security	Shares	Value

Stockland Corp. Ltd.	6,189,729	$20,341,739
Westfield Group	5,933,889	60,771,842
Westfield Retail Trust	7,987,005	23,854,545

		181,014,177
RETAIL — 4.08%
Harvey Norman Holdings Ltd.[b]	1,463,618	3,100,780
Wesfarmers Ltd.	2,768,402	98,761,862

		101,862,642
TELECOMMUNICATIONS — 1.91%
Telstra Corp. Ltd.	11,983,972	47,681,603

		47,681,603
TRANSPORTATION — 1.54%
Asciano Group	2,684,188	12,427,400
QR National Ltd.	4,701,593	17,006,009
Toll Holdings Ltd.	1,875,627	8,974,635

		38,408,044

TOTAL COMMON STOCKS
(Cost: $2,533,518,026)		2,465,105,268

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	11,674,728	11,674,728
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	884,727	884,727
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	89,424	89,424

		12,648,879

TOTAL SHORT-TERM INVESTMENTS
(Cost: $12,648,879)		12,648,879

TOTAL INVESTMENTS IN SECURITIES — 99.36%
(Cost: $2,546,166,905)		2,477,754,147
Other Assets, Less Liabilities — 0.64%		15,944,609

NET ASSETS — 100.00%		$2,493,698,756

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI AUSTRALIA INDEX FUND

August 31, 2012

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of August 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
88	ASX SPI 200 Index (Sept. 2012)	Australian Securities	$9,794,623	$(50,019)

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.62%

AIRLINES — 0.64%
Cathay Pacific Airways Ltd.	7,345,000	$11,969,805

		11,969,805
APPAREL — 0.68%
Yue Yuen Industrial (Holdings) Ltd.	4,407,000	12,727,388

		12,727,388
BANKS — 9.56%
Bank of East Asia Ltd. (The)[a]	8,226,410	29,962,428
BOC Hong Kong (Holdings) Ltd.	22,769,500	72,069,779
Hang Seng Bank Ltd.[a]	4,700,800	66,909,695
Wing Hang Bank Ltd.[a]	1,064,000	9,437,963

		178,379,865
DISTRIBUTION & WHOLESALE — 3.07%
Li & Fung Ltd.	35,256,000	57,273,244

		57,273,244
DIVERSIFIED FINANCIAL SERVICES — 4.60%
Hong Kong Exchanges and Clearing Ltd.[a]	6,463,600	85,834,108

		85,834,108
ELECTRIC — 8.83%
CLP Holdings Ltd.	11,193,700	93,301,880
Power Assets Holdings Ltd.[a]	8,814,000	71,421,099

		164,722,979
ENGINEERING & CONSTRUCTION — 0.95%
Cheung Kong Infrastructure Holdings Ltd.	2,938,000	17,765,312

		17,765,312
FOOD — 0.85%
First Pacific Co. Ltd.	14,690,000	15,757,718

		15,757,718
GAS — 4.08%
Hong Kong and China Gas Co. Ltd. (The)	32,318,958	76,169,612

		76,169,612
HOLDING COMPANIES — DIVERSIFIED — 12.82%
Hutchison Whampoa Ltd.	13,221,800	115,661,451
NWS Holdings Ltd.	8,814,000	14,045,581
Swire Pacific Ltd. Class A	4,407,000	52,074,334

Security	Shares	Value

Wharf (Holdings) Ltd. (The)	9,323,150	$57,396,347

		239,177,713
INSURANCE — 11.69%
AIA Group Ltd.	63,460,800	218,047,422

		218,047,422
LODGING — 8.19%
Galaxy Entertainment Group Ltd.[a,b]	8,814,000	25,057,044
MGM China Holdings Ltd.	5,876,000	9,681,906
Sands China Ltd.	15,277,600	53,970,184
Shangri-La Asia Ltd.	8,814,000	16,500,149
SJM Holdings Ltd.	11,752,000	24,757,799
Wynn Macau Ltd.[a]	9,989,200	22,924,449

		152,891,531
REAL ESTATE — 26.40%
Cheung Kong (Holdings) Ltd.[a]	8,814,000	119,887,446
Hang Lung Group Ltd.[a]	5,353,000	33,403,410
Hang Lung Properties Ltd.	13,621,000	46,537,502
Henderson Land Development Co. Ltd.	5,876,332	36,138,731
Hopewell Holdings Ltd.[a]	3,672,742	11,766,980
Hysan Development Co. Ltd.	4,407,000	19,772,906
Kerry Properties Ltd.	4,407,000	20,937,689
New World Development Co. Ltd.	22,735,800	28,257,613
Sino Land Co. Ltd.	17,628,000	28,863,897
Sun Hung Kai Properties Ltd.	9,615,000	124,708,332
Wheelock and Co. Ltd.	5,876,357	22,387,926

		492,662,432
REAL ESTATE INVESTMENT TRUSTS — 3.34%
Link REIT (The)[a]	13,955,500	62,254,350

		62,254,350
RETAIL — 0.34%
Lifestyle International Holdings Ltd.	2,938,000	6,424,300

		6,424,300
SEMICONDUCTORS — 0.70%
ASM Pacific Technology Ltd.[a]	1,175,200	13,091,027

		13,091,027
TELECOMMUNICATIONS — 0.77%
Foxconn International Holdings Ltd.[b]	13,221,000	4,159,128
PCCW Ltd.	26,442,000	10,159,183

		14,318,311

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI HONG KONG INDEX FUND

August 31, 2012

Security	Shares	Value

TRANSPORTATION — 2.11%
MTR Corp. Ltd.	8,814,083	$31,591,492
Orient Overseas International Ltd.	1,469,200	7,842,047

		39,433,539

TOTAL COMMON STOCKS
(Cost: $1,937,290,898)		1,858,900,656

SHORT-TERM INVESTMENTS — 8.49%

MONEY MARKET FUNDS — 8.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	146,072,306	146,072,306
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	11,069,562	11,069,562
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	1,254,304	1,254,304

		158,396,172

TOTAL SHORT-TERM INVESTMENTS
(Cost: $158,396,172)		158,396,172

TOTAL INVESTMENTS IN SECURITIES — 108.11%
(Cost: $2,095,687,070)		2,017,296,828
Other Assets, Less Liabilities — (8.11)%		(151,322,671)

NET ASSETS — 100.00%		$1,865,974,157

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of August 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
51	Hang Seng Index (Sept. 2012)	Hong Kong Futures	$6,367,890	$(23,375)

See notes to financial statements.

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.57%

ADVERTISING — 0.41%
Asatsu-DK Inc.	4,000	$102,733
Moshi Moshi Hotline Inc.	5,000	73,244

		175,977
AGRICULTURE — 0.26%
Hokuto Corp.	3,000	58,583
Sakata Seed Corp.	4,000	52,107

		110,690
AIRLINES — 0.03%
Skymark Airlines Inc.[a]	3,000	13,410

		13,410
APPAREL — 1.19%
Atsugi Co. Ltd.	10,000	11,622
Daidoh Ltd.	2,000	13,180
Descente Ltd.	10,000	56,960
Gunze Ltd.	20,000	50,575
Japan Wool Textile Co. Ltd. (The)	10,000	72,031
Nagaileben Co. Ltd.	2,000	30,856
Onward Holdings Co. Ltd.	10,000	74,968
Sanyo Shokai Ltd.	10,000	30,524
TSI Holdings Co. Ltd.	9,000	57,356
Wacoal Holdings Corp.	10,000	111,877

		509,949
AUTO MANUFACTURERS — 0.43%
Kyokuto Kaihatsu Kogyo Co. Ltd.	3,000	24,943
Nissan Shatai Co. Ltd.	10,000	112,261
ShinMaywa Industries Ltd.	10,000	48,914

		186,118
AUTO PARTS & EQUIPMENT — 4.05%
Aisan Industry Co. Ltd.	3,000	24,061
Akebono Brake Industry Co. Ltd.[b]	8,000	40,460
Calsonic Kansei Corp.	20,000	96,296
Exedy Corp.	4,000	81,839
FCC Co. Ltd.	4,000	64,112
Futaba Industrial Co. Ltd.[a]	7,000	32,005
Keihin Corp.	5,000	65,198
KYB Co. Ltd.[b]	20,000	73,308
Musashi Seimitsu Industry Co. Ltd.	3,000	56,207
Nidec-Tosok Corp.	1,000	7,739
Nifco Inc.	5,000	117,625

Security	Shares	Value

Nippon Seiki Co. Ltd.	2,000	$20,358
Nissin Kogyo Co. Ltd.	5,000	68,008
Press Kogyo Co. Ltd.	10,000	39,847
Riken Corp.	10,000	38,697
Sanden Corp.	10,000	28,863
Sanoh Industrial Co. Ltd.	2,000	14,891
Showa Corp.	6,000	51,877
T.RAD Co. Ltd.	10,000	27,458
Tachi-S Co. Ltd.	2,000	37,701
Taiho Kogyo Co. Ltd.	1,000	10,345
Takata Corp.	4,000	74,943
Tokai Rika Co. Ltd.	6,000	89,579
Topre Corp.	6,000	52,337
Toyo Tire & Rubber Co. Ltd.	20,000	54,151
TPR Co. Ltd.	2,000	25,211
TS Tech Co. Ltd.	5,000	90,166
Unipres Corp.	4,000	109,885
Yokohama Rubber Co. Ltd. (The)	30,000	222,989
Yorozu Corp.	1,000	15,977

		1,732,133
BANKS — 8.18%
77 Bank Ltd. (The)	30,000	114,559
Aichi Bank Ltd. (The)	1,000	53,576
Aomori Bank Ltd. (The)	20,000	61,047
Awa Bank Ltd. (The)	20,000	123,372
Bank of Iwate Ltd. (The)	2,000	90,294
Bank of Nagoya Ltd. (The)	20,000	67,944
Bank of Okinawa Ltd. (The)	2,000	86,335
Bank of Saga Ltd. (The)	20,000	46,743
Bank of the Ryukyus Ltd.	5,000	64,432
Chiba Kogyo Bank Ltd. (The)[a]	4,000	22,018
Daishi Bank Ltd. (The)	40,000	126,181
Eighteenth Bank Ltd. (The)	20,000	50,575
Higashi-Nippon Bank Ltd. (The)	20,000	44,189
Higo Bank Ltd. (The)	20,000	116,220
Hokkoku Bank Ltd. (The)	30,000	114,559
Hokuetsu Bank Ltd. (The)	30,000	56,705
Hyakugo Bank Ltd. (The)	30,000	131,801
Hyakujushi Bank Ltd. (The)	30,000	115,326
Juroku Bank Ltd. (The)	40,000	132,822
Kagoshima Bank Ltd. (The)	20,000	127,714
Kansai Urban Banking Corp.	30,000	37,548

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

Keiyo Bank Ltd. (The)	30,000	$136,398
Kiyo Holdings Inc.	70,000	94,764
Mie Bank Ltd. (The)	10,000	22,222
Minato Bank Ltd. (The)	20,000	36,271
Miyazaki Bank Ltd. (The)	20,000	49,808
Musashino Bank Ltd. (The)	3,000	88,659
Nanto Bank Ltd. (The)	30,000	138,314
Ogaki Kyoritsu Bank Ltd. (The)	30,000	104,598
Oita Bank Ltd. (The)	20,000	62,835
San-in Godo Bank Ltd. (The)	20,000	143,806
Sapporo Hokuyo Holdings Inc.	35,000	89,400
Senshu Ikeda Holdings Inc.	22,200	129,004
Shiga Bank Ltd. (The)	30,000	182,375
Tochigi Bank Ltd. (The)	10,000	34,994
Toho Bank Ltd. (The)	20,000	63,602
Tokyo Tomin Bank Ltd. (The)	4,000	38,416
TOMONY Holdings Inc.	12,000	49,655
Towa Bank Ltd. (The)	20,000	19,412
Tsukuba Bank Ltd. (The)	7,000	23,244
Yachiyo Bank Ltd. (The)	2,000	38,186
Yamagata Bank Ltd. (The)	20,000	85,313
Yamanashi Chuo Bank Ltd. (The)	20,000	85,313

		3,500,549
BEVERAGES — 1.47%
Coca-Cola Central Japan Co. Ltd.	2,000	25,415
Dydo Drinco Inc.	1,000	46,615
ITO EN Ltd.	5,000	99,425
Kagome Co. Ltd.	9,000	204,023
KEY Coffee Inc.	1,000	19,464
Mikuni Coca-Cola Bottling Co. Ltd.	1,000	8,608
Sapporo Holdings Ltd.	30,000	85,441
Takara Holdings Inc.	20,000	142,273

		631,264
BIOTECHNOLOGY — 0.14%
JCR Pharmaceuticals Co. Ltd.	1,000	12,299
OncoTherapy Science Inc.[a]	20	28,582
Takara Bio Inc.	4,000	20,179

		61,060
BUILDING MATERIALS — 1.83%
Central Glass Co. Ltd.	20,000	65,390
Chofu Seisakusho Co. Ltd.	3,000	67,816
Cleanup Corp.	2,000	13,921

Security	Shares	Value

Fujitec Co. Ltd.	10,000	$63,602
Nice Holdings Inc.	10,000	24,138
Nichias Corp.	10,000	51,596
Nichiha Corp.	2,000	23,627
Nippon Sheet Glass Co. Ltd.	100,000	70,243
Noritz Corp.	3,000	53,295
Okabe Co. Ltd.	3,000	18,314
Sanwa Holdings Corp.	30,000	124,904
Sumitomo Osaka Cement Co. Ltd.	40,000	129,757
Takara Standard Co. Ltd.	10,000	75,351

		781,954
CHEMICALS — 6.41%
Adeka Corp.	11,000	86,258
Aica Kogyo Co. Ltd.	6,000	96,322
C. Uyemura & Co. Ltd.	1,000	33,665
Chugoku Marine Paints Ltd.	10,000	47,510
Dai Nippon Toryo Co. Ltd.	10,000	11,111
Dainichiseika Color & Chemicals Manufacturing Co. Ltd.	10,000	42,273
Daiso Co. Ltd.	10,000	26,820
DIC Corp.	80,000	131,801
Earth Chemical Co. Ltd.	2,000	74,049
Fujimi Inc.	3,000	47,701
Ishihara Sangyo Kaisha Ltd.[a]	40,000	30,140
Kinugawa Rubber Industrial Co. Ltd.	2,000	13,103
Kureha Corp.	20,000	83,014
Lintec Corp.	6,000	113,103
New Japan Chemical Co. Ltd.	3,000	19,770
Nihon Nohyaku Co. Ltd.	10,000	45,977
Nihon Parkerizing Co. Ltd.	6,000	85,900
Nippon Carbon Co. Ltd.	20,000	37,548
Nippon Kayaku Co. Ltd.	20,000	206,386
Nippon Paint Co. Ltd.	20,000	171,137
Nippon Shokubai Co. Ltd.	13,000	144,943
Nippon Soda Co. Ltd.	20,000	85,824
Nippon Synthetic Chemical Industry Co. Ltd. (The)	10,000	66,156
Nissan Chemical Industries Ltd.	14,000	155,377
NOF Corp.	20,000	95,019
S.T. Corp.	1,000	11,686
Sakai Chemical Industry Co. Ltd.	10,000	28,097
Sanyo Chemical Industries Ltd.	1,000	5,594
Stella Chemifa Corp.	1,000	18,276

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

Sumitomo Bakelite Co. Ltd.	20,000	$79,693
Taiyo Ink Manufacturing Co. Ltd.	2,000	54,968
Takasago International Corp.	10,000	48,531
Toagosei Co. Ltd.	20,000	73,819
Tokai Carbon Co. Ltd.	20,000	62,835
Tokuyama Corp.[b]	30,000	63,218
Tokyo Ohka Kogyo Co. Ltd.	5,000	111,941
Toyo Ink Manufacturing Co. Ltd.	20,000	72,031
Zeon Corp.	20,000	161,175

		2,742,771
COAL — 0.03%
Mitsui Matsushima Co. Ltd.	10,000	13,665

		13,665
COMMERCIAL SERVICES — 2.17%
Aeon Delight Co. Ltd.	2,000	46,309
Duskin Co. Ltd.	6,000	120,077
Future Architect Inc.	20	7,591
GMO Payment Gateway Inc.	737	13,177
Kyodo Printing Co. Ltd.	10,000	23,372
Kyoritsu Maintenance Co. Ltd.	1,000	22,350
Meitec Corp.	4,000	88,684
Nichii Gakkan Co.	6,000	61,533
Nihon M&A Center Inc.	1,000	27,854
Nishio Rent All Co. Ltd.	2,000	22,248
PARK24 Co. Ltd.	12,000	197,854
Pasona Group Inc.	40	26,258
Pronexus Inc.	2,000	12,082
Sohgo Security Services Co. Ltd.	7,000	103,257
Temp Holdings Co. Ltd.	2,000	23,934
TKC Corp.	2,000	40,843
Toppan Forms Co. Ltd.	6,000	55,249
Weathernews Inc.	1,000	38,633

		931,305
COMPUTERS — 1.54%
DTS Corp.	3,000	39,885
Ferrotec Corp.	3,000	12,797
Ines Corp.	3,000	17,854
Information Services International-Dentsu Ltd.	1,000	9,221
Japan Digital Laboratory Co. Ltd.	2,000	21,456
Melco Holdings Inc.	1,000	21,481
NEC Networks & System Integration Corp.	2,000	35,223

Security	Shares	Value

Net One Systems Co. Ltd.	10,000	$132,056
NS Solutions Corp.	2,000	38,851
OBIC Co. Ltd.	700	147,152
Roland DG Corp.	1,000	11,635
SCSK Corp.	5,256	82,767
Wacom Co. Ltd.	40	89,962

		660,340
COSMETICS & PERSONAL CARE — 1.39%
Aderans Co. Ltd.[a]	3,000	36,513
Dr. Ci:Labo Co. Ltd.	10	39,081
Fancl Corp.	5,000	57,982
Kose Corp.	4,000	92,925
Lion Corp.	20,000	116,475
Mandom Corp.	2,000	53,103
Milbon Co. Ltd.	1,000	33,755
Pigeon Corp.	2,000	94,125
Pola Orbis Holdings Inc.	2,000	69,987

		593,946
DISTRIBUTION & WHOLESALE — 1.96%
Ai Holdings Corp.	5,000	30,396
Canon Marketing Japan Inc.	5,000	68,902
Chori Co. Ltd.	10,000	12,133
Daiwabo Holdings Co. Ltd.	20,000	35,249
Doshisha Co. Ltd.	1,000	29,566
Hakuto Co. Ltd.	1,000	9,476
Inabata & Co. Ltd.	3,000	19,655
Itochu Enex Co. Ltd.	7,000	37,369
Iwatani Corp.	20,000	69,476
Japan Pulp & Paper Co. Ltd.	10,000	32,950
Kanematsu Corp.[a]	60,000	68,966
Matsuda Sangyo Co. Ltd.	2,060	31,071
Meiwa Corp.	2,000	10,805
Mitsuuroko Holdings Co. Ltd.	2,000	13,921
Nagase & Co. Ltd.	11,000	128,123
Paltac Corp.	2,000	28,429
Ryoyo Electro Corp.	2,000	19,591
Sankyo-Tateyama Holdings Inc.	30,000	60,153
Shimojima Co. Ltd.	1,000	12,937
Trusco Nakayama Corp.	3,000	55,326
Yamazen Corp.	7,000	46,130
Yuasa Trading Co. Ltd.	10,000	17,369

		837,993

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

DIVERSIFIED FINANCIAL SERVICES — 2.17%
AIFUL Corp.[a,b]	16,500	$29,923
Century Tokyo Leasing Corp.	5,080	94,788
Fuyo General Lease Co. Ltd.	2,000	58,135
GCA Savvian Group Corp.	10	10,025
Hitachi Capital Corp.	5,000	87,420
IBJ Leasing Co. Ltd.	2,000	49,732
Ichiyoshi Securities Co. Ltd.	5,000	24,585
J Trust Co. Ltd.	3,000	28,429
Jaccs Co. Ltd.	20,000	72,031
Japan Securities Finance Co. Ltd.	11,000	50,013
Kenedix Inc.[a]	260	25,535
Marusan Securities Co. Ltd.	9,000	28,161
NEC Capital Solutions Ltd.	1,000	13,691
Okasan Securities Group Inc.	20,000	67,688
Orient Corp.[a]	30,000	38,314
Osaka Securities Exchange Co. Ltd.	30	136,207
Ricoh Leasing Co. Ltd.	2,000	46,156
SPARX Group Co. Ltd.[a]	90	5,874
Tokai Tokyo Financial Holdings Inc.	20,000	64,368

		931,075
ELECTRIC — 0.15%
Okinawa Electric Power Co. Inc. (The)	2,000	64,777

		64,777
ELECTRICAL COMPONENTS & EQUIPMENT — 0.91%
Fujikura Ltd.	40,000	120,562
Funai Electric Co. Ltd.	2,000	26,181
Hitachi Cable Ltd.[a]	20,000	27,586
Icom Inc.	1,000	23,040
Nippon Signal Co. Ltd. (The)	5,000	30,971
Nissin Electric Co. Ltd.	1,000	6,731
Sinfonia Technology Co. Ltd.	10,000	18,646
SWCC Showa Holdings Co. Ltd.	20,000	15,326
Takaoka Electric Manufacturing Co. Ltd.	10,000	17,880
Tatsuta Electric Wire and Cable Co. Ltd.	10,000	76,245
Tokyo Rope Manufacturing Co. Ltd.	20,000	25,798

		388,966
ELECTRONICS — 5.54%
Alps Electric Co. Ltd.	20,000	106,513
Anritsu Corp.	20,000	241,379
Azbil Corp.	7,000	137,854
Chiyoda Integre Co. Ltd.	2,000	21,916

Security	Shares	Value

CMK Corp.	6,000	$18,850
Cosel Co. Ltd.	3,000	39,732
Dai-ichi Seiko Co. Ltd.	1,000	15,389
Dainippon Screen Manufacturing Co. Ltd.	20,000	107,280
Eizo Nanao Corp.	2,000	35,862
Enplas Corp.	1,000	31,622
FDK Corp.[a,b]	10,000	9,323
Fujitsu General Ltd.	10,000	85,441
Furuno Electric Co. Ltd.	4,000	15,632
Futaba Corp.	4,000	51,392
Hioki E.E. Corp.	1,000	16,782
HORIBA Ltd.	4,000	117,957
Hosiden Corp.	7,000	36,028
IDEC Corp.	2,000	17,318
Inaba Denki Sangyo Co. Ltd.	3,000	83,525
Japan Aviation Electronics Industry Ltd.	10,000	82,631
JEOL Ltd.	10,000	21,328
Kaga Electronics Co. Ltd.	4,000	39,183
Koa Corp.	5,000	42,529
Kuroda Electric Co. Ltd.	4,000	48,071
Macnica Inc.	1,000	20,562
MARUWA Co. Ltd.	1,000	27,011
Meiko Electronics Co. Ltd.	1,000	6,935
Minebea Co. Ltd.	40,000	138,953
Mitsumi Electric Co. Ltd.[a]	9,000	51,724
Nichicon Corp.	6,000	45,977
Nidec Copal Electronics Corp.	1,000	5,351
Nihon Dempa Kogyo Co. Ltd.	2,000	23,244
Nippon Ceramic Co. Ltd.	1,000	13,423
Nissha Printing Co. Ltd.[a]	3,000	28,774
Nitto Kogyo Corp.	3,000	49,349
Ryosan Co. Ltd.	4,000	73,154
Sanshin Electronics Co. Ltd.	4,000	28,506
Sanyo Denki Co. Ltd.	10,000	51,213
Shinko Shoji Co. Ltd.	2,000	18,059
SIIX Corp.	1,000	13,423
Sodick Co. Ltd.	5,000	22,158
Star Micronics Co. Ltd.	5,000	48,595
Taiyo Yuden Co. Ltd.	11,000	95,389
Tamura Corp.	10,000	23,244
TOKO Inc.[a]	10,000	27,331
Tokyo Seimitsu Co. Ltd.	4,000	57,778
Toyo Corp.	4,000	44,547

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

ULVAC Inc.[a]	4,000	$32,133

		2,370,370
ENGINEERING & CONSTRUCTION — 4.05%
Chudenko Corp.	4,000	38,570
COMSYS Holdings Corp.	12,000	153,257
Fudo Tetra Corp.[a]	12,000	16,705
Hibiya Engineering Ltd.	2,000	23,525
Japan Airport Terminal Co. Ltd.	5,000	58,365
Kandenko Co. Ltd.	10,000	48,787
Kyowa Exeo Corp.	9,000	96,552
Maeda Corp.	20,000	85,568
Maeda Road Construction Co. Ltd.	10,000	126,564
MIRAIT Holdings Corp.	5,000	35,760
Nippo Corp.	10,000	109,195
Nippon Koei Co. Ltd.	10,000	33,844
Nippon Road Co. Ltd. (The)	10,000	36,015
Nishimatsu Construction Co. Ltd.	30,000	46,360
Okumura Corp.	20,000	62,580
Penta-Ocean Construction Co. Ltd.[b]	35,000	81,354
Shinko Plantech Co. Ltd.	5,000	41,507
SHO-BOND Holdings Co. Ltd.	3,000	100,728
Taihei Dengyo Kaisha Ltd.	1,000	6,386
Taihei Kogyo Co. Ltd.	10,000	39,336
Taikisha Ltd.	3,000	68,467
Takasago Thermal Engineering Co. Ltd.	7,000	54,087
Takuma Co. Ltd.	10,000	47,382
Toa Corp.	20,000	31,673
Toda Corp.	30,000	87,739
Tokyu Construction Co. Ltd.	12,600	24,782
Toshiba Plant Systems & Services Corp.	5,000	59,451
Toyo Construction Co. Ltd.	40,000	26,564
Toyo Engineering Corp.	20,000	78,672
Yahagi Construction Co. Ltd.	3,000	12,797

		1,732,572
ENTERTAINMENT — 1.06%
Avex Group Holdings Inc.	4,000	71,775
Heiwa Corp.	5,000	87,420
Mars Engineering Corp.	1,000	23,946
Shochiku Co. Ltd.	10,000	97,318
Toei Co. Ltd.	10,000	48,148
Tokyotokeiba Co. Ltd.	20,000	28,097
Universal Entertainment Corp.	3,000	63,640

Security	Shares	Value

Yomiuri Land Co. Ltd.	10,000	$32,823

		453,167
ENVIRONMENTAL CONTROL — 0.56%
Asahi Holdings Inc.	3,000	49,655
Daiseki Co. Ltd.	4,060	66,267
Hitachi Zosen Corp.	90,000	100,000
Oyo Corp.	2,000	22,299

		238,221
FOOD — 4.30%
Ariake Japan Co. Ltd.	3,000	67,395
Calbee Inc.[b]	2,000	158,110
Ezaki Glico Co. Ltd.	10,000	118,135
Fuji Oil Co. Ltd.	7,000	93,423
Fujiya Co. Ltd.[a]	10,000	25,032
House Foods Corp.	8,000	135,479
Itoham Foods Inc.	20,000	85,313
Izumiya Co. Ltd.	10,000	48,404
J-Oil Mills Inc.	10,000	28,097
Kasumi Co. Ltd.	3,000	20,575
Kato Sangyo Co. Ltd.	3,000	56,322
Kewpie Corp.	11,000	170,128
Marudai Food Co. Ltd.	10,000	36,271
Maruha Nichiro Holdings Inc.	50,000	86,845
MEGMILK SNOW BRAND Co. Ltd.	5,000	85,888
Meito Sangyo Co. Ltd.	1,000	13,908
Mitsubishi Shokuhin Co. Ltd.	1,000	24,291
Mitsui Sugar Co. Ltd.	10,000	33,078
Morinaga & Co. Ltd.	30,000	68,965
Morinaga Milk Industry Co. Ltd.	20,000	68,966
Nichirei Corp.	30,000	157,471
Nippon Beet Sugar Manufacturing Co. Ltd.	20,000	39,080
Nippon Flour Mills Co. Ltd.	10,000	43,167
Nippon Suisan Kaisha Ltd.	28,000	61,507
Nisshin OilliO Group Ltd. (The)	10,000	38,825
Prima Meat Packers Ltd.	20,000	37,037
Yokohama Reito Co. Ltd.	4,000	31,775
Yonekyu Corp.	1,000	8,889

		1,842,376
FOREST PRODUCTS & PAPER — 0.78%
Chuetsu Pulp & Paper Co. Ltd.	10,000	17,114
Daio Paper Corp.	10,000	61,175
Hokuetsu Kishu Paper Co. Ltd.	15,000	70,498

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

Mitsubishi Paper Mills Ltd.[a]	40,000	$33,716
Pack Corp. (The)	1,000	17,497
Sumitomo Forestry Co. Ltd.	16,000	132,618

		332,618
GAS — 0.08%
Shizuoka Gas Co. Ltd.	5,000	34,674

		34,674
HAND & MACHINE TOOLS — 1.25%
Asahi Diamond Industrial Co. Ltd.	5,000	54,981
DISCO Corp.	3,000	148,659
Hitachi Koki Co. Ltd.	6,000	44,521
Meidensha Corp.[b]	20,000	73,052
Mori Seiki Co. Ltd.	11,000	70,243
OSG Corp.	8,000	113,716
Union Tool Co.	2,000	28,787

		533,959
HEALTH CARE — PRODUCTS — 0.91%
Asahi Intecc Co. Ltd.	1,000	30,856
Hogy Medical Co. Ltd.	1,000	49,553
Nihon Kohden Corp.	4,000	135,581
Nipro Corp.	12,000	71,111
Paramount Bed Holdings Co. Ltd.	2,000	61,456
Topcon Corp.	7,000	42,107

		390,664
HEALTH CARE — SERVICES — 0.47%
Ain Pharmaciez Inc.	1,000	67,816
BML Inc.	1,000	26,054
CMIC Holdings Co. Ltd.	1,000	15,734
EPS Co. Ltd.	20	59,336
Message Co. Ltd.	10	34,483

		203,423
HOLDING COMPANIES — DIVERSIFIED — 0.06%
Seiko Holdings Corp.[a]	10,000	27,586

		27,586
HOME BUILDERS — 0.69%
HAJIME CONSTRUCTION Co. Ltd.	1,000	30,204
Haseko Corp.[a]	140,000	87,612
Misawa Homes Co. Ltd.	3,000	42,912
PanaHome Corp.	10,000	57,344
SxL Corp.[a]	10,000	18,263
Takamatsu Construction Group Co. Ltd.	1,000	19,029

Security	Shares	Value

Token Corp.	1,000	$42,018

		297,382
HOME FURNISHINGS — 1.13%
Alpine Electronics Inc.	5,000	48,340
Canon Electronics Inc.	3,000	64,100
Clarion Co. Ltd.[a]	10,000	17,752
Corona Corp.	1,000	13,103
Foster Electric Co. Ltd.	2,000	31,980
France Bed Holdings Co. Ltd.	20,000	43,423
Hoshizaki Electric Co. Ltd.	3,000	83,908
JVC Kenwood Corp.	15,040	53,014
Nidec Sankyo Corp.	10,000	53,384
Pioneer Corp.[a]	28,000	74,023

		483,027
HOUSEHOLD PRODUCTS & WARES — 0.31%
Kokuyo Co. Ltd.	10,000	77,267
Mitsubishi Pencil Co. Ltd.	1,000	18,161
Pilot Corp.	20	36,501

		131,929
HOUSEWARES — 0.24%
Noritake Co. Ltd.	10,000	25,543
Sangetsu Co. Ltd.	3,000	77,778

		103,321
INTERNET — 2.32%
Access Co. Ltd.[a]	30	23,027
Bit-Isle Inc.	2,000	16,296
CyberAgent Inc.	60	122,375
Digital Garage Inc.	20	31,622
Dwango Co. Ltd.	10	14,151
eAccess Ltd.[b]	200	36,449
GMO Internet Inc.	7,000	42,644
Gurunavi Inc.	2,000	22,069
Internet Initiative Japan Inc.	10	44,317
kabu.com Securities Co. Ltd.	10,000	28,608
Kakaku.com Inc.	4,000	143,193
Macromill Inc.	2,000	23,729
Matsui Securities Co. Ltd.	7,000	42,912
Mixi Inc.[b]	10	15,096
Monex Group Inc.	160	27,933
MonotaRO Co. Ltd.	1,000	21,405
So-net Entertainment Corp.	20	144,572
So-net M3 Inc.	20	105,875

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

Start Today Co. Ltd.	6,000	$87,203

		993,476
IRON & STEEL — 0.97%
Aichi Steel Corp.	10,000	39,208
Godo Steel Ltd.	20,000	32,695
JFE Shoji Trade Corp.[a]	12,000	41,226
Kyoei Steel Ltd.	2,000	36,935
Mitsubishi Steel Manufacturing Co. Ltd.	20,000	39,080
Nippon Koshuha Steel Co. Ltd.	10,000	9,834
Nippon Yakin Kogyo Co. Ltd.[a]	15,000	13,601
Osaka Steel Co. Ltd.	1,000	17,893
Sanyo Special Steel Co. Ltd.	10,000	33,206
Tokyo Steel Manufacturing Co. Ltd.	11,000	35,824
TOPY Industries Ltd.	20,000	48,787
Yodogawa Steel Works Ltd.	20,000	68,965

		417,254
LEISURE TIME — 1.22%
Accordia Golf Co. Ltd.	110	70,243
Daiichikosho Co. Ltd.	5,000	114,687
Dunlop Sports Co. Ltd.	1,000	12,465
Fields Corp.	20	30,753
H.I.S. Co. Ltd.	3,000	103,678
Mizuno Corp.	10,000	48,787
PGM Holdings K.K.	30	22,605
Roland Corp.	3,000	22,414
Round One Corp.	7,000	34,061
Tokyo Dome Corp.[a]	20,000	61,814

		521,507
LODGING — 0.25%
Fujita Kanko Inc.	10,000	33,206
Resorttrust Inc.	4,000	75,198

		108,404
MACHINERY — 3.80%
Aichi Corp.	2,000	8,276
Aida Engineering Ltd.	8,000	51,699
Chugai Ro Co. Ltd.	10,000	28,991
CKD Corp.	6,000	36,398
Daifuku Co. Ltd.	10,000	52,490
Daihen Corp.	10,000	27,969
Daiwa Industries Ltd.	10,000	45,083
Denyo Co. Ltd.	1,000	10,971
Ebara Corp.	50,000	200,511

Security	Shares	Value

Fuji Machine Manufacturing Co. Ltd.	4,000	$54,355
Furukawa Co. Ltd.[a]	40,000	36,271
Harmonic Drive Systems Inc.	1,000	19,298
Iseki & Co. Ltd.	20,000	49,298
Juki Corp.	20,000	28,863
Komori Corp.	8,000	41,890
Makino Milling Machine Co. Ltd.	10,000	47,510
Max Co. Ltd.	4,000	45,262
Miura Co. Ltd.	3,000	74,943
Modec Inc.	3,000	53,257
Nippon Sharyo Ltd.	10,000	34,355
Nippon Thompson Co. Ltd.	10,000	37,165
Nitto Kohki Co. Ltd.	1,000	23,142
Obara Group Inc.	2,000	24,674
Okuma Corp.	20,000	118,774
Shima Seiki Manufacturing Ltd.	3,000	40,843
Sintokogio Ltd.	6,000	47,356
Tadano Ltd.	13,000	90,153
Torishima Pump Manufacturing Co. Ltd.	2,000	16,730
Toshiba Machine Co. Ltd.	10,000	39,591
Toyo Kanetsu K.K.	20,000	42,146
Tsubakimoto Chain Co.	20,000	118,263
Tsugami Corp.	8,000	60,383
Yushin Precision Equipment Co. Ltd.	1,000	18,071

		1,624,981
MANUFACTURING — 1.56%
Amano Corp.	7,000	59,719
Bando Chemical Industries Ltd.	10,000	34,610
Glory Ltd.	7,000	155,645
Japan Cash Machine Co. Ltd.	1,000	8,697
JSP Corp.	2,000	28,991
Nikkiso Co. Ltd.	10,000	114,176
Nippon Valqua Industries Ltd.	10,000	26,054
Nitta Corp.	3,000	48,199
Noritsu Koki Co. Ltd.	1,000	4,381
Ohara Inc.	1,000	8,442
Shin-Etsu Polymer Co. Ltd.	3,000	11,916
Tamron Co. Ltd.	2,000	66,258
Tenma Corp.	3,000	32,950
Tokai Rubber Industries Ltd.	4,000	42,656
Toyo Tanso Co. Ltd.	1,000	25,275

		667,969

SCHEDULES OF INVESTMENTS	39

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

MEDIA — 0.52%
Gakken Holdings Co. Ltd.	10,000	$26,564
Kadokawa Group Holdings Inc.[b]	2,000	54,866
SKY Perfect JSAT Holdings Inc.	200	89,400
Tohokushinsha Film Corp.	1,000	7,791
Tokyo Broadcasting System Holdings Inc.	2,000	20,536
TV Asahi Corp.	10	13,997
USEN Corp.[a,b]	13,200	10,958

		224,112
METAL FABRICATE & HARDWARE — 1.64%
Furukawa-Sky Aluminum Corp.	10,000	25,543
Hanwa Co. Ltd.	20,000	67,433
Kitz Corp.	10,000	41,635
Misumi Group Inc.	9,000	224,483
Mitsui High-Tech Inc.[a]	3,000	14,981
Nachi-Fujikoshi Corp.	20,000	57,982
Neturen Co. Ltd.	4,000	25,287
Oiles Corp.	3,080	61,836
Onoken Co. Ltd.	2,000	16,169
Ryobi Ltd.	20,000	47,254
Sumikin Bussan Corp.	10,000	24,393
Tocalo Co. Ltd.	2,000	28,327
Toho Zinc Co. Ltd.	20,000	67,688

		703,011
MINING — 1.40%
Dowa Holdings Co. Ltd.	20,000	131,290
Mitsui Mining & Smelting Co. Ltd.	60,000	120,307
Nippon Coke & Engineering Co. Ltd.	25,000	30,332
Nippon Denko Co. Ltd.	10,000	27,203
Nippon Light Metal Co. Ltd.	60,000	59,770
Nittetsu Mining Co. Ltd.	10,000	37,803
OSAKA Titanium technologies Co. Ltd.	2,000	45,952
Pacific Metals Co. Ltd.	20,000	64,112
Sumitomo Light Metal Industries Ltd.	50,000	44,061
Toho Titanium Co. Ltd.	4,000	39,285

		600,115
OFFICE & BUSINESS EQUIPMENT — 0.34%
Riso Kagaku Corp.	2,000	34,457
Sato Holdings Corp.	2,000	30,243
Toshiba Tec Corp.	20,000	81,226

		145,926

Security	Shares	Value

OFFICE FURNISHINGS — 0.19%
Okamura Corp.	10,000	$81,098

		81,098
OIL & GAS — 0.12%
AOC Holdings Inc.	5,000	14,687
TOKAI Holdings Corp.	8,000	36,884

		51,571
PACKAGING & CONTAINERS — 0.79%
Achilles Corp.	10,000	12,899
FP Corp.	2,000	148,404
Fuji Seal International Inc.	3,000	58,314
Nihon Yamamura Glass Co. Ltd.	10,000	22,989
Rengo Co. Ltd.	20,000	94,508

		337,114
PHARMACEUTICALS — 3.68%
Fuso Pharmaceutical Industries Ltd.	10,000	31,290
Kaken Pharmaceutical Co. Ltd.	10,000	143,040
Katakura Industries Co. Ltd.	4,000	34,789
Kissei Pharmaceutical Co. Ltd.	2,000	34,815
Kobayashi Pharmaceutical Co. Ltd.	3,000	160,345
KYORIN Holdings Inc.	5,000	115,453
Mochida Pharmaceutical Co. Ltd.	10,000	120,690
Nichi-Iko Pharmaceutical Co. Ltd.	3,000	67,318
Nippon Shinyaku Co. Ltd.	10,000	120,817
Rohto Pharmaceutical Co. Ltd.	10,000	144,955
Sawai Pharmaceutical Co. Ltd.	2,000	233,461
Seikagaku Corp.	4,000	45,670
Ship Healthcare Holdings Inc.	4,000	116,373
Toho Holdings Co. Ltd.	5,000	89,655
Torii Pharmaceutical Co. Ltd.	1,000	22,043
Towa Pharmaceutical Co. Ltd.	1,000	64,496
Vital KSK Holdings Inc.	3,000	29,234

		1,574,444
REAL ESTATE — 1.59%
Airport Facilities Co. Ltd.	2,000	8,991
Arnest One Corp.	5,000	73,435
Daibiru Corp.	7,000	45,773
Daikyo Inc.	30,000	72,031
Goldcrest Co. Ltd.	2,100	30,709
Heiwa Real Estate Co. Ltd.	25,000	57,790
Iida Home Max Co. Ltd.	2,000	17,905
Leopalace21 Corp.[a]	16,000	51,699

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

Relo Holdings Inc.	1,000	$33,308
Sumitomo Real Estate Sales Co. Ltd.	1,000	48,404
TOC Co. Ltd.	10,000	51,085
Toho Real Estate Co. Ltd.	2,000	10,600
Tokyo Tatemono Co. Ltd.[a]	40,000	132,312
Tokyu Livable Inc.	3,000	36,437
Touei Housing Corp.	1,000	10,192

		680,671
REAL ESTATE INVESTMENT TRUSTS — 6.07%
Advance Residence Investment Corp.	120	241,686
DA Office Investment Corp.	30	88,506
Daiwahouse Residential Investment Corp.	20	142,018
Frontier Real Estate Investment Corp.	20	168,327
Fukuoka REIT Corp.	10	69,987
Global One Real Estate Investment Corp. Ltd.	10	61,558
Hankyu REIT Inc.	10	46,743
Heiwa Real Estate REIT Inc.	50	31,290
Industrial & Infrastructure Fund Investment Corp.	10	71,648
Japan Excellent Inc.	20	102,427
Japan Hotel Real Estate Investment Corp.	150	41,111
Japan Logistics Fund Inc.	20	179,310
Japan Rental Housing Investments Inc.	80	42,810
Kenedix Realty Investment Corp.	30	98,467
MID REIT Inc.	20	50,600
Mori Hills REIT Investment Corp.	20	85,185
MORI TRUST Sogo REIT Inc.	20	176,756
Nippon Accommodations Fund Inc.	20	133,844
Nomura Real Estate Residential Fund Inc.	10	53,895
ORIX JREIT Inc.	30	137,165
Premier Investment Corp.	20	72,286
Sekisui House SI Investment Corp.	10	46,552
TOKYU REIT Inc.	20	97,829
Top REIT Inc.	20	93,231
United Urban Investment Corp.	240	267,893

		2,601,124
RETAIL — 10.27%
Alpen Co. Ltd.	2,000	38,519
Aoki Holdings Inc.	2,000	42,503
Aoyama Trading Co. Ltd.	6,000	117,778
Arc Land Sakamoto Co. Ltd.	1,000	15,466

Security	Shares	Value

Arcs Co. Ltd.	4,000	$93,078
Asahi Co. Ltd.[b]	1,000	15,326
Askul Corp.	2,000	26,207
Atom Corp.	3,000	15,249
Autobacs Seven Co. Ltd.	3,000	141,379
Belluna Co. Ltd.	3,000	24,789
Best Denki Co. Ltd.[a]	10,000	16,986
BIC Camera Inc.[b]	80	40,000
Cawachi Ltd.	2,000	38,314
Chiyoda Co. Ltd.	3,000	76,782
cocokara fine Inc.	1,000	34,496
Colowide Co. Ltd.	5,000	42,656
Cosmos Pharmaceutical Corp.	1,000	85,313
CREATE HOLDINGS Co. Ltd.	1,000	28,493
Daiei Inc. (The)[a]	11,500	25,409
DCM Holdings Co. Ltd.	10,000	65,773
Don Quijote Co. Ltd.	6,000	218,467
Doutor Nichires Holdings Co. Ltd.	4,000	49,502
EDION Corp.	8,000	35,147
Fuji Co. Ltd.	2,000	45,236
Geo Holdings Corp.	40	47,152
Growell Holdings Co. Ltd.	1,000	33,793
Gulliver International Co. Ltd.	500	15,006
H2O Retailing Corp.	10,000	105,492
Heiwado Co. Ltd.	4,000	60,434
Honeys Co. Ltd.	1,800	25,126
Izumi Co. Ltd.	6,000	116,015
Joshin Denki Co. Ltd.	10,000	114,049
K’s Holdings Corp.	5,000	142,337
Kappa Create Co. Ltd.	1,000	22,375
Keiyo Co. Ltd.[b]	5,000	30,268
Kisoji Co. Ltd.	3,000	63,333
Kohnan Shoji Co. Ltd.	3,000	36,130
Kojima Co. Ltd.	2,000	5,594
Komeri Co. Ltd.	3,000	75,747
Konaka Co. Ltd.	2,000	19,642
Kura Corp.	1,000	14,355
Maruetsu Inc. (The)	10,000	34,355
Matsumotokiyoshi Co. Ltd.	3,000	71,916
Matsuya Co. Ltd.[a,b]	4,000	39,080
Megane Top Co. Ltd.	3,000	34,291
Ministop Co. Ltd.	1,000	16,667
MOS Food Services Inc.	3,000	60,307

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

Nafco Co. Ltd.	1,000	$17,510
Nishimatsuya Chain Co. Ltd.	6,000	48,276
Nissen Holdings Co. Ltd.	4,000	15,990
Ohsho Food Service Corp.	1,000	25,415
Otsuka Kagu Ltd.	1,000	9,400
Pal Co. Ltd.	500	29,885
Parco Co. Ltd.	800	8,787
Paris Miki Holdings Inc.	4,000	23,755
Plenus Co. Ltd.	3,000	52,912
Point Inc.	1,700	60,922
Ringer Hut Co. Ltd.	2,000	26,488
Royal Holdings Co. Ltd.	2,000	23,959
Ryohin Keikaku Co. Ltd.	2,000	122,989
Saint Marc Holdings Co. Ltd.	1,000	37,024
Saizeriya Co. Ltd.[b]	4,000	61,354
San-A & Co. Ltd.	1,000	39,080
Senshukai Co. Ltd.	5,000	31,609
Seria Co. Ltd.	2,000	31,213
Shimachu Co. Ltd.	5,000	103,384
Sugi Holdings Co. Ltd.	4,000	139,923
Sundrug Co. Ltd.	4,000	145,441
Toridoll Corp.	2,000	33,257
Tsuruha Holdings Inc.	2,000	130,268
United Arrows Ltd.	2,000	58,238
UNY Co. Ltd.	23,000	190,639
Valor Co. Ltd.	4,000	69,834
Watami Co. Ltd.	3,000	66,897
Xebio Co. Ltd.	3,000	63,180
Yellow Hat Ltd.	2,000	31,392
Yoshinoya Holdings Co. Ltd.	60	77,854
Zensho Holdings Co. Ltd.[b]	8,000	103,193

		4,396,400
SEMICONDUCTORS — 0.52%
Axell Corp.	1,000	23,052
Megachips Corp.	2,000	37,573
Mimasu Semiconductor Industry Co. Ltd.	3,000	22,874
Nippon Chemi-Con Corp.[a,b]	20,000	38,570
Sanken Electric Co. Ltd.	10,000	30,141
Shindengen Electric Manufacturing Co. Ltd.	10,000	24,138
Shinko Electric Industries Co. Ltd.	7,000	45,862

		222,210

Security	Shares	Value

SHIPBUILDING — 0.29%
Mitsui Engineering & Shipbuilding Co. Ltd.	80,000	$87,867
Namura Shipbuilding Co. Ltd.	6,000	18,085
Sasebo Heavy Industries Co. Ltd.	20,000	16,858

		122,810
SOFTWARE — 1.30%
Capcom Co. Ltd.	5,000	99,361
Fuji Soft Inc.	3,000	53,372
IT Holdings Corp.	9,048	114,284
NEC Mobiling Ltd.	1,000	39,911
Nihon Unisys Ltd.	7,000	46,488
NSD Co. Ltd.	5,000	45,977
Obic Business Consultants Co. Ltd.	500	27,395
Simplex Technology Inc.	30	10,647
Systena Corp.	20	16,092
Tecmo Koei Holdings Co. Ltd.	4,000	32,286
Trans Cosmos Inc.	3,000	37,663
Zenrin Co. Ltd.	3,000	33,831

		557,307
STORAGE & WAREHOUSING — 0.28%
Mitsui-Soko Co. Ltd.	10,000	31,928
Sumitomo Warehouse Co. Ltd. (The)	20,000	88,123

		120,051
TELECOMMUNICATIONS — 1.07%
AIPHONE Co. Ltd.	1,000	19,681
Denki Kogyo Co. Ltd.	10,000	39,463
Hikari Tsushin Inc.	3,000	150,191
Hitachi Kokusai Electric Inc.	10,000	64,112
Japan Radio Co. Ltd.[a]	10,000	23,372
MTI Ltd.	10	10,447
Oki Electric Industry Co. Ltd.[a]	80,000	92,976
T-Gaia Corp.	20	37,778
Uniden Corp.	10,000	21,967

		459,987
TEXTILES — 0.93%
Kurabo Industries Ltd.	30,000	49,425
Nisshinbo Holdings Inc.	12,000	75,402
Nitto Boseki Co. Ltd.	20,000	68,455
Seiren Co. Ltd.	6,000	41,226
Tokai Corp. (GIFU)	1,000	24,917
Toyobo Co. Ltd.	100,000	107,280

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI JAPAN SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

Unitika Ltd.[a]	60,000	$29,885

		396,590
TOYS, GAMES & HOBBIES — 0.11%
Tomy Co. Ltd.	8,000	45,466

		45,466
TRANSPORTATION — 2.06%
Daiichi Chuo Kisen Kaisha[a,b]	10,000	7,918
Fukuyama Transporting Co. Ltd.	20,000	111,622
Hitachi Transport System Ltd.	5,000	86,015
Iino Kaiun Kaisha Ltd.	10,000	36,399
Kintetsu World Express Inc.	2,000	62,324
Nippon Konpo Unyu Soko Co. Ltd.	5,000	64,559
Sankyu Inc.	30,000	112,261
Seino Holdings Co. Ltd.	20,000	124,904
Senko Co. Ltd.	10,000	42,529
Shibusawa Warehouse Co. Ltd. (The)	10,000	27,842
Shinwa Kaiun Kaisha Ltd.[a]	10,000	11,239
Sotetsu Holdings Inc.	50,000	171,775
Yusen Air & Sea Service Co. Ltd.	2,000	20,613

		880,000
VENTURE CAPITAL — 0.13%
JAFCO Co. Ltd.	3,000	57,395

		57,395

TOTAL COMMON STOCKS
(Cost: $48,165,176)		42,634,224

SHORT-TERM INVESTMENTS — 2.10%

MONEY MARKET FUNDS — 2.10%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	831,560	831,560
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	63,017	63,017
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	4,831	4,831

		899,408

TOTAL SHORT-TERM INVESTMENTS
(Cost: $899,408)		899,408

Value

TOTAL INVESTMENTS IN SECURITIES — 101.67%
(Cost: $49,064,584)	$43,533,632
Other Assets, Less Liabilities — (1.67)%	(716,567)

NET ASSETS — 100.00%	$42,817,065

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	43

Schedule of Investments

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.78%

AGRICULTURE — 9.20%
British American Tobacco (Malaysia) Bhd	829,300	$16,928,390
Genting Plantations Bhd	1,653,200	4,915,419
IOI Corp. Bhd	23,329,830	38,379,045
Kuala Lumpur Kepong Bhd	3,488,200	25,945,197

		86,168,051
AIRLINES — 1.07%
AirAsia Bhd	9,081,000	10,027,028

		10,027,028
AUTO MANUFACTURERS — 1.33%
UMW Holdings Bhd	3,817,600	12,462,640

		12,462,640
BANKS — 27.63%
Alliance Financial Group Bhd	7,307,100	9,658,609
AMMB Holdings Bhd	12,037,737	24,464,596
CIMB Group Holdings Bhd	35,080,864	87,463,572
Hong Leong Bank Bhd	4,095,240	17,615,627
Malayan Banking Bhd	24,962,120	73,100,783
Public Bank Bhd Foreign	7,693,800	35,310,959
RHB Capital Bhd	4,803,100	11,191,092

		258,805,238
BUILDING MATERIALS — 0.82%
Lafarge Malayan Cement Bhd	2,776,560	7,642,316

		7,642,316
CHEMICALS — 4.50%
Petronas Chemicals Group Bhd	20,331,400	42,165,938

		42,165,938
DIVERSIFIED FINANCIAL SERVICES — 0.63%
Hong Leong Financial Group Bhd	1,529,100	5,892,259

		5,892,259
ELECTRIC — 5.59%
Tenaga Nasional Bhd	19,862,112	43,481,148
YTL Power International Bhd	15,960,875	8,888,437

		52,369,585
ENGINEERING & CONSTRUCTION — 2.16%
Gamuda Bhd	12,067,400	13,324,541
Malaysia Airports Holdings Bhd	3,954,000	6,934,844

		20,259,385

Security	Shares	Value

ENTERTAINMENT — 0.74%
Berjaya Sports Toto Bhd	4,905,450	$6,923,679

		6,923,679
FOOD — 2.99%
Felda Global Ventures Holdings Bhd[a]	7,947,300	12,717,715
PPB Group Bhd	3,443,366	15,318,543

		28,036,258
GAS — 2.85%
Petronas Gas Bhd	4,310,400	26,735,654

		26,735,654
HEALTH CARE-SERVICES — 1.60%
IHH Healthcare Bhd[a]	14,623,400	14,976,758

		14,976,758
HOLDING COMPANIES — DIVERSIFIED — 11.07%
Berjaya Corp. Bhd	18,640,200	3,997,098
IJM Corp. Bhd	8,527,840	14,028,836
MMC Corp. Bhd	5,515,800	4,325,079
Sime Darby Bhd	19,636,125	61,651,588
YTL Corp. Bhd	33,993,212	19,692,019

		103,694,620
LODGING — 7.18%
Genting Bhd	14,852,300	42,876,539
Genting Malaysia Bhd	21,536,200	24,331,184

		67,207,723
OIL & GAS — 1.38%
Petronas Dagangan Bhd	1,803,500	12,929,557

		12,929,557
OIL & GAS SERVICES — 1.89%
Malaysia Marine and Heavy Engineering Holdings Bhd	3,485,700	5,332,580
Sapurakencana Petroleum Bhd[a]	16,352,500	12,403,721

		17,736,301
REAL ESTATE — 1.12%
SP Setia Bhd	3,477,600	3,962,316
UEM Land Holdings Bhd[a]	10,999,300	6,512,628

		10,474,944
RETAIL — 0.70%
Parkson Holdings Bhd	4,368,971	6,544,018

		6,544,018

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MALAYSIA INDEX FUND

August 31, 2012

Security	Shares	Value

TELECOMMUNICATIONS — 13.05%
Axiata Group Bhd	18,497,200	$35,461,107
DiGi.Com Bhd	22,582,400	34,764,392
Maxis Communications Bhd	16,333,700	36,802,448
Telekom Malaysia Bhd	7,793,100	15,164,682

		122,192,629
TRANSPORTATION — 2.28%
Bumi Armada Bhd[a]	8,506,000	10,317,728
MISC Bhd	8,103,420	11,048,350

		21,366,078

TOTAL COMMON STOCKS
(Cost: $497,803,699)		934,610,659

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	131,852	131,852

		131,852

TOTAL SHORT-TERM INVESTMENTS
(Cost: $131,852)		131,852

TOTAL INVESTMENTS IN SECURITIES — 99.79%
(Cost: $497,935,551)		934,742,511
Other Assets, Less Liabilities — 0.21%		1,949,746

NET ASSETS — 100.00%		$936,692,257

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	45

Schedule of Investments

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.14%

AUSTRALIA — 63.48%
AGL Energy Ltd.	1,229,262	$19,271,671
ALS Ltd/Queensland	767,520	6,543,845
Alumina Ltd.	5,538,198	4,235,352
Amcor Ltd.	2,719,530	21,163,045
AMP Ltd.	6,528,348	30,090,367
APA Group[a]	1,459,518	7,270,191
Asciano Group	2,195,058	10,162,799
ASX Ltd.	395,322	12,444,292
Australia and New Zealand Banking Group Ltd.	6,052,338	155,243,805
Bendigo and Adelaide Bank Ltd.	890,520	6,975,932
BGP Holdings PLC[b,c]	27,004,595	3,404
BHP Billiton Ltd.	7,284,060	239,305,881
Boral Ltd.	1,704,534	6,077,348
Brambles Ltd.	3,508,944	24,695,219
Caltex Australia Ltd.	304,056	4,908,219
Centro Retail Australia	2,903,292	6,420,869
CFS Retail Property Trust Group	4,510,656	8,926,841
Coca-Cola Amatil Ltd.	1,289,286	18,240,723
Cochlear Ltd.	128,166	8,927,340
Commonwealth Bank of Australia	3,595,536	203,403,192
Computershare Ltd.	998,760	8,670,213
Crown Ltd.	898,146	8,335,134
CSL Ltd.	1,154,970	53,031,797
Dexus Property Group	10,415,886	10,279,901
Echo Entertainment Group Ltd.	1,673,292	7,055,393
Fairfax Media Ltd.[a]	5,042,016	2,188,481
Fortescue Metals Group Ltd.	3,161,346	11,565,505
Goodman Group	3,482,622	14,360,467
GPT Group	3,278,196	11,891,355
Harvey Norman Holdings Ltd.	1,212,780	2,569,361
Iluka Resources Ltd.	944,148	8,976,711
Incitec Pivot Ltd.	3,680,406	11,068,227
Insurance Australia Group Ltd.	4,691,958	20,122,945
James Hardie Industries SE	988,920	8,564,352
Leighton Holdings Ltd.	342,924	5,666,771
Lend Lease Group	1,226,556	10,761,787
Lynas Corp. Ltd.[a,b]	3,844,980	2,543,100
Macquarie Group Ltd.	748,332	20,772,542
Metcash Ltd.	1,953,486	7,388,916

Security	Shares	Value

Mirvac Group	7,726,614	$10,779,840
National Australia Bank Ltd.	5,058,744	131,796,803
Newcrest Mining Ltd.	1,727,904	44,017,550
Orica Ltd.	823,116	20,585,705
Origin Energy Ltd.	2,460,984	30,265,307
OZ Minerals Ltd.	707,742	4,564,034
Qantas Airways Ltd.[b]	2,487,552	2,956,374
QBE Insurance Group Ltd.	2,666,640	35,908,572
QR National Ltd.	3,847,440	13,916,474
Ramsay Health Care Ltd.	299,874	7,716,627
Rio Tinto Ltd.	984,738	50,110,423
Santos Ltd.	2,156,682	25,029,674
Sims Metal Management Ltd.	368,262	3,470,892
Sonic Healthcare Ltd.	835,170	11,574,254
SP AusNet	3,750,762	4,089,416
Stockland Corp. Ltd.	5,132,544	16,867,438
Suncorp Group Ltd.	2,907,966	27,618,123
Sydney Airport	819,672	2,753,042
Tabcorp Holdings Ltd.	1,624,092	4,900,979
Tatts Group Ltd.	3,046,710	8,564,250
Telstra Corp. Ltd.	9,847,872	39,182,528
Toll Holdings Ltd.	1,535,040	7,344,970
Transurban Group	2,961,102	18,513,907
Wesfarmers Ltd.	2,273,286	81,098,756
Westfield Group	4,894,908	50,131,133
Westfield Retail Trust	6,566,478	19,611,900
Westpac Banking Corp.	6,901,038	176,656,554
Whitehaven Coal Ltd.	1,027,788	3,473,287
Woodside Petroleum Ltd.	1,488,546	52,764,972
Woolworths Ltd.	2,777,586	85,024,071
WorleyParsons Ltd.	464,448	12,729,166

		2,024,140,314
HONG KONG — 21.22%
AIA Group Ltd.	23,124,000	79,452,648
ASM Pacific Technology Ltd.[a]	442,800	4,932,528
Bank of East Asia Ltd. (The)[a]	3,050,520	11,110,677
BOC Hong Kong (Holdings) Ltd.	8,364,000	26,473,644
Cathay Pacific Airways Ltd.[a]	2,706,000	4,409,842
Cheung Kong (Holdings) Ltd.	3,198,000	43,498,985
Cheung Kong Infrastructure Holdings Ltd.	984,000	5,949,989
CLP Holdings Ltd.	4,059,000	33,832,632
First Pacific Co. Ltd.	4,920,000	5,277,602

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2012

Security	Shares	Value

Foxconn International Holdings Ltd.[b]	4,920,000	$1,547,758
Galaxy Entertainment Group Ltd.[a,b]	3,444,000	9,790,840
Hang Lung Group Ltd.[a]	1,968,000	12,280,574
Hang Lung Properties Ltd.	4,920,736	16,812,184
Hang Seng Bank Ltd.[a]	1,746,600	24,860,550
Henderson Land Development Co. Ltd.[a]	2,214,056	13,616,177
Hong Kong and China Gas Co. Ltd. (The)	11,808,097	27,829,430
Hong Kong Exchanges and Clearing Ltd.[a]	2,312,400	30,707,778
Hopewell Holdings Ltd.	1,353,000	4,334,833
Hutchison Whampoa Ltd.	4,920,000	43,039,097
Hysan Development Co. Ltd.	1,476,000	6,622,376
Kerry Properties Ltd.	1,722,000	8,181,234
Li & Fung Ltd.[a]	13,285,200	21,581,759
Lifestyle International Holdings Ltd.	1,107,000	2,420,592
Link REIT (The)	5,166,000	23,045,106
MGM China Holdings Ltd.	2,164,800	3,566,948
MTR Corp. Ltd.	3,321,000	11,903,149
New World Development Co. Ltd.	8,364,941	10,396,523
NWS Holdings Ltd.	3,198,000	5,096,184
Orient Overseas International Ltd.	492,000	2,626,114
PCCW Ltd.	9,102,000	3,497,046
Power Assets Holdings Ltd.	3,075,000	24,917,164
Sands China Ltd.	5,412,000	19,118,620
Shangri-La Asia Ltd.	3,445,000	6,449,173
Sino Land Co. Ltd.	6,396,800	10,474,051
SJM Holdings Ltd.	4,428,000	9,328,415
Sun Hung Kai Properties Ltd.	3,474,000	45,058,424
Swire Pacific Ltd. Class A	1,476,000	17,440,825
Wharf (Holdings) Ltd. (The)	3,444,600	21,206,079
Wheelock and Co. Ltd.	1,968,000	7,497,747
Wing Hang Bank Ltd.	369,000	3,273,128
Wynn Macau Ltd.[a]	3,542,400	8,129,537
Yue Yuen Industrial (Holdings) Ltd.[a]	1,722,000	4,973,125

		676,561,087
NEW ZEALAND — 0.89%
Auckland International Airport Ltd.	2,098,380	4,383,180
Contact Energy Ltd.[b]	818,688	3,209,742
Fletcher Building Ltd.	1,541,436	8,235,291
SKYCITY Entertainment Group Ltd.	1,295,928	3,945,953

Security	Shares	Value

Telecom Corp. of New Zealand Ltd.	4,311,642	$8,521,374

		28,295,540
SINGAPORE — 13.55%
Ascendas REIT	4,182,813	7,913,611
CapitaLand Ltd.	5,658,000	13,652,862
CapitaMall Trust Management Ltd.	5,166,000	8,200,000
CapitaMalls Asia Ltd.	2,952,000	3,916,595
City Developments Ltd.	1,230,000	11,359,307
ComfortDelGro Corp. Ltd.[a]	4,182,000	5,615,560
COSCO Corp. (Singapore) Ltd.[a]	2,214,104	1,721,726
DBS Group Holdings Ltd.	4,056,000	46,985,089
Fraser and Neave Ltd.	2,214,150	14,572,849
Genting Singapore PLC[a]	13,776,400	15,075,185
Global Logistic Properties Ltd.	4,674,000	8,880,375
Golden Agri-Resources Ltd.	15,006,987	8,541,735
Hutchison Port Holdings Trust	11,808,000	8,265,600
Jardine Cycle & Carriage Ltd.	246,000	9,128,860
Keppel Corp. Ltd.	3,198,200	28,689,962
Keppel Land Ltd.[a]	1,722,000	4,679,798
Neptune Orient Lines Ltd.[a,b]	1,968,750	1,720,328
Noble Group Ltd.[a]	8,610,708	8,283,509
Olam International Ltd.[a]	3,690,600	5,680,577
Oversea-Chinese Banking Corp. Ltd.	5,904,600	43,974,454
SembCorp Industries Ltd.	2,214,240	10,029,226
SembCorp Marine Ltd.[a]	1,968,200	7,889,210
Singapore Airlines Ltd.	1,230,800	10,508,273
Singapore Exchange Ltd.[a]	1,968,000	11,106,878
Singapore Press Holdings Ltd.[a]	3,750,517	11,936,470
Singapore Technologies Engineering Ltd.	3,444,000	9,414,815
Singapore Telecommunications Ltd.	17,958,328	48,804,499
StarHub Ltd.	1,476,000	4,271,573
United Overseas Bank Ltd.	2,796,000	42,789,514
UOL Group Ltd.	984,000	4,157,191
Wilmar International Ltd.[a]	4,428,000	11,110,823
Yangzijiang Shipbuilding (Holdings) Ltd.[a]	4,182,000	3,302,285

		432,178,739

TOTAL COMMON STOCKS
(Cost: $2,764,962,689)		3,161,175,680

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI PACIFIC EX-JAPAN INDEX FUND

August 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 2.92%

MONEY MARKET FUNDS — 2.92%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	86,271,015	$86,271,015
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	6,537,737	6,537,737
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	301,802	301,802

		93,110,554

TOTAL SHORT-TERM INVESTMENTS
(Cost: $93,110,554)		93,110,554

TOTAL INVESTMENTS IN SECURITIES — 102.06%
(Cost: $2,858,073,243)		3,254,286,234
Other Assets, Less Liabilities — (2.06)%		(65,704,365)

NET ASSETS — 100.00%		$3,188,581,869

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.36%

AGRICULTURE — 4.45%
Golden Agri-Resources Ltd.	51,975,628	$29,583,691
Wilmar International Ltd.[a]	15,015,000	37,675,926

		67,259,617
AIRLINES — 2.61%
Singapore Airlines Ltd.[a]	4,620,467	39,448,432

		39,448,432
BANKS — 30.31%
DBS Group Holdings Ltd.	13,860,500	160,561,348
Oversea-Chinese Banking Corp. Ltd.	19,635,000	146,231,481
United Overseas Bank Ltd.	9,910,000	151,660,975

		458,453,804
DISTRIBUTION & WHOLESALE — 2.83%
Jardine Cycle & Carriage Ltd.	1,155,000	42,861,111

		42,861,111
DIVERSIFIED FINANCIAL SERVICES — 2.58%
Singapore Exchange Ltd.[a]	6,930,000	39,111,111

		39,111,111
ENGINEERING & CONSTRUCTION — 4.51%
SembCorp Industries Ltd.	8,085,000	36,620,370
Singapore Technologies Engineering Ltd.	11,550,000	31,574,074

		68,194,444
ENTERTAINMENT — 3.42%
Genting Singapore PLC[a]	47,355,400	51,819,882

		51,819,882
FOOD — 1.29%
Olam International Ltd.[a]	12,705,000	19,555,556

		19,555,556
HOLDING COMPANIES — DIVERSIFIED — 8.76%
Keppel Corp. Ltd.	11,550,100	103,612,008
Noble Group Ltd.	30,030,999	28,889,850

		132,501,858
LODGING — 2.11%
City Developments Ltd.	3,465,000	32,000,000

		32,000,000
MEDIA — 2.74%
Singapore Press Holdings Ltd.[a]	13,027,000	41,459,989

		41,459,989

Security	Shares	Value

REAL ESTATE — 11.20%
CapitaLand Ltd.	19,635,000	$47,379,630
CapitaMalls Asia Ltd.	11,550,000	15,324,074
Fraser and Neave Ltd.	6,930,000	45,611,111
Global Logistic Properties Ltd.	16,170,000	30,722,222
Keppel Land Ltd.[a]	5,775,000	15,694,444
UOL Group Ltd.[a]	3,465,000	14,638,889

		169,370,370
REAL ESTATE INVESTMENT TRUSTS — 3.82%
Ascendas REIT	15,015,335	28,408,041
CapitaMall Trust Management Ltd.	18,480,800	29,334,603

		57,742,644
SHIPBUILDING — 3.04%
COSCO Corp. (Singapore) Ltd.[a]	8,085,000	6,287,037
SembCorp Marine Ltd.[a]	6,930,000	27,777,778
Yangzijiang Shipbuilding (Holdings) Ltd.[a]	15,015,000	11,856,481

		45,921,296
TELECOMMUNICATIONS — 12.09%
Singapore Telecommunications Ltd.	62,370,568	169,501,544
StarHub Ltd.	4,620,000	13,370,370

		182,871,914
TRANSPORTATION — 3.60%
ComfortDelGro Corp. Ltd.[a]	15,015,000	20,162,037
Hutchison Port Holdings Trust	40,425,000	28,297,500
Neptune Orient Lines Ltd.[a,b]	6,930,499	6,055,992

		54,515,529

TOTAL COMMON STOCKS
(Cost: $1,391,265,764)		1,503,087,557

SHORT-TERM INVESTMENTS — 6.20%

MONEY MARKET FUNDS — 6.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	85,804,787	85,804,787
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	6,502,406	6,502,406

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI SINGAPORE INDEX FUND

August 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	1,432,138	$1,432,138

		93,739,331

TOTAL SHORT-TERM INVESTMENTS
(Cost: $93,739,331)		93,739,331

TOTAL INVESTMENTS IN SECURITIES — 105.56%
(Cost: $1,485,005,095)		1,596,826,888
Other Assets, Less Liabilities — (5.56)%		(84,140,381)

NET ASSETS — 100.00%		$1,512,686,507

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of August 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
182	SGX MSCI Singapore Index (Sept. 2012)	Singapore	$10,128,620	$(43,899)

See notes to financial statements.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.30%

AEROSPACE & DEFENSE — 0.16%
Korea Aerospace Industries Ltd.[a]	183,410	$4,162,439

		4,162,439

AGRICULTURE — 1.59%
KT&G Corp.	560,001	42,396,462

		42,396,462
AIRLINES — 0.29%
Korean Air Lines Co. Ltd.[b]	182,160	7,625,956

		7,625,956
AUTO MANUFACTURERS — 9.57%
Hyundai Motor Co.	786,177	166,641,462
Kia Motors Corp.	1,360,564	88,855,606

		255,497,068
AUTO PARTS & EQUIPMENT — 5.06%
Hankook Tire Co. Ltd.	498,830	18,289,151
Hyundai Mobis Co. Ltd.	348,479	94,442,915
Hyundai Wia Corp.	81,870	12,988,080
Mando Corp.[a]	66,656	9,458,293

		135,178,439
BANKS — 0.69%
Industrial Bank of Korea	827,640	8,789,743
Korea Exchange Bank[b]	1,287,620	9,702,898

		18,492,641
BIOTECHNOLOGY — 0.55%
Celltrion Inc.[a]	548,299	14,569,761

		14,569,761
CHEMICALS — 4.05%
Hanwha Chemical Corp.	429,310	7,907,969
Honam Petrochemical Corp.[a]	74,400	15,343,924
KCC Corp.	23,066	5,753,159
KP Chemical Corp.	267,120	2,825,110
LG Chem Ltd.[a]	237,213	62,929,261
OCI Co. Ltd.[a]	79,346	13,286,980

		108,046,403
COMMERCIAL SERVICES — 0.19%
S1 Corp.[a]	98,149	5,103,705

		5,103,705

Security	Shares	Value

COMPUTERS — 0.44%
SK C&C Co. Ltd.	120,527	$11,631,778

		11,631,778
COSMETICS & PERSONAL CARE — 1.87%
AmorePacific Corp.[a]	16,635	17,138,980
AmorePacific Group	15,639	5,981,999
LG Household & Health Care Ltd.[a]	49,002	26,862,835

		49,983,814
DISTRIBUTION & WHOLESALE — 2.03%
Daewoo International Corp.	194,113	5,876,639
Hanwha Corp.	229,050	6,651,711
Samsung C&T Corp.[a]	642,826	36,542,714
SK Networks Co. Ltd.[a]	618,410	5,145,128

		54,216,192
DIVERSIFIED FINANCIAL SERVICES — 9.25%
BS Financial Group Inc.	883,092	9,184,079
Daewoo Securities Co. Ltd.	838,677	8,315,625
DGB Financial Group Inc.	673,440	7,775,312
Hana Financial Group Inc.	1,172,561	35,033,441
Hyundai Securities Co. Ltd.	592,527	4,428,449
KB Financial Group Inc.	1,859,012	60,212,573
Korea Investment Holdings Co. Ltd.	206,575	6,945,763
Mirae Asset Securities Co. Ltd.	116,822	3,181,491
Samsung Card Co. Ltd.	214,930	6,809,945
Samsung Securities Co. Ltd.	317,297	13,576,970
Shinhan Financial Group Co. Ltd.	2,154,967	67,044,473
Woori Finance Holdings Co. Ltd.	1,870,510	17,804,568
Woori Investment & Securities Co. Ltd.	672,898	6,582,940

		246,895,629
ELECTRIC — 1.07%
Korea Electric Power Corp.[b]	1,313,330	28,474,534

		28,474,534
ELECTRICAL COMPONENTS & EQUIPMENT — 1.62%
LG Electronics Inc.[a]	540,467	33,534,319
LG Innotek Co. Ltd.[a,b]	65,810	5,208,539
LS Industrial Systems Co. Ltd.[a]	80,176	4,557,763

		43,300,621
ELECTRONICS — 2.08%
LG Display Co. Ltd.[a,b]	1,228,782	28,103,464
Samsung Electro-Mechanics Co. Ltd.	320,794	27,509,755

		55,613,219

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2012

Security	Shares	Value

ENGINEERING & CONSTRUCTION — 2.75%
Daelim Industrial Co. Ltd.	146,149	$11,438,168
Daewoo Engineering & Construction Co. Ltd.[b]	538,344	4,744,687
GS Engineering & Construction Corp.	184,130	11,392,245
Hyundai Engineering & Construction Co. Ltd.	346,339	19,352,555
Samsung Engineering Co. Ltd.[a]	155,565	26,393,092

		73,320,747
ENVIRONMENTAL CONTROL — 0.37%
Woongjin Coway Co. Ltd.	286,730	9,918,830

		9,918,830
FOOD — 1.20%
CJ CheilJedang Corp.	41,084	11,080,052
Lotte Confectionery Co. Ltd.[a]	3,809	5,451,860
ORION Corp.[a]	19,151	15,528,408

		32,060,320
GAS — 0.23%
Korea Gas Corp.	122,620	6,160,044

		6,160,044
HOLDING COMPANIES — DIVERSIFIED — 0.47%
CJ Corp.[a]	76,824	5,525,031
LS Corp.	91,449	7,076,543

		12,601,574
HOME BUILDERS — 0.21%
Hyundai Development Co.	304,817	5,601,352

		5,601,352
HOME FURNISHINGS — 1.01%
LG Corp.	486,779	26,856,772

		26,856,772
INSURANCE — 3.25%
Dongbu Insurance Co. Ltd.	215,260	8,793,479
Hyundai Marine & Fire Insurance Co. Ltd.	322,250	9,287,275
Korea Life Insurance Co. Ltd.	880,130	5,507,479
Samsung Fire & Marine Insurance Co. Ltd.	181,645	37,461,655
Samsung Life Insurance Co. Ltd.	303,564	25,818,157

		86,868,045

Security	Shares	Value

INTERNET — 2.50%
NCsoft Corp.[a]	80,971	$18,019,326
NHN Corp.[a]	213,257	48,773,993

		66,793,319
IRON & STEEL — 4.93%
Dongkuk Steel Mill Co. Ltd.[a]	166,471	2,310,824
Hyundai Steel Co.	283,678	20,901,602
POSCO	333,570	108,482,829

		131,695,255
LODGING — 0.39%
Kangwon Land Inc.	508,912	10,405,868

		10,405,868
MACHINERY — 0.79%
Doosan Heavy Industries & Construction Co. Ltd.	250,178	13,053,245
Doosan Infracore Co. Ltd.[a,b]	514,230	8,021,920

		21,075,165
MANUFACTURING — 1.27%
Cheil Industries Inc.	240,610	21,948,340
Doosan Corp.[a]	40,345	4,818,109
Kumho Petro Chemical Co. Ltd.[a]	71,447	7,084,092

		33,850,541
METAL FABRICATE & HARDWARE — 0.51%
Hyosung Corp.	115,641	6,186,545
Hyundai Hysco Co. Ltd.	178,300	7,480,075

		13,666,620
MINING — 0.61%
Korea Zinc Co. Ltd.	45,260	16,314,941

		16,314,941
OIL & GAS — 3.78%
GS Holdings Corp.	268,736	15,395,254
S-Oil Corp.[a]	235,123	21,344,205
SK Holdings Co. Ltd.	132,869	19,556,349
SK Innovation Co. Ltd.	309,171	44,551,688

		100,847,496
PHARMACEUTICALS — 0.20%
Yuhan Corp.	45,469	5,369,920

		5,369,920

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH KOREA INDEX FUND

August 31, 2012

Security	Shares	Value

RETAIL — 2.06%
E-Mart Co. Ltd.[a]	107,812	$23,469,925
Hyundai Department Store Co. Ltd.[a]	79,144	9,939,866
Lotte Shopping Co. Ltd.	52,111	14,673,980
Shinsegae Co. Ltd.	34,351	6,842,195

		54,925,966
SEMICONDUCTORS — 24.60%
Samsung Electronics Co. Ltd.	544,575	591,791,099
Samsung Techwin Co. Ltd.[a]	197,295	12,380,658
SK Hynix Inc.[a,b]	2,813,470	52,568,526

		656,740,283
SHIPBUILDING — 3.30%
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	498,330	10,694,578
Hyundai Heavy Industries Co. Ltd.	214,001	43,663,088
Hyundai Mipo Dockyard Co. Ltd.	57,951	6,256,691
Samsung Heavy Industries Co. Ltd.	840,210	27,510,236

		88,124,593
TELECOMMUNICATIONS — 1.63%
KT Corp.	169,812	5,148,426
LG Uplus Corp.	1,211,485	8,114,827
Samsung SDI Co. Ltd.	185,570	23,387,912
SK Telecom Co. Ltd.	53,517	6,862,817

		43,513,982
TRANSPORTATION — 0.73%
Hyundai Glovis Co. Ltd.[a]	70,585	14,183,876
Hyundai Merchant Marine Co. Ltd.[a,b]	220,050	5,313,976

		19,497,852

TOTAL COMMON STOCKS
(Cost: $1,192,542,749)		2,597,398,146

PREFERRED STOCKS — 2.57%

AUTO MANUFACTURERS — 0.77%
Hyundai Motor Co. Ltd.[a]	118,306	7,215,401
Hyundai Motor Co. Ltd. Series 2	197,816	13,285,076

		20,500,477
CHEMICALS — 0.12%
LG Chem Ltd.	39,115	3,133,682

		3,133,682

Security	Shares	Value

SEMICONDUCTORS — 1.68%
Samsung Electronics Co. Ltd.	70,032	$44,995,772

		44,995,772

TOTAL PREFERRED STOCKS
(Cost: $35,542,963)		68,629,931

SHORT-TERM INVESTMENTS — 6.26%

MONEY MARKET FUNDS — 6.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	150,784,807	150,784,807
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	11,426,681	11,426,681
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	5,008,334	5,008,334

		167,219,822

TOTAL SHORT-TERM INVESTMENTS (Cost: $167,219,822)		167,219,822

TOTAL INVESTMENTS IN SECURITIES — 106.13% (Cost: $1,395,305,534)		2,833,247,899
Other Assets, Less Liabilities — (6.13)%		(163,696,684)

NET ASSETS —100.00%		$2,669,551,215

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	53

Schedule of Investments

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.91%

AIRLINES — 0.51%
China Airlines Ltd.	15,631,761	$6,001,978
EVA Airways Corp.	9,823,212	5,509,999

		11,511,977
APPAREL — 1.44%
Far Eastern New Century Corp.	18,396,031	19,347,433
Pou Chen Corp.	13,395,103	12,925,060

		32,272,493
AUTO MANUFACTURERS — 0.58%
China Motor Co. Ltd.	3,572,000	3,267,764
Yulon Motor Co. Ltd.[a]	5,358,362	9,732,393

		13,000,157
AUTO PARTS & EQUIPMENT — 1.34%
Cheng Shin Rubber Industry Co. Ltd.	10,716,757	26,048,543
Nan Kang Rubber Tire Co. Ltd.[a]	2,763,076	4,003,789

		30,052,332
BANKS — 0.81%
Chang Hwa Commercial Bank Ltd.[a]	25,797,155	13,307,270
Taiwan Business Bank Ltd.[b]	17,045,556	4,894,387

		18,201,657
BUILDING MATERIALS — 1.72%
Asia Cement Corp.[a]	11,037,181	12,676,673
Taiwan Cement Corp.	18,753,504	20,380,840
Taiwan Glass Industry Corp.[a]	5,585,693	5,548,208

		38,605,721
CHEMICALS — 8.63%
China Petrochemical Development Corp.	8,037,800	6,427,342
Eternal Chemical Co. Ltd.	3,873,839	3,201,146
Formosa Chemicals & Fibre Corp.	18,753,204	48,399,809
Formosa Plastics Corp.[a]	23,256,768	62,663,055
LCY Chemical Corp.[a]	2,679,250	3,640,796
Nan Ya Plastics Corp.	27,683,860	52,038,373
Taiwan Fertilizer Co. Ltd.	4,465,000	11,016,777
TSRC Corp.[a]	3,167,720	6,663,095

		194,050,393

Security	Shares	Value

COMPUTERS — 8.28%
Acer Inc.[a,b]	14,288,841	$12,618,605
Advantech Co. Ltd.	1,786,771	6,204,273
ASUSTeK Computer Inc.	3,934,857	39,281,568
Chicony Electronics Co. Ltd.	2,769,135	5,843,188
Chimei Innolux Corp.[a,b]	30,362,008	9,711,463
Clevo Co.[a]	2,679,300	3,524,571
Compal Electronics Inc.[a]	25,004,554	21,914,779
Foxconn Technology Co. Ltd.	4,312,442	16,414,089
Inventec Corp.	13,395,868	4,383,143
Lite-On Technology Corp.	12,560,639	15,202,269
Quanta Computer Inc.[a]	14,463,240	37,327,918
Wistron Corp.[a]	12,153,404	13,593,504

		186,019,370
DIVERSIFIED FINANCIAL SERVICES — 10.84%
Capital Securities Corp.	9,823,043	3,328,900
China Development Financial Holding Corp.[a]	73,226,508	17,358,626
Chinatrust Financial Holding Co. Ltd.[a]	60,866,868	36,376,646
E.Sun Financial Holding Co. Ltd.	22,508,553	12,550,260
First Financial Holding Co. Ltd.	38,807,536	22,480,410
Fubon Financial Holding Co. Ltd.	33,737,515	33,511,104
Hua Nan Financial Holdings Co. Ltd.	30,362,410	16,321,151
Mega Financial Holding Co. Ltd.	47,999,972	36,139,006
SinoPac Financial Holdings Co. Ltd.	35,878,979	14,255,279
Taishin Financial Holdings Co. Ltd.	39,196,361	14,984,419
Taiwan Cooperative Financial Holding Co. Ltd.	25,254,692	13,870,645
Yuanta Financial Holding Co. Ltd.	48,222,453	22,379,623

		243,556,069
ELECTRICAL COMPONENTS & EQUIPMENT — 2.37%
Delta Electronics Inc.	10,716,180	36,494,620
Pacific Electric Wire & Cable Co. Ltd.[b,c]	197	—
Simplo Technology Co. Ltd.[a]	1,786,835	10,559,574
Walsin Lihwa Corp.[b]	19,646,069	6,178,958

		53,233,152

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2012

Security	Shares	Value

ELECTRONICS — 13.00%
AU Optronics Corp.[a,b]	44,650,830	$13,551,335
Cheng Uei Precision Industry Co. Ltd.[a]	2,679,762	5,323,556
E Ink Holdings Inc.[a]	4,465,000	4,464,851
Hon Hai Precision Industry Co. Ltd.	59,831,899	169,401,524
Kinsus Interconnect Technology Corp.[a]	1,786,043	5,110,477
Nan Ya Printed Circuit Board Corp.[a]	956,446	1,532,817
Pegatron Corp.[a]	9,823,037	12,315,283
Phison Electronics Corp.[a]	893,698	6,743,539
Radiant Opto-Electronics Corp.[a]	2,493,450	10,697,751
Synnex Technology International Corp.[a]	7,144,538	15,934,531
TPK Holding Co. Ltd.[a]	1,194,466	15,433,820
Tripod Technology Corp.	2,679,061	5,903,577
Unimicron Technology Corp.[a]	7,144,794	8,122,608
Wintek Corp.[a,b]	9,823,926	4,985,599
WPG Holdings Co. Ltd.[a]	8,037,744	9,473,218
Ya Hsin Industrial Co. Ltd.[b,c]	6,845,461	23
Zhen Ding Technology Holding Ltd.[a]	957,450	3,036,885

		292,031,394
ENGINEERING & CONSTRUCTION — 0.30%
CTCI Corp.	3,572,000	6,762,125

		6,762,125
FOOD — 1.93%
Standard Foods Corp.	1,786,920	4,743,085
Uni-President Enterprises Co.[a]	24,118,547	38,612,545

		43,355,630
INSURANCE — 2.65%
Cathay Financial Holding Co. Ltd.[a]	42,142,987	40,242,043
China Life Insurance Co. Ltd.[a]	10,716,139	9,696,082
Shin Kong Financial Holding Co. Ltd.[a,b]	35,720,411	9,672,216

		59,610,341
IRON & STEEL — 2.96%
China Steel Corp.[a]	67,961,701	58,202,318
Feng Hsin Iron & Steel Co. Ltd.[a]	2,679,050	4,141,432
Tung Ho Steel Enterprise Corp.	4,465,882	4,115,333

		66,459,083

Security	Shares	Value

LEISURE TIME — 0.40%
Giant Manufacturing Co. Ltd.	1,786,590	$9,007,215

		9,007,215
LODGING — 0.09%
Formosa International Hotels Corp.[a]	178,200	1,951,507

		1,951,507
MACHINERY — 0.31%
Teco Electric and Machinery Co. Ltd.	10,716,092	7,084,192

		7,084,192
MANUFACTURING — 0.93%
Airtac International Group	468,000	2,281,326
Hiwin Technologies Corp.[a]	977,854	7,052,067
Largan Precision Co. Ltd.[a]	553,794	11,519,270

		20,852,663
METAL FABRICATE & HARDWARE — 0.72%
Catcher Technology Co. Ltd.[a]	3,239,743	16,171,132

		16,171,132
OIL & GAS — 0.91%
Formosa Petrochemical Corp.	7,144,950	20,372,566

		20,372,566
REAL ESTATE — 0.61%
Farglory Land Development Co. Ltd.[a]	1,786,000	3,214,096
Highwealth Construction Corp.	2,679,000	4,472,305
Ruentex Development Co. Ltd.	3,572,665	5,988,040

		13,674,441
RETAIL — 1.78%
Far Eastern Department Stores Co. Ltd.[a]	5,565,090	5,472,001
Hotai Motor Co. Ltd.[a]	1,421,000	10,247,938
President Chain Store Corp.[a]	3,572,215	19,023,348
Ruentex Industries Ltd.[a]	2,679,550	5,206,832

		39,950,119
SEMICONDUCTORS — 27.67%
Advanced Semiconductor Engineering Inc.[a]	36,645,448	27,406,699
Epistar Corp.[a]	4,465,047	9,063,966
Everlight Electronics Co. Ltd.[a]	1,942,784	3,000,025
Inotera Memories Inc.[a,b]	10,716,024	1,835,438

SCHEDULES OF INVESTMENTS	55

Schedule of Investments (Continued)

iSHARES® MSCI TAIWAN INDEX FUND

August 31, 2012

Security	Shares	Value

Macronix International Co. Ltd.[a]	21,432,448	$5,781,916
MediaTek Inc.[a]	6,814,632	72,808,328
Motech Industries Inc.[a,b]	1,786,118	1,747,296
MStar Semiconductor Inc.[a]	1,257,634	10,014,547
Novatek Microelectronics Corp. Ltd.[a]	2,995,544	9,651,430
Powertech Technology Inc.[a]	4,465,036	8,422,909
Realtek Semiconductor Corp.[a]	2,706,746	5,097,008
Richtek Technology Corp.	893,416	5,085,888
Siliconware Precision Industries Co. Ltd.	17,860,214	20,155,428
Sino-American Silicon Products Inc.[a]	2,679,408	3,180,293
Taiwan Semiconductor Manufacturing Co. Ltd.	146,452,882	407,316,119
Transcend Information Inc.[a]	893,905	2,345,863
United Microelectronics Corp.	72,333,501	28,980,736

		621,893,889
TELECOMMUNICATIONS — 7.25%
Chunghwa Telecom Co. Ltd.	22,325,648	67,459,221
Far EasTone Telecommunications Co. Ltd.	9,351,259	23,041,732
HTC Corp.[a]	4,194,884	36,135,023
Taiwan Mobile Co. Ltd.	9,823,609	36,406,818

		163,042,794
TEXTILES — 0.18%
Formosa Taffeta Co. Ltd.	4,465,515	4,070,267

		4,070,267
TRANSPORTATION — 0.70%
Evergreen Marine Corp. Ltd.	9,823,766	5,247,914
U-Ming Marine Transport Corp.	2,679,800	4,026,276
Wan Hai Lines Ltd.[b]	6,251,854	3,172,788
Yang Ming Marine Transport Corp.	8,350,635	3,331,778

		15,778,756

TOTAL COMMON STOCKS
(Cost: $1,503,763,165)		2,222,571,435

Security	Shares	Value

SHORT-TERM INVESTMENTS — 9.69%

MONEY MARKET FUNDS — 9.69%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	195,747,847	$195,747,847
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	14,834,043	14,834,043
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	7,309,605	7,309,605

		217,891,495

TOTAL SHORT-TERM INVESTMENTS
(Cost: $217,891,495)		217,891,495

TOTAL INVESTMENTS IN SECURITIES — 108.60%
(Cost: $1,721,654,660)		2,440,462,930
Other Assets, Less Liabilities — (8.60)%		(193,334,940)

NET ASSETS — 100.00%		$2,247,127,990

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of August 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
781	MSCI Taiwan Index (Sept. 2012)	Singapore	$20,415,340	$(165,994)

See notes to financial statements.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.05%

AIRLINES — 0.48%
Thai Airways International PCL NVDR[a]	4,310,366	$2,833,686

		2,833,686
AUTO PARTS & EQUIPMENT — 0.15%
Somboon Advance Technology PCL NVDR	952,900	904,700

		904,700
BANKS — 32.58%
Bangkok Bank PCL Foreign	5,325,000	32,797,990
Bangkok Bank PCL NVDR	3,365,800	20,193,726
Bank of Ayudhya PCL NVDR	12,149,400	12,310,306
Kasikornbank PCL Foreign	7,560,200	40,774,655
Kasikornbank PCL NVDR	4,192,600	22,612,076
Kiatnakin Bank PCL NVDR	2,078,900	2,769,876
Krung Thai Bank PCL NVDR	19,129,600	10,134,079
LH Financial Group PCL NVDR	26,161,643	1,093,721
Siam Commercial Bank PCL NVDR	9,738,100	46,616,084
Thanachart Capital PCL NVDR	4,529,200	4,878,267

		194,180,780
BUILDING MATERIALS — 0.55%
Dynasty Ceramic PCL NVDR	1,111,800	1,836,147
TPI Polene PCL NVDR	3,911,900	1,423,190

		3,259,337
CHEMICALS — 7.09%
Indorama Ventures PCL NVDR	9,429,710	8,651,800
IRPC PCL NVDR	66,270,200	7,952,001
PTT Global Chemical PCL NVDR	10,920,507	21,781,768
Siam Gas and Petrochemicals PCL NVDR	2,095,700	943,015
Sri Trang Agro-Industry PCL NVDR	4,023,471	1,848,986
Vinythai PCL NVDR	1,851,565	1,099,062

		42,276,632
COAL — 1.72%
Banpu PCL NVDR	712,150	10,227,142

		10,227,142
COMMERCIAL SERVICES — 0.41%
Bangkok Expressway PCL NVDR	2,756,100	2,440,778

		2,440,778

Security	Shares	Value

COMPUTERS — 0.20%
Cal-Comp Electronics (Thailand) PCL NVDR	13,706,800	$1,198,552

		1,198,552
DISTRIBUTION & WHOLESALE — 0.12%
Energy Earth PCL NVDR[a]	4,559,200	718,763

		718,763
DIVERSIFIED FINANCIAL SERVICES —0.74%
Phatra Capital PCL NVDR	818,800	966,829
TISCO Financial Group PCL NVDR	2,676,200	3,416,244

		4,383,073
ELECTRIC — 2.50%
Electricity Generating PCL NVDR	1,040,700	3,985,448
Glow Energy PCL NVDR	3,442,400	6,866,124
Ratchaburi Electricity Generating Holding PCL NVDR	2,754,800	4,066,044

		14,917,616
ELECTRONICS — 0.87%
Delta Electronics (Thailand) PCL NVDR	3,403,444	2,682,785
Hana Microelectronics PCL NVDR	3,855,900	2,497,998

		5,180,783
ENGINEERING & CONSTRUCTION — 0.65%
CH. Karnchang PCL NVDR	2,866,200	649,434
Italian-Thai Development PCL NVDR[a]	8,685,300	936,854
Sino-Thai Engineering & Construction PCL NVDR	4,169,700	2,262,164

		3,848,452
ENTERTAINMENT — 0.29%
Major Cineplex Group PCL NVDR	3,177,200	1,743,987

		1,743,987
FOOD — 4.15%
Charoen Pokphand Foods PCL NVDR	20,037,400	20,302,775
GFPT PCL NVDR	3,266,300	760,938
Khon Kaen Sugar Industry PCL NVDR	3,578,100	1,404,520
Thai Vegetable Oil PCL NVDR	2,751,053	2,282,667

		24,750,900
HEALTH CARE — SERVICES — 1.25%
Bangkok Chain Hospital PCL NVDR	4,715,100	1,384,360
Bumrungrad Hospital PCL NVDR	2,433,776	6,058,227

		7,442,587

SCHEDULES OF INVESTMENTS	57

Schedule of Investments (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 4.58%
Siam Cement PCL Foreign	1,919,400	$22,480,287
Siam Cement PCL NVDR	456,200	4,833,522

		27,313,809
HOME BUILDERS — 0.48%
Asian Property Development PCL NVDR	5,846,060	1,501,860
Quality Houses PCL NVDR	23,415,641	1,337,610

		2,839,470
INSURANCE — 0.53%
Bangkok Life Assurance PCL NVDR	2,225,500	3,160,515

		3,160,515
IRON & STEEL — 0.33%
G J Steel PCL NVDR[a]	115,238,600	514,869
G Steel PCL NVDR[a]	52,018,200	630,825
Sahaviriya Steel Industries PCL NVDR[a]	47,293,640	830,110

		1,975,804
LODGING — 0.34%
Central Plaza Hotel PCL NVDR	3,926,200	2,054,881

		2,054,881
MEDIA — 1.98%
BEC World PCL NVDR	6,572,200	10,906,475
MCOT PCL NVDR	956,400	877,501

		11,783,976
METAL FABRICATE & HARDWARE — 0.16%
STP & I PCL NVDR	821,100	969,545

		969,545
OIL & GAS — 17.90%
Bangchak Petroleum PCL NVDR	2,543,500	1,858,821
Esso (Thailand) PCL NVDR	7,135,200	2,390,924
PTT Exploration & Production PCL NVDR	7,289,700	34,663,006
PTT PCL NVDR	5,363,900	56,489,134
Thai Oil PCL NVDR	5,395,900	11,279,127

		106,681,012
PACKAGING & CONTAINERS — 0.20%
Polyplex PCL NVDR	2,714,350	1,195,405

		1,195,405
REAL ESTATE — 2.91%
Amata Corp. PCL NVDR	3,565,900	1,957,347

Security	Shares	Value

Asset Corp. PCL NVDR	1,850,000	$903,303
Bangkok Land PCL NVDR	47,725,600	1,401,230
Hemaraj Land and Development PCL NVDR	33,503,700	3,207,630
LPN Development PCL NVDR	3,879,647	2,080,041
Pruksa Real Estate PCL NVDR	4,308,080	2,337,238
Sansiri PCL NVDR	18,358,428	1,359,233
Siam Future Development PCL NVDR	3,731,700	905,088
Supalai PCL NVDR	3,707,700	2,153,507
Ticon Industrial Connection PCL NVDR	2,506,483	1,039,869

		17,344,486
RETAIL — 6.31%
CP All PCL NVDR	25,536,000	28,115,270
Minor International PCL NVDR	6,574,590	3,084,298
Robinson Department Store PCL NVDR	2,343,700	4,618,589
Siam Global House PCL NVDR	3,834,040	1,786,404

		37,604,561
TELECOMMUNICATIONS — 8.19%
Advanced Information Service PCL NVDR	5,588,200	38,699,199
Jasmine International PCL NVDR	23,812,300	2,750,934
Samart Corp. PCL NVDR	2,511,900	745,514
Thaicom PCL NVDR[a]	3,203,300	1,911,655
True Corp. PCL NVDR[a]	33,956,300	4,681,386

		48,788,688
TRANSPORTATION — 0.95%
Precious Shipping PCL NVDR	1,975,700	838,577
Tanayong PCL NVDR	20,426,249	3,650,454
Thoresen Thai Agencies PCL NVDR	2,356,230	1,165,520

		5,654,551
WATER — 0.44%
Thai Tap Water Supply PCL NVDR	10,994,166	2,631,442

		2,631,442

TOTAL COMMON STOCKS
(Cost: $573,393,782)		590,305,913

RIGHTS — 0.10%

BANKS — 0.10%
Krung Thai Bank PCL NVDR[a]	4,782,400	610,487

		610,487

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI THAILAND INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

IRON & STEEL — 0.00%
G Steel PCL NVDR[a]	3,426,840	$11
G Steel PCL NVDR[a] Warrants	23,020,366	73

		84
REAL ESTATE — 0.00%
Ticon Industrial Connection PCL NVDR[a]	309,610	29,642

		29,642

TOTAL RIGHTS
(Cost: $0)		640,213

WARRANTS — 0.01%

REAL ESTATE — 0.01%
Bangkok Land PCL NVDR (Expires 9/22/15)[a]	6,189,157	41,478

		41,478

TOTAL WARRANTS
(Cost: $0)		41,478

SHORT-TERM INVESTMENTS — 0.51%

MONEY MARKET FUNDS — 0.51%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	3,026,377	3,026,377

		3,026,377

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,026,377)		3,026,377

TOTAL INVESTMENTS IN SECURITIES — 99.67%
(Cost: $576,420,159)		594,013,981
Other Assets, Less Liabilities — 0.33%		1,953,519

NET ASSETS — 100.00%		$595,967,500

NVDR	— Non-Voting Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	59

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2012

	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Japan Small Cap Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,533,518,026	$1,937,290,898	$48,165,176
Affiliated (Note 2)	12,648,879	158,396,172	899,408

Total cost of investments	$2,546,166,905	$2,095,687,070	$49,064,584

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,465,105,268	$1,858,900,656	$42,634,224
Affiliated (Note 2)	12,648,879	158,396,172	899,408

Total fair value of investments	2,477,754,147	2,017,296,828	43,533,632
Foreign currencies, at value[b]	5,036,955	2,486,198	109,757
Cash held at broker, at value[c]	1,033,248	193,249	—
Receivables:
Investment securities sold	4,766,604	3,461,705	—
Dividends and interest	23,777,783	3,962,650	87,541

Total Assets	2,512,368,737	2,027,400,630	43,730,930

LIABILITIES
Payables:
Investment securities purchased	4,908,212	3,442,861	—
Collateral for securities on loan (Note 5)	12,559,455	157,141,868	894,577
Futures variation margin	50,019	23,375	—
Securities related to in-kind transactions (Note 4)	52,749	—	—
Investment advisory fees (Note 2)	1,099,546	818,369	19,288

Total Liabilities	18,669,981	161,426,473	913,865

NET ASSETS	$2,493,698,756	$1,865,974,157	$42,817,065

Net assets consist of:
Paid-in capital	$2,763,686,770	$2,326,480,918	$50,180,320
Undistributed net investment income	15,190,680	4,985,539	41,015
Accumulated net realized loss	(216,493,091)	(387,078,954)	(1,874,388)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(68,685,603)	(78,413,346)	(5,529,882)

NET ASSETS	$2,493,698,756	$1,865,974,157	$42,817,065

Shares outstanding[d]	106,600,000	110,175,000	1,000,000

Net asset value per share	$23.39	$16.94	$42.82

[a]	Securities on loan with values of $11,595,572, $149,152,566 and $852,710, respectively. See Note 5.
[b]	Cost of foreign currencies: $5,126,714, $2,486,153 and $109,602, respectively.
[c]	Cost of cash held at broker: $961,292, $193,237 and $ —, respectively.
[d]	$0.001 par value, number of shares authorized: 627.8 million, 250 million and 500 million, respectively.

See notes to financial statements.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2012

	iShares MSCI Malaysia Index Fund	iShares MSCI Pacific ex-Japan Index Fund	iShares MSCI Singapore Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$497,803,699	$2,764,962,689	$1,391,265,764
Affiliated (Note 2)	131,852	93,110,554	93,739,331

Total cost of investments	$497,935,551	$2,858,073,243	$1,485,005,095

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$934,610,659	$3,161,175,680	$1,503,087,557
Affiliated (Note 2)	131,852	93,110,554	93,739,331

Total fair value of investments	934,742,511	3,254,286,234	1,596,826,888
Foreign currencies, at value[b]	1,216,837	10,539,009	3,802,304
Cash held at broker, at value[c]	—	—	597,376
Receivables:
Investment securities sold	5,866,768	1,931,637	—
Dividends and interest	1,201,642	23,068,734	7,042,431

Total Assets	943,027,758	3,289,825,614	1,608,268,999

LIABILITIES
Payables:
Investment securities purchased	5,917,872	7,083,043	2,225,568
Collateral for securities on loan (Note 5)	—	92,808,752	92,307,193
Capital shares redeemed	—	—	328,497
Futures variation margin	—	—	43,899
Investment advisory fees (Note 2)	417,629	1,351,950	677,335

Total Liabilities	6,335,501	101,243,745	95,582,492

NET ASSETS	$936,692,257	$3,188,581,869	$1,512,686,507

Net assets consist of:
Paid-in capital	$581,509,537	$3,260,367,349	$1,632,475,855
Undistributed net investment income	—	8,784,423	4,917,504
Accumulated net realized loss	(81,611,245)	(476,615,611)	(236,511,623)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	436,793,965	396,045,708	111,804,771

NET ASSETS	$936,692,257	$3,188,581,869	$1,512,686,507

Shares outstanding[d]	64,500,000	73,800,000	115,500,000

Net asset value per share	$14.52	$43.21	$13.10

[a]	Securities on loan with values of $ —, $87,611,909 and $87,245,393, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,227,871, $10,540,612 and $3,801,146, respectively.
[c]	Cost of cash held at broker: $ —, $ — and $588,820, respectively.
[d]	$0.001 par value, number of shares authorized: 300 million, 1 billion and 300 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2012

	iShares MSCI South Korea Index Fund	iShares MSCI Taiwan Index Fund	iShares MSCI Thailand Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$1,228,085,712	$1,503,763,165	$573,393,782
Affiliated (Note 2)	167,219,822	217,891,495	3,026,377

Total cost of investments	$1,395,305,534	$1,721,654,660	$576,420,159

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$2,666,028,077	$2,222,571,435	$590,987,604
Affiliated (Note 2)	167,219,822	217,891,495	3,026,377

Total fair value of investments	2,833,247,899	2,440,462,930	594,013,981
Foreign currencies, at value[b]	—	578,160	—
Cash	—	5,849,593	—
Cash held at broker, at value	—	2,136,000	—
Receivables:
Investment securities sold	44,341,108	2,583,854	3,388,961
Dividends and interest	351,209	17,498,237	2,581,734
Capital shares sold	19,625,244	—	—
Futures variation margin	—	23,828	—

Total Assets	2,897,565,460	2,469,132,602	599,984,676

LIABILITIES
Payables:
Investment securities purchased	64,390,348	8,433,816	3,701,613
Collateral for securities on loan (Note 5)	162,211,488	210,581,890	—
Foreign taxes (Note 1)	17,251	1,832,649	—
Investment advisory fees (Note 2)	1,395,158	1,156,257	315,563

Total Liabilities	228,014,245	222,004,612	4,017,176

NET ASSETS	$2,669,551,215	$2,247,127,990	$595,967,500

Net assets consist of:
Paid-in capital	$2,110,828,534	$2,528,748,366	$593,028,011
Undistributed (distributions in excess of) net investment income	(8,724,136)	49,800,550	2,546,326
Accumulated net realized loss	(870,481,180)	(1,050,070,320)	(17,203,163)
Net unrealized appreciation on investments and translation of assets and liabilities in foreign currencies	1,437,927,997	718,649,394	17,596,326

NET ASSETS	$2,669,551,215	$2,247,127,990	$595,967,500

Shares outstanding[c]	47,700,000	178,600,000	8,450,000

Net asset value per share	$55.97	$12.58	$70.53

[a]	Securities on loan with values of $154,344,908, $199,702,589 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $ —, $578,742 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million, 900 million and 200 million, respectively.

See notes to financial statements.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES®, INC.

Year ended August 31, 2012

	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Japan Small Cap Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$135,071,680	$65,294,787	$1,293,278
Interest — affiliated (Note 2)	1,038	994	10
Securities lending income — affiliated (Note 2)	72,055	951,866	22,396

Total investment income	135,144,773	66,247,647	1,315,684

EXPENSES
Investment advisory fees (Note 2)	13,830,149	9,202,379	291,630

Total expenses	13,830,149	9,202,379	291,630

Net investment income	121,314,624	57,045,268	1,024,054

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(78,881,140)	(168,647,637)	(492,031)
In-kind redemptions — unaffiliated	82,368,603	72,430,126	3,133,155
Futures contracts	(202)	(142)	—
Foreign currency transactions	(3,633,614)	45,573	12,976

Net realized gain (loss)	(146,353)	(96,172,080)	2,654,100

Net change in unrealized appreciation/depreciation on:
Investments	(123,840,642)	77,318,889	(8,076,630)
Futures contracts	(50,019)	(23,375)	—
Translation of assets and liabilities in foreign currencies	(787,901)	(3,561)	(1,898)

Net change in unrealized appreciation/depreciation	(124,678,562)	77,291,953	(8,078,528)

Net realized and unrealized loss	(124,824,915)	(18,880,127)	(5,424,428)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,510,291)	$38,165,141	$(4,400,374)

[a]	Net of foreign withholding tax of $659,171, $ — and $96,084, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	63

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2012

	iShares MSCI Malaysia Index Fund	iShares MSCI Pacific ex-Japan Index Fund	iShares MSCI Singapore Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$29,248,661	$150,035,023	$55,587,272
Interest — affiliated (Note 2)	378	1,459	631
Securities lending income — affiliated (Note 2)	—	704,110	722,355

Total investment income	29,249,039	150,740,592	56,310,258

EXPENSES
Investment advisory fees (Note 2)	4,728,077	16,176,388	7,690,242

Total expenses	4,728,077	16,176,388	7,690,242

Net investment income	24,520,962	134,564,204	48,620,016

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,428,870)	(82,848,651)	(22,302,172)
In-kind redemptions - unaffiliated	—	105,380,021	28,660,711
Futures contracts	—	—	297,219
Foreign currency transactions	(694,528)	(3,033,064)	(1,039,852)

Net realized gain (loss)	(3,123,398)	19,498,306	5,615,906

Net change in unrealized appreciation/depreciation on:
Investments	42,690,801	(127,312,719)	(25,655,363)
Futures contracts	—	—	(43,899)
Translation of assets and liabilities in foreign currencies	(2,560)	(637,305)	(100,164)

Net change in unrealized appreciation/depreciation	42,688,241	(127,950,024)	(25,799,426)

Net realized and unrealized gain (loss)	39,564,843	(108,451,718)	(20,183,520)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$64,085,805	$26,112,486	$28,436,496

[a]	Net of foreign withholding tax of $2,050,846, $838,289 and $234,795, respectively.

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2012

	iShares MSCI South Korea Index Fund	iShares MSCI Taiwan Index Fund	iShares MSCI Thailand Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$29,627,113	$62,757,119	$19,248,406
Interest — unaffiliated	368	151	—
Interest — affiliated (Note 2)	2,784	2,527	727
Securities lending income — affiliated (Note 2)	2,919,840	6,887,058 [b]	—

	32,550,105	69,646,855	19,249,133
Less: Other foreign taxes (Note 1)	(17,299)	(2,792,719)	(90,237)

Total investment income	32,532,806	66,854,136	19,158,896

EXPENSES
Investment advisory fees (Note 2)	19,188,641	14,284,338	3,584,474

Total expenses	19,188,641	14,284,338	3,584,474

Net investment income	13,344,165	52,569,798	15,574,422

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	294,427,131	8,911,597	(12,792,391)
In-kind redemptions — unaffiliated	—	—	72,001,230
Futures contracts	—	1,589,034	—
Foreign currency transactions	(947,417)	(692,597)	(373,072)

Net realized gain	293,479,714	9,808,034	58,835,767

Net change in unrealized appreciation/depreciation on:
Investments	(395,819,148)	(244,891,193)	(54,341,003)
Futures contracts	—	(165,994)	—
Translation of assets and liabilities in foreign currencies	(14,602)	56,839	11,751

Net change in unrealized appreciation/depreciation	(395,833,750)	(245,000,348)	(54,329,252)

Net realized and unrealized gain (loss)	(102,354,036)	(235,192,314)	4,506,515

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(89,009,871)	$(182,622,516)	$20,080,937

[a]	Net of foreign withholding tax of $5,756,996, $13,501,070 and $2,138,712, respectively.
[b]	Net of foreign tax paid of $1,583,232.

See notes to financial statements.

FINANCIAL STATEMENTS	65

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Australia Index Fund		iShares MSCI Hong Kong Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$121,314,624	$118,543,422	$57,045,268	$45,630,453
Net realized gain (loss)	(146,353)	106,704,629	(96,172,080)	84,133,431
Net change in unrealized appreciation/depreciation	(124,678,562)	256,987,740	77,291,953	91,543,565

Net increase (decrease) in net assets resulting from operations	(3,510,291)	482,235,791	38,165,141	221,307,449

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(127,985,295)	(126,555,555)	(55,827,349)	(46,031,342)

Total distributions to shareholders	(127,985,295)	(126,555,555)	(55,827,349)	(46,031,342)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	379,920,871	1,069,986,680	1,187,272,846	712,651,212
Cost of shares redeemed	(845,151,157)	(532,059,432)	(911,618,933)	(1,256,261,691)

Net increase (decrease) in net assets from capital share transactions	(465,230,286)	537,927,248	275,653,913	(543,610,479)

INCREASE (DECREASE) IN NET ASSETS	(596,725,872)	893,607,484	257,991,705	(368,334,372)

NET ASSETS
Beginning of year	3,090,424,628	2,196,817,144	1,607,982,452	1,976,316,824

End of year	$2,493,698,756	$3,090,424,628	$1,865,974,157	$1,607,982,452

Undistributed net investment income included in net assets at end of year	$15,190,680	$18,032,011	$4,985,539	$3,722,047

SHARES ISSUED AND REDEEMED
Shares sold	16,400,000	43,800,000	73,350,000	37,275,000
Shares redeemed	(37,600,000)	(21,000,000)	(54,600,000)	(69,225,000)

Net increase (decrease) in shares outstanding	(21,200,000)	22,800,000	18,750,000	(31,950,000)

See notes to financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Japan Small Cap Index Fund		iShares MSCI Malaysia Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$1,024,054	$901,280	$24,520,962	$28,277,199
Net realized gain (loss)	2,654,100	1,510,649	(3,123,398)	8,082,452
Net change in unrealized appreciation/depreciation	(8,078,528)	5,914,053	42,688,241	41,299,342

Net increase (decrease) in net assets resulting from operations	(4,400,374)	8,325,982	64,085,805	77,658,993

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(1,368,220)	(1,015,659)	(32,637,576)	(26,214,422)
Return of capital	—	—	(1,278,099)	—

Total distributions to shareholders	(1,368,220)	(1,015,659)	(33,915,675)	(26,214,422)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,249,057	39,895,589	102,342,503	475,718,489
Cost of shares redeemed	(30,050,195)	(9,483,428)	(174,222,658)	(342,902,968)

Net increase (decrease) in net assets from capital share transactions	(25,801,138)	30,412,161	(71,880,155)	132,815,521

INCREASE (DECREASE) IN NET ASSETS	(31,569,732)	37,722,484	(41,710,025)	184,260,092

NET ASSETS
Beginning of year	74,386,797	36,664,313	978,402,282	794,142,190

End of year	$42,817,065	$74,386,797	$936,692,257	$978,402,282

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$41,015	$(75,439)	$—	$4,891,859

SHARES ISSUED AND REDEEMED
Shares sold	100,000	900,000	7,275,000	32,925,000
Shares redeemed	(700,000)	(200,000)	(13,050,000)	(23,850,000)

Net increase (decrease) in shares outstanding	(600,000)	700,000	(5,775,000)	9,075,000

See notes to financial statements.

FINANCIAL STATEMENTS	67

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Pacific ex-Japan Index Fund		iShares MSCI Singapore Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$134,564,204	$142,331,398	$48,620,016	$66,235,936
Net realized gain	19,498,306	289,132,578	5,615,906	117,167,420
Net change in unrealized appreciation/depreciation	(127,950,024)	183,180,135	(25,799,426)	18,189,273

Net increase in net assets resulting from operations	26,112,486	614,644,111	28,436,496	201,592,629

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(141,521,654)	(153,265,871)	(55,248,494)	(74,873,803)

Total distributions to shareholders	(141,521,654)	(153,265,871)	(55,248,494)	(74,873,803)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	77,411,532	433,392,558	109,538,489	315,210,889
Cost of shares redeemed	(322,287,900)	(784,052,063)	(283,239,248)	(458,731,234)

Net decrease in net assets from capital share transactions	(244,876,368)	(350,659,505)	(173,700,759)	(143,520,345)

INCREASE (DECREASE) IN NET ASSETS	(360,285,536)	110,718,735	(200,512,757)	(16,801,519)

NET ASSETS
Beginning of year	3,548,867,405	3,438,148,670	1,713,199,264	1,730,000,783

End of year	$3,188,581,869	$3,548,867,405	$1,512,686,507	$1,713,199,264

Undistributed net investment income included in net assets at end of year	$8,784,423	$12,091,695	$4,917,504	$8,735,601

SHARES ISSUED AND REDEEMED
Shares sold	1,800,000	9,300,000	8,600,000	23,500,000
Shares redeemed	(7,800,000)	(17,100,000)	(24,400,000)	(34,300,000)

Net decrease in shares outstanding	(6,000,000)	(7,800,000)	(15,800,000)	(10,800,000)

See notes to financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI South Korea Index Fund		iShares MSCI Taiwan Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$13,344,165	$21,371,322	$52,569,798	$86,901,644
Net realized gain (loss)	293,479,714	(60,197,500)	9,808,034	(8,104,404)
Net change in unrealized appreciation/depreciation	(395,833,750)	635,977,653	(245,000,348)	293,449,652

Net increase (decrease) in net assets resulting from operations	(89,009,871)	597,151,475	(182,622,516)	372,246,892

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(21,597,221)	(31,827,218)	(88,700,282)	(61,236,384)
Return of capital	—	(4,789,805)	—	—

Total distributions to shareholders	(21,597,221)	(36,617,023)	(88,700,282)	(61,236,384)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	128,924,534	805,031,141	381,912,612	504,845,705
Cost of shares redeemed	(1,419,990,818)	(549,508,621)	(720,973,706)	(679,782,864)

Net increase (decrease) in net assets from capital share transactions	(1,291,066,284)	255,522,520	(339,061,094)	(174,937,159)

INCREASE (DECREASE) IN NET ASSETS	(1,401,673,376)	816,056,972	(610,383,892)	136,073,349

NET ASSETS
Beginning of year	4,071,224,591	3,255,167,619	2,857,511,882	2,721,438,533

End of year	$2,669,551,215	$4,071,224,591	$2,247,127,990	$2,857,511,882

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(8,724,136)	$(13,854,595)	$49,800,550	$84,856,114

SHARES ISSUED AND REDEEMED
Shares sold	2,350,000	13,050,000	30,600,000	33,200,000
Shares redeemed	(26,400,000)	(9,450,000)	(59,400,000)	(49,000,000)

Net increase (decrease) in shares outstanding	(24,050,000)	3,600,000	(28,800,000)	(15,800,000)

See notes to financial statements.

FINANCIAL STATEMENTS	69

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Thailand Investable Market Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,574,422	$16,617,847
Net realized gain	58,835,767	84,255,527
Net change in unrealized appreciation/depreciation	(54,329,252)	9,058,953

Net increase in net assets resulting from operations	20,080,937	109,932,327

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(15,932,327)	(15,281,425)

Total distributions to shareholders	(15,932,327)	(15,281,425)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	364,124,479	335,427,814
Cost of shares redeemed	(405,145,323)	(317,542,787)

Net increase (decrease) in net assets from capital share transactions	(41,020,844)	17,885,027

INCREASE (DECREASE) IN NET ASSETS	(36,872,234)	112,535,929

NET ASSETS
Beginning of year	632,839,734	520,303,805

End of year	$595,967,500	$632,839,734

Undistributed net investment income included in net assets at end of year	$2,546,326	$3,277,303

SHARES ISSUED AND REDEEMED
Shares sold	5,250,000	5,150,000
Shares redeemed	(6,350,000)	(5,050,000)

Net increase (decrease) in shares outstanding	(1,100,000)	100,000

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Australia Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$24.18	$20.92	$20.33	$23.96	$27.62

Income from investment operations:
Net investment income[a]	1.04	0.99	0.72	0.78	0.96
Net realized and unrealized gain (loss)[b]	(0.72)	3.33	0.69	(3.47)	(3.34)

Total from investment operations	0.32	4.32	1.41	(2.69)	(2.38)

Less distributions from:
Net investment income	(1.11)	(1.06)	(0.82)	(0.94)	(1.28)

Total distributions	(1.11)	(1.06)	(0.82)	(0.94)	(1.28)

Net asset value, end of year	$23.39	$24.18	$20.92	$20.33	$23.96

Total return	1.84%	20.54%	6.86%	(8.91)%	(9.25)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,493,699	$3,090,425	$2,196,817	$1,593,676	$1,059,092
Ratio of expenses to average net assets	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets	4.61%	3.95%	3.24%	4.92%	3.38%
Portfolio turnover rate[c]	9%	9%	8%	14%	10%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	71

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Hong Kong Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$17.59	$16.02	$14.39	$15.87	$18.30

Income from investment operations:
Net investment income[a]	0.54	0.42	0.42	0.52	0.45
Net realized and unrealized gain (loss)[b]	(0.65)	1.56	1.69	(1.46)	(2.25)

Total from investment operations	(0.11)	1.98	2.11	(0.94)	(1.80)

Less distributions from:
Net investment income	(0.54)	(0.41)	(0.48)	(0.54)	(0.63)

Total distributions	(0.54)	(0.41)	(0.48)	(0.54)	(0.63)

Net asset value, end of year	$16.94	$17.59	$16.02	$14.39	$15.87

Total return	(0.33)%	12.27%	14.85%	(4.77)%	(10.54)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,865,974	$1,607,982	$1,976,317	$1,951,777	$1,675,184
Ratio of expenses to average net assets	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets	3.26%	2.25%	2.67%	4.29%	2.34%
Portfolio turnover rate[c]	11%	15%	5%	9%	17%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Japan Small Cap Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Dec. 20, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$46.49	$40.74	$44.45	$43.24	$48.85

Income from investment operations:
Net investment income[b]	0.82	0.78	0.61	0.60	0.29
Net realized and unrealized gain (loss)[c]	(3.25)	5.87	(3.39)	1.29	(5.74)

Total from investment operations	(2.43)	6.65	(2.78)	1.89	(5.45)

Less distributions from:
Net investment income	(1.24)	(0.90)	(0.93)	(0.68)	(0.16)

Total distributions	(1.24)	(0.90)	(0.93)	(0.68)	(0.16)

Net asset value, end of period	$42.82	$46.49	$40.74	$44.45	$43.24

Total return	(5.18)%	16.38%	(6.25)%	4.62%	(11.19)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$42,817	$74,387	$36,664	$35,556	$34,594
Ratio of expenses to average net assets[e]	0.53%	0.51%	0.53%	0.56%	0.53%
Ratio of net investment income to average net assets[e]	1.84%	1.72%	1.46%	1.59%	0.93%
Portfolio turnover rate[f]	7%	10%	7%	7%	7%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	73

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Malaysia Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$13.92	$12.98	$9.79	$9.39	$10.97

Income from investment operations:
Net investment income[a]	0.38	0.41	0.24	0.28	0.34
Net realized and unrealized gain (loss)[b]	0.76	0.92	3.20	0.40	(1.31)

Total from investment operations	1.14	1.33	3.44	0.68	(0.97)

Less distributions from:
Net investment income	(0.52)	(0.39)	(0.25)	(0.28)	(0.61)
Return of capital	(0.02)	—	—	—	—

Total distributions	(0.54)	(0.39)	(0.25)	(0.28)	(0.61)

Net asset value, end of year	$14.52	$13.92	$12.98	$9.79	$9.39

Total return	8.61%	10.19%	35.76%	8.00%	(9.86)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$936,692	$978,402	$794,142	$513,000	$473,091
Ratio of expenses to average net assets	0.53%	0.52%	0.53%	0.56%	0.52%
Ratio of net investment income to average net assets	2.73%	2.84%	2.17%	3.45%	2.84%
Portfolio turnover rate[c]	24%	49%	29%	52%	92%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and August 31, 2008 would have been 14%,14%, 10%, 12% and 16%, respectively. See Note 4.

See notes to financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Pacific ex-Japan Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]
Net asset value, beginning of year	$44.47	$39.25	$36.85	$41.37	$48.31

Income from investment operations:
Net investment income[b]	1.73	1.64	1.25	1.38	1.64
Net realized and unrealized gain (loss)[c]	(1.14)	5.31	2.52	(4.79)	(6.01)

Total from investment operations	0.59	6.95	3.77	(3.41)	(4.37)

Less distributions from:
Net investment income	(1.85)	(1.73)	(1.37)	(1.11)	(2.51)
Net realized gain	—	—	—	—	(0.06)

Total distributions	(1.85)	(1.73)	(1.37)	(1.11)	(2.57)

Net asset value, end of year	$43.21	$44.47	$39.25	$36.85	$41.37

Total return	1.82%	17.61%	10.27%	(7.23)%	(9.87)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$3,188,582	$3,548,867	$3,438,149	$3,382,554	$3,263,971
Ratio of expenses to average net assets	0.50%	0.50%	0.50%	0.50%	0.50%
Ratio of net investment income to average net assets	4.16%	3.53%	3.09%	4.83%	3.35%
Portfolio turnover rate[d]	7%	10%	7%	10%	14%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	75

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Singapore Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$13.05	$12.17	$10.25	$11.44	$13.28

Income from investment operations:
Net investment income[a]	0.41	0.45	0.32	0.32	0.47
Net realized and unrealized gain (loss)[b]	0.11	0.92	1.97	(1.16)	(1.67)

Total from investment operations	0.52	1.37	2.29	(0.84)	(1.20)

Less distributions from:
Net investment income	(0.47)	(0.49)	(0.37)	(0.35)	(0.64)

Total distributions	(0.47)	(0.49)	(0.37)	(0.35)	(0.64)

Net asset value, end of year	$13.10	$13.05	$12.17	$10.25	$11.44

Total return	4.67%	11.27%	22.68%	(5.87)%	(9.55)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,512,687	$1,713,199	$1,730,001	$1,294,039	$1,476,968
Ratio of expenses to average net assets	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets	3.32%	3.34%	2.80%	3.97%	3.56%
Portfolio turnover rate[c]	3%	10%	9%	15%	16%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Korea Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$56.74	$47.76	$42.01	$43.55	$63.60

Income from investment operations:
Net investment income[a]	0.23	0.29	0.32	0.30	0.80
Net realized and unrealized gain (loss)[b]	(0.63)	9.19	5.82	(1.45)	(19.87)

Total from investment operations	(0.40)	9.48	6.14	(1.15)	(19.07)

Less distributions from:
Net investment income	(0.37)	(0.43)	(0.39)	(0.39)	(0.98)
Return of capital	—	(0.07)	—	—	—

Total distributions	(0.37)	(0.50)	(0.39)	(0.39)	(0.98)

Net asset value, end of year	$55.97	$56.74	$47.76	$42.01	$43.55

Total return	(0.62)%	19.76%	14.65%	(2.31)%	(30.35)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,669,551	$4,071,225	$3,255,168	$2,398,550	$1,985,763
Ratio of expenses to average net assets[c]	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets	0.42%	0.49%	0.67%	0.91%	1.35%
Portfolio turnover rate[d]	12%	18%	14%	62%	42%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and August 31, 2008 would have been 8%, 6%, 6%, 8% and 15%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	77

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Taiwan Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$13.78	$12.19	$10.94	$13.13	$15.99

Income from investment operations:
Net investment income[a]	0.28	0.39	0.23	0.30	0.54
Net realized and unrealized gain (loss)[b]	(1.01)	1.49	1.23	(1.89)	(3.01)

Total from investment operations	(0.73)	1.88	1.46	(1.59)	(2.47)

Less distributions from:
Net investment income	(0.47)	(0.29)	(0.21)	(0.60)	(0.39)

Total distributions	(0.47)	(0.29)	(0.21)	(0.60)	(0.39)

Net asset value, end of year	$12.58	$13.78	$12.19	$10.94	$13.13

Total return	(4.80)%	15.24%	13.30%	(9.67)%	(15.69)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$2,247,128	$2,857,512	$2,721,439	$3,035,331	$2,918,008
Ratio of expenses to average net assets[c]	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets	2.25%	2.64%	1.90%	3.18%	3.54%
Portfolio turnover rate[d]	22%	23%	9%	52%	33%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and August 31, 2008 would have been 7%, 8%, 4%, 14% and 11%, respectively. See Note 4.

See notes to financial statements.

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Thailand Investable Market Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$66.27	$55.06	$36.87	$38.83	$50.03

Income from investment operations:
Net investment income[b]	1.76	1.65	1.44	1.17	0.32
Net realized and unrealized gain (loss)[c]	4.37	11.10	17.95	(1.88)	(11.52)

Total from investment operations	6.13	12.75	19.39	(0.71)	(11.20)

Less distributions from:
Net investment income	(1.87)	(1.54)	(1.20)	(1.25)	0.00

Total distributions	(1.87)	(1.54)	(1.20)	(1.25)	0.00

Net asset value, end of period	$70.53	$66.27	$55.06	$36.87	$38.83

Total return	9.57%	23.33%	53.19%	(0.33)%	(22.39)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$595,968	$632,840	$520,304	$94,021	$58,248
Ratio of expenses to average net assets[e,f]	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[e]	2.66%	2.56%	3.22%	4.00%	1.68%
Portfolio turnover rate[g]	12%	22%	14%	15%	19%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	79

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Australia	Non-diversified
Hong Kong	Non-diversified
Japan Small Cap	Diversified
Malaysia	Non-diversified
Pacific ex-Japan	Diversified

iShares MSCI Index Fund	Diversification Classification
Singapore	Non-diversified
South Korea	Non-diversified
Taiwan	Non-diversified
Thailand Investable Market	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES®, INC.

(such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Australia
Assets:
Common Stocks	$2,465,102,887	$—	$2,381	$2,465,105,268
Short-Term Investments	12,648,879	—	—	12,648,879

	$2,477,751,766	$—	$2,381	$2,477,754,147

Liabilities:
Futures Contracts[a]	$(50,019)	$—	$—	$(50,019)

	$(50,019)	$—	$—	$(50,019)

Hong Kong
Assets:
Common Stocks	$1,858,900,656	$—	$—	$1,858,900,656
Short-Term Investments	158,396,172	—	—	158,396,172

	$2,017,296,828	$—	$—	$2,017,296,828

Liabilities:
Futures Contracts[a]	$(23,375)	$—	$—	$(23,375)

	$(23,375)	$—	$—	$(23,375)

Japan Small Cap
Assets:
Common Stocks	$42,634,224	$—	$—	$42,634,224
Short-Term Investments	899,408	—	—	899,408

	$43,533,632	$—	$—	$43,533,632

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Malaysia
Assets:
Common Stocks	$934,610,659	$—	$—	$934,610,659
Short-Term Investments	131,852	—	—	131,852

	$934,742,511	$—	$—	$934,742,511

Pacific ex-Japan
Assets:
Common Stocks	$3,161,172,276	$—	$3,404	$3,161,175,680
Short-Term Investments	93,110,554	—	—	93,110,554

	$3,254,282,830	$—	$3,404	$3,254,286,234

Singapore
Assets:
Common Stocks	$1,503,087,557	$—	$—	$1,503,087,557
Short-Term Investments	93,739,331	—	—	93,739,331

	$1,596,826,888	$—	$—	$1,596,826,888

Liabilities:
Futures Contracts[a]	$(43,899)	$—	$—	$(43,899)

	$(43,899)	$—	$—	$(43,899)

South Korea
Assets:
Common Stocks	$2,579,108,995	$18,289,151	$—	$2,597,398,146
Preferred Stocks	68,629,931	—	—	68,629,931
Short-Term Investments	167,219,822	—	—	167,219,822

	$2,814,958,748	$18,289,151	$—	$2,833,247,899

Taiwan
Assets:
Common Stocks	$2,222,571,412	$—	$23	$2,222,571,435
Short-Term Investments	217,891,495	—	—	217,891,495

	$2,440,462,907	$—	$23	$2,440,462,930

Liabilities:
Futures Contracts[a]	$(165,994)	$—	$—	$(165,994)

	$(165,994)	$—	$—	$(165,994)

NOTES TO FINANCIAL STATEMENTS	83

Notes to Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Thailand Investable Market
Assets:
Common Stocks	$590,305,913	$—	$—	$590,305,913
Rights	—	640,213	—	640,213
Warrants	41,478	—	—	41,478
Short-Term Investments	3,026,377	—	—	3,026,377

	$593,373,768	$640,213	$—	$594,013,981

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of August 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia and iShares MSCI Singapore Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

For its investment advisory services to each of the iShares MSCI South Korea, iShares MSCI Taiwan and iShares MSCI Thailand Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

NOTES TO FINANCIAL STATEMENTS	85

Notes to Financial Statements (Continued)

iSHARES®, INC.

Effective June 30, 2012, for its investment advisory services to the iShares MSCI Pacific ex-Japan Index Fund, BFA is entitled to an annual investment advisory fee of 0.50% based on the Fund’s allocable portion of the aggregate of the average daily net assets (of the Fund and certain other iShares funds) up to $46 billion, and 0.475% on its allocable portion of the aggregate average daily net assets in excess of $46 billion. Prior to June 30, 2012, for its investment advisory services to the Fund, BFA was entitled to an annual investment advisory fee of 0.50% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended August 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Australia	$38,799
Hong Kong	512,543
Japan Small Cap	12,059
Pacific ex-Japan	379,136
Singapore	388,961
South Korea	1,572,222
Taiwan	4,262,547

For the year ended August 31, 2012, BTC, the Funds’ securities lending agent, has agreed to voluntarily reimburse the iShares MSCI Taiwan Index Fund in the amount of $554,131, related to the foreign tax on the securities lending income. Such reimbursement is included in the “Securities lending income — affiliated” in the Fund’s Statement of Operations.

At a special meeting of the Board held on January 5, 2012, the directors approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Australia	$228,165,806	$239,802,176
Hong Kong	187,763,455	449,391,802
Japan Small Cap	3,909,599	4,545,120
Malaysia	220,327,800	302,753,431
Pacific ex-Japan	240,859,953	250,147,455
Singapore	49,281,305	59,533,585
South Korea	368,959,624	1,669,395,008
Taiwan	524,453,959	895,776,143
Thailand Investable Market	100,753,794	68,160,848

In-kind transactions (see Note 4) for the year ended August 31, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Australia	$378,325,886	$837,950,867
Hong Kong	1,131,043,306	593,221,463
Japan Small Cap	4,210,481	29,714,377
Pacific ex-Japan	76,874,400	318,997,518
Singapore	105,638,187	274,316,584
Thailand Investable Market	325,386,319	400,624,037

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO FINANCIAL STATEMENTS	87

Notes to Financial Statements (Continued)

iSHARES®, INC.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2012, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares MSCI Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Australia	$27,415,134	$3,829,340	$(31,244,474)
Hong Kong	40,275,941	45,573	(40,321,514)
Japan Small Cap	2,638,813	460,620	(3,099,433)
Malaysia	(2,953,935)	3,224,755	(270,820)
Pacific ex-Japan	85,551,430	3,650,178	(89,201,608)
Singapore	13,995,745	2,810,381	(16,806,126)
South Korea	(12,103,908)	13,383,515	(1,279,607)
Taiwan	(9,129,874)	1,074,920	8,054,954
Thailand Investable Market	67,721,779	(373,072)	(67,348,707)

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 was as follows:

iShares MSCI Index Fund	2012	2011
Australia
Ordinary income	$127,985,295	$126,555,555

Hong Kong
Ordinary income	$55,827,349	$46,031,342

Japan Small Cap
Ordinary income	$1,368,220	$1,015,659

Malaysia
Ordinary income	$32,637,576	$26,214,422
Return of capital	1,278,099	—

	$33,915,675	$26,214,422

Pacific ex-Japan
Ordinary income	$141,521,654	$153,265,871

Singapore
Ordinary income	$55,248,494	$74,873,803

South Korea
Ordinary income	$21,597,221	$31,827,218
Return of capital	—	4,789,805

	$21,597,221	$36,617,023

Taiwan
Ordinary income	$88,700,282	$61,236,384

Thailand Investable Market
Ordinary income	$15,932,327	$15,281,425

NOTES TO FINANCIAL STATEMENTS	89

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)[a]	Qualified Late-Year Losses[b]	Total
Australia	$35,171,363	$(83,748,394)	$(180,103,003)	$(41,307,980)	$(269,988,014)
Hong Kong	4,985,539	(221,631,319)	(146,622,533)	(97,238,448)	(460,506,761)
Japan Small Cap	316,645	(1,363,321)	(5,892,555)	(424,024)	(7,363,255)
Malaysia	—	(39,171,645)	398,019,062	(3,664,697)	355,182,720
Pacific ex-Japan	38,415,218	(266,976,532)	233,952,896	(77,177,062)	(71,785,480)
Singapore	19,173,778	(175,729,472)	55,179,811	(18,413,465)	(119,789,348)
South Korea	—	(366,086,322)	951,755,831	(26,946,828)	558,722,681
Taiwan	52,224,425	(839,147,106)	529,053,835	(23,751,530)	(281,620,376)
Thailand Investable Market	2,546,326	(6,554,963)	10,400,363	(3,452,237)	2,939,489

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending August 31, 2013.

As of August 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring[a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Australia	$23,345,303	$384,424	$—	$7,066	$529,868	$24,006,125	$23,348,244	$12,127,364	$83,748,394
Hong Kong	36,014,089	468,716	425,440	2,899,247	3,185,408	29,235,556	114,836,904	34,565,959	221,631,319
Japan Small Cap	486,584	—	—	—	—	131,718	541,322	203,697	1,363,321
Malaysia	—	—	—	—	—	39,171,645	—	—	39,171,645
Pacific ex-Japan	59,368,214	—	—	—	—	66,207,828	104,799,503	36,600,987	266,976,532
Singapore	12,674,147	2,558,348	—	—	807,115	15,680,510	132,420,824	11,588,528	175,729,472
South Korea	—	—	—	—	—	60,990,953	226,591,665	78,503,704	366,086,322
Taiwan	4,857,121	12,022,719	14,435,986	64,999,586	16,734,578	343,375,145	363,052,013	19,669,958	839,147,106
Thailand Investable Market	2,373,181	—	—	—	—	555,444	2,321,428	1,304,910	6,554,963

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

For the year ended August 31, 2012, the Funds utilized their capital loss carryforwards as follows:

iShares MSCI Index Fund	Utilized
Malaysia	$2,953,935
South Korea	174,121,897

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Australia	$2,657,584,305	177,500,015	(357,330,173)	$(179,830,158)
Hong Kong	2,163,896,257	102,798,102	(249,397,531)	(146,599,429)
Japan Small Cap	49,427,257	3,270,759	(9,164,384)	(5,893,625)
Malaysia	536,710,454	448,603,463	(50,571,406)	398,032,057
Pacific ex-Japan	3,020,166,055	569,050,520	(334,930,341)	234,120,179
Singapore	1,541,630,055	201,081,698	(145,884,865)	55,196,833
South Korea	1,881,477,700	1,461,874,526	(510,104,327)	951,770,199
Taiwan	1,911,250,219	795,694,640	(266,481,929)	529,212,711
Thailand Investable Market	583,616,122	60,016,559	(49,618,700)	10,397,859

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

NOTES TO FINANCIAL STATEMENTS	91

Notes to Financial Statements (Continued)

iSHARES®, INC.

The following table shows the value of futures contracts held as of August 31, 2012 and the related locations in the Statements of Assets and Liabilities, presented by risk exposure category:

Liabilities
	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Singapore Index Fund	iShares MSCI Taiwan Index Fund
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$(50,019)	$(23,375)	$(43,899)	$(165,994)[b]

[a]	Represents cumulative depreciation of futures contracts as reported in the Schedules of Investments.
[b]	Only current day’s variation margin is reported in the Statement of Assets and Liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended August 31, 2012 and the related locations in the Statements of Operations, presented by risk exposure category:

	Net Realized Gain (Loss)
	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Singapore Index Fund	iShares MSCI Taiwan Index Fund
Equity contracts:
Futures contracts	$(202)	$(142)	$297,219	$1,589,034

	Net Change in Unrealized Appreciation/Depreciation
	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Singapore Index Fund	iShares MSCI Taiwan Index Fund
Equity contracts:
Futures contracts	$(50,019)	$(23,375)	$(43,899)	$(165,994)

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

The following table shows the average quarter-end balances of open futures contracts for the year ended August 31, 2012:

	iShares MSCI Australia Index Fund	iShares MSCI Hong Kong Index Fund	iShares MSCI Singapore Index Fund	iShares MSCI Taiwan Index Fund
Average number of contracts purchased	88	31	144	391
Average value of contracts purchased	$9,850,970	$3,820,650	$7,754,199	$10,220,095

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	93

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Australia Index Fund, iShares MSCI Hong Kong Index Fund, iShares MSCI Japan Small Cap Index Fund, iShares MSCI Malaysia Index Fund, iShares MSCI Pacific ex-Japan Index Fund, iShares MSCI Singapore Index Fund, iShares MSCI South Korea Index Fund, iShares MSCI Taiwan Index Fund and iShares MSCI Thailand Investable Market Index Fund (the “Funds”), at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2012

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal year ended August 31, 2012, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Australia	$135,730,851	$658,850
Hong Kong	65,294,787	—
Japan Small Cap	1,389,362	96,084
Malaysia	31,299,507	—
Pacific ex-Japan	150,873,312	837,764
Singapore	55,822,067	234,795
South Korea	35,384,109	5,774,082
Taiwan	76,256,349	17,847,498
Thailand Investable Market	21,387,118	2,225,746

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2012:

iShares MSCI Index Fund	Qualified Dividend Income
Australia	$124,259,907
Japan Small Cap	1,181,543
Pacific ex-Japan	99,175,164
South Korea	27,371,303
Thailand Investable Market	18,158,073

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	95

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

I. iShares MSCI Australia, iShares MSCI Hong Kong, iShares MSCI Japan Small Cap, iShares MSCI Malaysia, iShares MSCI Singapore, iShares MSCI South Korea, iShares MSCI Taiwan, and iShares MSCI Thailand Investable Market Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Directors, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	97

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares MSCI Australia Index Fund and iShares MSCI Japan Small Cap Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI Pacific ex-Japan Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Directors, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	99

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that BFA and the Board had agreed to revise the Advisory Contract for the Fund to provide for a breakpoint in the Fund’s investment advisory fee rate as the aggregate assets of certain iShares funds, including the Fund, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	101

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Australia	$1.08982	$—	$0.01782	$1.10764	98%	—%	2%	100%
Japan Small Cap	1.24384	—	—	1.24384	100	—	—	100
Malaysia	0.43207	—	0.10494	0.53701	80	—	20	100
Pacific ex-Japan	1.84997	—	—	1.84997	100	—	—	100
Singapore	0.45773	—	0.01549	0.47322	97	—	3	100
South Korea	0.37301	—	—	0.37301	100	—	—	100
Taiwan	0.47282	—	—	0.47282	100	—	—	100
Thailand Investable Market	1.86655	—	—	1.86655	100	—	—	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

SUPPLEMENTAL INFORMATION	103

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Australia Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	5	0.36%
Greater than 5.0% and Less than 5.5%	1	0.07
Greater than 4.5% and Less than 5.0%	3	0.22
Greater than 4.0% and Less than 4.5%	4	0.29
Greater than 3.5% and Less than 4.0%	8	0.58
Greater than 3.0% and Less than 3.5%	13	0.94
Greater than 2.5% and Less than 3.0%	20	1.45
Greater than 2.0% and Less than 2.5%	26	1.88
Greater than 1.5% and Less than 2.0%	74	5.35
Greater than 1.0% and Less than 1.5%	122	8.82
Greater than 0.5% and Less than 1.0%	238	17.19
Between 0.5% and –0.5%	493	35.61
Less than –0.5% and Greater than –1.0%	126	9.10
Less than –1.0% and Greater than –1.5%	100	7.23
Less than –1.5% and Greater than –2.0%	47	3.40
Less than –2.0% and Greater than –2.5%	43	3.11
Less than –2.5% and Greater than –3.0%	24	1.73
Less than –3.0% and Greater than –3.5%	11	0.79
Less than –3.5% and Greater than –4.0%	8	0.58
Less than –4.0% and Greater than –4.5%	3	0.22
Less than –4.5% and Greater than –5.0%	3	0.22
Less than –5.0% and Greater than –5.5%	5	0.36
Less than –5.5% and Greater than –6.0%	2	0.14
Less than –6.0%	5	0.36

	1,384	100.00%

104	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Hong Kong Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	6	0.43%
Greater than 5.5% and Less than 6.0%	1	0.07
Greater than 5.0% and Less than 5.5%	1	0.07
Greater than 4.5% and Less than 5.0%	2	0.14
Greater than 4.0% and Less than 4.5%	6	0.43
Greater than 3.5% and Less than 4.0%	5	0.36
Greater than 3.0% and Less than 3.5%	12	0.87
Greater than 2.5% and Less than 3.0%	17	1.23
Greater than 2.0% and Less than 2.5%	40	2.89
Greater than 1.5% and Less than 2.0%	49	3.54
Greater than 1.0% and Less than 1.5%	97	7.01
Greater than 0.5% and Less than 1.0%	208	15.03
Between 0.5% and –0.5%	560	40.47
Less than –0.5% and Greater than –1.0%	138	9.97
Less than –1.0% and Greater than –1.5%	91	6.58
Less than –1.5% and Greater than –2.0%	54	3.90
Less than –2.0% and Greater than –2.5%	38	2.75
Less than –2.5% and Greater than –3.0%	21	1.52
Less than –3.0% and Greater than –3.5%	15	1.08
Less than –3.5% and Greater than –4.0%	3	0.22
Less than –4.0% and Greater than –4.5%	5	0.36
Less than –4.5% and Greater than –5.0%	6	0.43
Less than –5.0% and Greater than –5.5%	3	0.22
Less than –5.5% and Greater than –6.0%	1	0.07
Less than –6.0%	5	0.36

	1,384	100.00%

SUPPLEMENTAL INFORMATION	105

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Japan Small Cap Index Fund

Period Covered: January 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	12	1.06%
Greater than 4.5% and Less than 5.0%	3	0.26
Greater than 4.0% and Less than 4.5%	3	0.26
Greater than 3.5% and Less than 4.0%	5	0.44
Greater than 3.0% and Less than 3.5%	10	0.88
Greater than 2.5% and Less than 3.0%	12	1.06
Greater than 2.0% and Less than 2.5%	21	1.85
Greater than 1.5% and Less than 2.0%	56	4.94
Greater than 1.0% and Less than 1.5%	104	9.18
Greater than 0.5% and Less than 1.0%	161	14.22
Between 0.5% and –0.5%	436	38.49
Less than –0.5% and Greater than –1.0%	120	10.60
Less than –1.0% and Greater than –1.5%	69	6.09
Less than –1.5% and Greater than –2.0%	44	3.88
Less than –2.0% and Greater than –2.5%	30	2.65
Less than –2.5% and Greater than –3.0%	14	1.24
Less than –3.0% and Greater than –3.5%	13	1.15
Less than –3.5% and Greater than –4.0%	6	0.53
Less than –4.0% and Greater than –4.5%	3	0.26
Less than –4.5% and Greater than –5.0%	2	0.18
Less than –5.0% and Greater than –5.5%	3	0.26
Less than –5.5% and Greater than –6.0%	3	0.26
Less than –6.0%	3	0.26

	1,133	100.00%

106	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Malaysia Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	2	0.14%
Greater than 5.5% and Less than 6.0%	2	0.14
Greater than 5.0% and Less than 5.5%	2	0.14
Greater than 4.5% and Less than 5.0%	1	0.07
Greater than 4.0% and Less than 4.5%	2	0.14
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	6	0.43
Greater than 2.5% and Less than 3.0%	4	0.29
Greater than 2.0% and Less than 2.5%	18	1.30
Greater than 1.5% and Less than 2.0%	39	2.83
Greater than 1.0% and Less than 1.5%	101	7.31
Greater than 0.5% and Less than 1.0%	219	15.83
Between 0.5% and –0.5%	600	43.36
Less than –0.5% and Greater than –1.0%	186	13.44
Less than –1.0% and Greater than –1.5%	89	6.43
Less than –1.5% and Greater than –2.0%	41	2.96
Less than –2.0% and Greater than –2.5%	31	2.24
Less than –2.5% and Greater than –3.0%	15	1.08
Less than –3.0% and Greater than –3.5%	8	0.58
Less than –3.5% and Greater than –4.0%	5	0.36
Less than –4.0% and Greater than –4.5%	8	0.58
Less than –4.5% and Greater than –5.0%	2	0.14
Less than –5.0% and Greater than –5.5%	2	0.14

	1,384	100.00%

SUPPLEMENTAL INFORMATION	107

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Pacific ex-Japan Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	9	0.65%
Greater than 4.0% and Less than 4.5%	3	0.22
Greater than 3.5% and Less than 4.0%	10	0.72
Greater than 3.0% and Less than 3.5%	10	0.72
Greater than 2.5% and Less than 3.0%	12	0.87
Greater than 2.0% and Less than 2.5%	30	2.17
Greater than 1.5% and Less than 2.0%	60	4.34
Greater than 1.0% and Less than 1.5%	127	9.18
Greater than 0.5% and Less than 1.0%	228	16.47
Between 0.5% and –0.5%	524	37.85
Less than –0.5% and Greater than –1.0%	127	9.18
Less than –1.0% and Greater than –1.5%	99	7.15
Less than –1.5% and Greater than –2.0%	53	3.83
Less than –2.0% and Greater than –2.5%	30	2.17
Less than –2.5% and Greater than –3.0%	23	1.66
Less than –3.0% and Greater than –3.5%	13	0.94
Less than –3.5% and Greater than –4.0%	7	0.51
Less than –4.0% and Greater than –4.5%	5	0.36
Less than –4.5% and Greater than –5.0%	4	0.29
Less than –5.0% and Greater than –5.5%	3	0.22
Less than –5.5% and Greater than –6.0%	2	0.14
Less than –6.0%	5	0.36

	1,384	100.00%

108	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Singapore Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	7	0.51%
Greater than 4.0% and Less than 4.5%	3	0.22
Greater than 3.5% and Less than 4.0%	4	0.29
Greater than 3.0% and Less than 3.5%	3	0.22
Greater than 2.5% and Less than 3.0%	10	0.72
Greater than 2.0% and Less than 2.5%	33	2.39
Greater than 1.5% and Less than 2.0%	36	2.60
Greater than 1.0% and Less than 1.5%	104	7.51
Greater than 0.5% and Less than 1.0%	217	15.68
Between 0.5% and –0.5%	611	44.15
Less than –0.5% and Greater than –1.0%	152	10.98
Less than –1.0% and Greater than –1.5%	81	5.85
Less than –1.5% and Greater than –2.0%	47	3.40
Less than –2.0% and Greater than –2.5%	36	2.60
Less than –2.5% and Greater than –3.0%	13	0.94
Less than –3.0% and Greater than –3.5%	8	0.58
Less than –3.5% and Greater than –4.0%	5	0.36
Less than –4.0% and Greater than –4.5%	6	0.43
Less than –4.5% and Greater than –5.0%	4	0.29
Less than –5.0% and Greater than –5.5%	2	0.14
Less than –5.5%	2	0.14

	1,384	100.00%

SUPPLEMENTAL INFORMATION	109

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI South Korea Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	9	0.65%
Greater than 5.0% and Less than 5.5%	2	0.14
Greater than 4.5% and Less than 5.0%	5	0.36
Greater than 4.0% and Less than 4.5%	5	0.36
Greater than 3.5% and Less than 4.0%	8	0.58
Greater than 3.0% and Less than 3.5%	10	0.72
Greater than 2.5% and Less than 3.0%	26	1.88
Greater than 2.0% and Less than 2.5%	40	2.89
Greater than 1.5% and Less than 2.0%	64	4.62
Greater than 1.0% and Less than 1.5%	99	7.15
Greater than 0.5% and Less than 1.0%	208	15.03
Between 0.5% and –0.5%	433	31.29
Less than –0.5% and Greater than –1.0%	176	12.72
Less than –1.0% and Greater than –1.5%	91	6.58
Less than –1.5% and Greater than –2.0%	61	4.41
Less than –2.0% and Greater than –2.5%	41	2.96
Less than –2.5% and Greater than –3.0%	36	2.60
Less than –3.0% and Greater than –3.5%	17	1.23
Less than –3.5% and Greater than –4.0%	13	0.94
Less than –4.0% and Greater than –4.5%	10	0.72
Less than –4.5% and Greater than –5.0%	7	0.51
Less than –5.0% and Greater than –5.5%	4	0.29
Less than –5.5% and Greater than –6.0%	6	0.43
Less than –6.0%	13	0.94

	1,384	100.00%

110	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Taiwan Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	5	0.36%
Greater than 4.5% and Less than 5.0%	6	0.43
Greater than 4.0% and Less than 4.5%	5	0.36
Greater than 3.5% and Less than 4.0%	14	1.01
Greater than 3.0% and Less than 3.5%	14	1.01
Greater than 2.5% and Less than 3.0%	14	1.01
Greater than 2.0% and Less than 2.5%	30	2.17
Greater than 1.5% and Less than 2.0%	47	3.40
Greater than 1.0% and Less than 1.5%	107	7.73
Greater than 0.5% and Less than 1.0%	200	14.45
Between 0.5% and –0.5%	499	36.06
Less than –0.5% and Greater than –1.0%	195	14.09
Less than –1.0% and Greater than –1.5%	89	6.43
Less than –1.5% and Greater than –2.0%	52	3.76
Less than –2.0% and Greater than –2.5%	36	2.60
Less than –2.5% and Greater than –3.0%	21	1.52
Less than –3.0% and Greater than –3.5%	22	1.59
Less than –3.5% and Greater than –4.0%	8	0.58
Less than –4.0% and Greater than –4.5%	4	0.29
Less than –4.5% and Greater than –5.0%	4	0.29
Less than –5.0% and Greater than –5.5%	2	0.14
Less than –5.5% and Greater than –6.0%	2	0.14
Less than –6.0%	8	0.58

	1,384	100.00%

SUPPLEMENTAL INFORMATION	111

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Thailand Index Fund

Period Covered: April 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	1	0.09%
Greater than 4.5% and Less than 5.0%	3	0.28
Greater than 4.0% and Less than 4.5%	3	0.28
Greater than 3.5% and Less than 4.0%	5	0.47
Greater than 3.0% and Less than 3.5%	5	0.47
Greater than 2.5% and Less than 3.0%	19	1.77
Greater than 2.0% and Less than 2.5%	22	2.05
Greater than 1.5% and Less than 2.0%	51	4.76
Greater than 1.0% and Less than 1.5%	136	12.69
Greater than 0.5% and Less than 1.0%	185	17.26
Between 0.5% and –0.5%	361	33.67
Less than –0.5% and Greater than –1.0%	113	10.54
Less than –1.0% and Greater than –1.5%	66	6.16
Less than –1.5% and Greater than –2.0%	36	3.36
Less than –2.0% and Greater than –2.5%	27	2.52
Less than –2.5% and Greater than –3.0%	13	1.21
Less than –3.0% and Greater than –3.5%	10	0.93
Less than –3.5% and Greater than –4.0%	2	0.19
Less than –4.0% and Greater than –4.5%	2	0.19
Less than –4.5% and Greater than –5.0%	4	0.37
Less than –5.0% and Greater than –5.5%	3	0.28
Less than –5.5% and Greater than –6.0%	1	0.09
Less than –6.0%	4	0.37

	1,072	100.00%

112	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director of iShares, Inc. also serves as a Trustee of iShares Trust, a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Director and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Trustee of iShares Trust (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Director (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

DIRECTOR AND OFFICER INFORMATION	113

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Director (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Trustee of iShares Trust (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Director (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the

Investment Committee, Archdiocese

of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Director (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Director (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

114	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (51)	Director (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Director (since 2002).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Trustee of iShares Trust (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Director (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

DIRECTOR AND OFFICER INFORMATION	115

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

116	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	117

Notes:

118	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-83-0812

Item 1. Reports to Stockholders.	August 31, 2012

2012 Annual Report

iShares, Inc.

iShares MSCI Brazil Index Fund  |  EWZ  |  NYSE Arca

iShares MSCI Canada Index Fund  |  EWC  |  NYSE Arca

iShares MSCI Chile Investable Market Index Fund  |  ECH  |  NYSE Arca

iShares MSCI Israel Capped Investable Market Index Fund  |  EIS  |  NYSE Arca

iShares MSCI Mexico Investable Market Index Fund  |  EWW  |  NYSE Arca

iShares MSCI South Africa Index Fund  |  EZA  |  NYSE Arca

iShares MSCI Turkey Investable Market Index Fund  |  TUR  |  NYSE Arca

iShares MSCI USA Index Fund  |  EUSA  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI BRAZIL INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.79)%	(17.32)%	(16.47)%	0.64%	0.75%	1.23%	23.68%	23.92%	24.87%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.79)%	(17.32)%	(16.47)%	3.25%	3.80%	6.32%	737.32%	753.88%	821.77%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	24.56%
Consumer Non-Cyclical	20.11
Basic Materials	18.24
Energy	17.28
Utilities	7.78
Consumer Cyclical	3.30
Communications	3.17
Diversified	2.67
Industrial	2.10
Technology	0.45
Short-Term and Other Net Assets	0.34

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Petroleo Brasileiro SA (Preferred)	9.45%
Itau Unibanco Holding SA (Preferred)	7.83
Vale SA Class A (Preferred)	7.42
Petroleo Brasileiro SA	6.91
Banco Bradesco SA (Preferred)	6.74
Companhia de Bebidas das Americas (Preferred)	6.16
Vale SA	3.61
Itausa — Investimentos Itau SA (Preferred)	2.67
BRF — Brasil Foods SA	2.34
BM&F Bovespa SA	2.11

TOTAL	55.24%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Brazil Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Brazil IndexSM (the “Index”). The Index consists of stocks traded primarily on the BM&FBOVESPA (the Brazilian exchange). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (16.79)%, net of fees, while the total return for the Index was (16.47)%.

The Brazilian equity market, as represented by the Index, declined for the reporting period, lagging broader international markets. Economic activity slowed dramatically in Brazil due to reduced demand from Europe, China, and the U.S. for Brazil’s exports, and due to earlier government efforts to slow an overheating economy.

As the sovereign debt crisis in Europe continued, economic activity in China cooled, and U.S. economic conditions remained tepid, Brazil’s economy, which relies heavily on exports to these markets, softened. For the second quarter of 2012, economic activity, as measured by annual gross domestic product (“GDP”) growth, expanded at a slight 0.5% pace, slowing for the ninth consecutive quarter. Industrial output fell 2.5% during the second quarter of 2012 amid declines in manufacturing, mining, and civil construction. Investment also shrank, largely due to a bleak international environment sapping enthusiasm for expansion of production capacity. In an effort to spur growth, the Brazilian government reduced payroll taxes, cut levies on automobiles and appliances, and implemented policies to weaken Brazil’s currency.

Agriculture was one bright spot, representing the largest contributor to Brazil’s GDP in the second quarter of 2012. Brazil also began to receive attention from foreign investors in anticipation of the 2014 World Cup and the 2016 Summer Olympics.

Sector performance was mostly negative during the reporting period. The materials and energy sectors, which represented 21% and 20% of the Index on average, respectively, both declined sharply as demand and prices for commodities fell, accounting for the bulk of Index declines. The financials and telecommunication services sectors also detracted from Index returns significantly. On the positive side, the information technology sector delivered solid gains. At only 3% of the Index, though, its impact on Index performance was modest. The consumer staples sector also added moderately to Index results.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI CANADA INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.87)%	(5.76)%	(5.73)%	0.27%	0.19%	0.49%	12.83%	12.69%	13.15%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(5.87)%	(5.76)%	(5.73)%	1.34%	0.93%	2.49%	234.48%	230.24%	243.98%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI CANADA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	33.20%
Energy	26.53
Basic Materials	19.61
Industrial	6.26
Communications	4.64
Consumer Non-Cyclical	3.70
Consumer Cyclical	3.43
Utilities	1.11
Technology	0.99
Diversified	0.30
Short-Term and Other Net Assets	0.23

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Royal Bank of Canada	6.60%
Toronto-Dominion Bank (The)	6.10
Bank of Nova Scotia	4.78
Suncor Energy Inc.	3.99
Canadian National Railway Co.	3.29
Barrick Gold Corp.	3.16
Bank of Montreal	3.08
Potash Corp. of Saskatchewan Inc.	2.88
Canadian Natural Resources Ltd.	2.74
Goldcorp Inc.	2.72

TOTAL	39.34%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Canada Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Canada IndexSM (the “Index”). The Index consists of stocks traded primarily on the Toronto Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (5.87)%, net of fees, while the total return for the Index was (5.73)%.

Canada’s economy grew at an annual rate of 1.8% in the second quarter of 2012 compared to the second quarter of 2011, matching the annual growth rate in the first quarter of 2012. Growth was somewhat muted by a rail strike as well as weakening global demand for Canadian exports. Confidence in the Canadian economy was evident, as foreign investors bid up the value of Canadian government securities, resulting in lower interest rates, with the 10-year bond averaging 1.75% in June 2012. Interest rates fell further in July 2012, but reversed course in August 2012 as global economic news became more favorable and demand for other currencies strengthened. Canada’s central bank kept its target interest rates unchanged throughout the reporting period at 1.0%.

Inflation was modest during the reporting period. In August 2012, the Canadian inflation rate was 1.2% compared to August 2011. Consumers pulled back as demand for household credit slowed significantly as policymakers warned about the dangers associated with too much debt. The unemployment rate was 7.3% as the reporting period came to a close, with the economy creating about 20,000 jobs per month during the period. Consumer spending advanced at an annual rate of 1.1% in the second quarter of 2012, up from 0.7% in the first quarter of 2012 but down from 2.8% in the fourth quarter of 2011.

Canadian exports expanded at a rate of 0.8% during the second quarter of 2012 compared to the second quarter of 2011, down from 4.0% in the first quarter of 2012 and 7.2% in the fourth quarter of 2011. As with much of the world, Canada’s economy depended in part on Europe’s fortunes, which continued to slide downward during the reporting period. Other trading partners, such as China and the U.S., were also experiencing slowing economies.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI CANADA INDEX FUND

The Index posted a decline for the reporting period. Three sectors which contributed negatively to Index performance were materials, information technology and energy, which together represented on average, 49% of the Index. On a positive note, the financials and industrials sectors contributed modestly to Index performance.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(8.68)%	(9.49)%	(7.55)%	5.95%	5.88%	6.80%	32.00%	31.59%	37.11%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Utilities	23.43%
Financial	17.09
Basic Materials	16.00
Consumer Cyclical	13.80
Consumer Non-Cyclical	12.02
Diversified	8.52
Industrial	3.92
Communications	3.51
Technology	1.59
Short-Term and Other Net Assets	0.12

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Empresas Copec SA	8.52%
LATAM Airlines Group SA	8.43
Sociedad Quimica y Minera de Chile SA Series B (Preferred)	7.15
Cencosud SA	6.87
Empresa Nacional de Electricidad SA	6.75
Banco Santander (Chile) SA	6.06
Enersis SA	5.35
S.A.C.I. Falabella SA	4.76
Empresas CMPC SA	4.70
Banco de Chile	4.13

TOTAL	62.72%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Chile Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Chile Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure broad based equity market performance in Chile. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (8.68)%, net of fees, while the total return for the Index was (7.55)%.

The Chilean equity market, as represented by the Index, declined during the reporting period. During the reporting period, the economy accelerated. Economic activity, as measured by annual gross domestic product (GDP) growth, expanded 5.5% in the second quarter of 2012, up from 3.7% in the second quarter of 2011. Largely driving the growth, domestic demand rose 7.1% in the second quarter of 2012.

As the world’s largest producer of copper, the Chilean economy relies heavily on mining and exports. Although export levels continued to rise in the second quarter of 2012, the country’s current account deficit expanded as copper prices fell and import demand grew amid strong domestic demand. Key sectors of the economy, notably services, retail sales, and construction, all remained solid. In an environment of strong local growth and declining inflation levels, Chile’s central bank left its key interest rate unchanged at 5.00% after cutting it once, from 5.25% to 5.00%, in January 2012. Despite the country’s overall economic health, the Chilean stock market softened largely due to overall macroeconomic concerns as investors braced for the headwind created by economic slowdown in China, Chile’s largest trading partner, as well as poor economic conditions in Europe.

Sector performance was mostly negative during the reporting period. The industrials sector was the most significant detractor from Index performance. Materials stocks also declined, reflecting the price decline for copper and other commodities, as well as investor concern about the outlook for the sector. Utilities, the largest sector at 23% of the Index on average, also hurt Index results. On the positive side, the health care sector delivered positive absolute returns. However, at less than 1% of the Index, the health care sector’s contribution to Index returns was negligible.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(16.52)%	(16.69)%	(16.58)%	(4.04)%	(4.12)%	(3.44)%	(16.71)%	(17.01)%	(14.37)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	29.33%
Consumer Non-Cyclical	27.03
Communications	12.17
Technology	11.39
Basic Materials	11.26
Industrial	3.38
Energy	3.13
Consumer Cyclical	1.04
Diversified	0.90
Short-Term and Other Net Assets	0.37

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Teva Pharmaceutical Industries Ltd.	22.88%
Israel Chemicals Ltd.	10.25
Mellanox Technologies Ltd.	9.35
Bank Hapoalim Ltd.	6.66
Bezeq The Israel Telecommunication Corp. Ltd.	4.87
Bank Leumi le-Israel	4.74
NICE Systems Ltd.	4.35
Israel Corp. Ltd. (The)	3.14
Mizrahi Tefahot Bank Ltd.	2.44
Israel Discount Bank Ltd. Class A	2.12

TOTAL	70.80%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Israel Capped Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Israel Capped Investable Market IndexSM (the “Index”). The Index is a custom, free float-adjusted market capitalization index designed to measure broad based equity market performance in Israel. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (16.52)%, net of fees, while the total return for the Index was (16.58)%.

The Israeli equity market, as represented by the Index, delivered negative results for the reporting period, lagging broader international markets. Israel enjoyed a relatively healthy economic environment, as measured by annual gross domestic product (“GDP”) growth, although it slowed during the course of the reporting period, from 4.9% in the third quarter of 2011 to 3.1% in the second quarter of 2012.

As major economies worldwide struggled with sluggish economic conditions and debt during the reporting period, Israel’s economy remained relatively solid. Although the global financial crisis of 2008-2009 had caused a brief recession in Israel, the country rebounded much better than most advanced economies. Key to its recovery was a prudent fiscal policy and a resilient financials sector. As a net lender of debt, Israel’s government debt accounts for approximately 74% of GDP, significantly lower than most advanced countries.

Bolstering Israel’s economy during the reporting period, export levels and domestic consumption remained strong, and investment increased. For the second quarter of 2012, export levels of goods and services expanded at an annual rate of 10.3%, and private consumption levels grew at an annual rate of 5.4%. After peaking at 4.2% in June 2011, inflation steadily dropped during the reporting period, ending the reporting period at 1.9%. The Bank of Israel cut its benchmark interest rate four times during the reporting period, from 3.25% to 2.25% cumulatively.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.13%	6.20%	5.58%	2.71%	2.88%	2.22%	18.20%	18.23%	17.52%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Ten Years Ended 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
6.13%	6.20%	5.58%	14.29%	15.27%	11.60%	432.10%	433.60%	402.30%

GROWTH OF $10,000 INVESTMENT

(AT NET ASSET VALUE)

Index performance reflects the performance of the MSCI Mexico IndexSM through November 30, 2007 and the MSCI Mexico Investable Market IndexSM thereafter.

“Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Communications	29.15%
Consumer Non-Cyclical	23.91
Basic Materials	13.20
Consumer Cyclical	10.34
Industrial	9.69
Financial	9.50
Diversified	4.10
Short-Term and Other Net Assets	0.11

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

America Movil SAB de CV Series L	23.36%
Fomento Economico Mexicano SAB de CV BD Units	9.41
Wal-Mart de Mexico SAB de CV Series V	8.24
Grupo Mexico SAB de CV Series B	6.12
Grupo Televisa SAB CPO	4.98
Grupo Financiero Banorte SAB de CV Series O	4.76
Cemex SAB de CV CPO	4.52
Grupo Modelo SAB de CV Series C	3.63
Grupo Financiero Inbursa SAB de CV Series O	3.49
Coca-Cola FEMSA SAB de CV Series L	3.27

TOTAL	71.78%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Mexico Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Mexico Investable Market IndexSM (the “Index”). The Index consists of stocks traded primarily on the Mexican Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 6.13%, net of fees, while the total return for the Index was 5.58%.

The Mexican equity market, as represented by the Index, delivered positive results for the reporting period, outpacing broader international markets. Unlike many countries, Mexico enjoyed steady economic expansion during the reporting period, with an annual gross domestic product (GDP) growth rate of 4.1% in the second quarter of 2012.

As the largest exporter in Latin America, Mexico exports more than 80% of its goods to the U.S. and Canada. During the reporting period, Mexico’s export levels remained strong, reaching an all-time high in May 2012. Manufacturing, particularly automobile production, was the main driver of growth. This was in part due to a recovery for light vehicle sales in the U.S., which provided the Mexican economy a buffer from overall global economic malaise for the reporting period. In July 2012, automobile production climbed 17.7%, with 68% of exported vehicles going to the U.S. Construction also expanded during the reporting period.

Unemployment levels declined to 4.75% by July 2012. Consumer confidence was healthy, rising to 98.9 in July 2012, its highest level since early 2008, though it decreased to 97.6 in August 2012 (a consumer confidence level of 100 is considered neutral; levels below 100 are pessimistic, and levels above 100 are optimistic). Accordingly, private consumption represented an important part of Mexico’s economic expansion. As household consumption grew during the reporting period, so too did demand for imports, leading to an uneven balance of trade throughout the reporting period. Given the steady economic environment, the benchmark interest rate was left unchanged at 4.5% throughout the reporting period.

Sector performance was mostly positive during the reporting period. The consumer staples sector, which represented 28% of the Index on average, gained ground and was the most significant contributor to Index gains. The financials and industrials sectors also helped Index performance. On the negative side, consumer discretionary stocks declined for the reporting period, detracting meaningfully from Index results. The telecommunication services sector, which accounted for approximately 29% of the Index throughout the reporting period, also detracted modestly from Index results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® MSCI SOUTH AFRICA INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.17)%	(2.63)%	(2.54)%	4.57%	4.52%	5.50%	16.64%	16.66%	17.82%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(3.17)%	(2.63)%	(2.54)%	25.04%	24.77%	30.67%	336.65%	337.56%	380.75%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (2/3/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/7/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Basic Materials	25.55%
Financial	23.98
Communications	21.54
Consumer Non-Cyclical	9.72
Consumer Cyclical	8.92
Diversified	7.56
Industrial	1.11
Energy	0.80
Technology	0.55
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

MTN Group Ltd.	11.54%
Sasol Ltd.	8.60
Naspers Ltd. Class N	8.28
Standard Bank Group Ltd.	5.74
AngloGold Ashanti Ltd.	4.36
FirstRand Ltd.	3.69
Gold Fields Ltd.	3.17
Shoprite Holdings Ltd.	3.13
Impala Platinum Holdings Ltd.	3.10
Sanlam Ltd.	2.86

TOTAL	54.47%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI South Africa Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI South Africa IndexSM (the “Index”). The Index consists of stocks traded primarily on the Johannesburg Stock Exchange. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (3.17)%, net of fees, while the total return for the Index was (2.54)%.

The South African equity market, as represented by the Index, declined only modestly for the reporting period, despite global economic conditions. South Africa is the world’s largest producer and exporter of gold and platinum, and is a key exporter of coal and diamonds. During the reporting period, South Africa’s economy, as measured by annual gross domestic product (“GDP”) growth, remained healthy. For the second quarter of 2012, annual GDP expanded by 3.0%, up from 2.1% in the first quarter of 2012.

Underlying the apparent steady growth, the country’s mining industry experienced turbulence during the reporting period, as it was plagued by strikes and protests, as well as global economic sluggishness, but rebounded sharply in the second quarter of 2012. Retail sales also remained healthy, climbing by 8.3% annually in the second quarter of 2012. However, ongoing clashes between striking mine workers and police caused prolonged shutdowns and led to investor concern about further production slowdowns in the mining industry, which would crimp exports. Meanwhile, manufacturing and construction activity was poor during the reporting period. The softer outlook, combined with an uncertain global economy, led the South Africa Reserve Bank to reduce its benchmark interest rate in July 2012 from 5.50% to 5.00%, its first interest rate cut since 2010.

Sector performance was varied during the reporting period. The consumer discretionary sector, buoyed by healthy consumer confidence levels, delivered gains and made the most significant sector contribution to Index returns. The financials sector, which comprised 25% of the Index on average, also contributed meaningfully to Index results, as did the traditionally economically defensive consumer staples and health care sectors. On the negative side, the materials sector declined, enduring turbulence in the mining industry and a decline in commodity prices. Because the materials sector represented approximately 22% of the Index throughout the reporting period, the sector’s negative performance had a significant impact on Index results. The energy sector also declined during the reporting period as oil and natural gas prices fell.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
20.37%	15.59%	20.63%	4.81%	4.67%	5.15%	23.17%	22.43%	24.94%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (3/26/08). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (3/28/08), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	44.57%
Consumer Non-Cyclical	13.40
Diversified	9.77
Communications	9.69
Consumer Cyclical	7.25
Industrial	5.68
Basic Materials	5.41
Energy	3.92
Utilities	0.31
Short-Term and Other Assets, less Liabilities	(0.00)[a]

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Turkiye Garanti Bankasi AS	13.58%
Akbank TAS	9.74
Turkiye Is Bankasi AS Class C	6.58
Turkcell Iletisim Hizmetleri AS	6.27
BIM Birlesik Magazalar AS	5.99
Haci Omer Sabanci Holding AS	4.81
Turkiye Petrol Rafinerileri AS	3.93
Anadolu Efes Biracilik ve Malt Sanayii AS	3.88
Turkiye Halk Bankasi AS	3.87
KOC Holding AS	3.53

TOTAL	62.18%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
[a]	Rounds to less than 0.01%.

The iShares MSCI Turkey Investable Market Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Turkey Investable Market IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index designed to measure broad-based equity market performance in Turkey. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 20.37%, net of fees, while the total return for the Index was 20.63%.

The Turkish equity market, as represented by the Index, delivered positive results for the reporting period, outpacing broader international markets. Turkey enjoyed a healthy economic environment, as measured by annual gross domestic product (GDP) growth, although it slowed during the course of the reporting period, from 8.4% in the third quarter of 2011 to 3.2% in the second quarter of 2012.

After two years of rapid expansion, the Turkish economy softened during the reporting period. Turkey’s largest trading partner, Europe, accounts for roughly 60% of Turkey’s exports. During the reporting period, the ongoing sovereign debt crisis in Europe worsened, spreading to include several peripheral European markets. As a result, economic activity throughout Europe was hampered, in turn, reducing European demand for exports. Export trade with the Middle East, Turkey’s second-largest trading partner, was threatened when conflict arose in Syria.

As demand slowed, though, Turkey focused on the markets of Northern Africa, as well as North America and South America. As a result, overall export levels did not experience the sharp decline that they might otherwise have experienced. During the first half of 2012, for example, while Turkish automobile exports — which accounted for 13% of all Turkish exports for the first eight months of 2012 — from Turkey to Europe declined by 10%, automobile exports to North African countries climbed sharply, with exports to Morocco up 56%, to Tunisia up 68%, to Egypt up 30%, and to Libya up 328%. Export of gold, to Iran in particular, represented a critical component of Turkey’s export market in 2012. Iran became Turkey’s largest export market, representing 86% of Turkey’s total exports, as it began acquiring large amounts of gold. Turkey continued to struggle with a trade deficit throughout the reporting period, although the deficit did narrow late in the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

Sector performance was mostly positive during the reporting period. The financials sector, which represented 46% of the Index on average, delivered solid total returns and was the most significant contributor to Index gains. The consumer staples and industrials sectors also added significantly to Index performance. The only negative sector returns came from utilities, though at less than 1% of the Index, the impact on Index results was negligible.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI USA INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
17.44%	17.57%	17.69%	10.66%	10.69%	10.88%	26.55%	26.63%	27.07%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (5/5/10). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (5/7/10), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI USA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Consumer Non-Cyclical	21.26%
Technology	15.24
Financial	14.69
Communications	11.27
Energy	11.23
Industrial	10.02
Consumer Cyclical	9.37
Utilities	3.39
Basic Materials	3.24
Diversified	0.03
Short-Term and Other Net Assets	0.26

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Apple Inc.	4.69%
Exxon Mobil Corp.	3.08
Microsoft Corp.	1.76
Chevron Corp.	1.67
General Electric Co.	1.66
AT&T Inc.	1.62
International Business Machines Corp.	1.61
Johnson & Johnson	1.40
Procter & Gamble Co. (The)	1.39
Pfizer Inc.	1.35

TOTAL	20.23%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI USA Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI USA IndexSM (the “Index”). The Index is a market capitalization weighted index designed to measure the performance of equity securities in the top 85% by market capitalization of equity securities listed on stock exchanges in the United States. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was 17.44%, net of fees, while the total return for the Index was 17.69%.

Although U.S. stocks as a group performed very well, the U.S. economy weakened as the reporting period came to a close. During the second quarter of 2012, the nation’s economy posted a 1.7% growth in gross domestic product (GDP), down from 2.0% in the first quarter and 3.0% in the fourth quarter of 2011. Although job growth was significant in certain industries such as health care, the overall unemployment rate stayed above 8% for the reporting period. In addition, the number of U.S. jobs created each month, particularly the 96,000 added in August 2012, was considered a sign that the economy was lagging.

In this environment, consumers and businesses were reluctant to spend money. The growth rate in consumer spending declined from 2.4% in the first quarter of 2012 compared to the first quarter of 2011, to 1.5% in the second quarter of 2012 compared to the second quarter of 2011. Despite record low interest rates, savings on disposable personal income rose to 4.0% in the second quarter of 2012, up from 3.6% in the first quarter of 2012. Business investment expanded 5.3% in the second quarter of 2012 compared to the second quarter of 2011, down from 7.5% in the first quarter of 2012 compared to the first quarter of 2011. Many economists blamed investor skittishness on the uncertainty surrounding U.S. tax laws as well as the continuing recession in Europe.

Still, there have been some encouraging signs. During the second quarter of 2012, home prices rose by their largest percentage in nearly a decade. Automakers continued selling cars at a brisk pace, keeping factories running at high capacity in the normally slow summer months. In addition, corporations took advantage of ultra-low intermediate- and long-term interest rates by selling nearly $600 billion of corporate bonds to investors over the first seven months of 2012, 6.5% more than same period last year.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI USA INDEX FUND

Within the Index, all sectors posted positive performance for the reporting period. The top three positive contributors to performance were the information technology, consumer discretionary and health care sectors, while the weakest performers were the materials, utilities and telecommunication services sectors.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Brazil
Actual	$1,000.00	$777.10	0.62%	$2.77
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.62	3.15
Canada
Actual	1,000.00	952.20	0.53	2.60
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
Chile Investable Market
Actual	1,000.00	904.30	0.62	2.97
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.62	3.15
Israel Capped Investable Market
Actual	1,000.00	928.80	0.62	3.01
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.62	3.15

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Mexico Investable Market
Actual	$1,000.00	$1,030.90	0.53%	$2.71
Hypothetical (5% return before expenses)	1,000.00	1,022.50	0.53	2.69
South Africa
Actual	1,000.00	926.10	0.62	3.00
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.62	3.15
Turkey Investable Market
Actual	1,000.00	1,093.90	0.62	3.26
Hypothetical (5% return before expenses)	1,000.00	1,022.00	0.62	3.15
USA
Actual	1,000.00	1,037.30	0.15	0.77
Hypothetical (5% return before expenses)	1,000.00	1,024.40	0.15	0.76

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	25

Schedule of Investments

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 46.83%

AEROSPACE & DEFENSE — 0.88%
Embraer SA	9,362,432	$64,654,490

		64,654,490
AGRICULTURE — 1.22%
Souza Cruz SA	6,724,800	90,258,870

		90,258,870
BANKS — 2.81%
Banco do Brasil SA	9,475,897	108,346,714
Banco Santander (Brasil) SA Units	12,821,741	98,662,832

		207,009,546
BUILDING MATERIALS — 0.39%
Duratex SA	4,763,400	28,688,953

		28,688,953
CHEMICALS — 1.54%
Ultrapar Participacoes SA	5,312,900	113,737,414

		113,737,414
COMMERCIAL SERVICES — 6.63%
Anhanguera Educacional Participacoes SA	1,951,600	29,081,949
CCR SA	14,493,900	130,404,348
Cielo SA	4,920,260	145,644,356
EcoRodovias Infraestrutura e Logistica SA	2,788,000	23,172,594
Localiza Rent A Car SA	1,950,900	34,450,856
Multiplus SA	836,100	17,816,564
Obrascon Huarte Lain Brasil SA	1,672,200	16,208,124
Redecard SA	5,574,000	92,244,710

		489,023,501
COSMETICS & PERSONAL CARE — 0.95%
Natura Cosmeticos SA	2,787,000	69,974,005

		69,974,005
DIVERSIFIED FINANCIAL SERVICES — 2.69%
BM&F Bovespa SA	29,263,500	155,173,198
CETIP SA — Mercados Organizados	3,347,725	43,099,503

		198,272,701
ELECTRIC — 2.23%
Centrais Eletricas Brasileiras SA	4,443,099	28,535,071
CPFL Energia SA	3,901,800	41,379,520
EDP Energias do Brasil SA	3,623,100	23,179,405

Security	Shares	Value

Light SA	1,114,800	$13,538,389
MPX Energia SAa	2,508,300	15,589,493
Tractebel Energia SA	2,508,300	41,769,944

		163,991,822
ENGINEERING & CONSTRUCTION — 0.39%
Multiplan Empreendimentos Imobiliarios SA	1,114,800	28,539,496

		28,539,496
FOOD — 3.06%
BRF — Brasil Foods SA	10,723,550	172,492,954
Cosan SA Industria e Comercio	1,950,990	32,527,727
JBS SAa	7,285,222	20,734,835

		225,755,516
FOREST PRODUCTS & PAPER — 0.44%
Fibria Celulose SAa	4,180,526	32,560,798

		32,560,798
HEALTH CARE — SERVICES — 0.60%
Amil Participacoes SA	1,950,900	19,823,677
Diagnosticos da America SA	3,903,300	24,663,973

		44,487,650
HOME BUILDERS — 0.42%
MRV Engenharia e Participacoes SA	5,276,747	30,661,510

		30,661,510
INSURANCE — 0.78%
Odontoprev SA	4,180,500	22,683,125
Porto Seguro SA	2,231,400	20,626,664
Sul America SA Units	1,986,237	14,127,923

		57,437,712
IRON & STEEL — 5.43%
Companhia Siderurgica Nacional SA	12,375,654	61,045,006
MMX Mineracao e Metalicos SAa	3,362,400	9,039,155
Vale SA	15,971,400	266,124,349
Vale SA SP ADR	3,916,417	64,111,746

		400,320,256
OIL & GAS — 7.82%
OGX Petroleo e Gas Participacoes SAa	21,575,400	67,047,314
Petroleo Brasileiro SA	48,493,844	509,504,700

		576,552,014
PHARMACEUTICALS — 0.49%
Hypermarcas SAa	5,575,500	35,835,232

		35,835,232

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2012

Security	Shares	Value

REAL ESTATE — 2.65%
BR Malls Participacoes SA	6,688,800	$83,473,901
BR Properties SA	2,787,000	33,955,951
Cyrela Brazil Realty SA	5,016,600	40,854,371
PDG Realty SA Empreendimentos e Participacoes	18,951,600	36,925,379

		195,209,602
RETAIL — 1.31%
Lojas Renner SA	1,950,900	64,398,080
Raia Drogasil SA	3,065,700	32,467,114

		96,865,194
SOFTWARE — 0.45%
Totvs SA	1,708,600	33,248,296

		33,248,296
TELECOMMUNICATIONS — 0.99%
Oi SA	3,901,873	17,610,683
TIM Participacoes SA	13,936,590	55,476,881

		73,087,564
TEXTILES — 0.66%
Companhia Hering SA	2,229,600	48,775,593

		48,775,593
TRANSPORTATION — 0.45%
ALL — America Latina Logistica SA	7,443,900	32,789,438

		32,789,438
WATER — 1.55%
Companhia de Saneamento Basico do Estado de Sao Paulo	2,229,600	94,361,802
Companhia de Saneamento de Minas Gerais SA	836,100	20,002,392

		114,364,194

TOTAL COMMON STOCKS
(Cost: $2,881,985,051)		3,452,101,367

PREFERRED STOCKS — 52.83%

AUTO PARTS & EQUIPMENT — 0.26%
Marcopolo SA	3,362,400	18,874,420

		18,874,420
BANKS — 14.94%
Banco Bradesco SA	30,514,915	496,715,925

Security	Shares	Value

Banco do Estado do Rio Grande do Sul SA Class B	3,362,410	$27,449,261
Itau Unibanco Holding SA	36,915,300	577,228,338

		1,101,393,524
BEVERAGES — 6.16%
Companhia de Bebidas das Americas	11,984,132	454,289,224

		454,289,224
CHEMICALS — 0.22%
Braskem SA Class A	2,508,336	15,837,173

		15,837,173
ELECTRIC — 4.01%
AES Tiete SA	1,672,700	22,896,180
Centrais Eletricas Brasileiras SA Class B	3,901,851	35,702,331
Companhia de Transmissao de Energia Eletrica Paulista	617,080	13,727,770
Companhia Energetica de Minas Gerais	8,016,193	137,010,352
Companhia Energetica de Sao Paulo Class B	2,787,070	43,236,498
Companhia Paranaense de Energia Class B	1,672,200	30,015,961
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	1,393,520	12,785,218

		295,374,310
FOOD — 0.98%
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,718,364	72,386,073

		72,386,073
FOREST PRODUCTS & PAPER — 0.45%
Klabin SA	7,450,800	33,444,621

		33,444,621
HOLDING COMPANIES — DIVERSIFIED — 3.36%
Bradespar SA	3,901,800	51,002,664
Itausa — Investimentos Itau SA	42,641,188	196,663,102

		247,665,766
IRON & STEEL — 10.15%
Gerdau SA	14,213,746	125,850,511
Metalurgica Gerdau SA	4,459,290	48,875,560
Usinas Siderurgicas de Minas Gerais SA Class A	6,724,800	27,034,539

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI BRAZIL INDEX FUND

August 31, 2012

Security	Shares	Value

Vale SA Class A	33,395,400	$546,569,019

		748,329,629
OIL & GAS — 9.46%
Petroleo Brasileiro SA	68,088,678	696,907,250

		696,907,250
RETAIL — 0.66%
Lojas Americanas SA	6,722,506	48,446,608

		48,446,608
TELECOMMUNICATIONS — 2.18%
Oi SA	13,663,693	51,964,225
Telefonica Brasil SA	5,016,674	108,880,607

		160,844,832

TOTAL PREFERRED STOCKS
(Cost: $2,635,656,019)		3,893,793,430

SHORT-TERM INVESTMENTS — 0.01%

MONEY MARKET FUNDS — 0.01%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	751,668	751,668

		751,668

TOTAL SHORT-TERM INVESTMENTS
(Cost: $751,668)		751,668

TOTAL INVESTMENTS IN SECURITIES — 99.67%
(Cost: $5,518,392,738)		7,346,646,465
Other Assets, Less Liabilities — 0.33%		23,970,625

NET ASSETS — 100.00%		$7,370,617,090

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI CANADA INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.77%

AEROSPACE & DEFENSE — 0.22%
CAE Inc.	903,874	$9,232,457

		9,232,457
APPAREL — 0.29%
Gildan Activewear Inc.	403,283	12,218,839

		12,218,839
AUTO PARTS & EQUIPMENT — 0.78%
Magna International Inc. Class A	773,812	33,356,602

		33,356,602
BANKS — 24.11%
Bank of Montreal	2,243,563	130,996,707
Bank of Nova Scotia	3,838,242	203,220,494
Canadian Imperial Bank of Commerce	1,412,112	109,079,696
National Bank of Canada	564,107	42,305,881
Royal Bank of Canada	5,021,733	280,740,751
Toronto-Dominion Bank (The)	3,174,457	259,399,313

		1,025,742,842
CHEMICALS — 4.15%
Agrium Inc.	550,385	54,104,320
Potash Corp. of Saskatchewan Inc.	2,995,271	122,500,013

		176,604,333
COMMERCIAL SERVICES — 0.14%
Ritchie Bros. Auctioneers Inc.[a]	317,479	5,909,803

		5,909,803
COMPUTERS — 0.74%
CGI Group Inc. Class Ab	785,350	20,484,277
Research In Motion Ltd.[a,b]	1,650,803	10,990,298

		31,474,575
DIVERSIFIED FINANCIAL SERVICES — 0.67%
CI Financial Corp.	545,673	12,264,303
IGM Financial Inc.	356,191	13,683,134
TMX Group Inc.	51,950	2,624,216

		28,571,653
ELECTRIC — 0.79%
Fortis Inc.	661,189	21,768,284
TransAlta Corp.	791,030	11,935,387

		33,703,671
ENGINEERING & CONSTRUCTION — 0.44%
SNC-Lavalin Group Inc.	527,009	18,691,103

		18,691,103

Security	Shares	Value

FOOD — 1.66%
Empire Co. Ltd. Class A	105,808	$6,130,720
George Weston Ltd.	179,392	11,537,731
Loblaw Companies Ltd.[a]	393,261	13,804,085
Metro Inc. Class A	343,686	19,941,694
Saputo Inc.	451,644	19,020,444

		70,434,674
FOREST PRODUCTS & PAPER — 0.00%
Sino-Forest Corp. Class Aa,b,c	841,337	85

		85
GAS — 0.32%
Canadian Utilities Ltd. Class A	198,156	13,650,144

		13,650,144
HAND & MACHINE TOOLS — 0.32%
Finning International Inc.	599,448	13,776,644

		13,776,644
HOLDING COMPANIES — DIVERSIFIED — 0.29%
Onex Corp.	319,336	12,542,396

		12,542,396
INSURANCE — 5.94%
Fairfax Financial Holdings Ltd.	69,385	26,096,803
Great-West Lifeco Inc.	993,157	21,909,133
Industrial Alliance Insurance and Financial Services Inc.	317,121	8,072,229
Intact Financial Corp.	451,212	27,479,193
Manulife Financial Corp.	6,301,034	70,490,364
Power Corp. of Canada	1,216,705	28,985,899
Power Financial Corp.	863,929	21,745,956
Sun Life Financial Inc.	2,060,580	48,045,747

		252,825,324
MANUFACTURING — 0.42%
Bombardier Inc. Class B	5,019,748	17,803,231

		17,803,231
MEDIA — 1.50%
Shaw Communications Inc. Class B	1,315,058	26,864,842
Thomson Reuters Corp.	1,300,567	36,874,768

		63,739,610
MINING — 15.45%
Agnico-Eagle Mines Ltd.	597,368	28,819,669
Barrick Gold Corp.	3,488,709	134,372,832
Cameco Corp.	1,379,186	30,019,674

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI CANADA INDEX FUND

August 31, 2012

Security	Shares	Value

Centerra Gold Inc.	573,572	$4,359,112
Eldorado Gold Corp.	2,360,180	31,306,436
First Quantum Minerals Ltd.	1,663,037	32,001,898
Franco-Nevada Corp.	501,878	26,008,047
Goldcorp Inc.	2,824,589	115,834,338
IAMGOLD Corp.	1,311,942	17,136,274
Inmet Mining Corp.	180,636	8,055,723
Kinross Gold Corp.	3,972,196	35,260,107
New Gold Inc.[b]	1,609,910	17,814,478
Osisko Mining Corp.[a,b]	1,349,597	13,087,747
Pan American Silver Corp.	536,648	9,413,160
Silver Wheaton Corp.	1,233,180	42,586,791
Teck Resources Ltd. Class B	2,010,634	55,499,488
Turquoise Hill Resources Ltd.[a,b]	1,391,374	11,166,522
Yamana Gold Inc.	2,619,547	44,754,079

		657,496,375
OIL & GAS — 20.90%
ARC Resources Ltd.	1,012,774	23,922,341
Athabasca Oil Corp.[b]	1,116,402	15,362,759
Baytex Energy Corp.	415,101	18,886,391
Bonavista Energy Corp.	508,547	8,518,298
Canadian Natural Resources Ltd.	3,834,972	116,543,355
Canadian Oil Sands Ltd.	1,690,830	36,049,109
Cenovus Energy Inc.	2,631,848	86,141,450
Crescent Point Energy Corp.	1,106,832	45,973,596
Encana Corp.	2,567,391	56,766,957
Enerplus Corp.	685,744	10,798,462
Husky Energy Inc.	1,188,132	31,387,345
Imperial Oil Ltd.	1,034,786	47,196,350
MEG Energy Corp.[b]	438,539	17,250,934
Nexen Inc.	1,845,668	46,345,091
Pacific Rubiales Energy Corp.	1,026,841	25,076,626
Pengrowth Energy Corp.	1,738,275	11,731,176
Penn West Petroleum Ltd.	1,647,713	23,341,975
Precision Drilling Corp.[b]	823,871	6,086,051
Progress Energy Resources Corp.	655,140	14,585,221
Suncor Energy Inc.	5,440,935	169,868,985
Talisman Energy Inc.	3,596,542	49,929,194
Tourmaline Oil Corp.[b]	446,688	12,483,817
Vermilion Energy Inc.	324,589	14,771,538

		889,017,021

Security	Shares	Value

PHARMACEUTICALS — 1.90%
Catamaran Corp.[b]	336,060	$29,136,438
Valeant Pharmaceuticals International Inc.[b]	1,013,747	51,845,580

		80,982,018
PIPELINES — 5.64%
Enbridge Inc.	2,600,549	102,272,186
Pembina Pipeline Corp.	997,573	27,010,337
TransCanada Corp.	2,455,831	110,491,864

		239,774,387
REAL ESTATE — 1.96%
Brookfield Asset Management Inc. Class A	1,956,323	67,341,837
Brookfield Office Properties Inc.	966,988	16,216,904

		83,558,741
REAL ESTATE INVESTMENT TRUSTS — 0.51%
H&R Real Estate Investment Trust	308,922	7,919,873
RioCan Real Estate Investment Trust	488,177	13,663,119

		21,582,992
RETAIL — 2.36%
Alimentation Couche-Tard Inc. Class B	435,849	22,144,671
Canadian Tire Corp. Ltd. Class A	272,072	19,648,955
Shoppers Drug Mart Corp.	732,602	31,097,632
Tim Hortons Inc.	544,310	27,467,840

		100,359,098
SOFTWARE — 0.25%
Open Text Corp.[b]	201,688	10,829,860

		10,829,860
TELECOMMUNICATIONS — 3.15%
BCE Inc.	890,718	39,551,363
Bell Aliant Inc.	263,488	7,019,405
Rogers Communications Inc. Class B	1,366,146	55,055,607
TELUS Corp. NVS[a]	523,526	32,222,698

		133,849,073
TRANSPORTATION — 4.87%
Canadian National Railway Co.	1,529,492	139,798,529
Canadian Pacific Railway Ltd.	595,968	49,206,539
Viterra Inc.	1,102,259	18,027,522

		207,032,590

TOTAL COMMON STOCKS (Cost: $4,735,126,382)		4,244,760,141

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI CANADA INDEX FUND

August 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 1.74%

MONEY MARKET FUNDS — 1.74%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	68,650,544	$68,650,544
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	5,202,433	5,202,433
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	175,709	175,709

		74,028,686

TOTAL SHORT-TERM INVESTMENTS (Cost: $74,028,686)		74,028,686

TOTAL INVESTMENTS IN SECURITIES — 101.51% (Cost: $4,809,155,068)		4,318,788,827
Other Assets, Less Liabilities — (1.51)%		(64,244,525)

NET ASSETS — 100.00%		$4,254,544,302

NVS  —  Non-Voting Shares

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of August 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
63	S&P/TSE 60 Index (Sept. 2012)	Montreal	$8,716,644	$(44,971)

See notes to financial statements.

SCHEDULES OF INVESTMENTS	31

Schedule of Investments

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 92.73%

AIRLINES — 8.43%
LATAM Airlines Group SA	1,949,038	$46,233,561

		46,233,561
BANKS — 15.24%
Banco de Chile	160,970,043	22,685,725
Banco de Credito e Inversiones	281,606	17,775,297
Banco Santander (Chile) SA	464,296,196	33,278,027
CorpBanca SA	828,718,436	9,876,590

		83,615,639
BEVERAGES — 3.59%
Compania Cervecerias Unidas SA	948,220	12,379,906
Vina Concha y Toro SA	3,731,182	7,304,472

		19,684,378
BUILDING MATERIALS — 0.99%
SalfaCorp SA	2,805,166	5,436,043

		5,436,043
COMPUTERS — 1.59%
Sonda SA	3,081,260	8,738,208

		8,738,208
ELECTRIC — 19.72%
AES Gener SA	21,043,932	11,868,699
Colbun SAa	66,209,962	18,775,239
E.CL SA	4,583,670	11,145,208
Empresa Nacional de Electricidad SA	22,412,572	37,056,044
Enersis SA	89,028,758	29,373,276

		108,218,466
ENGINEERING & CONSTRUCTION — 1.08%
Besalco SA	2,408,952	4,108,695
Socovesa SA	4,462,014	1,831,754

		5,940,449
FOOD — 7.95%
AquaChile SAa	3,462,550	2,021,402
Cencosud SA	6,494,124	37,671,196
Compania Pesquera Camanchaca SAa	15,638,896	806,465
Empresas Iansa SA	23,459,436	1,857,399
Multiexport Foods SA	5,927,012	1,241,962

		43,598,424
FOREST PRODUCTS & PAPER — 5.12%
Empresas CMPC SA	6,930,742	25,766,273

Security	Shares	Value

Masisa SA	25,908,610	$2,353,071

		28,119,344
HEALTH CARE — SERVICES — 0.49%
Cruz Blanca Salud SA	2,559,648	2,702,790

		2,702,790
HOLDING COMPANIES — DIVERSIFIED — 8.92%
Empresas Copec SA	3,244,332	46,761,103
Norte Grande SA	236,272,374	2,215,284

		48,976,387
IRON & STEEL — 3.73%
CAP SA	607,516	20,476,688

		20,476,688
LODGING — 0.24%
Enjoy SA	6,946,287	1,302,709

		1,302,709
REAL ESTATE — 1.45%
Parque Arauco SA	3,900,260	7,360,720
PAZ Corp. SA	1,219,582	573,136

		7,933,856
RETAIL — 5.13%
Empresas Hites SA	1,869,686	1,212,852
La Polar SAa	2,084,276	813,647
S.A.C.I. Falabella SA	2,868,502	26,146,131

		28,172,630
TELECOMMUNICATIONS — 3.51%
Empresa Nacional de Telecomunicaciones SA	999,180	19,283,685

		19,283,685
TRANSPORTATION — 1.84%
Compania SudAmericana de Vapores SAa	38,213,812	4,197,588
Sociedad Matriz SAAM SAa	55,862,170	5,905,712

		10,103,300
WATER — 3.71%
Aguas Andinas SA	20,524,948	13,437,971
Inversiones Aguas Metropolitanas SA	3,938,662	6,925,956

		20,363,927

TOTAL COMMON STOCKS
(Cost: $393,509,776)		508,900,484

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments  (Continued)

iSHARES® MSCI CHILE INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 7.15%

CHEMICALS — 7.15%
Sociedad Quimica y Minera de Chile SA
Series B	635,908	$39,230,337

		39,230,337

TOTAL PREFERRED STOCKS
(Cost: $18,056,634)		39,230,337

RIGHTS — 0.00%

RETAIL — 0.00%
La Polar SAa,b	6,322,144	1

		1

TOTAL RIGHTS
(Cost: $0)		1

SHORT-TERM INVESTMENTS — 0.16%

MONEY MARKET FUNDS — 0.16%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	900,524	900,524

		900,524

TOTAL SHORT-TERM INVESTMENTS
(Cost: $900,524)		900,524

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $412,466,934)		549,031,346
Other Assets, Less Liabilities — (0.04)%		(234,701)

NET ASSETS — 100.00%		$548,796,645

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	33

Schedule of Investments

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value
COMMON STOCKS — 99.63%

AEROSPACE & DEFENSE — 1.78%
Elbit Systems Ltd.[a]	39,479	$1,226,511

		1,226,511
BANKS — 16.75%
Bank Hapoalim Ltd.	1,491,655	4,589,594
Bank Leumi le-Israel[b]	1,424,796	3,265,723
First International Bank of Israel Ltd.[b]	40,478	417,098
Israel Discount Bank Ltd. Class Ab	1,398,712	1,461,837
Mizrahi Tefahot Bank Ltd.[b]	217,116	1,684,957
Union Bank of Israel[b]	47,582	122,931

		11,542,140
BIOTECHNOLOGY — 0.20%
Clal Biotechnology Industries Ltd.[b]	60,976	140,596

		140,596
CHEMICALS — 11.09%
Frutarom	63,159	579,215
Israel Chemicals Ltd.	654,900	7,064,831

		7,644,046
COMMERCIAL SERVICES — 0.51%
Nitsba Holdings (1995) Ltd.[b]	51,356	353,773

		353,773
COMPUTERS — 0.33%
MATRIX IT Ltd.	57,979	225,627

		225,627
ELECTRONICS — 0.41%
Ituran Location and Control Ltd.	25,160	282,700

		282,700
ENERGY — ALTERNATE SOURCES — 0.62%
Ormat Industries Ltd.	89,022	426,275

		426,275
ENGINEERING & CONSTRUCTION — 0.98%
Electra (Israel) Ltd.	2,886	193,773
Shikun & Binui Ltd.[a]	351,574	480,608

		674,381
FOOD — 2.88%
Alon Holdings Blue Square — Israel Ltd.	33,633	64,529
Osem Investment Ltd.	57,535	705,095
Rami Levi Chain Stores Hashikma Marketing 2006 Ltd.	9,879	280,580

Security	Shares	Value
Shufersal Ltd.	138,343	$330,188
Strauss Group Ltd.[b]	64,898	601,792

		1,982,184
FOREST PRODUCTS & PAPER — 0.17%
Hadera Paper Ltd.[b]	3,404	117,796

		117,796
HEALTH CARE — PRODUCTS — 0.56%
Given Imaging Ltd.[b]	27,898	382,274

		382,274
HOLDING COMPANIES — DIVERSIFIED — 5.75%
Clal Industries and Investments Ltd.	97,310	242,193
Delek Group Ltd. (The)	7,622	1,111,061
Discount Investment Corp. Ltd. Registered[b]	51,985	64,757
FIBI Holdings Ltd.[b]	12,173	143,146
Israel Corp. Ltd. (The)	3,774	2,165,383
Israel Land Development Co. Ltd. (The)	15,133	63,792
Koor Industries Ltd.[b]	22,718	172,570

		3,962,902
HOME BUILDERS — 0.41%
Bayside Land Corp. Ltd.	1,110	178,646
Property & Building Corp. Ltd.	3,071	102,830

		281,476
INSURANCE — 2.60%
Clal Insurance Enterprises Holdings Ltd.	38,961	359,146
Harel Insurance Investments & Financial Services Ltd.[b]	19,869	510,851
Menorah Mivtachim Holdings Ltd.[b]	45,473	249,918
Migdal Insurance & Financial Holdings Ltd.	508,269	516,646
Phoenix Holdings Ltd.[b]	96,349	157,083

		1,793,644
MANUFACTURING — 0.21%
Plasson Industries Ltd.	6,253	145,878

		145,878
MEDIA — 0.40%
Hot Telecommunication Systems Ltd.	28,860	273,224

		273,224
OIL & GAS — 2.51%
Jerusalem Oil Exploration Ltd.[b]	15,355	232,750
Naphtha Israel Petroleum Corp. Ltd.[b]	57,980	185,472
Oil Refineries Ltd.[b]	1,459,206	548,950
Paz Oil Co. Ltd.	7,659	761,921

		1,729,093

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ISRAEL CAPPED INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value
PHARMACEUTICALS — 22.88%
Teva Pharmaceutical Industries Ltd.	395,308	$15,767,607

		15,767,607
REAL ESTATE — 5.12%
Africa Israel Investments Ltd.[b]	149,555	231,755
Africa Israel Properties Ltd.[b]	20,425	126,043
Airport City Ltd.[b]	56,277	210,591
AL-ROV (Israel) Ltd.[b]	7,659	115,156
Alony Hetz Properties & Investments Ltd.	113,035	477,896
Alrov Properties and Lodgings Ltd.[b]	7,918	106,899
Amot Investments Ltd.	117,327	246,384
Gazit Globe Ltd.[a]	125,097	1,204,891
Industrial Buildings Corp. Ltd.[a,b]	129,870	150,453
Jerusalem Economy Ltd.[b]	42,846	154,781
Melisron Ltd.	21,979	324,216
Norstar Holdings Inc.	11,433	180,873

		3,529,938
RETAIL — 0.46%
Delek Automotive Systems Ltd.	58,349	313,125

		313,125
SEMICONDUCTORS — 9.70%
Mellanox Technologies Ltd.[a,b]	54,760	6,443,476
Tower Semiconductor Ltd.[b]	31,471	239,217

		6,682,693
SOFTWARE — 1.36%
Babylon Ltd.	46,768	385,670
Retalix Ltd.[b]	26,714	553,201

		938,871
TELECOMMUNICATIONS — 11.77%
012 Smile.Communications Ltd.[b]	16,095	44,229
Bezeq The Israel Telecommunication Corp. Ltd.	2,953,303	3,355,148
Cellcom Israel Ltd.[a]	92,463	648,463
Ceragon Networks Ltd.[b]	47,101	330,917
Gilat Satellite Networks Ltd.[b]	44,470	143,475
NICE Systems Ltd.[b]	95,460	2,996,614
Partner Communications Co. Ltd.	144,522	594,096

		8,112,942

Security	Shares	Value
TEXTILES — 0.18%
Avgol Industries 1953 Ltd.	182,484	$124,888

		124,888

TOTAL COMMON STOCKS
(Cost: $103,109,027)		68,654,584

SHORT-TERM INVESTMENTS — 12.34%

MONEY MARKET FUNDS — 12.34%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	7,894,928	7,894,928
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	598,288	598,288
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	11,100	11,100

		8,504,316

TOTAL SHORT-TERM INVESTMENTS
(Cost: $8,504,316)		8,504,316

TOTAL INVESTMENTS IN SECURITIES — 111.97%
(Cost: $111,613,343)		77,158,900
Other Assets, Less Liabilities — (11.97)%		(8,246,412)

NET ASSETS — 100.00%		$68,912,488

[a]	All or a portion of this security represents a security on loan. See Note 5.

[b]	Non-income earning security.

[c]	Affiliated issuer. See Note 2.

[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	35

Schedule of Investments

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.89%

AIRLINES — 0.16%
Grupo Aeromexico SAB de CVa,b	1,280,500	$1,933,887

		1,933,887
BANKS — 9.02%
Compartamos SAB de CV	9,099,000	9,088,017
Grupo Financiero Banorte SAB de CV Series O	11,096,800	56,312,744
Grupo Financiero Inbursa SAB de CV Series O	15,306,600	41,291,794

		106,692,555
BEVERAGES — 17.79%
Arca Continental SAB de CV	2,808,678	17,552,119
Coca-Cola FEMSA SAB de CV Series L	3,181,700	38,621,556
Fomento Economico Mexicano SAB de CV BD Units	13,269,608	111,304,142
Grupo Modelo SAB de CV Series C	4,767,056	42,930,835

		210,408,652
BUILDING MATERIALS — 5.33%
Cemex SAB de CV CPO[a]	72,614,222	53,408,922
Corporacion Geo SAB de CV Series Ba,b	3,977,060	4,008,262
Desarrolladora Homex SAB de CVa,b	1,784,930	3,324,526
Urbi Desarrollos Urbanos SAB de CVa,b	4,501,900	2,268,610

		63,010,320
CHEMICALS — 2.13%
Mexichem SAB de CV	5,669,257	25,198,598

		25,198,598
DIVERSIFIED FINANCIAL SERVICES — 0.48%
Bolsa Mexicana de Valores SAB de CVb	2,907,400	5,689,345

		5,689,345
ENGINEERING & CONSTRUCTION — 3.66%
Empresas ICA SAB de CVa,b	4,637,474	8,224,729
Grupo Aeroportuario del Centro Norte SAB de CV	1,649,000	3,536,593
Grupo Aeroportuario del Pacifico SAB de CV Series B	4,535,700	17,809,534
Grupo Aeroportuario del Sureste SAB de CV Series Bb	562,700	4,704,165

Security	Shares	Value

Grupo Aeroportuario del Sureste SAB de CV Series B SP ADR	107,205	$9,003,076

		43,278,097
FOOD — 3.03%
Gruma SAB de CV Series Ba	1,703,869	4,613,146
Grupo Bimbo SAB de CV Series A	12,757,300	27,620,286
Grupo Herdez SAB de CVb	1,532,800	3,625,021

		35,858,453
HOLDING COMPANIES — DIVERSIFIED — 4.10%
Alfa SAB de CV Series A	2,072,400	32,679,072
Grupo Carso SAB de CV Series A1	4,830,630	15,819,074

		48,498,146
HOME BUILDERS — 0.19%
Consorcio ARA SAB de CVa,b	8,516,600	2,222,951

		2,222,951
HOUSEHOLD PRODUCTS & WARES — 2.12%
Kimberly-Clark de Mexico SAB de CV Series A	12,465,800	25,061,374

		25,061,374
IRON & STEEL — 0.32%
Compania Minera Autlan SAB de CV Series Bb	450,900	453,757
Grupo Simec SAB de CV Series Ba	911,900	3,310,935

		3,764,692
MACHINERY — 0.70%
Industrias CH SAB de CV Series Ba	1,513,200	8,285,158

		8,285,158
MEDIA — 5.58%
Grupo Televisa SAB CPO	12,842,899	58,847,140
TV Azteca SAB de CV CPO[b]	11,466,100	7,101,439

		65,948,579
MINING — 10.76%
Grupo Mexico SAB de CV Series B	24,521,615	72,366,142
Industrias Penoles SAB de CV	935,080	37,997,853
Minera Frisco SAB de CV Series A1[a,b]	4,423,230	16,850,718

		127,214,713
PHARMACEUTICALS — 0.96%
Genomma Lab Internacional SAB de CV Series Ba,b	5,704,300	11,412,043

		11,412,043

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI MEXICO INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

RETAIL — 9.99%
Alsea SAB de CVa,b	3,832,192	$5,460,931
El Puerto de Liverpool SA de CV Series C1	1,629,600	13,177,190
Grupo Famsa SAB de CV Series Aa,b	1,901,215	2,009,356
Wal-Mart de Mexico SAB de CV Series V	36,715,300	97,466,159

		118,113,636
TELECOMMUNICATIONS — 23.57%
America Movil SAB de CV Series L	216,174,270	276,251,670
Axtel SAB de CV CPO[a,b]	14,706,400	2,573,842

		278,825,512

TOTAL COMMON STOCKS
(Cost: $1,297,070,613)		1,181,416,711

SHORT-TERM INVESTMENTS — 1.70%

MONEY MARKET FUNDS — 1.70%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	18,510,846	18,510,846
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	1,402,777	1,402,777
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	127,223	127,223

		20,040,846

TOTAL SHORT-TERM INVESTMENTS
(Cost: $20,040,846)		20,040,846

TOTAL INVESTMENTS IN SECURITIES — 101.59%
(Cost: $1,317,111,459)		1,201,457,557
Other Assets, Less Liabilities — (1.59)%		(18,758,005)

NET ASSETS — 100.00%		$1,182,699,552

CPO  —  Certificates of Participation (Ordinary)

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Schedule of Investments

iSHARES® MSCI SOUTH AFRICA INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.73%

BANKS — 12.82%
Absa Group Ltd.	494,824	$8,351,274
FirstRand Ltd.	5,340,922	17,394,354
Nedbank Group Ltd.	349,546	7,672,303
Standard Bank Group Ltd.	2,056,676	27,085,607

		60,503,538
BUILDING MATERIALS — 0.57%
Pretoria Portland Cement Co. Ltd.	857,910	2,707,529

		2,707,529
CHEMICALS — 8.60%
Sasol Ltd.	943,496	40,604,414

		40,604,414
COAL — 0.80%
Exxaro Resources Ltd.	213,560	3,791,301

		3,791,301
DIVERSIFIED FINANCIAL SERVICES — 2.65%
African Bank Investments Ltd.	1,246,422	4,806,159
Investec Ltd.	403,926	2,441,719
RMB Holdings Ltd.	1,215,596	5,244,002

		12,491,880
ENGINEERING & CONSTRUCTION — 0.54%
Aveng Ltd.	691,456	2,524,305

		2,524,305
FOOD — 6.00%
Shoprite Holdings Ltd.	737,050	14,777,728
SPAR Group Ltd. (The)	296,822	4,363,320
Tiger Brands Ltd.	279,104	9,169,354

		28,310,402
FOREST PRODUCTS & PAPER — 0.55%
Sappi Ltd.[a]	931,335	2,596,710

		2,596,710
HEALTH CARE — PRODUCTS — 1.76%
Aspen Pharmacare Holdings Ltd.[a]	488,702	8,321,009

		8,321,009
HEALTH CARE — SERVICES — 1.95%
Life Healthcare Group Holdings Ltd.	1,614,694	6,111,258
Netcare Ltd.	1,496,282	3,112,039

		9,223,297

Security	Shares	Value

HOLDING COMPANIES — DIVERSIFIED — 8.11%
Barloworld Ltd.	378,068	$3,184,769
Bidvest Group Ltd.	508,006	12,295,572
Imperial Holdings Ltd.	307,194	7,440,666
Remgro Ltd.	747,710	12,765,672
RMI Holdings Ltd.	1,151,060	2,594,785

		38,281,464
HOME FURNISHINGS — 1.31%
Steinhoff International Holdings Ltd.[a,b]	1,980,950	6,174,237

		6,174,237
INSURANCE — 4.88%
Discovery Holdings Ltd.	509,590	3,487,353
Liberty Holdings Ltd.	197,066	2,146,601
MMI Holdings Ltd.	1,683,408	3,886,708
Sanlam Ltd.	3,074,460	13,489,177

		23,009,839
IRON & STEEL — 1.99%
ArcelorMittal South Africa Ltd.[a]	306,978	1,478,710
Kumba Iron Ore Ltd.[b]	138,652	7,896,181

		9,374,891
MEDIA — 8.28%
Naspers Ltd. Class N	673,625	39,081,999

		39,081,999
MINING — 14.41%
African Rainbow Minerals Ltd.	184,720	3,221,669
Anglo American Platinum Ltd.[b]	116,108	5,771,168
AngloGold Ashanti Ltd.	658,998	20,554,545
Assore Ltd.[b]	60,000	2,178,324
Gold Fields Ltd.	1,248,008	14,959,512
Harmony Gold Mining Co. Ltd.	668,696	5,413,990
Impala Platinum Holdings Ltd.	926,620	14,621,873
Northam Platinum Ltd.	394,346	1,263,255

		67,984,336
OFFICE & BUSINESS EQUIPMENT — 0.55%
Reunert Ltd.	309,284	2,611,218

		2,611,218
REAL ESTATE — 3.09%
Growthpoint Properties Ltd.	2,853,450	9,286,366
Redefine Properties Ltd.	4,636,790	5,281,270

		14,567,636

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI SOUTH AFRICA INDEX FUND

August 31, 2012

Security	Shares	Value

RETAIL — 7.61%
Foschini Group Ltd. (The)	352,068	$5,639,103
Massmart Holdings Ltd.	185,902	3,752,889
Mr. Price Group Ltd.	409,761	6,616,655
Pick’n Pay Stores Ltd.	413,002	2,177,099
Truworths International Ltd.	754,120	8,522,267
Woolworths Holdings Ltd.	1,294,896	9,217,982

		35,925,995
TELECOMMUNICATIONS — 13.26%
MTN Group Ltd.	2,921,906	54,427,151
Vodacom Group Ltd.	640,678	8,131,901

		62,559,052

TOTAL COMMON STOCKS
(Cost: $499,779,322)		470,645,052

SHORT-TERM INVESTMENTS — 3.49%

MONEY MARKET FUNDS — 3.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	15,224,809	15,224,809
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	1,153,757	1,153,757
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	104,657	104,657

		16,483,223

TOTAL SHORT-TERM INVESTMENTS
(Cost: $16,483,223)		16,483,223

TOTAL INVESTMENTS IN SECURITIES —103.22%
(Cost: $516,262,545)		487,128,275
Other Assets, Less Liabilities — (3.22)%		(15,206,097)

NET ASSETS — 100.00%		$471,922,178

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Schedule of Investments

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 100.00%

AEROSPACE & DEFENSE — 0.50%
Aselsan Elektronik Sanayi ve TAS[a]	771,806	$2,801,859

		2,801,859

AIRLINES — 1.30%
Turk Hava Yollari AOb	3,693,650	7,313,957

		7,313,957

AUTO MANUFACTURERS — 1.19%
Ford Otomotiv Sanayi AS	539,647	5,298,368
Otokar Otomotiv Ve Savunma Sanayi ASa	64,340	1,401,427

		6,699,795

AUTO PARTS & EQUIPMENT — 0.14%
Goodyear Lastikleri Turk AS	27,402	757,378

		757,378

BANKS — 40.27%
Akbank TAS	13,846,219	54,682,683
Albaraka Turk Katilim Bankasi ASa,b	2,437,259	1,850,014
Asya Katilim Bankasi ASb	3,808,507	4,022,075
Sekerbank TAS[a,b]	2,707,049	1,920,791
Turkiye Garanti Bankasi AS	17,768,878	76,234,014
Turkiye Halk Bankasi AS	2,404,354	21,688,845
Turkiye Is Bankasi AS Class C	12,116,120	36,920,494
Turkiye Vakiflar Bankasi TAO Class Da	5,773,880	13,084,561
Yapi ve Kredi Bankasi ASa,b	6,687,750	15,596,964

		226,000,441

BEVERAGES — 5.43%
Anadolu Efes Biracilik ve Malt Sanayii AS	1,557,923	21,765,762
Coca-Cola Icecek AS	489,685	8,726,820

		30,492,582

BUILDING MATERIALS — 1.81%
Adana Cimento Sanayii TAS Class Aa	439,270	845,656
Afyon Cimento Sanayi TAS[a,b]	11,475	495,469
Akcansa Cimento Sanayi ve TAS	370,093	1,616,313
Baticim Bati Anodolu Cimento Sanayii AS	315,918	1,126,014
Bursa Cimento Fabrikasi AS	446,041	1,167,820
Cimsa Cimento Sanayi ve TAS	365,479	1,668,533

Security	Shares	Value

Goltas Goller Bolgesi Cimento Sanayi ve TAS	27,548	$840,964
Konya Cimento Sanayii ASa	7,512	1,313,944
Mardin Cimento Sanayii ve TAS	377,709	1,084,481

		10,159,194

CHEMICALS — 0.81%
Aksa Akrilik Kimya Sanayii ASa	643,949	1,569,096
Bagfas Bandirma Gubre Fabrikalari ASa	13,752	1,308,598
Gubre Fabrikalari TAS[b]	159,949	1,174,513
Soda Sanayii ASb	292,097	475,568

		4,527,775

COMMERCIAL SERVICES — 0.58%
Ihlas Holding ASa,b	5,172,299	3,271,716

		3,271,716

DISTRIBUTION & WHOLESALE — 0.34%
Aygaz AS	1	4
Bizim Toptan Satis Magazalari AS	139,104	1,886,039

		1,886,043

DIVERSIFIED FINANCIAL SERVICES — 1.08%
Is Finansal Fabrikasi ASb	1,192,611	603,505
Is Yatirim Menkul Degerler AS	657,552	636,557
Turkiye Sinai Kalkinma Bankasi ASa	4,230,707	4,840,279

		6,080,341

ELECTRIC — 0.32%
Akenerji Elektrik Uretim ASa,b	864,082	964,817
Zorlu Enerji Elektrik Uretim ASa,b	1,341,264	811,524

		1,776,341

ENGINEERING & CONSTRUCTION — 2.76%
Alarko Holding AS	513,812	1,170,035
Enka Insaat ve Sanayi AS	2,800,270	7,762,911
TAV Havalimanlari Holding AS	1,257,460	6,543,039

		15,475,985

ENTERTAINMENT — 0.32%
Fenerbahce Sportif Hizmetler Sanayi ve Ticaret ASa,b	28,709	789,555
Galatasaray Sportif Sinai ve Ticari Yatirimlar ASa,b	12,191	385,568

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

Galatasaray Sportif Sinai ve Ticari Yatirimlar AS New[b]	19,872	$601,172

		1,776,295

FOOD — 6.85%
BIM Birlesik Magazalar AS	817,439	33,609,398
Pinar Sut Mamulleri Sanayii AS	137,806	1,208,991
Tat Konserve Sanayii ASb	521,134	627,751
Ulker Biskuvi Sanayi ASa	657,939	3,003,709

		38,449,849

FOREST PRODUCTS & PAPER — 0.49%
Ipek Dogal Enerji Kaynaklari Ve Uretim ASa,b	796,423	1,800,445
Kartonsan Karton Sanayi ve TAS	6,496	932,568

		2,733,013

HOLDING COMPANIES — DIVERSIFIED — 9.77%
Akfen Holding ASa,b	337,272	1,840,289
Dogan Sirketler Grubu Holding ASa,b	5,666,952	2,618,322
Eczacibasi Yatirim Holding Ortakligi AS	241,420	825,958
Haci Omer Sabanci Holding AS	6,278,854	27,007,309
KOC Holding AS	4,873,344	19,835,949
Yazicilar Holding ASa	370,034	2,706,995

		54,834,822

HOME FURNISHINGS — 2.05%
Arcelik AS	1,821,274	10,077,840
Vestel Beyaz Esya Sanayi ve TAS[b]	436,850	588,698
Vestel Elektronik Sanayi ve TAS[b]	771,286	831,507

		11,498,045

HOUSEWARES — 1.04%
Anadolu Cam Sanayii ASa,b	762,471	956,208
Turkiye Sise ve Cam Fabrikalari AS	3,323,972	4,881,607

		5,837,815

INSURANCE — 0.95%
Aksigorta ASa	938,086	1,011,330
Anadolu Anonim Turk Sigorta Sirketi[a,b]	1,532,848	767,246
Anadolu Hayat Emeklilik ASa	459,845	1,077,495
Yapi Kredi Sigorta ASa	275,639	2,494,025

		5,350,096

Security	Shares	Value

IRON & STEEL — 2.28%
Eregli Demir ve Celik Fabrikalari TAS	7,137,903	$7,970,047
Izmir Demir Celik Sanayi ASa,b	579,055	1,340,899
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Aa	922,738	710,560
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Ba	458,743	572,782
Kardemir Karabuk Demir Celik Sanayi ve TAS Class Da	3,485,479	2,223,897

		12,818,185

LODGING — 0.15%
Net Holding ASa,b	981,098	868,825

		868,825

MANUFACTURING — 0.34%
Trakya Cam Sanayii ASa,b	1,607,374	1,909,699

		1,909,699

MEDIA — 0.34%
Dogan Yayin Holding ASa,b	3,869,532	1,426,026
Hurriyet Gazetecilik ve Matbaacilik ASa,b	1,057,657	494,491

		1,920,517

METAL FABRICATE & HARDWARE — 0.18%
Borusan Mannesmann Boru Sanayi ve TAS[a]	65,143	1,035,523

		1,035,523

MINING — 1.83%
Koza Altin Isletmeleri AS	293,259	5,774,688
Koza Anadolu Metal Madencilik Isletmeleri ASa,b	1,345,693	3,049,562
Park Elektrik Uretim Madencilik Sanayi ve TAS[a]	399,306	1,458,371

		10,282,621

OIL & GAS — 3.93%
Turkiye Petrol Rafinerileri AS	963,304	22,041,993

		22,041,993

PHARMACEUTICALS — 0.53%
Deva Holding ASb	306,533	360,815
EIS Eczacibasi Ilac Sanayi ve TAS	1,272,632	1,301,997

SCHEDULES OF INVESTMENTS	41

Schedule of Investments (Continued)

iSHARES® MSCI TURKEY INVESTABLE MARKET INDEX FUND

August 31, 2012

Security	Shares	Value

Selcuk Ecza Deposu Ticaret ve Sanayi AS	1,189,864	$1,322,035

		2,984,847

REAL ESTATE — 1.25%
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,808,867	7,035,882

		7,035,882

REAL ESTATE INVESTMENT TRUSTS — 1.01%
Akmerkez Gayrimenkul Yatirim Ortakligi AS	158,275	1,645,388
Is Gayrimenkul Yatirim Ortakligi ASa	2,092,087	1,588,009
Saf Gayrimenkul Yatirim Ortakligi AS	2,038,520	874,589
Sinpas Gayrimenkul Yatirim Ortakligi ASa	1,149,635	815,725
Vakif Gayrimenkul Yatirim Ortakligi ASb	402,336	759,062

		5,682,773

RETAIL — 0.63%
Boyner Buyuk Magazacilik ASa,b	282,247	594,596
Dogus Otomotiv Servis ve TAS	594,866	2,113,712
Turcas Petrolculuk ASa	517,308	825,167

		3,533,475

TELECOMMUNICATIONS — 9.35%
Nortel Networks Netas Telekomunikasyon ASa	174,804	1,278,784
Turk Telekomunikasyon AS	4,038,707	15,994,439
Turkcell Iletisim Hizmetleri ASb	5,923,472	35,187,975

		52,461,198

TEXTILES — 0.09%
Polyester Sanayi ASb	828,873	510,623

		510,623

TRANSPORTATION — 0.09%
Celebi Hava Servisi ASa,b	46,524	484,931

		484,931

TOTAL COMMON STOCKS
(Cost: $612,448,912)		561,294,434

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.98%

MONEY MARKET FUNDS — 3.98%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	20,581,494	$20,581,494
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	1,559,694	1,559,694
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	161,359	161,359

		22,302,547

TOTAL SHORT-TERM INVESTMENTS
(Cost: $22,302,547)		22,302,547

TOTAL INVESTMENTS IN SECURITIES — 103.98%
(Cost: $634,751,459)		583,596,981
Other Assets, Less Liabilities — (3.98)%		(22,312,696)

NET ASSETS — 100.00%		$561,284,285

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI USA INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.74%

ADVERTISING — 0.14%
Interpublic Group of Companies Inc. (The)	4,890	$52,030
Omnicom Group Inc.	2,989	153,545

		205,575
AEROSPACE & DEFENSE — 1.66%
Boeing Co. (The)	7,816	558,062
General Dynamics Corp.	3,372	220,900
L-3 Communications Holdings Inc.	1,055	74,103
Lockheed Martin Corp.	3,039	276,974
Northrop Grumman Corp.	2,626	175,653
Raytheon Co.	3,657	206,694
Rockwell Collins Inc.	1,504	73,501
TransDigm Group Inc.[a,b]	537	74,439
United Technologies Corp.	9,517	759,932

		2,420,258
AGRICULTURE — 2.11%
Altria Group Inc.	22,327	758,225
Archer-Daniels-Midland Co.	7,256	194,098
Bunge Ltd.	1,600	101,840
Lorillard Inc.	1,430	179,479
Philip Morris International Inc.	18,714	1,671,160
Reynolds American Inc.	3,740	172,414

		3,077,216
AIRLINES — 0.04%
Delta Air Lines Inc.[a]	2,345	20,284
Southwest Airlines Co.	2,144	19,168
United Continental Holdings Inc.[a,b]	949	17,509

		56,961
APPAREL — 0.57%
Coach Inc.	3,155	183,400
Nike Inc. Class B	4,042	393,529
Ralph Lauren Corp.	686	108,834
VF Corp.	959	146,420

		832,183
AUTO MANUFACTURERS — 0.48%
Ford Motor Co.	39,102	365,213
General Motors Co.[a]	8,657	184,827
PACCAR Inc.	3,719	148,425

		698,465

Security	Shares	Value

AUTO PARTS & EQUIPMENT — 0.37%
Autoliv Inc.	1,055	$62,551
BorgWarner Inc.[a]	1,266	87,075
Delphi Automotive PLC[a]	3,440	104,198
Goodyear Tire & Rubber Co. (The)[a]	2,794	34,087
Johnson Controls Inc.	7,466	203,150
TRW Automotive Holdings Corp.[a]	1,181	51,621

		542,682
BANKS — 6.30%
Bank of America Corp.	118,318	945,361
Bank of New York Mellon Corp. (The)	13,086	294,958
BB&T Corp.	7,697	242,763
Capital One Financial Corp.	5,741	324,539
CIT Group Inc.[a]	2,087	78,805
Citigroup Inc.	32,192	956,424
Comerica Inc.	2,142	65,781
Fifth Third Bancorp	10,094	152,823
First Republic Bank	995	32,527
Goldman Sachs Group Inc. (The)	5,127	542,026
J.P. Morgan Chase & Co.	41,784	1,551,858
KeyCorp	10,644	89,729
M&T Bank Corp.	1,265	109,929
Morgan Stanley	16,298	244,470
Northern Trust Corp.	2,390	110,992
PNC Financial Services Group Inc. (The)[c]	5,825	362,082
Regions Financial Corp.	15,577	108,416
State Street Corp.	5,399	224,598
SunTrust Banks Inc.	5,911	148,780
U.S. Bancorp	20,783	694,360
Wells Fargo & Co.	55,409	1,885,568

		9,166,789
BEVERAGES — 2.44%
Beam Inc.	1,566	91,392
Brown-Forman Corp. Class B NVS	1,364	87,432
Coca-Cola Co. (The)	44,556	1,666,394
Coca-Cola Enterprises Inc.	3,320	98,040
Constellation Brands Inc. Class Aa	1,813	59,720
Dr Pepper Snapple Group Inc.	2,322	104,049
Green Mountain Coffee Roasters Inc.[a,b]	1,508	36,660
Molson Coors Brewing Co. Class B NVS	1,631	72,645
Monster Beverage Corp.[a]	1,653	97,411
PepsiCo Inc.	17,160	1,242,899

		3,556,642

SCHEDULES OF INVESTMENTS	43

Schedule of Investments (Continued)

iSHARES® MSCI USA INDEX FUND

August 31, 2012

Security	Shares	Value

BIOTECHNOLOGY — 1.74%
Alexion Pharmaceuticals Inc.[a]	2,113	$226,535
Amgen Inc.	8,533	716,089
Biogen Idec Inc.[a]	2,501	366,621
Celgene Corp.[a]	4,841	348,746
Gilead Sciences Inc.[a]	8,318	479,865
Illumina Inc.[a]	1,376	57,902
Life Technologies Corp.[a]	1,942	92,653
Regeneron Pharmaceuticals Inc.[a]	820	121,401
Vertex Pharmaceuticals Inc.[a]	2,320	123,726

		2,533,538
BUILDING MATERIALS — 0.07%
Martin Marietta Materials Inc.	520	39,718
Masco Corp.	3,937	55,748

		95,466
CHEMICALS — 2.40%
Air Products and Chemicals Inc.	2,330	192,411
Airgas Inc.	732	60,807
Albemarle Corp.	973	53,252
Celanese Corp. Series A	1,757	67,223
CF Industries Holdings Inc.	723	149,668
Dow Chemical Co. (The)	13,135	384,987
E.I. du Pont de Nemours and Co.	10,303	512,574
Eastman Chemical Co.	1,691	93,445
Ecolab Inc.	3,222	206,305
FMC Corp.	1,504	81,697
International Flavors & Fragrances Inc.	885	53,560
LyondellBasell Industries NV Class A	3,500	170,940
Monsanto Co.	5,853	509,855
Mosaic Co. (The)	3,253	188,381
PPG Industries Inc.	1,681	184,944
Praxair Inc.	3,290	347,095
Sherwin-Williams Co. (The)	956	136,785
Sigma-Aldrich Corp.	1,314	93,333

		3,487,262
COAL — 0.10%
CONSOL Energy Inc.	2,528	76,346
Peabody Energy Corp.	2,983	64,522

		140,868
COMMERCIAL SERVICES — 1.20%
Alliance Data Systems Corp.[a,b]	551	75,845
Automatic Data Processing Inc.	5,373	312,064

Security	Shares	Value

Equifax Inc.	1,354	$61,986
H&R Block Inc.	3,206	53,091
Hertz Global Holdings Inc.[a]	2,970	42,115
Iron Mountain Inc.	1,410	46,248
Manpower Inc.	888	32,954
MasterCard Inc. Class A	1,197	506,211
Moody’s Corp.	2,235	88,506
Paychex Inc.	3,623	120,501
Quanta Services Inc.[a]	2,349	56,376
Robert Half International Inc.	1,497	39,371
SAIC Inc.	3,123	38,132
SEI Investments Co.	1,547	33,647
Total System Services Inc.	1,737	40,264
Verisk Analytics Inc. Class Aa	1,568	76,079
Western Union Co.	6,714	118,234

		1,741,624
COMPUTERS — 8.10%
Accenture PLC Class A	7,071	435,574
Apple Inc.	10,260	6,825,362
Cognizant Technology Solutions Corp. Class Aa	3,341	214,760
Computer Sciences Corp.	1,703	54,854
Dell Inc.[a]	16,309	172,712
EMC Corp.[a]	23,060	606,247
Hewlett-Packard Co.	21,693	366,178
IHS Inc. Class Aa,b	627	71,503
International Business Machines Corp.	12,024	2,342,876
NetApp Inc.[a]	4,000	138,080
SanDisk Corp.[a]	2,687	110,758
Seagate Technology PLC	4,198	134,378
Synopsys Inc.[a]	1,607	53,079
Teradata Corp.[a]	1,860	142,067
Western Digital Corp.[a]	2,591	108,356

		11,776,784
COSMETICS & PERSONAL CARE — 1.93%
Avon Products Inc.	4,825	74,546
Colgate-Palmolive Co.	5,236	556,639
Estee Lauder Companies Inc. (The) Class A	2,606	156,230
Procter & Gamble Co. (The)	30,066	2,020,135

		2,807,550

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI USA INDEX FUND

August 31, 2012

Security	Shares	Value

DISTRIBUTION & WHOLESALE — 0.32%
Arrow Electronics Inc.[a,b]	1,255	$45,494
Fastenal Co.	3,083	132,846
Fossil Inc.[a]	586	49,781
Genuine Parts Co.	1,716	108,382
W.W. Grainger Inc.	657	135,316

		471,819
DIVERSIFIED FINANCIAL SERVICES — 2.29%
Affiliated Managers Group Inc.[a]	568	66,808
American Express Co.	11,365	662,580
Ameriprise Financial Inc.	2,392	131,345
BlackRock Inc.[c]	1,445	254,855
Charles Schwab Corp. (The)	11,990	161,745
CME Group Inc.	3,460	189,954
Discover Financial Services	5,814	225,176
Eaton Vance Corp.	1,283	34,756
Franklin Resources Inc.	1,654	194,180
IntercontinentalExchange Inc.[a]	799	109,223
Invesco Ltd.	4,977	117,855
Legg Mason Inc.	1,456	35,788
NASDAQ OMX Group Inc. (The)	1,427	32,636
NYSE Euronext Inc.	2,745	68,762
SLM Corp.	5,349	84,247
T. Rowe Price Group Inc.	2,817	173,076
TD Ameritrade Holding Corp.	2,399	41,047
Visa Inc. Class A	5,798	743,594

		3,327,627
ELECTRIC — 3.11%
AES Corp. (The)[a]	7,132	81,233
Alliant Energy Corp.	1,228	54,130
Ameren Corp.	2,666	87,232
American Electric Power Co. Inc.	5,314	228,449
Calpine Corp.[a]	3,491	61,267
CMS Energy Corp.	2,905	67,018
Consolidated Edison Inc.	3,238	196,288
Dominion Resources Inc.	6,284	329,784
DTE Energy Co.	1,885	110,084
Duke Energy Corp.	7,745	501,721
Edison International	3,387	148,317
Entergy Corp.	1,938	131,939
Exelon Corp.	9,384	342,234
FirstEnergy Corp.	4,605	201,239

Security	Shares	Value

Integrys Energy Group Inc.	858	$46,323
MDU Resources Group Inc.	1,961	42,260
NextEra Energy Inc.	4,360	293,472
Northeast Utilities	3,434	129,359
NRG Energy Inc.	2,524	53,862
Pepco Holdings Inc.	2,533	48,912
PG&E Corp.	4,646	201,683
Pinnacle West Capital Corp.	1,209	62,106
PPL Corp.	6,375	186,979
Public Service Enterprise Group Inc.	5,567	176,251
SCANA Corp.	1,367	64,741
Southern Co. (The)	9,544	432,630
Wisconsin Energy Corp.	2,527	95,925
Xcel Energy Inc.	5,341	148,960

		4,524,398
ELECTRICAL COMPONENTS & EQUIPMENT — 0.38%
AMETEK Inc.	2,685	92,122
Emerson Electric Co.	8,051	408,347
Energizer Holdings Inc.	715	49,264

		549,733
ELECTRONICS — 1.22%
Agilent Technologies Inc.	3,843	142,806
Amphenol Corp. Class A	1,760	107,131
Avnet Inc.[a,b]	1,610	51,858
Flextronics International Ltd.[a]	7,526	50,650
FLIR Systems Inc.	1,708	33,818
Garmin Ltd.[b]	1,266	51,083
Honeywell International Inc.	8,141	475,841
Sensata Technologies Holding NVa	966	29,009
TE Connectivity Ltd.	4,703	165,405
Thermo Fisher Scientific Inc.	4,048	232,153
Trimble Navigation Ltd.[a]	1,365	66,953
Tyco International Ltd.	5,092	287,087
Waters Corp.[a,b]	982	78,747

		1,772,541
ENGINEERING & CONSTRUCTION — 0.16%
Fluor Corp.	1,864	95,996
Jacobs Engineering Group Inc.[a,b]	1,454	57,491
KBR Inc.	1,642	44,482
URS Corp.	808	29,419

		227,388

SCHEDULES OF INVESTMENTS	45

Schedule of Investments (Continued)

iSHARES® MSCI USA INDEX FUND

August 31, 2012

Security	Shares	Value

ENTERTAINMENT — 0.04%
Dolby Laboratories Inc. Class Aa	515	$17,088
International Game Technology	3,205	39,389

		56,477
ENVIRONMENTAL CONTROL — 0.24%
Republic Services Inc.	3,449	95,365
Stericycle Inc.[a,b]	946	86,578
Waste Management Inc.	4,812	166,399

		348,342
FOOD — 1.77%
Campbell Soup Co.	2,054	72,178
ConAgra Foods Inc.	4,602	115,556
General Mills Inc.	7,096	279,086
H.J. Heinz Co.	3,496	194,797
Hershey Co. (The)	1,690	121,376
Hormel Foods Corp.	1,642	47,158
J.M. Smucker Co. (The)	1,224	104,003
Kellogg Co.	2,763	139,946
Kraft Foods Inc. Class A	18,495	768,097
Kroger Co. (The)	5,846	130,249
McCormick & Co. Inc. NVS	1,318	80,978
Ralcorp Holdings Inc.[a]	616	43,711
Safeway Inc.	2,635	41,238
Sysco Corp.	6,477	196,253
Tyson Foods Inc. Class A	3,286	51,459
Whole Foods Market Inc.	1,922	185,953

		2,572,038
FOREST PRODUCTS & PAPER — 0.15%
International Paper Co.	4,566	157,801
MeadWestvaco Corp.	1,927	55,420

		213,221
GAS — 0.23%
CenterPoint Energy Inc.	4,513	92,020
NiSource Inc.	3,147	76,598
Sempra Energy	2,523	167,023

		335,641
HAND & MACHINE TOOLS — 0.08%
Stanley Black & Decker Inc.	1,798	118,272

		118,272
HEALTH CARE — PRODUCTS — 1.76%
Baxter International Inc.	6,104	358,183
Becton, Dickinson and Co.	2,224	168,980

Security	Shares	Value

Boston Scientific Corp.[a,b]	15,541	$83,921
C.R. Bard Inc.	874	85,748
CareFusion Corp.[a]	2,441	64,125
Covidien PLC	5,281	296,000
Edwards Lifesciences Corp.[a,b]	1,249	127,535
Henry Schein Inc.[a,b]	981	75,351
Hologic Inc.[a,b]	2,982	58,537
Hospira Inc.[a]	1,831	61,485
Intuitive Surgical Inc.[a]	436	214,420
Medtronic Inc.	11,380	462,711
St. Jude Medical Inc.	3,440	129,894
Stryker Corp.	3,343	178,048
Varian Medical Systems Inc.[a,b]	1,236	72,664
Zimmer Holdings Inc.	1,916	118,371

		2,555,973
HEALTH CARE — SERVICES — 1.15%
Aetna Inc.	3,788	145,497
Cigna Corp.	3,163	144,771
Coventry Health Care Inc.	1,563	65,068
DaVita Inc.[a]	1,047	101,842
HCA Holdings Inc.	1,908	54,473
Humana Inc.	1,791	125,513
Laboratory Corp. of America Holdings[a]	1,064	93,579
Quest Diagnostics Inc.	1,762	106,548
UnitedHealth Group Inc.	11,383	618,097
WellPoint Inc.	3,629	217,268

		1,672,656
HOLDING COMPANIES — DIVERSIFIED — 0.03%
Leucadia National Corp.	2,281	48,768

		48,768
HOME BUILDERS — 0.08%
D.R. Horton Inc.	3,191	60,597
Toll Brothers Inc.[a,b]	1,657	54,217

		114,814
HOME FURNISHINGS — 0.04%
Whirlpool Corp.	846	63,839

		63,839
HOUSEHOLD PRODUCTS & WARES — 0.40%
Avery Dennison Corp.	1,165	36,383
Church & Dwight Co. Inc.	1,523	83,369
Clorox Co. (The)	1,351	98,285
Kimberly-Clark Corp.	4,313	360,567

		578,604

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI USA INDEX FUND

August 31, 2012

Security	Shares	Value

HOUSEWARES — 0.04%
Newell Rubbermaid Inc.	3,167	$56,784

		56,784
INSURANCE — 3.15%
ACE Ltd.	3,726	274,718
Aflac Inc.	5,160	238,289
Alleghany Corp.[a]	141	47,538
Allstate Corp. (The)	5,381	200,604
American International Group Inc.[a]	7,153	245,562
Aon PLC	3,383	175,781
Arch Capital Group Ltd.[a,b]	1,504	60,025
Assurant Inc.	959	33,805
Axis Capital Holdings Ltd.[b]	1,286	43,814
Berkshire Hathaway Inc. Class Ba	10,083	850,400
Chubb Corp. (The)	2,967	219,232
Cincinnati Financial Corp.	1,716	66,340
Everest Re Group Ltd.	568	58,879
Fidelity National Financial Inc. Class A	2,188	41,222
Genworth Financial Inc. Class Aa	5,381	28,465
Hartford Financial Services Group Inc. (The)	4,615	82,747
Lincoln National Corp.	3,130	72,679
Loews Corp.	3,470	141,055
Marsh & McLennan Companies Inc.	6,010	205,362
MetLife Inc.	9,313	317,853
PartnerRe Ltd.	708	51,967
Principal Financial Group Inc.	3,300	90,552
Progressive Corp. (The)	6,364	124,289
Prudential Financial Inc.	5,133	279,800
RenaissanceRe Holdings Ltd.[b]	575	44,419
Torchmark Corp.	1,094	55,991
Travelers Companies Inc. (The)	4,268	276,310
Unum Group	3,135	61,164
W.R. Berkley Corp.	1,326	49,566
Willis Group Holdings PLC	1,910	71,281
XL Group PLC	3,378	78,099

		4,587,808
INTERNET — 3.37%
Amazon.com Inc.[a]	3,955	981,750
eBay Inc.[a]	12,763	605,860
Equinix Inc.[a]	530	104,754
Expedia Inc.	1,002	51,463
F5 Networks Inc.[a,b]	868	84,621

Security	Shares	Value

Facebook Inc. Class Aa	4,880	$88,230
Google Inc. Class Aa	2,853	1,954,562
Liberty Interactive Corp. Series Aa	5,810	105,974
LinkedIn Corp. Class Aa	689	73,930
Netflix Inc.[a,b]	577	34,458
Priceline.com Inc.[a]	546	330,095
Rackspace Hosting Inc.[a]	1,211	72,636
Symantec Corp.[a]	7,906	140,964
VeriSign Inc.[a]	1,746	83,249
Yahoo! Inc.[a]	12,778	187,198

		4,899,744
IRON & STEEL — 0.13%
Allegheny Technologies Inc.	1,147	33,997
Nucor Corp.	3,471	130,683
United States Steel Corp.[b]	1,628	31,665

		196,345
LEISURE TIME — 0.22%
Carnival Corp.	4,905	170,105
Harley-Davidson Inc.	2,571	107,879
Royal Caribbean Cruises Ltd.	1,574	42,530

		320,514
LODGING — 0.44%
Las Vegas Sands Corp.	4,527	191,900
Marriott International Inc. Class A	2,922	110,101
MGM Resorts International[a]	4,020	39,637
Starwood Hotels & Resorts Worldwide Inc.	2,187	120,569
Wyndham Worldwide Corp.	1,607	83,789
Wynn Resorts Ltd.	888	91,615

		637,611
MACHINERY — 1.04%
AGCO Corp.[a,b]	1,082	45,541
Caterpillar Inc.	7,167	611,560
Cummins Inc.	2,000	194,220
Deere & Co.	4,146	311,406
Flowserve Corp.	611	78,000
Rockwell Automation Inc.	1,574	113,423
Roper Industries Inc.	1,080	111,013
Xylem Inc.	2,024	49,163

		1,514,326
MANUFACTURING — 3.21%
3M Co.	7,233	669,776
Cooper Industries PLC	1,768	129,329

SCHEDULES OF INVESTMENTS	47

Schedule of Investments (Continued)

iSHARES® MSCI USA INDEX FUND

August 31, 2012

Security	Shares	Value

Danaher Corp.	6,474	$346,812
Dover Corp.	2,013	116,372
Eaton Corp.	3,532	157,951
General Electric Co.	116,286	2,408,283
Illinois Tool Works Inc.	4,713	279,434
Ingersoll-Rand PLC	3,304	154,495
Leggett & Platt Inc.	1,536	36,465
Pall Corp.	1,265	70,220
Parker Hannifin Corp.	1,657	132,527
Pentair Inc.	1,073	45,602
SPX Corp.	579	36,998
Textron Inc.	3,133	83,714

		4,667,978
MEDIA — 3.42%
Cablevision NY Group Class A	2,204	32,950
CBS Corp. Class B NVS	6,636	241,152
Charter Communications Inc. Class Aa	445	34,621
Comcast Corp. Class A	23,165	776,722
Comcast Corp. Class A Special NVS	6,330	208,067
DIRECTV[a]	7,186	374,319
Discovery Communications Inc. Series Aa	1,615	88,567
Discovery Communications Inc. Series C NVS[a,b]	1,124	58,234
DISH Network Corp. Class A	2,313	73,993
Liberty Global Inc. Series Aa	1,506	83,237
Liberty Global Inc. Series C NVS[a]	1,257	65,603
Liberty Media Corp. Series Aa	1,146	119,505
McGraw-Hill Companies Inc. (The)	2,787	142,694
News Corp. Class A NVS	17,808	416,529
News Corp. Class B	4,812	113,323
Nielsen Holdings NVa	1,398	39,200
Scripps Networks Interactive Inc. Class A	981	57,977
Sirius XM Radio Inc.[a]	41,921	106,060
Time Warner Cable Inc.	3,427	304,386
Time Warner Inc.	10,532	437,605
Viacom Inc. Class B NVS	5,227	261,402
Walt Disney Co. (The)	18,631	921,675
Washington Post Co. (The) Class Bb	52	18,330

		4,976,151
METAL FABRICATE & HARDWARE — 0.18%
Precision Castparts Corp.	1,588	255,795

		255,795

Security	Shares	Value

MINING — 0.56%
Alcoa Inc.	11,885	$101,736
Freeport-McMoRan Copper & Gold Inc.	10,449	377,313
Newmont Mining Corp.	5,431	275,243
Vulcan Materials Co.	1,423	55,383

		809,675
OFFICE & BUSINESS EQUIPMENT — 0.10%
Pitney Bowes Inc.	2,264	30,247
Xerox Corp.	14,870	109,592

		139,839
OIL & GAS — 8.88%
Anadarko Petroleum Corp.	5,494	380,569
Apache Corp.	4,295	368,296
Cabot Oil & Gas Corp.	2,280	94,415
Chesapeake Energy Corp.	7,306	141,371
Chevron Corp.	21,645	2,427,703
Cimarex Energy Co.	953	54,521
Cobalt International Energy Inc.[a]	1,999	45,397
Concho Resources Inc.[a]	1,098	98,535
ConocoPhillips	13,181	748,549
Continental Resources Inc.[a]	494	36,586
Denbury Resources Inc.[a]	4,367	67,645
Devon Energy Corp.	4,209	243,406
Diamond Offshore Drilling Inc.	767	51,404
Energen Corp.	770	39,308
Ensco PLC Class A	2,555	146,580
EOG Resources Inc.	2,959	320,460
EQT Corp.	1,640	88,494
Exxon Mobil Corp.	51,310	4,479,363
Helmerich & Payne Inc.	1,169	53,353
Hess Corp.	3,392	171,398
HollyFrontier Corp.	2,172	87,510
Marathon Oil Corp.	7,784	216,551
Marathon Petroleum Corp.	3,738	193,441
Murphy Oil Corp.	2,023	103,841
Nabors Industries Ltd.[a]	3,222	47,589
Newfield Exploration Co.[a]	1,476	48,162
Noble Corp.[a]	2,766	105,495
Noble Energy Inc.	1,952	171,581
Occidental Petroleum Corp.	8,902	756,759
Phillips 66	6,517	273,714
Pioneer Natural Resources Co.	1,280	124,621

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI USA INDEX FUND

August 31, 2012

Security	Shares	Value

Plains Exploration & Production Co.[a]	1,409	$55,402
QEP Resources Inc.	1,962	56,290
Range Resources Corp.	1,767	115,191
Rowan Companies PLC[a]	1,353	47,599
Southwestern Energy Co.[a]	3,876	120,660
Sunoco Inc.	1,146	54,080
Ultra Petroleum Corp.[a,b]	1,669	34,315
Valero Energy Corp.	6,090	190,373
Whiting Petroleum Corp.[a]	1,323	58,900

		12,919,427
OIL & GAS SERVICES — 1.68%
Baker Hughes Inc.	4,802	218,971
Cameron International Corp.[a]	2,706	148,045
Core Laboratories NV	518	63,295
FMC Technologies Inc.[a]	2,656	124,407
Halliburton Co.	10,165	333,005
National Oilwell Varco Inc.	4,671	368,075
Schlumberger Ltd.	14,639	1,059,571
Superior Energy Services Inc.[a]	1,788	37,137
Weatherford International Ltd.[a]	8,424	99,066

		2,451,572
PACKAGING & CONTAINERS — 0.16%
Ball Corp.	1,626	68,568
Crown Holdings Inc.[a]	1,631	59,124
Owens-Illinois Inc.[a]	1,714	29,961
Rock-Tenn Co. Class A	780	52,081
Sealed Air Corp.	2,001	28,554

		238,288
PHARMACEUTICALS — 6.76%
Abbott Laboratories	17,273	1,132,072
Allergan Inc.	3,381	291,205
AmerisourceBergen Corp.	2,775	106,893
Bristol-Myers Squibb Co.	18,566	612,864
Cardinal Health Inc.	3,829	151,437
DENTSPLY International Inc.	1,540	55,856
Eli Lilly and Co.	11,491	516,061
Express Scripts Holding Co.[a]	8,847	553,999
Forest Laboratories Inc.[a]	2,894	100,393
Herbalife Ltd.	1,273	61,600
Johnson & Johnson	30,106	2,030,048
McKesson Corp.	2,583	225,005
Mead Johnson Nutrition Co. Class A	2,235	163,893

Security	Shares	Value

Merck & Co. Inc.	33,384	$1,437,181
Mylan Inc.[a]	4,729	111,463
Omnicare Inc.	1,248	40,410
Patterson Companies Inc.	971	32,985
Perrigo Co.	970	106,671
Pfizer Inc.	82,164	1,960,433
Warner Chilcott PLC Class A	1,914	26,069
Watson Pharmaceuticals Inc.[a]	1,398	113,727

		9,830,265
PIPELINES — 0.57%
Kinder Morgan Inc.	6,171	220,737
Kinder Morgan Management LLC[a]	1,097	81,310
ONEOK Inc.	2,154	95,918
Spectra Energy Corp.	7,183	202,991
Williams Companies Inc. (The)	6,882	222,082

		823,038
REAL ESTATE — 0.04%
CBRE Group Inc. Class Aa	3,497	60,533

		60,533
REAL ESTATE INVESTMENT TRUSTS — 2.80%
American Capital Agency Corp.	3,686	128,420
American Tower Corp.	4,345	305,888
Annaly Capital Management Inc.	10,671	184,715
AvalonBay Communities Inc.	1,046	148,030
Boston Properties Inc.	1,649	184,902
Camden Property Trust	889	61,723
Digital Realty Trust Inc.[b]	1,340	99,843
Duke Realty Corp.[b]	3,019	43,776
Equity Residential	3,321	200,588
Federal Realty Investment Trust	713	76,940
General Growth Properties Inc.	4,606	94,792
HCP Inc.[b]	4,615	211,644
Health Care REIT Inc.	2,487	145,340
Host Hotels & Resorts Inc.	7,949	121,620
Kimco Realty Corp.	4,439	90,200
Liberty Property Trust	1,277	47,096
Macerich Co. (The)	1,459	86,913
Plum Creek Timber Co. Inc.	1,789	73,224
Prologis Inc.	5,049	172,524
Public Storage	1,608	234,061
Rayonier Inc.	1,343	65,794
Realty Income Corp.	1,477	62,226

SCHEDULES OF INVESTMENTS	49

Schedule of Investments (Continued)

iSHARES® MSCI USA INDEX FUND

August 31, 2012

Security	Shares	Value

Regency Centers Corp.	996	$48,804
Simon Property Group Inc.	3,326	527,836
SL Green Realty Corp.	992	79,955
UDR Inc.	2,713	68,503
Ventas Inc.	3,237	211,991
Vornado Realty Trust[b]	1,835	148,947
Weyerhaeuser Co.	5,944	148,065

		4,074,360
RETAIL — 6.54%
Abercrombie & Fitch Co. Class A	922	33,183
Advance Auto Parts Inc.	827	58,816
AutoZone Inc.[a]	376	135,977
Bed Bath & Beyond Inc.[a]	2,550	171,284
Best Buy Co. Inc.	3,151	55,899
CarMax Inc.[a]	2,542	77,760
Chipotle Mexican Grill Inc.[a,b]	347	100,158
Costco Wholesale Corp.	4,745	464,393
CVS Caremark Corp.	14,061	640,479
Darden Restaurants Inc.	1,411	73,301
Dick’s Sporting Goods Inc.	1,018	50,656
Dollar General Corp.[a]	2,370	121,036
Dollar Tree Inc.[a]	2,544	122,544
Family Dollar Stores Inc.	1,093	69,559
GameStop Corp. Class Ab	1,461	27,876
Gap Inc. (The)	3,532	126,516
Home Depot Inc. (The)	16,795	953,116
J.C. Penney Co. Inc.[b]	1,805	47,074
Kohl’s Corp.	2,499	130,448
Limited Brands Inc.	2,721	132,241
Lowe’s Companies Inc.	12,910	367,677
Lululemon Athletica Inc.[a,b]	1,123	73,208
Macy’s Inc.	4,537	182,886
McDonald’s Corp.	11,146	997,456
Nordstrom Inc.	1,821	105,308
O’Reilly Automotive Inc.[a]	1,391	118,165
PetSmart Inc.	1,189	84,324
PVH Corp.	756	70,988
Ross Stores Inc.	2,472	171,038
Sears Holdings Corp.[a,b]	405	21,364
Staples Inc.	7,488	81,769
Starbucks Corp.	8,334	413,450
Target Corp.	6,892	441,708
Tiffany & Co.	1,386	85,863

Security	Shares	Value

TJX Companies Inc. (The)	8,129	$372,227
Tractor Supply Co.	807	77,052
Ulta Salon, Cosmetics & Fragrance Inc.	657	61,758
Urban Outfitters Inc.[a]	1,263	47,413
Wal-Mart Stores Inc.	20,419	1,482,419
Walgreen Co.	9,466	338,504
Yum! Brands Inc.	5,051	321,850

		9,508,743
SAVINGS & LOANS — 0.10%
Hudson City Bancorp Inc.	5,183	37,266
New York Community Bancorp Inc.	4,799	63,635
People’s United Financial Inc.	3,846	46,036

		146,937
SEMICONDUCTORS — 3.06%
Advanced Micro Devices Inc.[a,b]	6,436	23,942
Altera Corp.	3,569	133,231
Analog Devices Inc.	3,290	130,745
Applied Materials Inc.	13,972	163,333
Avago Technologies Ltd.	2,535	92,705
Broadcom Corp. Class Aa	5,480	194,704
Cree Inc.[a,b]	1,213	34,207
Intel Corp.	55,226	1,371,261
KLA-Tencor Corp.	1,845	94,667
Lam Research Corp.[a,b]	2,268	77,407
Linear Technology Corp.	2,536	83,751
LSI Corp.[a]	6,206	48,345
Marvell Technology Group Ltd.	5,243	53,374
Maxim Integrated Products Inc.	3,195	86,712
Microchip Technology Inc.	2,135	74,191
Micron Technology Inc.[a]	10,829	67,248
NVIDIA Corp.[a]	6,829	95,811
QUALCOMM Inc.	18,819	1,156,616
Texas Instruments Inc.	12,552	364,510
Xilinx Inc.	2,931	99,390

		4,446,150
SOFTWARE — 3.99%
Activision Blizzard Inc.	4,920	57,859
Adobe Systems Inc.[a]	5,455	170,578
Akamai Technologies Inc.[a]	1,945	72,957
ANSYS Inc.[a]	1,024	71,373
Autodesk Inc.[a]	2,559	79,457
BMC Software Inc.[a]	1,746	72,284

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI USA INDEX FUND

August 31, 2012

Security	Shares	Value

CA Inc.	3,623	$94,307
Cerner Corp.[a]	1,603	117,243
Citrix Systems Inc.[a]	2,058	159,886
Dun & Bradstreet Corp. (The)	544	44,037
Electronic Arts Inc.[a]	3,467	46,215
Fidelity National Information Services Inc.	2,605	82,057
Fiserv Inc.[a,b]	1,497	106,751
Intuit Inc.	3,064	179,367
Microsoft Corp.	82,980	2,557,444
Nuance Communications Inc.[a]	2,701	64,419
Oracle Corp.	43,671	1,382,187
Red Hat Inc.[a]	2,112	118,356
Salesforce.com Inc.[a]	1,442	209,350
VeriFone Systems Inc.[a]	1,226	42,591
VMware Inc. Class Aa	914	81,383

		5,810,101
TELECOMMUNICATIONS — 4.34%
AT&T Inc.	64,332	2,357,124
CenturyLink Inc.	6,825	288,424
Cisco Systems Inc.	58,777	1,121,465
Corning Inc.	16,730	200,593
Crown Castle International Corp.[a]	3,224	204,595
Frontier Communications Corp.[b]	11,071	51,148
Harris Corp.	1,226	57,659
Juniper Networks Inc.[a,b]	5,841	101,867
Level 3 Communications Inc.[a]	1,694	36,506
MetroPCS Communications Inc.[a]	3,375	32,839
Motorola Solutions Inc.	2,883	137,404
SBA Communications Corp. Class Aa	1,340	80,105
Sprint Nextel Corp.[a]	32,850	159,322
Verizon Communications Inc.	31,186	1,339,127
Virgin Media Inc.	2,903	80,036
Windstream Corp.	6,388	63,050

		6,311,264
TEXTILES — 0.07%
Cintas Corp.	1,277	51,616
Mohawk Industries Inc.[a]	631	45,464

		97,080
TOYS, GAMES & HOBBIES — 0.12%
Hasbro Inc.	1,277	47,900
Mattel Inc.	3,771	132,513

		180,413

Security	Shares	Value

TRANSPORTATION — 1.62%
C.H. Robinson Worldwide Inc.	1,775	$100,483
CSX Corp.	11,401	256,066
Expeditors International of Washington Inc.	2,322	85,008
FedEx Corp.	3,296	288,829
J.B. Hunt Transport Services Inc.	1,012	53,069
Kansas City Southern Industries Inc.	1,204	93,105
Norfolk Southern Corp.	3,574	258,972
Union Pacific Corp.	5,249	637,439
United Parcel Service Inc. Class B	7,971	588,340

		2,361,311
WATER — 0.05%
American Water Works Co. Inc.	1,968	72,560

		72,560

TOTAL COMMON STOCKS
(Cost: $130,519,814)		145,086,626

RIGHTS — 0.00%

INTERNET — 0.00%
Liberty Ventures[a,d]	100	995

		995

TOTAL RIGHTS
(Cost: $656)		995

SHORT-TERM INVESTMENTS — 1.26%

MONEY MARKET FUNDS — 1.26%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,e,f]	1,529,898	1,529,898
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,e,f]	115,938	115,938
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,e]	193,647	193,647

		1,839,483

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,839,483)		1,839,483

SCHEDULES OF INVESTMENTS	51

Schedule of Investments (Continued)

iSHARES® MSCI USA INDEX FUND

August 31, 2012

Value
TOTAL INVESTMENTS IN SECURITIES — 101.00%
(Cost: $132,359,953)	$146,927,104
Other Assets, Less Liabilities — (1.00)%	(1,457,271)

NET ASSETS — 100.00%	$145,469,833

NVS	— Non-Voting Shares

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2012

	iShares MSCI Brazil Index Fund	iShares MSCI Canada Index Fund	iShares MSCI Chile Investable Market Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$5,517,641,070	$4,735,126,382	$411,566,410
Affiliated (Note 2)	751,668	74,028,686	900,524

Total cost of investments	$5,518,392,738	$4,809,155,068	$412,466,934

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$7,345,894,797	$4,244,760,141	$548,130,822
Affiliated (Note 2)	751,668	74,028,686	900,524

Total fair value of investments	7,346,646,465	4,318,788,827	549,031,346
Foreign currencies, at value[b]	19,203,811	7,010,253	—
Cash held at broker, at value[c]	—	1,013,119	—
Receivables:
Investment securities sold	22,195,333	17,097,115	2,986,288
Dividends and interest	19,776,625	6,707,552	65,682

Total Assets	7,407,822,234	4,350,616,866	552,083,316

LIABILITIES
Payables:
Investment securities purchased	33,197,490	20,191,046	8,686
Collateral for securities on loan (Note 5)	—	73,852,977	—
Capital shares redeemed	—	96,457	2,981,330
Futures variation margin	—	44,971	—
Investment advisory fees (Note 2)	4,007,654	1,887,113	296,655

Total Liabilities	37,205,144	96,072,564	3,286,671

NET ASSETS	$7,370,617,090	$4,254,544,302	$548,796,645

Net assets consist of:
Paid-in capital	6,831,551,708	5,002,441,634	504,815,303
Undistributed (distributions in excess of) net investment income	(53,385,526)	12,529,913	—
Accumulated net realized loss	(1,234,724,865)	(270,065,289)	(92,578,843)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	1,827,175,773	(490,361,956)	136,560,185

NET ASSETS	$7,370,617,090	$4,254,544,302	$548,796,645

Shares outstanding[d]	140,100,000	154,600,000	9,100,000

Net asset value per share	$52.61	$27.52	$60.31

[a]	Securities on loan with values of $ —, $69,624,222 and $ —, respectively. See Note 5.
[b]	Cost of foreign currencies: $19,171,921, $7,000,391 and $ —, respectively.
[c]	Cost of cash held at broker: $ —, $992,144 and $ —, respectively.
[d]	$0.001 par value, number of shares authorized: 500 million, 340.2 million and 200 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	53

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2012

	iShares MSCI Israel Capped Investable Market Index Fund	iShares MSCI Mexico Investable Market Index Fund	iShares MSCI South Africa Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$103,109,027	$1,297,070,613	$499,779,322
Affiliated (Note 2)	8,504,316	20,040,846	16,483,223

Total cost of investments	$111,613,343	$1,317,111,459	$516,262,545

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$68,654,584	$1,181,416,711	$470,645,052
Affiliated (Note 2)	8,504,316	20,040,846	16,483,223

Total fair value of investments	77,158,900	1,201,457,557	487,128,275
Foreign currencies, at value[b]	76,413	1,692,152	853,570
Receivables:
Investment securities sold	3,089,902	—	—
Dividends and interest	288,470	12,837	1,125,393

Total Assets	80,613,685	1,203,162,546	489,107,238

LIABILITIES
Payables:
Investment securities purchased	3,172,908	—	468,246
Collateral for securities on loan (Note 5)	8,493,216	19,913,623	16,378,566
Capital shares redeemed	—	—	72,549
Investment advisory fees (Note 2)	35,073	549,371	265,699

Total Liabilities	11,701,197	20,462,994	17,185,060

NET ASSETS	$68,912,488	$1,182,699,552	$471,922,178

Net assets consist of:
Paid-in capital	133,233,734	1,384,339,320	565,163,807
Undistributed (distributions in excess of) net investment income	(3,903)	1,561,425	(948,355)
Accumulated net realized loss	(29,863,351)	(87,540,257)	(63,143,743)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(34,453,992)	(115,660,936)	(29,149,531)

NET ASSETS	$68,912,488	$1,182,699,552	$471,922,178

Shares outstanding[c]	1,850,000	19,400,000	7,300,000

Net asset value per share	$37.25	$60.96	$64.65

[a]	Securities on loan with values of $8,155,682, $18,314,263 and $15,210,894, respectively. See Note 5.
[b]	Cost of foreign currencies: $76,994, $1,699,186 and $864,018, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 255 million and 400 million, respectively.

See notes to financial statements.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2012

	iShares MSCI Turkey Investable Market Index Fund	iShares MSCI USA Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$612,448,912	$129,943,835
Affiliated (Note 2)	22,302,547	2,416,118

Total cost of investments	$634,751,459	$132,359,953

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$561,294,434	$144,470,684
Affiliated (Note 2)	22,302,547	2,456,420

Total fair value of investments	583,596,981	146,927,104
Foreign currencies, at value[b]	45,057	—
Receivables:
Investment securities sold	—	840,475
Dividends and interest	65,866	347,351

Total Assets	583,707,904	148,114,930

LIABILITIES
Payables:
Investment securities purchased	—	980,854
Collateral for securities on loan (Note 5)	22,141,188	1,645,836
Investment advisory fees (Note 2)	282,431	18,407

Total Liabilities	22,423,619	2,645,097

NET ASSETS	$561,284,285	$145,469,833

Net assets consist of:
Paid-in capital	653,746,537	130,820,663
Undistributed (distributions in excess of) net investment income	(529,751)	589,867
Accumulated net realized loss	(40,777,518)	(507,848)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(51,154,983)	14,567,151

NET ASSETS	$561,284,285	$145,469,833

Shares outstanding[c]	10,000,000	4,800,000

Net asset value per share	$56.13	$30.31

[a]	Securities on loan with values of $21,268,939 and $1,608,616, respectively. See Note 5.
[b]	Cost of foreign currencies: $45,573 and $ —, respectively.
[c]	$0.001 par value, number of shares authorized: 200 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	55

Statements of Operations

iSHARES®, INC.

Year ended August 31, 2012

	iShares MSCI Brazil Index Fund	iShares MSCI Canada Index Fund	iShares MSCI Chile Investable Market Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$320,967,780	$111,072,111	$12,967,433
Interest — affiliated (Note 2)	2,530	1,284	492
Securities lending income — affiliated (Note 2)	2,233	283,696	—

	320,972,543	111,357,091	12,967,925
Less: Other foreign taxes (Note 1)	—	(11,406)	—

Total investment income	320,972,543	111,345,685	12,967,925

EXPENSES
Investment advisory fees (Note 2)	55,389,902	23,683,748	3,655,560

Total expenses	55,389,902	23,683,748	3,655,560

Net investment income	265,582,641	87,661,937	9,312,365

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(531,476,853)	(82,922,657)	(53,319,519)
In-kind redemptions — unaffiliated	—	103,949,741	—
Futures contracts	—	(206)	—
Foreign currency transactions	(11,746,875)	317,817	(627,834)

Net realized gain (loss)	(543,223,728)	21,344,695	(53,947,353)

Net change in unrealized appreciation/depreciation on:
Investments	(1,350,755,635)	(434,440,700)	(39,628,008)
Futures contracts	—	(44,971)	—
Translation of assets and liabilities in foreign currencies	(3,916,285)	(32,367)	(1,421)

Net change in unrealized appreciation/depreciation	(1,354,671,920)	(434,518,038)	(39,629,429)

Net realized and unrealized loss	(1,897,895,648)	(413,173,343)	(93,576,782)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(1,632,313,007)	$(325,511,406)	$(84,264,417)

[a]	Net of foreign withholding tax of $29,501,494, $19,537,309 and $4,076,485, respectively.

See notes to financial statements.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2012

	iShares MSCI Israel Capped Investable Market Index Fund	iShares MSCI Mexico Investable Market Index Fund	iShares MSCI South Africa Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$2,521,743	$20,178,499	$19,838,559
Interest — affiliated (Note 2)	84	327	102
Securities lending income — affiliated (Note 2)	64,726	426,671	118,612

Total investment income	2,586,553	20,605,497	19,957,273

EXPENSES
Investment advisory fees (Note 2)	469,665	6,061,230	3,145,182

Total expenses	469,665	6,061,230	3,145,182

Net investment income	2,116,888	14,544,267	16,812,091

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(9,758,844)	(44,417,227)	(15,517,638)
In-kind redemptions — unaffiliated	1,007,522	96,098,861	25,087,193
Foreign currency transactions	(31,471)	32,143	(354,779)

Net realized gain (loss)	(8,782,793)	51,713,777	9,214,776

Net change in unrealized appreciation/depreciation on:
Investments	(7,354,374)	(17,433,810)	(37,998,271)
Translation of assets and liabilities in foreign currencies	(256)	18,058	(31,210)

Net change in unrealized appreciation/depreciation	(7,354,630)	(17,415,752)	(38,029,481)

Net realized and unrealized gain (loss)	(16,137,423)	34,298,025	(28,814,705)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,020,535)	$48,842,292	$(12,002,614)

[a]	Net of foreign withholding tax of $501,258, $ — and $520,032, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	57

Statements of Operations (Continued)

iSHARES®, INC.

Year ended August 31, 2012

	iShares MSCI Turkey Investable Market Index Fund	iShares MSCI USA Index Fund

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$8,949,668	$2,132,989
Dividends — affiliated (Note 2)	—	13,474
Interest — affiliated (Note 2)	136	51
Securities lending income — affiliated (Note 2)	1,048,966	9,532

Total investment income	9,998,770	2,156,046

EXPENSES
Investment advisory fees (Note 2)	2,589,437	147,696

Total expenses	2,589,437	147,696

Net investment income	7,409,333	2,008,350

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(23,864,682)	(556,671)
Investments — affiliated (Note 2)	—	(545)
In-kind redemptions — unaffiliated	(19,119,854)	2,333,994
In-kind redemptions — affiliated (Note 2)	—	10,292
Foreign currency transactions	(65,112)	—

Net realized gain (loss)	(43,049,648)	1,787,070

Net change in unrealized appreciation/depreciation on:
Investments	111,604,136	14,419,985
Translation of assets and liabilities in foreign currencies	12,276	—

Net change in unrealized appreciation/depreciation	111,616,412	14,419,985

Net realized and unrealized gain	68,566,764	16,207,055

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$75,976,097	$18,215,405

[a]	Net of foreign withholding tax of $1,356,113 and $553, respectively.

See notes to financial statements.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Brazil Index Fund		iShares MSCI Canada Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$265,582,641	$367,867,712	$87,661,937	$86,191,078
Net realized gain (loss)	(543,223,728)	13,713,035	21,344,695	183,034,604
Net change in unrealized appreciation/depreciation	(1,354,671,920)	(647,882,263)	(434,518,038)	229,031,923

Net increase (decrease) in net assets resulting from operations	(1,632,313,007)	(266,301,516)	(325,511,406)	498,257,605

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(82,370,233)	(577,419,673)	(94,130,044)	(84,459,614)
Return of capital	(133,826,010)	—	—	—

Total distributions to shareholders	(216,196,243)	(577,419,673)	(94,130,044)	(84,459,614)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	139,197,302	2,935,390,134	652,923,013	2,412,404,012
Cost of shares redeemed	(2,252,192,423)	—	(1,071,283,795)	(1,180,897,966)

Net increase (decrease) in net assets from capital share transactions	(2,112,995,121)	2,935,390,134	(418,360,782)	1,231,506,046

INCREASE (DECREASE) IN NET ASSETS	(3,961,504,371)	2,091,668,945	(838,002,232)	1,645,304,037

NET ASSETS
Beginning of year	11,332,121,461	9,240,452,516	5,092,546,534	3,447,242,497

End of year	$7,370,617,090	$11,332,121,461	$4,254,544,302	$5,092,546,534

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$(53,385,526)	$(237,401,416)	$12,529,913	$15,657,081

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	38,600,000	23,900,000	76,300,000
Shares redeemed	(36,850,000)	—	(39,700,000)	(38,000,000)

Net increase (decrease) in shares outstanding	(34,250,000)	38,600,000	(15,800,000)	38,300,000

See notes to financial statements.

FINANCIAL STATEMENTS	59

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Chile Investable Market Index Fund		iShares MSCI Israel Capped Investable Market Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$9,312,365	$11,376,957	$2,116,888	$3,152,768
Net realized loss	(53,947,353)	(12,848,131)	(8,782,793)	(713,779)
Net change in unrealized appreciation/depreciation	(39,629,429)	(7,548,871)	(7,354,630)	(3,185,397)

Net decrease in net assets resulting from operations	(84,264,417)	(9,020,045)	(14,020,535)	(746,408)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,674,940)	(11,314,677)	(1,986,153)	(3,733,516)
Return of capital	(430,786)	(9,331)	(63,813)	—

Total distributions to shareholders	(9,105,726)	(11,324,008)	(2,049,966)	(3,733,516)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	168,360,287	288,309,806	54,151,938	46,097,654
Cost of shares redeemed	(234,211,464)	(230,298,194)	(47,186,462)	(92,072,921)

Net increase (decrease) in net assets from capital share transactions	(65,851,177)	58,011,612	6,965,476	(45,975,267)

INCREASE (DECREASE) IN NET ASSETS	(159,221,320)	37,667,559	(9,105,025)	(50,455,191)

NET ASSETS
Beginning of year	708,017,965	670,350,406	78,017,513	128,472,704

End of year	$548,796,645	$708,017,965	$68,912,488	$78,017,513

Distributions in excess of net investment income included in net assets at end of year	$—	$(2,119)	$(3,903)	$(151,592)

SHARES ISSUED AND REDEEMED
Shares sold	2,600,000	3,950,000	1,300,000	850,000
Shares redeemed	(4,050,000)	(3,350,000)	(1,150,000)	(1,750,000)

Net increase (decrease) in shares outstanding	(1,450,000)	600,000	150,000	(900,000)

See notes to financial statements.

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Mexico Investable Market Index Fund		iShares MSCI South Africa Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$14,544,267	$21,339,325	$16,812,091	$14,792,435
Net realized gain	51,713,777	179,585,751	9,214,776	43,216,708
Net change in unrealized appreciation/depreciation	(17,415,752)	111,537,604	(38,029,481)	45,035,353

Net increase (decrease) in net assets resulting from operations	48,842,292	312,462,680	(12,002,614)	103,044,496

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(16,941,924)	(19,365,342)	(16,263,704)	(21,537,358)

Total distributions to shareholders	(16,941,924)	(19,365,342)	(16,263,704)	(21,537,358)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	1,078,823,186	737,959,537	164,594,240	174,104,575
Cost of shares redeemed	(1,171,754,823)	(1,237,364,625)	(168,507,993)	(256,700,202)

Net decrease in net assets from capital share transactions	(92,931,637)	(499,405,088)	(3,913,753)	(82,595,627)

DECREASE IN NET ASSETS	(61,031,269)	(206,307,750)	(32,180,071)	(1,088,489)

NET ASSETS
Beginning of year	1,243,730,821	1,450,038,571	504,102,249	505,190,738

End of year	$1,182,699,552	$1,243,730,821	$471,922,178	$504,102,249

Undistributed (distributions in excess of) net investment income included in net assets at end of year	$1,561,425	$3,926,939	$(948,355)	$(2,758,650)

SHARES ISSUED AND REDEEMED
Shares sold	18,600,000	12,300,000	2,600,000	2,500,000
Shares redeemed	(20,500,000)	(21,100,000)	(2,600,000)	(3,800,000)

Net decrease in shares outstanding	(1,900,000)	(8,800,000)	—	(1,300,000)

See notes to financial statements.

FINANCIAL STATEMENTS	61

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Turkey Investable Market Index Fund		iShares MSCI USA Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$7,409,333	$8,905,310	$2,008,350	$36,203
Net realized gain (loss)	(43,049,648)	71,241,274	1,787,070	10,879
Net change in unrealized appreciation/depreciation	111,616,412	(215,343,703)	14,419,985	393,770

Net increase (decrease) in net assets resulting from operations	75,976,097	(135,197,119)	18,215,405	440,852

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(8,952,333)	(13,656,029)	(1,429,449)	(35,212)

Total distributions to shareholders	(8,952,333)	(13,656,029)	(1,429,449)	(35,212)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	169,170,485	431,490,354	150,498,448	3,846,426
Cost of shares redeemed	(123,586,926)	(435,948,383)	(27,048,052)	(1,262,145)

Net increase (decrease) in net assets from capital share transactions	45,583,559	(4,458,029)	123,450,396	2,584,281

INCREASE (DECREASE) IN NET ASSETS	112,607,323	(153,311,177)	140,236,352	2,989,921

NET ASSETS
Beginning of period	448,676,962	601,988,139	5,233,481	2,243,560

End of period	$561,284,285	$448,676,962	$145,469,833	$5,233,481

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(529,751)	$(695,924)	$589,867	$10,966

SHARES ISSUED AND REDEEMED
Shares sold	3,250,000	6,400,000	5,550,000	150,000
Shares redeemed	(2,650,000)	(6,900,000)	(950,000)	(50,000)

Net increase (decrease) in shares outstanding	600,000	(500,000)	4,600,000	100,000

See notes to financial statements.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Brazil Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$65.00	$68.07	$58.26	$73.27	$61.59

Income from investment operations:
Net investment income[a]	1.73	2.24	1.56	1.56	1.93
Net realized and unrealized gain (loss)[b]	(12.64)	(1.69)	10.83	(14.63)	11.59

Total from investment operations	(10.91)	0.55	12.39	(13.07)	13.52

Less distributions from:
Net investment income	(0.56)	(3.62)	(2.58)	(1.94)	(1.41)
Net realized gain	—	—	—	—	(0.43)
Return of capital	(0.92)	—	—	—	—

Total distributions	(1.48)	(3.62)	(2.58)	(1.94)	(1.84)

Net asset value, end of year	$52.61	$65.00	$68.07	$58.26	$73.27

Total return	(16.79)%	0.36%	21.12%	(16.05)%	21.58%

Ratios/Supplemental data:
Net assets, end of year (000s)	$7,370,617	$11,332,121	$9,240,453	$8,777,366	$7,242,260
Ratio of expenses to average net assets[c]	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets	2.92%	3.08%	2.24%	3.38%	2.37%
Portfolio turnover rate[d]	7%	11%	13%	30%	30%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and August 31, 2008 would have been 6%, 11%, 13%, 14%, and 19%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	63

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Canada Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$29.89	$26.10	$23.70	$30.55	$29.87

Income from investment operations:
Net investment income[a]	0.53	0.53	0.43	0.41	0.47
Net realized and unrealized gain (loss)[b]	(2.33)	3.78	2.39	(6.84)	0.72

Total from investment operations	(1.80)	4.31	2.82	(6.43)	1.19

Less distributions from:
Net investment income	(0.57)	(0.52)	(0.42)	(0.42)	(0.51)

Total distributions	(0.57)	(0.52)	(0.42)	(0.42)	(0.51)

Net asset value, end of year	$27.52	$29.89	$26.10	$23.70	$30.55

Total return	(5.87)%	16.50%	11.91%	(20.51)%	3.88%

Ratios/Supplemental data:
Net assets, end of year (000s)	$4,254,544	$5,092,547	$3,447,242	$2,393,638	$2,071,061
Ratio of expenses to average net assets[c]	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets	1.94%	1.70%	1.63%	2.00%	1.46%
Portfolio turnover rate[d]	5%	8%	6%	6%	11%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Ratios for the years ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Chile Investable Market Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Nov. 12, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$67.11	$67.37	$44.61	$44.80	$48.84

Income from investment operations:
Net investment income[b]	0.97	0.95	0.59	0.76	0.92
Net realized and unrealized gain (loss)[c]	(6.80)	(0.23)	22.86	(0.42)	(4.38)

Total from investment operations	(5.83)	0.72	23.45	0.34	(3.46)

Less distributions from:
Net investment income	(0.92)	(0.98)	(0.66)	(0.53)	(0.58)
Return of capital	(0.05)	(0.00)[d]	(0.03)	—	—

Total distributions	(0.97)	(0.98)	(0.69)	(0.53)	(0.58)

Net asset value, end of period	$60.31	$67.11	$67.37	$44.61	$44.80

Total return	(8.68)%	0.93%	52.88%	0.89%	(7.15)%[e]

Ratios/Supplemental data:
Net assets, end of period (000s)	$548,797	$708,018	$670,350	$263,205	$76,158
Ratio of expenses to average net assets[f]	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[f]	1.55%	1.30%	1.05%	1.98%	2.38%
Portfolio turnover rate[g]	48%	38%	42%	53%	16%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Rounds to less than $0.01.
[e]	Not annualized.
[f]	Annualized for periods of less than one year.
[g]

Portfolio turnover rates include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units solely for cash in U.S. dollars. Excluding such transactions, the portfolio turnover rate for the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and the period ended August 31, 2008 would have been 20%, 12%, 9%, 14% and 16%, respectively. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	65

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Israel Capped Investable Market Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$45.89	$49.41	$46.87	$48.62	$50.33

Income from investment operations:
Net investment income[b]	1.12	1.39	1.40	0.98	0.21
Net realized and unrealized gain (loss)[c]	(8.66)	(3.18)	2.63	(1.75)	(1.92)

Total from investment operations	(7.54)	(1.79)	4.03	(0.77)	(1.71)

Less distributions from:
Net investment income	(1.07)	(1.73)	(1.49)	(0.98)	—
Return of capital	(0.03)	—	—	—	—

Total distributions	(1.10)	(1.73)	(1.49)	(0.98)	—

Net asset value, end of period	$37.25	$45.89	$49.41	$46.87	$48.62

Total return	(16.52)%	(4.26)%	8.57%	(0.63)%	(3.40)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$68,912	$78,018	$128,473	$107,792	$204,201
Ratio of expenses to average net assets[e]	0.61%	0.59%	0.61%	0.66%	0.63%
Ratio of net investment income to average net assets[e]	2.75%	2.49%	2.64%	2.66%	0.93%
Portfolio turnover rate[f]	20%	17%	21%	27%	8%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Mexico Investable Market Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008
Net asset value, beginning of year	$58.39	$48.17	$42.59	$51.94	$58.35

Income from investment operations:
Net investment income[a]	0.73	0.80	0.72	0.43	1.40
Net realized and unrealized gain (loss)[b]	2.76	10.15	5.61	(9.17)	(6.21)

Total from investment operations	3.49	10.95	6.33	(8.74)	(4.81)

Less distributions from:
Net investment income	(0.92)	(0.73)	(0.75)	(0.61)	(1.60)

Total distributions	(0.92)	(0.73)	(0.75)	(0.61)	(1.60)

Net asset value, end of year	$60.96	$58.39	$48.17	$42.59	$51.94

Total return	6.13%	22.67%	14.83%	(16.50)%	(8.44)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$1,182,700	$1,243,731	$1,450,039	$694,278	$955,684
Ratio of expenses to average net assets	0.53%	0.52%	0.53%	0.55%	0.52%
Ratio of net investment income to average net assets	1.26%	1.35%	1.46%	1.25%	2.42%
Portfolio turnover rate[c]	10%	5%	11%	13%	13%

[a]	Based on average shares outstanding throughout each period.
[b]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[c]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	67

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI South Africa Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]
Net asset value, beginning of year	$69.06	$58.74	$51.99	$55.80	$62.26

Income from investment operations:
Net investment income[b]	2.10	1.65	1.18	1.94	2.28
Net realized and unrealized gain (loss)[c]	(4.41)	11.08	6.92	(3.84)	(6.02)

Total from investment operations	(2.31)	12.73	8.10	(1.90)	(3.74)

Less distributions from:
Net investment income	(2.10)	(2.41)	(1.35)	(1.91)	(2.72)

Total distributions	(2.10)	(2.41)	(1.35)	(1.91)	(2.72)

Net asset value, end of year	$64.65	$69.06	$58.74	$51.99	$55.80

Total return	(3.17)%	21.58%	15.80%	(2.23)%	(6.18)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$471,922	$504,102	$505,191	$488,728	$429,655
Ratio of expenses to average net assets	0.61%	0.59%	0.61%	0.66%	0.63%
Ratio of net investment income to average net assets	3.26%	2.38%	2.09%	4.81%	3.61%
Portfolio turnover rate[d]	4%	4%	5%	16%	21%

[a]	Per share amounts were adjusted to reflect a two-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI Turkey Investable Market Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Mar. 26, 2008[a] to Aug. 31, 2008
Net asset value, beginning of period	$47.73	$60.81	$48.01	$52.42	$50.30

Income from investment operations:
Net investment income[b]	0.86	0.84	1.00	0.78	0.83
Net realized and unrealized gain (loss)[c]	8.70	(12.59)	13.02	(4.22)	1.29

Total from investment operations	9.56	(11.75)	14.02	(3.44)	2.12

Less distributions from:
Net investment income	(1.16)	(1.33)	(1.22)	(0.97)	—

Total distributions	(1.16)	(1.33)	(1.22)	(0.97)	—

Net asset value, end of period	$56.13	$47.73	$60.81	$48.01	$52.42

Total return	20.37%	(19.74)%	29.55%	(5.56)%	4.22%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$561,284	$448,677	$601,988	$242,435	$152,021
Ratio of expenses to average net assets[e]	0.61%	0.59%	0.61%	0.65%	0.63%
Ratio of net investment income to average net assets[e]	1.75%	1.30%	1.81%	2.39%	3.78%
Portfolio turnover rate[f]	9%	12%	13%	16%	27%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	69

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI USA Index Fund
	Year ended Aug. 31, 2012	Year ended Aug. 31, 2011	Period from May 5, 2010[a] to Aug. 31, 2010
Net asset value, beginning of period	$26.17	$22.44	$24.83

Income from investment operations:
Net investment income[b]	0.59	0.51	0.17
Net realized and unrealized gain (loss)[c]	3.94	3.73	(2.49)

Total from investment operations	4.53	4.24	(2.32)

Less distributions from:
Net investment income	(0.39)	(0.51)	(0.07)

Total distributions	(0.39)	(0.51)	(0.07)

Net asset value, end of period	$30.31	$26.17	$22.44

Total return	17.44%	18.89%	(9.37)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$145,470	$5,233	$2,244
Ratio of expenses to average net assets[e]	0.15%	0.15%	0.15%
Ratio of net investment income to average net assets[e]	2.04%	1.90%	2.21%
Portfolio turnover rate[f]	6%	8%	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rates exclude portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
Brazil	Non-diversified
Canada	Diversified
Chile Investable Market	Non-diversified
Israel Capped Investable Market	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Mexico Investable Market	Non-diversified
South Africa	Non-diversified
Turkey Investable Market	Non-diversified
USA	Non-diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Certain Funds may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement

NOTES TO FINANCIAL STATEMENTS	71

Notes to Financial Statements (Continued)

iSHARES®, INC.

date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Brazil
Assets:
Common Stocks	$3,452,101,367	$—	$—	$3,452,101,367
Preferred Stocks	3,893,793,430	—	—	3,893,793,430
Short-Term Investments	751,668	—	—	751,668

	$7,346,646,465	$—	$—	$7,346,646,465

Canada
Assets:
Common Stocks	$4,244,760,056	$—	$85	$4,244,760,141
Short-Term Investments	74,028,686	—	—	74,028,686
Liabilities:
Futures Contracts[a]	(44,971)	—	—	(44,971)

	$4,318,743,771	$—	$85	$4,318,743,856

Chile Investable Market
Assets:
Common Stocks	$508,900,484	$—	$—	$508,900,484
Preferred Stocks	39,230,337	—	—	39,230,337
Rights	—	—	1	1
Short-Term Investments	900,524	—	—	900,524

	$549,031,345	$—	$1	$549,031,346

Israel Capped Investable Market
Assets:
Common Stocks	$68,654,584	$—	$—	$68,654,584
Short-Term Investments	8,504,316	—	—	8,504,316

	$77,158,900	$—	$—	$77,158,900

NOTES TO FINANCIAL STATEMENTS	73

Notes to Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Mexico Investable Market
Assets:
Common Stocks	$1,181,416,711	$—	$—	$1,181,416,711
Short-Term Investments	20,040,846	—	—	20,040,846

	$1,201,457,557	$—	$—	$1,201,457,557

South Africa
Assets:
Common Stocks	$470,645,052	$—	$—	$470,645,052
Short-Term Investments	16,483,223	—	—	16,483,223

	$487,128,275	$—	$—	$487,128,275

Turkey Investable Market
Assets:
Common Stocks	$561,294,434	$—	$—	$561,294,434
Short-Term Investments	22,302,547	—	—	22,302,547

	$583,596,981	$—	$—	$583,596,981

USA
Assets:
Common Stocks	$145,086,626	$—	$—	$145,086,626
Rights	—	—	995	995
Short-Term Investments	1,839,483	—	—	1,839,483

	$146,926,109	$—	$995	$146,927,104

[a]	Futures Contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of August 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each of the iShares MSCI Canada and iShares MSCI Mexico Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.59%	First $7 billion
0.54	Over $7 billion, up to and including $11 billion
0.49	Over $11 billion, up to and including $24 billion
0.44	Over $24 billion, up to and including $48 billion
0.40	Over $48 billion

NOTES TO FINANCIAL STATEMENTS	75

Notes to Financial Statements (Continued)

iSHARES®, INC.

For its investment advisory services to each of the iShares MSCI Brazil, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI South Africa and iShares MSCI Turkey Investable Market Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.74%	First $2 billion
0.69	Over $2 billion, up to and including $4 billion
0.64	Over $4 billion, up to and including $8 billion
0.57	Over $8 billion, up to and including $16 billion
0.51	Over $16 billion, up to and including $32 billion
0.45	Over $32 billion

For its investment advisory services to the iShares MSCI USA Index Fund, BFA is entitled to an annual investment advisory fee of 0.15% based on the average daily net assets of the Fund.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended August 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
Brazil	$999
Canada	152,759
Israel Capped Investable Market	34,852
Mexico Investable Market	229,746
South Africa	63,868
Turkey Investable Market	564,828
USA	5,135

At a special meeting of the Board held on January 5, 2012, the directors approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the year ended August 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
USA
BlackRock Inc.	42	1,645	(242)	1,445	$254,855	$7,034	$2,474
PNC Financial Services Group Inc. (The)	236	6,726	(1,137)	5,825	362,082	6,440	7,273

					$616,937	$13,474	$9,747

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
Brazil	$677,745,152	$2,687,930,140
Canada	218,082,422	231,204,849
Chile Investable Market	289,404,783	355,650,955
Israel Capped Investable Market	15,662,730	15,433,746
Mexico Investable Market	112,275,470	115,569,470
South Africa	28,029,725	21,585,330
Turkey Investable Market	44,704,827	39,906,554
USA	7,113,772	6,415,668

In-kind transactions (see Note 4) for the year ended August 31, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
Canada	$647,280,432	$1,061,787,843
Israel Capped Investable Market	53,704,433	46,921,730
Mexico Investable Market	1,076,855,290	1,169,587,848
South Africa	157,574,724	168,111,741
Turkey Investable Market	161,238,727	123,075,175
USA	149,988,187	27,014,749

NOTES TO FINANCIAL STATEMENTS	77

Notes to Financial Statements (Continued)

iSHARES®, INC.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2012, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares MSCI Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Brazil	$—	$803,482	$(803,482)
Canada	46,499,708	3,340,939	(49,840,647)
Chile Investable Market	—	(635,306)	635,306
Israel Capped Investable Market	(531,147)	16,954	514,193
Mexico Investable Market	82,604,850	32,143	(82,636,993)
South Africa	19,275,126	1,261,908	(20,537,034)
Turkey Investable Market	(25,995,923)	1,709,173	24,286,750
USA	2,283,670	—	(2,283,670)

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 was as follows:

iShares MSCI Index Fund	2012	2011
Brazil
Ordinary income	$82,370,233	$577,419,673
Return of Capital	133,826,010	—

	$216,196,243	$577,419,673

Canada
Ordinary income	$94,130,044	$84,459,614

Chile Investable Market
Ordinary income	$8,674,940	$11,314,677
Return of Capital	430,786	9,331

	$9,105,726	$11,324,008

Israel Capped Investable Market
Ordinary income	$1,986,153	$3,733,516
Return of Capital	63,813	—

	$2,049,966	$3,733,516

Mexico Investable Market
Ordinary income	$16,941,924	$19,365,342

NOTES TO FINANCIAL STATEMENTS	79

Notes to Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	2012	2011
South Africa
Ordinary income	$16,263,704	$21,537,358

Turkey Investable Market
Ordinary income	$8,952,333	$13,656,029

USA
Ordinary income	$1,429,449	$35,212

As of August 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
Brazil	$—	$(358,257,493)	$1,331,322,754	$(433,999,879)	$539,065,382
Canada	22,938,870	(156,573,257)	(584,100,631)	(30,162,314)	(747,897,332)
Chile Investable Market	—	(45,080,793)	114,530,728	(25,468,593)	43,981,342
Israel Capped Investable Market	—	(21,857,675)	(36,630,621)	(5,832,950)	(64,321,246)
Mexico Investable Market	1,561,425	(42,722,155)	(126,372,383)	(34,106,655)	(201,639,768)
South Africa	1,630,938	(44,186,775)	(39,214,805)	(11,470,987)	(93,241,629)
Turkey Investable Market	—	(15,384,001)	(59,253,675)	(17,824,576)	(92,462,252)
USA	589,867	(2,724)	14,353,895	(291,868)	14,649,170

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending August 31, 2013.

As of August 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
Brazil	$160,031,183	$—	$—	$—	$—	$—	$198,226,310	$—	$358,257,493
Canada	31,451,368	2,931,648	—	5,363,291	5,107,471	27,886,883	68,928,677	14,903,919	156,573,257
Chile Investable Market	30,504,831	—	—	—	—	1,886,881	11,712,090	976,991	45,080,793
Israel Capped Investable Market	3,141,756	—	—	—	—	784,479	10,801,191	7,130,249	21,857,675
Mexico Investable Market	6,596,203	12,912	632,766	—	853,150	8,973,988	2,789,471	22,863,665	42,722,155
South Africa	5,013,197	—	260,738	1,607,845	972,024	15,339,464	14,856,365	6,137,142	44,186,775
Turkey Investable Market	4,821,444	—	—	—	—	720,636	5,982,737	3,859,184	15,384,001
USA	2,724	—	—	—	—	—	—	—	2,724

[a]	Must be utilized prior to losses subject to expiration.

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Brazil	$6,014,245,757	$2,181,751,958	$(849,351,250)	$1,332,400,708
Canada	4,902,893,743	276,291,437	(860,396,353)	(584,104,916)
Chile Investable Market	434,496,391	149,186,694	(34,651,739)	114,534,955
Israel Capped Investable Market	113,789,972	4,188,910	(40,819,982)	(36,631,072)
Mexico Investable Market	1,327,822,906	52,144,359	(178,509,708)	(126,365,349)
South Africa	526,327,819	51,910,461	(91,110,005)	(39,199,544)
Turkey Investable Market	642,850,151	19,752,825	(79,005,995)	(59,253,170)
USA	132,573,209	16,843,494	(2,489,599)	14,353,895

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	FINANCIAL FUTURES CONTRACTS

Each Fund may purchase or sell financial futures contracts in an effort to help such Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

The following table shows the value of futures contracts held by iShares MSCI Canada Index Fund as of August 31, 2012 and the related locations in the Statements of Assets and Liabilities, presented by risk exposure category:

Liabilities
Equity contracts:
Variation margin/Net assets consist of — net Unrealized appreciation (depreciation)[a]	$(44,971)

[a]	Represents cumulative depreciation of futures contracts as reported in the Schedule of Investments.

NOTES TO FINANCIAL STATEMENTS	81

Notes to Financial Statements (Continued)

iSHARES®, INC.

The following table shows the realized and unrealized gains (losses) on futures contracts held by iShares MSCI Canada Index Fund during the year ended August 31, 2012 and the related locations in the Statements of Operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$(206)	$(44,971)

For the year ended August 31, 2012, the average quarter-end number of contracts and notional value of open futures contracts for the iShares MSCI Canada Index Fund were 63 and $8,728,041, respectively.

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Brazil Index Fund, iShares MSCI Canada Index Fund, iShares MSCI Chile Investable Market Index Fund, iShares MSCI Israel Capped Investable Market Index Fund, iShares MSCI Mexico Investable Market Index Fund, iShares MSCI South Africa Index Fund, iShares MSCI Turkey Investable Market Index Fund and iShares MSCI USA Index Fund (the “Funds”), at August 31, 2012, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2012

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	83

Tax Information (Unaudited)

iSHARES®, INC.

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal year ended August 31, 2012 qualified for the dividends-received deduction:

iShares MSCI Index Fund	Dividends- Received Deduction
USA	100%

For the fiscal year ended August 31, 2012, certain Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
Brazil	$350,469,274	$29,448,759
Canada	130,609,420	19,541,009
Chile Investable Market	17,043,918	4,070,280
Israel Capped Investable Market	3,023,001	499,955
Mexico Investable Market	20,178,499	—
South Africa	20,358,591	520,000
Turkey Investable Market	10,305,602	1,356,036

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2012:

iShares MSCI Index Fund	Qualified Dividend Income
Brazil	$20,706,964
Canada	113,671,053
Chile Investable	12,242
Israel Capped	2,484,962

iShares MSCI Index Fund	Qualified Dividend Income
Mexico Capped	$16,941,924
South Africa	16,783,704
Turkey Investable	9,552,745
USA	1,429,449

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

I. iShares MSCI Brazil, iShares MSCI Canada, iShares MSCI Chile Investable Market, iShares MSCI Israel Capped Investable Market, iShares MSCI Mexico Investable Market, iShares MSCI South Africa, and iShares MSCI Turkey Investable Market Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Directors, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in

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Contract (Unaudited) (Continued)

iSHARES®, INC.

the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares MSCI Chile Investable Market Index Fund, iShares Israel Capped Investable Market Index Fund, and iShares MSCI Mexico Investable Market Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be

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Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

II. iShares MSCI USA Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Directors, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and

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Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund did not provide for any breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund increase. However, the Board further noted management’s assertion that future economies of scale for the Fund had been taken into consideration by fixing the investment advisory fee rate at the low end of the market place, effectively giving Fund shareholders, from inception, the benefits of lower fees. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the investment advisory fee rate incorporates potential economies of scale and supported the approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	91

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Canada	$0.56791	$—	$0.00126	$0.56917	100%	—%	0%[a]	100%
Israel Capped Investable Market	1.00580	—	0.09714	1.10294	91	—	9	100
Mexico Investable Market	0.91647	—	—	0.91647	100	—	—	100
South Africa	2.02260	—	0.07432	2.09692	96	—	4	100
Turkey Investable Market	1.01488	—	0.14474	1.15962	88	—	12	100
USA	0.38886	—	0.00269	0.39155	99	—	1	100

[a]	Rounds to less than 1%.

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Brazil Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	2	0.14%
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	5	0.36
Greater than 2.5% and Less than 3.0%	13	0.94
Greater than 2.0% and Less than 2.5%	34	2.46
Greater than 1.5% and Less than 2.0%	69	4.99
Greater than 1.0% and Less than 1.5%	104	7.51
Greater than 0.5% and Less than 1.0%	149	10.77
Between 0.5% and –0.5%	891	64.39
Less than –0.5% and Greater than –1.0%	74	5.35
Less than –1.0% and Greater than –1.5%	14	1.01
Less than –1.5% and Greater than –2.0%	10	0.72
Less than –2.0% and Greater than –2.5%	7	0.51
Less than –2.5% and Greater than –3.0%	2	0.14
Less than –3.0% and Greater than –3.5%	1	0.07
Less than –3.5% and Greater than –4.0%	4	0.29
Less than –4.0% and Greater than –4.5%	1	0.07
Less than –4.5% and Greater than –5.0%	1	0.07
Less than –5.0%	2	0.14

	1,384	100.00%

SUPPLEMENTAL INFORMATION	93

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Canada Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	1	0.07%
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	2	0.14
Greater than 2.0% and Less than 2.5%	4	0.29
Greater than 1.5% and Less than 2.0%	3	0.22
Greater than 1.0% and Less than 1.5%	22	1.59
Greater than 0.5% and Less than 1.0%	103	7.45
Between 0.5% and –0.5%	1,113	80.42
Less than –0.5% and Greater than –1.0%	103	7.45
Less than –1.0% and Greater than –1.5%	24	1.73
Less than –1.5% and Greater than –2.0%	3	0.22
Less than –2.0% and Greater than –2.5%	1	0.07
Less than –2.5%	2	0.14

	1,384	100.00%

iShares MSCI Chile Investable Market Index Fund

Period Covered: January 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	4	0.35%
Greater than 3.5% and Less than 4.0%	2	0.18
Greater than 3.0% and Less than 3.5%	1	0.09
Greater than 2.5% and Less than 3.0%	5	0.44
Greater than 2.0% and Less than 2.5%	8	0.71
Greater than 1.5% and Less than 2.0%	13	1.15
Greater than 1.0% and Less than 1.5%	46	4.06
Greater than 0.5% and Less than 1.0%	221	19.50
Between 0.5% and –0.5%	604	53.30
Less than –0.5% and Greater than –1.0%	163	14.39
Less than –1.0% and Greater than –1.5%	30	2.65
Less than –1.5% and Greater than –2.0%	17	1.50
Less than –2.0% and Greater than –2.5%	7	0.62
Less than –2.5% and Greater than –3.0%	4	0.35
Less than –3.0%	8	0.71

	1,133	100.00%

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Israel Capped Investable Market Index Fund

Period Covered: April 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.0%	3	0.28%
Greater than 4.5% and Less than 5.0%	1	0.09
Greater than 4.0% and Less than 4.5%	3	0.28
Greater than 3.5% and Less than 4.0%	1	0.09
Greater than 3.0% and Less than 3.5%	5	0.47
Greater than 2.5% and Less than 3.0%	5	0.47
Greater than 2.0% and Less than 2.5%	13	1.21
Greater than 1.5% and Less than 2.0%	31	2.89
Greater than 1.0% and Less than 1.5%	69	6.44
Greater than 0.5% and Less than 1.0%	168	15.66
Between 0.5% and –0.5%	497	46.35
Less than –0.5% and Greater than –1.0%	115	10.73
Less than –1.0% and Greater than –1.5%	69	6.44
Less than –1.5% and Greater than –2.0%	48	4.48
Less than –2.0% and Greater than –2.5%	14	1.31
Less than –2.5% and Greater than –3.0%	12	1.12
Less than –3.0% and Greater than –3.5%	5	0.47
Less than –3.5% and Greater than –4.0%	2	0.19
Less than –4.0% and Greater than –4.5%	1	0.09
Less than –4.5% and Greater than –5.0%	4	0.37
Less than –5.0% and Greater than –5.5%	2	0.19
Less than –5.5% and Greater than –6.0%	2	0.19
Less than –6.0%	2	0.19

	1,072	100.00%

SUPPLEMENTAL INFORMATION	95

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Mexico Investable Market Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	1	0.07%
Greater than 4.0% and Less than 4.5%	1	0.07
Greater than 3.5% and Less than 4.0%	1	0.07
Greater than 3.0% and Less than 3.5%	3	0.22
Greater than 2.5% and Less than 3.0%	3	0.22
Greater than 2.0% and Less than 2.5%	2	0.14
Greater than 1.5% and Less than 2.0%	11	0.79
Greater than 1.0% and Less than 1.5%	28	2.02
Greater than 0.5% and Less than 1.0%	101	7.31
Between 0.5% and –0.5%	985	71.17
Less than –0.5% and Greater than –1.0%	171	12.37
Less than –1.0% and Greater than –1.5%	48	3.47
Less than –1.5% and Greater than –2.0%	14	1.01
Less than –2.0% and Greater than –2.5%	6	0.43
Less than –2.5% and Greater than –3.0%	6	0.43
Less than –3.0% and Greater than –3.5%	2	0.14
Less than –3.5%	1	0.07

	1,384	100.00%

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI South Africa Index Fund

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.5%	10	0.72%
Greater than 4.0% and Less than 4.5%	3	0.22
Greater than 3.5% and Less than 4.0%	6	0.43
Greater than 3.0% and Less than 3.5%	14	1.01
Greater than 2.5% and Less than 3.0%	11	0.79
Greater than 2.0% and Less than 2.5%	43	3.11
Greater than 1.5% and Less than 2.0%	64	4.62
Greater than 1.0% and Less than 1.5%	124	8.96
Greater than 0.5% and Less than 1.0%	233	16.84
Between 0.5% and –0.5%	496	35.84
Less than –0.5% and Greater than –1.0%	154	11.13
Less than –1.0% and Greater than –1.5%	75	5.42
Less than –1.5% and Greater than –2.0%	62	4.48
Less than –2.0% and Greater than –2.5%	34	2.46
Less than –2.5% and Greater than –3.0%	13	0.94
Less than –3.0% and Greater than –3.5%	20	1.45
Less than –3.5% and Greater than –4.0%	5	0.36
Less than –4.0% and Greater than –4.5%	2	0.14
Less than –4.5% and Greater than –5.0%	2	0.14
Less than –5.0% and Greater than –5.5%	2	0.14
Less than –5.5% and Greater than –6.0%	3	0.22
Less than –6.0%	8	0.58

	1,384	100.00%

SUPPLEMENTAL INFORMATION	97

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Turkey Investable Market Index Fund

Period Covered: April 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 6.0%	7	0.65%
Greater than 5.5% and Less than 6.0%	3	0.28
Greater than 5.0% and Less than 5.5%	1	0.09
Greater than 4.5% and Less than 5.0%	2	0.19
Greater than 4.0% and Less than 4.5%	3	0.28
Greater than 3.5% and Less than 4.0%	2	0.19
Greater than 3.0% and Less than 3.5%	11	1.03
Greater than 2.5% and Less than 3.0%	20	1.87
Greater than 2.0% and Less than 2.5%	21	1.96
Greater than 1.5% and Less than 2.0%	38	3.54
Greater than 1.0% and Less than 1.5%	109	10.17
Greater than 0.5% and Less than 1.0%	181	16.88
Between 0.5% and –0.5%	380	35.46
Less than –0.5% and Greater than –1.0%	110	10.26
Less than –1.0% and Greater than –1.5%	74	6.90
Less than –1.5% and Greater than –2.0%	41	3.82
Less than –2.0% and Greater than –2.5%	22	2.05
Less than –2.5% and Greater than –3.0%	14	1.31
Less than –3.0% and Greater than –3.5%	9	0.84
Less than –3.5% and Greater than –4.0%	6	0.56
Less than –4.0% and Greater than –4.5%	4	0.37
Less than –4.5% and Greater than –5.0%	2	0.19
Less than –5.0% and Greater than –5.5%	1	0.09
Less than –5.5% and Greater than –6.0%	4	0.37
Less than –6.0%	7	0.65

	1,072	100.00%

iShares MSCI USA Index Fund

Period Covered: July 1, 2010 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	1	0.20%
Greater than 1.0% and Less than 1.5%	3	0.59
Greater than 0.5% and Less than 1.0%	7	1.39
Between 0.5% and –0.5%	482	95.44
Less than –0.5% and Greater than –1.0%	12	2.38

	505	100.00%

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director of iShares, Inc. also serves as a Trustee of iShares Trust, a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Director and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Trustee of iShares Trust (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Director (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

DIRECTOR AND OFFICER INFORMATION	99

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Director (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Trustee of iShares Trust (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Director (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the

Investment Committee, Archdiocese

of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Director (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Director (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (51)	Director (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Director (since 2002).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Trustee of iShares Trust (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Director (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

DIRECTOR AND OFFICER INFORMATION	101

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-84-0812

August 31, 2012

2012 Annual Report

iShares, Inc.

iShares MSCI Emerging Markets Index Fund  |  EEM  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.18)%	(6.19)%	(5.80)%	(0.64)%	(0.54)%	(0.37)%	15.96%	15.97%	16.35%

Cumulative Total Returns
Year Ended 8/31/12			Five Years Ended 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(6.18)%	(6.19)%	(5.80)%	(3.15)%	(2.69)%	(1.82)%	302.21%	302.52%	314.82%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (4/7/03). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (4/11/03), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

PORTFOLIO ALLOCATION As of 8/31/12
Sector*	Percentage of Net Assets

Financial	24.10%
Energy	12.12
Communications	11.19
Basic Materials	10.68
Consumer Non-Cyclical	9.76
Technology	9.52
Consumer Cyclical	9.10
Industrial	6.96
Utilities	3.71
Diversified	2.36
Short-Term and Other Net Assets	0.50

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS As of 8/31/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	3.58%
China Mobile Ltd. (China)	1.90
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	1.86
Gazprom OAO (Russia)	1.53
America Movil SAB de CV Series L (Mexico)	1.51
China Construction Bank Corp. Class H (China)	1.36
Petroleo Brasileiro SA (Preferred) (Brazil)	1.26
Itau Unibanco Holding SA (Preferred) (Brazil)	1.03
CNOOC Ltd. (China)	1.00
Hyundai Motor Co. (South Korea)	1.00

TOTAL	16.03%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Emerging Markets Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets IndexSM (the “Index”). The Index is designed to measure equity market performance in the global emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (6.18)%, net of fees, while the total return for the Index was (5.80)%.

As represented by the Index, emerging markets stocks declined for the reporting period, reflecting a slowdown in growth rates in many emerging economies. Larger countries such as China, India, and Brazil — among the most rapidly growing economies in the world over the past decade — saw their economic growth rates fall during the reporting period. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Exports to developed regions of the world are an important component of emerging economies — for example, exports comprise approximately 40% of the Chinese economy, and the European Union is its largest trading partner. A marked decline in exports to Europe weighed on economic activity in many emerging markets.

In addition, central banks in many emerging markets raised short-term interest rates in 2011 to curb rising inflation, and this had a negative impact on domestic economic growth in 2012. Central banks in China, South Korea, and Brazil — the three largest country weightings in the Index on average — all raised interest rates in 2011 to combat runaway inflation. Although these three central banks were successful in lowering the inflation rate, higher borrowing costs put downward pressure on their respective domestic economies. By the spring of 2012, all three central banks began lowering short-term rates.

The primary factor behind the Index’s overall decline, however, was a stronger U.S. dollar, which lowered international equity returns for U.S. investors (in local currency terms, the Index gained 3.38% for the reporting period). Although the U.S. dollar was largely unchanged versus the Chinese yuan, it appreciated by 6.5% versus the South Korean won and more than 20% against the Brazilian real, Indian rupee, and South African rand.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

On a regional basis, emerging markets in Eastern Europe suffered the most significant declines for the reporting period. Close proximity to the troubled eurozone contributed to the decline in Eastern European markets, most notably in Hungary, Poland, and Russia. Equity markets in Latin America also struggled during the reporting period, led by a sharp decline in the Brazilian stock market. Emerging markets in the Asia/Pacific region held up best as positive returns in the Philippines and Malaysia helped mitigate declines elsewhere, particularly the two largest economies in the region — India and China.

From a sector perspective, six of the ten sectors in the Index declined for the reporting period. The most economically sensitive sectors—including energy, materials, and industrials — posted double-digit declines for the reporting period. In particular, the energy and materials sectors were adversely impacted by a substantial decline in commodity prices. On the positive side, information technology stocks generated the best returns, gaining more than 13% as a group for the reporting period. The other sectors that gained ground are considered to be defensive sectors of the market — consumer staples, health care, and telecommunication services.

MANAGEMENT’S DISCUSSION OF FUND PERFORMANCE	7

Shareholder Expenses (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Actual	$1,000.00	$892.50	0.68%	$3.23
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.68	3.46

[a]

Expenses are calculated using the Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 91.69%

BRAZIL — 6.10%
ALL-America Latina Logistica SA	4,491,100	$19,765,665
Amil Participacoes SA	1,352,500	13,731,303
Anhanguera Educacional Participacoes SA	1,162,900	17,314,117
Banco do Brasil SA	6,179,874	70,599,285
Banco Santander (Brasil) SA Units	7,368,080	56,648,209
BM&F Bovespa SA	18,644,600	98,779,946
BR Malls Participacoes SA	4,113,900	51,295,764
BR Properties SA	1,095,100	13,330,854
BRF-Brasil Foods SA	6,508,185	104,596,690
CCR SA	9,039,100	81,256,344
Centrais Eletricas Brasileiras SA	2,627,237	16,858,444
CETIP SA-Mercados Organizados	1,963,403	25,255,572
Cielo SA	3,050,952	90,233,178
Companhia de Saneamento Basico do Estado de Sao Paulo	1,353,008	57,213,024
Companhia de Saneamento de Minas Gerais SA	270,900	6,475,272
Companhia Hering SA	1,343,100	29,356,834
Companhia Siderurgica Nacional SA	7,256,128	35,761,208
Cosan SA Industria e Comercio	1,234,100	20,557,690
CPFL Energia SA	2,124,936	22,516,017
Cyrela Brazil Realty SA	3,226,900	26,256,681
Diagnosticos da America SA	2,371,300	14,970,727
Duratex SA	3,154,880	18,984,788
EcoRodovias Infraestrutura e Logistica SA	1,884,600	15,650,432
EDP Energias do Brasil SA	2,694,200	17,221,741
Embraer SA	5,559,400	38,358,641
Fibria Celulose SAa	2,529,261	19,682,625
Hypermarcas SAa	2,845,600	18,273,659
JBS SAa	5,728,665	16,290,578
Light SA	720,400	8,741,159
Localiza Rent A Car SA	1,133,500	19,999,162
Lojas Renner SA	1,235,700	40,754,562
MMX Mineracao e Metalicos SAa	2,832,300	7,607,518
MPX Energia SAa	729,600	4,530,672
MRV Engenharia e Participacoes SA	2,881,200	16,727,304
Multiplan Empreendimentos Imobiliarios SA	623,000	15,935,388

Security	Shares	Value

Multiplus SA	291,900	$6,214,770
Natura Cosmeticos SA	1,769,700	44,394,042
Obrascon Huarte Lain Brasil SA	1,204,900	11,668,655
Odontoprev SA	3,224,000	17,478,130
OGX Petroleo e Gas Participacoes SAa	13,362,700	41,489,865
Oi SA	1,370,108	6,178,501
PDG Realty SA Empreendimentos e Participacoes	11,255,900	21,912,129
Petroleo Brasileiro SA	30,310,374	318,183,863
Porto Seguro SA	876,900	8,098,916
Raia Drogasil SA	1,518,400	16,066,656
Redecard SA	3,362,100	55,591,757
Souza Cruz SA	3,793,100	50,866,293
Sul America SA Units	1,152,271	8,188,930
TIM Participacoes SA	8,689,976	34,562,040
Totvs SA	1,118,600	21,748,488
Tractebel Energia SA	1,392,200	23,163,881
Ultrapar Participacoes SA	3,227,000	69,023,336
Vale SA	12,165,448	202,532,630

		2,088,893,935
CHILE — 1.89%
AES Gener SA	11,995,257	6,760,350
Aguas Andinas SA	12,313,347	8,055,846
Banco de Chile	212,396,726	29,911,544
Banco de Credito e Inversiones	240,554	15,172,982
Banco Santander (Chile) SA SP ADR[b]	1,141,421	84,796,166
CAP SA	417,591	14,064,896
Cencosud SA	7,584,574	43,964,631
Colbun SAa	50,883,210	14,418,499
Compania Cervecerias Unidas SA	491,207	6,408,497
CorpBanca SA	966,661,862	11,512,192
E.CL SA	5,783,229	14,051,693
Empresa Nacional de Electricidad SA	22,185,057	36,653,151
Empresa Nacional de Electricidad SA SP ADR	247,715	12,202,441
Empresa Nacional de Telecomunicaciones SA	705,203	13,600,155
Empresas CMPC SA	7,773,567	28,878,567
Empresas Copec SA	3,490,907	50,278,364

CONSOLIDATED SCHEDULE OF INVESTMENTS	9

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

Enersis SA SP ADR	4,354,222	$71,714,036
LATAM Airlines Group SA BDR[a]	628,765	14,254,548
LATAM Airlines Group SA SP ADR[b]	2,451,384	57,828,149
S.A.C.I. Falabella SA	3,539,692	32,240,455
Sociedad Quimica y Minera de Chile SA Series B SP ADR[b]	1,290,584	79,551,598
Vina Concha y Toro SA	784,495	1,534,674

		647,853,434
CHINA — 17.17%
Agile Property Holdings Ltd.[b]	16,996,000	19,502,259
Agricultural Bank of China Ltd. Class H	197,147,000	72,694,978
Air China Ltd. Class H	22,098,000	13,305,097
Aluminum Corp. of China Ltd. Class Ha,b	33,614,000	12,871,372
Angang Steel Co. Ltd. Class Ha,b	17,513,320	8,557,677
Anhui Conch Cement Co. Ltd. Class Hb	13,200,000	32,947,881
Anta Sports Products Ltd.[b]	8,795,402	5,204,950
AviChina Industry & Technology Co. Ltd. Class H	18,324,000	6,614,949
Bank of China Ltd. Class H	723,804,000	263,159,037
Bank of Communications Co. Ltd. Class H	76,128,600	49,762,708
BBMG Corp. Class Hb	10,294,500	6,264,630
Beijing Capital International Airport Co. Ltd. Class H	26,794,000	18,308,873
Beijing Enterprises Holdings Ltd.[b]	5,970,500	39,489,012
Belle International Holdings Ltd.[b]	43,106,000	77,806,156
Bosideng International Holdings Ltd.	20,274,000	5,593,729
Brilliance China Automotive Holdings Ltd.[a,b]	21,396,000	20,909,806
BYD Co. Ltd. Class Ha,b	3,437,000	5,991,070
China Agri-Industries Holdings Ltd.	22,040,000	10,911,665
China BlueChemical Ltd. Class H	8,264,000	4,762,621
China CITIC Bank Corp. Ltd. Class H	64,340,800	30,692,791
China Coal Energy Co. Class H	39,189,000	32,639,605
China Communications Construction Co. Ltd. Class H	45,441,000	34,917,436
China Communications Services Corp. Ltd. Class H	9,540,000	5,301,196

Security	Shares	Value

China Construction Bank Corp. Class H	706,380,760	$464,469,541
China COSCO Holdings Co. Ltd. Class Ha,b	25,298,500	9,589,375
China Everbright Ltd.[b]	17,140,000	20,838,704
China Gas Holdings Ltd.[b]	33,126,000	18,108,524
China International Marine Containers (Group) Co. Ltd. Class B	279,500	352,787
China Life Insurance Co. Ltd. Class H	76,380,000	204,336,503
China Longyuan Power Group Corp. Ltd. Class H	14,376,000	9,322,969
China Mengniu Dairy Co. Ltd.[b]	13,602,000	40,948,487
China Merchants Bank Co. Ltd. Class H	39,332,042	67,850,150
China Merchants Holdings (International) Co. Ltd.[b]	11,448,000	32,840,355
China Minsheng Banking Corp. Ltd. Class Hb	52,137,700	42,483,193
China Mobile Ltd.	61,024,500	651,452,519
China National Building Material Co. Ltd. Class Hb	30,358,000	28,415,675
China Oilfield Services Ltd. Class H	13,252,000	21,151,943
China Overseas Land & Investment Ltd.[b]	43,288,960	97,782,121
China Pacific Insurance (Group) Co. Ltd. Class H	16,209,400	48,066,553
China Petroleum & Chemical Corp. Class H	168,126,000	158,236,235
China Railway Construction Corp. Ltd. Class Hb	18,686,000	14,117,642
China Railway Group Ltd. Class H	35,675,000	13,430,588
China Resources Cement Holdings Ltd.[b]	22,774,000	10,041,848
China Resources Enterprise Ltd.[b]	15,162,000	45,058,385
China Resources Gas Group Ltd.[b]	6,186,000	12,170,619
China Resources Land Ltd.	23,664,000	45,703,364
China Resources Power Holdings Co. Ltd.	19,598,999	41,895,427
China Rongsheng Heavy Industries Group Holdings Ltd.[b]	17,010,000	2,324,654

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

China Shanshui Cement Group Ltd.	18,795,000	$9,813,989
China Shenhua Energy Co. Ltd. Class H	33,892,000	123,442,256
China Shipping Container Lines Co. Ltd. Class Ha,b	49,968,000	9,534,587
China Shipping Development Co. Ltd. Class H	19,068,000	7,153,957
China Southern Airlines Co. Ltd. Class Hb	11,864,000	5,032,401
China State Construction International Holdings Ltd.	14,466,000	15,405,532
China Taiping Insurance Holdings Co. Ltd.[a,b]	5,612,800	7,482,527
China Telecom Corp. Ltd. Class H	129,000,000	70,851,249
China Unicom (Hong Kong) Ltd.	50,720,000	80,301,898
China Vanke Co. Ltd. Class B	6,242,061	7,806,349
China Yurun Food Group Ltd.[a,b]	14,485,000	8,852,074
China ZhengTong Auto Services Holdings Ltd.[a,b]	8,917,500	5,334,691
China Zhongwang Holdings Ltd.[a,b]	2,640,000	1,068,764
Chongqing Rural Commercial Bank Co. Ltd. Class Hb	22,983,000	9,422,845
CITIC Pacific Ltd.[b]	15,913,000	19,470,024
CITIC Securities Co. Ltd. Class H	1,827,500	3,067,726
CNOOC Ltd.	181,779,000	344,047,152
COSCO Pacific Ltd.	12,708,000	15,679,685
Country Garden Holdings Co. Ltd.[a]	35,620,381	12,491,531
CSG Holding Co. Ltd. Class B	2,702,800	1,662,189
CSR Corp Ltd. Class Hb	15,736,000	10,671,569
Dah Chong Hong Holdings Ltd.[b]	8,291,000	7,525,369
Daphne International Holdings Ltd.[b]	9,102,000	9,106,401
Datang International Power Generation Co. Ltd. Class H	26,790,000	8,980,371
Dongfang Electric Corp. Ltd. Class H	6,042,000	8,241,658
Dongfeng Motor Group Co. Ltd. Class H	26,012,000	33,670,972
ENN Energy Holdings Ltd.	8,184,000	32,287,562
Evergrande Real Estate Group Ltd.[b]	55,637,388	21,232,770
Far East Horizon Ltd.	11,485,000	7,966,388

Security	Shares	Value

Fosun International Ltd.[b]	12,278,000	$5,793,712
Franshion Properties (China) Ltd.[b]	22,972,000	6,752,768
GCL-Poly Energy Holdings Ltd.[b]	83,055,000	12,742,685
Geely Automobile Holdings Ltd.[b]	31,350,000	10,064,335
Golden Eagle Retail Group Ltd.[b]	6,199,000	11,365,000
GOME Electrical Appliances Holdings Ltd.[b]	94,135,200	8,131,582
Great Wall Motor Co. Ltd. Class Hb	9,919,500	22,406,400
Guangdong Investment Ltd.[b]	29,010,110	21,431,482
Guangzhou Automobile Group Co. Ltd. Class H	25,586,742	17,846,804
Guangzhou R&F Properties Co. Ltd. Class Hb	13,431,200	15,515,688
Haier Electronics Group Co. Ltd.[a]	8,280,000	9,746,514
Hengan International Group Co. Ltd.[b]	7,164,000	72,044,093
Hengdeli Holdings Ltd.[b]	19,451,329	5,115,966
Huabao International Holdings Ltd.[b]	15,402,000	7,903,299
Huaneng Power International Inc. Class H	38,734,000	26,717,409
Industrial and Commercial Bank of China Ltd. Class H	630,909,085	341,636,507
Inner Mongolia Yitai Coal Co. Ltd. Class B	4,769,175	25,972,927
Intime Department Store Group Co. Ltd.[b]	9,699,500	9,966,803
Jiangsu Expressway Co. Ltd. Class H	9,996,000	8,235,222
Jiangxi Copper Co. Ltd. Class H	16,016,000	34,773,175
Kingboard Chemical Holdings Co. Ltd.	4,333,000	9,474,640
Kunlun Energy Co. Ltd.[b]	30,190,000	51,612,493
Lee & Man Paper Manufacturing Ltd.[b]	11,630,000	4,768,206
Lenovo Group Ltd.[b]	62,868,000	51,064,419
Longfor Properties Co. Ltd.[b]	16,773,000	24,176,908
Metallurgical Corp. of China Ltd. Class Ha	3,496,000	739,203
Minmetals Resources Ltd.[a]	16,096,000	5,997,414
Nine Dragons Paper (Holdings) Ltd.[b]	18,306,000	8,236,962
Parkson Retail Group Ltd.[b]	8,721,500	7,084,023
PetroChina Co. Ltd. Class H	212,964,000	256,723,726

CONSOLIDATED SCHEDULE OF INVESTMENTS	11

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

PICC Property and Casualty Co. Ltd. Class H	29,877,200	$35,939,310
Ping An Insurance (Group) Co. of China Ltd. Class H	17,760,500	128,230,524
Poly Property Group Co. Ltd.[a,b]	23,789,458	11,777,795
Sany Heavy Equipment International Holdings Co. Ltd.[b]	9,558,000	4,953,832
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	11,864,000	13,062,828
Shanghai Electric Group Co. Ltd. Class H	12,742,000	5,109,121
Shanghai Industrial Holdings Ltd.[b]	6,721,000	18,457,025
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	4,967,900	8,480,257
Shimao Property Holdings Ltd.[b]	17,175,500	25,908,571
Shougang Fushan Resources Group Ltd.[b]	19,250,000	5,063,014
Shui On Land Ltd.[b]	51,199,450	18,614,981
Sihuan Pharmaceutical Holdings Group Ltd.[b]	15,895,000	6,352,877
Sino-Ocean Land Holdings Ltd.[b]	50,091,000	22,474,350
Sinopec Shanghai Petrochemical Co. Ltd. Class H	31,906,000	8,350,579
Sinopharm Group Co. Ltd. Class Hb	9,043,600	28,741,304
SOHO China Ltd.[b]	28,837,500	18,441,128
Sun Art Retail Group Ltd.[b]	19,346,000	24,418,674
Tencent Holdings Ltd.	10,183,100	311,154,836
Tingyi (Cayman Islands) Holding Corp.[b]	19,142,000	56,639,342
Tsingtao Brewery Co. Ltd. Class Hb	3,960,000	21,239,130
Uni-President China Holdings Ltd.[b]	3,613,000	3,726,543
Want Want China Holdings Ltd.[b]	63,542,000	78,646,666
Weichai Power Co. Ltd. Class Hb	3,661,200	9,676,661
Wumart Stores Inc. Class H	2,145,750	3,618,554
Yanzhou Coal Mining Co. Ltd. Class H	21,548,800	30,727,443
Yingde Gases Group Co. Ltd.[b]	9,149,500	7,089,572
Yuexiu Property Co. Ltd.[b]	51,614,000	12,044,653
Zhaojin Mining Industry Co. Ltd. Class H	9,919,000	13,120,895
Zhejiang Expressway Co. Ltd. Class H	29,022,000	19,157,794
Zhongsheng Group Holdings Ltd.[b]	5,806,000	7,298,437

Security	Shares	Value

Zhuzhou CSR Times Electric Co. Ltd. Class H	4,794,000	$11,570,499
Zijin Mining Group Co. Ltd. Class Hb	64,540,000	20,220,106
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	10,255,640	10,974,609
ZTE Corp. Class Hb	6,241,200	8,255,886

		5,880,380,306
COLOMBIA — 1.12%
Almacenes Exito SA	1,732,261	28,301,194
Bancolombia SA	158,556	2,242,733
Bancolombia SA SP ADR[b]	1,963,443	112,819,435
Cementos Argos SA	2,309,658	8,990,445
Corporacion Financiera Colombiana SA	929,638	16,819,109
Ecopetrol SA	49,235,156	142,252,890
Grupo Argos SA	1,992,611	19,226,948
Grupo de Inversiones Suramericana SA	1,869,396	31,074,609
Interconexion Electrica SA ESP	2,309,786	13,878,977
Isagen SA ESP	5,650,806	7,636,643

		383,242,983
CZECH REPUBLIC — 0.39%
CEZ AS	2,215,457	87,007,079
Komercni Banka AS	205,734	39,930,154
Telefonica O2 Czech Republic AS	306,104	6,491,014

		133,428,247
EGYPT — 0.32%
Orascom Construction Industries SAE SP GDR[b]	1,683,520	75,674,224
Orascom Telecom Holding SAE SP GDR[a,c]	11,786,572	34,534,656

		110,208,880
HUNGARY — 0.34%
Magyar Telekom Telecommunications PLC	3,454,572	6,555,126
MOL Hungarian Oil and Gas PLC	524,754	38,666,049
OTP Bank Nyrt[b]	2,158,571	34,250,826
Richter Gedeon Nyrt	216,823	37,009,149

		116,481,150

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

INDIA — 6.39%
ACC Ltd.	559,723	$13,166,697
Adani Enterprises Ltd.	1,708,441	4,785,170
Adani Ports and Special Economic Zone Ltd.	2,513,268	5,139,492
Aditya Birla Nuvo Ltd.	95,047	1,272,306
Ambuja Cements Ltd.	5,580,326	18,589,383
Asian Paints Ltd.	219,572	14,371,160
Axis Bank Ltd.	1,549,175	27,621,964
Axis Bank Ltd. SP GDR[b,c]	1,014,533	18,403,629
Bajaj Auto Ltd.	674,015	19,595,812
Bank of Baroda	742,670	8,436,064
Bank of India	881,551	4,046,022
Bharat Heavy Electricals Ltd.	4,742,342	18,180,754
Bharat Petroleum Corp. Ltd.	1,417,114	8,530,708
Bharti Airtel Ltd.	5,767,366	25,692,643
Cairn India Ltd.[a]	2,121,630	12,970,072
Canara Bank Ltd.	725,298	4,147,727
Cipla Ltd.	2,726,525	18,452,141
Coal India Ltd.	5,252,854	33,188,594
Dabur India Ltd.	2,058,839	4,535,923
DLF Ltd.	3,712,800	13,018,996
Dr. Reddy’s Laboratories Ltd.	253,733	7,652,359
Dr. Reddy’s Laboratories Ltd. SP ADR	1,179,740	35,439,390
GAIL (India) Ltd.	3,259,000	20,801,941
GMR Infrastructure Ltd.[a]	3,858,567	1,262,488
Godrej Consumer Products Ltd.	805,182	10,021,169
HCL Technologies Ltd.	1,228,444	12,022,740
HDFC Bank Ltd.	9,708,803	103,912,555
HDFC Bank Ltd. SP ADR[b]	2,120,509	71,206,692
Hero Motocorp Ltd.	593,226	18,801,931
Hindalco Industries Ltd.	9,036,539	16,870,914
Hindustan Unilever Ltd.	8,264,695	76,532,933
Housing Development Finance Corp. Ltd.	12,467,118	164,801,292
ICICI Bank Ltd.	2,062,029	33,442,867
ICICI Bank Ltd. SP ADR	1,403,898	45,668,802
Idea Cellular Ltd.[a]	6,690,386	8,978,648
Infosys Ltd.	3,646,486	154,817,504
Infosys Ltd. SP ADR[b]	728,217	30,971,069
Infrastructure Development Finance Co. Ltd.	8,671,645	20,897,690

Security	Shares	Value

ITC Ltd.	20,701,342	$99,608,345
Jaiprakash Associates Ltd.	6,932,133	8,044,390
Jindal Steel & Power Ltd.	3,070,008	19,435,565
JSW Steel Ltd.	644,368	8,035,921
Kotak Mahindra Bank Ltd.	2,120,219	21,882,566
Larsen & Toubro Ltd.	981,976	23,706,887
Larsen & Toubro Ltd. SP GDR[c]	1,609,902	39,442,599
LIC Housing Finance Ltd.	3,086,623	13,323,113
Lupin Ltd.	1,176,442	12,543,780
Mahanagar Telephone Nigam Ltd. SP ADR[a]	1,152,978	1,521,931
Mahindra & Mahindra Ltd.	2,681,964	36,795,341
Maruti Suzuki (India) Ltd.	326,206	6,704,743
NTPC Ltd.	3,989,639	12,053,193
Oil & Natural Gas Corp. Ltd.	7,389,880	36,653,805
Piramal Healthcare Ltd.	244,767	2,112,587
Power Finance Corp. Ltd.	2,672,738	7,702,290
Power Grid Corp. of India Ltd.	8,525,203	18,307,155
Ranbaxy Laboratories Ltd.[a]	942,592	9,348,818
Reliance Capital Ltd.	791,439	4,550,152
Reliance Communications Ltd.	2,904,501	2,516,799
Reliance Industries Ltd.	10,069,375	138,735,622
Reliance Industries Ltd. SP GDR[d]	1,512,963	41,379,538
Reliance Infrastructure Ltd.	819,335	6,541,423
Reliance Power Ltd.[a]	4,365,829	5,980,695
Rural Electrification Corp. Ltd.	1,550,323	5,259,253
Satyam Computer Services Ltd.[a]	4,888,350	8,194,852
Sesa Goa Ltd.	2,183,396	6,729,766
Shriram Transport Finance Co. Ltd.	920,094	10,506,026
Siemens Ltd.	316,427	3,857,138
State Bank of India	1,073,405	35,455,653
State Bank of India SP GDR	179,354	12,465,103
Sterlite Industries (India) Ltd.	3,244,033	5,607,439
Sterlite Industries (India) Ltd. SP ADR[b]	4,873,169	34,404,573
Sun Pharmaceuticals Industries Ltd.	2,742,299	32,951,958
Tata Communications Ltd. SP ADR	4,934,087	39,127,310
Tata Consultancy Services Ltd.	4,671,164	112,842,726
Tata Motors Ltd.	8,377,839	35,288,587
Tata Motors Ltd. SP ADR	1,521,937	32,143,309
Tata Power Co. Ltd.	7,422,323	13,276,784
Tata Steel Ltd.	2,413,916	15,683,402

CONSOLIDATED SCHEDULE OF INVESTMENTS	13

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

Titan Industries Ltd.	2,160,805	$8,559,701
Ultratech Cement Ltd.	553,661	16,860,159
Unitech Ltd.[a]	9,517,513	3,148,265
United Phosphorus Ltd.	786,724	1,691,545
United Spirits Ltd.	698,434	12,168,761
Wipro Ltd. SP ADR[b]	6,310,712	49,097,339
Zee Entertainment Enterprises Ltd.	3,015,743	8,861,541

		2,189,356,689
INDONESIA — 2.72%
PT Adaro Energy Tbk	108,378,000	15,571,878
PT Astra Agro Lestari Tbk	4,076,000	9,532,753
PT Astra International Tbk	211,248,500	149,546,657
PT Bank Central Asia Tbk	137,505,000	111,763,372
PT Bank Danamon Indonesia Tbk	37,001,716	23,283,723
PT Bank Mandiri (Persero) Tbk	95,389,900	78,032,640
PT Bank Negara Indonesia (Persero) Tbk	72,414,276	28,289,793
PT Bank Rakyat Indonesia (Persero) Tbk	118,363,122	86,274,116
PT Bukit Asam (Persero) Tbk	4,705,500	7,205,066
PT Bumi Resources Tbk	169,490,000	12,442,895
PT Charoen Pokphand Indonesia Tbk	82,641,445	23,401,353
PT Gudang Garam Tbk	6,192,000	32,534,788
PT Indo Tambangraya Megah Tbk	3,654,500	14,640,996
PT Indocement Tunggal Prakarsa Tbk	9,343,500	19,843,301
PT Indofood Sukses Makmur Tbk	47,323,000	26,800,650
PT Indosat Tbk	2,268,560	1,213,388
PT Jasa Marga (Persero) Tbk	16,095,000	9,705,952
PT Kalbe Farma Tbk	31,231,903	12,692,567
PT Perusahaan Gas Negara (Persero) Tbk	131,383,500	50,982,585
PT Semen Gresik (Persero) Tbk	24,464,000	31,814,746
PT Telekomunikasi Indonesia (Persero) Tbk	96,055,000	93,687,624
PT Unilever Indonesia Tbk	9,314,000	26,471,882
PT United Tractors Tbk	24,059,653	50,592,139
PT Vale Indonesia Tbk	15,349,500	3,702,554
PT XL Axiata Tbk	17,273,500	13,043,440

		933,070,858

Security	Shares	Value

MALAYSIA — 3.79%
AirAsia Bhd	15,620,400	$17,247,681
Alliance Financial Group Bhd	7,378,700	9,753,250
AMMB Holdings Bhd	25,580,075	51,987,030
Axiata Group Bhd	25,337,800	48,575,267
Berjaya Corp. Bhd	11,013,200	2,361,608
Berjaya Sports Toto Bhd	14,253,600	20,117,899
British American Tobacco (Malaysia) Bhd	1,498,500	30,588,680
Bumi Armada Bhd[a]	8,973,300	10,884,560
CIMB Group Holdings Bhd	43,046,300	107,322,988
DiGi.Com Bhd	23,663,200	36,428,226
Felda Global Ventures Holdings Bhd[a]	10,889,400	17,425,828
Gamuda Bhd	30,934,100	34,156,712
Genting Bhd	23,455,800	67,713,655
Genting Malaysia Bhd	45,507,200	51,413,159
Genting Plantations Bhd	4,031,400	11,986,464
Hong Leong Bank Bhd	3,166,700	13,621,523
Hong Leong Financial Group Bhd	722,500	2,784,093
IHH Healthcare Bhd[a]	19,992,300	20,475,391
IJM Corp. Bhd	18,743,220	30,833,782
IOI Corp. Bhd	37,683,820	61,992,266
Kuala Lumpur Kepong Bhd	5,813,600	43,241,499
Lafarge Malayan Cement Bhd	3,587,900	9,875,481
Malayan Banking Bhd	31,611,600	92,573,577
Malaysia Airports Holdings Bhd	4,468,300	7,836,865
Malaysia Marine and Heavy Engineering Holdings Bhd	4,873,900	7,456,310
Maxis Communications Bhd	17,605,800	39,668,693
MISC Bhd	7,254,000	9,890,235
MMC Corp. Bhd	12,614,900	9,891,664
Parkson Holdings Bhd	7,377,910	11,050,926
Petronas Chemicals Group Bhd	18,145,100	37,631,700
Petronas Dagangan Bhd	1,137,800	8,157,056
Petronas Gas Bhd	4,118,900	25,547,858
PPB Group Bhd	5,077,600	22,588,779
Public Bank Bhd Foreign	7,104,600	32,606,806
RHB Capital Bhd	3,725,800	8,681,013
Sapurakencana Petroleum Bhd[a]	14,491,000	10,991,733
Sime Darby Bhd	29,063,573	91,250,969
SP Setia Bhd	2,241,500	2,553,925

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

Telekom Malaysia Bhd	12,937,900	$25,176,006
Tenaga Nasional Bhd	35,999,350	78,807,987
UEM Land Holdings Bhd[a]	10,221,600	6,052,156
UMW Holdings Bhd	7,812,300	25,503,428
YTL Corp. Bhd	42,742,262	24,760,280
YTL Power International Bhd	34,546,560	19,238,603

		1,298,703,611
MEXICO — 4.90%
Alfa SAB de CV Series A	4,092,000	64,525,555
America Movil SAB de CV Series L	405,660,600	518,398,504
Arca Continental SAB de CV	5,228,136	32,671,906
Cemex SAB de CV CPO[a,b]	102,221,102	75,185,255
Coca-Cola FEMSA SAB de CV Series L	2,432,093	29,522,336
Compartamos SAB de CVb	10,243,300	10,230,936
El Puerto de Liverpool SA de CV Series C1[b]	2,000,400	16,175,534
Fomento Economico Mexicano SAB de CV BD Units	22,205,700	186,259,187
Grupo Aeroportuario del Pacifico SAB de CV Series B	130,500	512,411
Grupo Bimbo SAB de CV Series Ab	6,380,400	13,813,932
Grupo Carso SAB de CV Series A1	1,707,441	5,591,431
Grupo Financiero Banorte SAB de CV Series O	17,460,256	88,605,267
Grupo Financiero Inbursa SAB de CV Series O	13,442,100	36,262,032
Grupo Mexico SAB de CV Series B	39,855,688	117,618,778
Grupo Modelo SAB de CV Series Cb	7,773,598	70,006,950
Grupo Televisa SAB CPO	27,897,200	127,827,092
Industrias Penoles SAB de CV	1,403,528	57,033,677
Kimberly-Clark de Mexico SAB de CV Series A	24,153,000	48,557,442
Mexichem SAB de CV	3,610,592	16,048,286
Minera Frisco SAB de CV Series A1[a,b]	2,627,341	10,009,107
Wal-Mart de Mexico SAB de CV Series V	57,878,900	153,648,046

		1,678,503,664

Security	Shares	Value

PERU — 0.67%
Compania de Minas Buenaventura SA SP ADR	2,279,961	$79,023,448
Credicorp Ltd.	689,792	83,140,630
Southern Copper Corp.	2,078,456	67,632,958

		229,797,036
PHILIPPINES — 0.95%
Aboitiz Equity Ventures Inc.	19,474,900	22,448,786
Aboitiz Power Corp.	4,535,164	3,664,779
Alliance Global Group Inc.	5,341,580	1,495,515
Ayala Corp.	3,091,056	30,194,273
Ayala Land Inc.	49,249,300	26,219,473
Bank of the Philippine Islands	14,424,614	25,712,324
BDO Unibank Inc.	1,399,866	2,031,178
DMCI Holdings Inc.	1,198,000	1,648,585
Energy Development Corp.	1,165,600	165,663
Globe Telecom Inc.	619,550	16,860,006
International Container Terminal Services Inc.	7,484,800	12,185,592
Jollibee Foods Corp.	12,742,399	30,284,965
Manila Electric Co.	4,035,435	23,747,444
Metropolitan Bank & Trust Co.	562,065	1,216,305
Philippine Long Distance Telephone Co.	461,875	30,078,134
San Miguel Corp.	4,630,749	12,326,652
SM Investments Corp.	2,401,911	40,474,270
SM Prime Holdings Inc.	102,664,625	34,160,541
Universal Robina Corp.	7,956,100	11,515,781

		326,430,266
POLAND — 1.38%
Asseco Poland SA	590,888	7,899,163
Bank Handlowy w Warszawie SA	324,539	7,648,178
Bank Millennium SAa	4,208,141	4,451,248
Bank Pekao SA	1,232,240	55,924,824
BRE Bank SAa,b	144,387	13,275,615
Cyfrowy Polsat SAa	2,346,108	9,728,610
ENEA SA	1,146,395	5,693,454
Eurocash SAb	503,701	6,071,796
Grupa Lotos SAa,b	638,827	5,097,833
Jastrzebska Spolka Weglowa SAb	440,052	11,643,482
Kernel Holding SAa	439,039	8,996,972
KGHM Polska Miedz SAb	1,411,629	55,260,406

CONSOLIDATED SCHEDULE OF INVESTMENTS	15

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

Polska Grupa Energetyczna SA	5,044,588	$28,413,148
Polski Koncern Naftowy Orlen SAa,b	3,324,842	39,126,987
Polskie Gornictwo Naftowe i Gazownictwo SAa	17,923,734	21,984,027
Powszechna Kasa Oszczednosci Bank Polski SA	6,695,679	71,833,822
Powszechny Zaklad Ubezpieczen SA	504,299	52,507,400
Synthos SA	6,048,080	9,951,637
Tauron Polska Energia SA	11,041,964	16,238,672
Telekomunikacja Polska SA	7,488,654	37,462,452
TVN SA	1,447,474	3,057,829

		472,267,555
RUSSIA — 5.80%
Federal Grid Co. of Unified Energy System OJSC[a]	2,354,408,500	14,558,929
Gazprom OAO	107,274,237	522,370,236
IDGC Holding JSC[a]	174,262,700	9,315,935
Inter RAO UES OJSC[a]	8,273,541,700	6,631,631
LSR Group OJSC SP GDR[c]	1,831,352	7,554,327
LUKOIL OAO	4,852,619	275,840,586
Magnit OJSC SP GDR[b,c]	2,298,131	73,287,398
Mechel OAO SP ADR[b]	1,549,853	8,880,658
MMC Norilsk Nickel OJSC	526,726	77,793,880
Mobile TeleSystems OJSC SP ADR	5,126,895	94,386,137
NovaTek OAO SP GDR[c]	925,171	110,372,900
Novolipetsk Steel OJSC SP GDR[c]	1,092,210	19,747,157
Rosneft Oil Co. OJSC	12,688,107	75,680,174
Rostelecom OJSC	12,730,480	48,619,908
RusHydro OJSC	1,171,472,100	29,609,581
RusHydro OJSC SP ADR	1,306,542	3,229,772
Sberbank of Russia	88,775,561	255,859,276
Severstal OAO	2,441,093	27,897,127
Sistema JSFC SP GDR[b,c]	1,018,757	20,079,700
Surgutneftegas OJSC	76,574,310	66,049,525
Tatneft OAO	15,673,170	94,925,140
TMK OAO SP GDR[c]	654,127	8,994,246
Uralkali OJSC	12,133,755	92,719,362
VTB Bank OJSC	25,624,112,000	42,331,956

		1,986,735,541

Security	Shares	Value

SOUTH AFRICA — 7.98%
Absa Group Ltd.	2,063,281	$34,822,533
African Bank Investments Ltd.	12,068,833	46,536,996
African Rainbow Minerals Ltd.	519,272	9,056,532
Anglo American Platinum Ltd.[b]	574,289	28,545,131
AngloGold Ashanti Ltd.	3,759,675	117,266,532
ArcelorMittal South Africa Ltd.[a]	3,636,459	17,516,787
Aspen Pharmacare Holdings Ltd.[a]	1,806,447	30,757,930
Assore Ltd.	67,685	2,457,330
Aveng Ltd.	2,538,200	9,266,229
Barloworld Ltd.	2,106,737	17,746,732
Bidvest Group Ltd.	3,264,289	79,007,529
Discovery Holdings Ltd.	210,158	1,438,205
Exxaro Resources Ltd.[b]	2,003,246	35,563,350
FirstRand Ltd.	38,445,058	125,208,144
Foschini Group Ltd. (The)	3,258,418	52,190,358
Gold Fields Ltd.	7,258,119	87,000,980
Growthpoint Properties Ltd.	4,519,121	14,707,183
Harmony Gold Mining Co. Ltd.	3,927,441	31,797,897
Impala Platinum Holdings Ltd.	5,030,935	79,387,122
Imperial Holdings Ltd.	2,415,845	58,515,128
Investec Ltd.	5,163,876	31,215,457
Kumba Iron Ore Ltd.[b]	661,572	37,676,284
Liberty Holdings Ltd.	1,208,486	13,163,801
Life Healthcare Group Holdings Ltd.	7,409,976	28,045,113
Massmart Holdings Ltd.	501,688	10,127,806
MMI Holdings Ltd.	7,133,415	16,469,865
Mr. Price Group Ltd.	1,642,580	26,523,716
MTN Group Ltd.	16,609,024	309,380,882
Naspers Ltd. Class N	4,030,014	233,811,099
Nedbank Group Ltd.	3,214,248	70,550,618
Netcare Ltd.	20,469,816	42,574,109
Northam Platinum Ltd.	776,220	2,486,556
Pick’n Pay Stores Ltd.	5,530,100	29,151,373
Pretoria Portland Cement Co. Ltd.	5,934,083	18,727,722
Redefine Properties Ltd.	1,800,428	2,050,674
Remgro Ltd.	2,272,279	38,794,679
Reunert Ltd.	2,276,113	19,216,729
RMB Holdings Ltd.	2,076,542	8,958,067
RMI Holdings Ltd.	1,768,474	3,986,594
Sanlam Ltd.	23,161,883	101,622,641
Sappi Ltd.[a]	2,570,512	7,166,997
Sasol Ltd.	5,938,409	255,566,126

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

Shoprite Holdings Ltd.	5,258,001	$105,422,031
SPAR Group Ltd. (The)	1,798,910	26,444,201
Standard Bank Group Ltd.	12,390,543	163,178,534
Steinhoff International Holdings Ltd.[a]	4,598,300	14,332,009
Tiger Brands Ltd.	2,168,894	71,254,286
Truworths International Ltd.	6,054,444	68,420,928
Vodacom Group Ltd.	2,160,558	27,423,206
Woolworths Holdings Ltd.	9,999,907	71,186,382

		2,733,717,113
SOUTH KOREA — 14.91%
AmorePacific Corp.[b]	38,386	39,548,956
AmorePacific Group	19,470	7,447,377
BS Financial Group Inc.	1,319,200	13,719,564
Celltrion Inc.[b]	1,217,511	32,352,501
Cheil Industries Inc.	498,437	45,467,207
CJ CheilJedang Corp.[b]	90,073	24,292,024
CJ Corp.	146,763	10,554,907
Daelim Industrial Co. Ltd.[b]	239,452	18,740,410
Daewoo Engineering & Construction Co. Ltd.[a,b]	405,350	3,572,546
Daewoo International Corp.[b]	237,916	7,202,745
Daewoo Securities Co. Ltd.	1,469,420	14,569,549
Daewoo Shipbuilding & Marine Engineering Co. Ltd.[b]	983,480	21,106,302
DGB Financial Group Inc.	829,630	9,578,630
Dongbu Insurance Co. Ltd.	255,330	10,430,358
Dongkuk Steel Mill Co. Ltd.[b]	351,110	4,873,842
Doosan Corp.[b]	135,805	16,218,202
Doosan Heavy Industries & Construction Co. Ltd.[b]	383,829	20,026,596
Doosan Infracore Co. Ltd.[a,b]	874,190	13,637,248
E-Mart Co. Ltd.	230,551	50,189,355
GS Engineering & Construction Corp.[b]	323,836	20,035,948
GS Holdings Corp.	454,620	26,044,112
Hana Financial Group Inc.	2,299,440	68,702,008
Hankook Tire Co. Ltd.[b]	906,650	33,241,503
Hanwha Chemical Corp.[b]	774,440	14,265,326
Hanwha Corp.	355,320	10,318,646
Honam Petrochemical Corp.[b]	134,805	27,801,582
Hyosung Corp.[b]	234,473	12,543,802
Hyundai Department Store Co. Ltd.[b]	106,354	13,357,228

Security	Shares	Value

Hyundai Development Co.[b]	421,290	$7,741,674
Hyundai Engineering & Construction Co. Ltd.	729,944	40,787,440
Hyundai Glovis Co. Ltd.[b]	107,026	21,506,602
Hyundai Heavy Industries Co. Ltd.	415,816	84,839,840
Hyundai Hysco Co. Ltd.[b]	325,650	13,661,730
Hyundai Marine & Fire Insurance Co. Ltd.	633,210	18,249,172
Hyundai Merchant Marine Co. Ltd.[a,b]	386,222	9,326,855
Hyundai Mipo Dockyard Co. Ltd.[b]	123,281	13,310,056
Hyundai Mobis Co. Ltd.[b]	695,874	188,592,050
Hyundai Motor Co.	1,622,752	343,965,501
Hyundai Securities Co. Ltd.	431,310	3,223,540
Hyundai Steel Co.[b]	569,971	41,995,880
Hyundai Wia Corp.[b]	127,735	20,264,228
Industrial Bank of Korea	1,289,490	13,694,705
Kangwon Land Inc.[b]	609,500	12,462,620
KB Financial Group Inc.	3,915,085	126,807,865
KCC Corp.	23,535	5,870,138
Kia Motors Corp.	2,455,286	160,349,624
Korea Aerospace Industries Ltd.[b]	444,140	10,079,634
Korea Electric Power Corp.[a]	1,551,386	33,635,867
Korea Electric Power Corp. SP ADR[a]	2,555,778	27,372,382
Korea Exchange Bank[a]	2,019,120	15,215,138
Korea Gas Corp.	276,470	13,888,985
Korea Investment Holdings Co. Ltd.	242,200	8,143,598
Korea Life Insurance Co. Ltd.	2,063,250	12,910,940
Korea Zinc Co. Ltd.	78,143	28,168,326
Korean Air Lines Co. Ltd.[a]	345,309	14,456,034
KP Chemical Corp.	499,350	5,281,216
KT Corp. SP ADR	1,528,192	23,090,981
KT&G Corp.[b]	1,205,298	91,250,500
Kumho Petro Chemical Co. Ltd.[b]	108,004	10,708,780
LG Chem Ltd.[b]	479,702	127,258,171
LG Corp.	1,002,510	55,310,897
LG Display Co. Ltd.[a,b]	2,213,212	50,618,355
LG Display Co. Ltd. SP ADR[a,b]	633,602	7,451,160
LG Electronics Inc.[b]	1,063,434	65,982,817
LG Household & Health Care Ltd.[b]	106,124	58,177,044
LG Innotek Co. Ltd.[a,b]	124,113	9,822,935
LG Uplus Corp.	2,273,960	15,231,549
Lotte Confectionery Co. Ltd.[b]	3,897	5,577,815
Lotte Shopping Co. Ltd.	89,525	25,209,419

CONSOLIDATED SCHEDULE OF INVESTMENTS	17

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

LS Corp.	116,592	$9,022,168
LS Industrial Systems Co. Ltd.[b]	166,138	9,444,443
Mando Corp.	108,416	15,383,916
Mirae Asset Securities Co. Ltd.	137,429	3,742,696
NCsoft Corp.[b]	166,742	37,106,846
NHN Corp.[b]	432,176	98,842,941
OCI Co. Ltd.[b]	150,614	25,221,249
ORION Corp.[b]	36,191	29,345,132
POSCO	672,271	218,634,350
S-Oil Corp.[b]	441,032	40,036,396
S1 Corp.	243,435	12,658,513
Samsung C&T Corp.[b]	1,332,583	75,753,314
Samsung Card Co. Ltd.	279,268	8,848,461
Samsung Electro-Mechanics Co. Ltd.[b]	636,677	54,598,367
Samsung Electronics Co. Ltd.	1,127,604	1,225,370,261
Samsung Engineering Co. Ltd.[b]	296,529	50,308,985
Samsung Fire & Marine Insurance Co. Ltd.	388,797	80,183,759
Samsung Heavy Industries Co. Ltd.[b]	1,701,150	55,699,216
Samsung Life Insurance Co. Ltd.	504,390	42,898,433
Samsung SDI Co. Ltd.[b]	362,500	45,686,901
Samsung Securities Co. Ltd.	496,926	21,263,199
Samsung Techwin Co. Ltd.[b]	422,685	26,524,334
Shinhan Financial Group Co. Ltd.	4,543,458	141,354,251
Shinsegae Co. Ltd.[b]	78,421	15,620,267
SK C&C Co. Ltd.[b]	171,352	16,536,780
SK Holdings Co. Ltd.	220,344	32,431,374
SK Hynix Inc.[a,b]	5,107,180	95,425,551
SK Innovation Co. Ltd.	609,493	87,828,230
SK Networks Co. Ltd.[b]	476,650	3,965,694
SK Telecom Co. Ltd. SP ADR	1,521,475	21,817,952
Woongjin Coway Co. Ltd.	647,810	22,409,644
Woori Finance Holdings Co. Ltd.	3,284,850	31,267,053
Woori Investment & Securities Co. Ltd.	838,481	8,202,833
Yuhan Corp.[b]	107,684	12,717,555

		5,107,481,601
TAIWAN — 10.93%
Acer Inc.[a,b]	27,934,053	24,668,816
Advanced Semiconductor Engineering Inc.	50,332,701	37,643,234

Security	Shares	Value

Advantech Co. Ltd.	1,982,800	$6,884,952
Airtac International Group	124,000	604,454
Asia Cement Corp.[b]	22,340,463	25,658,974
ASUSTeK Computer Inc.[b]	6,141,968	61,315,096
AU Optronics Corp.[a,b]	79,377,000	24,090,579
AU Optronics Corp. SP ADR[a]	663,722	2,011,078
Capital Securities Corp.	22,226,879	7,532,397
Catcher Technology Co. Ltd.[b]	5,002,210	24,968,462
Cathay Financial Holding Co. Ltd.[b]	68,676,023	65,578,253
Chang Hwa Commercial Bank Ltd.	29,475,095	15,204,508
Cheng Shin Rubber Industry Co. Ltd.	23,593,112	57,346,284
Cheng Uei Precision Industry Co. Ltd.	3,186,503	6,330,237
Chicony Electronics Co. Ltd.	7,046,253	14,868,391
Chimei Innolux Corp.[a,b]	42,681,487	13,651,920
China Airlines Ltd.	20,885,347	8,019,148
China Development Financial Holding Corp.	145,335,848	34,452,423
China Life Insurance Co. Ltd.[b]	14,679,280	13,281,977
China Motor Co. Ltd.[b]	4,578,000	4,188,081
China Petrochemical Development Corp.	17,935,000	14,341,533
China Steel Corp.[b]	127,149,146	108,890,374
Chinatrust Financial Holding Co. Ltd.	91,553,204	54,716,115
Chunghwa Telecom Co. Ltd.	44,646,410	134,903,679
Clevo Co.[b]	7,764,000	10,213,402
Compal Electronics Inc.	42,782,908	37,496,288
CTCI Corp.	1,013,000	1,917,702
Delta Electronics Inc.[b]	19,800,000	67,430,136
E Ink Holdings Inc.[b]	8,741,000	8,740,708
E.Sun Financial Holding Co. Ltd.	22,296,615	12,432,088
Epistar Corp.[b]	5,522,345	11,210,263
Eternal Chemical Co. Ltd.	5,739,740	4,743,032
EVA Airways Corp.	12,448,800	6,982,733
Evergreen Marine Corp. Ltd.	17,663,325	9,435,852
Everlight Electronics Co. Ltd.[b]	2,089,000	3,225,810
Far Eastern Department Stores Co. Ltd.	12,646,812	12,435,265
Far Eastern New Century Corp.	28,482,428	29,955,477
Far EasTone Telecommunications Co. Ltd.	13,238,000	32,618,757

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

Farglory Land Development Co. Ltd.	12,618,000	$22,707,429
Feng Hsin Iron & Steel Co. Ltd.	5,832,000	9,015,445
First Financial Holding Co. Ltd.	47,632,485	27,592,522
Formosa Chemicals & Fibre Corp.	29,147,000	75,224,971
Formosa International Hotels Corp.	224,730	2,461,068
Formosa Petrochemical Corp.[b]	8,257,000	23,543,381
Formosa Plastics Corp.	43,092,000	116,107,122
Formosa Taffeta Co. Ltd.	9,821,000	8,951,731
Foxconn Technology Co. Ltd.	5,691,542	21,663,243
Fubon Financial Holding Co. Ltd.[b]	66,438,970	65,993,101
Giant Manufacturing Co. Ltd.	4,823,203	24,316,505
Highwealth Construction Corp.	4,066,000	6,787,753
Hiwin Technologies Corp.[b]	1,668,408	12,032,190
Hon Hai Precision Industry Co. Ltd.	101,944,231	288,633,795
Hotai Motor Co. Ltd.[b]	2,476,000	17,856,365
HTC Corp.[b]	7,455,708	64,223,988
Hua Nan Financial Holdings Co. Ltd.	21,461,202	11,536,354
Inotera Memories Inc.[a,b]	4,342,000	743,697
Inventec Corp.	16,903,281	5,530,772
Kinsus Interconnect Technology Corp.	1,407,000	4,025,906
Largan Precision Co. Ltd.[b]	1,149,000	23,899,937
LCY Chemical Corp.[b]	4,550,397	6,183,472
Lite-On Technology Corp.	15,634,506	18,922,602
Macronix International Co. Ltd.[b]	44,955,261	12,127,759
MediaTek Inc.[b]	10,627,176	113,541,996
Mega Financial Holding Co. Ltd.	66,007,229	49,696,605
Motech Industries Inc.[a,b]	4,569,942	4,470,612
MStar Semiconductor Inc.[b]	3,763,331	29,967,428
Nan Kang Rubber Tire Co. Ltd.[b]	4,800,266	6,955,746
Nan Ya Plastics Corp.[b]	51,503,000	96,812,090
Nan Ya Printed Circuit Board Corp.[b]	999,270	1,601,448
Novatek Microelectronics Corp. Ltd.	2,331,000	7,510,317
Pegatron Corp.[b]	11,686,414	14,651,425
Phison Electronics Corp.[b]	1,407,535	10,620,778
Pou Chen Corp.	30,470,220	29,401,000
Powertech Technology Inc.[b]	4,228,300	7,976,326

Security	Shares	Value

President Chain Store Corp.	6,875,000	$36,611,883
Quanta Computer Inc.[b]	21,855,000	56,405,178
Radiant Opto-Electronics Corp.[b]	4,337,690	18,610,169
Realtek Semiconductor Corp.[b]	1,581,512	2,978,107
Richtek Technology Corp.[b]	654,150	3,723,835
Ruentex Development Co. Ltd.[b]	10,567,608	17,712,060
Ruentex Industries Ltd.	7,777,009	15,112,080
Shin Kong Financial Holding Co. Ltd.[a,b]	20,451,002	5,537,632
Siliconware Precision Industries Co. Ltd.	29,977,190	33,829,556
Siliconware Precision Industries Co. Ltd. SP ADR[b]	2,775,714	15,460,727
Simplo Technology Co. Ltd.[b]	3,595,202	21,246,394
Sino-American Silicon Products Inc.[b]	3,284,479	3,898,475
SinoPac Financial Holdings Co. Ltd.	34,906,888	13,869,052
Standard Foods Corp.	2,615,360	6,942,043
Synnex Technology International Corp.	14,266,985	31,819,792
Taishin Financial Holdings Co. Ltd.	27,833,958	10,640,674
Taiwan Business Bank Ltd.[a]	19,173,242	5,505,321
Taiwan Cement Corp.	38,456,296	41,793,344
Taiwan Cooperative Financial Holding Co. Ltd.	23,074,089	12,672,991
Taiwan Fertilizer Co. Ltd.	6,513,000	16,069,938
Taiwan Glass Industry Corp.[b]	4,600,176	4,569,304
Taiwan Mobile Co. Ltd.	20,909,600	77,492,090
Taiwan Semiconductor Manufacturing Co. Ltd.	229,147,000	637,305,769
Taiwan Semiconductor Manufacturing Co. Ltd. SP ADR	3,029,799	44,538,045
Teco Electric and Machinery Co. Ltd.[b]	30,964,000	20,469,674
TPK Holding Co. Ltd.[b]	1,670,827	21,588,930
Transcend Information Inc.	151,000	396,267
Tripod Technology Corp.[b]	2,790,920	6,150,069
TSRC Corp.[b]	9,626,850	20,249,459
Tung Ho Steel Enterprise Corp.	10,796,000	9,948,569
U-Ming Marine Transport Corp.	4,034,000	6,060,899
Uni-President Enterprises Co.	48,497,711	77,642,324
Unimicron Technology Corp.[b]	9,499,000	10,799,003

CONSOLIDATED SCHEDULE OF INVESTMENTS	19

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

United Microelectronics Corp.[b]	98,985,000	$39,658,776
United Microelectronics Corp. SP ADR[b]	11,713,448	23,778,299
Walsin Lihwa Corp.[a]	19,437,000	6,113,203
Wan Hai Lines Ltd.[a]	2,521,300	1,279,549
Wintek Corp.[a,b]	16,225,438	8,234,338
Wistron Corp.[b]	18,251,298	20,413,959
WPG Holdings Co. Ltd.[b]	10,684,532	12,592,701
Yang Ming Marine Transport Corp.	28,547,075	11,389,855
Yuanta Financial Holding Co. Ltd.	72,322,140	33,564,080
Yulon Motor Co. Ltd.[b]	12,099,000	21,975,413
Zhen Ding Technology Holding Ltd.[b]	1,054,500	3,344,713

		3,743,269,896
THAILAND — 2.18%
Advanced Information Service PCL Foreign	991,900	6,869,070
Advanced Information Service PCL NVDR	7,928,700	54,907,544
Bangkok Bank PCL Foreign	8,504,500	52,381,315
Bangkok Bank PCL NVDR	6,780,900	40,683,236
Bank of Ayudhya PCL NVDR	18,568,200	18,814,117
Banpu PCL Foreign	1,916,200	27,518,430
BEC World PCL Foreign	356,400	591,441
BEC World PCL NVDR	7,935,600	13,169,019
Charoen Pokphand Foods PCL	4,488,500	4,547,946
Charoen Pokphand Foods PCL NVDR	32,639,600	33,071,878
CP All PCL Foreign	5,429,900	5,978,348
CP All PCL NVDR	41,385,100	45,565,213
Glow Energy PCL Foreign	289,200	576,831
Glow Energy PCL NVDR	4,926,400	9,826,073
Indorama Ventures PCL NVDR	18,563,480	17,032,074
IRPC PCL Foreign	93,157,200	11,178,269
Kasikornbank PCL Foreign	12,580,100	67,848,632
Kasikornbank PCL NVDR	6,198,200	33,428,939
Krung Thai Bank PCL Foreign	34,654,400	18,358,482
PTT Exploration & Production PCL Foreign	7,450,500	35,427,621
PTT Global Chemical PCL Foreign	13,831,630	27,588,220
PTT PCL Foreign	8,025,000	84,514,122
Siam Cement PCL Foreign	3,020,600	35,377,699
Siam Cement PCL NVDR	984,700	10,433,075

Security	Shares	Value

Siam Commercial Bank PCL NVDR	15,580,700	$74,584,490
Thai Oil PCL NVDR	8,443,200	17,648,942

		747,921,026
TURKEY — 1.76%
Akbank TAS	17,083,962	67,469,457
Anadolu Efes Biracilik ve Malt Sanayii AS	1,515,770	21,176,842
Arcelik AS	892,688	4,939,601
Asya Katilim Bankasi ASa	15,379,185	16,241,597
BIM Birlesik Magazalar AS	945,468	38,873,371
Coca-Cola Icecek AS	266,402	4,747,628
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	6,349,566	9,290,089
Enka Insaat ve Sanayi AS	1,316,223	3,648,833
Eregli Demir ve Celik Fabrikalari TAS	14,531,463	16,225,554
Ford Otomotiv Sanayi AS	711,666	6,987,287
Haci Omer Sabanci Holding AS	5,638,120	24,251,312
KOC Holding AS	5,672,125	23,087,223
Koza Altin Isletmeleri AS	463,892	9,134,696
Migros Ticaret ASa	1	6
TAV Havalimanlari Holding AS	1,660,430	8,639,844
Turk Hava Yollari AOa	4,559,760	9,028,979
Turk Telekomunikasyon AS	3,774,546	14,948,286
Turkcell Iletisim Hizmetleri ASa	6,497,623	38,598,679
Turkiye Garanti Bankasi AS	23,700,323	101,681,758
Turkiye Halk Bankasi AS	2,966,730	26,761,845
Turkiye Is Bankasi AS Class C	15,152,638	46,173,436
Turkiye Petrol Rafinerileri AS	1,329,245	30,415,331
Turkiye Sise ve Cam Fabrikalari AS	4,390,922	6,448,536
Turkiye Vakiflar Bankasi TAO Class D	16,459,344	37,299,578
Yapi ve Kredi Bankasi ASa,b	15,179,370	35,400,858

		601,470,626

TOTAL COMMON STOCKS
(Cost: $33,090,735,231)		31,409,214,417

PREFERRED STOCKS — 7.81%

BRAZIL — 7.02%
AES Tiete SA	1,078,400	14,748,577
Banco Bradesco SA	19,172,180	311,811,902
Banco do Estado do Rio Grande do Sul SA Class B	1,882,500	15,354,661

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

Security	Shares	Value

Bradespar SA	2,304,200	$30,093,541
Braskem SA Class A	1,586,700	10,009,492
Centrais Eletricas Brasileiras SA Class B	2,309,137	21,110,614
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	1,075,186	45,253,140
Companhia de Bebidas das Americas	7,582,123	287,171,904
Companhia de Transmissao de Energia Eletrica Paulista	368,722	8,195,639
Companhia Energetica de Minas Gerais	4,867,486	83,121,850
Companhia Energetica de Sao Paulo Class B	1,708,200	26,476,869
Companhia Paranaense de Energia Class B	1,063,275	19,069,307
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	989,200	9,067,850
Gerdau SA	9,375,785	82,942,924
Itau Unibanco Holding SA	22,506,911	351,627,155
Itausa—Investimentos Itau SA	26,379,150	121,556,912
Klabin SA	4,452,300	19,967,931
Lojas Americanas SA	3,624,016	26,094,416
Marcopolo SA	1,947,000	10,919,820
Metalurgica Gerdau SA	2,794,200	30,599,110
Oi SA	8,329,368	31,649,997
Petroleo Brasileiro SA	42,254,527	432,114,258
Telefonica Brasil SA	3,202,967	69,456,420
Usinas Siderurgicas de Minas Gerais SA Class A	5,000,100	20,083,692
Vale SA Class A	19,983,651	326,782,258

		2,405,280,239
COLOMBIA — 0.10%
Banco Davivienda SA	773,243	9,114,432
Grupo Argos SA	780,495	7,531,092
Grupo Aval Acciones y Valores SA	18,050,745	11,380,678
Grupo de Inversiones Suramericana SA	348,288	6,190,514

		34,216,716

Security	Shares	Value
RUSSIA — 0.30%
AK Transneft OAO	16,741	$27,276,585
Sberbank of Russia	11,876,838	25,158,191
Surgutneftegas OJSC	75,862,400	48,863,612

		101,298,388
SOUTH KOREA — 0.39%
Hyundai Motor Co. Ltd.	50,256	3,065,079
Hyundai Motor Co. Ltd. Series 2	284,848	19,130,036
LG Chem Ltd.	81,636	6,540,234
Samsung Electronics Co. Ltd.[b]	161,630	103,847,765

		132,583,114

TOTAL PREFERRED STOCKS
(Cost: $3,040,838,348)		2,673,378,457

RIGHTS — 0.00%

THAILAND — 0.00%
Krung Thai Bank PCL Foreign[a]	10,065,200	1,284,851

		1,284,851

TOTAL RIGHTS
(Cost: $0)		1,284,851

SHORT-TERM INVESTMENTS — 5.21%

MONEY MARKET FUNDS — 5.21%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[e,f,g]	1,617,064,169	1,617,064,169
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[e,f,g]	122,543,360	122,543,360
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	44,923,920	44,923,920

		1,784,531,449

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,784,531,449)		1,784,531,449

TOTAL INVESTMENTS IN SECURITIES — 104.71%
(Cost: $37,916,105,028)		35,868,409,174
Other Assets, Less Liabilities — (4.71)%		(1,611,780,894)

NET ASSETS — 100.00%		$34,256,628,280

CONSOLIDATED SCHEDULE OF INVESTMENTS	21

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

BDR  —  Brazilian Depositary Receipts

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

Financial futures contracts purchased as of August 31, 2012 were as follows:

Number of Contracts	Issue (Expiration)	Exchange	Notional Value	Net Unrealized Appreciation (Depreciation)
3,396	MSCI Emerging Markets E-Mini (Sept. 2012)	NYSE LIFFE	$160,851,540	$7,733,312

See notes to consolidated financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statement of Assets and Liabilities

iSHARES® MSCI EMERGING MARKETS INDEX FUND

August 31, 2012

ASSETS
Investments, at cost:
Unaffiliated	$36,131,573,579
Affiliated (Note 2)	1,784,531,449

Total cost of investments	$37,916,105,028

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$34,083,877,725
Affiliated (Note 2)	1,784,531,449

Total fair value of investments	35,868,409,174
Foreign currencies, at value[b]	58,015,684
Cash	32,480,966
Cash held at broker, at value	18,604,000
Receivables:
Investment securities sold	135,362,655
Dividends and interest	78,027,535
Futures variation margin	1,511,220

Total Assets	36,192,411,234

LIABILITIES
Payables:
Investment securities purchased	117,870,739
Collateral for securities on loan (Note 5)	1,739,607,529
Capital shares redeemed	53,773,661
Foreign taxes (Note 1)	4,350,696
Investment advisory fees (Note 2)	20,180,329

Total Liabilities	1,935,782,954

NET ASSETS	$34,256,628,280

Net assets consist of:
Paid-in capital	$40,751,814,714
Undistributed net investment income	90,247,601
Accumulated net realized loss	(4,544,676,689)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(2,040,757,346)

NET ASSETS	$34,256,628,280

Shares outstanding[c]	873,450,000

Net asset value per share	$39.22

[a]	Securities on loan with a value of $1,637,267,392. See Note 5.
[b]	Cost of foreign currencies: $57,911,959.
[c]	$0.001 par value, number of shares authorized: 2 billion.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	23

Consolidated Statement of Operations

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Year ended August 31, 2012

NET INVESTMENT INCOME
Dividends — unaffiliated[a]	$946,944,370
Interest — unaffiliated	1,215
Interest — affiliated (Note 2)	27,388
Securities lending income — affiliated (Note 2)[b]	33,159,893

980,132,866
Less: Other foreign taxes (Note 1)	(4,190,077)

Total investment income	975,942,789

EXPENSES
Investment advisory fees (Note 2)	238,711,967
Mauritius income taxes (Note 1)	286,269
Commitment fees (Note 7)	55,104
Interest expense (Note 7)	29,571

Total expenses	239,082,911
Less investment advisory fees waived (Note 2)	(2,970,385)

Net expenses	236,112,526

Net investment income	739,830,263

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(1,383,793,216)
Investments — affiliated (Note 2)	(119,037)
In-kind redemptions — unaffiliated	346,741,091
In-kind redemptions — affiliated (Note 2)	(12,443)
Futures contracts	2,511,231
Foreign currency transactions	(33,736,832)

Net realized loss	(1,068,409,206)

Net change in unrealized appreciation/depreciation on:
Investments	(1,949,295,568)
Futures contracts	7,733,312
Translation of assets and liabilities in foreign currencies	(661,884)

Net change in unrealized appreciation/depreciation	(1,942,224,140)

Net realized and unrealized loss	(3,010,633,346)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(2,270,803,083)

[a]	Net of foreign withholding tax of $106,651,366.
[b]	Net of foreign tax paid of $1,156,628.

See notes to consolidated financial statements.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets

iSHARES® MSCI EMERGING MARKETS INDEX FUND

	Year ended August 31, 2012	Year ended August 31, 2011

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$739,830,263	$729,292,060
Net realized gain (loss)	(1,068,409,206)	2,985,401,279
Net change in unrealized appreciation/depreciation	(1,942,224,140)	63,663,978

Net increase (decrease) in net assets resulting from operations	(2,270,803,083)	3,778,357,317

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(703,374,541)	(763,134,134)

Total distributions to shareholders	(703,374,541)	(763,134,134)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	7,880,602,043	5,567,132,618
Cost of shares redeemed	(4,146,345,050)	(14,852,761,754)

Net increase (decrease) in net assets from capital share transactions	3,734,256,993	(9,285,629,136)

INCREASE (DECREASE) IN NET ASSETS	760,079,369	(6,270,405,953)

NET ASSETS
Beginning of year	33,496,548,911	39,766,954,864

End of year	$34,256,628,280	$33,496,548,911

Undistributed net investment income included in net assets at end of year	$90,247,601	$84,964,451

SHARES ISSUED AND REDEEMED
Shares sold	193,950,000	118,800,000
Shares redeemed	(104,850,000)	(324,000,000)

Net increase (decrease) in shares outstanding	89,100,000	(205,200,000)

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	25

Financial Highlights

iSHARES® MSCI EMERGING MARKETS INDEX FUND

(For a share outstanding throughout each period)

	Year ended Aug. 31, 2012 (Consolidated)	Year ended Aug. 31, 2011 (Consolidated)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Year ended Aug. 31, 2008[a]
Net asset value, beginning of year	$42.71	$40.19	$35.48	$40.07	$44.78

Income from investment operations:
Net investment income[b]	0.86	0.81	0.58	0.66	1.10
Net realized and unrealized gain (loss)[c]	(3.53)	2.56	4.73	(4.66)	(4.64)

Total from investment operations	(2.67)	3.37	5.31	(4.00)	(3.54)

Less distributions from:
Net investment income	(0.82)	(0.85)	(0.60)	(0.59)	(1.17)

Total distributions	(0.82)	(0.85)	(0.60)	(0.59)	(1.17)

Net asset value, end of year	$39.22	$42.71	$40.19	$35.48	$40.07

Total return	(6.18)%	8.23%	14.97%	(9.47)%	(8.36)%

Ratios/Supplemental data:
Net assets, end of year (000s)	$34,256,628	$33,496,549	$39,766,955	$30,268,121	$20,302,756
Ratio of expenses to average net assets[d]	0.68%	0.67%	0.68%	0.72%	0.72%
Ratio of expenses to average net assets prior to waived fees[d]	0.69%	0.67%	0.68%	0.72%	0.72%
Ratio of net investment income to average net assets	2.13%	1.76%	1.45%	2.32%	2.32%
Portfolio turnover rate[e]	15%	17%	14%	5%	11%

[a]	Per share amounts were adjusted to reflect a three-for-one stock split effective July 24, 2008.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[e]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rates for the years ended August 31, 2012 and August 31, 2011 would have been 10% and 15%, respectively. See Note 4.

See notes to consolidated financial statements.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements

iSHARES® MSCI EMERGING MARKETS INDEX FUND

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following fund (the “Fund”):

iShares MSCI Index Fund	Diversification Classification
Emerging Markets	Diversified

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of the Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve the Fund’s investment objective.

The Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (the “Subsidiary”), which in turn invests in Indian securities included in the underlying index. The investment adviser of the Fund also serves as the investment adviser to the Subsidiary. Through this investment structure, the Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for the Fund include the accounts of the Subsidiary.

The Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Fund; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Fund’s officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	27

Notes to Consolidated Financial Statements (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

SECURITY VALUATION

The Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Fund. The investments of the Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•	Financial futures contracts are valued at that day’s last reported settlement price on the exchange where the contract is traded.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate the Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Fund’s perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Fund’s assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Fund’s investments according to the fair value hierarchy as of August 31, 2012. The breakdown of the Fund’s investments into major categories is disclosed in its Consolidated Schedule of Investments.

	Investments
Investment Type	Level 1	Level 2	Level 3	Total
Assets:
Common Stocks	$31,375,972,914	$33,241,503	$—	$31,409,214,417
Preferred Stocks	2,673,378,457	—	—	2,673,378,457
Rights	—	1,284,851	—	1,284,851
Short-Term Investments	1,784,531,449	—	—	1,784,531,449
Futures Contracts[a]	7,733,312	—	—	7,733,312

	$35,841,616,132	$34,526,354	$—	$35,876,142,486

[a]	Futures contracts are shown at the net unrealized appreciation (depreciation) on the contracts.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Fund may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Fund are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	29

Notes to Consolidated Financial Statements (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Fund as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Fund may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Fund invests. These foreign taxes, if any, are paid by the Fund and are reflected in its Consolidated Statement of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of August 31, 2012, if any, are disclosed in the Fund’s Consolidated Statement of Assets and Liabilities.

The Fund conducts its investment activities in India through the Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, the Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. The Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of foreign tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Fund and are disclosed in the Consolidated Statement of Operations. Further, the Subsidiary is not subject to capital gains tax in Mauritius nor is it subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by the Subsidiary to the Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of recent legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013, the Subsidiary’s ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Fund may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Fund, if any, cannot be determined at this time.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by the Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Fund.

FEDERAL INCOME TAXES

The Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of the Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of the Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Fund, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

The Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. The Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to the Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

BFA has voluntarily waived a portion of its investment advisory fees for the Fund in the amount of $2,966,217.

BFA has contractually agreed to waive a portion of its investment advisory fees for the Fund through June 30, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. In association with this agreement, for the year ended August 31, 2012, BFA waived its investment advisory fees for the Fund in the amount of $4,168.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Fund, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. The Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by the Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the year ended August 31, 2012, BTC earned securities lending agent fees from the Fund of $18,260,147.

For the year ended August 31, 2012, BTC, the Fund’s securities lending agent, has agreed to voluntarily reimburse the Fund in the amount of $404,820, related to the foreign tax on the securities lending income. Such reimbursement is included in the “Securities lending income – affiliated” in the Fund’s Consolidated Statement of Operations.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	31

Notes to Consolidated Financial Statements (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

At a special meeting of the Board held on January 5, 2012, the directors approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for the Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Fund.

The Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Consolidated Statement of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Fund for 1940 Act purposes.

The Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Fund (excluding short-term investments) during the year ended August 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

Name of Affiliated Issuer	Shares Held at Beginning of Year	Shares Purchased	Shares Sold	Shares Held at End of Year	Value at End of Year	Dividend Income	Net Realized Gain (Loss)
iShares MSCI Malaysia Index Fund	349,867	43,826	(393,693)	—	$—	$—	$(131,480)

Certain directors and officers of the Company are also officers of BTC and/or BFA.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the year ended August 31, 2012, were $6,862,980,988 and $5,058,173,451, respectively.

In-kind purchases and sales (see Note 4) for the year ended August 31, 2012, aggregated $4,140,909,712 and $2,241,885,429, respectively.

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by the Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of the Fund are not redeemable. Transactions in capital shares for the Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

The Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by the Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. The Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Consolidated Statement of Assets and Liabilities. Securities lending income, as disclosed in the Consolidated Statement of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2012, attributable to passive foreign investment companies, the expiration of capital loss carryforwards, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
$241,735,240	$(31,172,572)	$(210,562,668)

The tax character of distributions paid during the years ended August 31, 2012 and August 31, 2011 was as follows:

	2012	2011
Ordinary income	$703,374,541	$763,134,134

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	33

Notes to Consolidated Financial Statements (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

As of August 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses)[a]	Qualified Late-Year Losses[b]	Total
$106,067,286	$(2,980,649,149)	$(2,616,246,283)	$(1,004,358,288)	$(6,495,186,434)
[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales, the realization for tax purposes of unrealized gains (losses) on certain futures contracts and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Fund has elected to defer certain qualified late-year losses and recognize such losses in the year ending August 31, 2013.

As of August 31, 2012, the Fund had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

Non- Expiring[a]	Expiring 2013	Expiring 2014	Expiring 2015	Expiring 2016	Expiring 2017	Expiring 2018	Expiring 2019	Total
$602,564,447	$20,296,564	$11,239,258	$29,973,301	$13,844,901	$228,196,854	$1,201,366,175	$873,167,649	$2,980,649,149
[a]	Must be utilized prior to losses subject to expiration.

The Fund may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Fund may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of August 31, 2012, the cost of investments for federal income tax purposes was $38,483,860,653. Net unrealized depreciation was $2,615,451,479, of which $4,207,139,867 represented gross unrealized appreciation on securities and $6,822,591,346 represented gross unrealized depreciation on securities.

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Fund’s consolidated financial statements.

7.	FINANCIAL FUTURES CONTRACTS

The Fund may purchase or sell financial futures contracts in an effort to help the Fund track its underlying index. A futures contract is a standardized, exchange-traded agreement to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures contract, the Fund is required to pledge to the executing broker which holds segregated from its own assets, an amount of cash, U.S. government securities or other high-quality debt and equity securities equal to the minimum initial margin requirements of the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as margin variation and are recorded by the Fund as unrealized appreciation or depreciation. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Losses may arise if the value of a futures contract decreases due to an unfavorable change in the market rates or values of the underlying instrument during the term of the contract or if the counterparty does not perform under the contract. The use of futures contracts also involves the risk of an imperfect correlation in the movements in the price of futures contracts and the assets underlying such contracts.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

The following table shows the value of futures contracts held as of August 31, 2012 and the related locations in the Consolidated Statement of Assets and Liabilities, presented by risk exposure category:

Assets
Equity contracts:
Variation margin/Net assets consist of — net unrealized appreciation (depreciation)[a]	$7,733,312

[a]

Represents cumulative appreciation of futures contracts as reported in the Consolidated Schedule of Investments. Only current day’s variation margin is reported within the Consolidated Statement of Assets and Liabilities.

The following table shows the realized and unrealized gains (losses) on futures contracts held during the year ended August 31, 2012 and the related locations in the Consolidated Statement of Operations, presented by risk exposure category:

	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/Depreciation
Equity contracts:
Futures contracts	$2,511,231	$7,733,312

For the year ended August 31, 2012, the average quarter-end number of contracts and notional value of open futures contracts for the Fund were 1,907 and $89,914,370, respectively.

8.	LINE OF CREDIT

The Fund, along with certain other iShares funds, is a party to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 31, 2012. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus 1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities.

For the year ended August 31, 2012, the Fund’s maximum amount borrowed, the average borrowings and the average interest rate under the credit agreement were $118,769,420, $2,277,770 and 1.24%, respectively.

9.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Fund through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statements.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	35

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Emerging Markets Index Fund and its subsidiary (the “Fund”), at August 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and its financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2012

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

For corporate shareholders, 0.49% of the income dividends paid by the Fund during the fiscal year August 31, 2012 qualified for the dividends-received deduction.

For the fiscal year ended August 31, 2012, the Fund earned foreign source income of $1,053,594,515 and paid foreign taxes of $109,766,119 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

Under Section 854(b)(2) of the Code, the Fund hereby designates the maximum amount of $640,469,790 as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal year ended August 31, 2012.

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	37

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Directors, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes

38	2012 iSHARESANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	39

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon the Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
$0.77400	$—	$0.04132	$0.81532	95%	—%	5%	100%

Premium/Discount Information

The table that follows presents information about the differences between the daily market price on secondary markets for shares of the Fund and the Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which the Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of the Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of the Fund are listed for trading, as of the time the Fund’s NAV is calculated. The Fund’s Market Price may be at, above or below its NAV. The NAV of the Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of the Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that the Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that the Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Fund included in this report. The information shown for the Fund is for five calendar years through the date of the most recent calendar quarter-end. The specific period covered for the Fund is disclosed in the table.

SUPPLEMENTAL INFORMATION	41

Supplemental Information (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKETS INDEX FUND

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

Period Covered: January 1, 2007 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 4.0%	4	0.29%
Greater than 3.5% and Less than 4.0%	4	0.29
Greater than 3.0% and Less than 3.5%	2	0.14
Greater than 2.5% and Less than 3.0%	10	0.72
Greater than 2.0% and Less than 2.5%	15	1.08
Greater than 1.5% and Less than 2.0%	29	2.10
Greater than 1.0% and Less than 1.5%	66	4.77
Greater than 0.5% and Less than 1.0%	241	17.42
Between 0.5% and –0.5%	684	49.43
Less than –0.5% and Greater than –1.0%	174	12.57
Less than –1.0% and Greater than –1.5%	88	6.36
Less than –1.5% and Greater than –2.0%	32	2.31
Less than –2.0% and Greater than –2.5%	13	0.94
Less than –2.5% and Greater than –3.0%	6	0.43
Less than –3.0% and Greater than –3.5%	6	0.43
Less than –3.5% and Greater than –4.0%	2	0.14
Less than –4.0% and Greater than –4.5%	5	0.36
Less than –4.5%	3	0.22

	1,384	100.00%

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited)

iSHARES® MSCI EMERGING MARKET INDEX FUND

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director of iShares MSCI Russia Capped Index Fund, Inc. also serves as a Director of iShares, Inc., a Trustee of iShares Trust and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Director and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Fund’s Directors and Officers may be found in the Fund’s Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Director (since 2010).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Director of iShares, Inc. (since 2009); Trustee of iShares Trust (since 2009); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Director (since 2010); President (since 2010).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Director of iShares, Inc. (since 2010); Trustee of iShares Trust (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

DIRECTOR AND OFFICER INFORMATION	43

Director and Officer Information (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKET INDEX FUND

Independent Directors

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Director (since 2010); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Director of iShares, Inc. (since 2007); Trustee of iShares Trust (since 2007); Trustee of iShares U.S. ETF Trust
(since 2011); Independent Chairman of iShares, Inc., iShares Trust and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Director (since 2010); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.

Director of iShares, Inc. (since 2005); Trustee of iShares Trust (since 2005); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Director (since 2010); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Director of iShares, Inc. (since 2005); Trustee of iShares Trust (since 2005); Trustee of iShares U.S. ETF Trust
(since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio)
(since 2002); Director of SkyBridge Alternative Investment Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Director (since 2010); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Director of iShares, Inc. (since 2005); Trustee of iShares Trust (since 2005); Trustee of iShares U.S. ETF Trust (since 2011).

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKET INDEX FUND

Independent Directors (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Director (since 2010); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Director of iShares, Inc. (since 2003); Trustee of iShares Trust (since 2003); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Director (since 2010).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Director of iShares, Inc. (since 2002); Trustee of iShares Trust (since 2000); Trustee of iShares U.S. ETF Trust
(since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc.
(since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Director (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School
		(since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Director of iShares, Inc. (since 2011); Trustee of iShares Trust (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

DIRECTOR AND OFFICER INFORMATION	45

Director and Officer Information (Unaudited) (Continued)

iSHARES® MSCI EMERGING MARKET INDEX FUND

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2010).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2010).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2010).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2010).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Fund’s shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Fund uses to determine how to vote proxies relating to portfolio securities and information about how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Fund’s website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Fund also discloses its complete schedule of portfolio holdings on a daily and monthly basis on the Fund’s website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-85-0812

August 31, 2012

2012 Annual Report

iShares, Inc.

iShares MSCI BRIC Index Fund  |  BKF  |  NYSE Arca

iShares MSCI Emerging Markets Asia Index Fund  |  EEMA  |  NASDAQ

iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund  |  EMDI  |  NASDAQ

iShares MSCI Emerging Markets Energy Sector Capped Index Fund  |  EMEY  |  NASDAQ

iShares MSCI Emerging Markets Growth Index Fund  |  EGRW  |  NASDAQ

iShares MSCI Emerging Markets Minimum Volatility Index Fund  |  EEMV  |  NYSE Arca

iShares MSCI Emerging Markets Small Cap Index Fund  |  EEMS  |  NYSE Arca

iShares MSCI Emerging Markets Value Index Fund  |  EVAL  |  NASDAQ

Management’s Discussion of Fund Performance

iSHARES® MSCI BRIC INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(13.33)%	(12.90)%	(12.17)%	(7.50)%	(7.52)%	(7.19)%	(31.22)%	(31.30)%	(30.12)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (11/12/07). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (11/16/07), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BRIC INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	28.74%
Energy	22.87
Consumer Non-Cyclical	11.71
Communications	10.02
Basic Materials	9.03
Consumer Cyclical	5.04
Utilities	4.39
Industrial	3.85
Technology	2.83
Diversified	1.05
Short-Term and Other Net Assets	0.47

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

China Mobile Ltd. (China)	4.27%
Gazprom OAO (Russia)	3.51
China Construction Bank Corp. Class H (China)	3.21
Petroleo Brasileiro SA (Preferred) (Brazil)	2.92
Itau Unibanco Holding SA (Preferred) (Brazil)	2.45
Industrial and Commercial Bank of China Ltd. Class H (China)	2.40
CNOOC Ltd. (China)	2.33
Vale SA Class A (Preferred) (Brazil)	2.20
Petroleo Brasileiro SA (Brazil)	2.12
Banco Bradesco SA (Preferred) (Brazil)	2.10

TOTAL	27.51%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI BRIC Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI BRIC IndexSM (the “Index”). The Index is a free float-adjusted market capitalization index that is designed to measure the combined equity market performance in Brazil, Russia, India and China (“BRIC”). The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (13.33)%, net of fees, while the total return for the Index was (12.17)%.

As represented by the Index, the stock markets in the BRIC countries posted double-digit declines for the reporting period, reflecting a slowdown in global economic growth. China, Brazil, and India — among the most rapidly growing economies in the world over the past decade — saw their economic growth rates fall during the reporting period, while Russia’s growth rate was largely unchanged. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Exports to developed regions of the world are an important component of emerging economies. For example, exports comprise approximately 40% of the Chinese economy, and the European Union is its largest trading partner. A marked decline in exports to Europe weighed on economic activity in BRIC countries.

In addition, central banks in the BRIC countries raised short-term interest rates in 2011 to combat runaway inflation, and this had a negative impact on domestic economic growth in 2012. Although the central banks were successful in lowering the inflation rate in their respective countries, higher borrowing costs put downward pressure on their domestic economies. By the spring of 2012, all four central banks began lowering short-term rates.

Another factor behind the Index’s overall decline was a stronger U.S. dollar, which lowered international equity returns for U.S. investors (in local currency terms, the Index returned declined 1.11% for the reporting period). Although the U.S. dollar was largely unchanged versus the Chinese yuan, it appreciated by 12% against the Russian ruble, 21% versus the Indian rupee, and 28% against the Brazilian real.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI BRIC INDEX FUND

Chinese stocks, the Index’s largest country weighting, declined by about 8% during the reporting period. China’s economy grew by 7.6% for the 12 months ended June 30, 2012, the country’s slowest growth rate since the global downturn in 2008. Nonetheless, China remains one of the fastest-growing countries in the world. Indian and Russian stocks posted declines of approximately 12% for the reporting period. India’s economy grew at a 5.5% rate for the 12 months ended June 30, 2012 — its lowest level of growth since 2005 — while the Russian economy held steady at a 4% annual rate for the reporting period. The weakest performer among the four markets represented in the Index was Brazil, whose stocks declined by more than 16% for the reporting period. Brazil’s economy grew by just 0.5% during the reporting period, prompting the Brazilian central bank to cut interest rates sharply, from a peak of 12.5% to 7.5% by the end of the reporting period.

From a sector perspective, eight of the ten sectors in the Index declined for the reporting period. The materials sector fell by more than 30% as commodity prices declined substantially. The consumer discretionary, energy, and industrials sectors also posted double-digit declines for the reporting period. The only two sectors of the Index to advance were information technology and consumer staples.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
(7.52)%	(7.03)%	(7.22)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	25.02%
Technology	15.80
Consumer Cyclical	11.37
Industrial	10.22
Communications	10.07
Energy	9.17
Consumer Non-Cyclical	7.02
Basic Materials	6.72
Utilities	2.71
Diversified	1.58
Short-Term and Other Net Assets	0.32

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	5.89%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.38
China Mobile Ltd. (China)	3.14
China Construction Bank Corp. Class H (China)	2.32
Industrial and Commercial Bank of China Ltd. Class H (China)	1.70
CNOOC Ltd. (China)	1.68
Hyundai Motor Co. (South Korea)	1.60
Tencent Holdings Ltd. (China)	1.52
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.40
Bank of China Ltd. Class H (China)	1.33

TOTAL	23.96%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Emerging Markets Asia Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Asia IndexSM (the “Index”). The Index is designed to measure the equity market performance in the emerging market countries of Asia. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was (7.52)%, net of fees, while the total return for the Index was (7.22)%.

As represented by the Index, emerging markets in Asia declined for the reporting period. One factor contributing to the decline in Asian emerging markets was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Exports to developed regions of the world are an important component of emerging economies in Asia. For example, exports comprise approximately 40% of the Chinese economy, and the European Union is its largest trading partner. A marked decline in exports to Europe weighed on economic activity in many Asian emerging markets, as did falling commodity prices.

In addition, central banks in many Asian countries — including China, South Korea, and India, which comprise three of the larger country weightings in the Index — raised short-term interest rates in 2011 to curb rising inflation, and the higher borrowing costs put downward pressure on their respective domestic economies in 2012. The inflation-fighting efforts of these central banks were generally successful, though, leading many of them to begin lowering short-term rates by the end of the reporting period.

Another factor contributing to the Index’s overall decline was a stronger U.S. dollar, which lowered international equity returns for U.S. investors (in local currency terms, the Index declined 4.74% for the reporting period). Among the largest countries represented in the Index, the U.S. dollar appreciated by 1% versus the Chinese yuan, 1.5% versus the South Korean won and Taiwan dollar, and 13% versus the Indian rupee for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

China, the Index’s largest country weighting, posted a double-digit decline for the reporting period. China’s economy grew by 7.6% for the 12 months ended June 30, 2012, the country’s slowest growth rate since the global downturn in 2008. India was the only other country in the Index to decline by more than 10% for the reporting period. India’s economy grew at a 5.5% rate for the 12 months ended June 30, 2012, its slowest level of growth since 2005. Stock markets in the Philippines, Thailand, and Malaysia posted positive returns for the reporting period as these countries benefited from greater trade activity with the U.S. versus the European Union.

From a sector perspective, six of the ten sectors in the Index declined for the reporting period. The energy and materials sectors suffered the largest losses, falling by more than 15% amid sharply lower commodity prices. The financials sector, the largest sector weighting in the Index during the reporting period, also posted a double-digit decline. On the positive side, the more defensive segments of the market — including consumer staples, health care, telecommunication services, and utilities — gained ground for the reporting period.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
(5.68)%	(4.44)%	(5.16)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Auto Manufacturers	29.71%
Retail	26.52
Media	14.13
Auto Parts & Equipment	11.25
Lodging	4.04
Electrical Components & Equipment	2.36
Home Furnishings	2.09
Leisure Time	1.94
Real Estate	1.66
Holding Companies—Diversified	1.55
Textiles	1.35
Other**	3.10
Short-Term and Other Net Assets	0.30

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Hyundai Motor Co. (South Korea)	11.77%
Naspers Ltd. Class N (South Africa)	8.28
Hyundai Mobis Co. Ltd. (South Korea)	6.68
Kia Motors Corp. (South Korea)	6.25
PT Astra International Tbk (Indonesia)	5.14
Grupo Televisa SAB CPO (Mexico)	4.37
Belle International Holdings Ltd. (China)	3.05
LG Electronics Inc. (South Korea)	2.36
Tata Motors Ltd. (India)	2.24
Genting Bhd (Malaysia)	2.12

TOTAL	52.26%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

The iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Consumer Discretionary IndexSM (the “Index”). The Index is designed to measure the combined equity market performance of the consumer discretionary sector of emerging market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was (5.68)%, net of fees, while the total return for the Index was (5.16)%.

As represented by the Index, consumer discretionary stocks in emerging markets declined for the reporting period, reflecting a slowdown in growth rates in many emerging economies. Consumer discretionary stocks are typically sensitive to economic fluctuations and tend to move in response to the ups and downs of the economy. During the reporting period, countries such as China, India, and Brazil — among the most rapidly growing economies in the world over the past decade — saw their economic growth rates fall, mirroring a broad economic slowdown around the globe. In addition, central banks in many emerging markets raised short-term interest rates in 2011 to curb rising inflation, and this had a negative impact on domestic economic growth in 2012. For example, central banks in China, South Korea, and India — three of the larger Asian country weightings in the Index as of August 31, 2012 — all raised interest rates in 2011 to combat runaway inflation. Although these three central banks were successful in lowering the inflation rate, higher borrowing costs put downward pressure on their respective domestic economies.

Another factor contributing to the Index’s overall decline was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. Among the largest countries represented in the Index, the U.S. dollar appreciated by 1% versus the Chinese yuan, 1.55% against the South Korean won, 10% versus the South African rand, 13% against the Indian rupee, and 18% versus the Brazilian real for the reporting period.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

On a regional basis, consumer discretionary stocks in China, Brazil, and Poland suffered the most significant declines, falling by more than 20% for the reporting period. China’s economy grew by 7.6% for the 12 months ended June 30, 2012, the country’s slowest growth rate since the global downturn in 2008, while Brazil’s economy grew by just 0.5% for the 12 months ended June 30, 2012. Consumer discretionary stocks in Thailand and South Africa posted the best returns, gaining more than 15% for the reporting period. Consumer discretionary stocks in South Korea, which comprised more than one-third of the Index as of the end of the reporting period, advanced by 1% overall.

Within the consumer discretionary sector, the best performers included leisure products makers, distributors, and household appliance manufacturers, all of which posted double-digit gains for the reporting period. Media companies, including broadcasters and cable and satellite television operators, also posted strong returns. On the downside, computer and electronics retailers, homebuilders, and specialty retail stores posted the largest declines for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
(19.71)%	(19.22)%	(18.98)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate ma rket return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector	Percentage of Net Assets

Oil & Gas	79.69%
Coal	7.82
Chemicals	6.58
Oil & Gas Services	1.26
Other*	1.66
Short-Term and Other Net Assets	2.99

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Gazprom OAO (Russia)	10.88%
Petroleo Brasileiro SA (Preferred) (Brazil)	8.81
CNOOC Ltd. (China)	6.98
Petroleo Brasileiro SA (Brazil)	6.22
LUKOIL OAO (Russia)	5.86
PetroChina Co. Ltd. Class H (China)	5.16
Sasol Ltd. (South Africa)	4.50
Reliance Industries Ltd. (India)	4.18
China Petroleum & Chemical Corp. Class H (China)	3.66
Ecopetrol SA SP ADR (Colombia)	3.11

TOTAL	59.36%

The iShares MSCI Emerging Markets Energy Sector Capped Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Energy 25/50 IndexSM (the “Index”). The Index is designed to measure the performance of energy-related companies in emerging market countries. A capping methodology is applied that limits the weight of any single component to a maximum of 25% of the Index. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was (19.71)%, net of fees, while the total return for the Index was (18.98)%.

As represented by the Index, energy stocks in emerging markets posted double-digit declines for the reporting period. The decline in energy stocks reflected a broad global economic slowdown, which led to reduced demand for commodities in general. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. The weaker economic environment in Europe weighed on Continental demand for energy. Decelerating economic growth in the U.S. and China also contributed to reduced global demand for energy.

Nonetheless, energy prices held up reasonably well during the reporting period. The price of oil declined by just 2%, falling from $98.80 per barrel at the beginning of the reporting period to $96.50 as of August 31, 2012, while natural gas prices increased by nearly 10%, rising from $2.48 per million British thermal units (“BTUs”) at the beginning of the period to $2.72 as of August 31, 2012. However, both oil and natural gas prices experienced significant volatility during the reporting period. Oil prices peaked in early March of 2012 at $109 per barrel, then dipped as low as $77 per barrel in late June of 2012 before rebounding over the last two months of the reporting period. Meanwhile, natural gas followed an opposite pattern, falling to $1.82 per million BTUs in mid-April of 2012, then surging to $3.20 per million BTUs in late July of 2012 before falling back over the last month of the reporting period.

Another factor contributing to the Index’s overall decline was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. Among the largest countries represented in the Index, the U.S. dollar appreciated by 1% versus the Chinese yuan, 8.5% against the Russian ruble, 13% versus the Indian rupee, and 18% against the Brazilian real for the reporting period.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

Other factors influencing the performance of energy stocks during the reporting period included a relatively mild winter and attractive dividend payouts. Warmer-than-normal temperatures and below-average snowfall across the Midwest and Northeast regions of the U.S. contributed to lower demand for energy.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
(5.90)%	(6.34)%	(5.45)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	20.63%
Consumer Non-Cyclical	15.67
Technology	13.42
Consumer Cyclical	12.63
Communications	11.62
Industrial	7.73
Energy	7.42
Basic Materials	6.47
Utilities	3.14
Diversified	0.98
Short-Term and Other Net Assets	0.29

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Samsung Electronics Co. Ltd. (South Korea)	6.90%
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	3.96
CNOOC Ltd. (China)	1.93
MTN Group Ltd. (South Africa)	1.83
Tencent Holdings Ltd. (China)	1.81
Banco Bradesco SA (Preferred) (Brazil)	1.80
Companhia de Bebidas das Americas (Preferred) (Brazil)	1.65
Hon Hai Precision Industry Co. Ltd. (Taiwan)	1.63
Sberbank of Russia (Russia)	1.48
America Movil SAB de CV Series L (Mexico)	1.45

TOTAL	24.44%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Emerging Markets Growth Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Growth IndexSM (the “Index”). The Index generally represents approximately 50% of the MSCI Emerging Markets Index and consists of those securities classified by the Index provider as most representing the growth style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was (5.90)%, net of fees, while the total return for the Index was (5.45)%.

As represented by the Index, growth stocks in emerging markets declined for the reporting period, reflecting a slowdown in growth rates in many emerging economies. Larger countries such as China, India, and Brazil — among the most rapidly growing economies in the world over the past decade — saw their economic growth rates fall during the reporting period. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Exports to developed regions of the world are an important component of emerging economies. For example, exports comprise approximately 40% of the Chinese economy, with the European Union as is its largest trading partner. A marked decline in exports to Europe weighed on economic activity in many emerging markets.

In addition, central banks in many emerging markets raised short-term interest rates in 2011 to curb rising inflation, which had a negative impact on domestic economic growth in 2012. Central banks in China, South Korea, and Brazil — the three largest country weightings in the Index as of August 31, 2012 — all raised interest rates in 2011 to combat runaway inflation. Although these three central banks were successful in lowering the inflation rate, higher borrowing costs put downward pressure on their respective domestic economies. By the spring of 2012, all three central banks began lowering short-term rates.

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

The primary factor behind the Index’s overall decline, however, was a stronger U.S. dollar, which lowered international equity returns for U.S. investors (in local currency terms, the Index gained 0.01% for the reporting period). Among the largest countries represented in the Index, the U.S. dollar appreciated by 1% versus the Chinese yuan, 1.5% versus the South Korean won and Taiwan dollar, 10% against the South African rand, 13% versus the Indian rupee, and 18% against the Brazilian real for the reporting period.

On a regional basis, the Latin American growth stocks in the Index fell the most during the reporting period, declining by 12% as a group. Growth stocks in Brazil and Peru led the decline in Latin America. Close proximity to the troubled eurozone contributed to the decline in Eastern European growth stocks, most notably in Hungary and Russia. Growth stocks in the Middle East and Asia/Pacific regions held up best, led by positive returns in Egypt, Turkey, and the Philippines.

From a sector perspective, six of the ten sectors in the Index declined for the reporting period. The energy and materials sectors posted the largest declines as a substantial drop in commodity prices adversely impacted these sectors of the Index. Financials, the largest sector weighting in the Index during the reporting period, also declined. On the positive side, the health care and consumer staples sectors — considered to be defensive sectors of the market — generated the best returns.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	19

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
15.16%	15.58%	15.60%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector	Percentage of Net Assets

Financial	23.66%
Consumer Non-Cyclical	18.76
Communications	16.29
Consumer Cyclical	8.51
Utilities	8.02
Energy	7.11
Industrial	5.69
Technology	5.14
Basic Materials	4.12
Diversified	2.12
Short-Term and Other Net Assets	0.58

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

PT Unilever Indonesia Tbk (Indonesia)	1.76%
Maxis Communications Bhd (Malaysia)	1.75
Advanced Information Service PCL NVDR (Thailand)	1.70
Taiwan Mobile Co. Ltd. (Taiwan)	1.54
LATAM Airlines Group SA (Chile)	1.51
Public Bank Bhd Foreign (Malaysia)	1.48
Ecopetrol SA (Colombia)	1.38
CP All PCL NVDR (Thailand)	1.37
Far EasTone Telecommunications Co. Ltd. (Taiwan)	1.31
Credicorp Ltd. (Peru)	1.29

TOTAL	15.09%

The iShares MSCI Emerging Markets Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Minimum Volatility Index (the “Index”). The Index measures the performance of equity securities in global emerging markets that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2011 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was 15.16%, net of fees, while the total return for the Index was 15.60%.

As represented by the Index, lower-volatility stocks in emerging markets posted double-digit gains for the reporting period. Shortly after the beginning of the reporting period, the Index began a broad rally as signs of improving global economic growth boosted investor confidence. The rally in low-volatility emerging markets stocks lasted through April 2012. The Index lost some of its previous gains in May 2012 as global economic activity decelerated, putting downward pressure on emerging markets as demand for their exports waned. In particular, the continuing sovereign debt crisis in Europe led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. However, low-volatility emerging markets stocks bottomed in June 2012 and moved gradually higher over the last three months of the reporting period as investors grew more comfortable with the global economic outlook.

Currency fluctuations had a negative impact on Index performance, including a stronger U.S. dollar, which lowered international equity returns for U.S. investors (in local currency terms, the Index returned 19.21% for the reporting period). China, Taiwan, and Brazil were among the larger country weightings in the Index. Although the U.S. dollar was largely unchanged against the Chinese yuan and Taiwan dollar during the reporting period, the U.S. dollar appreciated by nearly 16% versus the Brazilian real for the reporting period.

On a regional basis, low-volatility stocks in the Asia/Pacific region (comprising approximately two-thirds of the Index as of August 31, 2012) generated the best returns for the reporting period, gaining about 16%. Strong returns from smaller countries in the region helped offset weaker performance from China and Taiwan, the two largest country weightings in the Index. Low-volatility stocks in Europe, the Middle East, and Africa also posted double-digit gains for the reporting period. The laggards were low-volatility stocks in Latin America, which returned about 6% overall. A decline in Brazilian stocks contributed to the weaker returns in Latin America.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	21

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

Performance as of August 31, 2012

Average Annual Total Returns						Cumulative Total Returns
Year Ended 8/31/12			Inception to 8/31/12			Inception to 8/31/12
NAV	MARKET	INDEX	NAV	MARKET	INDEX	NAV	MARKET	INDEX
(9.98)%	(11.19)%	(8.57)%	(11.19)%	(11.24)%	(9.79)%	(11.65)%	(11.70)%	(10.17)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

Total returns for the period since inception are calculated from the inception date of the Fund (8/16/11). “Average Annual Total Returns” represent the average annual change in value of an investment over the periods indicated. “Cumulative Total Returns” represent the total change in value of an investment over the periods indicated.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (8/18/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	20.16%
Industrial	19.46
Consumer Cyclical	15.42
Consumer Non-Cyclical	15.35
Basic Materials	7.98
Technology	7.94
Communications	5.90
Utilities	3.09
Energy	2.19
Diversified	1.97
Short-Term and Other Net Assets	0.54

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Cheil Worldwide Inc. (South Korea)	0.46%
Tongaat Hulett Ltd. (South Africa)	0.44
KLCC Property Holdings Bhd (Malaysia)	0.41
Hotel Shilla Co. Ltd. (South Korea)	0.40
Brait SE (South Africa)	0.39
Nampak Ltd. (South Africa)	0.37
PT Lippo Karawaci Tbk (Indonesia)	0.36
Acucap Properties Ltd. (South Africa)	0.36
Grupo Aeroportuario del Sureste SAB de CV Series B (Mexico)	0.36
Bumrungrad Hospital PCL NVDR (Thailand)	0.35

TOTAL	3.90%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Emerging Markets Small Cap Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Small Cap IndexSM (the “Index”). The Index measures the performance of equity securities of small capitalization companies, whose market capitalization represents the bottom 14% of companies in emerging market countries, as measured by market capitalization. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the 12-month period ended August 31, 2012 (the “reporting period”), the total return for the Fund was (9.98)%, net of fees, while the total return for the Index was (8.57)%.

As represented by the Index, small-cap stocks in emerging markets declined for the reporting period, reflecting a slowdown in growth rates in many emerging economies. Larger countries such as China, India, and Brazil — among the most rapidly growing economies in the world over the past decade — saw their economic growth rates fall during the reporting period. One key factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Exports to developed regions of the world are an important component of emerging economies — for example, exports comprise approximately 40% of the Chinese economy, and the European Union is its largest trading partner. A marked decline in exports to Europe weighed on economic activity in many emerging markets.

In addition, central banks in many emerging markets raised short-term interest rates in 2011 to curb rising inflation, and this had a negative impact on domestic economic growth in 2012. Central banks in China, South Korea, and India — three of the five largest country weightings in the Index as of August 31, 2012 — all raised interest rates in 2011 to combat runaway inflation. Although these three central banks were successful in lowering the inflation rate, higher borrowing costs put downward pressure on their respective domestic economies. By the spring of 2012, all three central banks began lowering short-term rates.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	23

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

Another factor behind the Index’s overall decline was a stronger U.S. dollar, which lowered international equity returns for U.S. investors (in local currency terms, the Index declined 1.04% for the reporting period). Although the U.S. dollar was largely unchanged versus the Chinese yuan, it appreciated by 3% versus the Taiwan dollar and 6.5% versus the South Korean won. Furthermore, the U.S. dollar rallied by more than 20% against the Brazilian real, Indian rupee, and South African rand.

On a regional basis, small-cap stocks in Eastern Europe suffered the most significant declines for the reporting period. Close proximity to the troubled eurozone contributed to the decline in Eastern European markets, most notably in Hungary, Russia, and the Czech Republic. Small-cap stocks in the Asia/Pacific region also struggled as positive returns in the Philippines, Thailand, and Malaysia were more than offset by sharp declines in the two largest economies in the region — India and China. Small-cap stocks in Latin America held up best, led by Mexico and Brazil.

From a sector perspective, nine of the ten sectors in the Index declined for the reporting period. The most economically sensitive sectors — energy, materials, and industrials — declined the most for the reporting period. In particular, the energy and materials sectors were adversely impacted by a substantial decline in commodity prices. The telecommunication services and utilities sectors of the Index also posted double-digit declines for the reporting period. On the positive side, the only sector of the Index to advance was consumer staples, which is generally considered to be a defensive sector of the market.

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
(12.41)%	(11.30)%	(12.14)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 2/8/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/9/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	25

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets

Financial	28.36%
Energy	16.82
Basic Materials	15.15
Communications	10.77
Industrial	5.99
Technology	5.77
Consumer Cyclical	4.72
Utilities	4.29
Diversified	3.92
Consumer Non-Cyclical	3.61
Short-Term and Other Net Assets	0.60

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

China Mobile Ltd. (China)	3.83%
Gazprom OAO (Russia)	3.07
China Construction Bank Corp. Class H (China)	2.75
Petroleo Brasileiro SA (Preferred) (Brazil)	2.57
Industrial and Commercial Bank of China Ltd. Class H (China)	2.09
Petroleo Brasileiro SA (Brazil)	1.83
LUKOIL OAO (Russia)	1.75
Bank of China Ltd. Class H (China)	1.64
America Movil SAB de CV Series L (Mexico)	1.50
PetroChina Co. Ltd. Class H (China)	1.49

TOTAL	22.52%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Emerging Markets Value Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets Value IndexSM (the “Index”). The Index generally represents approximately 50% of the MSCI Emerging Markets Index and consists of those securities classified by the Index provider as most representing the value style. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from February 8, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was (12.41)%, net of fees, while the total return for the Index was (12.14)%.

As represented by the Index, value stocks in emerging markets declined for the reporting period, reflecting a slowdown in growth rates in many emerging economies. Countries such as China, India, and Brazil — among the most rapidly growing economies in the world over the past decade — saw their economic growth rates fall during the reporting period. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Exports to developed regions of the world are an important component of emerging economies. For example, exports comprise approximately 40% of the Chinese economy, and the European Union is its largest trading partner. A marked decline in exports to Europe weighed on economic activity in many emerging markets.

In addition, central banks in many emerging markets raised short-term interest rates in 2011 to curb rising inflation, which had a negative impact on domestic economic growth in 2012. Central banks in China, South Korea, and Brazil — the three largest country weightings in the Index as of August 31, 2012 — all raised interest rates in 2011 to combat runaway inflation. Although these three central banks were successful in lowering the inflation rate, higher borrowing costs put downward pressure on their respective domestic economies. By the spring of 2012, all three central banks began lowering short-term rates.

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

Another factor contributing to the Index’s overall decline was a stronger U.S. dollar, which lowered international equity returns for U.S. investors (in local currency terms, the Index fell 7.05% for the reporting period). Among the larger countries represented in the Index, the U.S. dollar appreciated by 1% versus the Chinese yuan, 1.5% versus the South Korean won and Taiwan dollar, 10% against the South African rand, 13% versus the Indian rupee, and 18% against the Brazilian real for the reporting period.

On a regional basis, the Latin American value stocks in the Index fell the most during the reporting period, declining by 18% as a group. Value stocks in Brazil, which fell by more than 25% for the reporting period, more than offset positive returns in Colombia and Mexico. Returns for value stocks in the Eastern Europe and Asia/Pacific regions were in line with the performance of the overall Index, while value stocks in the Middle East held up best, led by positive returns in Egypt and Turkey.

From a sector perspective, eight of the ten sectors in the Index declined for the reporting period. The energy and materials sectors posted the largest losses, declining by more than 20% as a substantial drop in commodity prices adversely impacted these sectors of the Index. Financials, the largest sector weighting in the Index during the reporting period, also declined. The only two sectors of the Index to generate positive returns for the reporting period were telecommunication services and consumer staples.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	27

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
BRIC
Actual	$1,000.00	$827.40	0.69%	$3.17
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.69	3.51
Emerging Markets Asia
Actual	1,000.00	906.70	0.49	2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.49	2.49
Emerging Markets Consumer Discretionary Sector
Actual	1,000.00	931.50	0.68	3.30
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.68	3.46
Emerging Markets Energy Sector Capped
Actual	1,000.00	798.80	0.68	3.07
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.68	3.46

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Index Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Emerging Markets Growth
Actual	$1,000.00	$916.80	0.49%	$2.36
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.49	2.49
Emerging Markets Minimum Volatility
Actual	1,000.00	990.70	0.25	1.25
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.25	1.27
Emerging Markets Small Cap
Actual	1,000.00	907.50	0.68	3.26
Hypothetical (5% return before expenses)	1,000.00	1,021.70	0.68	3.46
Emerging Markets Value
Actual	1,000.00	868.70	0.49	2.30
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.49	2.49

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	29

Consolidated Schedule of Investments

iSHARES® MSCI BRIC INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 82.70%

BRAZIL — 14.28%
ALL—America Latina Logistica SA	192,000	$845,736
Amil Participacoes SA	76,800	780,388
Anhanguera Educacional Participacoes SA	38,400	572,221
Banco do Brasil SA	275,089	3,145,347
Banco Santander (Brasil) SA Units	345,637	2,659,664
BM&F Bovespa SA	844,869	4,480,019
BR Malls Participacoes SA	192,000	2,396,093
BR Properties SA	76,800	935,708
BRF—Brasil Foods SA	307,200	4,941,445
CCR SA	422,400	3,800,412
Centrais Eletricas Brasileiras SA	115,200	739,853
CETIP SA — Mercados Organizados	77,278	994,898
Cielo SA	143,220	4,239,448
Companhia de Saneamento Basico do Estado de Sao Paulo	38,400	1,625,176
Companhia de Saneamento de Minas Gerais SA	38,400	918,660
Companhia Hering SA	76,800	1,680,107
Companhia Siderurgica Nacional SA	345,600	1,704,730
Cosan SA Industria e Comercio	38,400	640,221
CPFL Energia SA	115,200	1,221,723
Cyrela Brazil Realty SA	115,200	938,170
Diagnosticos da America SA	115,200	727,920
Duratex SA	115,200	693,825
EcoRodovias Infraestrutura e Logistica SA	76,800	638,327
EDP Energias do Brasil SA	115,200	737,012
Embraer SA	268,800	1,856,262
Fibria Celulose SAa	115,241	897,576
Hypermarcas SAa	153,600	987,228
JBS SAa	192,052	546,609
Light SA	38,400	466,338
Localiza Rent A Car SA	76,800	1,356,208
Lojas Renner SA	38,400	1,267,562
MMX Mineracao e Metalicos SAa	76,800	206,462
MPX Energia SAa	115,200	715,987
MRV Engenharia e Participacoes SA	153,600	892,521
Multiplan Empreendimentos Imobiliarios SA	38,400	983,061
Multiplus SA	38,400	818,271
Natura Cosmeticos SA	76,800	1,928,240
Obrascon Huarte Lain Brasil SA	76,800	744,399

Security	Shares	Value

Odontoprev SA	115,200	$625,068
OGX Petroleo e Gas Participacoes SAa	576,000	1,789,967
Oi SA	115,224	520,051
PDG Realty SA Empreendimentos e Participacoes	499,200	972,643
Petroleo Brasileiro SA	1,382,400	14,524,303
Porto Seguro SA	38,400	354,963
Raia Drogasil SA	76,850	813,875
Redecard SA	153,600	2,541,942
Souza Cruz SA	192,000	2,576,984
Sul America SA Units	39,144	278,428
TIM Participacoes SA	384,069	1,528,850
Totvs SA	38,400	747,240
Tractebel Energia SA	76,800	1,278,927
Ultrapar Participacoes SA	153,600	3,288,236
Vale SA	614,400	10,237,474

		97,802,778
CHINA — 40.01%
Agile Property Holdings Ltd.[b]	768,000	881,251
Agricultural Bank of China Ltd. Class H	9,984,000	3,681,449
Air China Ltd. Class H	768,000	462,409
Aluminum Corp. of China Ltd. Class Ha,b	1,536,000	588,161
Angang Steel Co. Ltd. Class Ha,b	768,000	375,274
Anhui Conch Cement Co. Ltd. Class H	576,000	1,437,726
Anta Sports Products Ltd.[b]	384,040	227,267
AviChina Industry & Technology Co. Ltd. Class H	1,536,000	554,495
Bank of China Ltd. Class H	34,944,000	12,704,861
Bank of Communications Co. Ltd. Class H	3,456,200	2,259,202
BBMG Corp. Class H	576,000	350,520
Beijing Capital International Airport Co. Ltd. Class H	768,000	524,790
Beijing Enterprises Holdings Ltd.[b]	192,000	1,269,892
Belle International Holdings Ltd.	2,304,000	4,158,711
Bosideng International Holdings Ltd.	1,536,000	423,792
Brilliance China Automotive Holdings Ltd.[a]	768,000	750,548
BYD Co. Ltd. Class Ha,b	192,000	334,677
China Agri-Industries Holdings Ltd.	768,000	380,225
China BlueChemical Ltd. Class H	768,000	442,606
China CITIC Bank Corp. Ltd. Class H	3,456,000	1,648,632
China Coal Energy Co. Class H	1,920,000	1,599,123

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI BRIC INDEX FUND

August 31, 2012

Security	Shares	Value

China Communications Construction Co. Ltd. Class H	1,920,000	$1,475,352
China Communications Services Corp. Ltd. Class H	918,800	510,560
China Construction Bank Corp. Class H	33,408,370	21,967,147
China COSCO Holdings Co. Ltd. Class Ha,b	1,152,000	436,665
China Everbright Ltd.	404,000	491,181
China Gas Holdings Ltd.	1,556,000	850,597
China International Marine Containers (Group) Co. Ltd. Class B	312,800	394,819
China Life Insurance Co. Ltd. Class H	3,456,000	9,245,705
China Longyuan Power Group Corp. Ltd. Class H	1,152,000	747,083
China Mengniu Dairy Co. Ltd.[b]	768,000	2,312,045
China Merchants Bank Co. Ltd. Class H	1,728,297	2,981,417
China Merchants Holdings (International) Co. Ltd.[b]	524,000	1,503,175
China Minsheng Banking Corp. Ltd. Class H	2,496,000	2,033,808
China Mobile Ltd.	2,738,000	29,228,867
China National Building Material Co. Ltd. Class Hb	1,536,000	1,437,726
China Oilfield Services Ltd. Class H	768,000	1,225,829
China Overseas Land & Investment Ltd.	1,536,800	3,471,360
China Pacific Insurance (Group) Co. Ltd. Class H	921,600	2,732,867
China Petroleum & Chemical Corp. Class H	7,680,000	7,228,235
China Railway Construction Corp. Ltd. Class H	960,000	725,299
China Railway Group Ltd. Class H	1,920,000	722,824
China Resources Cement Holdings Ltd.[b]	768,000	338,638
China Resources Enterprise Ltd.[b]	768,000	2,282,340
China Resources Land Ltd.	768,000	1,483,273
China Resources Power Holdings Co. Ltd.	802,200	1,714,808
China Rongsheng Heavy Industries Group Holdings Ltd.[b]	1,344,000	183,676
China Shanshui Cement Group Ltd.	768,000	401,019
China Shenhua Energy Co. Ltd. Class H	1,536,000	5,594,456
China Shipping Container Lines Co. Ltd. Class Ha,b	1,536,000	293,090

Security	Shares	Value

China Shipping Development Co. Ltd. Class H	768,000	$288,139
China Southern Airlines Co. Ltd. Class H	768,000	325,766
China State Construction International Holdings Ltd.	768,000	817,880
China Taiping Insurance Holdings Co. Ltd.[a]	384,000	511,917
China Telecom Corp. Ltd. Class H	6,912,000	3,796,309
China Unicom (Hong Kong) Ltd.	2,305,900	3,650,792
China Vanke Co. Ltd. Class B	730,001	912,942
China Yurun Food Group Ltd.[a,b]	768,000	469,340
China ZhengTong Auto Services Holdings Ltd.[a,b]	384,000	229,719
China Zhongwang Holdings Ltd.[a]	768,000	310,913
Chongqing Rural Commercial Bank Co. Ltd. Class H	1,152,000	472,311
CITIC Pacific Ltd.[b]	768,000	939,671
CITIC Securities Co. Ltd. Class H	384,000	644,600
CNOOC Ltd.	8,448,000	15,989,253
COSCO Pacific Ltd.	768,000	947,592
Country Garden Holdings Co. Ltd.[a]	2,024,356	709,911
CSG Holding Co. Ltd. Class B	391,000	240,460
CSR Corp Ltd. Class Hb	771,000	522,863
Dah Chong Hong Holdings Ltd.[b]	384,000	348,540
Daphne International Holdings Ltd.[b]	488,000	488,236
Datang International Power Generation Co. Ltd. Class H	1,536,000	514,888
Dongfang Electric Corp. Ltd. Class H	153,600	209,520
Dongfeng Motor Group Co. Ltd. Class H	1,536,000	1,988,260
ENN Energy Holdings Ltd.	142,000	560,219
Evergrande Real Estate Group Ltd.[b]	2,304,000	879,270
Far East Horizon Ltd.[b]	768,000	532,711
Fosun International Ltd.	768,000	362,402
Franshion Properties (China) Ltd.[b]	1,536,000	451,517
GCL-Poly Energy Holdings Ltd.[b]	3,456,000	530,236
Geely Automobile Holdings Ltd.	1,920,000	616,380
Golden Eagle Retail Group Ltd.[b]	384,000	704,010
GOME Electrical Appliances Holdings Ltd.	4,608,400	398,083
Great Wall Motor Co. Ltd. Class Hb	384,000	867,388
Guangdong Investment Ltd.[b]	1,536,000	1,134,734
Guangzhou Automobile Group Co. Ltd. Class H	1,094,454	763,384

CONSOLIDATED SCHEDULES OF INVESTMENTS	31

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI BRIC INDEX FUND

August 31, 2012

Security	Shares	Value

Guangzhou R&F Properties Co. Ltd. Class Hb	460,800	$532,315
Haier Electronics Group Co. Ltd.[a]	384,000	452,012
Hengan International Group Co. Ltd.[b]	384,000	3,861,660
Hengdeli Holdings Ltd.[b]	1,536,000	403,989
Huabao International Holdings Ltd.[b]	768,000	394,087
Huaneng Power International Inc. Class H	1,536,000	1,059,481
Industrial and Commercial Bank of China Ltd. Class H	30,336,050	16,426,934
Inner Mongolia Yitai Coal Co. Ltd. Class B	269,285	1,466,526
Intime Department Store Group Co. Ltd.	384,000	394,582
Jiangsu Expressway Co. Ltd. Class H	768,000	632,718
Jiangxi Copper Co. Ltd. Class H	768,000	1,667,445
Kingboard Chemical Holdings Co. Ltd.	192,000	419,832
Kunlun Energy Co. Ltd.	1,536,000	2,625,929
Lee & Man Paper Manufacturing Ltd.[b]	768,000	314,874
Lenovo Group Ltd.[b]	3,072,000	2,495,226
Longfor Properties Co. Ltd.[b]	576,000	830,257
Metallurgical Corp. of China Ltd. Class Ha	1,536,000	324,775
Nine Dragons Paper (Holdings) Ltd.	768,000	345,569
Parkson Retail Group Ltd.[b]	768,000	623,807
PetroChina Co. Ltd. Class H	9,984,000	12,035,507
PICC Property and Casualty Co. Ltd. Class H	1,545,200	1,858,722
Ping An Insurance (Group) Co. of China Ltd. Class H	768,000	5,544,948
Poly Property Group Co. Ltd.[a,b]	776,984	384,673
Sany Heavy Equipment International Holdings Co. Ltd.	384,000	199,024
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	880,000	968,922
Shanghai Electric Group Co. Ltd. Class H	1,536,000	615,885
Shanghai Industrial Holdings Ltd.[b]	384,000	1,054,530
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	268,800	458,844
Shimao Property Holdings Ltd.[b]	576,000	868,873
Shougang Fushan Resources Group Ltd.[b]	1,536,000	403,989
Shui On Land Ltd.[b]	1,344,000	488,648

Security	Shares	Value

Sihuan Pharmaceutical Holdings Group Ltd.[b]	768,000	$306,952
Sino-Ocean Land Holdings Ltd.	1,344,000	603,013
Sinopec Shanghai Petrochemical Co. Ltd. Class H	768,000	201,004
Sinopharm Group Co. Ltd. Class Hb	307,200	976,307
SOHO China Ltd.[b]	1,152,000	736,686
Sun Art Retail Group Ltd.	960,000	1,211,720
Tencent Holdings Ltd.	460,800	14,080,206
Tingyi (Cayman Islands) Holding Corp.[b]	768,000	2,272,438
Uni-President China Holdings Ltd.	384,000	396,068
Want Want China Holdings Ltd.[b]	2,688,000	3,326,969
Weichai Power Co. Ltd. Class H	239,775	633,732
Wumart Stores Inc. Class H	384,000	647,571
Yanzhou Coal Mining Co. Ltd. Class H	768,000	1,095,127
Yingde Gases Group Co. Ltd.[b]	467,500	362,247
Yuexiu Property Co. Ltd.[b]	3,096,000	722,483
Zhaojin Mining Industry Co. Ltd. Class H	384,000	507,957
Zhejiang Expressway Co. Ltd. Class H	768,000	506,967
Zhongsheng Group Holdings Ltd.	192,000	241,354
Zhuzhou CSR Times Electric Co. Ltd. Class H	384,000	926,798
Zijin Mining Group Co. Ltd. Class Hb	3,039,000	952,106
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	640,800	685,723
ZTE Corp. Class Hb	307,240	406,418

		274,154,057
INDIA — 15.01%
ACC Ltd.	25,141	591,407
Adani Enterprises Ltd.	95,583	267,718
Adani Ports and Special Economic Zone Ltd.	170,206	348,062
Aditya Birla Nuvo Ltd.	14,976	200,470
Ambuja Cements Ltd.	273,740	911,892
Asian Paints Ltd.	14,208	929,925
Axis Bank Ltd.	107,136	1,910,247
Bajaj Auto Ltd.	38,400	1,116,413
Bank of Baroda	31,872	362,037
Bank of India	52,110	239,167
Bharat Heavy Electricals Ltd.	268,800	1,030,501
Bharat Petroleum Corp. Ltd.	82,944	499,304
Bharti Airtel Ltd.	264,576	1,178,641
Cairn India Ltd.[a]	107,520	657,298

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI BRIC INDEX FUND

August 31, 2012

Security	Shares	Value

Canara Bank Ltd.	40,490	$231,548
Cipla Ltd.	165,120	1,117,473
Coal India Ltd.	235,392	1,487,254
Dabur India Ltd.	203,646	448,662
DLF Ltd.	196,224	688,063
Dr. Reddy’s Laboratories Ltd.	48,000	1,447,637
GAIL (India) Ltd.	186,624	1,191,206
GMR Infrastructure Ltd.[a]	463,872	151,775
Godrej Consumer Products Ltd.	56,448	702,543
HCL Technologies Ltd.	39,168	383,336
HDFC Bank Ltd.	710,799	7,607,626
Hero Motocorp Ltd.	18,432	584,191
Hindalco Industries Ltd.	470,016	877,504
Hindustan Unilever Ltd.	405,425	3,754,327
Housing Development Finance Corp. Ltd.	604,416	7,989,700
ICICI Bank Ltd.	200,448	3,250,951
Idea Cellular Ltd.[a]	315,125	422,905
Infosys Ltd.	199,680	8,477,740
Infrastructure Development Finance Co. Ltd.	475,008	1,144,716
ITC Ltd.	1,021,056	4,913,000
Jaiprakash Associates Ltd.	437,760	507,998
Jindal Steel & Power Ltd.	170,112	1,076,943
JSW Steel Ltd.	34,560	430,998
Kotak Mahindra Bank Ltd.	131,328	1,355,423
Larsen & Toubro Ltd.	95,616	2,308,364
LIC Housing Finance Ltd.	136,704	590,070
Lupin Ltd.	71,040	757,462
Mahindra & Mahindra Ltd.	141,312	1,938,737
Maruti Suzuki (India) Ltd.	15,744	323,598
NTPC Ltd.	297,216	897,926
Oil & Natural Gas Corp. Ltd.	351,744	1,744,650
Piramal Healthcare Ltd.	35,328	304,916
Power Finance Corp. Ltd.	114,816	330,876
Power Grid Corp. of India Ltd.	552,960	1,187,435
Ranbaxy Laboratories Ltd.[a]	60,672	601,757
Reliance Capital Ltd.	38,357	220,523
Reliance Communications Ltd.	248,832	215,617
Reliance Industries Ltd.	605,184	8,338,211
Reliance Infrastructure Ltd.	50,911	406,464
Reliance Power Ltd.[a]	270,148	370,072
Rural Electrification Corp. Ltd.	129,801	440,332

Security	Shares	Value

Satyam Computer Services Ltd.[a]	297,908	$499,414
Sesa Goa Ltd.	156,288	481,718
Shriram Transport Finance Co. Ltd.	54,568	623,081
Siemens Ltd.	28,803	351,099
State Bank of India	61,056	2,016,741
Sterlite Industries (India) Ltd.	607,872	1,050,731
Sun Pharmaceuticals Industries Ltd.	147,072	1,767,244
Tata Consultancy Services Ltd.	218,496	5,278,274
Tata Motors Ltd.	686,208	2,890,401
Tata Power Co. Ltd.	485,376	868,223
Tata Steel Ltd.	136,320	885,682
Titan Industries Ltd.	98,688	390,937
Ultratech Cement Ltd.	33,286	1,013,630
Unitech Ltd.[a]	528,935	174,965
United Phosphorus Ltd.	106,554	229,103
United Spirits Ltd.	40,066	698,067
Wipro Ltd.	228,864	1,491,885
Zee Entertainment Enterprises Ltd.	218,176	641,094

		102,815,900
RUSSIA — 13.40%
Federal Grid Co. of Unified Energy System OJSC[a]	145,928,500	902,376
Gazprom OAO	4,934,408	24,028,023
IDGC Holding JSC[a]	7,878,800	421,194
Inter RAO UES OJSC[a]	576,000,000	461,691
LSR Group OJSC SP GDR[c]	92,182	380,251
LUKOIL OAO	236,928	13,467,853
Magnit OJSC SP GDR[b,c]	123,648	3,943,135
Mechel OAO SP ADR	61,824	354,252
MMC Norilsk Nickel OJSC	22,272	3,289,424
Mobile TeleSystems OJSC SP ADR	242,688	4,467,886
NovaTek OAO SP GDR[c]	42,240	5,039,232
Novolipetsk Steel OJSC SP GDR[c]	28,416	513,761
Rosneft Oil Co. OJSC	587,522	3,504,366
Rostelecom OJSC	552,960	2,111,850
RusHydro OJSC	54,912,200	1,387,935
Sberbank of Russia	4,016,640	11,576,323
Severstal OAO	80,640	921,564
Sistema JSFC SP GDR[c]	56,064	1,105,022
Surgutneftegas OJSC	3,302,420	2,848,518
Tatneft OAO	652,803	3,953,726
TMK OAO SP GDR[c]	27,264	374,880

CONSOLIDATED SCHEDULES OF INVESTMENTS	33

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI BRIC INDEX FUND

August 31, 2012

Security	Shares	Value

Uralkali OJSC	622,080	$4,753,587
VTB Bank OJSC	1,221,166,001	2,017,410

		91,824,259

TOTAL COMMON STOCKS
(Cost: $643,910,508)		566,596,994

PREFERRED STOCKS — 16.83%

BRAZIL — 16.20%
AES Tiete SA	38,400	525,625
Banco Bradesco SA	883,262	14,377,569
Banco do Estado do Rio Grande do Sul SA Class B	76,800	626,962
Bradespar SA	115,200	1,505,845
Braskem SA Class A	76,800	484,901
Centrais Eletricas Brasileiras SA Class B	115,282	1,054,842
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	38,656	1,628,384
Companhia de Bebidas das Americas	357,973	13,569,884
Companhia de Transmissao de Energia Eletrica Paulista	4,232	94,147
Companhia Energetica de Minas Gerais	241,141	4,121,509
Companhia Energetica de Sao Paulo Class B	76,800	1,191,417
Companhia Paranaense de Energia Class B	38,400	689,279
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	39,700	364,238
Gerdau SA	422,400	3,739,989
Itau Unibanco Holding SA	1,075,200	16,812,430
Itausa—Investimentos Itau SA	1,190,436	5,490,345
Klabin SA	230,400	1,034,203
Lojas Americanas SA	203,970	1,469,939
Marcopolo SA	78,600	441,212
Metalurgica Gerdau SA	115,200	1,262,637
Oi SA	384,099	1,460,762
Petroleo Brasileiro SA	1,958,414	20,044,932
Telefonica Brasil SA	154,064	3,343,766
Usinas Siderurgicas de Minas Gerais SA Class A	153,600	617,491

Security	Shares	Value

Vale SA Class A	921,600	$15,083,455

		111,035,763
RUSSIA — 0.63%
AK Transneft OAO	768	1,251,324
Sberbank of Russia	461,230	977,004
Surgutneftegas OJSC	3,225,600	2,077,636

		4,305,964

TOTAL PREFERRED STOCKS
(Cost: $114,880,812)		115,341,727

SHORT-TERM INVESTMENTS — 5.33%

MONEY MARKET FUNDS — 5.33%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	32,877,704	32,877,704
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	2,491,518	2,491,518
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[d,e]	1,115,567	1,115,567

		36,484,789

TOTAL SHORT-TERM INVESTMENTS
(Cost: $36,484,789)		36,484,789

TOTAL INVESTMENTS IN SECURITIES — 104.86%
(Cost: $795,276,109)		718,423,510
Other Assets, Less Liabilities — (4.86)%		(33,274,832)

NET ASSETS — 100.00%		$685,148,678

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.82%

CHINA — 28.82%
Agile Property Holdings Ltd.	12,000	$13,770
Agricultural Bank of China Ltd. Class H	200,000	73,747
Air China Ltd. Class H	20,000	12,042
Aluminum Corp. of China Ltd. Class Ha	36,000	13,785
Angang Steel Co. Ltd. Class Ha	16,000	7,818
Anhui Conch Cement Co. Ltd. Class H	12,000	29,953
Anta Sports Products Ltd.	10,000	5,918
AviChina Industry & Technology Co. Ltd. Class H	24,000	8,664
Bank of China Ltd. Class H	734,000	266,866
Bank of Communications Co. Ltd. Class H	74,000	48,371
BBMG Corp. Class H	13,000	7,911
Beijing Capital International Airport Co. Ltd. Class H	20,000	13,666
Beijing Enterprises Holdings Ltd.	5,000	33,070
Belle International Holdings Ltd.	46,000	83,030
Bosideng International Holdings Ltd.	36,000	9,933
Brilliance China Automotive Holdings Ltd.[a]	24,000	23,455
BYD Co. Ltd. Class Ha	5,000	8,716
China Agri-Industries Holdings Ltd.	16,000	7,921
China BlueChemical Ltd. Class H	16,000	9,221
China CITIC Bank Corp. Ltd. Class H	76,000	36,255
China Coal Energy Co. Class H	42,000	34,981
China Communications Construction Co. Ltd. Class H	44,000	33,810
China Communications Services Corp. Ltd. Class H	24,000	13,336
China Construction Bank Corp. Class H	708,000	465,534
China COSCO Holdings Co. Ltd. Class Ha	23,000	8,718
China Everbright Ltd.	8,000	9,726
China Gas Holdings Ltd.	28,000	15,306
China Life Insurance Co. Ltd. Class H	74,000	197,969
China Longyuan Power Group Corp. Ltd. Class H	20,000	12,970
China Mengniu Dairy Co. Ltd.	12,000	36,126
China Merchants Bank Co. Ltd. Class H	39,000	67,277
China Merchants Holdings (International) Co. Ltd.	12,000	34,424
China Minsheng Banking Corp. Ltd. Class H	46,000	37,482
China Mobile Ltd.	59,000	629,840

Security	Shares	Value

China National Building Material Co. Ltd. Class H	28,000	$26,209
China Oilfield Services Ltd. Class H	16,000	25,538
China Overseas Land & Investment Ltd.	40,000	90,353
China Pacific Insurance (Group) Co. Ltd. Class H	16,000	47,446
China Petroleum & Chemical Corp. Class H	168,000	158,118
China Railway Construction Corp. Ltd. Class H	19,000	14,355
China Railway Group Ltd. Class H	38,000	14,306
China Resources Cement Holdings Ltd.	20,000	8,819
China Resources Enterprise Ltd.	12,000	35,662
China Resources Gas Group Ltd.	8,000	15,740
China Resources Land Ltd.	20,000	38,627
China Resources Power Holdings Co. Ltd.	16,000	34,202
China Rongsheng Heavy Industries Group Holdings Ltd.	33,000	4,510
China Shanshui Cement Group Ltd.	16,000	8,355
China Shenhua Energy Co. Ltd. Class H	34,000	123,836
China Shipping Container Lines Co. Ltd. Class Ha	46,000	8,777
China Shipping Development Co. Ltd. Class H	16,000	6,003
China Southern Airlines Co. Ltd. Class H	20,000	8,483
China State Construction International Holdings Ltd.	16,000	17,039
China Taiping Insurance Holdings Co. Ltd.[a]	7,600	10,132
China Telecom Corp. Ltd. Class H	140,000	76,893
China Unicom (Hong Kong) Ltd.	44,000	69,663
China Yurun Food Group Ltd.[a]	14,000	8,556
China ZhengTong Auto Services Holdings Ltd.[a]	11,000	6,581
China Zhongwang Holdings Ltd.[a]	28,000	11,335
Chongqing Rural Commercial Bank Co. Ltd. Class H	22,000	9,020
CITIC Pacific Ltd.	12,000	14,682
CITIC Securities Co. Ltd. Class H	6,000	10,072
CNOOC Ltd.	178,000	336,895
COSCO Pacific Ltd.	16,000	19,741
Country Garden Holdings Co. Ltd.[a]	41,964	14,716
CSR Corp Ltd. Class H	18,000	12,207
Dah Chong Hong Holdings Ltd.	8,000	7,261
Daphne International Holdings Ltd.	12,000	12,006

CONSOLIDATED SCHEDULES OF INVESTMENTS	35

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

August 31, 2012

Security	Shares	Value

Datang International Power Generation Co. Ltd. Class H	32,000	$10,727
Dongfang Electric Corp. Ltd. Class H	3,200	4,365
Dongfeng Motor Group Co. Ltd. Class H	28,000	36,244
ENN Energy Holdings Ltd.	8,000	31,562
Evergrande Real Estate Group Ltd.	50,000	19,081
Far East Horizon Ltd.	12,000	8,324
Fosun International Ltd.	18,000	8,494
Franshion Properties (China) Ltd.	52,000	15,286
GCL-Poly Energy Holdings Ltd.	68,000	10,433
Geely Automobile Holdings Ltd.	30,000	9,631
Golden Eagle Retail Group Ltd.	6,000	11,000
GOME Electrical Appliances Holdings Ltd.	100,000	8,638
Great Wall Motor Co. Ltd. Class H	10,000	22,588
Guangdong Investment Ltd.	28,000	20,685
Guangzhou Automobile Group Co. Ltd. Class H	24,000	16,740
Guangzhou R&F Properties Co. Ltd. Class H	12,000	13,862
Haier Electronics Group Co. Ltd.[a]	10,000	11,771
Hengan International Group Co. Ltd.	7,000	70,395
Hengdeli Holdings Ltd.	32,000	8,416
Huabao International Holdings Ltd.	20,000	10,263
Huaneng Power International Inc. Class H	32,000	22,073
Industrial and Commercial Bank of China Ltd. Class H	632,000	342,227
Intime Department Store Group Co. Ltd.	9,000	9,248
Jiangsu Expressway Co. Ltd. Class H	12,000	9,886
Jiangxi Copper Co. Ltd. Class H	14,000	30,396
Kingboard Chemical Holdings Co. Ltd.	6,000	13,120
Kunlun Energy Co. Ltd.	28,000	47,868
Lee & Man Paper Manufacturing Ltd.	28,000	11,480
Lenovo Group Ltd.	64,000	51,984
Longfor Properties Co. Ltd.	13,000	18,738
Metallurgical Corp. of China Ltd. Class Ha	52,000	10,995
Minmetals Resources Ltd.[a]	24,000	8,942
Nine Dragons Paper (Holdings) Ltd.	16,000	7,199
Parkson Retail Group Ltd.	14,000	11,371
PetroChina Co. Ltd. Class H	208,000	250,740
PICC Property and Casualty Co. Ltd. Class H	28,000	33,681
Ping An Insurance (Group) Co. of China Ltd. Class H	17,000	122,740
Poly Property Group Co. Ltd.[a]	24,000	11,882

Security	Shares	Value

Sany Heavy Equipment International Holdings Co. Ltd.	12,000	$6,220
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	16,000	17,617
Shanghai Electric Group Co. Ltd. Class H	28,000	11,227
Shanghai Industrial Holdings Ltd.	6,000	16,477
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	5,600	9,559
Shimao Property Holdings Ltd.	15,000	22,627
Shougang Fushan Resources Group Ltd.	28,000	7,364
Shui On Land Ltd.	34,000	12,362
Sihuan Pharmaceutical Holdings Group Ltd.	14,000	5,595
Sino-Ocean Land Holdings Ltd.	31,000	13,909
Sinopec Shanghai Petrochemical Co. Ltd. Class H	32,000	8,375
Sinopharm Group Co. Ltd. Class H	8,000	25,425
SOHO China Ltd.	21,000	13,429
Sun Art Retail Group Ltd.	19,000	23,982
Tencent Holdings Ltd.	10,000	305,560
Tingyi (Cayman Islands) Holding Corp.	20,000	59,178
Uni-President China Holdings Ltd.	14,000	14,440
Want Want China Holdings Ltd.	60,000	74,263
Weichai Power Co. Ltd. Class H	4,800	12,687
Wumart Stores Inc. Class H	6,000	10,118
Yanzhou Coal Mining Co. Ltd. Class H	20,000	28,519
Yingde Gases Group Co. Ltd.	10,000	7,749
Yuexiu Property Co. Ltd.	68,000	15,868
Zhaojin Mining Industry Co. Ltd. Class H	8,000	10,582
Zhejiang Expressway Co. Ltd. Class H	20,000	13,202
Zhongsheng Group Holdings Ltd.	6,000	7,542
Zhuzhou CSR Times Electric Co. Ltd. Class H	4,000	9,654
Zijin Mining Group Co. Ltd. Class H	60,000	18,798
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class H	12,400	13,269
ZTE Corp. Class H	6,000	7,937

		5,784,358
INDIA — 10.83%
ACC Ltd.	528	12,421
Adani Enterprises Ltd.	2,122	5,944
Adani Ports and Special Economic Zone Ltd.	3,916	8,008
Aditya Birla Nuvo Ltd.	574	7,684
Ambuja Cements Ltd.	6,066	20,207
Asian Paints Ltd.	290	18,981

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

August 31, 2012

Security	Shares	Value

Axis Bank Ltd.	2,244	$40,011
Bajaj Auto Ltd.	872	25,352
Bank of India	1,506	6,912
Bharat Heavy Electricals Ltd.	5,720	21,929
Bharat Petroleum Corp. Ltd.	1,900	11,438
Bharti Airtel Ltd.	5,684	25,321
Cairn India Ltd.[a]	2,000	12,227
Canara Bank Ltd.	1,144	6,542
Cipla Ltd.	3,236	21,900
Coal India Ltd.	5,290	33,423
Dabur India Ltd.	2,822	6,217
DLF Ltd.	3,718	13,037
Dr. Reddy’s Laboratories Ltd.	1,008	30,400
GAIL (India) Ltd.	3,832	24,459
Godrej Consumer Products Ltd.	1,002	12,471
HCL Technologies Ltd.	1,236	12,097
HDFC Bank Ltd.	14,758	157,954
Hero Motocorp Ltd.	408	12,931
Hindalco Industries Ltd.	10,040	18,744
Hindustan Unilever Ltd.	8,890	82,323
Housing Development Finance Corp. Ltd.	12,892	170,418
ICICI Bank Ltd.	4,248	68,896
Idea Cellular Ltd.[a]	6,550	8,790
Infosys Ltd.	4,170	177,044
Infrastructure Development Finance Co. Ltd.	8,940	21,544
ITC Ltd.	22,694	109,196
Jaiprakash Associates Ltd.	8,456	9,813
Jindal Steel & Power Ltd.	3,524	22,310
JSW Steel Ltd.	834	10,401
Kotak Mahindra Bank Ltd.	2,702	27,887
Larsen & Toubro Ltd.	2,048	49,443
LIC Housing Finance Ltd.	2,776	11,982
Lupin Ltd.	1,502	16,015
Mahindra & Mahindra Ltd.	3,050	41,845
Maruti Suzuki (India) Ltd.	398	8,180
NTPC Ltd.	5,902	17,831
Oil & Natural Gas Corp. Ltd.	7,874	39,055
Power Finance Corp. Ltd.	2,992	8,622
Power Grid Corp. of India Ltd.	11,202	24,055
Ranbaxy Laboratories Ltd.[a]	1,230	12,199
Reliance Capital Ltd.	860	4,944
Reliance Communications Ltd.	6,442	5,582
Reliance Industries Ltd.	13,110	180,629

Security	Shares	Value

Reliance Infrastructure Ltd.	1,236	$9,868
Reliance Power Ltd.[a]	5,970	8,178
Rural Electrification Corp. Ltd.	2,656	9,010
Satyam Computer Services Ltd.[a]	7,596	12,734
Sesa Goa Ltd.	2,838	8,747
Shriram Transport Finance Co. Ltd.	1,178	13,451
Siemens Ltd.	712	8,679
State Bank of India	1,266	41,817
Sterlite Industries (India) Ltd.	11,810	20,414
Sun Pharmaceuticals Industries Ltd.	3,104	37,298
Tata Consultancy Services Ltd.	4,460	107,742
Tata Motors Ltd.	14,702	61,927
Tata Power Co. Ltd.	9,234	16,518
Tata Steel Ltd.	2,780	18,062
Titan Industries Ltd.	2,796	11,076
Ultratech Cement Ltd.	698	21,256
Unitech Ltd.[a]	21,372	7,070
United Phosphorus Ltd.	3,896	8,377
United Spirits Ltd.	768	13,381
Wipro Ltd.	4,770	31,094
Zee Entertainment Enterprises Ltd.	4,016	11,801

		2,174,114
INDONESIA — 4.58%
PT Adaro Energy Tbk	141,000	20,259
PT Astra Agro Lestari Tbk	5,000	11,694
PT Astra International Tbk	200,000	141,584
PT Bank Central Asia Tbk	123,000	99,974
PT Bank Danamon Indonesia Tbk	32,000	20,136
PT Bank Mandiri (Persero) Tbk	92,000	75,260
PT Bank Negara Indonesia (Persero) Tbk	73,000	28,519
PT Bank Rakyat Indonesia (Persero) Tbk	110,000	80,178
PT Bukit Asam (Persero) Tbk	8,000	12,250
PT Bumi Resources Tbk	153,000	11,232
PT Charoen Pokphand Indonesia Tbk	71,000	20,105
PT Gudang Garam Tbk	5,000	26,272
PT Indo Tambangraya Megah Tbk	4,000	16,025
PT Indocement Tunggal Prakarsa Tbk	14,000	29,733
PT Indofood Sukses Makmur Tbk	42,000	23,786
PT Indosat Tbk	17,000	9,093
PT Kalbe Farma Tbk	44,000	17,881
PT Perusahaan Gas Negara (Persero) Tbk	106,000	41,133
PT Semen Gresik (Persero) Tbk	29,000	37,714
PT Telekomunikasi Indonesia (Persero) Tbk	100,000	97,535

CONSOLIDATED SCHEDULES OF INVESTMENTS	37

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

August 31, 2012

Security	Shares	Value

PT Unilever Indonesia Tbk	15,000	$42,632
PT United Tractors Tbk	16,000	33,644
PT Vale Indonesia Tbk	29,000	6,995
PT XL Axiata Tbk	20,000	15,102

		918,736
MALAYSIA — 6.25%
AirAsia Bhd	11,800	13,029
Alliance Financial Group Bhd	8,600	11,368
AMMB Holdings Bhd	16,000	32,517
Axiata Group Bhd	25,200	48,311
Berjaya Corp. Bhd	31,400	6,733
Berjaya Sports Toto Bhd	7,600	10,727
British American Tobacco (Malaysia) Bhd	1,000	20,413
Bumi Armada Bhd[a]	8,200	9,947
CIMB Group Holdings Bhd	48,800	121,668
DiGi.Com Bhd	30,400	46,799
Felda Global Ventures Holdings Bhd[a]	10,600	16,963
Gamuda Bhd	14,600	16,121
Genting Bhd	20,000	57,737
Genting Malaysia Bhd	28,800	32,538
Genting Plantations Bhd	4,000	11,893
Hong Leong Bank Bhd	5,600	24,088
Hong Leong Financial Group Bhd	2,800	10,790
IHH Healthcare Bhd[a]	15,000	15,362
IJM Corp. Bhd	10,400	17,109
IOI Corp. Bhd	31,200	51,326
Kuala Lumpur Kepong Bhd	4,800	35,702
Lafarge Malayan Cement Bhd	4,600	12,661
Malayan Banking Bhd	34,400	100,739
Malaysia Airports Holdings Bhd	5,400	9,471
Malaysia Marine and Heavy Engineering Holdings Bhd	5,600	8,567
Maxis Communications Bhd	22,200	50,020
MISC Bhd	9,600	13,089
MMC Corp. Bhd	12,600	9,880
Parkson Holdings Bhd	5,600	8,388
Petronas Chemicals Group Bhd	23,400	48,530
Petronas Dagangan Bhd	2,600	18,640
Petronas Gas Bhd	7,000	43,418
PPB Group Bhd	4,600	20,464
Public Bank Bhd Foreign	11,200	51,403
RHB Capital Bhd	5,200	12,116
Sapurakencana Petroleum Bhd[a]	20,000	15,170

Security	Shares	Value

Sime Darby Bhd	26,800	$84,144
Telekom Malaysia Bhd	10,000	19,459
Tenaga Nasional Bhd	26,600	58,231
UEM Land Holdings Bhd[a]	14,400	8,526
UMW Holdings Bhd	4,800	15,670
YTL Corp. Bhd	41,053	23,782
YTL Power International Bhd	19,000	10,581

		1,254,090
PHILIPPINES — 1.54%
Aboitiz Equity Ventures Inc.	18,800	21,671
Aboitiz Power Corp.	18,200	14,707
Alliance Global Group Inc.	40,600	11,367
Ayala Corp.	1,560	15,239
Ayala Land Inc.	47,600	25,342
Bank of the Philippine Islands	7,780	13,868
BDO Unibank Inc.	11,810	17,136
DMCI Holdings Inc.	8,000	11,009
Energy Development Corp.	71,000	10,091
Globe Telecom Inc.	440	11,974
International Container Terminal Services Inc.	8,200	13,350
Jollibee Foods Corp.	4,800	11,408
Manila Electric Co.	2,700	15,889
Metropolitan Bank & Trust Co.	3,880	8,396
Philippine Long Distance Telephone Co.	420	27,351
San Miguel Corp.	4,623	12,306
SM Investments Corp.	2,040	34,376
SM Prime Holdings Inc.	62,750	20,879
Universal Robina Corp.	8,800	12,737

		309,096
SOUTH KOREA — 24.84%
AmorePacific Corp.	32	32,969
BS Financial Group Inc.	1,800	18,720
Celltrion Inc.	1,053	27,981
Cheil Industries Inc.	440	40,137
CJ CheilJedang Corp.	78	21,036
CJ Corp.	142	10,212
Daelim Industrial Co. Ltd.	272	21,288
Daewoo Engineering & Construction Co. Ltd.[a]	1,140	10,047
Daewoo International Corp.	400	12,110
Daewoo Securities Co. Ltd.	1,600	15,864
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	920	19,744

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

August 31, 2012

Security	Shares	Value

DGB Financial Group Inc.	900	$10,391
Dongbu Insurance Co. Ltd.	420	17,157
Doosan Corp.	98	11,703
Doosan Heavy Industries & Construction Co. Ltd.	412	21,496
Doosan Infracore Co. Ltd.[a]	960	14,976
E-Mart Co. Ltd.	200	43,539
GS Engineering & Construction Corp.	350	21,655
GS Holdings Corp.	506	28,988
Hana Financial Group Inc.	2,270	67,822
Hankook Tire Co. Ltd.	920	33,731
Hanwha Chemical Corp.	820	15,105
Hanwha Corp.	420	12,197
Honam Petrochemical Corp.	142	29,285
Hyosung Corp.	212	11,342
Hyundai Department Store Co. Ltd.	150	18,839
Hyundai Development Co.	580	10,658
Hyundai Engineering & Construction Co. Ltd.	658	36,767
Hyundai Glovis Co. Ltd.	130	26,123
Hyundai Heavy Industries Co. Ltd.	414	84,469
Hyundai Hysco Co. Ltd.	300	12,586
Hyundai Marine & Fire Insurance Co. Ltd.	620	17,868
Hyundai Merchant Marine Co. Ltd.[a]	440	10,626
Hyundai Mipo Dockyard Co. Ltd.	102	11,012
Hyundai Mobis Co. Ltd.	658	178,328
Hyundai Motor Co.	1,516	321,338
Hyundai Securities Co. Ltd.	1,180	8,819
Hyundai Steel Co.	540	39,788
Hyundai Wia Corp.	152	24,114
Industrial Bank of Korea	1,620	17,205
Kangwon Land Inc.	980	20,038
KB Financial Group Inc.	3,640	117,898
KCC Corp.	44	10,975
Kia Motors Corp.	2,562	167,319
Korea Aerospace Industries Ltd.	460	10,440
Korea Electric Power Corp.[a]	2,560	55,504
Korea Exchange Bank[a]	2,520	18,990
Korea Gas Corp.	280	14,066
Korea Investment Holdings Co. Ltd.	320	10,760
Korea Life Insurance Co. Ltd.	1,760	11,013
Korea Zinc Co. Ltd.	82	29,559
Korean Air Lines Co. Ltd.[a]	340	14,234
KP Chemical Corp.	660	6,980

Security	Shares	Value

KT Corp. SP ADR	639	$9,655
KT&G Corp.	1,040	78,736
Kumho Petro Chemical Co. Ltd.	146	14,476
LG Chem Ltd.	454	120,440
LG Corp.	936	51,641
LG Display Co. Ltd.[a]	2,280	52,146
LG Electronics Inc.	1,016	63,040
LG Household & Health Care Ltd.	94	51,531
LG Innotek Co. Ltd.[a]	158	12,505
LG Uplus Corp.	2,240	15,004
Lotte Confectionery Co. Ltd.	8	11,450
Lotte Shopping Co. Ltd.	102	28,722
LS Corp.	166	12,845
LS Industrial Systems Co. Ltd.	180	10,232
Mando Corp.	126	17,879
Mirae Asset Securities Co. Ltd.	300	8,170
NCsoft Corp.	152	33,826
NHN Corp.	408	93,314
OCI Co. Ltd.	154	25,788
ORION Corp.	36	29,190
POSCO	630	204,887
S-Oil Corp.	450	40,851
S1 Corp.	206	10,712
Samsung C&T Corp.	1,156	65,715
Samsung Card Co. Ltd.	420	13,307
Samsung Electro-Mechanics Co. Ltd.	590	50,596
Samsung Electronics Co. Ltd.	1,088	1,182,333
Samsung Engineering Co. Ltd.	298	50,559
Samsung Fire & Marine Insurance Co. Ltd.	356	73,420
Samsung Heavy Industries Co. Ltd.	1,600	52,387
Samsung Life Insurance Co. Ltd.	640	54,432
Samsung SDI Co. Ltd.	338	42,599
Samsung Securities Co. Ltd.	540	23,106
Samsung Techwin Co. Ltd.	352	22,089
Shinhan Financial Group Co. Ltd.	4,180	130,046
Shinsegae Co. Ltd.	70	13,943
SK C&C Co. Ltd.	208	20,074
SK Holdings Co. Ltd.	254	37,385
SK Hynix Inc.[a]	5,240	97,907
SK Innovation Co. Ltd.	598	86,172
SK Networks Co. Ltd.	1,080	8,986
SK Telecom Co. Ltd.	78	10,002
Woongjin Coway Co. Ltd.	520	17,988

CONSOLIDATED SCHEDULES OF INVESTMENTS	39

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

August 31, 2012

Security	Shares	Value

Woori Finance Holdings Co. Ltd.	3,600	$34,267
Woori Investment & Securities Co. Ltd.	1,580	15,457
Yuhan Corp.	88	10,393

		4,986,014
TAIWAN — 18.30%
Acer Inc.[a]	24,000	21,195
Advanced Semiconductor Engineering Inc.	52,434	39,215
Advantech Co. Ltd.	4,000	13,889
Asia Cement Corp.	18,540	21,294
ASUSTeK Computer Inc.	6,000	59,898
AU Optronics Corp.[a]	72,000	21,852
Capital Securities Corp.	28,000	9,489
Catcher Technology Co. Ltd.	6,000	29,949
Cathay Financial Holding Co. Ltd.	69,300	66,174
Chang Hwa Commercial Bank Ltd.	42,800	22,078
Cheng Shin Rubber Industry Co. Ltd.	18,240	44,335
Cheng Uei Precision Industry Co. Ltd.	6,059	12,037
Chicony Electronics Co. Ltd.	8,280	17,472
Chimei Innolux Corp.[a]	46,000	14,713
China Airlines Ltd.	24,000	9,215
China Development Financial Holding Corp.	117,200	27,783
China Life Insurance Co. Ltd.	16,000	14,477
China Petrochemical Development Corp.	16,000	12,794
China Steel Corp.	111,650	95,617
Chinatrust Financial Holding Co. Ltd.	98,348	58,777
Chunghwa Telecom Co. Ltd.	38,000	114,821
Clevo Co.	8,000	10,524
Compal Electronics Inc.	40,000	35,057
CTCI Corp.	4,000	7,572
Delta Electronics Inc.	18,000	61,300
E Ink Holdings Inc.	8,000	8,000
E.Sun Financial Holding Co. Ltd.	37,800	21,076
Epistar Corp.	8,000	16,240
Eternal Chemical Co. Ltd.	14,000	11,569
EVA Airways Corp.	18,000	10,096
Evergreen Marine Corp. Ltd.	22,000	11,753
Everlight Electronics Co. Ltd.	4,000	6,177
Far Eastern Department Stores Co. Ltd.	8,320	8,181
Far Eastern New Century Corp.	28,840	30,332
Far EasTone Telecommunications Co. Ltd.	16,000	39,424
Farglory Land Development Co. Ltd.	6,000	10,798
Feng Hsin Iron & Steel Co. Ltd.	8,000	12,367
First Financial Holding Co. Ltd.	59,360	34,386

Security	Shares	Value

Formosa Chemicals & Fibre Corp.	30,000	$77,426
Formosa Petrochemical Corp.	12,000	34,216
Formosa Plastics Corp.	40,000	107,776
Formosa Taffeta Co. Ltd.	12,000	10,938
Foxconn Technology Co. Ltd.	6,300	23,979
Fubon Financial Holding Co. Ltd.	50,396	50,058
Giant Manufacturing Co. Ltd.	4,000	20,166
Highwealth Construction Corp.	4,000	6,678
Hiwin Technologies Corp.	2,100	15,145
Hon Hai Precision Industry Co. Ltd.	99,000	280,298
Hotai Motor Co. Ltd.	2,000	14,424
HTC Corp.	6,000	51,684
Hua Nan Financial Holdings Co. Ltd.	48,300	25,963
Inventec Corp.	28,980	9,482
Kinsus Interconnect Technology Corp.	4,000	11,445
LCY Chemical Corp.	4,000	5,436
Lite-On Technology Corp.	20,100	24,327
Macronix International Co. Ltd.	52,139	14,066
MediaTek Inc.	12,000	128,209
Mega Financial Holding Co. Ltd.	79,170	59,607
MStar Semiconductor Inc.	2,000	15,926
Nan Kang Rubber Tire Co. Ltd.	8,000	11,592
Nan Ya Plastics Corp.	46,000	86,468
Novatek Microelectronics Corp. Ltd.	4,000	12,888
Pegatron Corp.	16,000	20,059
Phison Electronics Corp.	2,000	15,091
Pou Chen Corp.	18,000	17,368
Powertech Technology Inc.	6,000	11,318
President Chain Store Corp.	6,000	31,952
Quanta Computer Inc.	24,000	61,941
Radiant Opto-Electronics Corp.	4,120	17,676
Realtek Semiconductor Corp.	4,040	7,608
Ruentex Development Co. Ltd.	6,000	10,056
Ruentex Industries Ltd.	6,000	11,659
Shin Kong Financial Holding Co. Ltd.[a]	52,000	14,080
Siliconware Precision Industries Co. Ltd.	28,000	31,598
Simplo Technology Co. Ltd.	2,200	13,001
Sino-American Silicon Products Inc.	4,000	4,748
SinoPac Financial Holdings Co. Ltd.	55,706	22,133
Standard Foods Corp.	2,480	6,583
Synnex Technology International Corp.	12,000	26,764
Taishin Financial Holdings Co. Ltd.	52,298	19,993
Taiwan Business Bank Ltd.[a]	35,360	10,153

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

August 31, 2012

Security	Shares	Value

Taiwan Cement Corp.	32,000	$34,777
Taiwan Cooperative Financial Holding Co. Ltd.	39,900	21,914
Taiwan Fertilizer Co. Ltd.	6,000	14,804
Taiwan Glass Industry Corp.	10,450	10,380
Taiwan Mobile Co. Ltd.	16,000	59,297
Taiwan Semiconductor Manufacturing Co. Ltd.	244,000	678,615
Teco Electric and Machinery Co. Ltd.	18,000	11,899
TPK Holding Co. Ltd.	2,591	33,479
Tripod Technology Corp.	6,000	13,222
TSRC Corp.	6,600	13,883
Tung Ho Steel Enterprise Corp.	12,000	11,058
U-Ming Marine Transport Corp.	8,000	12,020
Uni-President Enterprises Co.	40,660	65,095
Unimicron Technology Corp.	12,000	13,642
United Microelectronics Corp.	120,000	48,078
Walsin Lihwa Corp.[a]	34,000	10,693
Wintek Corp.[a]	14,000	7,105
Wistron Corp.	18,900	21,140
WPG Holdings Co. Ltd.	12,000	14,143
Yang Ming Marine Transport Corp.	16,000	6,384
Yuanta Financial Holding Co. Ltd.	78,000	36,199
Yulon Motor Co. Ltd.	8,000	14,530
Zhen Ding Technology Holding Ltd.	2,100	6,661

		3,672,922
THAILAND — 3.66%
Advanced Information Service PCL NVDR	8,200	56,786
Bangkok Bank PCL Foreign	8,000	49,274
Bangkok Bank PCL NVDR	5,000	29,998
Bank of Ayudhya PCL NVDR	18,400	18,644
Banpu PCL NVDR	1,400	20,105
BEC World PCL NVDR	8,600	14,272
Charoen Pokphand Foods PCL NVDR	30,800	31,208
CP All PCL NVDR	45,200	49,765
Glow Energy PCL NVDR	5,600	11,170
Indorama Ventures PCL NVDR	14,200	13,029
IRPC PCL NVDR	98,600	11,831
Kasikornbank PCL Foreign	11,600	62,563
Kasikornbank PCL NVDR	6,000	32,360
Krung Thai Bank PCL NVDR	28,200	14,939
PTT Exploration & Production PCL NVDR	11,800	56,110
PTT Global Chemical PCL NVDR	15,000	29,919

Security	Shares	Value

PTT PCL NVDR	8,400	$88,463
Siam Cement PCL Foreign	3,000	35,136
Siam Cement PCL NVDR	1,400	14,833
Siam Commercial Bank PCL NVDR	16,000	76,592
Thai Oil PCL NVDR	8,200	17,141

		734,138

TOTAL COMMON STOCKS
(Cost: $21,534,845)		19,833,468

PREFERRED STOCKS — 0.86%

SOUTH KOREA — 0.86%
Hyundai Motor Co. Ltd.	216	13,174
Hyundai Motor Co. Ltd. Series 2	372	24,983
LG Chem Ltd.	104	8,332
Samsung Electronics Co. Ltd.	198	127,215

		173,704

TOTAL PREFERRED STOCKS
(Cost: $171,923)		173,704

RIGHTS — 0.00%

THAILAND — 0.00%
Krung Thai Bank PCL NVDR[a]	7,050	900

		900

TOTAL RIGHTS
(Cost: $0)		900

SHORT-TERM INVESTMENTS — 0.05%

MONEY MARKET FUNDS — 0.05%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[b,c]	9,178	9,178

		9,178

TOTAL SHORT-TERM INVESTMENTS
(Cost: $9,178)		9,178

TOTAL INVESTMENTS IN SECURITIES — 99.73%
(Cost: $21,715,946)		20,017,250
Other Assets, Less Liabilities — 0.27%		53,415

NET ASSETS — 100.00%		$20,070,665

CONSOLIDATED SCHEDULES OF INVESTMENTS	41

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS ASIA INDEX FUND

August 31, 2012

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	Affiliated issuer. See Note 2.
[c]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.23%

BRAZIL — 5.57%
Anhanguera Educacional Participacoes SA	1,102	$16,407
Companhia Hering SA	1,200	26,229
Cyrela Brazil Realty SA	2,600	21,156
Lojas Renner SA	1,102	36,345
MRV Engenharia e Participacoes SA	2,702	15,687
PDG Realty SA Empreendimentos e Participacoes	9,802	19,082

		134,906
CHILE — 1.58%
S.A.C.I. Falabella SA	4,192	38,182

		38,182
CHINA — 11.03%
Anta Sports Products Ltd.[a]	8,002	4,735
Belle International Holdings Ltd.	41,001	74,007
Bosideng International Holdings Ltd.	24,000	6,622
Brilliance China Automotive Holdings Ltd.[b]	22,000	21,500
BYD Co. Ltd. Class Ha,b	4,500	7,844
China ZhengTong Auto Services Holdings Ltd.[b]	7,501	4,487
Dah Chong Hong Holdings Ltd.	7,001	6,354
Daphne International Holdings Ltd.	8,001	8,005
Dongfeng Motor Group Co. Ltd. Class H	24,001	31,068
Geely Automobile Holdings Ltd.	35,001	11,236
Golden Eagle Retail Group Ltd.	6,000	11,000
GOME Electrical Appliances Holdings Ltd.	88,000	7,602
Great Wall Motor Co. Ltd. Class H	9,002	20,334
Guangzhou Automobile Group Co. Ltd. Class H	20,001	13,951
Haier Electronics Group Co. Ltd.[a,b]	7,001	8,241
Hengdeli Holdings Ltd.	20,002	5,261
Intime Department Store Group Co. Ltd.	8,501	8,735
Parkson Retail Group Ltd.	12,501	10,154
Zhongsheng Group Holdings Ltd.	5,000	6,285

		267,421
INDIA — 6.12%
Bajaj Auto Ltd.	728	21,165
Hero Motocorp Ltd.	342	10,840
Mahindra & Mahindra Ltd.	2,667	36,590
Maruti Suzuki (India) Ltd.	299	6,146

Security	Shares	Value

Tata Motors Ltd.	12,868	$54,202
Titan Industries Ltd.	1,851	7,332
Zee Entertainment Enterprises Ltd.	4,126	12,124

		148,399
INDONESIA — 5.14%
PT Astra International Tbk	176,000	124,594

		124,594
MALAYSIA — 4.60%
Berjaya Sports Toto Bhd	5,901	8,329
Genting Bhd	17,800	51,386
Genting Malaysia Bhd	25,901	29,262
Parkson Holdings Bhd	5,301	7,940
UMW Holdings Bhd	4,501	14,694

		111,611
MEXICO — 4.90%
El Puerto de Liverpool SA de CV Series C1	1,601	12,946
Grupo Televisa SAB CPO	23,102	105,855

		118,801
PHILIPPINES — 0.35%
Jollibee Foods Corp.	3,611	8,582

		8,582
POLAND — 0.40%
Cyfrowy Polsat SAb	1,657	6,871
TVN SA	1,341	2,833

		9,704
SOUTH AFRICA — 17.34%
Foschini Group Ltd. (The)	1,762	28,222
Imperial Holdings Ltd.	1,551	37,567
Mr. Price Group Ltd.	2,057	33,216
Naspers Ltd. Class N	3,460	200,740
Steinhoff International Holdings Ltd.[b]	9,989	31,134
Truworths International Ltd.	3,807	43,023
Woolworths Holdings Ltd.	6,533	46,506

		420,408
SOUTH KOREA — 33.38%
Hankook Tire Co. Ltd.	792	29,038
Hyundai Department Store Co. Ltd.	132	16,578
Hyundai Mobis Co. Ltd.	598	162,067
Hyundai Motor Co.	1,346	285,304
Hyundai Wia Corp.	134	21,258

CONSOLIDATED SCHEDULES OF INVESTMENTS	43

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS CONSUMER DISCRETIONARY SECTOR INDEX FUND

August 31, 2012

Security	Shares	Value

Kangwon Land Inc.	842	$17,217
Kia Motors Corp.	2,320	151,514
LG Electronics Inc.	923	57,269
Lotte Shopping Co. Ltd.	87	24,498
Mando Corp.	111	15,751
Shinsegae Co. Ltd.	62	12,350
Woongjin Coway Co. Ltd.	471	16,293

		809,137
TAIWAN — 5.53%
Cheng Shin Rubber Industry Co. Ltd.	15,960	38,793
China Motor Co. Ltd.	5,002	4,576
Far Eastern Department Stores Co. Ltd.	8,320	8,181
Formosa International Hotels Corp.	1	11
Formosa Taffeta Co. Ltd.	7,002	6,382
Giant Manufacturing Co. Ltd.	3,001	15,130
Hotai Motor Co. Ltd.	2,001	14,431
Nan Kang Rubber Tire Co. Ltd.	4,000	5,796
Pou Chen Corp.	19,000	18,333
Ruentex Industries Ltd.	4,000	7,773
Yulon Motor Co. Ltd.	8,001	14,532

		133,938
THAILAND — 0.58%
BEC World PCL NVDR	8,501	14,107

		14,107
TURKEY — 0.71%
Arcelik AS	2,053	11,360
Ford Otomotiv Sanayi AS	600	5,891

		17,251

TOTAL COMMON STOCKS
(Cost: $2,445,580)		2,357,041

PREFERRED STOCKS — 2.47%

BRAZIL — 1.04%
Lojas Americanas SA	3,501	25,210

		25,210
SOUTH KOREA — 1.43%
Hyundai Motor Co. Ltd.	207	12,625
Hyundai Motor Co. Ltd. Series 2	327	21,961

		34,586

TOTAL PREFERRED STOCKS
(Cost: $59,108)		59,796

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.87%

MONEY MARKET FUNDS — 0.87%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	18,145	$18,145
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	1,375	1,375
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	1,588	1,588

		21,108

TOTAL SHORT-TERM INVESTMENTS
(Cost: $21,108)		21,108

TOTAL INVESTMENTS IN SECURITIES — 100.57%
(Cost: $2,525,796)		2,437,945
Other Assets, Less Liabilities — (0.57)%		(13,727)

NET ASSETS — 100.00%		$2,424,218

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 86.25%

BRAZIL — 9.01%
Cosan SA Industria e Comercio	200	$3,332
OGX Petroleo e Gas Participacoes SAa	5,902	18,325
Petroleo Brasileiro SA	11,902	124,942
Ultrapar Participacoes SA	1,601	34,244

		180,843
CHINA — 21.42%
China Coal Energy Co. Class H	21,000	17,491
China Oilfield Services Ltd. Class H	10,001	15,963
China Petroleum & Chemical Corp. Class H	78,002	73,414
China Shenhua Energy Co. Ltd. Class H	16,000	58,276
CNOOC Ltd.	74,001	140,059
Kunlun Energy Co. Ltd.	4,000	6,838
PetroChina Co. Ltd. Class H	86,000	103,671
Yanzhou Coal Mining Co. Ltd. Class H	10,002	14,262

		429,974
COLOMBIA — 3.11%
Ecopetrol SA SP ADR	1,079	62,420

		62,420
HUNGARY — 0.78%
MOL Hungarian Oil and Gas PLC	213	15,695

		15,695
INDIA — 6.80%
Bharat Petroleum Corp. Ltd.	1,542	9,282
Cairn India Ltd.[a]	1,141	6,975
Coal India Ltd.	2,708	17,110
Oil & Natural Gas Corp. Ltd.	3,884	19,265
Reliance Industries Ltd.	6,086	83,853

		136,485
INDONESIA — 1.70%
PT Adaro Energy Tbk	75,502	10,848
PT Bukit Asam (Persero) Tbk	5,000	7,656
PT Bumi Resources Tbk	77,500	5,689
PT Indo Tambangraya Megah Tbk	2,500	10,016

		34,209
MALAYSIA — 1.55%
Bumi Armada Bhd[a]	6,801	8,250
Petronas Dagangan Bhd	1,901	13,628
Sapurakencana Petroleum Bhd[a]	12,201	9,255

		31,133

Security	Shares	Value

POLAND — 1.84%
Grupa Lotos SAa	668	$5,331
Polski Koncern Naftowy Orlen SAa	1,585	18,652
Polskie Gornictwo Naftowe i Gazownictwo SAa	10,564	12,957

		36,940
RUSSIA — 24.71%
Gazprom OAO	44,860	218,445
LUKOIL OAO	2,070	117,666
NovaTek OAO SP GDR[b]	414	49,390
Rosneft Oil Co. OJSC	5,982	35,681
Surgutneftegas OJSC	34,302	29,587
Tatneft OAO	6,571	39,798
TMK OAO SP GDR[b]	401	5,514

		496,081
SOUTH AFRICA — 4.75%
Exxaro Resources Ltd.	281	4,988
Sasol Ltd.	2,101	90,419

		95,407
SOUTH KOREA — 3.95%
GS Holdings Corp.	272	15,582
S-Oil Corp.	228	20,698
SK Innovation Co. Ltd.	299	43,086

		79,366
TAIWAN — 0.85%
Formosa Petrochemical Corp.	6,000	17,108

		17,108
THAILAND — 4.99%
Banpu PCL NVDR	750	10,771
IRPC PCL NVDR	61,600	7,392
PTT Exploration & Production PCL NVDR	5,600	26,628
PTT PCL NVDR	4,302	45,306
Thai Oil PCL NVDR	4,801	10,035

		100,132
TURKEY — 0.79%
Turkiye Petrol Rafinerileri AS	695	15,903

		15,903

TOTAL COMMON STOCKS
(Cost: $2,150,622)		1,731,696

CONSOLIDATED SCHEDULES OF INVESTMENTS	45

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS ENERGY SECTOR CAPPED INDEX FUND

August 31, 2012

Security	Shares	Value

PREFERRED STOCKS — 10.76%

BRAZIL — 8.81%
Petroleo Brasileiro SA	17,300	$176,918

		176,918
RUSSIA — 1.95%
AK Transneft OAO	10	16,293
Surgutneftegas OJSC	35,502	22,867

		39,160

TOTAL PREFERRED STOCKS
(Cost: $294,526)		216,078

SHORT-TERM INVESTMENTS — 2.93%

MONEY MARKET FUNDS — 2.93%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	58,812	58,812

		58,812

TOTAL SHORT-TERM INVESTMENTS
(Cost: $58,812)		58,812

TOTAL INVESTMENTS IN SECURITIES — 99.94%
(Cost: $2,503,960)		2,006,586
Other Assets, Less Liabilities — 0.06%		1,241

NET ASSETS — 100.00%		$2,007,827

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 92.53%

BRAZIL — 6.49%
ALL — America Latina Logistica SA	2,600	$11,443
Amil Participacoes SA	800	8,122
Anhanguera Educacional Participacoes SA	700	10,422
BR Malls Participacoes SA	2,400	29,925
BR Properties SA	1,100	13,390
BRF — Brasil Foods SA	3,900	62,679
CCR SA	5,300	47,644
CETIP SA — Mercados Organizados	1,100	14,149
Cielo SA	1,680	49,687
Companhia Hering SA	900	19,672
Cosan SA Industria e Comercio	700	11,661
Cyrela Brazil Realty SA	1,700	13,832
Diagnosticos da America SA	1,400	8,839
Duratex SA	1,300	7,823
EcoRodovias Infraestrutura e Logistica SA	1,100	9,135
Hypermarcas SAa	2,400	15,412
JBS SAa	1,400	3,981
Localiza Rent A Car SA	700	12,351
Lojas Renner SA	700	23,087
MMX Mineracao e Metalicos SAa	600	1,611
MPX Energia SAa	900	5,589
MRV Engenharia e Participacoes SA	1,700	9,870
Multiplan Empreendimentos Imobiliarios SA	500	12,789
Multiplus SA	200	4,258
Natura Cosmeticos SA	1,000	25,086
Odontoprev SA	1,500	8,132
OGX Petroleo e Gas Participacoes SAa	7,700	23,908
Oi SA	1,400	6,313
Raia Drogasil SA	900	9,523
Redecard SA	1,000	16,535
Souza Cruz SA	2,000	26,820
TIM Participacoes SA	4,900	19,488
Totvs SA	700	13,610
Tractebel Energia SA	700	11,647
Ultrapar Participacoes SA	1,900	40,640
Vale SA	2,900	48,280

		657,353
CHILE — 1.64%
AES Gener SA	7,210	4,063

Security	Shares	Value

Banco de Credito e Inversiones	83	$5,235
CAP SA	155	5,221
Cencosud SA	5,288	30,652
Colbun SAa	45,848	12,992
Compania Cervecerias Unidas SA	658	8,585
Empresa Nacional de Electricidad SA	18,922	31,262
LATAM Airlines Group SA	1,549	36,717
S.A.C.I. Falabella SA	2,819	25,676
Vina Concha y Toro SA	3,158	6,178

		166,581
CHINA — 17.13%
Agile Property Holdings Ltd.	4,000	4,590
Agricultural Bank of China Ltd. Class H	126,000	46,461
Anhui Conch Cement Co. Ltd. Class H	7,500	18,720
AviChina Industry & Technology Co. Ltd. Class H	12,000	4,332
BBMG Corp. Class H	3,000	1,826
Beijing Capital International Airport Co. Ltd. Class H	12,000	8,200
Beijing Enterprises Holdings Ltd.	3,000	19,842
Belle International Holdings Ltd.	27,000	48,735
Brilliance China Automotive Holdings Ltd.[a]	14,000	13,682
BYD Co. Ltd. Class Ha	2,500	4,358
China Coal Energy Co. Class H	25,000	20,822
China Communications Construction Co. Ltd. Class H	25,000	19,210
China Communications Services Corp. Ltd. Class Hb	16,000	8,891
China Gas Holdings Ltd.	18,000	9,840
China Life Insurance Co. Ltd. Class H	44,000	117,711
China Longyuan Power Group Corp. Ltd. Class Hb	12,000	7,782
China Mengniu Dairy Co. Ltd.[b]	7,000	21,073
China Merchants Bank Co. Ltd. Class H	23,000	39,676
China Minsheng Banking Corp. Ltd. Class H	11,000	8,963
China National Building Material Co. Ltd. Class H	18,000	16,848
China Oilfield Services Ltd. Class H	10,000	15,961
China Overseas Land & Investment Ltd.	24,000	54,212
China Pacific Insurance (Group) Co. Ltd. Class H	10,400	30,840
China Railway Construction Corp. Ltd. Class H	11,500	8,688

CONSOLIDATED SCHEDULES OF INVESTMENTS	47

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

August 31, 2012

Security	Shares	Value

China Resources Cement Holdings Ltd.	12,000	$5,291
China Resources Enterprise Ltd.	8,000	23,774
China Resources Gas Group Ltd.	4,000	7,870
China Resources Land Ltd.	12,000	23,176
China Resources Power Holdings Co. Ltd.	10,000	21,376
China Shanshui Cement Group Ltd.	10,000	5,222
China Shenhua Energy Co. Ltd. Class H	19,500	71,023
China State Construction International Holdings Ltd.	8,000	8,520
China Taiping Insurance Holdings Co. Ltd.[a]	4,800	6,399
China Unicom (Hong Kong) Ltd.	30,000	47,497
China Yurun Food Group Ltd.[a,b]	4,000	2,444
China ZhengTong Auto Services Holdings Ltd.[a,b]	5,500	3,290
CNOOC Ltd.	103,000	194,945
Country Garden Holdings Co. Ltd.[a]	13,638	4,783
CSR Corp Ltd. Class H	11,000	7,460
Dah Chong Hong Holdings Ltd.	5,000	4,538
Daphne International Holdings Ltd.	6,000	6,003
Dongfang Electric Corp. Ltd. Class H	2,000	2,728
Dongfeng Motor Group Co. Ltd. Class H	16,000	20,711
ENN Energy Holdings Ltd.	4,000	15,781
Evergrande Real Estate Group Ltd.	30,000	11,449
Far East Horizon Ltd.	7,000	4,855
Geely Automobile Holdings Ltd.	25,000	8,026
Golden Eagle Retail Group Ltd.	4,000	7,333
GOME Electrical Appliances Holdings Ltd.	60,000	5,183
Great Wall Motor Co. Ltd. Class Hb	6,000	13,553
Guangzhou Automobile Group Co. Ltd. Class H	14,000	9,765
Haier Electronics Group Co. Ltd.[a]	5,000	5,886
Hengan International Group Co. Ltd.	4,500	45,254
Hengdeli Holdings Ltd.	16,000	4,208
Huabao International Holdings Ltd.[b]	12,000	6,158
Intime Department Store Group Co. Ltd.	5,500	5,652
Kunlun Energy Co. Ltd.	18,000	30,773
Lenovo Group Ltd.	36,000	29,241
Longfor Properties Co. Ltd.	8,000	11,531
Minmetals Resources Ltd.[a]	12,000	4,471
Nine Dragons Paper (Holdings) Ltd.	9,000	4,050
Parkson Retail Group Ltd.	8,500	6,904
PICC Property and Casualty Co. Ltd. Class H	16,000	19,246

Security	Shares	Value

Ping An Insurance (Group) Co. of China Ltd. Class H	11,000	$79,420
Sany Heavy Equipment International Holdings Co. Ltd.	6,000	3,110
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	8,000	8,808
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	3,200	5,462
Sihuan Pharmaceutical Holdings Group Ltd.[b]	14,000	5,595
Sinopharm Group Co. Ltd. Class Hb	4,800	15,255
Sun Art Retail Group Ltd.	11,500	14,515
Tencent Holdings Ltd.	6,000	183,336
Tingyi (Cayman Islands) Holding Corp.	12,000	35,507
Tsingtao Brewery Co. Ltd. Class H	2,000	10,727
Uni-President China Holdings Ltd.	6,000	6,189
Want Want China Holdings Ltd.	35,000	43,320
Weichai Power Co. Ltd. Class H	1,200	3,172
Wumart Stores Inc. Class Hb	3,000	5,059
Yingde Gases Group Co. Ltd.[b]	6,000	4,649
Zhaojin Mining Industry Co. Ltd. Class H	5,000	6,614
Zhongsheng Group Holdings Ltd.	3,500	4,400
Zhuzhou CSR Times Electric Co. Ltd. Class Hb	3,000	7,241
Zijin Mining Group Co. Ltd. Class Hb	34,000	10,652
Zoomlion Heavy Industry Science and Technology Co. Ltd. Class Hb	7,400	7,919
ZTE Corp. Class H	3,600	4,762

		1,733,344
COLOMBIA — 0.97%
Bancolombia SA SP ADR	1,017	58,437
Ecopetrol SA SP ADR	682	39,454

		97,891
CZECH REPUBLIC — 0.39%
CEZ AS	1,007	39,548

		39,548
EGYPT — 0.35%
Orascom Construction Industries SAE SP GDR	781	35,106

		35,106
HUNGARY — 0.28%
MOL Hungarian Oil and Gas PLC	255	18,789

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

August 31, 2012

Security	Shares	Value

Richter Gedeon Nyrt	55	$9,388

		28,177
INDIA — 6.71%
Adani Enterprises Ltd.	1,300	3,641
Adani Ports and Special Economic Zone Ltd.	2,390	4,887
Asian Paints Ltd.	185	12,108
Axis Bank Ltd.	799	14,246
Bajaj Auto Ltd.	496	14,420
Bharti Airtel Ltd.	3,362	14,977
Cipla Ltd.	2,008	13,590
Coal India Ltd.	999	6,312
Dabur India Ltd.	2,683	5,911
Dr. Reddy’s Laboratories Ltd.	606	18,277
Godrej Consumer Products Ltd.	555	6,908
HCL Technologies Ltd.	620	6,068
HDFC Bank Ltd.	8,903	95,288
Hindustan Unilever Ltd.	4,885	45,236
Housing Development Finance Corp. Ltd.	7,406	97,899
Idea Cellular Ltd.[a]	3,908	5,245
ITC Ltd.	13,334	64,159
Jaiprakash Associates Ltd.	4,730	5,489
Jindal Steel & Power Ltd.	2,205	13,959
Kotak Mahindra Bank Ltd.	1,629	16,813
LIC Housing Finance Ltd.	1,534	6,621
Lupin Ltd.	910	9,703
Maruti Suzuki (India) Ltd.	259	5,323
Ranbaxy Laboratories Ltd.[a]	255	2,529
Reliance Power Ltd.[a]	3,510	4,808
Satyam Computer Services Ltd.[a]	3,798	6,367
Shriram Transport Finance Co. Ltd.	740	8,450
Siemens Ltd.	424	5,169
Sun Pharmaceuticals Industries Ltd.	1,843	22,146
Tata Consultancy Services Ltd.	2,754	66,529
Tata Motors Ltd.	8,072	34,000
Titan Industries Ltd.	1,398	5,538
Ultratech Cement Ltd.	374	11,389
United Spirits Ltd.	509	8,868
Wipro Ltd.	1,550	10,104
Zee Entertainment Enterprises Ltd.	2,007	5,898

		678,875
INDONESIA — 2.55%
PT Astra International Tbk	60,000	42,475

Security	Shares	Value

PT Bank Central Asia Tbk	71,500	$58,115
PT Bank Rakyat Indonesia (Persero) Tbk	41,000	29,885
PT Bukit Asam (Persero) Tbk	3,500	5,359
PT Bumi Resources Tbk	92,500	6,791
PT Charoen Pokphand Indonesia Tbk	43,000	12,176
PT Gudang Garam Tbk	2,500	13,136
PT Indo Tambangraya Megah Tbk	1,500	6,009
PT Indocement Tunggal Prakarsa Tbk	8,500	18,052
PT Indosat Tbk	7,500	4,012
PT Jasa Marga (Persero) Tbk	8,000	4,824
PT Kalbe Farma Tbk	26,500	10,769
PT Unilever Indonesia Tbk	6,500	18,474
PT United Tractors Tbk	10,000	21,028
PT XL Axiata Tbk	10,000	7,551

		258,656
MALAYSIA — 3.88%
AirAsia Bhd	7,300	8,061
Axiata Group Bhd	14,200	27,223
Berjaya Sports Toto Bhd	3,800	5,363
British American Tobacco (Malaysia) Bhd	500	10,206
Bumi Armada Bhd[a]	6,300	7,642
CIMB Group Holdings Bhd	21,200	52,856
DiGi.Com Bhd	16,000	24,631
Felda Global Ventures Holdings Bhd[a]	6,300	10,082
Gamuda Bhd	5,800	6,404
Genting Bhd	12,000	34,642
Genting Plantations Bhd	2,000	5,947
Hong Leong Bank Bhd	3,200	13,765
IHH Healthcare Bhd[a]	11,000	11,266
IJM Corp. Bhd	6,600	10,857
IOI Corp. Bhd	5,500	9,048
Kuala Lumpur Kepong Bhd	2,900	21,570
Malaysia Marine and Heavy Engineering Holdings Bhd	2,800	4,284
MMC Corp. Bhd	6,100	4,783
Parkson Holdings Bhd	3,100	4,643
Petronas Chemicals Group Bhd	14,300	29,657
Petronas Dagangan Bhd	1,800	12,905
Petronas Gas Bhd	4,200	26,051
Public Bank Bhd Foreign	6,200	28,455
Sapurakencana Petroleum Bhd[a]	9,300	7,054
SP Setia Bhd	3,200	3,646
Telekom Malaysia Bhd	3,500	6,811

CONSOLIDATED SCHEDULES OF INVESTMENTS	49

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

August 31, 2012

Security	Shares	Value

UEM Land Holdings Bhd[a]	7,700	$4,559

		392,411
MEXICO — 4.85%
Alfa SAB de CV Series A	700	11,038
America Movil SAB de CV Series L	114,900	146,832
Arca Continental SAB de CV	2,000	12,498
Coca-Cola FEMSA SAB de CV Series L	2,300	27,919
Compartamos SAB de CV	6,600	6,592
El Puerto de Liverpool SA de CV Series C1	1,300	10,512
Grupo Bimbo SAB de CV Series A	10,000	21,651
Grupo Financiero Banorte SAB de CV Series O	10,600	53,792
Grupo Financiero Inbursa SAB de CV Series O	6,100	16,456
Grupo Televisa SAB CPO	7,400	33,907
Industrias Penoles SAB de CV	810	32,915
Mexichem SAB de CV	4,569	20,308
Minera Frisco SAB de CV Series A1[a]	3,800	14,476
Wal-Mart de Mexico SAB de CV Series V	31,100	82,560

		491,456
PERU — 0.74%
Compania de Minas Buenaventura SA SP ADR	572	19,826
Credicorp Ltd.	455	54,841

		74,667
PHILIPPINES — 0.91%
Aboitiz Equity Ventures Inc.	11,100	12,795
Ayala Land Inc.	32,800	17,462
DMCI Holdings Inc.	4,000	5,504
Energy Development Corp.	38,700	5,500
International Container Terminal Services Inc.	4,300	7,001
Jollibee Foods Corp.	2,720	6,465
Manila Electric Co.	950	5,591
SM Investments Corp.	1,040	17,525
SM Prime Holdings Inc.	43,500	14,474

		92,317
POLAND — 1.44%
Asseco Poland SA	372	4,973
Bank Pekao SA	435	19,742
BRE Bank SAa	82	7,540
Cyfrowy Polsat SAa	1,267	5,254

Security	Shares	Value

Eurocash SA	373	$4,496
Kernel Holding SAa	277	5,676
Polska Grupa Energetyczna SA	1,410	7,942
Polskie Gornictwo Naftowe i Gazownictwo SAa	11,477	14,077
Powszechna Kasa Oszczednosci Bank Polski SA	4,139	44,405
Synthos SA	3,818	6,282
Telekomunikacja Polska SA	4,354	21,781
TVN SA	1,686	3,562

		145,730
RUSSIA — 5.78%
Federal Grid Co. of Unified Energy System OJSC[a]	1,880,000	11,625
Inter RAO UES OJSC[a]	4,800,000	3,847
LSR Group OJSC SP GDR[c]	993	4,096
Magnit OJSC SP GDR[c]	1,467	46,783
Mobile TeleSystems OJSC SP ADR	2,968	54,641
NovaTek OAO SP GDR[c]	542	64,661
Rosneft Oil Co. OJSC	7,550	45,033
Rostelecom OJSC	6,680	25,512
RusHydro OJSC	700,000	17,693
Sberbank of Russia	51,800	149,292
Severstal OAO	1,170	13,371
Sistema JSFC SP GDR[c]	313	6,169
Surgutneftegas OJSC	17,800	15,354
Tatneft OAO	8,480	51,360
TMK OAO SP GDR[c]	455	6,256
Uralkali OJSC	7,600	58,075
VTB Bank OJSC	6,560,000	10,837

		584,605
SOUTH AFRICA — 8.04%
African Rainbow Minerals Ltd.	292	5,093
Anglo American Platinum Ltd.	222	11,035
AngloGold Ashanti Ltd.	2,226	69,430
ArcelorMittal South Africa Ltd.[a]	1,099	5,294
Aspen Pharmacare Holdings Ltd.[a]	1,675	28,520
Barloworld Ltd.	541	4,557
Bidvest Group Ltd.	1,638	39,645
Discovery Holdings Ltd.	1,931	13,215
Exxaro Resources Ltd.	161	2,858
Foschini Group Ltd. (The)	1,145	18,340

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

August 31, 2012

Security	Shares	Value

Gold Fields Ltd.	1,343	$16,098
Harmony Gold Mining Co. Ltd.	944	7,643
Kumba Iron Ore Ltd.[b]	259	14,750
Life Healthcare Group Holdings Ltd.	5,559	21,040
Massmart Holdings Ltd.	659	13,303
Mr. Price Group Ltd.	1,333	21,525
MTN Group Ltd.	9,965	185,621
Naspers Ltd. Class Nb	2,265	131,409
Netcare Ltd.	5,036	10,474
Northam Platinum Ltd.	1,185	3,796
Pick’n Pay Stores Ltd.	1,404	7,401
Pretoria Portland Cement Co. Ltd.	1,823	5,753
Shoprite Holdings Ltd.	2,420	48,521
SPAR Group Ltd. (The)	1,077	15,832
Steinhoff International Holdings Ltd.[a]	6,621	20,636
Tiger Brands Ltd.	966	31,736
Truworths International Ltd.	2,556	28,885
Woolworths Holdings Ltd.	4,397	31,301

		813,711
SOUTH KOREA — 15.49%
AmorePacific Corp.	20	20,606
AmorePacific Group	16	6,120
Celltrion Inc.	636	16,900
Cheil Industries Inc.	137	12,497
CJ CheilJedang Corp.	48	12,945
Daewoo International Corp.	240	7,266
Doosan Heavy Industries & Construction Co. Ltd.	89	4,644
Doosan Infracore Co. Ltd.[a]	240	3,744
E-Mart Co. Ltd.	110	23,946
Hankook Tire Co. Ltd.	540	19,799
Honam Petrochemical Corp.	74	15,261
Hyosung Corp.	88	4,708
Hyundai Department Store Co. Ltd.	58	7,284
Hyundai Engineering & Construction Co. Ltd.	399	22,295
Hyundai Glovis Co. Ltd.	80	16,076
Hyundai Hysco Co. Ltd.	200	8,390
Hyundai Marine & Fire Insurance Co. Ltd.	220	6,340
Hyundai Merchant Marine Co. Ltd.[a]	190	4,588
Hyundai Mobis Co. Ltd.	385	104,341
Hyundai Motor Co.	314	66,557
Hyundai Wia Corp.	97	15,388

Security	Shares	Value

Kia Motors Corp.	1,486	$97,048
Korea Aerospace Industries Ltd.	260	5,901
LG Electronics Inc.	197	12,223
LG Household & Health Care Ltd.	57	31,247
LG Innotek Co. Ltd.[a]	78	6,173
Lotte Confectionery Co. Ltd.	4	5,725
LS Industrial Systems Co. Ltd.	98	5,571
Mando Corp.	76	10,784
NCsoft Corp.	91	20,251
NHN Corp.	245	56,034
OCI Co. Ltd.	83	13,899
ORION Corp.	15	12,163
S1 Corp.	60	3,120
Samsung C&T Corp.	197	11,199
Samsung Electro-Mechanics Co. Ltd.	356	30,529
Samsung Electronics Co. Ltd.	643	698,750
Samsung Engineering Co. Ltd.	179	30,369
Samsung SDI Co. Ltd.	189	23,820
Samsung Techwin Co. Ltd.	227	14,245
Shinsegae Co. Ltd.	30	5,976
SK C&C Co. Ltd.	143	13,801
SK Hynix Inc.[a]	1,870	34,940
SK Innovation Co. Ltd.	166	23,921

		1,567,384
TAIWAN — 10.98%
Advantech Co. Ltd.	2,000	6,945
Airtac International Group	1,000	4,875
Catcher Technology Co. Ltd.	3,000	14,974
Cathay Financial Holding Co. Ltd.	42,000	40,106
Cheng Shin Rubber Industry Co. Ltd.	10,260	24,938
China Airlines Ltd.	11,000	4,224
China Development Financial Holding Corp.	26,000	6,163
China Life Insurance Co. Ltd.	9,000	8,143
Chinatrust Financial Holding Co. Ltd.	24,748	14,790
Clevo Co.	4,000	5,262
CTCI Corp.	3,000	5,679
Delta Electronics Inc.	10,000	34,056
E.Sun Financial Holding Co. Ltd.	22,050	12,295
Far Eastern Department Stores Co. Ltd.	5,200	5,113
Far EasTone Telecommunications Co. Ltd.	8,000	19,712
Formosa Petrochemical Corp.	4,000	11,405
Foxconn Technology Co. Ltd.	4,200	15,986

CONSOLIDATED SCHEDULES OF INVESTMENTS	51

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

August 31, 2012

Security	Shares	Value

Giant Manufacturing Co. Ltd.	2,000	$10,083
Hiwin Technologies Corp.	1,050	7,572
Hon Hai Precision Industry Co. Ltd.	58,300	165,064
Hotai Motor Co. Ltd.	1,000	7,212
HTC Corp.	3,000	25,842
Kinsus Interconnect Technology Corp.	2,000	5,723
MediaTek Inc.	2,000	21,368
Nan Kang Rubber Tire Co. Ltd.	4,000	5,796
Pegatron Corp.	8,000	10,030
Phison Electronics Corp.	1,000	7,546
President Chain Store Corp.	3,000	15,976
Radiant Opto-Electronics Corp.	2,060	8,838
Richtek Technology Corp.	1,000	5,693
Ruentex Industries Ltd.	3,000	5,830
Simplo Technology Co. Ltd.	2,100	12,410
Sino-American Silicon Products Inc.	3,000	3,561
Standard Foods Corp.	2,480	6,583
Synnex Technology International Corp.	8,000	17,842
Taiwan Fertilizer Co. Ltd.	3,000	7,402
Taiwan Glass Industry Corp.	5,225	5,190
Taiwan Mobile Co. Ltd.	7,000	25,942
Taiwan Semiconductor Manufacturing Co. Ltd.	144,000	400,494
TPK Holding Co. Ltd.	1,295	16,733
TSRC Corp.	1,100	2,314
Uni-President Enterprises Co.	23,540	37,686
Wintek Corp.[a]	8,000	4,060
Yuanta Financial Holding Co. Ltd.	47,000	21,812
Yulon Motor Co. Ltd.	5,000	9,082
Zhen Ding Technology Holding Ltd.	1,000	3,172

		1,111,522
THAILAND — 2.11%
Bank of Ayudhya PCL NVDR	11,500	11,652
Banpu PCL NVDR	400	5,744
BEC World PCL NVDR	5,400	8,961
Charoen Pokphand Foods PCL NVDR	18,000	18,239
CP All PCL NVDR	26,600	29,287
Indorama Ventures PCL NVDR	8,600	7,891
Kasikornbank PCL Foreign	7,000	37,753
Kasikornbank PCL NVDR	3,400	18,337
PTT Exploration & Production PCL NVDR	6,300	29,957
Siam Cement PCL Foreign	1,300	15,226

Security	Shares	Value

Siam Commercial Bank PCL NVDR	6,300	$30,158

		213,205
TURKEY — 1.80%
Akbank TAS	2,638	10,418
Anadolu Efes Biracilik ve Malt Sanayii AS	1,235	17,254
BIM Birlesik Magazalar AS	610	25,080
Coca-Cola Icecek AS	396	7,057
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	4,227	6,185
Koza Altin Isletmeleri AS	306	6,026
TAV Havalimanlari Holding AS	1,162	6,046
Turk Hava Yollari AOa	1,891	3,744
Turkcell Iletisim Hizmetleri ASa	2,339	13,895
Turkiye Garanti Bankasi AS	13,510	57,962
Turkiye Halk Bankasi AS	1,829	16,499
Turkiye Vakiflar Bankasi TAO Class D	2,409	5,459
Yapi ve Kredi Bankasi ASa	2,669	6,225

		181,850

TOTAL COMMON STOCKS
(Cost: $9,719,550)		9,364,389

PREFERRED STOCKS — 7.18%

BRAZIL — 6.74%
Banco Bradesco SA	11,200	182,154
Banco do Estado do Rio Grande do Sul SA Class B	1,000	8,157
Braskem SA Class A	800	5,047
Companhia Brasileira de Distribuicao Grupo Pao de Acucar Class A	600	25,253
Companhia de Bebidas das Americas	4,400	166,650
Companhia Energetica de Minas Gerais	2,875	49,096
Companhia Energetica de Sao Paulo Class B	1,000	15,500
Itau Unibanco Holding SA	8,500	132,796
Klabin SA	2,300	10,315
Lojas Americanas SA	2,429	17,489
Marcopolo SA	800	4,487
Vale SA Class A	4,000	65,410

		682,354

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS GROWTH INDEX FUND

August 31, 2012

Security	Shares	Value

CHILE — 0.34%
Sociedad Quimica y Minera de Chile SA Series B	563	$34,707

		34,707
RUSSIA — 0.10%
AK Transneft OAO	3	4,888
Sberbank of Russia	2,200	4,660

		9,548

TOTAL PREFERRED STOCKS
(Cost: $839,720)		726,609

SHORT-TERM INVESTMENTS — 2.20%

MONEY MARKET FUNDS — 2.20%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[d,e,f]	207,169	207,169
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[d,e,f]	15,700	15,700

		222,869

TOTAL SHORT-TERM INVESTMENTS
(Cost: $222,869)		222,869

TOTAL INVESTMENTS IN SECURITIES — 101.91%
(Cost: $10,782,139)		10,313,867
Other Assets, Less Liabilities — (1.91)%		(192,909)

NET ASSETS — 100.00%		$10,120,958

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[d]	Affiliated issuer. See Note 2.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	53

Consolidated Schedule of Investments

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 94.60%

BRAZIL — 5.04%
CCR SA	227,500	$2,045,095
Cielo SA	32,100	949,371
CPFL Energia SA	203,000	2,151,006
EcoRodovias Infraestrutura e Logistica SA	84,000	697,568
EDP Energias do Brasil SA	420,000	2,684,705
Natura Cosmeticos SA	59,500	1,492,595
Porto Seguro SA	52,500	484,882
Redecard SA	91,000	1,504,670
Souza Cruz SA	259,000	3,473,246
Totvs SA	10,500	204,147
Tractebel Energia SA	217,000	3,610,517
Ultrapar Participacoes SA	10,500	224,588

		19,522,390
CHILE — 5.86%
AES Gener SA	1,128,330	635,910
Aguas Andinas SA	1,393,490	911,673
Banco de Chile	16,411,325	2,311,185
Banco de Credito e Inversiones	28,280	1,783,766
Colbun SAa	9,766,190	2,767,392
CorpBanca SA	226,587,445	2,698,480
E.CL SA	79,905	194,148
Empresa Nacional de Electricidad SA	1,690,885	2,793,604
Empresa Nacional de Telecomunicaciones SA	51,415	991,561
Empresas CMPC SA	64,715	240,414
LATAM Airlines Group SA	246,260	5,837,331
S.A.C.I. Falabella SA	51,590	469,895
Vina Concha y Toro SA	535,885	1,048,329

		22,683,688
CHINA — 12.54%
Agricultural Bank of China Ltd. Class H	3,150,000	1,161,515
Bank of China Ltd. Class H	8,435,000	3,066,778
Bank of Communications Co. Ltd. Class H	490,000	320,297
China CITIC Bank Corp. Ltd. Class H	840,000	400,709
China Construction Bank Corp. Class H	3,745,000	2,462,466
China Life Insurance Co. Ltd. Class H	700,000	1,872,683

Security	Shares	Value

China Merchants Bank Co. Ltd. Class H	227,500	$392,451
China Minsheng Banking Corp. Ltd. Class H	5,950,000	4,848,219
China Mobile Ltd.	332,500	3,549,525
China Pacific Insurance (Group) Co. Ltd. Class H	581,000	1,722,869
China Petroleum & Chemical Corp. Class H	1,190,000	1,120,000
China Resources Enterprise Ltd.	140,000	416,052
China Resources Gas Group Ltd.	210,000	413,164
China Resources Power Holdings Co. Ltd.	700,000	1,496,342
China Telecom Corp. Ltd. Class H	1,470,000	807,375
China Vanke Co. Ltd. Class B	493,513	617,189
CSG Holding Co. Ltd. Class B	264,100	162,418
Guangdong Investment Ltd.	1,260,000	930,836
Hengan International Group Co. Ltd.	297,500	2,991,781
Industrial and Commercial Bank of China Ltd. Class H	5,075,000	2,748,106
Inner Mongolia Yitai Coal Co. Ltd. Class B	199,500	1,086,477
Jiangsu Expressway Co. Ltd. Class H	2,310,000	1,903,097
Kunlun Energy Co. Ltd.	770,000	1,316,384
PetroChina Co. Ltd. Class H	700,000	843,836
Shandong Weigao Group Medical Polymer Co. Ltd. Class H	280,000	308,293
Shanghai Pharmaceuticals Holding Co. Ltd. Class H	1,256,500	2,144,859
Sihuan Pharmaceutical Holdings Group Ltd.	560,000	223,819
Sinopec Shanghai Petrochemical Co. Ltd. Class H	1,260,000	329,773
Sinopharm Group Co. Ltd. Class H	182,000	578,411
Tencent Holdings Ltd.	49,000	1,497,244
Tingyi (Cayman Islands) Holding Corp.	1,190,000	3,521,096
Tsingtao Brewery Co. Ltd. Class H	210,000	1,126,317
Zhejiang Expressway Co. Ltd. Class H	2,730,000	1,802,108
ZTE Corp. Class H	273,000	361,125

		48,543,614
COLOMBIA — 2.63%
Almacenes Exito SA	37,030	604,986
Cementos Argos SA	450,424	1,753,295
Corporacion Financiera Colombiana SA	40,880	739,605

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

August 31, 2012

Security	Shares	Value

Ecopetrol SA	1,849,330	$5,343,185
Grupo Argos SA	179,200	1,729,123

		10,170,194
CZECH REPUBLIC — 0.93%
Telefonica O2 Czech Republic AS	169,645	3,597,366

		3,597,366
EGYPT — 1.17%
Commercial International Bank Egypt SAE	739,445	3,645,881
Egyptian Kuwaiti Holding Co. SAE	236,183	299,953
National Societe Generale Bank SAE	113,189	586,277

		4,532,111
INDIA — 3.22%
Bharat Petroleum Corp. Ltd.	346,010	2,082,902
Cipla Ltd.	340,445	2,304,009
Coal India Ltd.	255,500	1,614,301
Dr. Reddy’s Laboratories Ltd.	26,600	802,232
Infosys Ltd.	25,795	1,095,169
Oil & Natural Gas Corp. Ltd.	40,845	202,591
Piramal Healthcare Ltd.	137,620	1,187,800
Sun Pharmaceuticals Industries Ltd.	265,685	3,192,519

		12,481,523
INDONESIA — 5.38%
PT Bank Central Asia Tbk	5,897,500	4,793,458
PT Bank Mandiri (Persero) Tbk	1,330,000	1,087,992
PT Bank Rakyat Indonesia (Persero) Tbk	2,660,000	1,938,857
PT Indofood Sukses Makmur Tbk	752,500	426,167
PT Semen Gresik (Persero) Tbk	945,000	1,228,946
PT Telekomunikasi Indonesia (Persero) Tbk	4,672,500	4,557,341
PT Unilever Indonesia Tbk	2,397,500	6,814,080

		20,846,841
MALAYSIA — 8.95%
Berjaya Sports Toto Bhd	1,302,000	1,837,676
Bumi Armada Bhd[a]	1,802,500	2,186,422
Genting Malaysia Bhd	290,500	328,201
Hong Leong Bank Bhd	763,000	3,282,036
Malayan Banking Bhd	1,582,000	4,632,837
Maxis Communications Bhd	3,017,000	6,797,785
MISC Bhd	203,000	276,774
Petronas Chemicals Group Bhd	889,000	1,843,725
Petronas Dagangan Bhd	448,000	3,211,778

Security	Shares	Value

Petronas Gas Bhd	364,000	$2,257,744
PPB Group Bhd	38,500	171,275
Public Bank Bhd Foreign	1,249,500	5,734,623
Sime Darby Bhd	511,000	1,604,388
Tenaga Nasional Bhd	234,500	513,356

		34,678,620
MEXICO — 1.75%
Arca Continental SAB de CV	59,500	371,830
Coca-Cola FEMSA SAB de CV Series L	63,000	764,735
El Puerto de Liverpool SA de CV Series C1	329,000	2,660,343
Grupo Modelo SAB de CV Series C	255,500	2,300,965
Wal-Mart de Mexico SAB de CV Series V	255,500	678,263

		6,776,136
MOROCCO — 0.29%
Attijariwafa Bank	28,560	1,117,445

		1,117,445
PERU — 1.88%
Compania de Minas Buenaventura SA SP ADR	66,220	2,295,185
Credicorp Ltd.	41,475	4,998,982

		7,294,167
PHILIPPINES — 2.73%
Aboitiz Power Corp.	360,500	291,313
Ayala Corp.	25,200	246,161
Bank of the Philippine Islands	1,468,950	2,618,449
Energy Development Corp.	1,298,500	184,552
Jollibee Foods Corp.	348,950	829,352
Philippine Long Distance Telephone Co.	69,825	4,547,130
San Miguel Corp.	693,700	1,846,569

		10,563,526
POLAND — 1.10%
Asseco Poland SA	38,710	517,486
Cyfrowy Polsat SAa	122,430	507,681
Polskie Gornictwo Naftowe i Gazownictwo SAa	2,140,915	2,625,900
Telekomunikacja Polska SA	118,300	591,803

		4,242,870
RUSSIA — 0.69%
LUKOIL OAO	47,215	2,683,873

		2,683,873

CONSOLIDATED SCHEDULES OF INVESTMENTS	55

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

August 31, 2012

Security	Shares	Value

SOUTH AFRICA — 8.59%
Aspen Pharmacare Holdings Ltd.[a]	258,160	$4,395,627
Bidvest Group Ltd.	40,915	990,290
Discovery Holdings Ltd.	110,320	754,969
Foschini Group Ltd. (The)	41,195	659,824
Growthpoint Properties Ltd.	1,194,060	3,885,990
Life Healthcare Group Holdings Ltd.	1,032,955	3,909,505
Massmart Holdings Ltd.	15,050	303,821
Pick’n Pay Stores Ltd.	187,740	989,653
Pretoria Portland Cement Co. Ltd.	389,550	1,229,404
Redefine Properties Ltd.	2,301,460	2,621,346
Remgro Ltd.	188,055	3,210,668
Shoprite Holdings Ltd.	195,965	3,929,065
Tiger Brands Ltd.	38,220	1,255,635
Truworths International Ltd.	234,675	2,652,049
Vodacom Group Ltd.	194,495	2,468,657

		33,256,503
SOUTH KOREA — 9.83%
AmorePacific Corp.	2,905	2,993,011
Celltrion Inc.[b]	25,242	670,747
Cheil Industries Inc.	10,115	922,686
CJ CheilJedang Corp.	2,380	641,868
E-Mart Co. Ltd.	1,050	228,578
Hyundai Marine & Fire Insurance Co. Ltd.	22,400	645,570
Kangwon Land Inc.	62,300	1,273,866
Korea Electric Power Corp.[a]	16,100	349,067
Korea Exchange Bank[a]	215,950	1,627,298
Korean Air Lines Co. Ltd.[a]	14,700	615,402
KT Corp.	11,200	339,566
KT Corp. SP ADR	6,860	103,655
KT&G Corp.	55,370	4,191,943
LG Household & Health Care Ltd.	3,430	1,880,322
LG Uplus Corp.	148,750	996,364
Lotte Shopping Co. Ltd.	1,820	512,495
NCsoft Corp.	2,870	638,691
NHN Corp.[b]	11,270	2,577,561
S1 Corp.	33,355	1,734,445
Samsung Electro-Mechanics Co. Ltd.	3,990	342,163
Samsung Electronics Co. Ltd.	3,185	3,461,148
Samsung Fire & Marine Insurance Co. Ltd.	3,955	815,661

Security	Shares	Value

Samsung Life Insurance Co. Ltd.	23,590	$2,006,332
Samsung SDI Co. Ltd.	7,245	913,108
Shinhan Financial Group Co. Ltd.	15,800	491,563
Shinsegae Co. Ltd.[b]	3,955	787,776
SK C&C Co. Ltd.	2,765	266,844
SK Telecom Co. Ltd.	21,630	2,773,749
Woongjin Coway Co. Ltd.	38,850	1,343,935
Yuhan Corp.	16,205	1,913,822

		38,059,236
TAIWAN — 15.42%
Advantech Co. Ltd.	595,000	2,066,041
Asia Cement Corp.	1,838,550	2,111,653
China Airlines Ltd.	455,828	175,020
China Steel Corp.	3,500,375	2,997,717
Chunghwa Telecom Co. Ltd.	1,505,000	4,547,511
Compal Electronics Inc.	990,000	867,667
Delta Electronics Inc.	595,000	2,026,310
Far EasTone Telecommunications Co. Ltd.	2,065,000	5,088,211
First Financial Holding Co. Ltd.	2,300,200	1,332,459
Formosa Chemicals & Fibre Corp.	980,000	2,529,264
Formosa Petrochemical Corp.	1,225,000	3,492,872
Formosa Plastics Corp.	875,000	2,357,601
Formosa Taffeta Co. Ltd.	1,024,000	933,365
Giant Manufacturing Co. Ltd.	210,000	1,058,729
Inventec Corp.	5,110,800	1,672,259
Lite-On Technology Corp.	527,475	638,408
Macronix International Co. Ltd.	643,672	173,646
Nan Ya Plastics Corp.	665,000	1,250,025
Nan Ya Printed Circuit Board Corp.	115,000	184,301
President Chain Store Corp.	315,000	1,677,490
Realtek Semiconductor Corp.	636,300	1,198,201
Synnex Technology International Corp.	1,155,000	2,576,008
Taiwan Cement Corp.	1,190,000	1,293,262
Taiwan Cooperative Financial Holding Co. Ltd.	6,198,900	3,404,624
Taiwan Mobile Co. Ltd.	1,610,000	5,966,746
Taiwan Semiconductor Manufacturing Co. Ltd.	1,645,000	4,575,089
Transcend Information Inc.	385,000	1,010,350
TSRC Corp.	422,100	887,860
U-Ming Marine Transport Corp.	875,000	1,314,647

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS MINIMUM VOLATILITY INDEX FUND

August 31, 2012

Security	Shares	Value

United Microelectronics Corp.	805,000	$322,527

		59,729,863
THAILAND — 6.60%
Advanced Information Service PCL NVDR	948,500	6,568,518
Bangkok Bank PCL NVDR	637,000	3,821,797
BEC World PCL NVDR	1,375,500	2,282,623
Charoen Pokphand Foods PCL NVDR	1,393,000	1,411,449
CP All PCL NVDR	4,805,500	5,290,881
IRPC PCL NVDR	6,272,000	752,600
Kasikornbank PCL NVDR	483,000	2,604,978
Siam Commercial Bank PCL NVDR	588,000	2,814,744

		25,547,590

TOTAL COMMON STOCKS
(Cost: $356,981,560)		366,327,556

PREFERRED STOCKS — 4.82%

BRAZIL — 2.74%
AES Tiete SA	192,500	2,632,698
Companhia de Bebidas das Americas	45,500	1,723,306
Companhia de Transmissao de Energia Eletrica Paulista	63,000	1,400,311
Companhia Energetica de Minas Gerais	77,050	1,315,780
Companhia Paranaense de Energia Class B	136,500	2,448,059
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	119,000	1,090,855

		10,611,009
CHILE — 0.06%
Sociedad Quimica y Minera de Chile SA Series B	3,885	239,498

		239,498
COLOMBIA — 1.05%
Banco Davivienda SA	179,830	2,119,707
Bancolombia SA	40,390	582,820
Grupo Argos SA	141,785	1,368,101

		4,070,628
RUSSIA — 0.50%
Surgutneftegas OJSC	2,975,000	1,916,223

		1,916,223

Security	Shares	Value

SOUTH KOREA — 0.47%
Samsung Electronics Co. Ltd.	2,835	$1,821,496

		1,821,496

TOTAL PREFERRED STOCKS
(Cost: $19,905,647)		18,658,854

SHORT-TERM INVESTMENTS — 0.42%

MONEY MARKET FUNDS — 0.42%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	622,705	622,705
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	47,189	47,189
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	932,627	932,627

		1,602,521

TOTAL SHORT-TERM INVESTMENTS
(Cost: $1,602,521)		1,602,521

TOTAL INVESTMENTS IN SECURITIES — 99.84%
(Cost: $378,489,728)		386,588,931
Other Assets, Less Liabilities — 0.16%		638,143

NET ASSETS — 100.00%		$387,227,074

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	57

Consolidated Schedule of Investments

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 98.21%

BRAZIL — 5.45%
Aliansce Shopping Centers SA	1,400	$14,000
Arezzo Industria e Comercio SA	1,000	16,742
Autometal SA	1,400	13,455
Banco ABC Brasil SA New[a]	75	444
Brasil Brokers Participacoes SA	3,600	11,745
Brasil Insurance Participacoes e Administracao SA	1,100	10,571
Cremer SA	1,300	9,284
Equatorial Energia SA	1,500	11,496
Estacio Participacoes SA	1,500	23,287
Eternit SA	2,500	11,951
Even Construtora e Incorporadora SA	4,200	15,938
EZ TEC Empreendimentos e Participacoes SA	1,200	14,490
Fleury SA	900	9,780
Gafisa SAa	11,000	21,956
Grendene SA	2,400	14,963
Helbor Empreendimentos SA	3,600	19,304
HRT Participacoes em Petroleo SAa	5,300	12,146
Iguatemi Empresa de Shopping Centers SA	500	12,025
Iochpe-Maxion SA	1,200	17,027
Julio Simoes Logistica SA	1,800	9,732
Kroton Educacional SAa	1,412	23,104
LLX Logistica SAa	6,100	9,620
LPS Brasil — Consultoria de Imoveis SA	900	15,702
Marfrig Alimentos SAa	3,800	21,537
Mills Estruturas e Servicos de Engenharia SA	1,200	17,742
Restoque Comercio e Confeccoes de Roupas SA	2,700	11,457
Santos Brasil Participacoes SA	700	11,626
Sao Martinho SA	1,000	11,675
SLC Agricola SA	1,400	14,697
Tecnisa SA	2,400	10,113
Tegma Gestao Logistica SA	900	14,194
TPI — Triunfo Participacoes e Investimentos SA	1,800	8,365
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao SA	1,600	27,599
Vanguarda Agro SAa	34,800	6,174

		473,941

Security	Shares	Value

CHILE — 1.67%
Administradora de Fondos de Pensiones Provida SA	3,427	$20,626
Besalco SA	10,865	18,518
Compania SudAmericana de Vapores SAa	70,000	7,684
Inversiones Aguas Metropolitanas SA	10,113	17,770
Norte Grande SA	930,598	8,719
Parque Arauco SA	11,413	21,523
SalfaCorp SA	7,171	13,886
Sociedad Matriz SAAM SAa	131,305	13,871
Sonda SA	7,977	22,606

		145,203
CHINA — 14.53%
361 Degrees International Ltd.	43,000	11,365
Ajisen (China) Holdings Ltd.	8,000	4,910
AMVIG Holdings Ltd.	22,000	6,807
Anhui Expressway Co. Ltd. Class H	18,000	7,566
Anxin-China Holdings Ltd.	48,000	10,149
Asia Cement China Holdings Corp.	24,000	8,973
Asian Citrus Holdings Ltd.	20,000	9,489
Beijing Capital Land Ltd. Class H	42,000	11,101
Beijing Enterprises Water Group Ltd.	58,000	11,591
Biostime International Holdings Ltd.	5,000	12,313
Boshiwa International Holding Ltd.[a,b]	32,000	5,198
C C Land Holdings Ltd.	53,000	11,070
China Automation Group Ltd.	43,000	7,373
China Datang Corp. Renewable Power Co. Ltd. Class H	84,000	7,798
China Everbright International Ltd.	44,000	21,557
China High Speed Transmission Equipment Group Co. Ltd.[a]	32,000	9,819
China Huiyuan Juice Group Ltd.[a]	31,500	9,463
China Lilang Ltd.	10,000	7,052
China Metal Recycling Holdings Ltd.	9,600	7,661
China Modern Dairy Holdings Ltd.[a]	41,000	10,625
China Oil and Gas Group Ltd.[a]	180,000	18,102
China Overseas Grand Oceans Group Ltd.	12,000	11,371
China Pharmaceutical Group Ltd.[a]	60,000	17,019
China Power International Development Ltd.	50,000	13,344
China Power New Energy Development Co. Ltd.[a]	280,000	10,108

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

China Precious Metal Resources Holdings Co. Ltd.[a]	60,000	$10,521
China Rare Earth Holdings Ltd.	52,000	11,196
China Shineway Pharmaceutical Group Ltd.	7,000	10,541
China Singyes Solar Technologies Holdings Ltd.	24,000	8,664
China South City Holdings Ltd.	98,000	13,772
China Suntien Green Energy Corp. Ltd. Class H	65,000	11,649
China Travel International Investment Hong Kong Ltd.	78,000	13,375
China Vanadium Titano-Magnetite Mining Co. Ltd.	65,000	9,386
China Water Affairs Group Ltd.	50,000	12,442
China Wireless Technologies Ltd.	72,000	12,810
Chinasoft International Ltd.[a]	40,000	9,025
Chongqing Machinery & Electric Co. Ltd. Class H	62,000	7,514
CITIC Dameng Holdings Ltd.	88,000	8,169
CITIC Resources Holdings Ltd.[a]	112,000	13,862
Comba Telecom Systems Holdings Ltd.	23,000	5,931
Cosco International Holdings Ltd.	32,000	12,377
Dazhong Transportation Group Co. Ltd. Class B	21,600	9,720
DBA Telecommunications (Asia) Holdings Ltd.	20,000	12,661
Digital China Holdings Ltd.	18,000	29,009
Extrawell Pharmaceutical Holdings Ltd.[a]	200,000	12,248
Fantasia Holdings Group Co. Ltd.	79,500	7,482
First Tractor Co. Ltd. Class Ha	12,000	9,159
Fufeng Group Ltd.	26,000	8,615
Global Bio-Chem Technology Group Co. Ltd.	44,000	4,368
Greentown China Holdings Ltd.	13,000	13,610
Haitian International Holdings Ltd.	12,000	12,114
Hangzhou Steam Turbine Co. Ltd. Class B	13,080	13,289
Harbin Electric Co. Ltd. Class H	16,000	12,893
Heng Tai Consumables Group Ltd.[a]	432,000	9,023
Heng Xin China Holdings Ltd.[a]	264,000	10,551
Hi Sun Technology (China) Ltd.[a]	18,000	1,056
Hopson Development Holdings Ltd.[a]	22,000	13,728
Hunan Nonferrous Metal Corp. Ltd. Class Ha	42,000	12,400
Inspur International Ltd.	335,000	9,588
Interchina Holdings Co. Ltd.[a]	170,000	10,521

Security	Shares	Value

Jiangsu Future Land Co. Ltd. Class B	24,900	$15,463
Ju Teng International Holdings Ltd.	42,000	18,682
Kaisa Group Holdings Ltd.[a]	42,000	7,419
Kingdee International Software Group Co. Ltd.[a]	66,000	9,871
Kingsoft Corp. Ltd.	24,000	11,108
KWG Property Holdings Ltd.	12,000	6,173
Labixiaoxin Snacks Group Ltd.	29,000	9,347
Li Ning Co. Ltd.	22,500	10,791
Lijun International Pharmaceutical Holding Co. Ltd.	30,000	8,548
Lumena Resources Corp.	46,000	7,591
Luthai Textile Co. Ltd. Class B	10,900	9,064
MIE Holdings Corp.	28,000	6,678
Minth Group Ltd.	14,000	15,595
New World Department Store China Ltd.	17,000	9,227
North Mining Shares Co. Ltd.[a]	290,000	14,769
NVC Lighting Holdings Ltd.	54,000	10,025
PCD Stores Ltd.	82,000	5,603
Peak Sport Products Co. Ltd.	62,000	9,512
Ports Design Ltd.	10,000	7,878
Renhe Commercial Holdings Co. Ltd.[a]	234,000	9,503
REXLot Holdings Ltd.	200,000	14,182
Semiconductor Manufacturing International Corp.[a]	401,000	15,252
Shenzhen Expressway Co. Ltd. Class H	22,000	7,857
Shenzhen International Holdings Ltd.	265,000	17,766
Shenzhen Investment Ltd.	82,000	18,607
Shenzhou International Group Holdings Ltd.	9,000	14,829
Shougang Concord International Enterprises Co. Ltd.[a]	290,000	13,086
Silver Grant International Industries Ltd.	6,000	758
Sino Biopharmaceutical Ltd.	64,000	25,002
Sino Oil And Gas Holdings Ltd.[a]	265,000	5,330
Sinotrans Ltd. Class H	99,000	13,402
Sinotrans Shipping Ltd.	83,000	16,801
Skyworth Digital Holdings Ltd.	36,000	14,713
Sparkle Roll Group Ltd.	144,000	8,076
Sunac China Holdings Ltd.	23,000	10,646
TCL Communication Technology Holdings Ltd.	39,000	8,447
Tech Pro Technology Development Ltd.[a]	18,000	6,684
Tianjin Development Holdings Ltd.[a]	36,000	16,106

CONSOLIDATED SCHEDULES OF INVESTMENTS	59

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

Tianjin Port Development Holdings Ltd.	102,000	$10,784
Tianneng Power International Ltd.	22,000	13,274
Tibet 5100 Water Resources Holdings Ltd.	47,000	12,483
Towngas China Co. Ltd.	11,000	8,495
Travelsky Technology Ltd. Class H	25,000	12,990
Vinda International Holdings Ltd.	11,000	17,189
VODone Ltd.	78,000	6,537
West China Cement Ltd.	54,000	8,424
Winsway Coking Coal Holding Ltd.	42,000	5,253
Xingda International Holdings Ltd.	24,000	7,179
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	43,000	7,429
XTEP International Holdings Ltd.	25,500	9,304
Yanchang Petroleum International Ltd.[a]	190,000	12,983
Yip’s Chemical Holdings Ltd.	12,000	7,782
Yuexiu Real Estate Investment Trust	45,000	20,944
Yuexiu Transport Infrastructure Ltd.	34,000	14,773
Zhejiang Southeast Electric Power Co. Ltd. Class B	22,600	11,345

		1,262,652
CZECH REPUBLIC — 0.49%
Central European Media Enterprises Ltd. Class Aa	1,652	9,280
Pegas Nonwovens SA	671	15,417
Philip Morris CR AS	31	17,729

		42,426
EGYPT — 0.29%
Orascom Telecom Media And Technology Holding SAE SP GDR	56,898	24,921

		24,921
INDIA — 7.02%
Alstom T&D India Ltd.	3,666	12,166
Amtek Auto Ltd.	5,454	8,663
Andhra Bank	4,310	6,989
Apollo Hospitals Enterprise Ltd.	1,949	22,022
Ashok Leyland Ltd.	37,060	13,725
Aurobindo Pharma Ltd.	4,672	9,264
Bharat Forge Ltd.	3,626	18,184
Biocon Ltd.	2,349	11,092
CESC Ltd.	2,507	13,814
Cox & Kings Ltd.	3,244	7,576
Educomp Solutions Ltd.	2,228	5,796

Security	Shares	Value

EID Parry India Ltd.	2,954	$11,412
Emami Ltd.	1,305	11,465
Federal Bank Ltd.	3,042	22,228
Financial Technologies India Ltd.	1,174	17,740
Fortis Healthcare Ltd.[a]	3,836	6,269
Great Eastern Shipping Co. Ltd. (The)	3,625	16,403
Gujarat Fluorochemicals Ltd.	855	5,314
Gujarat Gas Co. Ltd.	1,295	6,862
Gujarat Mineral Development Corp. Ltd.	4,079	13,947
Gujarat State Petronet Ltd.	6,127	8,636
GVK Power & Infrastructure Ltd.[a]	52,220	10,467
Hexaware Technologies Ltd.	8,836	19,546
Housing Development & Infrastructure Ltd.[a]	9,467	11,377
India Infoline Ltd.	12,290	11,765
Indiabulls Financial Services Ltd.	5,417	17,894
Indian Hotels Co. Ltd.	12,331	13,079
Indraprastha Gas Ltd.	1,872	8,042
IRB Infrastructure Developers Ltd.	4,791	10,788
IVRCL Ltd. Class L	15,942	11,005
Jammu & Kashmir Bank Ltd.	868	14,353
Jindal Saw Ltd.	7,375	15,632
Jubilant Foodworks Ltd.[a]	532	11,144
Kemrock Industries & Exports Ltd.	677	1,405
Mahindra & Mahindra Financial Services Ltd.	1,000	13,259
Manappuram Finance Ltd.	19,388	11,955
MAX India Ltd.[a]	5,994	19,407
Monnet Ispat & Energy Ltd.	1,388	7,188
PTC India Ltd.	12,802	12,808
Redington India Ltd.	9,894	13,358
REI Agro Ltd.	41,082	6,905
Strides Arcolab Ltd.	1,188	17,504
Syndicate Bank	5,385	9,008
Tata Global Beverages Ltd.	9,969	23,262
Thermax Ltd.	1,744	15,239
Torrent Pharmaceuticals Ltd.	924	11,711
Voltas Ltd.	6,961	13,791
Welspun Corp. Ltd.	6,123	10,369
Wockhardt Ltd.[a]	815	18,016

		609,844
INDONESIA — 4.31%
PT Agung Podomoro Land Tbk[a]	281,500	9,447
PT AKR Corporindo Tbk	31,000	11,379

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

PT Alam Sutera Realty Tbk	222,500	$10,267
PT Bakrie and Brothers Tbk[a]	2,041,000	10,703
PT Bakrie Sumatera Plantations Tbk	315,500	4,434
PT Bakrie Telecom Tbk[a]	410,500	6,200
PT Bakrieland Development Tbk[a]	955,500	5,011
PT Bank Bukopin Tbk	111,000	7,450
PT Bank Pembangunan Daerah Jawa Barat dan Banten Tbk	76,000	7,811
PT Bank Tabungan Negara (Persero) Tbk	54,500	7,488
PT Barito Pacific Tbk[a]	126,500	5,970
PT Benakat Petroleum Energy Tbk[a]	464,000	8,857
PT Bhakti Investama Tbk	514,000	20,754
PT Ciputra Development Tbk	258,000	16,776
PT Citra Marga Nusaphala Persada Tbk	45,500	9,496
PT Energi Mega Persada Tbk[a]	601,500	5,804
PT Erajaya Swasembada Tbk[a]	36,500	8,039
PT Gajah Tunggal Tbk	33,000	8,393
PT Garuda Indonesia (Persero) Tbk[a]	188,000	12,422
PT Holcim Indonesia Tbk	42,000	11,563
PT Indah Kiat Pulp and Paper Tbk[a]	120,000	13,214
PT Japfa Comfeed Indonesia Tbk	17,000	7,934
PT Kawasan Industri Jababeka Tbk[a]	492,000	9,494
PT Krakatau Steel (Persero) Tbk	86,500	5,987
PT Lippo Karawaci Tbk	346,500	31,616
PT Medco Energi Internasional Tbk	48,500	8,545
PT Mitra Adiperkasa Tbk	18,500	12,805
PT Ramayana Lestari Sentosa Tbk	173,500	18,924
PT Sampoerna Agro Tbk	24,000	6,670
PT Sentul City Tbk[a]	521,000	10,436
PT Summarecon Agung Tbk	112,000	17,267
PT Surya Semesta Internusa Tbk	80,650	9,896
PT Timah (Persero)Tbk	40,000	5,454
PT Tower Bersama Infrastructure Tbk[a]	44,500	18,085
PT Trada Maritime Tbk[a]	113,500	9,642

		374,233
MALAYSIA — 5.75%
Affin Holdings Bhd	9,600	10,692
Carlsberg Brewery Malaysia Bhd	3,800	14,862
Dialog Group Bhd	26,580	19,991
DRB-Hicom Bhd	21,100	17,085
Eastern & Oriental Bhd	30,300	15,710
Hai-O Enterprise Bhd	19,300	12,601

Security	Shares	Value

Hibiscus Petroleum Bhd[a]	10,600	$5,598
IGB Corp. Bhd	31,000	25,399
IJM Land Bhd	15,500	11,856
KFC Holdings Malaysia Bhd	7,700	9,414
KLCC Property Holdings Bhd	19,600	36,007
KNM Group Bhd[a]	43,200	9,194
KPJ Healthcare Bhd	7,600	15,251
Kulim Malaysia Bhd	8,200	13,516
Mah Sing Group Bhd	15,500	11,856
Malaysian Airline System Bhd[a]	21,400	7,192
Malaysian Pacific Industries Bhd	11,900	10,093
Malaysian Resources Corp. Bhd	38,900	21,041
Media Prima Bhd	26,500	20,355
Multi-Purpose Holdings Bhd	16,200	19,391
OSK Holdings Bhd	36,187	16,794
POS Malaysia Bhd	17,400	17,765
QL Resources Bhd	11,800	12,274
Sarawak Oil Palms Bhd	4,200	9,168
Scomi Group Bhd[a]	150,600	13,737
Sunway Real Estate Investment Trust Bhd	63,900	29,450
TAN Chong Motor Holdings Bhd	11,900	17,291
TIME dotCom Bhd[a]	10,400	11,350
Top Glove Corp. Bhd	9,700	16,423
Uchi Technologies Bhd	42,600	15,543
Wah Seong Corp. Bhd	17,500	10,194
WCT Bhd	26,600	22,560

		499,653
MEXICO — 2.51%
Alsea SAB de CVa	10,659	15,189
Axtel SAB de CV CPO[a]	58,400	10,221
Bolsa Mexicana de Valores SAB de CV	6,100	11,937
Consorcio ARA SAB de CVa	46,400	12,111
Corporacion Geo SAB de CV Series Ba	12,900	13,001
Desarrolladora Homex SAB de CVa	6,200	11,548
Empresas ICA SAB de CVa	15,900	28,199
Genomma Lab Internacional SAB de CV Series Ba	9,600	19,206
Gruma SAB de CV Series Ba	5,400	14,620
Grupo Aeroportuario del Sureste SAB de CV Series B	3,700	30,932
Grupo Herdez SAB de CV	3,600	8,514
Industrias CH SAB de CV Series Ba	5,100	27,924

CONSOLIDATED SCHEDULES OF INVESTMENTS	61

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

TV Azteca SAB de CV CPO	18,900	$11,706
Urbi Desarrollos Urbanos SAB de CVa	6,500	3,275

		218,383
PHILIPPINES — 1.90%
Belle Corp.[a]	119,833	13,443
Cebu Air Inc.	5,280	7,379
Filinvest Land Inc.	524,000	15,941
First Gen Corp.[a]	30,600	13,542
First Philippine Holdings Corp.	5,010	9,067
Manila Water Co. Inc.	22,300	14,337
Megaworld Corp.	285,000	14,766
Philex Petroleum Corp.[a]	9,000	7,401
Philippine National Bank[a]	7,576	12,451
Puregold Price Club Inc.	13,549	9,178
Robinsons Land Corp.	52,900	23,385
Security Bank Corp.	4,500	15,508
SM Development Corp.	59,800	8,613

		165,011
POLAND — 1.11%
Budimex SA	729	10,523
KRUK SAa	1,040	14,730
Lubelski Wegiel Bogdanka SA	796	28,810
Netia SAa	8,983	16,270
Polimex-Mostostal SA	65,920	10,330
Warsaw Stock Exchange	1,507	15,396

		96,059
RUSSIA — 0.72%
Aeroflot—Russian Airlines OJSC	9,256	12,199
OGK-1 OAO[a]	426,900	7,787
OGK-2 OJSC	618,461	8,143
PIK Group[a]	3,700	8,327
RBC OJSC[a]	25,300	11,740
Sollers OJSC[a]	1,053	14,106

		62,302
SOUTH AFRICA — 9.26%
Acucap Properties Ltd.	5,416	31,159
Adcock Ingram Holdings Ltd.	3,136	21,394
Aeci Ltd.	2,736	26,943
Afgri Ltd.	13,674	8,923
African Oxygen Ltd.	7,021	15,785
Allied Technologies Ltd.	1,212	6,003
Astral Foods Ltd.	1,139	14,264

Security	Shares	Value

AVI Ltd.	3,726	$25,640
Brait SEa	10,112	34,192
Capital Property Fund	13,558	17,550
Cipla Medpro South Africa Ltd.	17,682	14,685
City Lodge Hotels Ltd.	1,625	16,773
Clicks Group Ltd.	4,450	30,358
Clover Industries Ltd.	3,455	5,124
Coronation Fund Managers Ltd.	3,559	12,478
DataTec Ltd.	5,172	30,375
DRDGOLD Ltd.	10,172	5,491
Emira Property Fund	10,819	17,752
Famous Brands Ltd.	1,681	13,662
Fountainhead Property Trust	29,093	28,926
Grindrod Ltd.	9,878	17,357
Group Five Ltd.	3,169	9,964
Hyprop Investments Ltd.	2,623	22,874
Illovo Sugar Ltd.	5,270	18,820
JD Group Ltd.	3,600	19,131
JSE Ltd.	2,355	19,754
Lewis Group Ltd.	1,551	13,360
Mondi Ltd.	2,605	23,211
Murray & Roberts Holdings Ltd.[a]	7,829	20,259
Nampak Ltd.	9,992	32,068
Omnia Holdings Ltd.	1,727	24,383
Palabora Mining Co. Ltd.	492	4,576
Pick’n Pay Holdings Ltd.	5,070	12,037
Pinnacle Technology Holdings Ltd.	2,803	5,757
Resilient Property Income Fund Ltd.	4,143	24,209
Royal Bafokeng Platinum Ltd.[a]	1,087	5,816
SA Corporate Real Estate Fund Nominees Pty Ltd.	47,032	19,977
Sun International Ltd.	2,181	21,995
Super Group Ltd.[a]	8,100	15,309
Sycom Property Fund	3,692	12,357
Tongaat Hulett Ltd.	2,254	37,974
Vukile Property Fund Ltd.	10,969	25,521
Wilson Bayly Holmes-Ovcon Ltd.	1,282	20,046

		804,232
SOUTH KOREA — 16.77%
3S Korea Co. Ltd.[a]	903	12,336
Able C&C Co. Ltd.	200	13,943
Ahnlab Inc.	98	10,667
Asiana Airlines Inc.[a]	2,000	13,608

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

Binggrae Co. Ltd.	276	$20,822
Capro Corp.	520	6,737
Chabio & Diostech Co. Ltd.[a]	1,002	8,319
Cheil Worldwide Inc.	2,220	39,621
CJ CGV Co. Ltd.	600	14,912
CJ E&M Corp.[a]	520	13,153
CJ O Shopping Co. Ltd.	68	13,005
Cosmax Inc.	320	10,717
CrucialTec Co. Ltd.[a]	1,067	9,498
Daishin Securities Co. Ltd.	1,920	14,147
Daum Communications Corp.	257	25,663
Digitech Systems Co. Ltd.[a]	943	8,153
Dong-A Pharmaceutical Co. Ltd.	195	16,430
Dongsuh Co. Inc.	406	11,343
Dongyang Mechatronics Corp.	850	9,477
Doosan Engine Co. Ltd.[a]	760	6,866
Duksan Hi-Metal Co. Ltd.[a]	505	9,681
Fila Korea Ltd.	227	15,145
Foosung Co. Ltd.[a]	1,610	8,940
Gamevil Inc.[a]	113	9,969
GemVax & Kael Co. Ltd.[a]	517	20,459
Grand Korea Leisure Co. Ltd.	480	12,205
Green Cross Corp.	119	16,466
GS Home Shopping Inc.	91	8,526
Halla Climate Control Corp.	900	19,116
Hana Tour Service Inc.	294	12,580
Handsome Co. Ltd.	530	13,009
Hanjin Heavy Industries & Construction Co. Ltd.[a]	770	8,178
Hanjin Shipping Co. Ltd.[a]	1,870	24,063
Hanmi Pharm Co. Ltd.[a]	200	14,454
Hansol Paper Co.	1,810	14,277
Hanwha Securities Co.	3,790	12,810
Hotel Shilla Co. Ltd.	740	35,023
Huchems Fine Chemical Corp.	650	13,864
Hwa Shin Co. Ltd.	750	6,214
Hyundai Corp.	400	7,897
Hyundai Greenfood Co. Ltd.	930	14,385
Hyundai Home Shopping Network Corp.	137	13,886
Ilyang Pharmaceutical Co. Ltd.[a]	400	8,902
Infraware Inc.[a]	1,488	10,282
Interflex Co. Ltd.	185	12,522
INTOPS Co. Ltd.	610	9,731

Security	Shares	Value

Jusung Engineering Co. Ltd.[a]	1,438	$8,466
KEPCO Plant Service & Engineering Co. Ltd.	400	17,662
KIWOOM Securities Co. Ltd.	349	18,640
Kolon Industries Inc.	348	19,691
Komipharm International Co. Ltd.[a]	1,155	9,548
Korea Petrochemical Ind Co. Ltd.	130	8,020
Korean Reinsurance Co.	1,806	17,588
KT Skylife Co. Ltd.[a]	680	15,402
Kumho Industrial Co. Ltd.[a]	1,890	5,747
Kumho Tire Co. Inc.[a]	1,030	14,434
LG Fashion Corp.	440	12,855
LG Hausys Ltd.	299	18,605
LG International Corp.	672	24,105
LG Life Sciences Ltd.[a]	420	14,585
LIG Insurance Co. Ltd.	830	17,922
Lock & Lock Co. Ltd.	375	8,825
Lotte Chilsung Beverage Co. Ltd.	15	18,482
Lotte Midopa Co. Ltd.	630	7,385
Lotte Samkang Co. Ltd.	33	14,542
Medipost Co. Ltd.[a]	197	18,786
MegaStudy Co. Ltd.	112	6,456
Meritz Finance Group Inc.[a]	4,730	11,735
Meritz Fire & Marine Insurance Co. Ltd.	1,190	13,215
Namhae Chemical Corp.	1,250	10,345
Namyang Dairy Products Co. Ltd.	19	13,832
Neowiz Games Corp.[a]	310	7,076
Nexen Tire Corp.	840	14,436
NongShim Co. Ltd.	82	18,068
OCI Materials Co. Ltd.	155	6,318
Paradise Co. Ltd.	891	12,486
Partron Co. Ltd.	1,579	15,934
Poongsan Corp.	500	13,198
POSCO Chemtech Co. Ltd.	63	8,257
Posco ICT Co. Ltd.	1,958	11,907
RNL BIO Co. Ltd.[a]	2,230	9,650
S&T Dynamics Co. Ltd.	1,060	11,631
Samsung Fine Chemicals Co. Ltd.	471	25,862
Samyang Holdings Corp.	128	6,374
SeAH Besteel Corp.	240	7,477
Seegene Inc.[a]	168	9,772
Seoul Semiconductor Co. Ltd.	992	18,098
SFA Engineering Corp.	304	13,182
SK Broadband Co. Ltd.[a]	4,666	13,036

CONSOLIDATED SCHEDULES OF INVESTMENTS	63

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

SK Chemicals Co. Ltd.	351	$18,840
SK Communications Co. Ltd.[a]	965	7,672
SK Securities Co. Ltd.	14,210	15,843
SKC Co. Ltd.	421	16,604
SM Entertainment Co.[a]	360	17,800
Soulbrain Co. Ltd.	281	9,609
STX Corp. Co. Ltd.	1,110	8,296
STX Engine Co. Ltd.	1,250	9,926
STX Offshore & Shipbuilding Co. Ltd.	1,230	10,320
Sung Kwang Bend Co. Ltd.	669	14,180
Sungwoo Hitech Co. Ltd.	809	9,661
Suprema Inc.	786	12,054
Taekwang Industrial Co. Ltd.	9	7,091
Taewoong Co. Ltd.[a]	361	6,491
Taihan Electric Wire Co. Ltd.[a]	4,200	6,737
TK Corp.[a]	629	15,800
Tong Yang Life Insurance Co.	920	8,230
TONGYANG Securities Inc.	3,480	11,916
ViroMed Co. Ltd.[a]	400	10,347
Wonik IPS Co. Ltd.[a]	1,659	8,422
Woongjin Thinkbig Co. Ltd.	1,070	8,676
YESCO Co. Ltd.	240	5,701
Youngone Corp.	510	15,485

		1,457,337
TAIWAN — 19.80%
Ability Enterprise Co. Ltd.	18,000	17,428
ALI Corp.	13,000	13,737
Altek Corp.	17,133	9,181
Ambassador Hotel Ltd. (The)	9,000	9,315
AmTRAN Technology Co. Ltd.	26,312	20,206
Asia Optical Co. Inc.[a]	10,000	10,150
Asia Polymer Corp.	14,400	13,438
BES Engineering Corp.	50,000	11,869
Career Technology MFG. Co. Ltd.	7,000	9,933
Cathay Real Estate Development Co. Ltd.	21,000	9,045
Chailease Holding Co. Ltd.	13,000	21,919
Cheng Loong Corp.	44,000	16,454
China Bills Finance Corp.	30,000	10,567
China Manmade Fibers Corp.[a]	31,000	11,127
China Steel Chemical Corp.	4,000	16,761
China Synthetic Rubber Corp.	17,000	16,687
Chipbond Technology Corp.	18,000	26,413
Chong Hong Construction Co.	4,040	10,332

Security	Shares	Value

Chroma ATE Inc.	9,000	$18,811
Chung Hung Steel Corp.[a]	42,000	10,321
Compal Communications Inc.[a]	10,000	10,935
Compeq Manufacturing Co.	38,000	16,176
Coretronic Corp.	18,000	16,617
CSBC Corp.	23,420	15,522
Cyberlink Corp.	6,213	21,781
CyberTAN Technology Inc.	14,000	10,260
D-Link Corp.	22,000	13,662
Dynapack International Technology Corp.	3,000	14,474
Elan Microelectronics Corp.	14,000	21,922
Faraday Technology Corp.	14,000	19,842
FLEXium Interconnect Inc.	3,229	14,608
Formosan Rubber Group Inc.	15,000	9,816
G Tech Optoelectronics Corp.	4,000	11,005
Gemtek Technology Corp.	20,000	22,136
Genesis Photonics Inc.[a]	12,715	9,700
Genius Electronic Optical Co. Ltd.	1,000	7,212
Gigabyte Technology Co. Ltd.	21,000	18,160
Gigastorage Corp.	10,400	8,038
Global Unichip Corp.	4,000	14,557
Gloria Material Technology Corp.	14,684	13,948
Goldsun Development & Construction Co. Ltd.	30,000	10,617
Grand Pacific Petrochemical Corp.	20,000	9,415
Great Wall Enterprise Co. Ltd.	10,253	9,243
Greatek Electronics Inc.	26,000	20,183
Green Energy Technology Inc.	12,125	7,773
HannStar Display Corp.[a]	146,000	9,359
HannsTouch Solution Inc.[a]	28,000	10,844
Hey Song Corp.	10,000	12,888
Ho Tung Chemical Corp.[a]	25,640	15,110
Holy Stone Enterprise Co. Ltd.	25,000	21,118
Huaku Development Co. Ltd.	4,080	9,740
Huang Hsiang Construction Co.	4,000	9,001
Hung Sheng Construction Co. Ltd.	37,000	18,963
Infortrend Technology Inc.	20,000	12,955
ITEQ Corp.	17,600	17,629
Jih Sun Financial Holdings Co. Ltd.	29,205	7,820
Kenda Rubber Industrial Co. Ltd.	11,715	14,120
Kerry TJ Logistics Co. Ltd.	10,000	13,455
Kindom Construction Co.	13,000	8,551
King Yuan Electronics Co. Ltd.	55,000	29,381

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

King’s Town Bank[a]	14,000	$9,349
Kinpo Electronics Inc.	94,000	20,243
Lealea Enterprise Co. Ltd.	23,690	8,424
Lien Hwa Industrial Corp.	15,000	9,340
LITE-ON IT Corp.	15,074	13,010
Makalot Industrial Co. Ltd.	6,000	17,168
Masterlink Securities Corp.	26,000	7,787
Mercuries & Associates Ltd.	9,360	8,563
Merida Industry Co. Ltd.	5,750	19,121
Micro-Star International Co. Ltd.	42,000	20,123
Microbio Co. Ltd.	14,280	16,163
MIN AIK Technology Co. Ltd.	6,000	17,048
MiTAC International Corp.	57,000	18,384
Oriental Union Chemical Corp.	11,000	12,322
Pan-International Industrial Corp.[a]	16,000	15,519
PChome Online Inc.	2,312	13,046
Phihong Technology Co. Ltd.	8,000	6,971
Pixart Imaging Inc.	7,635	23,452
President Securities Corp.	17,510	9,003
Prince Housing & Development Corp.	15,190	10,879
Radium Life Tech Co. Ltd.	32,182	21,114
Ritek Corp.[a]	116,000	15,182
Sanyang Industry Co. Ltd.[a]	23,820	15,150
Senao International Co. Ltd.	3,000	10,567
Shihlin Electric & Engineering Corp.	15,000	17,428
Shining Building Business Co. Ltd.[a]	12,000	9,676
Shinkong Synthetic Fibers Corp.	42,135	12,858
Shinkong Textile Co. Ltd.	9,000	12,110
Silitech Technology Corp.	6,060	11,391
Sinyi Realty Co.	6,360	8,324
Soft-World International Corp.	7,140	14,351
Solar Applied Materials Technology Corp.	8,799	10,738
Solartech Energy Corp.[a]	10,000	6,444
Ta Chen Stainless Pipe Co. Ltd.	42,000	20,824
Ta Chong Bank Ltd.[a]	30,900	9,708
Taichung Commercial Bank Co. Ltd.[a]	27,250	8,825
Taiflex Scientific Co. Ltd.	7,000	9,185
Taiwan Hon Chuan Enterprise Co. Ltd.	4,000	8,654
Taiwan Life Insurance Co. Ltd.[a]	15,850	10,108
Taiwan Paiho Ltd.	16,050	9,887
Taiwan Secom Co. Ltd.	12,000	24,640
Taiwan Surface Mounting Technology Co. Ltd.	6,420	10,546

Security	Shares	Value

Taiwan TEA Corp.	19,000	$9,706
Taiwan-Sogo Shinkong Security Corp.	21,000	21,946
Ton Yi Industrial Corp.	16,000	9,001
Tong Hsing Electronic Industries Ltd.	4,000	13,288
Tong Yang Industry Co. Ltd.	15,984	15,210
Tsann Kuen Enterprise Co. Ltd.	5,000	10,350
TTY Biopharm Co. Ltd.	3,720	13,476
TXC Corp.	12,000	18,931
Union Bank of Taiwan[a]	32,000	11,432
Unity Opto Technology Co. Ltd.	17,679	17,383
UPC Technology Corp.	15,748	8,150
USI Corp.	14,950	12,529
Ve Wong Corp.	8,000	5,502
Visual Photonics Epitaxy Co. Ltd.	9,900	14,048
Wafer Works Corp.	15,270	8,055
Wah Lee Industrial Corp.	14,000	18,277
Waterland Financial Holdings Co. Ltd.	31,021	9,322
Win Semiconductors Corp.	10,000	12,654
WT Microelectronics Co. Ltd.	10,299	11,932
Yageo Corp.	61,000	17,556
Yieh Phui Enterprise Co. Ltd.	65,700	20,247
Yuen Foong Yu Paper Manufacturing Co. Ltd.	33,000	12,891
YungShin Global Holding Corp.	7,000	9,325
Yungtay Engineering Co. Ltd.	6,000	10,718
Zinwell Corp.	13,000	12,522

		1,720,306
THAILAND — 4.07%
Amata Corp. PCL NVDR	31,200	17,126
Bumrungrad Hospital PCL NVDR	12,300	30,618
Delta Electronics (Thailand) PCL NVDR	24,400	19,233
Electricity Generating PCL NVDR	3,400	13,021
Esso (Thailand) PCL NVDR	28,700	9,617
Hana Microelectronics PCL NVDR	27,200	17,621
Hemaraj Land and Development PCL NVDR	179,500	17,185
Jasmine International PCL NVDR	107,600	12,431
Khon Kaen Sugar Industry PCL NVDR	25,900	10,167
Kiatnakin Bank PCL NVDR	17,500	23,317
Minor International PCL NVDR	35,850	16,818
Phatra Capital PCL NVDR	5,400	6,376
Pruksa Real Estate PCL NVDR	23,100	12,532
Ratchaburi Electricity Generating Holding PCL NVDR	10,200	15,055
Robinson Department Store PCL NVDR	8,600	16,947

CONSOLIDATED SCHEDULES OF INVESTMENTS	65

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS SMALL CAP INDEX FUND

August 31, 2012

Security	Shares	Value

Sahaviriya Steel Industries PCL NVDR[a]	582,700	$10,228
Sri Trang Agro-Industry PCL NVDR	15,400	7,077
Supalai PCL NVDR	25,100	14,579
Thai Airways International PCL NVDR[a]	22,100	14,529
Thai Tap Water Supply PCL NVDR	59,400	14,217
Thai Vegetable Oil PCL NVDR	13,700	11,367
Thanachart Capital PCL NVDR	15,900	17,125
TISCO Financial Group PCL NVDR	7,800	9,957
True Corp. PCL NVDR[a]	120,300	16,585

		353,728
TURKEY — 2.56%
Afyon Cimento Sanayi TAS[a]	147	6,347
Bagfas Bandirma Gubre Fabrikalari AS	104	9,896
Bizim Toptan Satis Magazalari AS	1,040	14,101
Eczacibasi Yatirim Holding Ortakligi AS	4,819	16,487
Ihlas Holding ASa	26,053	16,480
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	44,876	28,633
Koza Anadolu Metal Madencilik Isletmeleri ASa	9,749	22,093
Net Holding ASa	15,185	13,447
Nortel Networks Netas Telekomunikasyon AS	1,410	10,315
Polyester Sanayi ASa	10,615	6,539
Saf Gayrimenkul Yatirim Ortakligi AS	21,974	9,428
Tat Konserve Sanayii ASa	7,443	8,966
Turkiye Sinai Kalkinma Bankasi AS	19,732	22,575
Ulker Biskuvi Sanayi AS	4,958	22,635
Yazicilar Holding AS	2,014	14,733

		222,675

TOTAL COMMON STOCKS
(Cost: $9,260,321)		8,532,906

PREFERRED STOCKS — 1.25%

BRAZIL — 1.25%
Banco ABC Brasil SA	2,000	12,301
Banco Daycoval SA	2,000	10,251
Banco Industrial e Comercial SA	2,100	6,158
Banco Panamericano SA	5,911	14,129
Companhia de Ferro Ligas da Bahia—Ferbasa	2,500	13,492
Contax Participacoes SA	1,500	14,327
GOL Linhas Aereas Inteligentes SA	2,700	12,907

Security	Shares	Value

Randon Implementos e Participacoes SA	2,700	$14,105
Saraiva Livreiros Editores SA	1,100	11,141

		108,811

TOTAL PREFERRED STOCKS
(Cost: $125,065)		108,811

TOTAL INVESTMENTS IN SECURITIES — 99.46%
(Cost: $9,385,386)		8,641,717
Other Assets, Less Liabilities — 0.54%		46,842

NET ASSETS — 100.00%		$8,688,559

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.

See notes to consolidated financial statements.

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 90.69%

BRAZIL — 5.81%
Banco do Brasil SA	3,100	$35,415
Banco Santander (Brasil) SA Units	4,200	32,291
BM&F Bovespa SA	9,600	50,861
Centrais Eletricas Brasileiras SA	500	3,208
Companhia de Saneamento Basico do Estado de Sao Paulo	600	25,372
Companhia de Saneamento de Minas Gerais SA	400	9,561
Companhia Siderurgica Nacional SA	4,000	19,714
CPFL Energia SA	1,100	11,656
EDP Energias do Brasil SA	1,500	9,588
Embraer SA	2,700	18,629
Fibria Celulose SAa	1,100	8,560
JBS SAa	600	1,706
Light SA	400	4,854
Obrascon Huarte Lain Brasil SA	600	5,811
PDG Realty SA Empreendimentos e Participacoes	5,700	11,096
Petroleo Brasileiro SA	15,800	165,861
Porto Seguro SA	500	4,618
Redecard SA	1,000	16,535
Sul America SA Units	610	4,335
Tractebel Energia SA	500	8,319
Vale SA	4,700	78,246

		526,236
CHILE — 1.91%
AES Gener SA	13,471	7,592
Aguas Andinas SA	9,972	6,524
Banco de Chile	95,577	13,460
Banco de Credito e Inversiones	85	5,361
Banco Santander (Chile) SA	352,271	25,230
CAP SA	220	7,410
CorpBanca SA	961,780	11,454
E.CL SA	1,764	4,286
Empresa Nacional de Telecomunicaciones SA	443	8,544
Empresas CMPC SA	5,963	22,152
Empresas Copec SA	2,474	35,632
Enersis SA	78,197	25,781

		173,426

Security	Shares	Value

CHINA — 17.28%
Agile Property Holdings Ltd.	4,000	$4,590
Air China Ltd. Class H	10,000	6,021
Aluminum Corp. of China Ltd. Class Ha	20,000	7,658
Angang Steel Co. Ltd. Class Ha	8,000	3,909
Anta Sports Products Ltd.	5,000	2,959
Bank of China Ltd. Class H	408,000	148,340
Bank of Communications Co. Ltd. Class H	39,000	25,493
Bosideng International Holdings Ltd.	18,000	4,966
BYD Co. Ltd. Class Ha	2,000	3,486
China Agri-Industries Holdings Ltd.	8,000	3,961
China BlueChemical Ltd. Class H	8,000	4,610
China CITIC Bank Corp. Ltd. Class H	37,000	17,650
China Construction Bank Corp. Class H	379,000	249,205
China COSCO Holdings Co. Ltd. Class Ha	13,000	4,928
China Everbright Ltd.	4,000	4,863
China Merchants Holdings (International) Co. Ltd.	6,000	17,212
China Minsheng Banking Corp. Ltd. Class H	19,500	15,889
China Mobile Ltd.	32,500	346,946
China Petroleum & Chemical Corp. Class H	94,000	88,471
China Railway Group Ltd. Class H	21,000	7,906
China Rongsheng Heavy Industries Group Holdings Ltd.	16,000	2,187
China Shipping Container Lines Co. Ltd. Class Ha	23,000	4,389
China Shipping Development Co. Ltd. Class H	8,000	3,001
China Southern Airlines Co. Ltd. Class H	10,000	4,242
China Telecom Corp. Ltd. Class H	74,000	40,643
China Yurun Food Group Ltd.[a]	5,000	3,056
China Zhongwang Holdings Ltd.[a]	12,400	5,020
Chongqing Rural Commercial Bank Co. Ltd. Class H	12,000	4,920
CITIC Pacific Ltd.	7,000	8,565
CITIC Securities Co. Ltd. Class H	3,000	5,036
COSCO Pacific Ltd.	8,000	9,871
Country Garden Holdings Co. Ltd.[a]	14,687	5,150
Datang International Power Generation Co. Ltd. Class H	16,000	5,363
Fosun International Ltd.	8,500	4,011
Franshion Properties (China) Ltd.	22,000	6,467
GCL-Poly Energy Holdings Ltd.	40,000	6,137

CONSOLIDATED SCHEDULES OF INVESTMENTS	67

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

August 31, 2012

Security	Shares	Value

Guangdong Investment Ltd.	14,000	$10,343
Guangzhou R&F Properties Co. Ltd. Class H	5,200	6,007
Huaneng Power International Inc. Class H	16,000	11,036
Industrial and Commercial Bank of China Ltd. Class H	349,000	188,983
Jiangsu Expressway Co. Ltd. Class H	6,000	4,943
Jiangxi Copper Co. Ltd. Class H	7,000	15,198
Kingboard Chemical Holdings Co. Ltd.	3,000	6,560
Lee & Man Paper Manufacturing Ltd.	13,000	5,330
Metallurgical Corp. of China Ltd. Class Ha	22,000	4,652
PetroChina Co. Ltd. Class H	112,000	135,014
Poly Property Group Co. Ltd.[a]	11,000	5,446
Shanghai Electric Group Co. Ltd. Class H	14,000	5,613
Shanghai Industrial Holdings Ltd.	3,000	8,238
Shimao Property Holdings Ltd.	8,500	12,822
Shougang Fushan Resources Group Ltd.	16,000	4,208
Shui On Land Ltd.	14,500	5,272
Sino-Ocean Land Holdings Ltd.	18,000	8,076
Sinopec Shanghai Petrochemical Co. Ltd. Class H	16,000	4,188
SOHO China Ltd.	11,000	7,034
Weichai Power Co. Ltd. Class H	1,200	3,172
Yanzhou Coal Mining Co. Ltd. Class H	10,000	14,259
Yuexiu Property Co. Ltd.	30,000	7,001
Zhejiang Expressway Co. Ltd. Class H	8,000	5,281

		1,565,797
COLOMBIA — 0.97%
Bancolombia SA SP ADR	609	34,993
Ecopetrol SA SP ADR	918	53,106

		88,099
CZECH REPUBLIC — 0.37%
Komercni Banka AS	80	15,527
Telefonica O2 Czech Republic AS	866	18,364

		33,891
EGYPT — 0.38%
Commercial International Bank Egypt SAE SP GDR	3,800	19,380
Orascom Telecom Holding SAE SP GDR[a,b]	5,002	14,656

		34,036
HUNGARY — 0.34%
Magyar Telekom Telecommunications PLC	2,879	5,463
OTP Bank Nyrt	1,240	19,675

Security	Shares	Value

Richter Gedeon Nyrt	32	$5,462

		30,600
INDIA — 6.28%
ACC Ltd.	314	7,386
Aditya Birla Nuvo Ltd.	305	4,083
Ambuja Cements Ltd.	3,499	11,656
Axis Bank Ltd.	480	8,558
Bank of Baroda	381	4,328
Bank of India	723	3,318
Bharat Heavy Electricals Ltd.	3,262	12,506
Bharat Petroleum Corp. Ltd.	968	5,827
Cairn India Ltd.[a]	846	5,172
Canara Bank Ltd.	530	3,031
Coal India Ltd.	1,481	9,357
DLF Ltd.	2,229	7,816
GAIL (India) Ltd.	2,147	13,704
Hero Motocorp Ltd.	216	6,846
Hindalco Industries Ltd.	5,957	11,122
ICICI Bank Ltd.	2,322	37,659
Infosys Ltd.	2,294	97,395
Infrastructure Development Finance Co. Ltd.	5,244	12,637
JSW Steel Ltd.	468	5,836
Larsen & Toubro Ltd.	1,145	27,643
Mahindra & Mahindra Ltd.	1,644	22,555
NTPC Ltd.	3,277	9,900
Oil & Natural Gas Corp. Ltd.	4,128	20,475
Piramal Healthcare Ltd.	608	5,248
Power Finance Corp. Ltd.	1,466	4,225
Power Grid Corp. of India Ltd.	7,080	15,204
Reliance Capital Ltd.	811	4,663
Reliance Communications Ltd.	2,753	2,386
Reliance Industries Ltd.	7,157	98,609
Reliance Infrastructure Ltd.	570	4,551
Rural Electrification Corp. Ltd.	1,594	5,407
Sesa Goa Ltd.	1,848	5,696
State Bank of India	675	22,296
Sterlite Industries (India) Ltd.	7,235	12,506
Tata Power Co. Ltd.	5,353	9,575
Tata Steel Ltd.	1,623	10,545
Unitech Ltd.[a]	9,558	3,162
United Phosphorus Ltd.	1,687	3,627
Wipro Ltd.	1,046	6,818

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

August 31, 2012

Security	Shares	Value

Zee Entertainment Enterprises Ltd.	1,947	$5,721

		569,049
INDONESIA — 3.06%
PT Adaro Energy Tbk	76,500	10,992
PT Astra Agro Lestari Tbk	2,500	5,847
PT Astra International Tbk	60,500	42,829
PT Bank Danamon Indonesia Tbk	18,000	11,327
PT Bank Mandiri (Persero) Tbk	50,000	40,902
PT Bank Negara Indonesia (Persero) Tbk	40,000	15,627
PT Bank Rakyat Indonesia (Persero) Tbk	20,500	14,942
PT Indo Tambangraya Megah Tbk	1,500	6,009
PT Indofood Sukses Makmur Tbk	24,000	13,592
PT Indosat Tbk	8,500	4,546
PT Perusahaan Gas Negara (Persero) Tbk	59,000	22,894
PT Semen Gresik (Persero) Tbk	16,500	21,458
PT Telekomunikasi Indonesia (Persero) Tbk	56,000	54,620
PT Unilever Indonesia Tbk	3,000	8,526
PT Vale Indonesia Tbk	12,000	2,895

		277,006
MALAYSIA — 3.63%
Alliance Financial Group Bhd	4,800	6,345
AMMB Holdings Bhd	7,000	14,226
Berjaya Corp. Bhd	16,100	3,452
Berjaya Sports Toto Bhd	3,500	4,940
British American Tobacco (Malaysia) Bhd	400	8,165
CIMB Group Holdings Bhd	8,300	20,694
Genting Malaysia Bhd	16,600	18,754
IOI Corp. Bhd	10,500	17,273
Lafarge Malayan Cement Bhd	2,500	6,881
Malayan Banking Bhd	18,000	52,712
Malaysia Airports Holdings Bhd	2,700	4,735
Maxis Communications Bhd	12,900	29,066
MISC Bhd	5,900	8,044
PPB Group Bhd	2,700	12,012
RHB Capital Bhd	2,200	5,126
Sime Darby Bhd	14,700	46,154
Telekom Malaysia Bhd	4,000	7,784
Tenaga Nasional Bhd	14,700	32,181
UMW Holdings Bhd	2,400	7,835
YTL Corp. Bhd	28,053	16,251
YTL Power International Bhd	10,600	5,903

		328,533

Security	Shares	Value

MEXICO — 5.00%
Alfa SAB de CV Series A	800	$12,615
America Movil SAB de CV Series L	106,100	135,586
Cemex SAB de CV CPO[a]	57,408	42,225
Fomento Economico Mexicano SAB de CV BD Units	10,800	90,589
Grupo Aeroportuario del Pacifico SAB de CV Series B	1,300	5,104
Grupo Carso SAB de CV Series A1	3,100	10,152
Grupo Financiero Inbursa SAB de CV Series O	4,600	12,409
Grupo Mexico SAB de CV Series B	20,800	61,383
Grupo Modelo SAB de CV Series C	3,600	32,421
Grupo Televisa SAB CPO	7,000	32,075
Kimberly-Clark de Mexico SAB de CV Series A	9,000	18,094

		452,653
PERU — 0.66%
Compania de Minas Buenaventura SA SP ADR	628	21,767
Southern Copper Corp.	1,184	38,527

		60,294
PHILIPPINES — 0.87%
Aboitiz Power Corp.	9,200	7,434
Alliance Global Group Inc.	19,600	5,487
Ayala Corp.	990	9,671
Bank of the Philippine Islands	3,920	6,987
BDO Unibank Inc.	6,454	9,365
Globe Telecom Inc.	190	5,171
Metropolitan Bank & Trust Co.	2,850	6,167
Philippine Long Distance Telephone Co.	235	15,304
San Miguel Corp.	2,475	6,588
Universal Robina Corp.	4,400	6,369

		78,543
POLAND — 1.40%
Bank Handlowy w Warszawie SA	224	5,279
Bank Pekao SA	234	10,620
ENEA SA	903	4,485
Jastrzebska Spolka Weglowa SA	54	1,429
KGHM Polska Miedz SA	760	29,751
Polska Grupa Energetyczna SA	2,402	13,529
Polski Koncern Naftowy Orlen SAa	1,708	20,100

CONSOLIDATED SCHEDULES OF INVESTMENTS	69

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

August 31, 2012

Security	Shares	Value

Powszechny Zaklad Ubezpieczen SA	319	$33,214
Tauron Polska Energia SA	6,062	8,915

		127,322
RUSSIA — 5.84%
Gazprom OAO	57,220	278,632
IDGC Holding JSC[a]	97,000	5,185
Inter RAO UES OJSC[a]	4,800,000	3,847
LUKOIL OAO	2,791	158,651
MMC Norilsk Nickel OJSC	259	38,252
Novolipetsk Steel OJSC SP GDR[b]	359	6,491
Sistema JSFC SP GDR[b]	325	6,406
Surgutneftegas OJSC	20,800	17,941
VTB Bank OJSC	8,620,000	14,241

		529,646
SOUTH AFRICA — 7.87%
Absa Group Ltd.	1,231	20,776
African Bank Investments Ltd.	3,937	15,181
African Rainbow Minerals Ltd.	296	5,162
Anglo American Platinum Ltd.	143	7,108
Assore Ltd.	170	6,172
Aveng Ltd.	2,093	7,641
Barloworld Ltd.	754	6,352
Exxaro Resources Ltd.	273	4,847
FirstRand Ltd.	15,747	51,285
Gold Fields Ltd.	2,728	32,700
Growthpoint Properties Ltd.	9,229	30,035
Harmony Gold Mining Co. Ltd.	1,052	8,517
Impala Platinum Holdings Ltd.	2,851	44,988
Imperial Holdings Ltd.	979	23,713
Investec Ltd.	1,313	7,937
Kumba Iron Ore Ltd.	184	10,479
Liberty Holdings Ltd.	633	6,895
MMI Holdings Ltd.	6,069	14,012
Nedbank Group Ltd.	1,100	24,144
Pretoria Portland Cement Co. Ltd.	1,716	5,416
Redefine Properties Ltd.	14,967	17,047
Remgro Ltd.	2,501	42,700
Reunert Ltd.	1,110	9,371
RMB Holdings Ltd.	4,123	17,786
RMI Holdings Ltd.	2,505	5,647
Sanlam Ltd.	9,822	43,094
Sappi Ltd.[a]	2,589	7,219

Security	Shares	Value

Sasol Ltd.	2,879	$123,901
Standard Bank Group Ltd.	6,505	85,668
Vodacom Group Ltd.	2,128	27,010

		712,803
SOUTH KOREA — 14.02%
BS Financial Group Inc.	980	10,192
Cheil Industries Inc.	105	9,578
CJ Corp.	75	5,394
Daelim Industrial Co. Ltd.	151	11,818
Daewoo Engineering & Construction Co. Ltd.[a]	560	4,935
Daewoo Securities Co. Ltd.	960	9,519
Daewoo Shipbuilding & Marine Engineering Co. Ltd.	510	10,945
DGB Financial Group Inc.	720	8,313
Dongbu Insurance Co. Ltd.	230	9,396
Dongkuk Steel Mill Co. Ltd.	240	3,331
Doosan Corp.	10	1,194
Doosan Heavy Industries & Construction Co. Ltd.	215	11,218
Doosan Infracore Co. Ltd.[a]	270	4,212
GS Engineering & Construction Corp.	194	12,003
GS Holdings Corp.	271	15,525
Hana Financial Group Inc.	1,190	35,554
Hanwha Chemical Corp.	450	8,289
Hanwha Corp.	240	6,970
Hyosung Corp.	15	802
Hyundai Development Co.	300	5,513
Hyundai Heavy Industries Co. Ltd.	228	46,519
Hyundai Merchant Marine Co. Ltd.[a]	10	241
Hyundai Mipo Dockyard Co. Ltd.	58	6,262
Hyundai Motor Co.	534	113,189
Hyundai Securities Co. Ltd.	660	4,933
Hyundai Steel Co.	301	22,178
Industrial Bank of Korea	850	9,027
Kangwon Land Inc.	550	11,246
KB Financial Group Inc.	2,010	65,103
KCC Corp.	23	5,737
Korea Electric Power Corp.[a]	1,400	30,354
Korea Exchange Bank[a]	1,360	10,248
Korea Gas Corp.	130	6,531
Korea Investment Holdings Co. Ltd.	210	7,061
Korea Life Insurance Co. Ltd.	980	6,132
Korea Zinc Co. Ltd.	40	14,419

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

August 31, 2012

Security	Shares	Value

Korean Air Lines Co. Ltd.[a]	200	$8,373
KP Chemical Corp.	350	3,702
KT Corp. SP ADR	380	5,742
KT&G Corp.	600	45,425
Kumho Petro Chemical Co. Ltd.	61	6,048
LG Chem Ltd.	252	66,852
LG Corp.	517	28,524
LG Display Co. Ltd.[a]	1,270	29,046
LG Electronics Inc.	375	23,268
LG Uplus Corp.	1,300	8,708
Lotte Shopping Co. Ltd.	57	16,051
LS Corp.	94	7,274
Mirae Asset Securities Co. Ltd.	150	4,085
ORION Corp.	7	5,676
POSCO	362	117,729
S-Oil Corp.	222	20,153
S1 Corp.	99	5,148
Samsung C&T Corp.	446	25,354
Samsung Card Co. Ltd.	240	7,604
Samsung Fire & Marine Insurance Co. Ltd.	196	40,422
Samsung Heavy Industries Co. Ltd.	880	28,813
Samsung Life Insurance Co. Ltd.	342	29,087
Samsung Securities Co. Ltd.	310	13,265
Shinhan Financial Group Co. Ltd.	2,190	68,134
SK Holdings Co. Ltd.	138	20,311
SK Hynix Inc.[a]	990	18,498
SK Innovation Co. Ltd.	154	22,191
SK Networks Co. Ltd.	600	4,992
SK Telecom Co. Ltd.	58	7,438
Woongjin Coway Co. Ltd.	250	8,648
Woori Finance Holdings Co. Ltd.	1,930	18,371
Woori Investment & Securities Co. Ltd.	630	6,163
Yuhan Corp.	48	5,669

		1,270,645
TAIWAN — 10.94%
Acer Inc.[a]	14,000	12,364
Advanced Semiconductor Engineering Inc.	29,636	22,164
Asia Cement Corp.	10,300	11,830
ASUSTeK Computer Inc.	4,000	39,932
AU Optronics Corp.[a]	41,000	12,443
Capital Securities Corp.	13,000	4,406
Chang Hwa Commercial Bank Ltd.	24,610	12,695

Security	Shares	Value

Chicony Electronics Co. Ltd.	3,105	$6,552
Chimei Innolux Corp.[a]	25,000	7,996
China Airlines Ltd.	14,000	5,375
China Development Financial Holding Corp.	64,000	15,171
China Motor Co. Ltd.	5,000	4,574
China Petrochemical Development Corp.	6,000	4,798
China Steel Corp.	56,840	48,678
Chinatrust Financial Holding Co. Ltd.	33,849	20,230
Chunghwa Telecom Co. Ltd.	20,000	60,432
Compal Electronics Inc.	23,000	20,158
E Ink Holdings Inc.	5,000	5,000
Epistar Corp.	4,000	8,120
Eternal Chemical Co. Ltd.	7,000	5,784
EVA Airways Corp.	9,000	5,048
Evergreen Marine Corp. Ltd.	9,000	4,808
Everlight Electronics Co. Ltd.	3,000	4,633
Far Eastern New Century Corp.	15,450	16,249
Farglory Land Development Co. Ltd.	3,000	5,399
Feng Hsin Iron & Steel Co. Ltd.	4,000	6,183
First Financial Holding Co. Ltd.	32,860	19,035
Formosa Chemicals & Fibre Corp.	16,000	41,294
Formosa Petrochemical Corp.	2,000	5,703
Formosa Plastics Corp.	21,000	56,582
Formosa Taffeta Co. Ltd.	6,000	5,469
Fubon Financial Holding Co. Ltd.	28,348	28,158
HTC Corp.	1,000	8,614
Hua Nan Financial Holdings Co. Ltd.	25,200	13,546
Inventec Corp.	12,420	4,064
LCY Chemical Corp.	3,000	4,077
Lite-On Technology Corp.	11,055	13,380
Macronix International Co. Ltd.	18,683	5,040
MediaTek Inc.	3,000	32,052
Mega Financial Holding Co. Ltd.	42,630	32,096
Motech Industries Inc.[a]	3,000	2,935
MStar Semiconductor Inc.	2,000	15,926
Nan Ya Plastics Corp.	25,000	46,993
Novatek Microelectronics Corp. Ltd.	3,000	9,666
Pou Chen Corp.	11,000	10,614
Powertech Technology Inc.	4,000	7,546
Quanta Computer Inc.	14,000	36,132
Realtek Semiconductor Corp.	3,030	5,706
Ruentex Development Co. Ltd.	5,000	8,380
Shin Kong Financial Holding Co. Ltd.[a]	30,000	8,123

CONSOLIDATED SCHEDULES OF INVESTMENTS	71

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

August 31, 2012

Security	Shares	Value

Siliconware Precision Industries Co. Ltd.	16,000	$18,056
SinoPac Financial Holdings Co. Ltd.	29,916	11,886
Taishin Financial Holdings Co. Ltd.	30,507	11,663
Taiwan Business Bank Ltd.[a]	16,640	4,778
Taiwan Cement Corp.	18,000	19,562
Taiwan Cooperative Financial Holding Co. Ltd.	21,000	11,534
Taiwan Fertilizer Co. Ltd.	2,000	4,935
Taiwan Mobile Co. Ltd.	5,000	18,530
Teco Electric and Machinery Co. Ltd.	8,000	5,289
Transcend Information Inc.	2,000	5,249
Tripod Technology Corp.	2,000	4,407
Tung Ho Steel Enterprise Corp.	6,000	5,529
U-Ming Marine Transport Corp.	4,000	6,010
Unimicron Technology Corp.	7,000	7,958
United Microelectronics Corp.	68,000	27,244
Walsin Lihwa Corp.[a]	16,000	5,032
Wan Hai Lines Ltd.[a]	10,000	5,075
Wistron Corp.	11,550	12,919
WPG Holdings Co. Ltd.	7,000	8,250
Yang Ming Marine Transport Corp.	12,000	4,788

		990,847
THAILAND — 2.24%
Advanced Information Service PCL NVDR	5,000	34,626
Bangkok Bank PCL Foreign	4,700	28,949
Bangkok Bank PCL NVDR	2,600	15,599
Banpu PCL NVDR	200	2,872
Glow Energy PCL NVDR	2,800	5,585
IRPC PCL NVDR	67,900	8,148
Krung Thai Bank PCL NVDR	20,400	10,807
PTT Global Chemical PCL NVDR	9,000	17,951
PTT PCL NVDR	4,600	48,444
Siam Cement PCL Foreign	600	7,027
Siam Commercial Bank PCL NVDR	3,900	18,669
Thai Oil PCL NVDR	2,200	4,599

		203,276
TURKEY — 1.82%
Akbank TAS	5,930	23,419
Arcelik AS	1,107	6,125
Asya Katilim Bankasi ASa	5,293	5,590
Enka Insaat ve Sanayi AS	2,087	5,786
Eregli Demir ve Celik Fabrikalari TAS	4,285	4,784
Ford Otomotiv Sanayi AS	558	5,479

Security	Shares	Value

Haci Omer Sabanci Holding AS	4,155	$17,872
KOC Holding AS	3,381	13,762
Turk Telekomunikasyon AS	2,982	11,810
Turkcell Iletisim Hizmetleri ASa	2,195	13,039
Turkiye Is Bankasi AS Class C	8,516	25,950
Turkiye Petrol Rafinerileri AS	671	15,354
Turkiye Vakiflar Bankasi TAO Class D	3,932	8,910
Yapi ve Kredi Bankasi ASa	2,963	6,910

		164,790

TOTAL COMMON STOCKS
(Cost: $9,272,515)		8,217,492

PREFERRED STOCKS — 8.70%

BRAZIL — 7.23%
AES Tiete SA	600	8,206
Bradespar SA	1,200	15,672
Braskem SA Class A	800	5,047
Centrais Eletricas Brasileiras SA Class B	1,900	17,370
Companhia de Transmissao de Energia Eletrica Paulista	200	4,445
Companhia Paranaense de Energia Class B	600	10,761
Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	500	4,584
Gerdau SA	4,700	41,579
Itau Unibanco Holding SA	4,200	65,617
Itausa — Investimentos Itau SA	13,860	63,868
Metalurgica Gerdau SA	1,500	16,426
Oi SA	4,419	16,791
Petroleo Brasileiro SA	22,800	233,163
Telefonica Brasil SA	1,400	30,359
Usinas Siderurgicas de Minas Gerais SA Class A	2,500	10,042
Vale SA Class A	6,800	111,197

		655,127
RUSSIA — 0.40%
AK Transneft OAO	4	6,517
Sberbank of Russia	2,900	6,143
Surgutneftegas OJSC	37,200	23,961

		36,621
SOUTH KOREA — 1.07%
Hyundai Motor Co. Ltd.	113	6,892
Hyundai Motor Co. Ltd. Series 2	196	13,163

72	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS VALUE INDEX FUND

August 31, 2012

Security	Shares	Value

LG Chem Ltd.	47	$3,765
Samsung Electronics Co. Ltd.	113	72,603

		96,423

TOTAL PREFERRED STOCKS
(Cost: $1,037,994)		788,171

RIGHTS — 0.01%

THAILAND — 0.01%
Krung Thai Bank PCL NVDR[a]	5,100	651

		651

TOTAL RIGHTS
(Cost: $0)		651

SHORT-TERM INVESTMENTS — 0.32%

MONEY MARKET FUNDS — 0.32%
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	29,373	29,373

		29,373

TOTAL SHORT-TERM INVESTMENTS
(Cost: $29,373)		29,373

TOTAL INVESTMENTS IN SECURITIES — 99.72%
(Cost: $10,339,882)		9,035,687
Other Assets, Less Liabilities — 0.28%		25,014

NET ASSETS — 100.00%		$9,060,701

CPO  —  Certificates of Participation (Ordinary)

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.

See notes to consolidated financial statements.

CONSOLIDATED SCHEDULES OF INVESTMENTS	73

Consolidated Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2012

	iShares MSCI BRIC Index Fund	iShares MSCI Emerging Markets Asia Index Fund	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$758,791,320	$21,706,768	$2,504,688
Affiliated (Note 2)	36,484,789	9,178	21,108

Total cost of investments	$795,276,109	$21,715,946	$2,525,796

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$681,938,721	$20,008,072	$2,416,837
Affiliated (Note 2)	36,484,789	9,178	21,108

Total fair value of investments	718,423,510	20,017,250	2,437,945
Foreign currencies, at value[b]	473,310	10,215	3,845
Cash	2,623,807	30,000	—
Receivables:
Investment securities sold	9,677,742	15,513	5,514
Dividends and interest	1,026,934	35,482	2,719

Total Assets	732,225,303	20,108,460	2,450,023

LIABILITIES
Payables:
Investment securities purchased	2,405,632	26,418	4,710
Collateral for securities on loan (Note 5)	35,369,222	—	19,520
Capital shares redeemed	7,578,958	—	—
Line of credit (Note 7)	1,300,178	—	—
Foreign taxes (Note 1)	—	2,898	152
Investment advisory fees (Note 2)	422,635	8,479	1,423

Total Liabilities	47,076,625	37,795	25,805

NET ASSETS	$685,148,678	$20,070,665	$2,424,218

Net assets consist of:
Paid-in capital	$900,929,076	$21,747,292	$3,272,295
Undistributed (distributions in excess of) net investment income	(631,851)	120,446	15,100
Accumulated net realized loss	(138,253,632)	(98,362)	(775,325)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(76,894,915)	(1,698,711)	(87,852)

NET ASSETS	$685,148,678	$20,070,665	$2,424,218

Shares outstanding[c]	19,200,000	400,000	50,000

Net asset value per share	$35.68	$50.18	$48.48

[a]	Securities on loan with values of $32,837,121, $ — and $18,434, respectively. See Note 5.
[b]	Cost of foreign currencies: $471,922, $10,233 and $3,846, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

74	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2012

	iShares MSCI Emerging Markets Energy Sector Capped Index Fund	iShares MSCI Emerging Markets Growth Index Fund	iShares MSCI Emerging Markets Minimum Volatility Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$2,445,148	$10,559,270	$376,887,207
Affiliated (Note 2)	58,812	222,869	1,602,521

Total cost of investments	$2,503,960	$10,782,139	$378,489,728

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$1,947,774	$10,090,998	$384,986,410
Affiliated (Note 2)	58,812	222,869	1,602,521

Total fair value of investments	2,006,586	10,313,867	386,588,931
Foreign currencies, at value[b]	1,645	6,557	223,110
Cash	4,702	10,930	—
Receivables:
Investment securities sold	10,293	44,868	1,653,638
Dividends and interest	548	18,218	1,090,834

Total Assets	2,023,774	10,394,440	389,556,513

LIABILITIES
Payables:
Investment securities purchased	14,755	45,552	1,566,515
Collateral for securities on loan (Note 5)	—	222,869	669,894
Foreign taxes (Note 1)	—	796	14,845
Investment advisory fees (Note 2)	1,192	4,265	78,185

Total Liabilities	15,947	273,482	2,329,439

NET ASSETS	$2,007,827	$10,120,958	$387,227,074

Net assets consist of:
Paid-in capital	$3,421,694	$10,854,325	$382,079,323
Undistributed net investment income	—	40,694	1,751,482
Accumulated net realized loss	(916,494)	(305,634)	(4,700,131)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(497,373)	(468,427)	8,096,400

NET ASSETS	$2,007,827	$10,120,958	$387,227,074

Shares outstanding[c]	50,000	200,000	7,000,000

Net asset value per share	$40.16	$50.60	$55.32

[a]	Securities on loan with values of $ —, $211,904 and $632,603, respectively. See Note 5.
[b]	Cost of foreign currencies: $1,635, $6,567 and $223,966, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	75

Consolidated Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2012

	iShares MSCI Emerging Markets Small Cap Index Fund	iShares MSCI Emerging Markets Value Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,385,386	$10,310,509
Affiliated (Note 2)	—	29,373

Total cost of investments	$9,385,386	$10,339,882

Investments in securities, at fair value (Note 1):
Unaffiliated	$8,641,717	$9,006,314
Affiliated (Note 2)	—	29,373

Total fair value of investments	8,641,717	9,035,687
Foreign currencies, at value[a]	12,649	9,425
Cash	17,065	152
Receivables:
Investment securities sold	101,819	4,572
Dividends and interest	27,619	20,611

Total Assets	8,800,869	9,070,447

LIABILITIES
Payables:
Investment securities purchased	105,984	5,053
Foreign taxes (Note 1)	1,267	848
Investment advisory fees (Note 2)	5,059	3,845

Total Liabilities	112,310	9,746

NET ASSETS	$8,688,559	$9,060,701

Net assets consist of:
Paid-in capital	$17,785,830	$10,520,963
Undistributed net investment income	237,427	43,741
Accumulated net realized loss	(8,590,803)	(199,744)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(743,895)	(1,304,259)

NET ASSETS	$8,688,559	$9,060,701

Shares outstanding[b]	200,000	200,000

Net asset value per share	$43.44	$45.30

[a]	Cost of foreign currencies: $12,653 and $9,424, respectively.
[b]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to consolidated financial statements.

76	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations

iSHARES®, INC.

Period ended August 31, 2012

	iShares MSCI BRIC Index Fund	iShares MSCI Emerging Markets Asia Index Fund[a]	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$24,725,808	$337,821	$74,739
Interest — affiliated (Note 2)	344	5	1
Securities lending income — affiliated (Note 2)	702,843	—	948

	25,428,995	337,826	75,688
Less: Other foreign taxes (Note 1)	—	(3,724)	(152)

Total investment income	25,428,995	334,102	75,536

EXPENSES
Investment advisory fees (Note 2)	5,399,206	64,202	31,777
Commitment fees (Note 7)	4,609	34	14
Interest expense (Note 7)	1,160	—	—

Total expenses	5,404,975	64,236	31,791
Less investment advisory fees waived (Note 2)	—	(17,939)	—

Net expenses	5,404,975	46,297	31,791

Net investment income	20,024,020	287,805	43,745

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(89,543,283)	(96,787)	(776,862)
In-kind redemptions — unaffiliated	24,302,811	—	(179,013)
Foreign currency transactions	(1,343,260)	(5,970)	(2,515)

Net realized loss	(66,583,732)	(102,757)	(958,390)

Net change in unrealized appreciation/depreciation on:
Investments	(88,384,034)	(1,698,696)	(87,851)
Translation of assets and liabilities in foreign currencies	(148,296)	(15)	(1)

Net change in unrealized appreciation/depreciation	(88,532,330)	(1,698,711)	(87,852)

Net realized and unrealized loss	(155,116,062)	(1,801,468)	(1,046,242)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(135,092,042)	$(1,513,663)	$(1,002,497)

[a]	For the period from February 8, 2012 (commencement of operations) to August 31, 2012.
[b]	Net of foreign withholding tax of $2,455,381, $49,278 and $7,263, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	77

Consolidated Statements of Operations (Continued)

iSHARES®, INC.

Period ended August 31, 2012

	iShares MSCI Emerging Markets Energy Sector Capped Index Fund[a]	iShares MSCI Emerging Markets Growth Index Fund[a]	iShares MSCI Emerging Markets Minimum Volatility Index Fund[b]

NET INVESTMENT INCOME
Dividends — unaffiliated[c]	$204,950	$159,563	$4,594,755
Interest — unaffiliated	—	—	321
Interest — affiliated (Note 2)	2	2	72
Securities lending income — affiliated (Note 2)	1	1,118	12,329

	204,953	160,683	4,607,477
Less: Other foreign taxes (Note 1)	—	(899)	(27,867)

Total investment income	204,953	159,784	4,579,610

EXPENSES
Investment advisory fees (Note 2)	28,472	39,428	726,408
Commitment fees (Note 7)	11	14	112
Interest expense (Note 7)	6	21	116

Total expenses	28,489	39,463	726,636
Less investment advisory fees waived (Note 2)	—	(11,017)	(461,865)

Net expenses	28,489	28,446	264,771

Net investment income	176,464	131,338	4,314,839

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(916,494)	(305,634)	(4,730,152)
In-kind redemptions — unaffiliated	(870,580)	—	1,183,641
Foreign currency transactions	(8,266)	(5,596)	(302,989)

Net realized loss	(1,795,340)	(311,230)	(3,849,500)

Net change in unrealized appreciation/depreciation on:
Investments	(497,374)	(468,272)	8,099,203
Translation of assets and liabilities in foreign currencies	1	(155)	(2,803)

Net change in unrealized appreciation/depreciation	(497,373)	(468,427)	8,096,400

Net realized and unrealized gain (loss)	(2,292,713)	(779,657)	4,246,900

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(2,116,249)	$(648,319)	$8,561,739

[a]	For the period from February 8, 2012 (commencement of operations) to August 31, 2012.
[b]	For the period from October 18, 2011 (commencement of operations) to August 31, 2012.
[c]	Net of foreign withholding tax of $26,336, $18,177 and $639,425, respectively.

See notes to consolidated financial statements.

78	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Operations (Continued)

iSHARES®, INC.

Period ended August 31, 2012

	iShares MSCI Emerging Markets Small Cap Index Fund	iShares MSCI Emerging Markets Value Index Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$659,962	$226,587
Interest — unaffiliated	2	—
Interest — affiliated (Note 2)	18	2

	659,982	226,589
Less: Other foreign taxes (Note 1)	(7,991)	(1,198)

Total investment income	651,991	225,391

EXPENSES
Investment advisory fees (Note 2)	246,547	36,290
Commitment fees (Note 7)	122	13
Interest expense (Note 7)	424	20

Total expenses	247,093	36,323
Less investment advisory fees waived (Note 2)	—	(10,140)

Net expenses	247,093	26,183

Net investment income	404,898	199,208

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(8,472,797)	(199,744)
In-kind redemptions — unaffiliated	(2,448,237)	—
Foreign currency transactions	152,435	(6,976)

Net realized loss	(10,768,599)	(206,720)

Net change in unrealized appreciation/depreciation on:
Investments	643,123	(1,304,195)
Translation of assets and liabilities in foreign currencies	822	(64)

Net change in unrealized appreciation/depreciation	643,945	(1,304,259)

Net realized and unrealized loss	(10,124,654)	(1,510,979)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(9,719,756)	$(1,311,771)

[a]	For the period from February 8, 2012 (commencement of operations) to August 31, 2012.
[b]	Net of foreign withholding tax of $64,407 and $29,110, respectively.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	79

Consolidated Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI BRIC Index Fund		iShares MSCI Emerging Markets Asia Index Fund
	Year ended August 31, 2012	Year ended August 31, 2011	Period from February 8, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$20,024,020	$20,442,911	$287,805
Net realized gain (loss)	(66,583,732)	18,189,682	(102,757)
Net change in unrealized appreciation/depreciation	(88,532,330)	(29,622,905)	(1,698,711)

Net increase (decrease) in net assets resulting from operations	(135,092,042)	9,009,688	(1,513,663)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(18,504,865)	(22,858,814)	(162,964)

Total distributions to shareholders	(18,504,865)	(22,858,814)	(162,964)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	247,215,549	111,929,766	21,747,292
Cost of shares redeemed	(274,663,908)	(178,701,150)	—

Net increase (decrease) in net assets from capital share transactions	(27,448,359)	(66,771,384)	21,747,292

INCREASE (DECREASE) IN NET ASSETS	(181,045,266)	(80,620,510)	20,070,665

NET ASSETS
Beginning of period	866,193,944	946,814,454	—

End of period	$685,148,678	$866,193,944	$20,070,665

Undistributed (distributions in excess of) net investment income included in net assets at end of period	$(631,851)	$(1,686,142)	$120,446

SHARES ISSUED AND REDEEMED
Shares sold	6,050,000	2,300,000	400,000
Shares redeemed	(7,350,000)	(3,850,000)	—

Net increase (decrease) in shares outstanding	(1,300,000)	(1,550,000)	400,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

80	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund	iShares MSCI Emerging Markets Energy Sector Capped Index Fund
	Period from February 8, 2012[a] to August 31, 2012	Period from February 8, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$43,745	$176,464
Net realized loss	(958,390)	(1,795,340)
Net change in unrealized appreciation/depreciation	(87,852)	(497,373)

Net decrease in net assets resulting from operations	(1,002,497)	(2,116,249)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(26,130)	(168,198)
Return of capital	—	(6,779)

Total distributions to shareholders	(26,130)	(174,977)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,313,556	10,227,402
Cost of shares redeemed	(6,860,711)	(5,928,349)

Net increase in net assets from capital share transactions	3,452,845	4,299,053

INCREASE IN NET ASSETS	2,424,218	2,007,827

NET ASSETS
Beginning of period	—	—

End of period	$2,424,218	$2,007,827

Undistributed net investment income included in net assets at end of period	$15,100	$—

SHARES ISSUED AND REDEEMED
Shares sold	200,000	200,000
Shares redeemed	(150,000)	(150,000)

Net increase in shares outstanding	50,000	50,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	81

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Growth Index Fund	iShares MSCI Emerging Markets Minimum Volatility Index Fund
	Period from February 8, 2012[a] to August 31, 2012	Period from October 18, 2011[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$131,338	$4,314,839
Net realized loss	(311,230)	(3,849,500)
Net change in unrealized appreciation/depreciation	(468,427)	8,096,400

Net increase (decrease) in net assets resulting from operations	(648,319)	8,561,739

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(85,048)	(2,260,368)

Total distributions to shareholders	(85,048)	(2,260,368)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,854,325	411,979,067
Cost of shares redeemed	—	(31,053,364)

Net increase in net assets from capital share transactions	10,854,325	380,925,703

INCREASE IN NET ASSETS	10,120,958	387,227,074

NET ASSETS
Beginning of period	—	—

End of period	$10,120,958	$387,227,074

Undistributed net investment income included in net assets at end of period	$40,694	$1,751,482

SHARES ISSUED AND REDEEMED
Shares sold	200,000	7,600,000
Shares redeemed	—	(600,000)

Net increase in shares outstanding	200,000	7,000,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

82	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Emerging Markets Small Cap Index Fund		iShares MSCI Emerging Markets Value Index Fund
	Year ended August 31, 2012	Period from August 16, 2011[a] to August 31, 2011	Period from February 8, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$404,898	$92,673	$199,208
Net realized loss	(10,768,599)	(93,859)	(206,720)
Net change in unrealized appreciation/depreciation	643,945	(1,387,840)	(1,304,259)

Net decrease in net assets resulting from operations	(9,719,756)	(1,389,026)	(1,311,771)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(500,104)	—	(148,491)

Total distributions to shareholders	(500,104)	—	(148,491)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	9,491,705	70,832,414	10,520,963
Cost of shares redeemed	(60,026,674)	—	—

Net increase (decrease) in net assets from capital share transactions	(50,534,969)	70,832,414	10,520,963

INCREASE (DECREASE) IN NET ASSETS	(60,754,829)	69,443,388	9,060,701

NET ASSETS
Beginning of period	69,443,388	—	—

End of period	$8,688,559	$69,443,388	$9,060,701

Undistributed net investment income included in net assets at end of period	$237,427	$62,835	$43,741

SHARES ISSUED AND REDEEMED
Shares sold	200,000	1,400,000	200,000
Shares redeemed	(1,400,000)	—	—

Net increase (decrease) in shares outstanding	(1,200,000)	1,400,000	200,000

[a]	Commencement of operations.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL STATEMENTS	83

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout each period)

	iShares MSCI BRIC Index Fund
	Year ended Aug. 31, 2012 (Consolidated)	Year ended Aug. 31, 2011 (Consolidated)	Year ended Aug. 31, 2010	Year ended Aug. 31, 2009	Period from Nov. 12, 2007[a] to Aug. 31, 2008
Net asset value, beginning of period	$42.25	$42.94	$37.57	$44.13	$56.50

Income from investment operations:
Net investment income[b]	0.98	0.89	0.66	0.58	0.72
Net realized and unrealized gain (loss)[c]	(6.62)	(0.58)	5.35	(6.60)	(12.93)

Total from investment operations	(5.64)	0.31	6.01	(6.02)	(12.21)

Less distributions from:
Net investment income	(0.93)	(1.00)	(0.64)	(0.54)	(0.16)

Total distributions	(0.93)	(1.00)	(0.64)	(0.54)	(0.16)

Net asset value, end of period	$35.68	$42.25	$42.94	$37.57	$44.13

Total return	(13.33)%	0.49%	15.95%	(13.08)%	(21.65)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$685,149	$866,194	$946,814	$497,839	$161,092
Ratio of expenses to average net assets[e]	0.69%	0.67%	0.69%	0.72%	0.72%
Ratio of expenses to average net assets prior to waived fees[e,f]	n/a	0.67%	n/a	n/a	n/a
Ratio of net investment income to average net assets[e]	2.55%	1.86%	1.52%	1.87%	1.74%
Portfolio turnover rate[g]	32%	13%	9%	7%	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Ratios for the periods ended August 31, 2010 and prior have been recalculated, as necessary, to conform with the current presentation of foreign taxes.
[g]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but include portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the years ended August 31, 2012, August 31, 2011, August 31, 2010, August 31, 2009 and the period ended August 31, 2008 would have been 20%, 10%, 8%, 6% and 2%, respectively. See Note 4.

See notes to consolidated financial statements.

84	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Asia Index Fund
Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$54.71

Income from investment operations:
Net investment income[b]	0.87
Net realized and unrealized loss[c]	(4.99)

Total from investment operations	(4.12)

Less distributions from:
Net investment income	(0.41)

Total distributions	(0.41)

Net asset value, end of period	$50.18

Total return	(7.52)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$20,071
Ratio of expenses to average net assets[e]	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%
Ratio of net investment income to average net assets[e]	3.05%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2012 would have been 3%. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	85

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund
Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$51.54

Income from investment operations:
Net investment income[b]	0.26
Net realized and unrealized loss[c]	(3.19)

Total from investment operations	(2.93)

Less distributions from:
Net investment income	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$48.48

Total return	(5.68)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,424
Ratio of expenses to average net assets[e]	0.68%
Ratio of net investment income to average net assets[e]	0.94%
Portfolio turnover rate[f]	54%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2012 would have been 5%. See Note 4.

See notes to consolidated financial statements.

86	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Energy Sector Capped Index Fund
Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$51.12

Income from investment operations:
Net investment income[b]	1.05
Net realized and unrealized loss[c]	(11.14)

Total from investment operations	(10.09)

Less distributions from:
Net investment income	(0.84)
Return of capital	(0.03)

Total distributions	(0.87)

Net asset value, end of period	$40.16

Total return	(19.71)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,008
Ratio of expenses to average net assets[e]	0.68%
Ratio of net investment income to average net assets[e]	4.23%
Portfolio turnover rate[f]	29%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2012 would have been 3%. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	87

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Growth Index Fund
Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$54.24

Income from investment operations:
Net investment income[b]	0.66
Net realized and unrealized loss[c]	(3.87)

Total from investment operations	(3.21)

Less distributions from:
Net investment income	(0.43)

Total distributions	(0.43)

Net asset value, end of period	$50.60

Total return	(5.90)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,121
Ratio of expenses to average net assets[e]	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%
Ratio of net investment income to average net assets[e]	2.27%
Portfolio turnover rate[f]	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2012 would have been 12%. See Note 4.

See notes to consolidated financial statements.

88	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Minimum Volatility Index Fund
Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$49.30

Income from investment operations:
Net investment income[b]	1.93
Net realized and unrealized gain[c]	5.41

Total from investment operations	7.34

Less distributions from:
Net investment income	(1.32)

Total distributions	(1.32)

Net asset value, end of period	$55.32

Total return	15.16%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$387,227
Ratio of expenses to average net assets[e]	0.25%
Ratio of expenses to average net assets prior to waived fees[e]	0.69%
Ratio of net investment income to average net assets[e]	4.08%
Portfolio turnover rate[f]	31%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2012 would have been 16%. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	89

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout each period)

iShares MSCI Emerging Markets Small Cap Index Fund

	Year ended Aug. 31, 2012	Period from Aug. 16, 2011[a] to Aug. 31, 2011
Net asset value, beginning of period	$49.60	$50.54

Income from investment operations:
Net investment income[b]	0.50	0.07
Net realized and unrealized loss[c]	(5.52)	(1.01)

Total from investment operations	(5.02)	(0.94)

Less distributions from:
Net investment income	(1.14)	0.00

Total distributions	(1.14)	0.00

Net asset value, end of period	$43.44	$49.60

Total return	(9.98)%	(1.86)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$8,689	$69,443
Ratio of expenses to average net assets[e]	0.69%	0.69%
Ratio of net investment income to average net assets[e]	1.13%	3.33%
Portfolio turnover rate[f]	32%	2%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout each period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rates exclude portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the year ended August 31, 2012 and the period ended August 31, 2011 would have been 17% and 2%, respectively. See Note 4.

See notes to consolidated financial statements.

90	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Consolidated Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets Value Index Fund
Period from Feb. 8, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$52.58

Income from investment operations:
Net investment income[b]	1.00
Net realized and unrealized loss[c]	(7.54)

Total from investment operations	(6.54)

Less distributions from:
Net investment income	(0.74)

Total distributions	(0.74)

Net asset value, end of period	$45.30

Total return	(12.41)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,061
Ratio of expenses to average net assets[e]	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%
Ratio of net investment income to average net assets[e]	3.73%
Portfolio turnover rate[f]	12%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2012 would have been 12%. See Note 4.

See notes to consolidated financial statements.

CONSOLIDATED FINANCIAL HIGHLIGHTS	91

Notes to Consolidated Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These consolidated financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
BRIC	Non-diversified
Emerging Markets Asia[a]	Diversified
Emerging Markets Consumer Discretionary Sector[a]	Non-diversified
Emerging Markets Energy Sector Capped[a]	Non-diversified

iShares MSCI Index Fund	Diversification Classification
Emerging Markets Growth[a]	Non-diversified
Emerging Markets Minimum Volatility[b]	Non-diversified
Emerging Markets Small Cap	Non-diversified
Emerging Markets Value[a]	Non-diversified

[a]	The Fund commenced operations on February 8, 2012.
[b]	The Fund commenced operations on October 18, 2011.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund carries out its investment strategies associated with investment in Indian securities by investing in a wholly-owned subsidiary in the Republic of Mauritius (each, a “Subsidiary,” and collectively, the “Subsidiaries”), which in turn invests in Indian securities included in the underlying index. The investment adviser of each Fund also serves as the investment adviser to each Subsidiary. Through this investment structure, each Fund expects to obtain certain benefits under a current tax treaty between Mauritius and India. The accompanying consolidated financial statements for each Fund include the accounts of its Subsidiary.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

92	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	93

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Consolidated Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

BRIC
Assets:
Common Stocks	$566,596,994	$—	$—	$566,596,994
Preferred Stocks	115,341,727	—	—	115,341,727
Short-Term Investments	36,484,789	—	—	36,484,789

	$718,423,510	$—	$—	$718,423,510

Emerging Markets Asia
Assets:
Common Stocks	$19,799,737	$33,731	$—	$19,833,468
Preferred Stocks	173,704	—	—	173,704
Rights	—	900	—	900
Short-Term Investments	9,178	—	—	9,178

	$19,982,619	$34,631	$—	$20,017,250

Emerging Markets Consumer Discretionary Sector
Assets:
Common Stocks	$2,328,003	$29,038	$—	$2,357,041
Preferred Stocks	59,796	—	—	59,796
Short-Term Investments	21,108	—	—	21,108

	$2,408,907	$29,038	$—	$2,437,945

94	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Emerging Markets Energy Sector Capped
Assets:
Common Stocks	$1,731,696	$—	$—	$1,731,696
Preferred Stocks	216,078	—	—	216,078
Short-Term Investments	58,812	—	—	58,812

	$2,006,586	$—	$—	$2,006,586

Emerging Markets Growth
Assets:
Common Stocks	$9,344,590	$19,799	$—	$9,364,389
Preferred Stocks	726,609	—	—	726,609
Short-Term Investments	222,869	—	—	222,869

	$10,294,068	$19,799	$—	$10,313,867

Emerging Markets Minimum Volatility
Assets:
Common Stocks	$366,327,556	$—	$—	$366,327,556
Preferred Stocks	18,658,854	—	—	18,658,854
Short-Term Investments	1,602,521	—	—	1,602,521

	$386,588,931	$—	$—	$386,588,931

Emerging Markets Small Cap
Assets:
Common Stocks	$8,517,187	$10,521	$5,198	$8,532,906
Preferred Stocks	108,811	—	—	108,811

	$8,625,998	$10,521	$5,198	$8,641,717

Emerging Markets Value
Assets:
Common Stocks	$8,217,492	$—	$—	$8,217,492
Preferred Stocks	788,171	—	—	788,171
Rights	—	651	—	651
Short-Term Investments	29,373	—	—	29,373

	$9,035,036	$651	$—	$9,035,687

The iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund had transfers from Level 1 to Level 2 during the period ended August 31, 2012 in the amount of $31,538, measured as of the point of acquisition by the Fund, resulting from a temporary suspension of trading due to a pending corporate action.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	95

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Consolidated Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of August 31, 2012, if any, are disclosed in the Funds’ Consolidated Statements of Assets and Liabilities.

Each Fund conducts its investment activities in India through its Subsidiary and expects to obtain benefits under the Double Tax Avoidance Agreement (“DTAA”). In order to be eligible to claim benefits under the DTAA, each Subsidiary must satisfy certain conditions, including the establishment and maintenance of valid tax residence in Mauritius. Each Subsidiary is subject to tax in Mauritius on its net income at the rate of 15%. However, a system of tax credits effectively reduces the Mauritius income tax rate to a maximum of 3%. These income taxes, if any, are paid by the Funds and are disclosed in the Consolidated Statements of Operations. Further, each Subsidiary is not subject to tax in Mauritius on any gains from the sale of securities. Any dividends paid by a Subsidiary to its Fund will also be exempt from tax in Mauritius. The foregoing is based upon current interpretation and practice and is subject to future changes in the tax laws of India or Mauritius and in the DTAA.

As a result of recent legislative changes enacted by the 2012 India Finance Act (“the Act”) and its general anti-avoidance rules (“GAAR”), which are effective April 1, 2013, the Subsidiaries’ ability to leverage the treaty between Mauritius and India may be adversely impacted, and therefore the Funds may be subject to taxes on capital gains and/or dividends realized on Indian securities. The Act also includes provisions that impose Indian tax on the transfer of shares of an Indian company. However, until more definitive guidance on the legislative changes is available, the impact to the Funds, if any, cannot be determined at this time.

96	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

Each Subsidiary has entered into a separate contract with BFA under which BFA provides investment advisory services to the Subsidiary but does not receive separate compensation from the Subsidiary for providing it with such services. Each Subsidiary has also entered into separate arrangements that provide for the provision of other services to the Subsidiary (including administrative, custody, transfer agency and other services), and BFA pays the costs and expenses related to the provision of those services.

For its investment advisory services to each of the iShares MSCI BRIC, iShares MSCI Emerging Markets Consumer Discretionary Sector, iShares MSCI Emerging Markets Energy Sector Capped, iShares MSCI Emerging Markets Minimum Volatility and iShares MSCI Emerging Markets Small Cap Index Funds, BFA is entitled to an annual investment advisory fee based on each Fund’s allocable portion of the aggregate of the average daily net assets of the Fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.75%	First $14 billion
0.68	Over $14 billion, up to and including $28 billion
0.61	Over $28 billion, up to and including $42 billion
0.56	Over $42 billion, up to and including $56 billion
0.50	Over $56 billion, up to and including $70 billion
0.45	Over $70 billion, up to and including $84 billion
0.40	Over $84 billion

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Minimum Volatility Index Fund through December 31, 2014 in order to limit total annual operating expenses to 0.25% of average daily net assets.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	97

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Emerging Markets Asia	0.68%
Emerging Markets Growth	0.68
Emerging Markets Value	0.68

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets Asia, iShares Emerging Markets Growth and iShares Emerging Markets Value Index Funds through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

For the period ended August 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
BRIC	$378,454
Emerging Markets Consumer Discretionary Sector	510
Emerging Markets Energy Sector Capped	1
Emerging Markets Growth	602
Emerging Markets Minimum Volatility	6,639

At a special meeting of the Board held on January 5, 2012, the directors approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Consolidated Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

Certain directors and officers of the Company are also officers of BTC and/or BFA.

98	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended August 31, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
BRIC	$307,127,204	$246,688,173
Emerging Markets Asia	13,703,462	519,643
Emerging Markets Consumer Discretionary Sector	6,391,360	4,331,864
Emerging Markets Energy Sector Capped	3,799,118	2,135,986
Emerging Markets Growth	6,970,290	1,257,169
Emerging Markets Minimum Volatility	256,608,538	37,428,933
Emerging Markets Small Cap	11,366,668	40,610,387
Emerging Markets Value	6,709,812	1,115,470

In-kind transactions (see Note 4) for the period ended August 31, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
BRIC	$89,219,400	$177,560,937
Emerging Markets Asia	8,619,735	—
Emerging Markets Consumer Discretionary Sector	4,283,154	2,882,087
Emerging Markets Energy Sector Capped	6,671,622	4,102,533
Emerging Markets Growth	5,151,783	—
Emerging Markets Minimum Volatility	174,696,121	13,442,008
Emerging Markets Small Cap	3,844,423	25,147,268
Emerging Markets Value	4,915,911	—

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Consolidated Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	99

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Consolidated Statements of Assets and Liabilities. Securities lending income, as disclosed in the Consolidated Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2012, attributable to passive foreign investment companies, distributions paid in excess of taxable income, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares MSCI Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
BRIC	$21,253,839	$(464,864)	$(20,788,975)
Emerging Markets Asia	—	(4,395)	4,395
Emerging Markets Consumer Discretionary Sector	(180,550)	(2,515)	183,065
Emerging Markets Energy Sector Capped	(870,580)	(8,266)	878,846
Emerging Markets Growth	—	(5,596)	5,596
Emerging Markets Minimum Volatility	1,153,620	(302,989)	(850,631)
Emerging Markets Small Cap	(2,511,615)	269,798	2,241,817
Emerging Markets Value	—	(6,976)	6,976

100	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

The tax character of distributions paid during the periods ended August 31, 2012 and August 31, 2011 was as follows:

iShares MSCI Index Fund	2012	2011
BRIC
Ordinary income	$18,504,865	$22,858,814

Emerging Markets Asia
Ordinary income	$162,964	$—

Emerging Markets Consumer Discretionary Sector
Ordinary income	$26,130	$—

Emerging Markets Energy Sector Capped
Ordinary income	$168,198	—
Return of capital	6,779	—

	$174,977	$—

Emerging Markets Growth
Ordinary income	$85,048	$—

Emerging Markets Minimum Volatility
Ordinary income	$2,260,368	$—

Emerging Markets Small Cap
Ordinary income	$500,104	$—

Emerging Markets Value
Ordinary income	$148,491	$—

As of August 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Qualified Late-Year Losses [b]	Total
BRIC	$—	$(83,793,558)	$(90,525,811)	$(41,461,029)	$(215,780,398)
Emerging Markets Asia	123,992	(97,800)	(1,702,819)	—	(1,676,627)
Emerging Markets Consumer Discretionary Sector	15,100	(769,548)	(93,629)	—	(848,077)
Emerging Markets Energy Sector Capped	—	(911,455)	(502,412)	—	(1,413,867)
Emerging Markets Growth	42,036	(302,438)	(472,965)	—	(733,367)
Emerging Markets Minimum Volatility	1,897,442	(1,248,753)	4,499,062	—	5,147,751
Emerging Markets Small Cap	278,346	(62,813)	(890,376)	(8,422,428)	(9,097,271)
Emerging Markets Value	49,010	(188,505)	(1,320,767)	—	(1,460,262)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

[b]	The Funds have elected to defer certain qualified late-year losses and recognize such losses in the year ending August 31, 2013.

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	101

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2012, the Funds had capital loss carryforwards available to offset future realized capital gains through the indicated expiration dates as follows:

iShares MSCI Index Fund	Non- Expiring [a]	Expiring 2017	Expiring 2018	Expiring 2019	Total
BRIC	$63,224,174	$1,540,740	$11,268,086	$7,760,558	$83,793,558
Emerging Markets Asia	97,800	—	—	—	97,800
Emerging Markets Consumer Discretionary Sector	769,548	—	—	—	769,548
Emerging Markets Energy Sector Capped	911,455	—	—	—	911,455
Emerging Markets Growth	302,438	—	—	—	302,438
Emerging Markets Minimum Volatility	1,248,753	—	—	—	1,248,753
Emerging Markets Small Cap	62,813	—	—	—	62,813
Emerging Markets Value	188,505	—	—	—	188,505

[a]	Must be utilized prior to losses subject to expiration.

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
BRIC	$808,907,005	$55,368,235	$(145,851,730)	$(90,483,495)
Emerging Markets Asia	21,720,054	522,389	(2,225,193)	(1,702,804)
Emerging Markets Consumer Discretionary Sector	2,531,573	144,701	(238,329)	(93,628)
Emerging Markets Energy Sector Capped	2,508,999	10,583	(512,996)	(502,413)
Emerging Markets Growth	10,786,677	534,481	(1,007,291)	(472,810)
Emerging Markets Minimum Volatility	382,087,066	15,911,137	(11,409,272)	4,501,865
Emerging Markets Small Cap	9,531,867	599,932	(1,490,082)	(890,150)
Emerging Markets Value	10,356,390	251,522	(1,572,225)	(1,320,703)

Management has reviewed the tax positions as of August 31, 2012, inclusive of the open tax return years, and has determined that no provision for income tax is required in the Funds’ consolidated financial statements.

7.	LINE OF CREDIT

The Funds, along with certain other iShares funds, are a party to a $125 million credit agreement with State Street Bank and Trust Company, which expires October 31, 2012. The credit agreement was established to facilitate the funding of purchases of securities in India. The credit agreement has the following terms: a commitment fee of 0.08% per annum on the unused portion of the credit agreement and interest at a rate equal to the higher of (a) the one-month LIBOR plus 1.00% per annum or (b) the U.S. Federal Funds rate plus

102	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Consolidated Financial Statements (Continued)

iSHARES®, INC.

1.00% per annum on amounts borrowed. The commitment fee is allocated to each fund participating in the credit agreement based on each fund’s pro-rata share of the aggregate average daily value of assets invested in local Indian securities.

For the period ended August 31, 2012, the maximum amounts borrowed, the average borrowings and the average interest rates under the credit agreement were as follows:

iShares MSCI Index Fund	Maximum Amount Borrowed	Average Borrowings	Average Interest Rates
BRIC	$2,400,000	$79,558	1.26%
Emerging Markets Energy Sector Capped	22,470	456	1.24
Emerging Markets Growth	83,460	1,601	1.24
Emerging Markets Minimum Volatility	400,000	8,952	1.27
Emerging Markets Small Cap	1,500,000	32,877	1.27
Emerging Markets Value	80,250	1,539	1.24

8.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the consolidated financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the consolidated financial statement

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	103

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, and the related consolidated statements of operations and of changes in net assets and the consolidated financial highlights present fairly, in all material respects, the financial position of the iShares MSCI BRIC Index Fund, iShares MSCI Emerging Markets Asia Index Fund, iShares MSCI Emerging Markets Consumer Discretionary Sector Index Fund, iShares MSCI Emerging Markets Energy Sector Capped Index Fund, iShares MSCI Emerging Markets Growth Index Fund, iShares MSCI Emerging Markets Minimum Volatility Index Fund, iShares MSCI Emerging Markets Small Cap Index Fund, iShares MSCI Emerging Markets Value Index Fund and their subsidiaries (the “Funds”), at August 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2012

104	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal period ended August 31, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follow:

iShares MSCI Index Fund	Foreign Source Income Earned	Foreign Taxes Paid
BRIC	$27,181,189	$2,451,142
Emerging Markets Asia	387,099	51,542
Emerging Markets Consumer Discretionary Sector	82,002	6,784
Emerging Markets Energy Sector Capped	231,286	23,409
Emerging Markets Growth	177,740	17,466
Emerging Markets Minimum Volatility	5,234,180	653,827
Emerging Markets Small Cap	724,290	65,394
Emerging Markets Value	255,697	27,249

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal period ended August 31, 2012 qualified for the dividends-received deduction:

iShares MSCI Index Fund	Dividends- Received Deduction
Emerging Markets Growth	0.90%
Emerging Markets Value	0.19

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended August 31, 2012:

iShares MSCI Index Fund	Qualified Dividend Income
BRIC	$15,491,384
Emerging Markets Asia	207,904
Emerging Markets Consumer Discretionary Sector	32,914
Emerging Markets Energy Sector Capped	191,607

iShares MSCI Index Fund	Qualified Dividend Income
Emerging Markets Growth	$94,715
Emerging Markets Minimum Volatility	2,085,048
Emerging Markets Small Cap	284,657
Emerging Markets Value	155,906

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	105

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

iShares MSCI BRIC, iShares MSCI Emerging Markets Minimum Volatility, and iShares MSCI Emerging Markets Small Cap Index Funds

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Funds. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Directors, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Funds, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Funds, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Funds — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising such Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Funds, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Funds.

The Board also noted that the investment advisory fees and overall expenses for the Funds compared favorably to the investment advisory fee rates and overall expenses of the funds in their respective Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of each Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of each Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as any particular Fund, Lipper also provided, and the Board reviewed, a comparison of such Fund’s

106	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

performance to that of such relevant comparison funds for the same periods. The Board noted that the Funds generally performed in line with their respective performance benchmark indexes over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Funds. In addition, the Board noted that each Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Funds’ performance in comparison with their relevant benchmark indexes. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of each Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Funds and their shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Funds and their shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Funds. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that each Fund had met its investment objective consistently since its respective inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Funds under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Funds and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Funds based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Funds’ operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Funds. The Board also discussed BFA’s profit margin as reflected in the Funds’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Funds and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	107

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Funds already provided for breakpoints in the Funds’ investment advisory fee rates as the assets of the Funds, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Funds’ shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub-advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with substantially similar investment objectives and strategies as the Funds, except for iShares MSCI Emerging Markets Small Cap Index Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Funds, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Funds, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Funds, as publicly traded exchange traded funds, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Funds’ advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Funds were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Funds by BFA, such as payment of revenue to BTC, the Funds’ securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Funds in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Funds. The Board further noted that any portfolio transactions on behalf of the Funds placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Funds’ shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

108	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Funds and their shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	109

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
Emerging Markets Minimum Volatility	$1.21232	$—	$0.11167	$1.32399	92%	—%	8%	100%
Emerging Markets Small Cap	1.14227	—	—	1.14227	100	—	—	100

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent calendar quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

110	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI BRIC Index Fund

Period Covered: January 1, 2008 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 5.5%	3	0.26%
Greater than 5.0% and Less than 5.5%	1	0.09
Greater than 4.5% and Less than 5.0%	3	0.26
Greater than 4.0% and Less than 4.5%	2	0.18
Greater than 3.5% and Less than 4.0%	2	0.18
Greater than 3.0% and Less than 3.5%	5	0.44
Greater than 2.5% and Less than 3.0%	11	0.97
Greater than 2.0% and Less than 2.5%	26	2.29
Greater than 1.5% and Less than 2.0%	54	4.77
Greater than 1.0% and Less than 1.5%	164	14.47
Greater than 0.5% and Less than 1.0%	206	18.18
Between 0.5% and –0.5%	420	37.07
Less than –0.5% and Greater than –1.0%	136	12.00
Less than –1.0% and Greater than –1.5%	48	4.24
Less than –1.5% and Greater than –2.0%	23	2.03
Less than –2.0% and Greater than –2.5%	13	1.15
Less than –2.5% and Greater than –3.0%	5	0.44
Less than –3.0% and Greater than –3.5%	1	0.09
Less than –3.5% and Greater than –4.0%	2	0.18
Less than –4.0% and Greater than –4.5%	2	0.18
Less than –4.5% and Greater than –5.0%	2	0.18
Less than –5.0% and Greater than –5.5%	1	0.09
Less than –5.5%	3	0.26

	1,133	100.00%

SUPPLEMENTAL INFORMATION	111

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Emerging Markets Asia Index Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	1.59%
Greater than 1.5% and Less than 2.0%	9	14.29
Greater than 1.0% and Less than 1.5%	8	12.70
Greater than 0.5% and Less than 1.0%	5	7.94
Between 0.5% and –0.5%	26	41.26
Less than –0.5% and Greater than –1.0%	6	9.52
Less than –1.0% and Greater than –1.5%	5	7.94
Less than –1.5% and Greater than –2.0%	3	4.76

	63	100.00%

iShares MSCI Emerging Markets Consumer Discretionary Index Sector Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0% and Less than 2.5%	1	1.59%
Greater than 1.5% and Less than 2.0%	1	1.59
Greater than 1.0% and Less than 1.5%	5	7.94
Greater than 0.5% and Less than 1.0%	13	20.64
Between 0.5% and –0.5%	30	47.61
Less than –0.5% and Greater than –1.0%	6	9.52
Less than –1.0% and Greater than –1.5%	6	9.52
Less than –1.5%	1	1.59

	63	100.00%

iShares MSCI Emerging Markets Energy Sector Capped Index Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	3	4.76%
Greater than 1.0% and Less than 1.5%	10	15.87
Greater than 0.5% and Less than 1.0%	15	23.82
Between 0.5% and –0.5%	29	46.03
Less than –0.5% and Greater than –1.0%	3	4.76
Less than –1.0% and Greater than –1.5%	3	4.76

	63	100.00%

112	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Emerging Markets Growth Index Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	2	3.17%
Greater than 1.0% and Less than 1.5%	2	3.17
Greater than 0.5% and Less than 1.0%	13	20.64
Between 0.5% and –0.5%	33	52.39
Less than –0.5% and Greater than –1.0%	9	14.29
Less than –1.0% and Greater than –1.5%	2	3.17
Less than –1.5% and Greater than –2.0%	2	3.17

	63	100.00%

iShares MSCI Emerging Markets Minimum Volatility Index Fund

Period Covered: January 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	0.80%
Greater than 1.5% and Less than 2.0%	9	7.20
Greater than 1.0% and Less than 1.5%	19	15.20
Greater than 0.5% and Less than 1.0%	39	31.20
Between 0.5% and –0.5%	43	34.40
Less than –0.5% and Greater than –1.0%	9	7.20
Less than –1.0% and Greater than –1.5%	4	3.20
Less than –1.5% and Greater than –2.0%	1	0.80

	125	100.00%

SUPPLEMENTAL INFORMATION	113

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Emerging Markets Small Cap Index Fund

Period Covered: October 1, 2011 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.5%	3	1.59%
Greater than 3.0% and Less than 3.5%	2	1.06
Greater than 2.5% and Less than 3.0%	3	1.59
Greater than 2.0% and Less than 2.5%	6	3.19
Greater than 1.5% and Less than 2.0%	19	10.11
Greater than 1.0% and Less than 1.5%	25	13.30
Greater than 0.5% and Less than 1.0%	30	15.96
Between 0.5% and –0.5%	55	29.26
Less than –0.5% and Greater than –1.0%	24	12.77
Less than –1.0% and Greater than –1.5%	12	6.38
Less than –1.5% and Greater than –2.0%	4	2.13
Less than –2.0% and Greater than –2.5%	5	2.66

	188	100.00%

iShares MSCI Emerging Markets Value Index Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 2.0%	1	1.59%
Greater than 1.5% and Less than 2.0%	4	6.35
Greater than 1.0% and Less than 1.5%	12	19.05
Greater than 0.5% and Less than 1.0%	10	15.87
Between 0.5% and –0.5%	29	46.03
Less than –0.5% and Greater than –1.0%	6	9.52
Less than –1.0% and Greater than –1.5%	1	1.59

	63	100.00%

114	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director of iShares, Inc. also serves as a Trustee of iShares Trust, a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Director and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Trustee of iShares Trust (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Director (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”)
		(2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

DIRECTOR AND OFFICER INFORMATION	115

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Director (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Trustee of iShares Trust (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Director (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Director (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Director (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

116	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
John E. Martinez (51)	Director (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Director (since 2002).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Trustee of iShares Trust (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Director (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

DIRECTOR AND OFFICER INFORMATION	117

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

118	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-810-0812

August 31, 2012

2012 Annual Report

iShares, Inc.

iShares MSCI All Country World Minimum Volatility Index Fund  |  ACWV  |  NYSE Arca

iShares MSCI Emerging Markets EMEA Index Fund  |  EEME  |  NASDAQ

iShares MSCI World Index Fund  |  URTH  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
12.41%	13.02%	12.19%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 10/18/11.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (10/20/11), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector/Investment Type	Percentage of Net Assets

Consumer Non-Cyclical	33.94%
Financial	13.91
Communications	12.28
Consumer Cyclical	10.96
Utilities	8.31
Energy	6.76
Technology	4.84
Industrial	4.45
Basic Materials	3.89
Exchange-Traded Funds	0.28
Diversified	0.07
Short-Term and Other Net Assets	0.31

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Johnson & Johnson	2.13%
Automatic Data Processing Inc.	1.51
Amgen Inc.	1.50
TransCanada Corp. (Canada)	1.49
Abbott Laboratories	1.44
Enbridge Inc. (Canada)	1.41
Southern Co. (The)	1.38
Kinder Morgan Inc.	1.32
McDonald’s Corp.	1.27
NTT DOCOMO Inc. (Japan)	1.25

TOTAL	14.70%

The iShares MSCI All Country World Minimum Volatility Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI All Country World Minimum Volatility Index (the “Index”). The Index is designed to measure the combined performance of equity securities in both emerging and developed markets that have lower absolute volatility. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from October 18, 2011 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was 12.41%, net of fees, while the total return for the Index was 12.19%.

As represented by the Index, lower-volatility stocks worldwide posted double-digit gains for the reporting period. Shortly after the beginning of the reporting period, the Index began a broad rally as signs of improving economic growth, particularly in the U.S. and U.K., boosted investor confidence. The rally in low-volatility stocks lasted through the first quarter of 2012. The Index lost some of its previous gains in April and May 2012 as global economic activity decelerated, putting downward pressure on global equity markets. In particular, the continuing sovereign debt crisis in Europe had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. However, global stocks bottomed in June 2012 and moved gradually higher over the last three months of the reporting period as investors grew more comfortable with the economic environment and Europe’s efforts to solve its sovereign debt crisis.

Currency fluctuations had a modestly negative impact on Index performance for the reporting period (in local currency terms, the Index returned 12.91% for the reporting period). The U.S. dollar was largely unchanged against the Canadian dollar but appreciated by 2% versus the Japanese yen and 6% against the Swiss franc; excluding the U.S., Japan, Canada, and Switzerland were the largest country weightings in the Index. The stronger U.S. dollar lowered international equity returns for U.S. investors.

On a regional basis, the U.S. equity market (which comprised just over half of the Index as of August 31, 2012) posted the best returns, gaining nearly 17% for the reporting period. The U.S. economy held up better than other regions of the globe during the reporting period, providing a favorable backdrop for U.S. stocks. The European stocks in the Index gained about 8% for the reporting period, while Index stocks in the Asia/Pacific region advanced by roughly 12%.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

One additional factor favoring the Index was its relatively high dividend yield, which was approximately 4% as of the end of the reporting period. Dividend payouts helped boost the performance of the Index.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
2.91%	3.38%	3.36%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/18/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/19/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets
Financial	25.34%
Energy	21.38
Basic Materials	15.56
Communications	15.05
Consumer Non-Cyclical	7.66
Consumer Cyclical	4.52
Diversified	4.24
Utilities	3.24
Industrial	1.71
Technology	0.41
Short-Term and Other Net Assets	0.89

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets
Gazprom OAO (Russia)	8.16%
MTN Group Ltd. (South Africa)	4.99
LUKOIL OAO (Russia)	4.55
Sberbank of Russia (Russia)	3.85
Sasol Ltd. (South Africa)	3.70
Naspers Ltd. Class N (South Africa)	3.59
Standard Bank Group Ltd. (South Africa)	2.53
AngloGold Ashanti Ltd. (South Africa)	1.88
NovaTek OAO SP GDR (Russia)	1.72
Mobile TeleSystems OJSC SP ADR (Russia)	1.66

TOTAL	36.63%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI Emerging Markets EMEA Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI Emerging Markets EMEA Index (the “Index”). The Index is designed to measure the performance of equity securities in the emerging market countries of Europe, the Middle East and Africa. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 18, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was 2.91%, net of fees, while the total return for the Index was 3.36%.

As represented by the Index, stock markets in Eastern Europe, the Middle East, and Africa advanced for the reporting period. The Index posted a positive return despite a broad slowdown in global economic growth, driven in large part by a continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth. Exports to developed regions of the world are an important component of emerging economies, and a marked decline in exports to Europe weighed on economic activity in many countries represented in the Index.

Nonetheless, most of these economies held up reasonably well thanks to improving domestic consumption. One factor contributing to domestic demand was a series of interest rate cuts by central banks in a number of countries represented in the Index, including Russia, South Africa, and Hungary. The resulting reduction in borrowing costs boosted domestic economic activity, which helped offset weaker export demand.

Currency fluctuations detracted from Index performance; in local currency terms, the Index returned 5.94% for the reporting period. The difference resulted from a stronger U.S. dollar, which lowered international equity returns for U.S. investors. The U.S. dollar appreciated by 5% versus the South African rand and 2.5% against the Russian ruble for the reporting period. South Africa and Russia were the largest components of the Index, comprising more than three-quarters of the Index as of August 31, 2012.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

South Africa, the largest country weighting in the Index (comprising more than 40% of the Index), posted a modest gain for the reporting period. A major exporter of minerals, South Africa saw its exports weaken amid falling demand for commodities, but improving industrial production and retail spending domestically helped support the South African economy. Russia, which comprised approximately 35% of the Index on average, was one of two markets in the Index to decline for the reporting period. Falling energy prices, particularly a sharp decline in the price of oil during the second quarter of 2012, weighed on the Russian equity market. Turkey was among the top-performing stock markets in the Index, gaining more than 25% for the reporting period. Turkey increased its exports to countries in the Middle East and North Africa, where growth has been more robust than in Europe and other developed nations.

From a sector perspective, seven of the ten sectors in the Index advanced for the reporting period. The health care and consumer discretionary sectors posted the best returns, each gaining more than 20% for the reporting period. Financials, the largest sector weighting in the Index as of August 31, 2012, also generated a strong return, advancing by approximately 15%. The only sectors of the Index to register negative returns were materials, utilities, and energy, all of which were adversely affected by the decline in commodity prices.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI WORLD INDEX FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
7.76%	8.34%	7.68%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/10/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (1/12/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI WORLD INDEX FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*	Percentage of Net Assets
Consumer Non-Cyclical	21.28%
Financial	18.45
Energy	10.72
Industrial	10.46
Consumer Cyclical	9.58
Communications	9.46
Technology	9.29
Basic Materials	6.19
Utilities	3.54
Diversified	0.62
Short-Term and Other Net Assets	0.41

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets
Apple Inc.	2.53%
Exxon Mobil Corp.	1.68
Microsoft Corp.	0.94
Chevron Corp.	0.89
General Electric Co.	0.88
AT&T Inc.	0.88
International Business Machines Corp.	0.86
Nestle SA Registered (Switzerland)	0.83
Johnson & Johnson	0.76
Procter & Gamble Co. (The)	0.75

TOTAL	11.00%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.

The iShares MSCI World Index Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI World Index (the “Index”). The Index is designed to measure the performance of equity securities in the top 85% of equity market capitalization, as calculated by the index provider, in certain developed market countries. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 10, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was 7.76%, net of fees, while the total return for the Index was 7.68%.

As represented by the Index, stocks worldwide advanced for the reporting period. As the period began, global equity markets were in the midst of a broad rally as signs of improving economic growth, particularly in the U.S. and U.K., boosted investor confidence. After peaking in late March 2012, however, global stocks declined as global economic activity began to decelerate. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. Weaker economic growth in the U.S. and China also weighed on equity markets worldwide. Global stocks bottomed in June 2012 and moved gradually higher over the last three months of the reporting period as investors grew more comfortable with the economic environment and Europe’s efforts to solve its sovereign debt crisis.

Currency fluctuations had a modestly positive impact on Index performance for the reporting period (in local currency terms, the Index returned 7.47% for the reporting period). The U.S. dollar depreciated by 2% versus the British pound and was largely unchanged against the Canadian dollar; excluding the U.S., the U.K. and Canada were the largest country weightings in the Index. The U.S. dollar also appreciated by 2% versus both the Japanese yen and the euro. The net result of the U.S. dollar’s fluctuations against various currencies during the reporting period was a slight overall decline, which boosted Index performance for U.S. investors.

On a regional basis, the U.S. equity market (which comprised approximately half of the Index as of August 31, 2012) returned about 10% for the reporting period. The U.S. economy held up better than other regions of the globe during the reporting period, providing a favorable

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI WORLD INDEX FUND

backdrop for U.S. stocks. The remainder of the Index was split between equity markets in Europe, which gained about 7% for the reporting period, and the Asia/Pacific region, which rose by 3.5%. Stocks in the Asia/Pacific region were held in check by declining exports resulting from decelerating economic growth in the U.S. and Europe.

From a sector perspective, eight of the ten sectors in the Index advanced for the reporting period. Information technology generated the largest returns for the reporting period, gaining about 13%. Financials, the largest sector weighting in the Index as of August 31, 2012, and the two consumer sectors — consumer discretionary and consumer staples — also posted double-digit gains for the reporting period. The only two sectors in the Index to decline for the reporting period were energy and materials, which were both adversely impacted by a substantial decline in commodity prices.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Index Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
All Country World Minimum Volatility
Actual	$1,000.00	$1,047.60	0.23%	$1.18
Hypothetical (5% return before expenses)	1,000.00	1,024.00	0.23	1.17
Emerging Markets EMEA
Actual	1,000.00	908.10	0.49	2.35
Hypothetical (5% return before expenses)	1,000.00	1,022.70	0.49	2.49
World
Actual	1,000.00	999.60	0.24	1.21
Hypothetical (5% return before expenses)	1,000.00	1,023.90	0.24	1.22

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.24%

BELGIUM — 0.15%
Belgacom SA	29,380	$872,509

		872,509
CANADA — 6.62%
Barrick Gold Corp.	20,280	781,114
BCE Inc.	94,016	4,174,678
Bell Aliant Inc.	29,016	772,996
Enbridge Inc.	207,688	8,167,778
Fairfax Financial Holdings Ltd.	8,216	3,090,168
Franco-Nevada Corp.	20,540	1,064,413
Goldcorp Inc.	30,524	1,251,767
Intact Financial Corp.	26,156	1,592,923
Pembina Pipeline Corp.	10,556	285,815
Rogers Communications Inc. Class B	16,536	666,400
Thomson Reuters Corp.	150,072	4,254,967
Tim Hortons Inc.	65,260	3,293,254
TMX Group Inc.	6,188	312,582
TransCanada Corp.	190,892	8,588,544

		38,297,399
CHILE — 0.47%
Banco de Credito e Inversiones	12,078	761,822
Empresa Nacional de Electricidad SA	205,504	339,524
LATAM Airlines Group SA	68,016	1,612,247

		2,713,593
CHINA — 2.08%
China Construction Bank Corp. Class H	3,120,000	2,051,507
China Minsheng Banking Corp. Ltd. Class H	780,000	635,565
China Mobile Ltd.	416,000	4,440,909
China Resources Gas Group Ltd.[a]	208,000	409,229
China Resources Power Holdings Co. Ltd.	624,000	1,333,882
Inner Mongolia Yitai Coal Co. Ltd. Class B	83,200	453,107
Jiangsu Expressway Co. Ltd. Class H	520,000	428,403
Kunlun Energy Co. Ltd.[a]	208,000	355,594
Tingyi (Cayman Islands) Holding Corp.[a]	520,000	1,538,630
Zhejiang Expressway Co. Ltd. Class H	624,000	411,910

		12,058,736
COLOMBIA — 0.31%
Cementos Argos SA	78,676	306,250
Corporacion Financiera Colombiana SA	16,588	300,112

Security	Shares	Value

Grupo Argos SA	120,744	$1,165,073

		1,771,435
CZECH REPUBLIC — 0.11%
Telefonica O2 Czech Republic AS	30,940	656,091

		656,091
DENMARK — 0.17%
Novo Nordisk A/S Class B	6,396	1,009,468

		1,009,468
EGYPT — 0.16%
Commercial International Bank Egypt SAE	184,236	908,387

		908,387
FINLAND — 0.05%
Orion OYJ Class B	12,792	263,149

		263,149
FRANCE — 0.34%
Eutelsat Communications	50,648	1,560,294
Societe BIC SA	4,004	431,875

		1,992,169
HONG KONG — 3.37%
Cheung Kong Infrastructure Holdings Ltd.	156,000	943,291
CLP Holdings Ltd.	650,000	5,417,889
Hang Seng Bank Ltd.[a]	312,000	4,440,909
Hopewell Holdings Ltd.	260,000	833,006
Link REIT (The)	858,000	3,827,468
MTR Corp. Ltd.	598,000	2,143,355
Power Assets Holdings Ltd.	234,000	1,896,135

		19,502,053
INDONESIA — 1.12%
PT Bank Central Asia Tbk	2,054,000	1,669,481
PT Telekomunikasi Indonesia (Persero) Tbk	3,328,000	3,245,978
PT Unilever Indonesia Tbk	546,000	1,551,820

		6,467,279
ISRAEL — 0.53%
Bezeq The Israel Telecommunication Corp. Ltd.[a]	507,156	576,163
NICE Systems Ltd.[b]	24,544	770,468
Teva Pharmaceutical Industries Ltd.	42,640	1,700,777

		3,047,408

SCHEDULES OF INVESTMENTS	15

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

August 31, 2012

Security	Shares	Value

JAPAN — 13.15%
ABC-MART Inc.	10,400	$434,994
All Nippon Airways Co. Ltd.[a]	416,000	919,131
Bank of Kyoto Ltd. (The)	104,000	824,828
Benesse Holdings Inc.	26,000	1,286,718
Chugai Pharmaceutical Co. Ltd.	62,400	1,243,218
Chugoku Bank Ltd. (The)	104,000	1,419,872
Eisai Co. Ltd.	67,600	3,086,462
FamilyMart Co. Ltd.	20,800	1,002,810
Gunma Bank Ltd. (The)	156,000	820,843
Hachijuni Bank Ltd. (The)	156,000	856,705
Itochu Techno-Solutions Corp.	10,400	569,808
Iyo Bank Ltd. (The)	104,000	843,423
Japan Real Estate Investment Corp.	104	1,014,764
Jupiter Telecommunications Co. Ltd.	676	689,813
Kamigumi Co. Ltd.	104,000	835,453
Keikyu Corp.	156,000	1,522,146
Keio Corp.	104,000	814,202
Kintetsu Corp.[a]	208,000	855,377
Lawson Inc.	20,800	1,593,870
McDonald’s Holdings Co. (Japan) Ltd.	26,000	737,165
Miraca Holdings Inc.	26,000	1,163,857
Mitsubishi Tanabe Pharma Corp.	83,200	1,233,655
Nexon Co. Ltd.[b]	41,600	599,826
Nippon Building Fund Inc.	104	1,051,954
Nissin Foods Holdings Co. Ltd.	20,800	803,576
Nitori Holdings Co. Ltd.	13,000	1,301,660
NTT DOCOMO Inc.	4,264	7,253,701
Odakyu Electric Railway Co. Ltd.	260,000	2,759,387
Ono Pharmaceutical Co. Ltd.	31,200	1,936,552
Oracle Corp. Japan	15,600	754,100
Oriental Land Co. Ltd.	20,800	2,805,211
Osaka Gas Co. Ltd.	416,000	1,817,011
Otsuka Holdings Co. Ltd.	46,800	1,427,310
Rakuten Inc.	72,800	702,897
Rinnai Corp.	10,400	757,088
Sankyo Co. Ltd.	15,600	720,230
Santen Pharmaceutical Co. Ltd.	26,000	1,128,991
Secom Co. Ltd.	62,400	3,151,877
Seven Bank Ltd.	208,000	573,793
Shikoku Electric Power Co. Inc.	31,200	378,942
Shimamura Co. Ltd.	10,400	1,233,921
Shizuoka Bank Ltd. (The)	208,000	2,159,693

Security	Shares	Value

Suzuken Co. Ltd.	26,000	$880,281
Taisho Pharmaceutical Holdings Co. Ltd.	10,400	838,110
Takeda Pharmaceutical Co. Ltd.	135,200	6,336,960
Toho Co. Ltd.	20,800	361,543
Tokyo Gas Co. Ltd.	728,000	4,016,552
TonenGeneral Sekiyu K.K.	104,000	879,285
Tsumura & Co.	26,000	801,252
Unicharm Corp.	26,000	1,512,516
West Japan Railway Co.	62,400	2,729,502
Yamazaki Baking Co. Ltd.	52,000	683,372

		76,126,207
MALAYSIA — 1.37%
Berjaya Sports Toto Bhd	312,000	440,365
Bumi Armada Bhd(b)	405,600	491,990
Hong Leong Bank Bhd	78,000	335,516
Malayan Banking Bhd	327,600	959,366
Maxis Communications Bhd	754,000	1,698,883
Petronas Dagangan Bhd	88,400	633,753
Petronas Gas Bhd	109,200	677,323
Public Bank Bhd Foreign	436,800	2,004,709
Telekom Malaysia Bhd	364,000	708,312

		7,950,217
PERU — 0.22%
Compania de Minas Buenaventura SA SP ADR	36,452	1,263,426

		1,263,426
PHILIPPINES — 0.38%
Bank of the Philippine Islands	307,320	547,808
Philippine Long Distance Telephone Co.	18,720	1,219,080
San Miguel Corp.	157,560	419,411

		2,186,299
SINGAPORE — 1.85%
ComfortDelGro Corp. Ltd.	936,000	1,256,854
Oversea-Chinese Banking Corp. Ltd.	260,000	1,936,348
Singapore Airlines Ltd.[a]	208,000	1,775,854
Singapore Press Holdings Ltd.[a]	10,000	31,826
Singapore Telecommunications Ltd.	1,716,000	4,663,492
StarHub Ltd.[a]	364,000	1,053,423

		10,717,797
SPAIN — 0.28%
Amadeus IT Holding SA Class A	48,308	1,081,446

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

August 31, 2012

Security	Shares	Value

Bankia SAb	297,076	$533,986

		1,615,432
SWITZERLAND — 5.04%
Givaudan SA Registered[b]	2,756	2,606,714
Lindt & Spruengli AG Registered[b]	52	1,885,450
Nestle SA Registered	106,184	6,615,600
Novartis AG Registered	108,524	6,408,225
Roche Holding AG Genusschein	10,712	1,954,383
Schindler Holding AG Participation Certificates	2,652	313,196
SGS SA Registered	1,976	3,995,146
Swiss Prime Site AG Registered[b]	19,708	1,625,093
Swisscom AG Registered	9,360	3,767,189

		29,170,996
TAIWAN — 4.00%
Advantech Co. Ltd.	104,000	361,123
Chang Hwa Commercial Bank Ltd.	556,400	287,015
China Steel Corp.	3,694,050	3,163,580
Chunghwa Telecom Co. Ltd.	1,560,000	4,713,699
Far EasTone Telecommunications Co. Ltd.	676,000	1,665,680
First Financial Holding Co. Ltd.	1,102,400	638,598
Formosa Petrochemical Corp.	416,000	1,186,151
Fubon Financial Holding Co. Ltd.	379,031	376,487
Inventec Corp.	961,830	314,712
MStar Semiconductor Inc.	104,000	828,153
Synnex Technology International Corp.	520,000	1,159,761
Taiwan Cooperative Financial Holding Co. Ltd.	1,686,550	926,304
Taiwan Mobile Co. Ltd.	676,000	2,505,292
Taiwan Semiconductor Manufacturing Co. Ltd.	1,716,000	4,772,555
U-Ming Marine Transport Corp.	156,000	234,383

		23,133,493
THAILAND — 0.82%
Advanced Information Service PCL NVDR	214,000	1,481,985
Bangkok Bank PCL Foreign	57,200	352,309
Bangkok Bank PCL NVDR	62,400	374,380
BEC World PCL NVDR	280,800	465,984
Charoen Pokphand Foods PCL NVDR	384,800	389,896
CP All PCL NVDR	1,544,400	1,700,393

		4,764,947

Security	Shares	Value

UNITED KINGDOM — 4.38%
Aon PLC	109,252	$5,676,734
Babcock International Group PLC	77,376	1,151,575
British Sky Broadcasting Group PLC	28,288	341,927
Capita PLC	195,624	2,243,395
Compass Group PLC	228,540	2,573,681
Experian PLC	24,596	392,233
Pearson PLC	123,604	2,346,101
Reckitt Benckiser Group PLC	27,508	1,555,447
Reed Elsevier PLC	243,516	2,283,988
Serco Group PLC	204,464	1,826,778
Shire PLC	38,636	1,175,801
SSE PLC	58,084	1,262,086
Unilever PLC	8,528	306,669
Vodafone Group PLC	449,644	1,296,259
Wm Morrison Supermarkets PLC	204,672	910,254

		25,342,928
UNITED STATES — 52.27%
3M Co.	3,120	288,912
Abbott Laboratories	127,192	8,336,164
Activision Blizzard Inc.	181,844	2,138,485
Advance Auto Parts Inc.	29,432	2,093,204
Airgas Inc.	3,900	323,973
Allergan Inc.	3,068	264,247
Altria Group Inc.	100,568	3,415,289
American Capital Agency Corp.	129,948	4,527,388
AmerisourceBergen Corp.	79,612	3,066,654
Amgen Inc.	103,116	8,653,495
Annaly Capital Management Inc.[a]	397,748	6,885,018
Arch Capital Group Ltd.[a,b]	55,172	2,201,915
AT&T Inc.	81,796	2,997,005
Automatic Data Processing Inc.	150,540	8,743,363
AutoZone Inc.[b]	10,868	3,930,303
Becton, Dickinson and Co.	40,924	3,109,406
Bristol-Myers Squibb Co.	63,232	2,087,288
C.H. Robinson Worldwide Inc.	7,592	429,783
C.R. Bard Inc.	31,772	3,117,151
Campbell Soup Co.	76,960	2,704,374
Chevron Corp.	13,624	1,528,068
Church & Dwight Co. Inc.	51,584	2,823,708
Clorox Co. (The)	40,456	2,943,174
Coca-Cola Co. (The)	123,968	4,636,403

SCHEDULES OF INVESTMENTS	17

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

August 31, 2012

Security	Shares	Value

Colgate-Palmolive Co.	52,832	$5,616,570
Consolidated Edison Inc.	102,024	6,184,695
Costco Wholesale Corp.	4,992	488,567
DIRECTV[b]	26,572	1,384,135
Dollar General Corp.[b]	17,056	871,050
Dollar Tree Inc.[b]	97,916	4,716,614
Dominion Resources Inc.	34,112	1,790,198
Duke Energy Corp.	43,056	2,789,168
Dun & Bradstreet Corp. (The)	17,264	1,397,521
Ecolab Inc.	110,708	7,088,633
Eli Lilly and Co.	136,448	6,127,880
Everest Re Group Ltd.	20,072	2,080,664
Exxon Mobil Corp.	73,996	6,459,851
Family Dollar Stores Inc.	35,516	2,260,238
Forest Laboratories Inc.[b]	26,936	934,410
General Mills Inc.	169,104	6,650,860
H.J. Heinz Co.	5,408	301,334
Health Care REIT Inc.[a]	83,408	4,874,363
Hershey Co. (The)	32,864	2,360,292
Hormel Foods Corp.	58,760	1,687,587
International Business Machines Corp.	19,708	3,840,104
Intuit Inc.	42,276	2,474,837
J.M. Smucker Co. (The)	42,016	3,570,100
Johnson & Johnson	183,144	12,349,400
Kellogg Co.	92,300	4,674,995
Kimberly-Clark Corp.	65,416	5,468,778
Kinder Morgan Inc.	213,356	7,631,744
Kinder Morgan Management LLC[a,b]	39,988	2,963,911
Kroger Co. (The)	23,244	517,876
Laboratory Corp. of America Holdings[b]	30,680	2,698,306
Marsh & McLennan Companies Inc.	104,624	3,575,002
McCormick & Co. Inc. NVS	43,524	2,674,115
McDonald’s Corp.	82,264	7,361,805
Microsoft Corp.	180,492	5,562,763
Newmont Mining Corp.	6,344	321,514
NextEra Energy Inc.	7,540	507,517
O’Reilly Automotive Inc.[b]	47,892	4,068,425
PartnerRe Ltd.[a]	26,416	1,938,934
Paychex Inc.	133,068	4,425,842
People’s United Financial Inc.	130,468	1,561,702
PepsiCo Inc.	64,584	4,677,819
PG&E Corp.	125,632	5,453,685
Procter & Gamble Co. (The)	101,192	6,799,090

Security	Shares	Value

Raytheon Co.	8,788	$496,698
RenaissanceRe Holdings Ltd.	19,448	1,502,358
Ross Stores Inc.	60,788	4,205,922
SAIC Inc.	109,408	1,335,872
Sherwin-Williams Co. (The)	32,656	4,672,420
Southern Co. (The)	175,864	7,971,915
Stericycle Inc.[a,b]	29,640	2,712,653
Synopsys Inc.[b]	58,604	1,935,690
Target Corp.	34,684	2,222,898
TJX Companies Inc. (The)	57,564	2,635,856
Total System Services Inc.	64,272	1,489,825
Travelers Companies Inc. (The)	35,412	2,292,573
VeriSign Inc.[b]	8,892	423,971
Verisk Analytics Inc. Class Ab	51,688	2,507,902
Verizon Communications Inc.	108,264	4,648,856
W.R. Berkley Corp.	43,992	1,644,421
Wal-Mart Stores Inc.	77,844	5,651,474
Washington Post Co. (The) Class B	2,028	714,870
Waste Management Inc.	98,228	3,396,724
Wisconsin Energy Corp.	84,396	3,203,672
Xcel Energy Inc.	94,640	2,639,510
Xilinx Inc.	40,404	1,370,100
Yum! Brands Inc.	6,604	420,807

		302,524,651

TOTAL COMMON STOCKS (Cost: $554,895,954)		574,356,069

INVESTMENT COMPANIES — 0.28%

EXCHANGE-TRADED FUNDS — 0.28%
iShares S&P India Nifty 50 Index Fund[c]	73,268	1,640,470

		1,640,470

TOTAL INVESTMENT COMPANIES (Cost: $1,526,942)		1,640,470

PREFERRED STOCKS — 0.17%

COLOMBIA — 0.17%
Banco Davivienda SA	37,180	438,251
Grupo Argos SA	17,992	173,607
Grupo Aval Acciones y Valores SA	625,040	394,077

		1,005,935

TOTAL PREFERRED STOCKS (Cost: $1,051,652)		1,005,935

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI ALL COUNTRY WORLD MINIMUM VOLATILITY INDEX FUND

August 31, 2012

Security	Shares	Value

SHORT-TERM INVESTMENTS — 3.91%

MONEY MARKET FUNDS — 3.91%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c],d,e	20,805,217	$20,805,217
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	1,576,648	1,576,648
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	246,190	246,190

		22,628,055

TOTAL SHORT-TERM INVESTMENTS (Cost: $22,628,055)		22,628,055

TOTAL INVESTMENTS IN SECURITIES — 103.60% (Cost: $580,102,603)		599,630,529
Other Assets, Less Liabilities — (3.60)%		(20,854,941)

NET ASSETS — 100.00%		$578,775,588

NVDR  —  Non-Voting Depositary Receipts

NVS  —  Non-Voting Shares

SP ADR  —  Sponsored American Depositary Receipts

[a]	All or a portion of this security represents a security on loan. See Note 5.
[b]	Non-income earning security.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	19

Schedule of Investments

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.66%

CZECH REPUBLIC — 2.03%
CEZ AS	2,764	$108,550
Komercni Banka AS	272	52,791
Telefonica O2 Czech Republic AS	2,274	48,221

		209,562
EGYPT — 1.97%
Commercial International Bank Egypt SAE SP GDR	15,000	76,500
Orascom Construction Industries SAE SP GDR	1,868	83,967
Orascom Telecom Holding SAE SP GDR[a,b]	14,950	43,803

		204,270
HUNGARY — 1.51%
Magyar Telekom Telecommunications PLC	8,992	17,063
MOL Hungarian Oil and Gas PLC	618	45,537
OTP Bank Nyrt	3,370	53,473
Richter Gedeon Nyrt	236	40,282

		156,355
POLAND — 7.86%
Asseco Poland SA	1,234	16,496
Bank Handlowy w Warszawie SA	540	12,726
Bank Millennium SAa	9,446	9,992
Bank Pekao SA	1,914	86,866
BRE Bank SAa	234	21,515
Cyfrowy Polsat SAa	3,868	16,039
ENEA SA	2,484	12,337
Eurocash SA	922	11,114
Grupa Lotos SAa	770	6,145
Jastrzebska Spolka Weglowa SA	612	16,193
Kernel Holding SAa	862	17,664
KGHM Polska Miedz SA	2,232	87,375
Polska Grupa Energetyczna SA	12,176	68,580
Polski Koncern Naftowy Orlen SAa	5,000	58,840
Polskie Gornictwo Naftowe i Gazownictwo SAa	30,860	37,851
Powszechna Kasa Oszczednosci Bank Polski SA	12,070	129,492
Powszechny Zaklad Ubezpieczen SA	888	92,458
Synthos SA	8,106	13,338
Tauron Polska Energia SA	18,864	27,742

Security	Shares	Value

Telekomunikacja Polska SA	12,642	$63,242
TVN SA	3,346	7,069

		813,074
RUSSIA — 31.41%
Federal Grid Co. of Unified Energy System OJSC[a]	5,360,000	33,145
Gazprom OAO	173,220	843,492
IDGC Holding JSC[a]	310,000	16,572
Inter RAO UES OJSC[a]	21,400,000	17,153
LSR Group OJSC SP GDR[b]	3,748	15,461
LUKOIL OAO	8,274	470,324
Magnit OJSC SP GDR[b]	4,558	145,355
Mechel OAO SP ADR	3,810	21,831
MMC Norilsk Nickel OJSC	780	115,201
Mobile TeleSystems OJSC SP ADR	9,340	171,949
NovaTek OAO SP GDR[b]	1,492	177,996
Novolipetsk Steel OJSC SP GDR[b]	972	17,574
Rosneft Oil Co. OJSC	20,540	122,514
Rostelecom OJSC	20,100	76,765
RusHydro OJSC	2,024,000	51,158
Sberbank of Russia	138,080	397,959
Severstal OAO	2,320	26,513
Sistema JSFC SP GDR[b]	1,950	38,434
Surgutneftegas OJSC	115,600	99,711
Tatneft OAO	23,240	140,754
TMK OAO SP GDR[b]	890	12,238
Uralkali OJSC	21,840	166,889
VTB Bank OJSC	42,640,000	70,443

		3,249,431
SOUTH AFRICA — 43.25%
Absa Group Ltd.	4,558	76,927
African Bank Investments Ltd.	11,084	42,740
African Rainbow Minerals Ltd.	1,598	27,870
Anglo American Platinum Ltd.	1,098	54,576
AngloGold Ashanti Ltd.	6,242	194,692
ArcelorMittal South Africa Ltd.[a]	3,058	14,730
Aspen Pharmacare Holdings Ltd.[a]	4,858	82,716
Assore Ltd.	556	20,186
Aveng Ltd.	6,238	22,773
Barloworld Ltd.	3,238	27,276
Bidvest Group Ltd.	4,710	113,999
Discovery Holdings Ltd.	4,656	31,863

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

August 31, 2012

Security	Shares	Value

Exxaro Resources Ltd.	1,834	$32,559
FirstRand Ltd.	50,476	164,391
Foschini Group Ltd. (The)	3,464	55,483
Gold Fields Ltd.	11,740	140,724
Growthpoint Properties Ltd.	28,656	93,259
Harmony Gold Mining Co. Ltd.	6,478	52,448
Impala Platinum Holdings Ltd.	8,710	137,442
Imperial Holdings Ltd.	2,914	70,581
Investec Ltd.	3,828	23,140
Kumba Iron Ore Ltd.	1,216	69,251
Liberty Holdings Ltd.	1,882	20,500
Life Healthcare Group Holdings Ltd.	15,268	57,786
Massmart Holdings Ltd.	2,026	40,900
MMI Holdings Ltd.	17,546	40,511
Mr. Price Group Ltd.	3,584	57,873
MTN Group Ltd.	27,724	516,423
Naspers Ltd. Class N	6,396	371,080
Nedbank Group Ltd.	3,290	72,213
Netcare Ltd.	15,624	32,496
Northam Platinum Ltd.	4,370	13,999
Pick’n Pay Stores Ltd.	4,792	25,261
Pretoria Portland Cement Co. Ltd.	7,622	24,055
Redefine Properties Ltd.	50,778	57,836
Remgro Ltd.	7,564	129,140
Reunert Ltd.	3,028	25,565
RMB Holdings Ltd.	12,306	53,087
RMI Holdings Ltd.	10,526	23,728
Sanlam Ltd.	28,350	124,385
Sappi Ltd.[a]	8,136	22,684
Sasol Ltd.	8,904	383,194
Shoprite Holdings Ltd.	7,002	140,389
SPAR Group Ltd. (The)	2,930	43,071
Standard Bank Group Ltd.	19,846	261,364
Steinhoff International Holdings Ltd.[a]	17,686	55,124
Tiger Brands Ltd.	2,620	86,074
Truworths International Ltd.	7,318	82,700
Vodacom Group Ltd.	5,808	73,719
Woolworths Holdings Ltd.	12,418	88,400

		4,473,183
TURKEY — 9.63%
Akbank TAS	28,306	111,789
Anadolu Efes Biracilik ve Malt Sanayii AS	3,218	44,959

Security	Shares	Value

Arcelik AS	4,092	$22,643
Asya Katilim Bankasi ASa	10,326	10,905
BIM Birlesik Magazalar AS	1,718	70,636
Coca-Cola Icecek AS	1,134	20,209
Emlak Konut Gayrimenkul Yatirim Ortakligi AS	10,404	15,222
Enka Insaat ve Sanayi AS	6,194	17,171
Eregli Demir ve Celik Fabrikalari TAS	13,886	15,505
Ford Otomotiv Sanayi AS	1,296	12,724
Haci Omer Sabanci Holding AS	13,054	56,149
KOC Holding AS	10,130	41,232
Koza Altin Isletmeleri AS	662	13,036
TAV Havalimanlari Holding AS	3,192	16,609
Turk Hava Yollari AOa	7,840	15,524
Turk Telekomunikasyon AS	9,034	35,777
Turkcell Iletisim Hizmetleri ASa	12,970	77,047
Turkiye Garanti Bankasi AS	37,332	160,166
Turkiye Halk Bankasi AS	5,010	45,194
Turkiye Is Bankasi AS Class C	25,726	78,393
Turkiye Petrol Rafinerileri AS	2,008	45,946
Turkiye Sise ve Cam Fabrikalari AS	7,232	10,621
Turkiye Vakiflar Bankasi TAO Class D	12,048	27,303
Yapi ve Kredi Bankasi ASa	13,324	31,074

		995,834

TOTAL COMMON STOCKS (Cost: $10,438,528)		10,101,709

PREFERRED STOCKS — 1.45%

RUSSIA — 1.45%
AK Transneft OAO	26	42,363
Sberbank of Russia	17,000	36,010
Surgutneftegas OJSC	111,000	71,496

		149,869

TOTAL PREFERRED STOCKS (Cost: $159,570)		149,869

TOTAL INVESTMENTS IN SECURITIES — 99.11% (Cost: $10,598,098)		10,251,578
Other Assets, Less Liabilities — 0.89%		91,665

NET ASSETS — 100.00%		$10,343,243

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® MSCI EMERGING MARKETS EMEA INDEX FUND

August 31, 2012

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

See notes to financial statements.

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.41%

AUSTRALIA — 3.67%
AGL Energy Ltd.	245	$3,841
ALS Ltd.	170	1,449
Amcor Ltd.	536	4,171
AMP Ltd.	1,321	6,089
APA Group	477	2,376
Asciano Group	497	2,301
ASX Ltd.	88	2,770
Australia and New Zealand Banking Group Ltd.	1,152	29,549
Bendigo and Adelaide Bank Ltd.	319	2,499
BHP Billiton Ltd.	1,412	46,389
Brambles Ltd.	710	4,997
CFS Retail Property Trust Group	1,066	2,110
Coca-Cola Amatil Ltd.	271	3,834
Cochlear Ltd.	27	1,881
Commonwealth Bank of Australia	681	38,525
Computershare Ltd.	233	2,023
Crown Ltd.	225	2,088
CSL Ltd.	228	10,469
Dexus Property Group	2,352	2,321
Echo Entertainment Group Ltd.	393	1,657
Fortescue Metals Group Ltd.	651	2,382
Goodman Group	732	3,018
GPT Group	731	2,652
Iluka Resources Ltd.	204	1,940
Incitec Pivot Ltd.	787	2,367
Insurance Australia Group Ltd.	946	4,057
James Hardie Industries SE	209	1,810
Lend Lease Group	291	2,553
Macquarie Group Ltd.	150	4,164
Metcash Ltd.	691	2,614
Mirvac Group	1,790	2,497
National Australia Bank Ltd.	967	25,193
Newcrest Mining Ltd.	343	8,738
Orica Ltd.	166	4,151
Origin Energy Ltd.	499	6,137
OZ Minerals Ltd.	300	1,935
QBE Insurance Group Ltd.	510	6,868
QR National Ltd.	795	2,876
Ramsay Health Care Ltd.	96	2,470

Security	Shares	Value

Rio Tinto Ltd.	142	$7,226
Santos Ltd.	421	4,886
Sonic Healthcare Ltd.	177	2,453
SP AusNet	234	255
Stockland Corp. Ltd.	1,073	3,526
Suncorp Group Ltd.	583	5,537
Tatts Group Ltd.	797	2,240
Telstra Corp. Ltd.	1,847	7,349
Toll Holdings Ltd.	601	2,876
Transurban Group	604	3,776
Wesfarmers Ltd.	439	15,661
Westfield Group	953	9,760
Westfield Retail Trust	1,327	3,963
Westpac Banking Corp.	1,317	33,713
Woodside Petroleum Ltd.	281	9,961
Woolworths Ltd.	531	16,254
WorleyParsons Ltd.	96	2,631

		391,828
AUSTRIA — 0.11%
Andritz AG	39	2,016
Erste Group Bank AGa	111	2,247
IMMOFINANZ AGa	646	2,080
OMV AG	81	2,693
Telekom Austria AG	312	2,496

		11,532
BELGIUM — 0.49%
Ageas SA/NV	110	2,454
Anheuser-Busch InBev NV	348	29,293
Belgacom SA	76	2,257
Colruyt SA	38	1,808
Delhaize Group SA	53	2,105
Groupe Bruxelles Lambert SA	42	2,906
KBC Groep NV	119	2,593
Mobistar SA	29	920
Solvay SA	27	3,036
UCB SA	50	2,458
Umicore SA	54	2,568

		52,398
CANADA — 4.97%
Agnico-Eagle Mines Ltd.	78	3,763
Agrium Inc.	69	6,783
Alimentation Couche-Tard Inc. Class B	53	2,693

SCHEDULES OF INVESTMENTS	23

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

ARC Resources Ltd.	129	$3,047
Athabasca Oil Corp.[a]	100	1,376
Bank of Montreal	277	16,173
Bank of Nova Scotia	473	25,044
Barrick Gold Corp.	438	16,870
Baytex Energy Corp.	55	2,502
BCE Inc.	86	3,819
Bombardier Inc. Class B	624	2,213
Brookfield Asset Management Inc. Class A	247	8,502
Brookfield Office Properties Inc.	136	2,281
Cameco Corp.	178	3,874
Canadian Imperial Bank of Commerce	174	13,441
Canadian National Railway Co.	191	17,458
Canadian Natural Resources Ltd.	478	14,526
Canadian Oil Sands Ltd.	212	4,520
Canadian Pacific Railway Ltd.	75	6,192
Canadian Tire Corp. Ltd. Class A	39	2,817
Canadian Utilities Ltd. Class A	27	1,860
Catamaran Corp.[a]	42	3,641
Cenovus Energy Inc.	331	10,834
CGI Group Inc. Class Aa	102	2,660
CI Financial Corp.	83	1,865
Crescent Point Energy Corp.	129	5,358
Eldorado Gold Corp.	305	4,046
Enbridge Inc.	321	12,624
Encana Corp.	321	7,098
Fairfax Financial Holdings Ltd.	9	3,385
Finning International Inc.	82	1,885
First Quantum Minerals Ltd.	215	4,137
Fortis Inc.	90	2,963
Franco-Nevada Corp.	64	3,317
George Weston Ltd.	47	3,023
Gildan Activewear Inc.	55	1,666
Goldcorp Inc.	357	14,640
Great-West Lifeco Inc.	129	2,846
Husky Energy Inc.	154	4,068
IAMGOLD Corp.	180	2,351
IGM Financial Inc.	55	2,113
Imperial Oil Ltd.	133	6,066
Intact Financial Corp.	56	3,410
Kinross Gold Corp.	508	4,509
Loblaw Companies Ltd.	59	2,071

Security	Shares	Value

Magna International Inc. Class A	99	$4,268
Manulife Financial Corp.	778	8,704
MEG Energy Corp.[a]	100	3,934
Metro Inc. Class A	50	2,901
National Bank of Canada	72	5,400
New Gold Inc.[a]	210	2,324
Nexen Inc.	231	5,800
Onex Corp.	49	1,925
Open Text Corp.[a]	51	2,739
Osisko Mining Corp.[a]	291	2,822
Pacific Rubiales Energy Corp.	128	3,126
Pembina Pipeline Corp.	129	3,493
Pengrowth Energy Corp.	290	1,957
Penn West Petroleum Ltd.	214	3,032
Potash Corp. of Saskatchewan Inc.	373	15,255
Power Corp. of Canada	157	3,740
Power Financial Corp.	116	2,920
Progress Energy Resources Corp.	84	1,870
Research In Motion Ltd.[a]	220	1,465
RioCan Real Estate Investment Trust	67	1,875
Rogers Communications Inc. Class B	174	7,012
Royal Bank of Canada	619	34,605
Saputo Inc.	62	2,611
Shaw Communications Inc. Class B	180	3,677
Shoppers Drug Mart Corp.	97	4,117
Silver Wheaton Corp.	160	5,525
SNC-Lavalin Group Inc.	71	2,518
Sun Life Financial Inc.	256	5,969
Suncor Energy Inc.	687	21,449
Talisman Energy Inc.	453	6,289
Teck Resources Ltd. Class B	207	5,714
TELUS Corp. NVS	71	4,370
Thomson Reuters Corp.	173	4,905
Tim Hortons Inc.	74	3,734
TMX Group Inc.	3	152
Toronto-Dominion Bank (The)	389	31,787
Tourmaline Oil Corp.[a]	100	2,795
TransAlta Corp.	114	1,720
TransCanada Corp.	307	13,812
Turquoise Hill Resources Ltd.[a]	337	2,705
Valeant Pharmaceuticals International Inc.[a]	128	6,546
Vermilion Energy Inc.	44	2,002

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Viterra Inc.	137	$2,241
Yamana Gold Inc.	329	5,621

		531,756
DENMARK — 0.52%
A.P. Moeller-Maersk A/S Class B	1	6,553
Carlsberg A/S Class B	49	4,252
Coloplast A/S Class B	11	2,201
Danske Bank A/Sa	305	5,314
DSV A/S	105	2,290
Novo Nordisk A/S Class B	177	27,936
Novozymes A/S Class B	117	3,252
TDC A/S	337	2,249
William Demant Holding A/Sa	19	1,642

		55,689
FINLAND — 0.30%
Elisa OYJ	125	2,649
Fortum OYJ	203	3,759
Kone OYJ Class B	70	4,293
Metso OYJ	65	2,330
Nokia OYJ	1,722	4,905
Nokian Renkaat OYJ	52	2,051
Sampo OYJ Class A	187	5,377
Stora Enso OYJ Class R	283	1,712
UPM-Kymmene OYJ	246	2,730
Wartsila OYJ ABP	80	2,580

		32,386
FRANCE — 3.79%
Accor SA	75	2,383
Alcatel-Lucent[a]	1,113	1,270
ALSTOM	98	3,497
ArcelorMittal	257	3,840
Arkema SA	29	2,474
Atos SA	44	2,582
AXA SA	776	11,259
BNP Paribas SA	424	18,468
Bouygues SA	92	2,293
Bureau Veritas SA	26	2,404
Cap Gemini SA	72	2,652
Carrefour SA	267	5,609
Casino Guichard-Perrachon SA	27	2,401
Christian Dior SA	26	3,717
Compagnie de Saint-Gobain	181	6,223

Security	Shares	Value

Compagnie Generale de Geophysique-Veritas[a]	66	$1,919
Compagnie Generale des Etablissements Michelin Class B	81	5,825
Credit Agricole SAa	499	2,917
Danone SA	252	15,739
Dassault Systemes SA	29	2,822
Edenred SA	81	2,169
Electricite de France SA	116	2,367
Essilor International SA	87	7,610
European Aeronautic Defence and Space Co. NV	179	6,841
Eutelsat Communications SA	92	2,834
France Telecom SA	826	11,448
GDF Suez	543	13,398
Gemalto NV	36	2,859
Groupe Eurotunnel SA Registered	283	2,126
Iliad SA	11	1,747
Klepierre	53	1,714
L’Air Liquide SA	135	15,919
L’Oreal SA	104	12,813
Lafarge SA	86	4,110
Lagardere SCA	63	1,775
Legrand SA	112	3,879
LVMH Moet Hennessy Louis Vuitton SA	111	18,161
Pernod Ricard SA	94	10,151
PPR SA	35	5,479
Publicis Groupe SA	72	3,745
Renault SA	87	4,076
Safran SA	102	3,581
Sanofi	520	42,638
Schneider Electric SA	229	14,493
SCOR SE	82	2,020
SES SA Class A FDR	141	3,636
Societe BIC SA	15	1,618
Societe Generale[a]	311	8,252
Sodexo	48	3,804
STMicroelectronics NV	317	1,885
Suez Environnement SA	145	1,629
Technip SA	44	4,644
Thales SA	49	1,632
Total SA	919	45,994
Unibail-Rodamco SE	41	8,380

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Vallourec SA	51	$2,370
Veolia Environnement	163	1,729
Vinci SA	201	8,764
Vivendi SA	568	11,162
Zodiac Aerospace	16	1,529

		405,275
GERMANY — 3.17%
Adidas AG	94	7,371
Allianz SE Registered	198	21,781
BASF SE	398	31,009
Bayer AG Registered	360	27,985
Bayerische Motoren Werke AG	156	11,338
Beiersdorf AG	47	3,377
Brenntag AG	22	2,627
Commerzbank AGa	1,727	2,743
Continental AG	37	3,687
Daimler AG Registered	395	19,418
Deutsche Bank AG Registered	408	14,541
Deutsche Boerse AG	89	4,592
Deutsche Post AG Registered	375	7,301
Deutsche Telekom AG Registered	1,233	14,742
E.ON AG	787	18,139
Fresenius Medical Care AG & Co. KGaA	92	6,648
Fresenius SE & Co. KGaA	54	5,773
GEA Group AG	89	2,356
Hannover Rueckversicherung AG Registered	30	1,837
HeidelbergCement AG	65	3,291
Henkel AG & Co. KGaA	98	6,094
Infineon Technologies AG	500	3,463
K+S AG Registered	80	3,923
Kabel Deutschland Holding AGa	43	2,856
Lanxess AG	38	2,889
Linde AG	75	11,841
MAN SE	20	1,850
Merck KGaA	29	3,324
METRO AG	66	1,992
Muenchener Rueckversicherungs-Gesellschaft AG Registered	78	11,572
QIAGEN NVa	120	2,162
RWE AG	230	9,667
SAP AG	400	26,425
Siemens AG Registered	358	34,034

Security	Shares	Value

ThyssenKrupp AG	188	$3,754
Volkswagen AG	15	2,449

		338,851
GREECE — 0.05%
Coca-Cola Hellenic Bottling Co. SAa	160	2,997
OPAP SA	284	1,983

		4,980
HONG KONG — 1.27%
AIA Group Ltd.	4,400	15,118
ASM Pacific Technology Ltd.	100	1,114
Bank of East Asia Ltd. (The)	800	2,914
BOC Hong Kong (Holdings) Ltd.	1,500	4,748
Cheung Kong (Holdings) Ltd.	1,000	13,602
CLP Holdings Ltd.	1,000	8,335
Galaxy Entertainment Group Ltd.[a]	1,000	2,843
Hang Lung Properties Ltd.	1,000	3,417
Hang Seng Bank Ltd.	400	5,693
Hong Kong and China Gas Co. Ltd. (The)	2,400	5,656
Hong Kong Exchanges and Clearing Ltd.[b]	500	6,640
Hutchison Whampoa Ltd.	1,000	8,748
Kerry Properties Ltd.	500	2,375
Li & Fung Ltd.	2,000	3,249
Link REIT (The)	1,000	4,461
MTR Corp. Ltd.	1,000	3,584
New World Development Co. Ltd.	2,000	2,486
Power Assets Holdings Ltd.	500	4,052
Sands China Ltd.	1,200	4,239
Sino Land Co. Ltd.	2,000	3,275
SJM Holdings Ltd.	1,000	2,107
Sun Hung Kai Properties Ltd.	1,000	12,970
Swire Pacific Ltd. Class A	500	5,908
Wharf (Holdings) Ltd. (The)	1,000	6,156
Wynn Macau Ltd.[b]	800	1,836

		135,526
IRELAND — 0.10%
CRH PLC	300	5,303
Elan Corp. PLC[a]	207	2,376
Kerry Group PLC Class A	57	2,737

		10,416
ISRAEL — 0.21%
Bank Hapoalim Ltd.	784	2,412

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Israel Chemicals Ltd.	235	$2,535
Teva Pharmaceutical Industries Ltd.	449	17,909

		22,856
ITALY — 0.88%
Assicurazioni Generali SpA	538	7,690
Atlantia SpA	177	2,492
Banca Monte dei Paschi di Siena SpA[a]	4,155	1,173
Enel Green Power SpA	1,515	2,496
Enel SpA	2,979	9,838
Eni SpA	1,052	23,365
Fiat Industrial SpA	394	3,976
Fiat SpA[a]	425	2,321
Intesa Sanpaolo SpA	4,847	7,637
Luxottica Group SpA	61	2,230
Mediaset SpA	629	1,264
Saipem SpA	121	5,758
Snam SpA	802	3,380
Telecom Italia SpA	4,528	4,224
Telecom Italia SpA RNC	2,528	2,006
Tenaris SA	220	4,589
Terna SpA	688	2,395
UniCredit SpA[a]	1,820	7,222

		94,056
JAPAN — 8.24%
AEON Co. Ltd.	300	3,448
Aisin Seiki Co. Ltd.	100	3,180
All Nippon Airways Co. Ltd.[b]	1,000	2,209
Asahi Glass Co. Ltd.	1,000	6,054
Asahi Group Holdings Ltd.	200	4,840
Asahi Kasei Corp.	1,000	5,198
Astellas Pharma Inc.	200	9,757
Bank of Yokohama Ltd. (The)	1,000	4,636
Bridgestone Corp.	300	6,954
Brother Industries Ltd.	100	1,013
Canon Inc.	500	16,571
Central Japan Railway Co.	1	8,697
Chubu Electric Power Co. Inc.	300	3,563
Chugai Pharmaceutical Co. Ltd.	200	3,985
Chugoku Electric Power Co. Inc. (The)	200	2,524
Credit Saison Co. Ltd.	100	2,338
Dai-ichi Life Insurance Co. Ltd. (The)	4	4,072
Daiichi Sankyo Co. Ltd.	300	4,943

Security	Shares	Value

Daikin Industries Ltd.	100	$2,663
Dainippon Sumitomo Pharma Co. Ltd.	100	1,103
Daiwa Securities Group Inc.	1,000	3,614
Dena Co. Ltd.	100	2,784
Denso Corp.	200	6,667
Dentsu Inc.	100	2,539
East Japan Railway Co.	200	13,384
Eisai Co. Ltd.	100	4,566
Electric Power Development Co. Ltd.	100	2,390
FANUC Corp.	100	16,335
FUJIFILM Holdings Corp.	200	3,318
Fujitsu Ltd.	1,000	4,061
Fukuoka Financial Group Inc.	1,000	3,934
Hakuhodo DY Holdings Inc.	30	1,966
Hankyu Hanshin Holdings Inc.	1,000	5,683
Hitachi Ltd.	2,000	11,469
Hokkaido Electric Power Co. Inc.	100	769
Hokuriku Electric Power Co.	200	2,309
Honda Motor Co. Ltd.	700	22,100
Hoya Corp.	200	4,511
IBIDEN Co. Ltd.	100	1,510
IHI Corp.	1,000	2,146
INPEX Corp.	1	5,683
Isetan Mitsukoshi Holdings Ltd.	200	2,084
Isuzu Motors Ltd.	1,000	5,096
ITOCHU Corp.	700	7,098
Japan Prime Realty Investment Corp.	1	2,807
Japan Retail Fund Investment Corp.	1	1,709
Japan Tobacco Inc.	400	12,061
JFE Holdings Inc.	200	2,524
JSR Corp.	100	1,699
JTEKT Corp.	200	1,566
Jupiter Telecommunications Co. Ltd.	2	2,041
JX Holdings Inc.	1,100	5,690
Kajima Corp.	1,000	2,771
Kansai Electric Power Co. Inc. (The)	400	2,983
Kao Corp.	300	9,057
Kawasaki Heavy Industries Ltd.	1,000	2,120
KDDI Corp.	1	7,152
Kintetsu Corp.	1,000	4,112
Kobe Steel Ltd.	2,000	1,533
Komatsu Ltd.	400	7,867
Konami Corp.	100	2,295

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Konica Minolta Holdings Inc.	500	$3,697
Kubota Corp.	1,000	9,604
Kuraray Co. Ltd.	200	2,307
Kurita Water Industries Ltd.	100	2,140
Kyocera Corp.	100	8,582
Kyushu Electric Power Co. Inc.	200	1,515
LIXIL Group Corp.	100	2,147
Makita Corp.	100	3,402
Marubeni Corp.	1,000	6,411
Marui Group Co. Ltd.	200	1,464
Mazda Motor Corp.[a]	2,000	2,401
McDonald’s Holdings Co. (Japan) Ltd.	100	2,835
Medipal Holdings Corp.	100	1,432
Mitsubishi Chemical Holdings Corp.	500	1,935
Mitsubishi Corp.	600	11,027
Mitsubishi Electric Corp.	1,000	8,123
Mitsubishi Estate Co. Ltd.	1,000	17,535
Mitsubishi Heavy Industries Ltd.	1,000	4,138
Mitsubishi Materials Corp.	1,000	2,797
Mitsubishi Motors Corp.[a]	3,000	2,797
Mitsubishi Tanabe Pharma Corp.	100	1,483
Mitsubishi UFJ Financial Group Inc.	5,700	25,916
Mitsubishi UFJ Lease & Finance Co. Ltd.	50	2,149
Mitsui & Co. Ltd.	800	11,167
Mitsui Chemicals Inc.	1,000	2,031
Mitsui O.S.K. Lines Ltd.	1,000	2,503
Mizuho Financial Group Inc.	10,200	16,414
MS&AD Insurance Group Holdings Inc.	300	4,728
Murata Manufacturing Co. Ltd.	100	4,930
Nabtesco Corp.	100	1,831
Namco Bandai Holdings Inc.	100	1,584
NEC Corp.[a]	1,000	1,430
Nidec Corp.	100	7,867
Nikon Corp.	200	5,497
Nippon Express Co. Ltd.	1,000	3,921
Nippon Steel Corp.	3,000	5,785
Nippon Telegraph and Telephone Corp.	200	9,234
Nippon Yusen K.K.	1,000	2,018
Nissan Motor Co. Ltd.	1,100	10,255
Nissin Foods Holdings Co. Ltd.	100	3,863
Nitto Denko Corp.	100	4,617
NKSJ Holdings Inc.	200	3,596
NOK Corp.	100	1,673

Security	Shares	Value

Nomura Holdings Inc.	1,700	$5,602
Nomura Real Estate Holdings Inc.	100	1,664
Nomura Research Institute Ltd.	100	2,088
NTT Data Corp.	1	2,981
NTT DOCOMO Inc.	7	11,908
Oji Paper Co. Ltd.	1,000	3,129
Olympus Corp.[a]	100	1,973
Omron Corp.	100	1,951
ORIX Corp.	50	4,623
Osaka Gas Co. Ltd.	1,000	4,368
Otsuka Holdings Co. Ltd.	200	6,100
Panasonic Corp.	1,000	6,794
Rakuten Inc.	400	3,862
Resona Holdings Inc.	1,000	3,895
Rohm Co. Ltd.	100	3,263
Secom Co. Ltd.	100	5,051
Sega Sammy Holdings Inc.	100	2,065
Seven & I Holdings Co. Ltd.	300	9,100
Seven Bank Ltd.	500	1,379
Sharp Corp.[b]	1,000	2,529
Shikoku Electric Power Co. Inc.	100	1,215
Shin-Etsu Chemical Co. Ltd.	200	10,690
Shionogi & Co. Ltd.	200	2,881
Shiseido Co. Ltd.	200	2,848
Showa Denko K.K.	1,000	1,686
SoftBank Corp.	400	16,296
Sojitz Corp.	1,100	1,475
Sony Corp.	500	5,626
Sony Financial Holdings Inc.	100	1,645
Stanley Electric Co. Ltd.	100	1,478
Sumitomo Chemical Co. Ltd.	1,000	2,605
Sumitomo Corp.	500	6,616
Sumitomo Electric Industries Ltd.	400	4,496
Sumitomo Metal Industries Ltd.	2,000	2,835
Sumitomo Mitsui Financial Group Inc.	600	18,575
Sumitomo Mitsui Trust Holdings Inc.	2,000	5,568
Sumitomo Rubber Industries Inc.	100	1,220
Suzuki Motor Corp.	200	3,647
T&D Holdings Inc.	300	3,034
Taiheiyo Cement Corp.	1,000	2,158
Taisei Corp.	1,000	2,720
Takeda Pharmaceutical Co. Ltd.	400	18,748
TDK Corp.	100	3,811

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Teijin Ltd.	1,000	$2,197
Terumo Corp.	100	4,425
THK Co. Ltd.	100	1,561
Tobu Railway Co. Ltd.	1,000	5,556
Toho Co. Ltd.	100	1,738
Tohoku Electric Power Co. Inc.[a]	200	1,397
Tokio Marine Holdings Inc.	300	7,180
Tokyo Electric Power Co. Inc.[a]	1,200	2,008
Tokyo Electron Ltd.	100	4,693
Tokyo Gas Co. Ltd.	1,000	5,517
Tokyu Corp.	1,000	4,917
Toray Industries Inc.	1,000	6,105
Toshiba Corp.	2,000	6,386
Toyo Seikan Kaisha Ltd.	100	1,077
Toyota Industries Corp.	100	2,810
Toyota Motor Corp.	1,200	47,433
Toyota Tsusho Corp.	100	2,041
Trend Micro Inc.	100	2,771
Ube Industries Ltd.	1,000	2,184
Unicharm Corp.	100	5,817
USS Co. Ltd.	20	2,148
West Japan Railway Co.	100	4,374
Yahoo! Japan Corp.	8	2,751
Yakult Honsha Co. Ltd.	100	4,291
Yamada Denki Co. Ltd.	70	3,370
Yamato Holdings Co. Ltd.	200	3,321
Yokogawa Electric Corp.	200	2,332

		881,130
NETHERLANDS — 1.02%
AEGON NV	766	3,942
Akzo Nobel NV	104	6,007
ASML Holding NV	180	10,218
Core Laboratories NV	21	2,566
Corio NV	51	2,176
DE Master Blenders 1753 NVa	268	3,163
Fugro NV CVA	31	1,890
Heineken Holding NV	50	2,319
Heineken NV	101	5,611
ING Groep NV CVA[a]	1,432	10,978
Koninklijke Ahold NV	458	5,675
Koninklijke DSM NV	66	3,102
Koninklijke KPN NV	445	3,826

Security	Shares	Value

Koninklijke Philips Electronics NV	441	$10,162
Randstad Holding NV	59	1,922
Reed Elsevier NV	323	4,226
Royal Vopak NV	31	1,993
TNT Express NV	145	1,636
Unilever NV CVA	697	24,363
Wolters Kluwer NV	160	2,884

		108,659
NEW ZEALAND — 0.04%
Fletcher Building Ltd.	528	2,821
Telecom Corp. of New Zealand Ltd.	886	1,751

		4,572
NORWAY — 0.40%
DNB ASA	464	5,335
Norsk Hydro ASA	557	2,388
Orkla ASA	390	2,883
Seadrill Ltd.	154	6,335
Statoil ASA	484	12,433
Subsea 7 SA	132	3,035
Telenor ASA	328	5,997
Yara International ASA	84	4,113

		42,519
PORTUGAL — 0.08%
Energias de Portugal SA	944	2,306
Galp Energia SGPS SA Class B	121	1,822
Jeronimo Martins SGPS SA	107	1,791
Portugal Telecom SGPS SA Registered	509	2,489

		8,408
SINGAPORE — 0.72%
Ascendas REIT	1,000	1,892
CapitaLand Ltd.	1,000	2,413
CapitaMall Trust Management Ltd.	2,000	3,174
ComfortDelGro Corp. Ltd.	1,000	1,343
DBS Group Holdings Ltd.	1,000	11,584
Genting Singapore PLC	3,000	3,283
Global Logistic Properties Ltd.	1,000	1,900
Golden Agri-Resources Ltd.	4,000	2,277
Hutchison Port Holdings Trust	4,000	2,800
Keppel Corp. Ltd.	1,000	8,971
Noble Group Ltd.	2,000	1,924
Olam International Ltd.[b]	1,000	1,539
Oversea-Chinese Banking Corp. Ltd.	1,000	7,447

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

SembCorp Industries Ltd.	1,000	$4,529
Singapore Exchange Ltd.	1,000	5,644
Singapore Technologies Engineering Ltd.	1,000	2,734
Singapore Telecommunications Ltd.	4,000	10,871
Wilmar International Ltd.[b]	1,000	2,509

		76,834
SPAIN — 1.12%
Abertis Infraestructuras SA	199	2,708
Acciona SA	20	937
Actividades de Construcciones y Servicios SA	8	159
Amadeus IT Holding SA Class A	145	3,246
Banco Bilbao Vizcaya Argentaria SA	2,116	16,198
Banco de Sabadell SA	84	244
Banco Santander SA	4,371	31,240
CaixaBank SA	660	2,522
Distribuidora Internacional de Alimentacion SA	504	2,682
Enagas SA	144	2,680
Ferrovial SA	204	2,413
Gas Natural SDG SA	191	2,361
Grifols SAa	70	1,976
Iberdrola SA	1,309	5,204
Industria de Diseno Textil SA	97	10,810
International Consolidated Airlines Group SAa	908	2,029
Red Electrica Corporacion SA	54	2,343
Repsol SA	368	6,789
Telefonica SA	1,816	22,982
Zardoya Otis SA	6	70

		119,593
SWEDEN — 1.27%
Alfa Laval AB	161	2,757
Assa Abloy AB Class B	149	4,557
Atlas Copco AB Class A	299	6,692
Atlas Copco AB Class B	163	3,230
Boliden AB	155	2,278
Electrolux AB Class B	112	2,713
Elekta AB Class B	41	2,090
Getinge AB Class B	94	2,801
Hennes & Mauritz AB Class B	416	15,053
Hexagon AB Class B	113	2,270

Security	Shares	Value

Investment AB Kinnevik Class B	105	$2,123
Investor AB Class B	207	4,289
Lundin Petroleum ABa	98	2,212
Millicom International Cellular SA SDR	30	2,582
Nordea Bank AB	1,163	10,758
Sandvik AB	450	6,021
Scania AB Class B	146	2,513
Skandinaviska Enskilda Banken AB Class A	653	5,000
Skanska AB Class B	184	2,834
SKF AB Class B	180	3,746
Svenska Cellulosa AB Class B	252	4,506
Svenska Handelsbanken AB Class A	215	7,497
Swedbank AB Class A	363	6,354
Swedish Match AB	95	3,948
Tele2 AB Class B	151	2,657
Telefonaktiebolaget LM Ericsson Class B	1,330	12,453
TeliaSonera AB	965	6,670
Volvo AB Class B	445	5,642

		136,246
SWITZERLAND — 3.54%
ABB Ltd. Registered[a]	973	16,966
Actelion Ltd. Registered[a]	54	2,558
Adecco SA Registered[a]	66	3,000
Aryzta AGa	64	3,154
Baloise Holding AG Registered	35	2,581
Compagnie Financiere Richemont SA Class A Bearer	231	14,198
Credit Suisse Group AG Registered	522	10,105
Geberit AG Registered[a]	19	4,015
Givaudan SA Registered[a]	4	3,783
Holcim Ltd. Registered[a]	105	6,454
Julius Baer Group Ltd.[a]	101	3,326
Kuehne & Nagel International AG Registered	28	3,195
Lindt & Spruengli AG Participation Certificates[a]	1	3,123
Nestle SA Registered	1,429	89,031
Novartis AG Registered	995	58,754
Partners Group Holding AG	13	2,508
Roche Holding AG Genusschein	304	55,464
Schindler Holding AG Participation Certificates	17	2,008

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Schindler Holding AG Registered	18	$2,129
SGS SA Registered	3	6,065
Sika AG Bearer	1	1,937
Sonova Holding AG Registered[a]	23	2,137
Sulzer AG Registered	13	1,762
Swatch Group AG (The) Bearer	15	6,154
Swiss Life Holding AG Registered[a]	26	2,959
Swiss Prime Site AG Registered[a]	29	2,391
Swiss Re AGa	155	9,738
Swisscom AG Registered	11	4,427
Syngenta AG Registered	41	13,855
Transocean Ltd.	156	7,566
UBS AG Registered[a]	1,604	17,983
Zurich Insurance Group AGa	64	15,419

		378,745
UNITED KINGDOM — 9.67%
3i Group PLC	512	1,673
Aberdeen Asset Management PLC	528	2,337
Admiral Group PLC	91	1,714
Aggreko PLC	118	4,423
AMEC PLC	148	2,607
Anglo American PLC	585	16,261
Antofagasta PLC	188	3,306
Aon PLC	133	6,911
ARM Holdings PLC	606	5,525
Associated British Foods PLC	161	3,386
AstraZeneca PLC	547	25,513
Aviva PLC	1,283	6,645
Babcock International Group PLC	163	2,426
BAE Systems PLC	1,401	7,088
Balfour Beatty PLC	343	1,528
Barclays PLC	5,058	14,722
BG Group PLC	1,472	30,114
BHP Billiton PLC	922	26,887
BP PLC	8,197	57,463
British American Tobacco PLC	863	45,255
British Land Co. PLC	392	3,359
British Sky Broadcasting Group PLC	493	5,959
BT Group PLC	3,355	11,596
Bunzl PLC	145	2,589
Burberry Group PLC	194	4,169
Capita PLC	295	3,383
Capital Shopping Centres Group PLC	468	2,511

Security	Shares	Value

Carnival PLC	85	$2,915
Centrica PLC	2,199	11,411
Cobham PLC	496	1,728
Compass Group PLC	839	9,448
Croda International PLC	59	2,208
Delphi Automotive PLC[a]	136	4,119
Diageo PLC	1,072	29,372
Ensco PLC Class A	101	5,794
Experian PLC	437	6,969
Fresnillo PLC	84	2,083
G4S PLC	639	2,568
GKN PLC	724	2,455
GlaxoSmithKline PLC	2,163	48,957
Glencore International PLC	1,658	10,140
Hammerson PLC	340	2,468
HSBC Holdings PLC	7,743	67,286
ICAP PLC	276	1,393
IMI PLC	151	2,063
Imperial Tobacco Group PLC	429	16,735
Inmarsat PLC	219	1,991
InterContinental Hotels Group PLC	135	3,442
Intertek Group PLC	70	3,130
Invensys PLC	388	1,488
Investec PLC	344	2,051
ITV PLC	1,746	2,310
J Sainsbury PLC	553	2,878
Johnson Matthey PLC	91	3,470
Kazakhmys PLC	187	1,761
Kingfisher PLC	1,079	4,723
Land Securities Group PLC	345	4,335
Legal & General Group PLC	2,536	5,156
Lloyds Banking Group PLC[a]	18,170	9,613
London Stock Exchange Group PLC	122	1,925
Marks & Spencer Group PLC	748	4,251
Meggitt PLC	363	2,279
National Grid PLC	1,489	16,165
Next PLC	75	4,259
Old Mutual PLC	2,083	5,505
Pearson PLC	358	6,795
Petrofac Ltd.	115	2,744
Prudential PLC	1,089	13,613
Randgold Resources Ltd.	39	3,915
Reckitt Benckiser Group PLC	281	15,889

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Reed Elsevier PLC	557	$5,224
Resolution Ltd.	658	2,255
Rexam PLC	379	2,551
Rio Tinto PLC	588	25,548
Rolls-Royce Holdings PLC[a]	799	10,419
Rowan Companies PLC[a]	58	2,040
Royal Bank of Scotland Group PLC[a]	945	3,397
Royal Dutch Shell PLC Class A	1,650	57,762
Royal Dutch Shell PLC Class B	1,084	39,110
RSA Insurance Group PLC	1,595	2,888
SABMiller PLC	410	18,101
Sage Group PLC (The)	613	2,884
SEGRO PLC	640	2,353
Serco Group PLC	241	2,153
Severn Trent PLC	103	2,832
Shire PLC	246	7,486
Smith & Nephew PLC	392	4,153
Smiths Group PLC	181	3,004
SSE PLC	394	8,561
Standard Chartered PLC	1,033	22,831
Standard Life PLC	1,027	4,328
Tate & Lyle PLC	221	2,303
Tesco PLC	3,481	18,611
Tullow Oil PLC	392	8,487
Unilever PLC	550	19,778
United Utilities Group PLC	294	3,311
Vodafone Group PLC	21,411	61,725
Weir Group PLC (The)	97	2,516
Whitbread PLC	84	2,842
Wm Morrison Supermarkets PLC	1,049	4,665
Wolseley PLC	124	5,007
WPP PLC	558	7,223
Xstrata PLC	914	13,824

		1,033,322
UNITED STATES — 53.78%
3M Co.	282	26,113
Abbott Laboratories	689	45,157
Abercrombie & Fitch Co. Class A	42	1,512
Accenture PLC Class A	280	17,248
ACE Ltd.	142	10,470
Activision Blizzard Inc.	196	2,305
Adobe Systems Inc.[a]	215	6,723
Advance Auto Parts Inc.	34	2,418

Security	Shares	Value

Advanced Micro Devices Inc.[a]	281	$1,045
AES Corp. (The)[a]	288	3,280
Aetna Inc.	152	5,838
Affiliated Managers Group Inc.[a]	25	2,940
Aflac Inc.	204	9,421
AGCO Corp.[a]	46	1,936
Agilent Technologies Inc.	154	5,723
Air Products and Chemicals Inc.	93	7,680
Airgas Inc.	30	2,492
Akamai Technologies Inc.[a]	82	3,076
Albemarle Corp.	42	2,299
Alcoa Inc.	512	4,383
Alexion Pharmaceuticals Inc.[a]	90	9,649
Alleghany Corp.[a]	6	2,023
Allegheny Technologies Inc.	53	1,571
Allergan Inc.	132	11,369
Alliance Data Systems Corp.[a]	23	3,166
Alliant Energy Corp.	53	2,336
Allstate Corp. (The)	206	7,680
Altera Corp.	144	5,376
Altria Group Inc.	901	30,598
Amazon.com Inc.[a]	158	39,220
Ameren Corp.	105	3,436
American Capital Agency Corp.	116	4,041
American Electric Power Co. Inc.	205	8,813
American Express Co.	449	26,177
American International Group Inc.[a]	259	8,891
American Tower Corp.	184	12,954
American Water Works Co. Inc.	80	2,950
Ameriprise Financial Inc.	100	5,491
AmerisourceBergen Corp.	113	4,353
AMETEK Inc.	108	3,705
Amgen Inc.	340	28,533
Amphenol Corp. Class A	74	4,504
Anadarko Petroleum Corp.	216	14,962
Analog Devices Inc.	132	5,246
Annaly Capital Management Inc.	401	6,941
ANSYS Inc.[a]	44	3,067
Apache Corp.	167	14,320
Apollo Group Inc. Class Aa,b	54	1,450
Apple Inc.	406	270,087
Applied Materials Inc.	562	6,570
Arch Capital Group Ltd.[a]	61	2,435

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Archer-Daniels-Midland Co.	290	$7,757
Arrow Electronics Inc.[a]	55	1,994
Assurant Inc.	43	1,516
AT&T Inc.	2,556	93,652
Autodesk Inc.[a]	103	3,198
Autoliv Inc.	43	2,549
Automatic Data Processing Inc.	212	12,313
AutoZone Inc.[a]	16	5,786
Avago Technologies Ltd.	102	3,730
AvalonBay Communities Inc.	42	5,944
Avery Dennison Corp.	88	2,748
Avnet Inc.[a]	70	2,255
Avon Products Inc.	195	3,013
Axis Capital Holdings Ltd.	55	1,874
Baker Hughes Inc.	193	8,801
Ball Corp.	67	2,825
Bank of America Corp.	4,641	37,082
Bank of New York Mellon Corp. (The)	524	11,811
Baxter International Inc.	241	14,142
BB&T Corp.	300	9,462
Beam Inc.	64	3,735
Becton, Dickinson and Co.	92	6,990
Bed Bath & Beyond Inc.[a]	107	7,187
Berkshire Hathaway Inc. Class Ba	386	32,555
Best Buy Co. Inc.	139	2,466
Biogen Idec Inc.[a]	98	14,366
BlackRock Inc.[c]	58	10,229
BMC Software Inc.[a]	74	3,064
Boeing Co. (The)	305	21,777
BorgWarner Inc.[a]	49	3,370
Boston Properties Inc.	66	7,401
Boston Scientific Corp.[a]	639	3,451
Bristol-Myers Squibb Co.	718	23,701
Broadcom Corp. Class Aa	214	7,603
Brown-Forman Corp. Class B NVS	55	3,525
Bunge Ltd.	67	4,265
C.H. Robinson Worldwide Inc.	74	4,189
C.R. Bard Inc.	35	3,434
CA Inc.	147	3,826
Cabot Oil & Gas Corp.	91	3,768
Calpine Corp.[a]	140	2,457
Cameron International Corp.[a,b]	109	5,963
Campbell Soup Co.	92	3,233

Security	Shares	Value

Capital One Financial Corp.	214	$12,097
Cardinal Health Inc.	150	5,932
CareFusion Corp.[a]	104	2,732
CarMax Inc.[a,b]	107	3,273
Carnival Corp.	199	6,901
Caterpillar Inc.	280	23,892
CBRE Group Inc. Class Aa	148	2,562
CBS Corp. Class B NVS	263	9,557
Celanese Corp. Series A	74	2,831
Celgene Corp.[a]	191	13,760
CenterPoint Energy Inc.	172	3,507
CenturyLink Inc.	269	11,368
Cerner Corp.[a]	62	4,535
CF Industries Holdings Inc.	28	5,796
Charles Schwab Corp. (The)	472	6,367
Charter Communications Inc. Class Aa	20	1,556
Chesapeake Energy Corp.	291	5,631
Chevron Corp.	854	95,785
Chipotle Mexican Grill Inc.[a]	14	4,041
Chubb Corp. (The)	113	8,350
Church & Dwight Co. Inc.	63	3,449
Cigna Corp.	125	5,721
Cimarex Energy Co.	40	2,288
Cincinnati Financial Corp.	64	2,474
Cintas Corp.	55	2,223
Cisco Systems Inc.	2,336	44,571
CIT Group Inc.[a]	90	3,398
Citigroup Inc.	1,270	37,732
Citrix Systems Inc.[a]	82	6,371
Cliffs Natural Resources Inc.	67	2,401
Clorox Co. (The)	55	4,001
CME Group Inc.	135	7,411
CMS Energy Corp.	110	2,538
Coach Inc.	126	7,324
Cobalt International Energy Inc.[a]	81	1,840
Coca-Cola Co. (The)	1,783	66,684
Coca-Cola Enterprises Inc.	139	4,105
Cognizant Technology Solutions Corp. Class Aa	134	8,614
Colgate-Palmolive Co.	205	21,794
Comcast Corp. Class A	943	31,619
Comcast Corp. Class A Special NVS	215	7,067
Comerica Inc.	92	2,825

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Computer Sciences Corp.	75	$2,416
ConAgra Foods Inc.	187	4,696
Concho Resources Inc.[a]	44	3,949
ConocoPhillips	516	29,304
CONSOL Energy Inc.	104	3,141
Consolidated Edison Inc.	106	6,426
Constellation Brands Inc. Class Aa	80	2,635
Continental Resources Inc.[a]	21	1,555
Cooper Industries PLC	69	5,047
Corning Inc.	665	7,973
Costco Wholesale Corp.	198	19,378
Coventry Health Care Inc.	64	2,664
Covidien PLC	206	11,546
Cree Inc.[a,b]	60	1,692
Crown Castle International Corp.[a]	125	7,932
Crown Holdings Inc.[a]	69	2,501
CSX Corp.	456	10,242
Cummins Inc.	80	7,769
CVS Caremark Corp.	558	25,417
D.R. Horton Inc.	125	2,374
Danaher Corp.	252	13,500
Darden Restaurants Inc.	60	3,117
DaVita Inc.[a]	41	3,988
Deere & Co.	166	12,468
Dell Inc.[a]	666	7,053
Denbury Resources Inc.[a]	177	2,742
DENTSPLY International Inc.	67	2,430
Devon Energy Corp.	166	9,600
Diamond Offshore Drilling Inc.	32	2,145
Dick’s Sporting Goods Inc.	45	2,239
Digital Realty Trust Inc.	53	3,949
DIRECTV[a]	294	15,314
Discover Financial Services	223	8,637
Discovery Communications Inc. Series Aa	59	3,236
Discovery Communications Inc. Series C NVS[a]	51	2,642
DISH Network Corp. Class A	92	2,943
Dollar General Corp.[a]	96	4,903
Dollar Tree Inc.[a]	106	5,106
Dominion Resources Inc.	241	12,648
Dover Corp.	83	4,798
Dow Chemical Co. (The)	512	15,007
Dr Pepper Snapple Group Inc.	96	4,302

Security	Shares	Value

DTE Energy Co.	74	$4,322
Duke Energy Corp.	298	19,304
Duke Realty Corp.	124	1,798
Dun & Bradstreet Corp. (The)	25	2,024
E.I. du Pont de Nemours and Co.	399	19,850
Eastman Chemical Co.	68	3,758
Eaton Corp.	142	6,350
Eaton Vance Corp.	94	2,546
eBay Inc.[a]	502	23,830
Ecolab Inc.	124	7,940
Edison International	130	5,693
Edwards Lifesciences Corp.[a]	50	5,105
Electronic Arts Inc.[a]	159	2,119
Eli Lilly and Co.	443	19,895
EMC Corp.[a]	890	23,398
Emerson Electric Co.	319	16,180
Energen Corp.	36	1,838
Energizer Holdings Inc.	31	2,136
Entergy Corp.	77	5,242
EOG Resources Inc.	117	12,671
EQT Corp.	66	3,561
Equifax Inc.	56	2,564
Equinix Inc.[a]	21	4,151
Equity Residential	131	7,912
Estee Lauder Companies Inc. (The) Class A	103	6,175
Everest Re Group Ltd.	23	2,384
Exelon Corp.	361	13,166
Expedia Inc.	43	2,208
Expeditors International of Washington Inc.	97	3,551
Express Scripts Holding Co.[a]	345	21,604
Exxon Mobil Corp.	2,054	179,314
F5 Networks Inc.[a]	36	3,510
Facebook Inc. Class Aa	195	3,526
Family Dollar Stores Inc.	46	2,927
Fastenal Co.	122	5,257
Federal Realty Investment Trust	30	3,237
FedEx Corp.	129	11,304
Fidelity National Financial Inc. Class A	83	1,564
Fidelity National Information Services Inc.	104	3,276
Fifth Third Bancorp	396	5,995
First Republic Bank	46	1,504

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

FirstEnergy Corp.	177	$7,735
Fiserv Inc.[a]	62	4,421
Flextronics International Ltd.[a]	321	2,160
FLIR Systems Inc.	81	1,604
Flowserve Corp.	26	3,319
Fluor Corp.	78	4,017
FMC Corp.	63	3,422
FMC Technologies Inc.[a]	107	5,012
Ford Motor Co.	1,525	14,243
Forest Laboratories Inc.[a]	118	4,093
Fossil Inc.[a]	24	2,039
Franklin Resources Inc.	66	7,748
Freeport-McMoRan Copper & Gold Inc.	420	15,166
Frontier Communications Corp.[b]	476	2,199
Gap Inc. (The)	142	5,086
Garmin Ltd.	54	2,179
General Dynamics Corp.	131	8,582
General Electric Co.	4,566	94,562
General Growth Properties Inc.	189	3,890
General Mills Inc.	254	9,990
General Motors Co.[a]	340	7,259
Genuine Parts Co.	73	4,611
Gilead Sciences Inc.[a]	328	18,922
Goldman Sachs Group Inc. (The)	204	21,567
Google Inc. Class Aa	112	76,730
Green Mountain Coffee Roasters Inc.[a,b]	60	1,459
H&R Block Inc.	139	2,302
H.J. Heinz Co.	141	7,857
Halliburton Co.	401	13,137
Harley-Davidson Inc.	100	4,196
Harris Corp.	58	2,728
Hartford Financial Services Group Inc. (The)	189	3,389
Hasbro Inc.	57	2,138
HCA Holdings Inc.	77	2,198
HCP Inc.[b]	177	8,117
Health Care REIT Inc.	92	5,376
Helmerich & Payne Inc.	51	2,328
Henry Schein Inc.[a]	41	3,149
Herbalife Ltd.	52	2,516
Hershey Co. (The)	68	4,884
Hertz Global Holdings Inc.[a]	126	1,787
Hess Corp.	138	6,973

Security	Shares	Value

Hewlett-Packard Co.	862	$14,551
HollyFrontier Corp.	86	3,465
Hologic Inc.[a]	120	2,356
Home Depot Inc. (The)	685	38,874
Honeywell International Inc.	316	18,470
Hormel Foods Corp.	76	2,183
Hospira Inc.[a]	77	2,586
Host Hotels & Resorts Inc.[b]	316	4,835
Humana Inc.	72	5,046
IHS Inc. Class Aa	26	2,965
Illinois Tool Works Inc.	186	11,028
Illumina Inc.[a]	55	2,314
Ingersoll-Rand PLC	131	6,126
Integrys Energy Group Inc.	38	2,052
Intel Corp.	2,149	53,360
IntercontinentalExchange Inc.[a]	33	4,511
International Business Machines Corp.	475	92,554
International Flavors & Fragrances Inc.	39	2,360
International Game Technology	147	1,807
International Paper Co.	181	6,255
Interpublic Group of Companies Inc. (The)	208	2,213
Intuit Inc.	122	7,142
Intuitive Surgical Inc.[a]	17	8,360
Invesco Ltd.	201	4,760
Iron Mountain Inc.	60	1,968
J.B. Hunt Transport Services Inc.	42	2,202
J.C. Penney Co. Inc.[b]	77	2,008
J.M. Smucker Co. (The)	53	4,503
J.P. Morgan Chase & Co.	1,641	60,947
Jacobs Engineering Group Inc.[a]	63	2,491
Johnson & Johnson	1,199	80,849
Johnson Controls Inc.	299	8,136
Joy Global Inc.	51	2,722
Juniper Networks Inc.[a]	240	4,186
Kansas City Southern Industries Inc.	50	3,866
KBR Inc.	74	2,005
Kellogg Co.	113	5,723
KeyCorp	425	3,583
Kimberly-Clark Corp.	167	13,961
Kimco Realty Corp.[b]	184	3,739
Kinder Morgan Inc.	234	8,370
Kinder Morgan Management LLC[a]	43	3,187
KLA-Tencor Corp.	74	3,797

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Kohl’s Corp.	109	$5,690
Kraft Foods Inc. Class A	718	29,819
Kroger Co. (The)	239	5,325
L-3 Communications Holdings Inc.	46	3,231
Laboratory Corp. of America Holdings[a]	44	3,870
Lam Research Corp.[a,b]	116	3,959
Las Vegas Sands Corp.	178	7,545
Legg Mason Inc.	64	1,573
Leggett & Platt Inc.	71	1,686
Leucadia National Corp.	107	2,288
Level 3 Communications Inc.[a]	98	2,112
Liberty Global Inc. Series Aa	50	2,763
Liberty Global Inc. Series C NVS[a]	67	3,497
Liberty Interactive Corp. Series Aa	248	4,524
Liberty Media Corp. Series Aa	48	5,005
Liberty Property Trust	58	2,139
Life Technologies Corp.[a,b]	81	3,865
Limited Brands Inc.	114	5,540
Lincoln National Corp.	132	3,065
Linear Technology Corp.	105	3,468
LinkedIn Corp. Class Aa	19	2,039
Lockheed Martin Corp.	117	10,663
Loews Corp.	136	5,528
Lorillard Inc.	57	7,154
Lowe’s Companies Inc.	541	15,408
LSI Corp.[a]	260	2,025
Lululemon Athletica Inc.[a,b]	44	2,868
LyondellBasell Industries NV Class A	136	6,642
M&T Bank Corp.	52	4,519
Macerich Co. (The)	61	3,634
Macy’s Inc.	183	7,377
Manpower Inc.	72	2,672
Marathon Oil Corp.	304	8,457
Marathon Petroleum Corp.	152	7,866
Marriott International Inc. Class A	123	4,635
Marsh & McLennan Companies Inc.	228	7,791
Martin Marietta Materials Inc.	23	1,757
Marvell Technology Group Ltd.	221	2,250
Masco Corp.	162	2,294
MasterCard Inc. Class A	47	19,876
Mattel Inc.	149	5,236
Maxim Integrated Products Inc.	131	3,555
McCormick & Co. Inc. NVS	57	3,502

Security	Shares	Value

McDonald’s Corp.	439	$39,286
McGraw-Hill Companies Inc. (The)	113	5,786
McKesson Corp.	105	9,147
MDU Resources Group Inc.	93	2,004
Mead Johnson Nutrition Co. Class A	89	6,526
MeadWestvaco Corp.	80	2,301
Medtronic Inc.	450	18,297
Merck & Co. Inc.	1,310	56,395
MetLife Inc.	368	12,560
MGM Resorts International[a]	174	1,716
Microchip Technology Inc.	89	3,093
Micron Technology Inc.[a]	438	2,720

Microsoft Corp.	3,263	100,566
Mohawk Industries Inc.[a]	28	2,017
Molson Coors Brewing Co. Class B NVS	71	3,162
Monsanto Co.	231	20,122
Monster Beverage Corp.[a]	79	4,655
Moody’s Corp.	90	3,564
Morgan Stanley	652	9,780
Mosaic Co. (The)	129	7,470
Motorola Solutions Inc.	121	5,767
Murphy Oil Corp.	84	4,312
Mylan Inc.[a]	189	4,455
Nabors Industries Ltd.[a]	136	2,009
NASDAQ OMX Group Inc. (The)	105	2,401
National Oilwell Varco Inc.	183	14,420
NetApp Inc.[a]	159	5,489
Netflix Inc.[a,b]	24	1,433
New York Community Bancorp Inc.	207	2,745
Newell Rubbermaid Inc.	132	2,367
Newfield Exploration Co.[a]	64	2,088
Newmont Mining Corp.	219	11,099
News Corp. Class A NVS	649	15,180
News Corp. Class B	267	6,288
NextEra Energy Inc.	167	11,241
Nielsen Holdings NVa	81	2,271
Nike Inc. Class B	159	15,480
NiSource Inc.	119	2,896
Noble Corp.[a]	112	4,272
Noble Energy Inc.	77	6,768
Nordstrom Inc.	77	4,453
Norfolk Southern Corp.	144	10,434
Northeast Utilities	133	5,010

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Northern Trust Corp.	98	$4,551
Northrop Grumman Corp.	104	6,957
NRG Energy Inc.	111	2,369
Nuance Communications Inc.[a,b]	113	2,695
Nucor Corp.	146	5,497
NVIDIA Corp.[a]	270	3,788
NYSE Euronext Inc.	120	3,006
O’Reilly Automotive Inc.[a]	57	4,842
Occidental Petroleum Corp.	353	30,009
Omnicare Inc.	54	1,749
Omnicom Group Inc.	124	6,370
ONEOK Inc.	87	3,874
Oracle Corp.	1,741	55,103
Owens-Illinois Inc.[a]	79	1,381
PACCAR Inc.	151	6,026
Pall Corp.	53	2,942
Parker Hannifin Corp.	67	5,359
PartnerRe Ltd.	30	2,202
Patterson Companies Inc.	44	1,495
Paychex Inc.	146	4,856
Pentair Inc.	48	2,040
People’s United Financial Inc.	172	2,059
Pepco Holdings Inc.	106	2,047
PepsiCo Inc.	678	49,108
Perrigo Co.	39	4,289
PetSmart Inc.	51	3,617
Pfizer Inc.	3,292	78,547
PG&E Corp.	174	7,553
Philip Morris International Inc.	757	67,600
Phillips 66	275	11,550
Pinnacle West Capital Corp.	50	2,568
Pioneer Natural Resources Co.	51	4,965
Plains Exploration & Production Co.[a]	57	2,241
Plum Creek Timber Co. Inc.	79	3,233
PNC Financial Services Group Inc. (The)[c]	227	14,110
PPG Industries Inc.	66	7,261
PPL Corp.	212	6,218
Praxair Inc.	128	13,504
Precision Castparts Corp.	63	10,148
Priceline.com Inc.[a]	22	13,301
Principal Financial Group Inc.	135	3,704
Procter & Gamble Co. (The)	1,188	79,822
Progressive Corp. (The)	243	4,746

Security	Shares	Value

Prologis Inc.	202	$6,902
Prudential Financial Inc.	204	11,120
Public Service Enterprise Group Inc.	218	6,902
Public Storage	63	9,170
PVH Corp.	31	2,911
QEP Resources Inc.	82	2,353
QUALCOMM Inc.	732	44,989
Quanta Services Inc.[a]	94	2,256
Quest Diagnostics Inc.	70	4,233
Rackspace Hosting Inc.[a]	50	2,999
Ralcorp Holdings Inc.[a]	28	1,987
Ralph Lauren Corp.	27	4,284
Range Resources Corp.	71	4,628
Rayonier Inc.	61	2,988
Raytheon Co.	146	8,252
Red Hat Inc.[a]	85	4,763
Regency Centers Corp.	45	2,205
Regeneron Pharmaceuticals Inc.[a]	32	4,738
Regions Financial Corp.	617	4,294
RenaissanceRe Holdings Ltd.	25	1,931
Republic Services Inc.	143	3,954
Reynolds American Inc.	149	6,869
Robert Half International Inc.	67	1,762
Rock-Tenn Co. Class A	34	2,270
Rockwell Automation Inc.	64	4,612
Rockwell Collins Inc.	66	3,225
Roper Industries Inc.	44	4,523
Ross Stores Inc.	100	6,919
Royal Caribbean Cruises Ltd.	72	1,945
Safeway Inc.	124	1,941
SAIC Inc.	225	2,747
Salesforce.com Inc.[a]	57	8,275
SanDisk Corp.[a]	109	4,493
SBA Communications Corp. Class Aa	52	3,109
SCANA Corp.	57	2,700
Schlumberger Ltd.	577	41,763
Scripps Networks Interactive Inc. Class A	43	2,541
Seagate Technology PLC	175	5,602
SEI Investments Co.	125	2,719
Sempra Energy	96	6,355
Sherwin-Williams Co. (The)	37	5,294
Sigma-Aldrich Corp.	54	3,836
Simon Property Group Inc.	127	20,155

SCHEDULES OF INVESTMENTS	37

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Sirius XM Radio Inc.[a,b]	1,679	$4,248
SL Green Realty Corp.	38	3,063
SLM Corp.	224	3,528
Southern Co. (The)	363	16,455
Southwestern Energy Co.[a,b]	154	4,794
Spectra Energy Corp.	285	8,054
Sprint Nextel Corp.[a]	1,324	6,421
SPX Corp.	26	1,661
St. Jude Medical Inc.	139	5,249
Stanley Black & Decker Inc.	72	4,736
Staples Inc.	316	3,451
Starbucks Corp.	325	16,123
Starwood Hotels & Resorts Worldwide Inc.	91	5,017
State Street Corp.	212	8,819
Stericycle Inc.[a]	39	3,569
Stryker Corp.	133	7,084
Sunoco Inc.	48	2,265
SunTrust Banks Inc.	236	5,940
Superior Energy Services Inc.[a]	97	2,015
Symantec Corp.[a]	325	5,795
Synopsys Inc.[a]	71	2,345
Sysco Corp.	256	7,757
T. Rowe Price Group Inc.	112	6,881
Target Corp.	277	17,753
TD Ameritrade Holding Corp.	104	1,779
TE Connectivity Ltd.	190	6,682
Teradata Corp.[a]	73	5,576
Texas Instruments Inc.	495	14,375
Textron Inc.	125	3,340
Thermo Fisher Scientific Inc.	162	9,291
Tiffany & Co.	59	3,655
Time Warner Cable Inc.	137	12,168
Time Warner Inc.	421	17,493
TJX Companies Inc. (The)	352	16,118
Toll Brothers Inc.[a]	68	2,225
Torchmark Corp.	45	2,303
Total System Services Inc.	77	1,785
Tractor Supply Co.	33	3,151
TransDigm Group Inc.[a]	21	2,911
Travelers Companies Inc. (The)	163	10,553
Trimble Navigation Ltd.[a]	57	2,796
TRW Automotive Holdings Corp.[a]	50	2,186

Security	Shares	Value

Tyco International Ltd.	198	$11,163
Tyson Foods Inc. Class A	137	2,145
U.S. Bancorp	811	27,096
UDR Inc.	118	2,979
Ulta Salon, Cosmetics & Fragrance Inc.	27	2,538
Ultra Petroleum Corp.[a,b]	75	1,542
Union Pacific Corp.	206	25,017
United Parcel Service Inc. Class B	307	22,660
United Technologies Corp.	372	29,704
UnitedHealth Group Inc.	446	24,218
Unum Group	134	2,614
Urban Outfitters Inc.[a]	57	2,140
URS Corp.	71	2,585
Valero Energy Corp.	245	7,659
Varian Medical Systems Inc.[a]	52	3,057
Ventas Inc.	125	8,186
VeriFone Systems Inc.[a]	50	1,737
VeriSign Inc.[a]	74	3,528
Verisk Analytics Inc. Class Aa	62	3,008
Verizon Communications Inc.	1,217	52,258
Vertex Pharmaceuticals Inc.[a]	92	4,906
VF Corp.	39	5,955
Viacom Inc. Class B NVS	213	10,652
Virgin Media Inc.	123	3,391
Visa Inc. Class A	226	28,984
VMware Inc. Class Aa	36	3,205
Vornado Realty Trust	74	6,007
Vulcan Materials Co.	59	2,296
W.R. Berkley Corp.	53	1,981
W.W. Grainger Inc.	26	5,355
Wal-Mart Stores Inc.	818	59,387
Walgreen Co.	380	13,589
Walt Disney Co. (The)	733	36,262
Warner Chilcott PLC Class A	122	1,662
Washington Post Co. (The) Class B	1	353
Waste Management Inc.	192	6,639
Waters Corp.[a]	41	3,288
Watson Pharmaceuticals Inc.[a]	55	4,474
Weatherford International Ltd.[a]	338	3,975
WellPoint Inc.	145	8,681
Wells Fargo & Co.	2,188	74,458
Western Digital Corp.[a]	104	4,349
Western Union Co.	279	4,913

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI WORLD INDEX FUND

August 31, 2012

Security	Shares	Value

Weyerhaeuser Co.	235	$5,854
Whirlpool Corp.	35	2,641
Whiting Petroleum Corp.[a]	54	2,404
Whole Foods Market Inc.	74	7,159
Williams Companies Inc. (The)	257	8,293
Willis Group Holdings PLC	79	2,948
Windstream Corp.	273	2,695
Wisconsin Energy Corp.	97	3,682
Wyndham Worldwide Corp.	66	3,441
Wynn Resorts Ltd.	37	3,817
Xcel Energy Inc.	204	5,690
Xerox Corp.	594	4,378
Xilinx Inc.	117	3,967
XL Group PLC	139	3,214
Xylem Inc.	91	2,210
Yahoo! Inc.[a]	504	7,384
Yum! Brands Inc.	200	12,744
Zimmer Holdings Inc.	77	4,757

		5,748,379

TOTAL COMMON STOCKS
(Cost: $10,045,422)		10,625,956

PREFERRED STOCKS — 0.18%

GERMANY — 0.18%
Henkel AG & Co. KGaA	61	4,620
Porsche Automobil Holding SE	69	3,575
Volkswagen AG	61	10,796

		18,991

TOTAL PREFERRED STOCKS
(Cost: $17,043)		18,991

RIGHTS — 0.00%

UNITED STATES — 0.00%
Liberty Ventures[a,d]	4	40

		40

TOTAL RIGHTS
(Cost: $27)		40

Security	Shares	Value

SHORT-TERM INVESTMENTS — 0.52%

MONEY MARKET FUNDS — 0.52%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,e,f]	48,823	$48,823
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,e,f]	3,700	3,700
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,e]	2,848	2,848

		55,371

TOTAL SHORT-TERM INVESTMENTS
(Cost: $55,371)		55,371

TOTAL INVESTMENTS IN SECURITIES — 100.11%
(Cost: $10,117,863)		10,700,358
Other Assets, Less Liabilities — (0.11)%		(11,350)

NET ASSETS — 100.00%		$10,689,008

FDR  —  Fiduciary Depositary Receipts

NVS  —  Non-Voting Shares

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[e]	The rate quoted is the annualized seven-day yield of the fund at period end.
[f]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	39

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2012

	iShares MSCI All Country World Minimum Volatility Index Fund	iShares MSCI Emerging Markets EMEA Index Fund	iShares MSCI World Index Fund

ASSETS
Investments, at cost:
Unaffiliated	$555,947,606	$10,598,098	$10,037,896
Affiliated (Note 2)	24,154,997	—	79,967

Total cost of investments	$580,102,603	$10,598,098	$10,117,863

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$575,362,004	$10,251,578	$10,620,648
Affiliated (Note 2)	24,268,525	—	79,710

Total fair value of investments	599,630,529	10,251,578	10,700,358
Foreign currencies, at value[b]	437,784	4,018	13,458
Cash	12,028	60,986	—
Receivables:
Investment securities sold	1,531,645	324	11,793
Dividends and interest	1,287,460	22,583	34,160
Capital shares sold	—	85,445	—

Total Assets	602,899,446	10,424,934	10,759,769

LIABILITIES
Payables:
Investment securities purchased	1,640,620	79,446	16,072
Collateral for securities on loan (Note 5)	22,381,865	—	52,523
Foreign taxes (Note 1)	10,105	—	—
Investment advisory fees (Note 2)	91,268	2,245	2,166

Total Liabilities	24,123,858	81,691	70,761

NET ASSETS	$578,775,588	$10,343,243	$10,689,008

Net assets consist of:
Paid-in capital	$559,445,278	$10,725,256	$10,070,791
Undistributed net investment income	2,864,392	23,724	57,276
Accumulated net realized loss	(3,065,984)	(58,760)	(21,434)
Net unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	19,531,902	(346,977)	582,375

NET ASSETS	$578,775,588	$10,343,243	$10,689,008

Shares outstanding[c]	10,400,000	200,000	200,000

Net asset value per share	$55.65	$51.72	$53.45

[a]	Securities on loan with values of $21,853,129, $ — and $51,291, respectively. See Note 5.
[b]	Cost of foreign currencies: $436,110, $3,963 and $13,375, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations

iSHARES®, INC.

Period ended August 31, 2012

	iShares MSCI All Country World Minimum Volatility Index Fund[a]	iShares MSCI Emerging Markets EMEA Index Fund[b]	iShares MSCI World Index Fund[c]

NET INVESTMENT INCOME
Dividends — unaffiliated[d]	$5,272,338	$231,366	$382,289
Dividends — affiliated (Note 2)	3,671	—	914
Interest — unaffiliated	37	—	—
Interest — affiliated (Note 2)	111	3	5
Securities lending income — affiliated (Note 2)	64,779	7	515

	5,340,936	231,376	383,723
Less: Other foreign taxes (Note 1)	(12,680)	—	(3)

Total investment income	5,328,256	231,376	383,720

EXPENSES
Investment advisory fees (Note 2)	538,193	31,766	29,225

Total expenses	538,193	31,766	29,225
Less investment advisory fees waived (Note 2)	(178,744)	(8,876)	—

Net expenses	359,449	22,890	29,225

Net investment income	4,968,807	208,486	354,495

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(2,703,017)	(59,866)	(25,774)
Investments — affiliated (Note 2)	(362,675)	—	—
In-kind redemptions — unaffiliated	—	(159,185)	274,702
In-kind redemptions — affiliated (Note 2)	—	—	(41)
Foreign currency transactions	(16,737)	(6,522)	(1,482)

Net realized gain (loss)	(3,082,429)	(225,573)	247,405

Net change in unrealized appreciation/depreciation on:
Investments	19,527,926	(346,520)	582,495
Translation of assets and liabilities in foreign currencies	3,976	(457)	(120)

Net change in unrealized appreciation/depreciation	19,531,902	(346,977)	582,375

Net realized and unrealized gain (loss)	16,449,473	(572,550)	829,780

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$21,418,280	$(364,064)	$1,184,275

[a]	For the period from October 18, 2011 (commencement of operations) to August 31, 2012.
[b]	For the period from January 18, 2012 (commencement of operations) to August 31, 2012.
[c]	For the period from January 10, 2012 (commencement of operations) to August 31, 2012.
[d]	Net of foreign withholding tax of $340,499, $32,761 and $22,094, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI All Country World Minimum Volatility Index Fund	iShares MSCI Emerging Markets EMEA Index Fund
	Period from October 18, 2011[a] to August 31, 2012	Period from January 18, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$4,968,807	$208,486
Net realized gain (loss)	(3,082,429)	(225,573)
Net change in unrealized appreciation/depreciation	19,531,902	(346,977)

Net increase (decrease) in net assets resulting from operations	21,418,280	(364,064)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(2,087,970)	(178,240)

Total distributions to shareholders	(2,087,970)	(178,240)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	559,445,278	15,732,186
Cost of shares redeemed	—	(4,846,639)

Net increase in net assets from capital share transactions	559,445,278	10,885,547

INCREASE IN NET ASSETS	578,775,588	10,343,243

NET ASSETS
Beginning of period	—	—

End of period	$578,775,588	$10,343,243

Undistributed net investment income included in net assets at end of period	$2,864,392	$23,724

SHARES ISSUED AND REDEEMED
Shares sold	10,400,000	300,000
Shares redeemed	—	(100,000)

Net increase in shares outstanding	10,400,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

iShares MSCI World Index Fund
Period from January 10, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$354,495
Net realized gain	247,405
Net change in unrealized appreciation/depreciation	582,375

Net increase in net assets resulting from operations	1,184,275

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(295,901)

Total distributions to shareholders	(295,901)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	20,127,850
Cost of shares redeemed	(10,327,216)

Net increase in net assets from capital share transactions	9,800,634

INCREASE IN NET ASSETS	10,689,008

NET ASSETS
Beginning of period	—

End of period	$10,689,008

Undistributed net investment income included in net assets at end of period	$57,276

SHARES ISSUED AND REDEEMED
Shares sold	400,000
Shares redeemed	(200,000)

Net increase in shares outstanding	200,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI All Country World Minimum Volatility Index Fund
Period from Oct. 18, 2011[a] to Aug. 31, 2012
Net asset value, beginning of period	$50.02

Income from investment operations:
Net investment income[b]	1.49
Net realized and unrealized gain[c]	4.67

Total from investment operations	6.16

Less distributions from:
Net investment income	(0.53)

Total distributions	(0.53)

Net asset value, end of period	$55.65

Total return	12.41%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$578,776
Ratio of expenses to average net assets[e]	0.23%
Ratio of expenses to average net assets prior to waived fees[e]	0.34%
Ratio of net investment income to average net assets[e]	3.17%
Portfolio turnover rate[f]	22%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2012 would have been 22%. See Note 4.

See notes to financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Emerging Markets EMEA Index Fund
Period from Jan. 18, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$51.16

Income from investment operations:
Net investment income[b]	1.43
Net realized and unrealized gain[c]	0.02

Total from investment operations	1.45

Less distributions from:
Net investment income	(0.89)

Total distributions	(0.89)

Net asset value, end of period	$51.72

Total return	2.91%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,343
Ratio of expenses to average net assets[e]	0.49%
Ratio of expenses to average net assets prior to waived fees[e]	0.68%
Ratio of net investment income to average net assets[e]	4.46%
Portfolio turnover rate[f]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI World Index Fund
Period from Jan. 10, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$50.32

Income from investment operations:
Net investment income[b]	0.98
Net realized and unrealized gain[c]	2.89

Total from investment operations	3.87

Less distributions from:
Net investment income	(0.74)

Total distributions	(0.74)

Net asset value, end of period	$53.45

Total return	7.76%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$10,689
Ratio of expenses to average net assets[e]	0.24%
Ratio of net investment income to average net assets[e]	2.91%
Portfolio turnover rate[f]	3%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Index Fund	Diversification Classification
All Country World MinimumVolatility[a]	Non-diversified
Emerging Markets EMEA[b]	Non-diversified
World[c]	Diversified

[a]	The Fund commenced operations on October 18, 2011.
[b]	The Fund commenced operations on January 18, 2012.
[c]	The Fund commenced operations on January 10, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

NOTES TO FINANCIAL STATEMENTS	47

Notes to Financial Statements (Continued)

iSHARES®, INC.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Index Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

All Country World Minimum Volatility
Assets:
Common Stocks	$574,356,069	$—	$—	$574,356,069
Investment Companies	1,640,470	—	—	1,640,470
Preferred Stocks	1,005,935	—	—	1,005,935
Short-Term Investments	22,628,055	—	—	22,628,055

	$599,630,529	$—	$—	$599,630,529

Emerging Markets EMEA
Assets:
Common Stocks	$10,101,709	$—	$—	$10,101,709
Preferred Stocks	149,869	—	—	149,869

	$10,251,578	$—	$—	$10,251,578

World
Assets:
Common Stocks	$10,625,956	$—	$—	$10,625,956
Preferred Stocks	18,991	—	—	18,991
Rights	—	—	40	40
Short-Term Investments	55,371	—	—	55,371

	$10,700,318	$—	$40	$10,700,358

NOTES TO FINANCIAL STATEMENTS	49

Notes to Financial Statements (Continued)

iSHARES®, INC.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of August 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to the iShares MSCI All Country World Minimum Volatility Index Fund, BFA is entitled to an annual investment advisory fee based on the Fund’s allocable portion of the aggregate of the average daily net asset of the fund and certain other iShares funds, as follows:

Investment Advisory Fee	Aggregate Average Daily Net Assets
0.35%	First $30 billion
0.32	Over $30 billion, up to and including $60 billion
0.28	Over $60 billion

BFA has voluntarily waived a portion of its investment advisory fees for the iShares MSCI All Country World Minimum Volatility Index Fund in the amount of $171,948.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI All Country World Minimum Volatility Index Fund through June 30, 2013 in an amount equal to the investment advisory fees payable on the amount of the Fund’s investment in other iShares funds. In association with this agreement, for the period ended August 31, 2012, BFA waived its investment advisory fees for the fund in the amount of $6,796.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee based on the average daily net assets of each Fund as follows:

iShares MSCI Index Fund	Investment Advisory Fee
Emerging Markets EMEA	0.68%
World	0.24

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Emerging Markets EMEA Index Fund through December 31, 2014 in order to limit total annual operating expenses to 0.49% of average daily net assets.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES®, INC.

For the period ended August 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Index Fund	Securities Lending Agent Fees
All Country World Minimum Volatility	$34,881
Emerging Markets EMEA	4
World	277

At a special meeting of the Board held on January 5, 2012, the directors approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI All Country World Minimum Volatility Index Fund, in order to improve its portfolio liquidity and its ability to track its underlying index, may invest in shares of other iShares funds that invest in securities in the Fund’s underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the period ended August 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Index Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
All Country World Minimum Volatility
iShares S&P India Nifty 50 Index Fund	—	176,068	(102,800)	73,268	$1,640,470	$3,671	$(362,675)

World
BlackRock Inc.	—	117	(59)	58	$10,229	$384	$90
PNC Financial Services Group Inc. (The)	—	461	(234)	227	14,110	530	(131)

					$24,339	$914	$(41)

Certain directors and officers of the Company are also officers of BTC and/or BFA.

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended August 31, 2012 were as follows:

iShares MSCI Index Fund	Purchases	Sales
All Country World Minimum Volatility	$82,162,614	$39,931,094
Emerging Markets EMEA	369,861	396,331
World	585,141	573,153

In-kind transactions (see Note 4) for the period ended August 31, 2012 were as follows:

iShares MSCI Index Fund	In-kind Purchases	In-kind Sales
All Country World Minimum Volatility	$518,308,720	$—
Emerging Markets EMEA	15,619,683	4,776,064
World	20,107,850	10,306,233

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2012, attributable to passive foreign investment companies, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares MSCI Index Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
All Country World Minimum Volatility	$—	$(16,445)	$16,445
Emerging Markets EMEA	(160,291)	(6,522)	166,813
World	270,157	(1,318)	(268,839)

The tax character of distributions paid during the period ended August 31, 2012 was as follows:

iShares MSCI Index Fund	2012
All Country World Minimum Volatility
Ordinary income	$2,087,970

Emerging Markets EMEA
Ordinary income	$178,240

World
Ordinary income	$295,901

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares MSCI Index Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
All Country World Minimum Volatility	$3,609,683	$(1,876,800)	$17,597,427	$19,330,310
Emerging Markets EMEA	29,656	(55,073)	(356,596)	(382,013)
World	65,396	(19,493)	572,314	618,217

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of August 31, 2012, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares MSCI Index Fund	Non- Expiring
All Country World Minimum Volatility	$1,876,800
Emerging Markets EMEA	55,073
World	19,493

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Index Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
All Country World Minimum Volatility	$582,037,078	$24,631,715	$(7,038,264)	$17,593,451
Emerging Markets EMEA	10,607,717	200,328	(556,467)	(356,139)
World	10,127,924	941,735	(369,301)	572,434

Management has reviewed the tax positions as of August 31, 2012 and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	55

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI All Country World Minimum Volatility Index Fund, iShares MSCI Emerging Markets EMEA Index Fund and iShares MSCI World Index Fund (the “Funds”), at August 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2012

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal period ended August 31, 2012, the iShares MSCI Emerging Markets EMEA Index Fund earned foreign source income of $264,127 and paid foreign taxes of $31,194 which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”).

For corporate shareholders, the following percentages of the income dividends paid by certain Funds during the fiscal period ended August 31, 2012 qualified for the dividends-received deduction:

iShares MSCI Index Fund	Dividends- Received Deduction
All Country World Minimum Volatility	77.92%
World	42.54

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended August 31, 2012:

iShares MSCI Index Fund	Qualified Dividend Income
All Country World Minimum Volatility	$2,087,970
Emerging Markets EMEA	209,434
World	295,901

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	57

Board Review and Approval of Investment Advisory

Contract (Unaudited)

iSHARES®, INC.

iShares MSCI All Country World Minimum Volatility Index Fund

Under Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), the Company’s Board of Directors (the “Board”), including a majority of Directors who are not “interested persons” of the Company (as that term is defined in the 1940 Act) (the “Independent Directors”), is required annually to consider the Investment Advisory Contract between the Company and BFA (the “Advisory Contract”) on behalf of the Fund. The Independent Directors requested, and BFA provided, such information as the Independent Directors, with advice from independent counsel, deemed reasonably necessary to evaluate the Advisory Contract. A committee of Independent Directors (the “15(c) Committee”), with independent counsel, met with management on April 19, 2012, April 27, 2012, and May 16, 2012, to discuss the types of information the Independent Directors required and the manner in which management would organize and present such information. At a meeting held on May 17, 2012, management presented information to the Board relating to the continuance of the Advisory Contract, and the Board, including the Independent Directors, reviewed and discussed such information at length. The Independent Directors requested from management certain additional information, and the 15(c) Committee met with management on June 8, 2012, to discuss the additional requests. At a meeting held on June 20-21, 2012, the Board, including the Independent Directors, reviewed additional information provided by management in response to these requests. The Board, including a majority of the Independent Directors, approved the continuance of the Advisory Contract for the Fund, based on a review of qualitative and quantitative information provided by BFA, including a review of supplemental information management provided at the request of the Independent Directors. The Board noted its satisfaction with the extent and quality of information, and detailed responses, provided by BFA. The Independent Directors were advised by their independent counsel throughout the process. In approving the Advisory Contract for the Fund, the Board, including the Independent Directors, considered the following factors, no one of which was controlling, and made the following conclusions:

Expenses and Performance of the Fund — The Board reviewed statistical information prepared by Lipper Inc. (“Lipper”), an independent provider of investment company data, regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of the Fund in comparison with the same information for other registered investment companies objectively selected by Lipper as comprising the Fund’s applicable peer group pursuant to Lipper’s proprietary methodology, and any registered funds that would otherwise have been excluded from Lipper’s comparison group because of their size, sponsor, inception date, or other differentiating factors, but that were nonetheless included at the request of BFA (the “Lipper Group”). Because there are few, if any, exchange traded funds or index funds that track indexes similar to those tracked by the Fund, the Lipper Group included in part mutual funds, closed-end funds, exchange traded funds, or funds with differing investment objective classifications, investment focuses and other characteristics (e.g., actively managed funds and funds sponsored by “at cost” service providers), as applicable. In support of its review of the statistical information, the Board was provided with a detailed description of the methodology used by Lipper to determine the applicable Lipper Groups and to prepare this information. The Board also received a detailed explanation from BFA regarding its rationale for including funds that had been excluded from Lipper’s consideration due to Lipper’s methodology parameters, as well as information showing the effect of including these additional funds in the analysis. The Board further noted that due to the limitations in providing comparable funds in the various Lipper Groups, the statistical information may or may not provide meaningful direct comparisons to the Fund.

The Board also noted that the investment advisory fees and overall expenses for the Fund compared favorably to the investment advisory fee rates and overall expenses of the funds in the Lipper Group.

In addition, the Board reviewed statistical information prepared by Lipper regarding the performance of the Fund for the one-, three-, five-, ten-year, and since inception periods, as applicable, and the “last quarter” period ended December 31, 2011, and a comparison of the Fund’s performance to its performance benchmark index for the same periods. To the extent that any of the comparison funds included in the Lipper Group track the same index as the Fund, Lipper also provided, and the Board reviewed, a comparison of the Fund’s performance

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

to that of such relevant comparison funds for the same periods. The Board noted that the Fund generally performed in line with its performance benchmark index over the relevant periods. In considering this information, the Board noted that the Lipper Group includes funds that may have different investment objectives and/or benchmarks from the Fund. In addition, the Board noted that the Fund seeks to track its benchmark index and that, during the prior year, the Board received periodic reports on the Fund’s performance in comparison with its benchmark index. Such periodic comparative performance information was also considered by the Board.

Based on this review, the other factors considered at the meeting, and their general knowledge of mutual fund pricing, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Fund supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Nature, Extent and Quality of Services Provided by BFA — Based on management’s representations, the Board expected that there would be no diminution in the scope of services required of or provided by BFA under the Advisory Contract for the coming year as compared to the scope of services provided by BFA over prior years. In reviewing the scope of these services, the Board considered BFA’s investment philosophy and experience, noting that BFA and its affiliates have committed significant resources over time, including during the past year, to supporting the Fund and its shareholders. The Board noted that BFA became an indirect wholly-owned subsidiary of BlackRock, Inc. (“BlackRock”) in December 2009. The Board acknowledged that additional resources to support the Fund and its shareholders have been added or enhanced since then, including in such areas as investor education, product management, customized portfolio consulting support, and capital markets support. The Board also considered BFA’s compliance program and its compliance record with respect to the Fund. In that regard, the Board noted that BFA reports to the Board about portfolio management and compliance matters on a periodic basis in connection with regularly scheduled meetings of the Board, and on other occasions as necessary and appropriate, and has provided information and made appropriate officers available as needed to provide further assistance with these matters. The Board also reviewed the background and experience of the persons responsible for the day-to-day management of the Fund. In addition to the above considerations, the Board reviewed and considered BFA’s investment and risk management processes and strategies, and matters related to BFA’s portfolio compliance policies and procedures. The Board noted that the Fund had met its investment objective consistently since its inception date.

Based on review of this information, and the performance information discussed above, the Board concluded that the nature, extent and quality of services provided by BFA to the Fund under the Advisory Contract supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Costs of Services Provided to Fund and Profits Realized by BFA and Affiliates — The Board reviewed information about the profitability to BFA of the Fund based on the fees payable to BFA and its affiliates (including fees under the Advisory Contract), and all other sources of revenue and expense to BFA and its affiliates from the Fund’s operations for the last calendar year. The Board reviewed BlackRock’s profitability methodology for the iShares funds, noting that the 15(c) Committee had focused on the methodology and proposed presentation during its meetings. The Board discussed the sources of direct and ancillary revenue with management, including the revenues to BTC from securities lending by the Fund. The Board also discussed BFA’s profit margin as reflected in the Fund’s profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits realized by BFA and its affiliates under the Advisory Contract and from other relationships between the Fund and BFA and/or its affiliates, if any, were within a reasonable range in light of the factors considered.

Economies of Scale — The Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Fund’s assets, noting that the issue of economies of scale had been focused on extensively by the 15(c) Committee during its meetings and addressed by management. The Board and the 15(c) Committee reviewed information provided by BFA regarding scale benefits shared

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	59

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

with the iShares funds through breakpoints, waivers, or other fee reductions, as well as through additional investment in the iShares business and the provision of improved or additional infrastructure and services to the iShares funds and their shareholders. The Board and the 15(c) Committee received information regarding BFA’s historical profitability, including BFA’s and its affiliates’ costs in providing services. The cost information distinguished between fixed and variable costs, and explained how the nature of such costs may impact the existence of scale benefits. The Board noted that the Advisory Contract for the Fund already provided for breakpoints in the Fund’s investment advisory fee rates as the assets of the Fund, on an aggregated basis with the assets of certain other iShares funds, increase. The Board noted that it would continue to monitor the sharing of economies of scale to determine the appropriateness of adding new or revised breakpoints in the future. Based on this review, as well as the other factors considered at the meeting, the Board, recognizing its responsibility to consider this issue at least annually, concluded that the structure of the investment advisory fees reflects appropriate sharing of potential economies of scale with the Fund’s shareholders and supported the Board’s approval of the continuance of the Advisory Contract for the coming year.

Fees and Services Provided for Other Comparable Funds/Accounts Managed by BFA and its Affiliates — The Board received and considered information regarding the investment advisory/management fee rates for other funds/accounts in the U.S. for which BFA (or its affiliates) provides investment advisory/management services, including open-end and closed-end funds registered under the 1940 Act (including sub- advised funds), collective trust funds and institutional separate accounts (together, the “Other Accounts”). The Board noted that BFA and its affiliates do not manage Other Accounts with a substantially similar investment objective and strategy as the Fund. The Board further noted that BFA provided the Board with detailed information regarding how the Other Accounts (particularly institutional clients) generally differ from the Fund, including in terms of the different generally more extensive services provided, as well as other significant differences in the approach of BFA and its affiliates to the Fund, on one hand, and Other Accounts, on the other. In that regard, the Board considered that the pricing of services to institutional clients is typically based on a number of factors beyond the nature and extent of the specific services to be provided and often depends on the overall relationship between the client and its affiliates and the adviser and its affiliates. In addition, the Board considered the relative complexity and inherent risks of managing and providing other services to the Fund, as a publicly traded exchange traded fund, as compared to the Other Accounts that are institutional clients in light of differing regulatory requirements and client-imposed mandates. The Board also considered the “all-inclusive” nature of the Fund’s advisory fee structure, and the Fund expenses borne by BFA under this arrangement. The Board noted that the investment advisory fee rates under the Advisory Contract for the Fund were generally higher than the investment advisory/management fee rates for the Other Accounts that are institutional clients of BFA (or its affiliates) and concluded that the differences appeared to be consistent with the factors discussed.

Other Benefits to BFA and/or its Affiliates — The Board reviewed ancillary revenue received by BFA and/or its affiliates in connection with the services provided to the Fund by BFA, such as payment of revenue to BTC, the Fund’s securities lending agent, for loaning portfolio securities (which was included in the profit margins reviewed by the Board pursuant to BFA’s profitability methodology), and payment of advisory fees and/or administration fees to BFA and BTC (or their affiliates) in connection with any investments by the Fund in other funds for which BFA (or its affiliates) provides investment advisory services and/or administration services. The Board noted that BFA generally does not use soft dollars or consider the value of research or other services that may be provided to BFA (including its affiliates) in selecting brokers for portfolio transactions for the Fund. The Board further noted that any portfolio transactions on behalf of the Fund placed through a BFA affiliate or purchased from an underwriting syndicate in which a BFA affiliate participates, are reported to the Board pursuant to Rule 17e-1 or Rule 10f-3, as applicable, under the 1940 Act. The Board concluded that any such ancillary benefits would not be disadvantageous to the Fund’s shareholders and thus would not alter the Board’s conclusion with respect to the appropriateness of approving the continuance of the Advisory Contract for the coming year.

Based on the considerations described above, the Board determined that the investment advisory fee rates under the Advisory Contract do not constitute fees that are so disproportionately large as to bear no reasonable relationship to the services rendered and that could not

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Board Review and Approval of Investment Advisory

Contract (Unaudited) (Continued)

iSHARES®, INC.

have been the product of arm’s-length bargaining, and concluded that it is in the best interest of the Fund and its shareholders to approve the continuance of the Advisory Contract for the coming year.

BOARD REVIEW AND APPROVAL OF INVESTMENT ADVISORY CONTRACT	61

Supplemental Information (Unaudited)

iSHARES®, INC.

Section 19(a) Notices

The amounts and sources of distributions reported are only estimates and are not being provided for tax reporting purposes. The actual amounts and sources of the amounts for tax reporting purposes will depend upon each Fund’s investment experience during the year and may be subject to changes based on the tax regulations. Shareholders will receive a Form 1099-DIV each calendar year that will inform them how to report distributions for federal income tax purposes.

	Total Cumulative Distributions for the Fiscal Year				% Breakdown of the Total Cumulative Distributions for the Fiscal Year
iShares MSCI Index Fund	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share	Net Investment Income	Net Realized Capital Gains	Return of Capital	Total Per Share
All Country World Minimum Volatility	$0.53103	$—	$—	$0.53103	100%	—%	—%	100%

Premium/Discount Information

The tables that follow present information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of a Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for each of the Funds included in this report. The information shown for each Fund is for five calendar years (or for each full calendar quarter completed after the inception date of such Fund if less than five years) through the date of the most recent quarter-end. The specific periods covered for each Fund are disclosed in the table for such Fund.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by each table. All data presented here represents past performance, which cannot be used to predict future results.

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI All Country World Minimum Volatility Index Fund

Period Covered: January 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	2	1.60%
Greater than 2.5% and Less than 3.0%	1	0.80
Greater than 2.0% and Less than 2.5%	6	4.80
Greater than 1.5% and Less than 2.0%	3	2.40
Greater than 1.0% and Less than 1.5%	15	12.00
Greater than 0.5% and Less than 1.0%	39	31.20
Between 0.5% and –0.5%	56	44.80
Less than –0.5% and Greater than –1.0%	2	1.60
Less than –1.0% and Greater than –1.5%	1	0.80

	125	100.00%

iShares MSCI Emerging Markets EMEA Index Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	3	4.76%
Greater than 1.0% and Less than 1.5%	8	12.70
Greater than 0.5% and Less than 1.0%	10	15.87
Between 0.5% and –0.5%	29	46.03
Less than –0.5% and Greater than –1.0%	9	14.29
Less than –1.0% and Greater than –1.5%	3	4.76
Less than –1.5%	1	1.59

	63	100.00%

iShares MSCI World Index Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5% and Less than 2.0%	10	15.87%
Greater than 1.0% and Less than 1.5%	14	22.23
Greater than 0.5% and Less than 1.0%	29	46.03
Between 0.5% and –0.5%	10	15.87

	63	100.00%

SUPPLEMENTAL INFORMATION	63

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director of iShares, Inc. also serves as a Trustee of iShares Trust, a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Director and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Trustee of iShares Trust (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Director (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”) (2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Director (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC (2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Trustee of iShares Trust (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Director (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the

Investment Committee, Archdiocese

of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Director (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Director (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

DIRECTOR AND OFFICER INFORMATION	65

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (51)	Director (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Director (since 2002).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Trustee of iShares Trust (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Director (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director of Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange-Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

DIRECTOR AND OFFICER INFORMATION	67

Notes:

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	69

Notes:

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-811-0812

August 31, 2012

2012 Annual Report

iShares, Inc.

iShares MSCI Global Agriculture Producers Fund  |  VEGI  |  NYSE Arca

iShares MSCI Global Energy Producers Fund  |  FILL  |  NYSE Arca

iShares MSCI Global Gold Miners Fund  |  RING  |  NYSE Arca

iShares MSCI Global Select Metals & Mining Producers Fund  |  PICK  |  NYSE Arca

iShares MSCI Global Silver Miners Fund  |  SLVP  |  NYSE Arca

Management’s Discussion of Fund Performance

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
0.97%	1.42%	1.15%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/31/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	5

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector*/Investment Type	Percentage of Net Assets

Chemicals	55.99%
Agriculture	16.44
Machinery	11.81
Food	8.72
Auto Manufacturers	2.28
Transportation	1.37
Exchange-Traded Funds	0.80
Other**	2.32
Short-Term and Other Net Assets	0.27

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Monsanto Co.	12.31%
Potash Corp. of Saskatchewan Inc. (Canada)	9.31
Syngenta AG Registered (Switzerland)	8.49
Deere & Co.	7.52
Archer-Daniels-Midland Co.	4.67
Mosaic Co. (The)	4.55
Agrium Inc. (Canada)	4.13
CF Industries Holdings Inc.	3.61
Kubota Corp. (Japan)	2.70
Uralkali OJSC (Russia)	2.68

TOTAL	59.97%

*	Sector classifications used to describe the Fund’s portfolio allocation may differ from sector classifications used to describe the Fund’s corresponding index in management’s commentary. As a result, sector allocation percentages for the Fund may differ from those referenced for the Index in the commentary.
**	Other includes sectors which individually represent less than 1% of net assets.

The iShares MSCI Global Agriculture Producers Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Agriculture Producers Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of agriculture in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was 0.97%, net of fees, while the total return for the Index was 1.15%.

As represented by the Index, global agriculture stocks advanced modestly for the reporting period. The reporting period was characterized by a broad global economic slowdown, which led to reduced demand for commodities in general. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. The weaker economic environment in Europe weighed on Continental demand for commodities, including agricultural products. Decelerating economic growth in the U.S. and China also contributed to reduced global demand for agriculture-related products.

While demand declined, the supply of agricultural products also weakened during the reporting period. A late frost in the spring of 2012, followed by drought conditions in the summer (including the worst drought in the U.S. since 1956), led to expectations of lower yields for grains and other food crops around the world.

As a result, prices for many agricultural commodities increased during the reporting period. The prices of barley and wheat both increased by more than 25%, while corn prices rose by 22% and soybean prices surged by more than 40% for the reporting period. The most significant exception was sugar prices, which fell by 15% for the reporting period as sugar crops held up better than other crops in drought conditions. Overall, according to data from the International Monetary Fund (“IMF”), prices for food and beverage commodities increased by approximately 11% for the reporting period.

6	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

Currency fluctuations detracted overall from Index performance as the U.S. dollar generally strengthened during the reporting period, which lowered international equity returns for U.S. investors. The U.S. is the largest country weighting in the Index, comprising approximately 40% of the Index as of August 31, 2012. In the remainder of the Index, top country weightings included Canada, Switzerland, Japan, and the eurozone. The U.S. dollar appreciated by 1% against the Canadian dollar, 3.5% versus the Swiss franc, 2.5% against the Japanese yen, and 4% versus the euro.

From a sector perspective, materials stocks comprised approximately 55% of the Index as of the end of the reporting period. Many of these materials companies produce agricultural chemicals, fertilizers, and other raw materials used in agriculture production. According to IMF data, the prices of agricultural raw materials declined by approximately 2% for the reporting period. Food, beverage, and tobacco makers comprised just over 25% of the Index, while capital goods companies — which typically produce agricultural machinery and equipment — made up another 15% of the Index.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	7

Management’s Discussion of Fund Performance

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
(3.77)%	(4.09)%	(3.76)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/31/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

8	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector	Percentage of Net Assets

Oil & Gas	96.74%
Coal	2.06
Other*	0.63
Short-Term and Other Net Assets	0.57

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Exxon Mobil Corp.	15.81%
Chevron Corp.	8.57
BP PLC (United Kingdom)	5.14
Royal Dutch Shell PLC Class A (United Kingdom)	4.93
Total SA (France)	4.13
Royal Dutch Shell PLC Class B (United Kingdom)	3.77
BG Group PLC (United Kingdom)	2.68
ConocoPhillips	2.66
Occidental Petroleum Corp.	2.66
Eni SpA (Italy)	2.18

TOTAL	52.53%

The iShares MSCI Global Energy Producers Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Energy Producers Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of energy exploration and production in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was (3.77)%, net of fees, while the total return for the Index was (3.76)%.

As represented by the Index, global energy exploration and production stocks declined for the reporting period. The decline in energy stocks reflected a broad global economic slowdown, which led to reduced demand for commodities in general. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. The weaker economic environment in Europe weighed on Continental demand for energy. Decelerating economic growth in the U.S. and China also contributed to reduced global demand for energy.

Nonetheless, energy prices held up reasonably well during the reporting period. The price of oil declined by just 2%, falling from $98.50 per barrel at the beginning of the reporting period to $96.50 as of August 31, 2012, while natural gas prices increased by 8%, rising from $2.51 per million British thermal units (“BTUs”) at the beginning of the period to $2.72 as of August 31, 2012. However, both oil and natural gas prices experienced significant volatility during the reporting period. Oil prices peaked in early March of 2012 at $109 per barrel, then dipped as low as $77 a barrel in late June of 2012 before rebounding over the last two months of the reporting period. Meanwhile, natural gas followed an opposite pattern, falling to $1.82 per million BTUs in mid-April of 2012, then surging to $3.20 per million BTUs in late July of 2012 before falling back over the last month of the reporting period.

Another contributing factor to the overall decline in the Index was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. The U.S. is the largest country weighting in the Index, comprising approximately 45% of the Index as of August 31, 2012. In the remainder of the Index, top country weightings included the U.K., Canada, China, and France. The U.S. dollar declined by 0.5% versus the British pound during the reporting period, but appreciated by 1% against the Canadian dollar and Chinese yuan and by 4% versus the euro.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	9

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

Other factors influencing the performance of energy stocks during the reporting period included a relatively mild winter and attractive dividend payouts. Warmer-than-normal temperatures and below-average snowfall across the Midwest and Northeast regions of the U.S. contributed to lower demand for energy. On the positive side, however, the Index’s dividend yield as of August 31, 2012 was approximately 3%, which helped mitigate the overall decline in the Index.

10	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance

iSHARES® MSCI GLOBAL GOLD MINERS FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
(19.45)%	(18.85)%	(19.34)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/31/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	11

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GLOBAL GOLD MINERS FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector	Percentage of Net Assets

Mining	99.82%
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Barrick Gold Corp. (Canada)	15.70%
Goldcorp Inc. (Canada)	13.22
Newmont Mining Corp.	9.63
Newcrest Mining Ltd. (Australia)	7.27
Yamana Gold Inc. (Canada)	4.79
Kinross Gold Corp. (Canada)	4.44
Eldorado Gold Corp. (Canada)	4.40
Agnico-Eagle Mines Ltd. (Canada)	4.08
AngloGold Ashanti Ltd. (South Africa)	3.97
Gold Fields Ltd. (South Africa)	3.94

TOTAL	71.44%

The iShares MSCI Global Miners Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Gold Miners Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of gold mining in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was (19.45)%, net of fees, while the total return for the Index was (19.34)%.

As represented by the Index, global gold mining stocks posted double-digit declines for the reporting period. The decline in gold mining stocks reflected a broad global economic slowdown, which led to reduced demand for gold. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. The weaker economic environment in Europe weighed on Continental demand for gold. Although demand for gold typically increases when inflation or inflation expectations rise, decelerating economic growth on a global basis generally curbed inflation concerns and also weighed on demand for gold during the reporting period.
For the reporting period, the price of gold fell by just 2% overall, but there was some meaningful volatility along the way. At the beginning of the reporting period, the price of gold was approximately $1,730 per ounce, but fell by almost 10% to $1,575 per ounce in mid-May of 2012 as the U.S., China, and Europe all reported a slowdown in economic activity. The price of gold hovered around this level until the final six weeks of the reporting period, when the price rose to just under $1,700 per ounce as of August 31, 2012.

Gold mining stocks tend to be more volatile than the price of the base metal, so stock prices fell more sharply as the price of gold declined. In addition, because of geopolitical risks and variability in annual production levels, gold mining stocks are perceived to be among the riskier segments of the global equity markets. During the reporting period, slowing global growth and turmoil in Europe led to significant bouts of risk aversion in the global equity markets, and gold mining stocks suffered as a result. Rising production costs and the threat of higher taxes on mining operations in a number of countries also detracted from Index performance.

12	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GLOBAL GOLD MINERS FUND

Another contributing factor to the overall decline in the Index was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. Because gold is generally priced in U.S. dollars, the stronger U.S. dollar made gold more expensive for foreign buyers. The U.S. dollar appreciated by 1% against the Canadian dollar, 2% against the Australian dollar, and 7% against the South African rand. Canada, Australia, and South Africa comprised approximately three-quarters of the Index as of August 31, 2012.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	13

Management’s Discussion of Fund Performance

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
(22.76)%	(21.87)%	(22.92)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/31/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

14	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector	Percentage of Net Assets

Mining	67.17%
Iron & Steel	28.85
Metal Fabricate & Hardware	1.55
Other*	1.94
Short-Term and Other Net Assets	0.49

TOTAL	100.00%

*	Other includes sectors which individually represent less than 1% of net assets.

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

BHP Billiton Ltd. (Australia)	12.58%
BHP Billiton PLC (United Kingdom)	7.31
Rio Tinto PLC (United Kingdom)	6.89
Anglo American PLC (United Kingdom)	4.59
Freeport-McMoRan Copper & Gold Inc.	4.06
Vale SA Class A (Preferred) (Brazil)	3.96
Xstrata PLC (United Kingdom)	3.78
Glencore International PLC (United Kingdom)	2.77
Rio Tinto Ltd. (Australia)	2.63
Vale SA (Brazil)	2.54

TOTAL	51.11%

The iShares MSCI Global Select Metals & Mining Producers Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Metals & Mining Producers Ex Gold & Silver Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily involved in the extraction and production of diversified metals, aluminum, steel, and precious metals and minerals, excluding gold and silver, in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was (22.76)%, net of fees, while the total return for the Index was (22.92)%.

As represented by the Index, global metals and mining stocks declined by more than 20% for the reporting period. The decline in metals and mining stocks reflected a broad global economic slowdown, which led to reduced demand for commodities in general and metals in particular. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. The weaker economic environment in Europe weighed on Continental demand for metals.

As a result, metals prices fell during the reporting period. The price of copper declined by about 7%, the price of lead dipped by approximately 10%, the price of aluminum fell by roughly 14%, and the prices for nickel and iron ore slumped by more than 20%. In addition, the prices for various types of steel declined by 10% to 15% during the reporting period.

Metals and mining stocks tend to be more volatile than the price of the underlying base metals because there are greater risks involved — changing production costs, geopolitical risks (including the threat of nationalization or higher taxes on mining operations), and variability in annual production levels can influence metals and mining stocks as much as the prices of the underlying metals. During the reporting period, slowing global growth and turmoil in Europe led to significant bouts of risk aversion in the global equity markets, and metals and mining stocks suffered as a result.

Another contributing factor to the overall decline in the Index was a stronger U.S. dollar, which lowered international equity returns for U.S. investors. Although the U.S. dollar declined by 0.5% versus the British pound during the reporting period (the U.K. was the largest country weighting in the Index as of August 31, 2012), the U.S. dollar appreciated by 2% against the Australian dollar, 2.5% versus the Japanese yen, and 16% against the Brazilian real. Australia, Japan, and Brazil comprised more than one-third of the Index as of August 31, 2012.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	15

Management’s Discussion of Fund Performance

iSHARES® MSCI GLOBAL SILVER MINERS FUND

Performance as of August 31, 2012

Cumulative Total Returns
Inception to 8/31/12
NAV	MARKET	INDEX
(15.18)%	(16.67)%	(15.01)%

GROWTH OF $10,000 INVESTMENT

(SINCE INCEPTION AT NET ASSET VALUE)

“Cumulative Total Returns” represent the total change in value of an investment over the period indicated and are calculated from an inception date of 1/31/12.

The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Since shares of the Fund did not trade in the secondary market until after the Fund’s inception, for the period from inception to the first day of secondary market trading in shares of the Fund (2/2/12), the NAV of the Fund is used as a proxy for the Market Price to calculate market returns. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively.

An index is a statistical composite that tracks a specified financial market or sector. Unlike the Fund, an index does not actually hold a portfolio of securities and therefore does not incur the expenses incurred by the Fund. These expenses negatively impact the performance of the Fund. Also, market returns do not include brokerage commissions that may be payable on secondary market transactions. If brokerage commissions were included, market returns would be lower. The performance shown above assumes reinvestment of all dividends and capital gain distributions and does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption or sale of fund shares. The investment return and principal value of shares of the Fund will vary with changes in market conditions. Shares of the Fund may be worth more or less than their original cost when they are redeemed or sold in the market. The Fund’s past performance is no guarantee of future results.

16	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Management’s Discussion of Fund Performance (Continued)

iSHARES® MSCI GLOBAL SILVER MINERS FUND

PORTFOLIO ALLOCATION

As of 8/31/12

Sector	Percentage of Net Assets

Mining	99.82%
Short-Term and Other Net Assets	0.18

TOTAL	100.00%

TEN LARGEST FUND HOLDINGS

As of 8/31/12

Security	Percentage of Net Assets

Silver Wheaton Corp. (Canada)	21.09%
Compania de Minas Buenaventura SA SP ADR (Peru)	10.33
Industrias Penoles SAB de CV (Mexico)	8.45
Fresnillo PLC (United Kingdom)	5.46
First Majestic Silver Corp. (Canada)	4.71
Coeur d’Alene Mines Corp.	4.71
Pan American Silver Corp. (Canada)	4.59
AuRico Gold Inc. (Canada)	4.29
Tahoe Resources Inc. (Canada)	4.19
Hecla Mining Co.	3.78

TOTAL	71.60%

The iShares MSCI Global Silver Miners Fund (the “Fund”) seeks investment results that correspond generally to the price and yield performance, before fees and expenses, of the MSCI ACWI Select Silver Miners Investable Market Index (the “Index”). The Index is designed to measure the combined performance of equity securities of companies primarily engaged in the business of silver mining in both developed and emerging markets. The Fund invests in a representative sample of securities included in the Index that collectively has an investment profile similar to the Index. Due to the use of representative sampling, the Fund may or may not hold all of the securities that are included in the Index. For the period from January 31, 2012 (inception date of the Fund) through August 31, 2012 (the “reporting period”), the total return for the Fund was (15.18)%, net of fees, while the total return for the Index was (15.01)%.

As represented by the Index, global silver mining stocks posted double-digit declines for the reporting period. The decline in silver mining stocks reflected a broad global economic slowdown, which led to reduced demand for silver. One factor behind this trend was the continuing sovereign debt crisis in Europe, which had a negative impact on financial institutions around the globe and led to a meaningful slowdown in European economic growth, including recessions in the most fiscally challenged countries in the region. The weaker economic environment in Europe weighed on Continental demand for silver. Decelerating economic growth in the U.S. and China also contributed to reduced global demand for silver.

For the reporting period, the price of silver fell by approximately 9% overall, but there was even greater volatility along the way. At the beginning of the reporting period, the price of silver was $33.60 per ounce, but fell by 20% to $26.67 per ounce in mid-July of 2012 as the U.S., China, and Europe all reported a slowdown in economic activity. The price of silver hovered around this level until the final two weeks of the reporting period, when it rose to $30.50 per ounce as of August 31, 2012.

Silver mining stocks tend to be more volatile than the price of the base metal, so stock prices fell more sharply as the price of silver declined. In addition, because of geopolitical risks and variability in annual production levels, silver mining stocks are perceived to be among the riskier segments of the global equity markets. During the reporting period, slowing global growth and turmoil in Europe led to significant bouts of risk aversion in the global equity markets, and silver mining stocks suffered as a result.

Currency fluctuations were mixed but detracted overall from Index performance as the U.S. dollar generally strengthened during the reporting period. A stronger U.S. dollar lowered international equity returns for U.S. investors. Because silver is generally priced in U.S. dollars, the stronger U.S. dollar made silver more expensive for foreign buyers. Among the countries represented in the Index, the U.S. dollar appreciated by 1% against the Canadian dollar (Canada comprised approximately half of the Index as of August 31, 2012) and 1.5% against the Mexican peso, but depreciated by 0.5% against the British pound and 3% against the Peruvian sol.

MANAGEMENT’S DISCUSSIONS OF FUND PERFORMANCE	17

Shareholder Expenses (Unaudited)

iSHARES®, INC.

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares and (2) ongoing costs, including management fees and other Fund expenses. The following Example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from March 1, 2012 to August 31, 2012.

ACTUAL EXPENSES

The first line under each Fund in the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES

The second line under each Fund in the table below provides information about hypothetical account values and hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the second line under each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

iShares MSCI Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Global Agriculture Producers
Actual	$1,000.00	$979.40	0.38%	$1.89
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.38	1.93
Global Energy Producers
Actual	1,000.00	908.70	0.39	1.87
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.39	1.98
Global Gold Miners
Actual	1,000.00	805.80	0.39	1.77
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.39	1.98
Global Select Metals & Mining Producers
Actual	1,000.00	760.40	0.39	1.73
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.39	1.98

18	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Shareholder Expenses (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Fund	Beginning Account Value (3/1/12)	Ending Account Value (8/31/12)	Annualized Expense Ratio	Expenses Paid During Period [a]
Global Silver Miners
Actual	$1,000.00	$826.60	0.39%	$1.79
Hypothetical (5% return before expenses)	1,000.00	1,023.20	0.39	1.98

[a]

Expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the period (184 days) and divided by the number of days in the year (366 days).

SHAREHOLDER EXPENSES	19

Schedule of Investments

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.43%

AUSTRALIA — 2.19%
Australian Agricultural Co. Ltd.[a]	5,872	$7,828
GrainCorp Ltd.	5,300	50,501
Incitec Pivot Ltd.	42,996	129,304
Nufarm Ltd.	4,376	26,456
Tassal Group Ltd.	3,000	3,844

		217,933
BELGIUM — 0.14%
SIPEF NV	168	13,621

		13,621
BRAZIL — 0.30%
Fertilizantes Heringer SAa	400	2,993
Sao Martinho SA	1,200	14,010
SLC Agricola SA	1,200	12,597

		29,600
CANADA — 14.92%
AG Growth International Inc.	340	11,170
Agrium Inc.	4,188	411,692
Potash Corp. of Saskatchewan Inc.	22,680	927,562
Viterra Inc.	8,360	136,728

		1,487,152
CHILE — 0.17%
AquaChile SAa	9,384	5,474
Compania Pesquera Camanchaca SAa	43,088	2,220
Empresas Iansa SA	71,888	5,688
Multiexport Foods SA	16,184	3,389

		16,771
CHINA — 1.04%
Asian Citrus Holdings Ltd.	24,000	11,387
China Agri-Industries Holdings Ltd.	44,000	21,784
China BlueChemical Ltd. Class H	48,000	27,663
China Green Holdings Ltd.	12,000	2,630
China Modern Dairy Holdings Ltd.[a]	56,000	14,512
DaChan Food Asia Ltd.	12,000	1,826
First Tractor Co. Ltd. Class Ha	8,000	6,106
Global Bio-Chem Technology Group Co. Ltd.	56,000	5,559
Sinofert Holdings Ltd.[b]	64,000	12,294

		103,761
DENMARK — 0.25%
Auriga Industries A/S Class Ba	436	6,527

Security	Shares	Value

East Asiatic Co. Ltd. A/S	312	$6,413
United International Enterprises Ltd.	72	12,094

		25,034
FINLAND — 0.02%
HKScan OYJ Class A	592	2,425

		2,425
FRANCE — 0.23%
Naturex	120	8,017
Vilmorin & Cie	128	14,960

		22,977
GERMANY — 3.00%
Asian Bamboo AG Bearer	320	2,481
K+S AG Registered	4,564	223,788
KWS Saat AG	56	14,612
Suedzucker AG	1,728	58,069

		298,950
HONG KONG — 0.02%
Pacific Andes International Holdings Ltd.	40,000	2,037

		2,037
INDONESIA — 1.19%
PT Astra Agro Lestari Tbk	10,000	23,387
PT Bakrie Sumatera Plantations Tbk	398,000	5,593
PT Bisi International Tbk	66,000	7,476
PT BW Plantation Tbk	38,000	5,739
PT Charoen Pokphand Indonesia Tbk	198,000	56,067
PT Japfa Comfeed Indonesia Tbk	24,000	11,201
PT Sampoerna Agro Tbk	18,000	5,003
PT Tunas Baru Lampung Tbk	62,000	3,576

		118,042
ISRAEL — 1.60%
Israel Chemicals Ltd.	11,620	125,352
Israel Corp. Ltd. (The)	60	34,426

		159,778
ITALY — 2.31%
Fiat Industrial SpA	22,488	226,911
Societa per la Bonifica dei Terreni Ferraresi e Imprese Agricole SpA	72	3,293

		230,204
JAPAN — 3.97%
Hokuto Corp.	800	15,622
Iseki & Co. Ltd.	4,000	9,860

20	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

August 31, 2012

Security	Shares	Value

Kubota Corp.	28,000	$268,914
Maruha Nichiro Holdings Inc.	12,000	20,843
Mitsui Sugar Co. Ltd.	1,000	3,308
Nippon Beet Sugar Manufacturing Co. Ltd.	4,000	7,816
Nippon Meat Packers Inc.	4,000	53,793
Sakata Seed Corp.	1,200	15,632

		395,788
MALAYSIA — 3.81%
Felda Global Ventures Holdings Bhd[a]	28,400	45,447
Genting Plantations Bhd	6,000	17,840
Hap Seng Plantations Holdings Bhd	4,400	4,253
IJM Plantations Bhd	6,400	7,292
IOI Corp. Bhd	83,200	136,869
Kim Loong Resources Bhd	3,200	2,509
Kuala Lumpur Kepong Bhd	12,400	92,231
Kulim Malaysia Bhd	11,600	19,120
MSM Malaysia Holdings Bhd	5,200	8,388
QL Resources Bhd	9,600	9,986
Rimbunan Sawit Bhd	11,200	3,692
Sarawak Oil Palms Bhd	4,000	8,731
TDM Bhd	2,400	2,903
TH Plantations Bhd	4,800	3,687
Tradewinds Malaysia Bhd	2,400	5,784
TSH Resources Bhd	8,000	6,299
United Malacca Bhd	2,000	4,929

		379,960
NETHERLANDS — 0.67%
Nutreco NV	916	67,106

		67,106
NEW ZEALAND — 0.02%
PGG Wrightson Ltd.[a]	7,712	2,231

		2,231
NORWAY — 3.51%
Austevoll Seafood ASA	2,720	11,645
Bakkafrost P/F	608	4,818
Cermaq ASA[a]	1,504	20,123
Copeinca ASA	516	3,848
Leroey Seafood Group ASA	508	10,129
Marine Harvest ASA[a]	76,112	58,971
Yara International ASA	4,912	240,491

		350,025

Security	Shares	Value

POLAND — 0.33%
Kernel Holding SAa	1,316	$26,968
Zaklady Azotowe Pulawy SA	180	6,282

		33,250
RUSSIA — 2.68%
Uralkali OJSC	34,920	266,839

		266,839
SINGAPORE — 2.75%
China XLX Fertiliser Ltd.	24,000	5,868
First Resources Ltd.[b]	8,000	13,340
GMG Global Ltd.	92,000	8,998
Golden Agri-Resources Ltd.	172,000	97,900
Indofood Agri Resources Ltd.	16,000	17,893
Wilmar International Ltd.	52,000	130,479

		274,478
SOUTH AFRICA — 0.90%
Afgri Ltd.	8,908	5,813
Astral Foods Ltd.	956	11,972
Illovo Sugar Ltd.	5,572	19,899
Tongaat Hulett Ltd.	2,784	46,904
Zeder Investments Ltd.	14,684	5,000

		89,588
SOUTH KOREA — 0.23%
Dongwon Industries Co. Ltd.	32	6,444
Harim Co. Ltd.	732	2,184
Namhae Chemical Corp.	880	7,283
Sajo Industries Co. Ltd.	48	2,475
Silla Co. Ltd.	200	2,997
TS Corp.	80	1,505

		22,888
SPAIN — 0.05%
Pescanova SA	276	4,822

		4,822
SWEDEN — 0.05%
Black Earth Farming Ltd. SDR[a]	2,384	4,878

		4,878
SWITZERLAND — 8.49%
Syngenta AG Registered	2,504	846,145

		846,145
TAIWAN — 0.63%
Sesoda Corp.	4,000	4,387

SCHEDULES OF INVESTMENTS	21

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

August 31, 2012

Security	Shares	Value

Sinon Corp.	12,000	$5,509
Taiwan Fertilizer Co. Ltd.	20,000	49,347
Taiyen Biotech Co. Ltd.	4,000	3,005

		62,248
THAILAND — 0.91%
Charoen Pokphand Foods PCL NVDR	82,000	83,086
GFPT PCL NVDR	11,600	2,702
Khon Kaen Sugar Industry PCL NVDR	13,200	5,182

		90,970
TURKEY — 0.12%
Bagfas Bandirma Gubre Fabrikalari AS	60	5,710
Gubre Fabrikalari TAS[a]	788	5,786

		11,496
UNITED STATES — 40.93%
AGCO Corp.[a]	2,552	107,414
Alico Inc.	108	3,416
American Vanguard Corp.	588	17,299
Archer-Daniels-Midland Co.	17,388	465,129
Bunge Ltd.	3,836	244,161
Cal-Maine Foods Inc.	376	15,108
CF Industries Holdings Inc.	1,736	359,369
Darling International Inc.[a]	3,112	51,721
Deere & Co.	9,980	749,598
Dole Food Co. Inc.[a]	1,200	15,456
Fresh Del Monte Produce Inc.	1,068	26,380
Ingredion Inc.	2,024	108,952
Intrepid Potash Inc.[a]	1,472	33,017
Lindsay Corp.	360	23,530
Monsanto Co.	14,084	1,226,857
Mosaic Co. (The)	7,828	453,320
Pilgrim’s Pride Corp.[a]	1,600	8,512
Sanderson Farms Inc.	516	22,714
Scotts Miracle-Gro Co. (The) Class A	1,132	47,148
Smithfield Foods Inc.[a]	4,020	77,666
Titan International Inc.	1,016	21,214

		4,077,981

TOTAL COMMON STOCKS
(Cost: $9,794,570)		9,708,978

Security	Shares	Value

PREFERRED STOCKS — 1.50%

CHILE — 1.50%
Sociedad Quimica y Minera de Chile SA Series B	2,424	$149,432

		149,432

TOTAL PREFERRED STOCKS
(Cost: $144,922)		149,432

INVESTMENT COMPANIES — 0.80%

EXCHANGE-TRADED FUNDS — 0.80%
iShares S&P India Nifty 50 Index Fund[c]	3,572	79,977

		79,977

TOTAL INVESTMENT COMPANIES
(Cost: $82,681)		79,977

RIGHTS — 0.00%

AUSTRALIA — 0.00%
GrainCorp Ltd.[a]	358	156

		156

TOTAL RIGHTS
(Cost: $0)		156

SHORT-TERM INVESTMENTS — 0.31%

MONEY MARKET FUNDS — 0.31%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	6,739	6,739
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	511	511
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	23,220	23,220

		30,470

TOTAL SHORT-TERM INVESTMENTS
(Cost: $30,470)		30,470

22	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL AGRICULTURE PRODUCERS FUND

August 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 100.04%
(Cost: $10,052,643)	$9,969,013
Other Assets, Less Liabilities — (0.04)%	(4,403)

NET ASSETS — 100.00%	$9,964,610

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	23

Schedule of Investments

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 97.56%

AUSTRALIA — 1.85%
Aquila Resources Ltd.[a,b]	266	$632
Aurora Oil and Gas Ltd.[a]	632	2,123
AWE Ltd.	938	1,386
Beach Energy Ltd.	2,211	2,696
Buru Energy Ltd.[a]	324	924
Caltex Australia Ltd.	240	3,874
Coalspur Mines Ltd.[a]	560	347
Cockatoo Coal Ltd.[a]	1,028	143
Dart Energy Ltd.[a]	770	151
Drillsearch Energy Ltd.[a]	812	1,208
Energy Resources of Australia Ltd.[a]	308	430
Guildford Coal Ltd.[a]	276	97
Horizon Oil Ltd.[a]	1,626	504
Karoon Gas Australia Ltd.[a]	312	1,290
Linc Energy Ltd.[a]	812	445
Molopo Energy Ltd.[a]	482	267
Nexus Energy Ltd.[a]	4,072	547
Paladin Energy Ltd.[a]	1,324	1,799
Roc Oil Co. Ltd.[a]	1,350	440
Santos Ltd.	1,720	19,962
Senex Energy Ltd.[a]	1,285	943
White Energy Co. Ltd.[a]	1,670	449
Whitehaven Coal Ltd.	750	2,535
Woodside Petroleum Ltd.	1,230	43,600

		86,792
AUSTRIA — 0.21%
OMV AG	296	9,841

		9,841
BRAZIL — 1.39%
HRT Participacoes em Petroleo SAa	400	917
OGX Petroleo e Gas Participacoes SAa	2,400	7,452
Petroleo Brasileiro SA	5,400	56,687
Refinaria de Petroleos Manguinhos SAa	600	233

		65,289
CANADA — 11.19%
Advantage Oil & Gas Ltd.[a]	272	948
Angle Energy Inc.[a]	108	424
ARC Resources Ltd.	528	12,472
Athabasca Oil Corp.[a]	600	8,257

Security	Shares	Value

Bankers Petroleum Ltd.[a]	422	$1,146
Baytex Energy Corp.	214	9,737
Bellatrix Exploration Ltd.[a]	174	584
Birchcliff Energy Ltd.[a]	158	1,079
BlackPearl Resources Inc.[a]	470	1,514
BNK Petroleum Inc.[a]	188	185
Bonavista Energy Corp.	268	4,489
Bonterra Energy Corp.	30	1,336
C&C Energia Ltd.[a]	60	376
Cameco Corp.	718	15,628
Canacol Energy Ltd.[a]	1,600	713
Canadian Natural Resources Ltd.	1,998	60,718
Canadian Oil Sands Ltd.	882	18,805
Celtic Exploration Ltd.[a]	160	2,682
Cenovus Energy Inc.	1,376	45,037
Cequence Energy Ltd.[a]	200	247
Connacher Oil and Gas Ltd.[a]	736	309
Crescent Point Energy Corp.	580	24,091
Crew Energy Inc.[a]	180	1,144
Denison Mines Corp.[a]	538	752
Encana Corp.	1,348	29,805
Enerplus Corp.	338	5,322
Fairborne Energy Ltd.[a]	126	169
Freehold Royalties Ltd.	100	1,987
Guide Exploration Ltd.[a]	172	279
Husky Energy Inc.	620	16,379
Imperial Oil Ltd.	552	25,177
Ithaca Energy Inc.[a]	538	1,145
Ivanhoe Energy Inc.[a]	476	338
Legacy Oil & Gas Inc. Class Aa	226	1,482
MEG Energy Corp.[a]	200	7,867
Nexen Inc.	960	24,106
Niko Resources Ltd.	86	1,240
NuVista Energy Ltd.[a]	156	692
Pace Oil & Gas Ltd.[a]	78	224
Pacific Rubiales Energy Corp.	548	13,383
Paramount Resources Ltd. Class Aa	88	2,148
Parex Resources Inc.[a]	200	896
Pengrowth Energy Corp.	881	5,946
Penn West Petroleum Ltd.	858	12,155
PetroBakken Energy Ltd. Class A	174	2,292
Petrobank Energy and Resources Ltd.[a]	204	2,557
Petrominerales Ltd.	180	1,698

24	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

August 31, 2012

Security	Shares	Value

Peyto Exploration & Development Corp.	242	$5,010
Progress Energy Resources Corp.	352	7,836
Southern Pacific Resource Corp.[a]	528	808
SouthGobi Resources Ltd.[a]	200	545
Sprott Resource Corp.[a]	206	831
Suncor Energy Inc.	2,824	88,167
Surge Energy Inc.[a]	200	1,599
Tag Oil Ltd.[a]	200	1,295
Talisman Energy Inc.	1,932	26,821
Tourmaline Oil Corp.[a]	200	5,589
TransGlobe Energy Corp.[a]	116	1,186
Trilogy Energy Corp.	96	2,101
Twin Butte Energy Ltd.	600	1,569
Uranium One Inc.[a]	850	2,033
Vermilion Energy Inc.	194	8,829
Whitecap Resources Inc.[a]	200	1,494
Zargon Oil & Gas Ltd.	64	562

		526,235
CHINA — 3.40%
China Coal Energy Co. Class H	8,000	6,663
China Qinfa Group Ltd.[a]	4,000	439
China Shenhua Energy Co. Ltd. Class H	6,000	21,853
CNOOC Ltd.	32,000	60,565
Hidili Industry International Development Ltd.	4,000	856
Kunlun Energy Co. Ltd.	8,000	13,677
MIE Holdings Corp.	4,000	954
PetroChina Co. Ltd. Class H	40,000	48,219
Sino Oil And Gas Holdings Ltd.[a]	50,000	1,006
Yanzhou Coal Mining Co. Ltd. Class H	4,000	5,704

		159,936
COLOMBIA — 0.49%
Ecopetrol SA SP ADR	400	23,140

		23,140
FINLAND — 0.05%
Neste Oil OYJ	210	2,425

		2,425
FRANCE — 4.19%
Esso SA Francaise	8	588
Etablissements Maurel et Prom	148	2,324
Total SA	3,878	194,087

		196,999

Security	Shares	Value

GREECE — 0.05%
Hellenic Petroleum SA	285	$2,048
Motor Oil (Hellas) Corinth Refineries SA	64	384

		2,432
HONG KONG — 0.01%
Mongolia Energy Corp. Ltd.[a]	8,000	345
Ruifeng Petroleum Chemical Holdings Ltd.[a]	20,000	168

		513
HUNGARY — 0.12%
MOL Hungarian Oil and Gas PLC	76	5,600

		5,600
INDIA — 0.70%
Reliance Industries Ltd. SP GDR[c]	1,206	32,984

		32,984
INDONESIA — 0.38%
PT ABM Investama Tbk[a]	5,000	1,914
PT Adaro Energy Tbk	27,000	3,879
PT Benakat Petroleum Energy Tbk[a]	29,000	554
PT Bukit Asam (Persero) Tbk	2,000	3,062
PT Bumi Resources Tbk	29,000	2,129
PT Delta Dunia Makmur Tbk[a]	11,000	289
PT Energi Mega Persada Tbk[a]	53,000	511
PT Indika Energy Tbk	3,000	481
PT Indo Tambangraya Megah Tbk	1,000	4,006
PT Medco Energi Internasional Tbk	3,000	529
PT Resource Alam Indonesia Tbk	1,000	299

		17,653
ISRAEL — 0.05%
Naphtha Israel Petroleum Corp. Ltd.[a]	123	392
Oil Refineries Ltd.[a]	2,218	834
Paz Oil Co. Ltd.	12	1,194

		2,420
ITALY — 2.22%
Eni SpA	4,616	102,521
ERG SpA	172	1,169
Saras SpA[a]	582	631

		104,321
JAPAN — 1.16%
Cosmo Oil Co. Ltd.	2,000	3,831
INPEX Corp.	4	22,733
JX Holdings Inc.	4,800	24,828

SCHEDULES OF INVESTMENTS	25

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

August 31, 2012

Security	Shares	Value

Showa Shell Sekiyu K.K.	600	$3,088

		54,480
MALAYSIA — 0.01%
Esso Malaysia Bhd	600	540

		540
NEW ZEALAND — 0.01%
New Zealand Oil & Gas Ltd.	968	653

		653
NORWAY — 1.23%
Det norske oljeselskap ASA[a]	104	1,678
DNO International ASA[a]	1,152	1,708
Norwegian Energy Co. ASA[a]	694	624
Panoro Energy ASA[a]	340	220
Statoil ASA	2,088	53,638

		57,868
PHILIPPINES — 0.04%
Philex Petroleum Corp.[a]	2,000	1,645

		1,645
POLAND — 0.20%
Grupa Lotos SAa	84	670
Lubelski Wegiel Bogdanka SA	64	2,316
Polski Koncern Naftowy Orlen SAa	558	6,567

		9,553
PORTUGAL — 0.15%
Galp Energia SGPS SA Class B	456	6,866

		6,866
RUSSIA — 2.43%
LUKOIL OAO	940	53,433
NovaTek OAO SP GDR[d]	164	19,565
Rosneft Oil Co. OJSC	2,350	14,017
Surgutneftegas OJSC	13,200	11,386
Tatneft OAO	2,580	15,626

		114,027
SINGAPORE — 0.06%
Sakari Resources Ltd.	2,000	2,998

		2,998
SOUTH AFRICA — 0.10%
Exxaro Resources Ltd.	262	4,651

		4,651

Security	Shares	Value

SOUTH KOREA — 0.50%
S-Oil Corp.	84	$7,625
SK Innovation Co. Ltd.	110	15,851

		23,476
SPAIN — 0.59%
Repsol SA	1,509	27,837

		27,837
SWEDEN — 0.20%
Alliance Oil Co. Ltd. SDR[a]	14	108
Lundin Petroleum ABa	394	8,895
PA Resources ABa	1,200	149

		9,152
THAILAND — 0.47%
Bangchak Petroleum PCL NVDR	1,000	731
Banpu PCL NVDR	300	4,308
Esso (Thailand) PCL NVDR	2,200	737
IRPC PCL NVDR	20,000	2,400
PTT Exploration & Production PCL NVDR	2,200	10,461
Thai Oil PCL NVDR	1,600	3,345

		21,982
TURKEY — 0.16%
Turkiye Petrol Rafinerileri AS	334	7,642

		7,642
UNITED KINGDOM — 18.13%
Afren PLC[a]	1,888	3,862
Amerisur Resources PLC[a]	1,274	734
Anglo Pacific Group PLC	212	787
Aurelian Oil & Gas PLC[a]	800	114
Bahamas Petroleum Co. PLC[a]	2,326	250
BG Group PLC	6,160	126,021
Borders & Southern Petroleum PLC[a]	830	343
Bowleven PLC[a]	676	749
BP PLC	34,486	241,753
Cairn Energy PLC[a]	1,010	4,604
Chariot Oil & Gas Ltd.[a]	240	435
EnQuest PLC[a]	1,090	1,925
Essar Energy PLC[a]	568	905
Falkland Oil & Gas Ltd.[a]	466	690
Faroe Petroleum PLC[a]	328	736
Gulf Keystone Petroleum Ltd.[a]	1,480	4,831
Gulfsands Petroleum PLC[a]	212	434

26	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

August 31, 2012

Security	Shares	Value

Hardy Oil & Gas PLC[a]	164	$339
Hargreaves Services PLC	54	616
Heritage Oil PLC[a]	340	1,048
JKX Oil & Gas PLC[a]	224	302
Ophir Energy PLC[a]	472	4,232
Premier Oil PLC[a]	986	5,856
Rockhopper Exploration PLC[a]	482	1,315
Royal Dutch Shell PLC Class A	6,624	231,888
Royal Dutch Shell PLC Class B	4,906	177,005
Salamander Energy PLC[a]	485	1,510
San Leon Energy PLC[a]	1,246	228
SOCO International PLC[a]	434	2,322
Tullow Oil PLC	1,642	35,548
Valiant Petroleum PLC[a]	92	650
Xcite Energy Ltd.[a]	258	459

		852,491
UNITED STATES — 45.82%
Abraxas Petroleum Corp.[a]	126	256
Alpha Natural Resources Inc.[a]	404	2,400
Anadarko Petroleum Corp.	908	62,897
Apache Corp.	706	60,539
Approach Resources Inc.[a]	44	1,265
Arch Coal Inc.	372	2,273
Berry Petroleum Co. Class A	82	3,021
Bill Barrett Corp.[a]	94	2,061
BPZ Resources Inc.[a]	158	362
Cabot Oil & Gas Corp.	380	15,736
Carrizo Oil & Gas Inc.[a]	64	1,615
Chesapeake Energy Corp.	1,204	23,297
Chevron Corp.	3,592	402,879
Cimarex Energy Co.	154	8,810
Clayton Williams Energy Inc.[a]	12	577
Cloud Peak Energy Inc.[a]	98	1,724
Cobalt International Energy Inc.[a]	326	7,403
Comstock Resources Inc.[a]	84	1,385
Concho Resources Inc.[a]	180	16,153
ConocoPhillips	2,204	125,165
CONSOL Energy Inc.	412	12,442
Contango Oil & Gas Co.[a]	44	2,443
Continental Resources Inc.[a]	82	6,073
CVR Energy Inc.[a]	32	954
Denbury Resources Inc.[a]	728	11,277
Devon Energy Corp.	708	40,944

Security	Shares	Value

Endeavour International Corp.[a]	50	$422
Energen Corp.	134	6,841
Energy XXI (Bermuda) Ltd.	122	4,013
EOG Resources Inc.	492	53,284
EQT Corp.	282	15,217
EXCO Resources Inc.	236	1,617
Exxon Mobil Corp.	8,514	743,272
Forest Oil Corp.[a]	198	1,467
FX Energy Inc.[a]	78	597
Gastar Exploration Ltd.[a]	126	202
Goodrich Petroleum Corp.[a]	48	610
Gulfport Energy Corp.[a]	80	2,104
Halcon Resources Corp.[a]	167	1,283
Harvest Natural Resources Inc.[a]	50	426
Hess Corp.	556	28,095
HollyFrontier Corp.	348	14,021
Hyperdynamics Corp.[a]	262	183
James River Coal Co.[a]	50	142
Kodiak Oil & Gas Corp.[a]	400	3,576
Laredo Petroleum Holdings Inc.[a]	50	1,088
Lone Pine Resources Inc.[a]	170	221
Magnum Hunter Resources Corp.[a]	190	817
Marathon Oil Corp.	1,300	36,166
Marathon Petroleum Corp.	616	31,878
McMoRan Exploration Co.[a]	170	2,147
Newfield Exploration Co.[a]	244	7,962
Noble Energy Inc.	326	28,655
Northern Oil and Gas Inc.[a]	100	1,634
Oasis Petroleum Inc.[a]	138	4,048
Occidental Petroleum Corp.	1,470	124,965
PDC Energy Inc.[a]	40	1,113
Peabody Energy Corp.	490	10,599
Penn Virginia Corp.	82	501
PetroQuest Energy Inc.[a]	98	624
Phillips 66	1,078	45,276
Pioneer Natural Resources Co.	210	20,446
Plains Exploration & Production Co.[a]	218	8,572
QEP Resources Inc.	324	9,296
Quicksilver Resources Inc.[a]	160	544
Range Resources Corp.	296	19,296
Resolute Energy Corp.[a]	106	958
Rex Energy Corp.[a]	66	818
Rosetta Resources Inc.[a]	96	4,122

SCHEDULES OF INVESTMENTS	27

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL ENERGY PRODUCERS FUND

August 31, 2012

Security	Shares	Value

SandRidge Energy Inc.[a]	656	$4,310
SM Energy Co.	116	5,479
Solazyme Inc.[a]	76	911
Southwestern Energy Co.[a]	644	20,048
Stone Energy Corp.[a]	72	1,694
Swift Energy Co.[a]	74	1,442
Tesoro Corp.	256	10,173
Ultra Petroleum Corp.[a]	286	5,880
Uranium Energy Corp.[a]	130	331
VAALCO Energy Inc.[a]	96	711
Valero Energy Corp.	988	30,885
Venoco Inc.[a]	44	492
W&T Offshore Inc.	58	1,001
Warren Resources Inc.[a]	102	297
Western Refining Inc.	84	2,349
Whiting Petroleum Corp.[a]	212	9,438
WPX Energy Inc.[a]	356	5,554

		2,154,064

TOTAL COMMON STOCKS (Cost: $4,894,070)		4,586,505

PREFERRED STOCKS — 1.87%

BRAZIL — 1.70%
Petroleo Brasileiro SA	7,800	79,766

		79,766
RUSSIA — 0.17%
Surgutneftegas OJSC	12,800	8,245

		8,245

TOTAL PREFERRED STOCKS (Cost: $116,862)		88,011

SHORT-TERM INVESTMENTS — 0.13%

MONEY MARKET FUNDS — 0.13%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[e,f,g]	618	618
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[e,f,g]	47	47

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	5,271	$5,271

		5,936

TOTAL SHORT-TERM INVESTMENTS (Cost: $5,936)		5,936

TOTAL INVESTMENTS IN SECURITIES — 99.56% (Cost: $5,016,868)		4,680,452
Other Assets, Less Liabilities — 0.44%		20,668

NET ASSETS — 100.00%		$4,701,120

NVDR  —  Non-Voting Depositary Receipts

SDR  —  Swedish Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

28	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI GLOBAL GOLD MINERS FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

AUSTRALIA — 10.20%
Focus Minerals Ltd.[a]	503,760	$19,784
Kingsgate Consolidated Ltd.	44,624	197,379
Kingsrose Mining Ltd.	131,472	153,533
Medusa Mining Ltd.	46,080	236,678
Newcrest Mining Ltd.	91,584	2,333,060
Northern Star Resources Ltd.	23,744	26,379
Resolute Mining Ltd.[a]	48,000	73,168
Silver Lake Resources Ltd.[a]	69,632	213,725
Troy Resources Ltd.	4,112	17,848

		3,271,554
CANADA — 56.01%
Agnico-Eagle Mines Ltd.	27,120	1,308,388
Alacer Gold Corp.[a]	20,096	120,554
Argonaut Gold Inc.[a]	4,176	38,508
AuRico Gold Inc.[a]	57,792	401,150
Avion Gold Corp.[a]	158,864	112,687
B2Gold Corp.[a]	83,136	317,599
Barrick Gold Corp.	130,784	5,037,341
Centerra Gold Inc.	35,856	272,503
China Gold International Resources Corp. Ltd.[a]	61,408	212,814
Eldorado Gold Corp.	106,528	1,413,033
Goldcorp Inc.	103,408	4,240,687
Great Basin Gold Ltd.[a,b]	228,272	43,950
High River Gold Mines Ltd.[a]	123,408	175,073
Jaguar Mining Inc.[a,b]	12,048	12,086
Kinross Gold Corp.	160,560	1,425,248
Kirkland Lake Gold Inc.[a]	18,800	259,658
Lake Shore Gold Corp.[a,b]	18,608	18,856
Nevsun Resources Ltd.	8,224	33,001
OceanaGold Corp.[a]	9,008	23,733
Osisko Mining Corp.[a]	46,704	452,913
San Gold Corp.[a]	128,784	100,485
SEMAFO Inc.	65,392	246,500
Yamana Gold Inc.	89,904	1,535,980
Yukon-Nevada Gold Corp.[a]	592,128	168,005

		17,970,752
CHINA — 2.20%
China Precious Metal Resources Holdings Co. Ltd.[a]	1,056,000	185,162

Security	Shares	Value

Lingbao Gold Co. Ltd. Class H	320,000	$128,309
Zijin Mining Group Co. Ltd. Class H	1,248,000	390,993

		704,464
PERU — 3.31%
Compania de Minas Buenaventura SA SP ADR	30,672	1,063,091

		1,063,091
SOUTH AFRICA — 10.10%
AngloGold Ashanti Ltd.	40,864	1,274,573
DRDGOLD Ltd.	267,648	144,485
Gold Fields Ltd.	105,520	1,264,838
Harmony Gold Mining Co. Ltd.	68,912	557,935

		3,241,831
TURKEY — 0.12%
Koza Altin Isletmeleri AS	1,984	39,068

		39,068
UNITED KINGDOM — 5.99%
African Barrick Gold PLC	1,648	11,625
Centamin PLC[a]	256,464	323,847
Highland Gold Mining Ltd.	95,216	173,922
Pan African Resources PLC	70,304	19,542
Petropavlovsk PLC	41,632	230,053
Randgold Resources Ltd.	11,584	1,162,845

		1,921,834
UNITED STATES — 11.89%
Allied Nevada Gold Corp.[a]	16,576	540,046
Gold Resource Corp.	9,792	185,656
Newmont Mining Corp.	60,928	3,087,831

		3,813,533

TOTAL COMMON STOCKS
(Cost: $36,120,451)		32,026,127

SHORT-TERM INVESTMENTS — 0.25%

MONEY MARKET FUNDS — 0.25%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	68,915	68,915
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	5,223	5,223

SCHEDULES OF INVESTMENTS	29

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL GOLD MINERS FUND

August 31, 2012

Security	Shares	Value

BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	6,944	$6,944

		81,082

TOTAL SHORT-TERM INVESTMENTS
(Cost: $81,082)		81,082

TOTAL INVESTMENTS IN SECURITIES — 100.07%
(Cost: $36,201,533)		32,107,209
Other Assets, Less Liabilities — (0.07)%		(22,796)

NET ASSETS — 100.00%		$32,084,413

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

30	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 93.73%

AUSTRALIA — 18.55%
Aditya Birla Minerals Ltd.	14,950	$6,335
Alumina Ltd.	368,095	281,502
Aquarius Platinum Ltd.	68,380	39,574
Arrium Ltd.	194,220	129,462
Aspire Mining Ltd.[a]	29,705	3,684
Atlas Iron Ltd.	125,385	174,932
Bathurst Resources Ltd.[a]	91,195	32,986
BHP Billiton Ltd.	473,200	15,546,212
BlueScope Steel Ltd.[a]	501,930	173,771
Cudeco Ltd.[a]	19,760	84,951
Discovery Metals Ltd.[a]	57,915	57,757
Elemental Minerals Ltd.[a]	21,255	15,815
Fortescue Metals Group Ltd.	200,070	731,938
Gindalbie Metals Ltd.[a]	125,775	42,894
Grange Resources Ltd.	49,010	15,195
Iluka Resources Ltd.	63,310	601,935
Imdex Ltd.	30,225	41,232
Independence Group NL	33,995	122,962
Indophil Resources NLa	112,255	39,443
Ivanhoe Australia Ltd.[a]	31,850	12,179
Jupiter Mines Ltd.[a]	41,210	8,518
Jupiter Mines Ltd. New[a]	333	69
Kagara Ltd.[a,b]	1,161	—
Kangaroo Resources Ltd.[a]	158,275	9,978
Lynas Corp. Ltd.[a]	254,020	168,011
Metals X Ltd.[a]	66,495	9,277
Metminco Ltd.[a]	130,715	10,942
Mincor Resources NL	27,040	16,208
Mineral Deposits Ltd.[a]	12,090	62,472
Mirabela Nickel Ltd.[a]	69,095	19,994
Mount Gibson Iron Ltd.	92,755	69,976
Northern Iron Ltd.[a]	37,050	32,737
OM Holdings Ltd.[a]	32,890	11,897
OZ Minerals Ltd.	47,515	306,411
PanAust Ltd.[a]	71,110	194,745
Panoramic Resources Ltd.	29,640	16,388
Perilya Ltd.[a]	32,305	8,847
Rex Minerals Ltd.[a]	18,460	13,068
Rio Tinto Ltd.	63,765	3,244,813
Sandfire Resources NLa	10,205	75,934

Security	Shares	Value

Sims Metal Management Ltd.	27,105	$255,466
Sundance Resources Ltd.[a]	379,925	125,643
Tiger Resources Ltd.[a]	76,180	22,831
Western Areas NL	18,070	74,324

		22,913,308
AUSTRIA — 0.44%
AMAG Austria Metall AGc,d	2,860	70,839
voestalpine AG	16,575	475,624

		546,463
BELGIUM — 0.84%
Bekaert NV	5,720	149,681
Nyrstar NVa	22,945	110,772
Umicore SA	16,380	778,804

		1,039,257
BRAZIL — 3.04%
Companhia Siderurgica Nacional SA	110,500	544,590
MMX Mineracao e Metalicos SAa	26,000	69,835
Vale SA	188,500	3,138,183

		3,752,608
CANADA — 5.13%
Augusta Resource Corp.[a]	15,080	40,953
Avalon Rare Metals Inc.[a]	16,315	28,932
Capstone Mining Corp.[a]	42,510	104,245
Cline Mining Corp.[a]	28,860	6,580
Copper Mountain Mining Corp.[a]	14,950	39,691
Dundee Precious Metals Inc.[a]	13,325	114,772
Eastern Platinum Ltd.[a]	139,880	25,514
First Quantum Minerals Ltd.	70,915	1,364,621
Harry Winston Diamond Corp.[a]	9,685	121,694
HudBay Minerals Inc.	26,325	224,877
Imperial Metals Corp.[a]	6,890	79,732
Inmet Mining Corp.	7,800	347,852
Katanga Mining Ltd.[a]	71,500	33,328
Labrador Iron Mines Holdings Ltd.[a]	12,350	21,400
Lundin Mining Corp.[a]	77,285	350,067
Major Drilling Group International	12,935	122,423
Mercator Minerals Ltd.[a]	32,435	14,297
North American Palladium Ltd.[a]	20,280	36,991
Northern Dynasty Minerals Ltd.[a]	9,620	27,490
Sabina Gold & Silver Corp.[a]	22,165	73,895
Sherritt International Corp.	43,160	191,997
Taseko Mines Ltd.[a]	30,290	90,853

SCHEDULES OF INVESTMENTS	31

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

August 31, 2012

Security	Shares	Value

Teck Resources Ltd. Class B	84,305	$2,327,069
Thompson Creek Metals Co. Inc.[a]	24,245	68,299
Turquoise Hill Resources Ltd.[a]	59,216	475,240

		6,332,812
CHILE — 0.32%
CAP SA	11,635	391,879

		391,879
CHINA — 1.36%
Aluminum Corp. of China Ltd. Class Ha	650,000	248,896
Angang Steel Co. Ltd. Class Ha	130,000	63,523
China Kingstone Mining Holdings Ltd.[a]	195,000	7,165
China Metal Recycling Holdings Ltd.	78,000	62,249
China Nickel Resources Holding Co. Ltd.[a]	130,000	8,883
China Rare Earth Holdings Ltd.	260,000	55,981
China Vanadium Titano-Magnetite Mining Co. Ltd.	130,000	18,772
China Zhongwang Holdings Ltd.[a]	260,000	105,257
Chongqing Iron & Steel Co. Ltd. Class Ha	130,000	15,587
Chu Kong Petroleum & Natural Gas Steel Pipe Holdings Ltd.	65,000	22,627
CITIC Dameng Holdings Ltd.	130,000	12,068
Fosun International Ltd.	260,000	122,688
Hunan Nonferrous Metal Corp. Ltd. Class Ha	260,000	76,764
Jiangxi Copper Co. Ltd. Class H	195,000	423,375
Minmetals Resources Ltd.[a]	260,000	96,877
North Mining Shares Co. Ltd.[a]	1,300,000	66,205
Shougang Concord International Enterprises Co. Ltd.[a]	780,000	35,197
Shougang Fushan Resources Group Ltd.	390,000	102,575
Tiangong International Co. Ltd.	260,000	46,259
Winsway Coking Coal Holding Ltd.	260,000	32,516
Xingda International Holdings Ltd.	130,000	38,885
Xinjiang Xinxin Mining Industry Co. Ltd. Class H	130,000	22,459

		1,684,808
FINLAND — 0.19%
Outokumpu OYJ[a]	134,160	120,236
Rautaruukki OYJ	10,595	68,044
Talvivaara Mining Co. PLC[a]	21,320	43,804

		232,084

Security	Shares	Value

FRANCE — 1.72%
Aperam	6,630	$86,705
ArcelorMittal	136,760	2,043,636

		2,130,341
GERMANY — 1.35%
Aurubis AG	5,590	303,409
Salzgitter AG	6,175	227,748
ThyssenKrupp AG	56,940	1,136,882

		1,668,039
GREECE — 0.00%
Mytilineos Holdings SAa	524	1,499
Viohalco Hellenic Copper and Aluminum Industry SAa	200	525

		2,024
HONG KONG — 0.08%
CST Mining Group Ltd.[a]	3,640,000	48,338
IRC Ltd.[a]	260,000	21,453
Newton Resources Ltd.[a]	260,000	24,806

		94,597
INDIA — 1.17%
Sterlite Industries (India) Ltd. SP ADR	92,235	651,179
Tata Steel Ltd. SP GDR[d]	113,165	792,155

		1,443,334
INDONESIA — 0.23%
PT Aneka Tambang (Persero) Tbk	585,000	76,078
PT Darma Henwa Tbk[a]	2,632,500	13,804
PT Krakatau Steel (Persero) Tbk	747,500	51,741
PT Timah (Persero) Tbk	357,500	48,742
PT Vale Indonesia Tbk	390,000	94,074

		284,439
ITALY — 0.04%
KME Group SpA[a]	103,220	50,092

		50,092
JAPAN — 5.53%
Asahi Holdings Inc.	6,500	107,586
Daido Steel Co. Ltd.	65,000	333,716
Dowa Holdings Co. Ltd.	65,000	426,692
JFE Holdings Inc.	71,500	902,197
Kobe Steel Ltd.	390,000	298,851
Maruichi Steel Tube Ltd.	6,500	124,770
Mitsubishi Materials Corp.	195,000	545,402

32	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

August 31, 2012

Security	Shares	Value

Mitsui Mining & Smelting Co. Ltd.	65,000	$130,332
Neturen Co. Ltd.	6,500	41,092
Nippon Coke & Engineering Co. Ltd.	32,500	39,432
Nippon Koshuha Steel Co. Ltd.	65,000	63,921
Nippon Light Metal Co. Ltd.	65,000	64,751
Nippon Steel Corp.	780,000	1,504,214
Nippon Yakin Kogyo Co. Ltd.[a]	32,500	29,470
Nisshin Steel Co. Ltd.	130,000	122,861
OSAKA Titanium technologies Co. Ltd.	6,500	149,342
Sumitomo Light Metal Industries Ltd.	65,000	57,280
Sumitomo Metal Industries Ltd.	520,000	737,165
Sumitomo Metal Mining Co. Ltd.	65,000	670,753
Toho Titanium Co. Ltd.	6,500	63,838
Tokyo Steel Manufacturing Co. Ltd.	19,500	63,506
TOPY Industries Ltd.	65,000	158,557
Yamato Kogyo Co. Ltd.	6,500	194,419

		6,830,147
MALAYSIA — 0.09%
Ann Joo Resources Bhd	45,500	21,552
CSC Steel Holdings Bhd	65,000	25,588
Kinsteel Bhd	143,000	18,536
Lion Industries Corp. Bhd	71,500	26,316
Press Metal Bhd	32,500	17,683

		109,675
MEXICO — 1.80%
Compania Minera Autlan SAB de CV Series B	13,000	13,082
Grupo Mexico SAB de CV Series B	552,500	1,630,492
Grupo Simec SAB de CV Series Ba	19,500	70,801
Industrias CH SAB de CV Series Ba	26,000	142,357
Minera Frisco SAB de CV Series A1[a]	97,500	371,435

		2,228,167
NETHERLANDS — 0.03%
Advanced Metallurgical Group NVa	4,485	33,411

		33,411
NORWAY — 0.50%
Norsk Hydro ASA	138,125	592,084
Northland Resources SAa	33,605	21,639

		613,723
PERU — 0.90%
Southern Copper Corp.	34,060	1,108,312

		1,108,312

Security	Shares	Value

PHILIPPINES — 0.09%
Atlas Consolidated Mining & Development Corp.[a]	130,000	$52,402
Nickel Asia Corp.	156,000	61,547

		113,949
POLAND — 0.80%
Alchemia SAa	22,100	35,298
Impexmetal SAa	5,460	5,545
Jastrzebska Spolka Weglowa SA	5,590	147,908
KGHM Polska Miedz SA	20,475	801,526

		990,277
RUSSIA — 1.31%
Belon OJSC[a]	39,000	9,218
Mechel OAO SP ADR	20,605	118,067
MMC Norilsk Nickel OJSC	6,890	1,017,607
Novolipetsk Steel OJSC SP GDR[d]	10,140	183,331
Severstal OAO	26,000	297,131

		1,625,354
SINGAPORE — 0.04%
Midas Holdings Ltd.	195,000	54,714

		54,714
SOUTH AFRICA — 2.69%
African Rainbow Minerals Ltd.	16,380	285,681
Anglo American Platinum Ltd.	10,010	497,549
ArcelorMittal South Africa Ltd.[a]	29,250	140,897
Assore Ltd.	5,200	188,788
Hulamin Ltd.[a]	41,080	17,302
Impala Platinum Holdings Ltd.	79,560	1,255,440
Kumba Iron Ore Ltd.	12,285	699,626
Merafe Resources Ltd.[a]	230,230	21,853
Northam Platinum Ltd.	39,585	126,807
Palabora Mining Co. Ltd.	2,080	19,345
Royal Bafokeng Platinum Ltd.[a]	8,905	47,650
Sentula Mining Ltd.[a]	121,550	26,391

		3,327,329
SOUTH KOREA — 3.93%
Daehan Steel Co. Ltd.	1,950	15,193
Dongbu Steel Co. Ltd.[a]	3,900	15,502
Dongil Industries Co. Ltd.	325	13,778
Dongkuk Industries Co. Ltd.	4,355	15,104
Dongkuk Steel Mill Co. Ltd.	5,200	72,182
EG Corp.	715	37,495

SCHEDULES OF INVESTMENTS	33

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

August 31, 2012

Security	Shares	Value

Hyundai BNG Steel Co. Ltd.[a]	1,300	$11,309
Hyundai Hysco Co. Ltd.	5,200	218,151
Hyundai Steel Co.	8,255	608,234
KISCO Corp.	650	18,618
KISWIRE Ltd.	650	18,704
Korea Zinc Co. Ltd.	1,235	445,182
Poongsan Corp.	2,600	68,631
Poongsan Holdings Corp.	650	12,775
POSCO	9,555	3,107,454
POSCO Chemtech Co. Ltd.	390	51,112
Posco M-Tech Co. Ltd.	3,900	23,683
SeAH Besteel Corp.	1,950	60,754
SeAH Holdings Corp.	130	10,610
SeAH Steel Corp.	325	25,321

		4,849,792
SPAIN — 0.16%
Acerinox SA	12,155	130,446
Tubacex SAa	15,990	34,365
Tubos Reunidos SA	19,045	38,050

		202,861
SWEDEN — 0.67%
Boliden AB	39,260	576,895
Hoganas AB Class B	2,405	79,360
SSAB AB Class A	23,075	174,413

		830,668
SWITZERLAND — 0.03%
Schmolz + Bickenbach AG Registered[a]	10,790	37,605

		37,605
TAIWAN — 1.66%
China Metal Products Co. Ltd.	65,080	43,892
China Steel Corp.	1,690,780	1,447,982
Chun Yuan Steel Industrial Co. Ltd.	65,040	24,973
Chung Hung Steel Corp.[a]	130,000	31,945
Feng Hsin Iron & Steel Co. Ltd.	65,000	100,481
Gloria Material Technology Corp.	65,097	61,835
Hsin Kuang Steel Co. Ltd.	65,000	38,413
Ta Chen Stainless Pipe Co. Ltd.	65,000	32,227
Ton Yi Industrial Corp.	130,000	73,136
Tung Ho Steel Enterprise Corp.	130,000	119,796
YC INOX Co. Ltd.	65,000	33,096
Yieh Phui Enterprise Co. Ltd.	130,000	40,062

		2,047,838

Security	Shares	Value

THAILAND — 0.11%
G J Steel PCL NVDR[a]	6,207,500	$27,734
G Steel PCL NVDR[a]	2,444,000	29,638
Sahaviriya Steel Industries PCL NVDR[a]	2,015,000	35,368
STP & I PCL NVDR	32,500	38,376

		131,116
TURKEY — 0.34%
Borusan Mannesmann Boru Sanayi ve TAS	2,210	35,130
Eregli Demir ve Celik Fabrikalari TAS	131,690	147,043
Izmir Demir Celik Sanayi ASa	23,725	54,939
Kardemir Karabuk Demir Celik Sanayi ve TAS Class A	42,770	32,935
Kardemir Karabuk Demir Celik Sanayi ve TAS Class B	26,780	33,437
Kardemir Karabuk Demir Celik Sanayi ve TAS Class D	43,225	27,580
Koza Anadolu Metal Madencilik Isletmeleri ASa	19,175	43,454
Park Elektrik Uretim Madencilik Sanayi ve TAS	12,935	47,242

		421,760
UNITED KINGDOM — 27.53%
African Minerals Ltd.[a]	34,840	139,452
Anglo American PLC	203,970	5,669,577
Antofagasta PLC	58,565	1,029,751
BHP Billiton PLC	309,595	9,028,444
Eurasian Natural Resources Corp.	37,570	180,157
Evraz PLC	44,655	159,587
Ferrexpo PLC	35,100	90,150
Gem Diamonds Ltd.[a]	17,225	45,334
Glencore International PLC	558,675	3,416,825
Hill & Smith Holdings PLC	13,650	74,799
Kazakhmys PLC	31,330	295,095
London Mining PLC[a]	17,680	38,543
Lonmin PLC	23,595	214,744
New World Resources PLC Class A	14,365	61,810
Petra Diamonds Ltd.[a]	56,940	94,510
Rio Tinto PLC	195,975	8,514,982
Sirius Minerals PLC[a]	253,630	68,485
Vedanta Resources PLC	15,210	209,578

34	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

August 31, 2012

Security	Shares	Value

Xstrata PLC	308,750	$4,669,619

		34,001,442
UNITED STATES — 11.06%
A.M. Castle & Co.[a]	2,535	33,031
AK Steel Holding Corp.	16,380	85,504
Alcoa Inc.	158,340	1,355,390
Allegheny Technologies Inc.	15,015	445,045
AMCOL International Corp.	3,770	113,364
Carpenter Technology Corp.	6,630	313,334
Century Aluminum Co.[a]	8,645	53,858
Cliffs Natural Resources Inc.	20,345	729,165
Commercial Metals Co.	13,520	172,245
Compass Minerals International Inc.	5,005	359,459
Freeport-McMoRan Copper & Gold Inc.	138,970	5,018,207
General Moly Inc.[a]	9,425	25,542
Globe Specialty Metals Inc.	6,500	94,835
Haynes International Inc.	1,885	91,894
Horsehead Holding Corp.[a]	6,045	53,438
Kaiser Aluminum Corp.	2,340	130,689
Materion Corp.	2,795	59,366
Molycorp Inc.[a]	8,840	101,748
Noranda Aluminium Holding Corp.	2,730	16,271
Nucor Corp.	46,410	1,747,336
Olympic Steel Inc.	1,430	22,537
Reliance Steel & Aluminum Co.	11,180	574,987
RTI International Metals Inc.[a]	4,550	98,690
Schnitzer Steel Industries Inc. Class A	3,705	102,332
Steel Dynamics Inc.	31,070	379,675
Stillwater Mining Co.[a]	16,965	178,641
SunCoke Energy Inc.[a]	10,075	159,386
Titanium Metals Corp.	13,325	163,098
United States Steel Corp.	21,385	415,938
Universal Stainless & Alloy Products Inc.[a]	1,105	39,670
US Silica Holdings Inc.[a]	3,185	37,902
Walter Energy Inc.	9,230	301,821
Worthington Industries Inc.	8,905	186,114

		13,660,512

TOTAL COMMON STOCKS
(Cost: $116,389,865)		115,784,737

Security	Shares	Value

PREFERRED STOCKS — 5.78%

BRAZIL — 5.78%
Bradespar SA	32,500	$424,460
Companhia de Ferro Ligas da Bahia — Ferbasa	6,500	35,078
Gerdau SA	130,000	1,150,046
Metalurgica Gerdau SA	39,000	427,086
Usinas Siderurgicas de Minas Gerais SA Class A	52,000	208,866
Vale SA Class A	299,000	4,889,392

		7,134,928

TOTAL PREFERRED STOCKS
(Cost: $7,196,636)		7,134,928

RIGHTS — 0.00%

AUSTRALIA — 0.00%
OM Holdings Ltd.[a]	303	—

		—
THAILAND — 0.00%
G Steel PCL NVDR[a]	5,013	—
G Steel PCL NVDR[a] Warrants	12,533	—

		—

TOTAL RIGHTS
(Cost: $0)		—

SHORT-TERM INVESTMENTS — 0.00%

MONEY MARKET FUNDS — 0.00%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[e,f,g]	70	70
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[e,f,g]	5	5
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[e,f]	3,675	3,675

		3,750

TOTAL SHORT-TERM INVESTMENTS
(Cost: $3,750)		3,750

SCHEDULES OF INVESTMENTS	35

Schedule of Investments (Continued)

iSHARES® MSCI GLOBAL SELECT METALS & MINING PRODUCERS FUND

August 31, 2012

Value

TOTAL INVESTMENTS IN SECURITIES — 99.51%
(Cost: $123,590,251)	$122,923,415
Other Assets, Less Liabilities — 0.49%	600,267

NET ASSETS — 100.00%	$123,523,682

NVDR  —  Non-Voting Depositary Receipts

SP ADR  —  Sponsored American Depositary Receipts

SP GDR  —  Sponsored Global Depositary Receipts

[a]	Non-income earning security.
[b]	Security valued using Level 3 inputs in accordance with management’s fair valuation policy. See Note 1.
[c]	This security may be resold to qualified institutional buyers under Rule 144A of the Securities Act of 1933.
[d]	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.
[e]	Affiliated issuer. See Note 2.
[f]	The rate quoted is the annualized seven-day yield of the fund at period end.
[g]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

36	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Schedule of Investments

iSHARES® MSCI GLOBAL SILVER MINERS FUND

August 31, 2012

Security	Shares	Value

COMMON STOCKS — 99.82%

CANADA — 55.76%
Alexco Resource Corp.[a]	4,725	$16,710
AuRico Gold Inc.[a]	12,946	89,862
Endeavour Silver Corp.[a]	5,065	44,961
Excellon Resources Inc.[a]	34,251	13,015
First Majestic Silver Corp.[a]	5,005	98,644
Fortuna Silver Mines Inc.[a]	8,244	38,845
Great Panther Silver Ltd.[a]	12,167	23,919
MAG Silver Corp.[a]	3,665	37,584
Mandalay Resources Corp.[a]	20,976	16,579
Pan American Silver Corp.	5,482	96,158
Scorpio Mining Corp.[a]	20,776	17,474
Silver Standard Resources Inc.[a]	4,479	66,446
Silver Wheaton Corp.	12,791	441,726
Silvercorp Metals Inc.	9,239	54,300
Tahoe Resources Inc.[a]	4,825	87,812
US Silver & Gold Inc.[a]	10,702	23,750

		1,167,785
HONG KONG — 1.92%
G-Resources Group Ltd.[a,b]	879,000	40,231

		40,231
MEXICO — 8.45%
Industrias Penoles SAB de CV	4,355	176,970

		176,970
PERU — 10.33%
Compania de Minas Buenaventura SA SP ADR	6,241	216,313

		216,313
UNITED KINGDOM — 10.21%
Arian Silver Corp.[a]	54,010	14,905
Fresnillo PLC	4,612	114,351
Hochschild Mining PLC	9,449	64,911
Patagonia Gold PLC[a]	45,714	19,786

		213,953
UNITED STATES — 13.15%
Coeur d’Alene Mines Corp.[a]	4,288	98,581
Golden Minerals Co.[a]	4,119	22,037
Hecla Mining Co.	14,646	79,235
McEwen Mining Inc.[a]	12,996	51,464

Security	Shares	Value

Paramount Gold and Silver Corp.[a]	9,713	$24,088

		275,405

TOTAL COMMON STOCKS (Cost: $2,432,131)		2,090,657

SHORT-TERM INVESTMENTS — 0.49%

MONEY MARKET FUNDS — 0.49%
BlackRock Cash Funds: Institutional, SL Agency Shares
0.23%[c,d,e]	7,808	7,808
BlackRock Cash Funds: Prime, SL Agency Shares
0.23%[c,d,e]	592	592
BlackRock Cash Funds: Treasury, SL Agency Shares
0.06%[c,d]	1,847	1,847

		10,247

TOTAL SHORT-TERM INVESTMENTS (Cost: $10,247)		10,247

TOTAL INVESTMENTS IN SECURITIES — 100.31% (Cost: $2,442,378)		2,100,904
Other Assets, Less Liabilities — (0.31)%		(6,489)

NET ASSETS — 100.00%		$2,094,415

SP ADR  —  Sponsored American Depositary Receipts

[a]	Non-income earning security.
[b]	All or a portion of this security represents a security on loan. See Note 5.
[c]	Affiliated issuer. See Note 2.
[d]	The rate quoted is the annualized seven-day yield of the fund at period end.
[e]	All or a portion of this security represents an investment of securities lending collateral. See Note 5.

See notes to financial statements.

SCHEDULES OF INVESTMENTS	37

Statements of Assets and Liabilities

iSHARES®, INC.

August 31, 2012

	iShares MSCI Global Agriculture Producers Fund	iShares MSCI Global Energy Producers Fund	iShares MSCI Global Gold Miners Fund

ASSETS
Investments, at cost:
Unaffiliated	$9,939,492	$5,010,932	$36,120,451
Affiliated (Note 2)	113,151	5,936	81,082

Total cost of investments	$10,052,643	$5,016,868	$36,201,533

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$9,858,566	$4,674,516	$32,026,127
Affiliated (Note 2)	110,447	5,936	81,082

Total fair value of investments	9,969,013	4,680,452	32,107,209
Foreign currencies, at value[b]	5,375	5,868	26,536
Receivables:
Investment securities sold	86,992	44,367	424,950
Due from custodian (Note 4)	332,500	—	—
Dividends and interest	9,906	21,335	31,801
Capital shares sold	95,885	—	—

Total Assets	10,499,671	4,752,022	32,590,496

LIABILITIES
Payables:
Investment securities purchased	525,888	48,680	421,736
Collateral for securities on loan (Note 5)	7,250	665	74,138
Investment advisory fees (Note 2)	1,923	1,557	10,209

Total Liabilities	535,061	50,902	506,083

NET ASSETS	$9,964,610	$4,701,120	$32,084,413

Net assets consist of:
Paid-in capital	$10,058,281	$5,040,238	$36,768,976
Undistributed net investment income	14,236	21,897	34,928
Accumulated net realized loss	(24,276)	(24,692)	(625,429)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(83,631)	(336,323)	(4,094,062)

NET ASSETS	$9,964,610	$4,701,120	$32,084,413

Shares outstanding[c]	400,000	200,000	1,600,000

Net asset value per share	$24.91	$23.51	$20.05

[a]	Securities on loan with values of $6,539, $632 and $69,320, respectively. See Note 5.
[b]	Cost of foreign currencies: $5,318, $5,796 and $26,362, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million, 500 million and 500 million, respectively.

See notes to financial statements.

38	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Assets and Liabilities (Continued)

iSHARES®, INC.

August 31, 2012

	iShares MSCI Global Select Metals & Mining Producers Fund	iShares MSCI Global Silver Miners Fund

ASSETS
Investments, at cost:
Unaffiliated	$123,586,501	$2,432,131
Affiliated (Note 2)	3,750	10,247

Total cost of investments	$123,590,251	$2,442,378

Investments in securities, at fair value (including securities on loana) (Note 1):
Unaffiliated	$122,919,665	$2,090,657
Affiliated (Note 2)	3,750	10,247

Total fair value of investments	122,923,415	2,100,904
Foreign currencies, at value[b]	3,704	492
Receivables:
Investment securities sold	64,707	41,660
Dividends and interest	14,281	2,292
Capital shares sold	18,326,334	—

Total Assets	141,332,441	2,145,348

LIABILITIES
Payables:
Investment securities purchased	17,807,313	41,886
Collateral for securities on loan (Note 5)	75	8,400
Foreign taxes (Note 1)	60	—
Investment advisory fees (Note 2)	1,311	647

Total Liabilities	17,808,759	50,933

NET ASSETS	$123,523,682	$2,094,415

Net assets consist of:
Paid-in capital	$124,215,632	$2,516,572
Undistributed net investment income	22,110	5,092
Accumulated net realized loss	(36,927)	(85,784)
Net unrealized depreciation on investments and translation of assets and liabilities in foreign currencies	(677,133)	(341,465)

NET ASSETS	$123,523,682	$2,094,415

Shares outstanding[c]	6,500,000	100,000

Net asset value per share	$19.00	$20.94

[a]	Securities on loan with values of $70 and $7,689, respectively. See Note 5.
[b]	Cost of foreign currencies: $3,670 and $491, respectively.
[c]	$0.001 par value, number of shares authorized: 500 million and 500 million, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	39

Statements of Operations

iSHARES®, INC.

Period ended August 31, 2012

	iShares MSCI Global Agriculture Producers Fund[a]	iShares MSCI Global Energy Producers Fund[a]	iShares MSCI Global Gold Miners Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$66,325	$94,512	$223,586
Dividends — affiliated (Note 2)	168	—	—
Interest — affiliated (Note 2)	1	1	9
Securities lending income — affiliated (Note 2)	1	0 [c]	311

Total investment income	66,495	94,513	223,906

EXPENSES
Investment advisory fees (Note 2)	11,217	10,385	53,344

Total expenses	11,217	10,385	53,344
Less investment advisory fees waived (Note 2)	(206)	—	—

Net expenses	11,011	10,385	53,344

Net investment income	55,484	84,128	170,562

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(23,653)	(22,986)	(625,429)
Investments — affiliated (Note 2)	(623)	—	—
In-kind redemptions — unaffiliated	—	—	(180,781)
Foreign currency transactions	(1,624)	(880)	139

Net realized loss	(25,900)	(23,866)	(806,071)

Net change in unrealized appreciation/depreciation on:
Investments	(83,630)	(336,416)	(4,094,324)
Translation of assets and liabilities in foreign currencies	(1)	93	262

Net change in unrealized appreciation/depreciation	(83,631)	(336,323)	(4,094,062)

Net realized and unrealized loss	(109,531)	(360,189)	(4,900,133)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(54,047)	$(276,061)	$(4,729,571)

[a]	For the period from January 31, 2012 (commencement of operations) to August 31, 2012.
[b]	Net of foreign withholding tax of $6,751, $6,303 and $22,380, respectively.
[c]	Rounds to less than $1.

See notes to financial statements.

40	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Operations (Continued)

iSHARES®, INC.

Period ended August 31, 2012

	iShares MSCI Global Select Metals & Mining Producers Fund[a]	iShares MSCI Global Silver Miners Fund[a]

NET INVESTMENT INCOME
Dividends — unaffiliated[b]	$55,666	$21,854
Interest — affiliated (Note 2)	1	1
Securities lending income — affiliated (Note 2)	45	3

	55,712	21,858
Less: Other foreign taxes (Note 1)	(66)	—

Total investment income	55,646	21,858

EXPENSES
Investment advisory fees (Note 2)	6,435	6,803

Total expenses	6,435	6,803

Net investment income	49,211	15,055

NET REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments — unaffiliated	(36,927)	(83,681)
In-kind redemptions — unaffiliated	—	(476,571)
Foreign currency transactions	(1,196)	(743)

Net realized loss	(38,123)	(560,995)

Net change in unrealized appreciation/depreciation on:
Investments	(666,836)	(341,474)
Translation of assets and liabilities in foreign currencies	(10,297)	9

Net change in unrealized appreciation/depreciation	(677,133)	(341,465)

Net realized and unrealized loss	(715,256)	(902,460)

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS	$(666,045)	$(887,405)

[a]	For the period from January 31, 2012 (commencement of operations) to August 31, 2012.
[b]	Net of foreign withholding tax of $3,422 and $1,155, respectively.

See notes to financial statements.

FINANCIAL STATEMENTS	41

Statements of Changes in Net Assets

iSHARES®, INC.

	iShares MSCI Global Agriculture Producers Fund	iShares MSCI Global Energy Producers Fund
	Period from January 31, 2012[a] to August 31, 2012	Period from January 31, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$55,484	$84,128
Net realized loss	(25,900)	(23,866)
Net change in unrealized appreciation/depreciation	(83,631)	(336,323)

Net decrease in net assets resulting from operations	(54,047)	(276,061)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(39,624)	(63,057)

Total distributions to shareholders	(39,624)	(63,057)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	10,058,281	5,040,238

Net increase in net assets from capital share transactions	10,058,281	5,040,238

INCREASE IN NET ASSETS	9,964,610	4,701,120

NET ASSETS
Beginning of period	—	—

End of period	$9,964,610	$4,701,120

Undistributed net investment income included in net assets at end of period	$14,236	$21,897

SHARES ISSUED
Shares sold	400,000	200,000

Net increase in shares outstanding	400,000	200,000

[a]	Commencement of operations.

See notes to financial statements.

42	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

	iShares MSCI Global Gold Miners Fund	iShares MSCI Global Select Metals & Mining Producers Fund
	Period from January 31, 2012[a] to August 31, 2012	Period from January 31, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$170,562	$49,211
Net realized loss	(806,071)	(38,123)
Net change in unrealized appreciation/depreciation	(4,094,062)	(677,133)

Net decrease in net assets resulting from operations	(4,729,571)	(666,045)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(135,773)	(25,905)

Total distributions to shareholders	(135,773)	(25,905)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	39,170,494	124,215,632
Cost of shares redeemed	(2,220,737)	—

Net increase in net assets from capital share transactions	36,949,757	124,215,632

INCREASE IN NET ASSETS	32,084,413	123,523,682

NET ASSETS
Beginning of period	—	—

End of period	$32,084,413	$123,523,682

Undistributed net investment income included in net assets at end of period	$34,928	$22,110

SHARES ISSUED AND REDEEMED
Shares sold	1,700,000	6,500,000
Shares redeemed	(100,000)	—

Net increase in shares outstanding	1,600,000	6,500,000

[a]	Commencement of operations.

See notes to financial statements.

FINANCIAL STATEMENTS	43

Statements of Changes in Net Assets (Continued)

iSHARES®, INC.

iShares MSCI Global Silver Miners Fund
Period from January 31, 2012[a] to August 31, 2012

INCREASE (DECREASE) IN NET ASSETS

OPERATIONS:
Net investment income	$15,055
Net realized loss	(560,995)
Net change in unrealized appreciation/depreciation	(341,465)

Net decrease in net assets resulting from operations	(887,405)

DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income	(14,066)

Total distributions to shareholders	(14,066)

CAPITAL SHARE TRANSACTIONS:
Proceeds from shares sold	4,939,471
Cost of shares redeemed	(1,943,585)

Net increase in net assets from capital share transactions	2,995,886

INCREASE IN NET ASSETS	2,094,415

NET ASSETS
Beginning of period	—

End of period	$2,094,415

Undistributed net investment income included in net assets at end of period	$5,092

SHARES ISSUED AND REDEEMED
Shares sold	200,000
Shares redeemed	(100,000)

Net increase in shares outstanding	100,000

[a]	Commencement of operations.

See notes to financial statements.

44	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Global Agriculture Producers Fund
Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$24.88

Income from investment operations:
Net investment income[b]	0.28
Net realized and unrealized loss[c]	(0.05)

Total from investment operations	0.23

Less distributions from:
Net investment income	(0.20)

Total distributions	(0.20)

Net asset value, end of period	$24.91

Total return	0.97%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$9,965
Ratio of expenses to average net assets[e]	0.38%
Ratio of expenses to average net assets prior to waived fees[e]	0.39%
Ratio of net investment income to average net assets[e]	1.93%
Portfolio turnover rate[f]	6%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2012 would have been 6%. See Note 4.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	45

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Global Energy Producers Fund
Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$24.79

Income from investment operations:
Net investment income[b]	0.43
Net realized and unrealized loss[c]	(1.39)

Total from investment operations	(0.96)

Less distributions from:
Net investment income	(0.32)

Total distributions	(0.32)

Net asset value, end of period	$23.51

Total return	(3.77)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$4,701
Ratio of expenses to average net assets[e]	0.39%
Ratio of net investment income to average net assets[e]	3.16%
Portfolio turnover rate[f]	5%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2012 would have been 5%. See Note 4.

See notes to financial statements.

46	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Global Gold Miners Fund
Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$25.00

Income from investment operations:
Net investment income[b]	0.15
Net realized and unrealized loss[c]	(5.02)

Total from investment operations	(4.87)

Less distributions from:
Net investment income	(0.08)

Total distributions	(0.08)

Net asset value, end of period	$20.05

Total return	(19.45)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$32,084
Ratio of expenses to average net assets[e]	0.39%
Ratio of net investment income to average net assets[e]	1.25%
Portfolio turnover rate[f]	11%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	47

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Global Select Metals & Mining Producers Fund
Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$24.76

Income from investment operations:
Net investment income[b]	0.37
Net realized and unrealized loss[c]	(6.00)

Total from investment operations	(5.63)

Less distributions from:
Net investment income	(0.13)

Total distributions	(0.13)

Net asset value, end of period	$19.00

Total return	(22.76)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$123,524
Ratio of expenses to average net assets[e]	0.39%
Ratio of net investment income to average net assets[e]	2.98%
Portfolio turnover rate[f]	1%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amount reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]

Portfolio turnover rate excludes portfolio securities received or delivered in Creation Units but includes portfolio transactions that are executed as a result of the Fund processing capital share transactions in Creation Units partially for cash in U.S. dollars. Excluding such cash transactions, the portfolio turnover rate for the period ended August 31, 2012 would have been 1%. See Note 4.

See notes to financial statements.

48	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Financial Highlights (Continued)

iSHARES®, INC.

(For a share outstanding throughout the period)

iShares MSCI Global Silver Miners Fund
Period from Jan. 31, 2012[a] to Aug. 31, 2012
Net asset value, beginning of period	$24.87

Income from investment operations:
Net investment income[b]	0.11
Net realized and unrealized loss[c]	(3.90)

Total from investment operations	(3.79)

Less distributions from:
Net investment income	(0.14)

Total distributions	(0.14)

Net asset value, end of period	$20.94

Total return	(15.18)%[d]

Ratios/Supplemental data:
Net assets, end of period (000s)	$2,094
Ratio of expenses to average net assets[e]	0.39%
Ratio of net investment income to average net assets[e]	0.86%
Portfolio turnover rate[f]	9%

[a]	Commencement of operations.
[b]	Based on average shares outstanding throughout the period.
[c]

The amounts reported for a share outstanding may not accord with the change in aggregate gains and losses in securities for the fiscal period due to the timing of capital share transactions in relation to the fluctuating market values of the Fund’s underlying securities.

[d]	Not annualized.
[e]	Annualized for periods of less than one year.
[f]	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

See notes to financial statements.

FINANCIAL HIGHLIGHTS	49

Notes to Financial Statements

iSHARES®, INC.

iShares, Inc. (the “Company”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Company was incorporated under the laws of the State of Maryland on September 1, 1994 pursuant to amended and restated Articles of Incorporation.

These financial statements relate only to the following funds (each, a “Fund,” and collectively, the “Funds”):

iShares MSCI Fund	Diversification Classification
Global Agriculture Producers[a]	Non-diversified
Global Energy Producers[a]	Non-diversified
Global Gold Miners[a]	Non-diversified
Global Select Metals & Mining Producers[a]	Non-diversified
Global Silver Miners[a]	Non-diversified

[a]	The Fund commenced operations on January 31, 2012.

Non-diversified funds generally hold securities of fewer issuers than diversified funds and may be more susceptible to the risks associated with these particular issuers, or to a single economic, political or regulatory occurrence affecting these issuers.

The investment objective of each Fund is to seek investment results that correspond generally to the price and yield performance, before fees and expenses, of its underlying index. The investment adviser uses a “passive” or index approach to try to achieve each Fund’s investment objective.

Each Fund may invest in securities of non-U.S. issuers that may trade in non-U.S. markets. This may involve certain considerations and risks not typically associated with securities of U.S. issuers. Such risks include, but are not limited to: generally less liquid and less efficient securities markets; generally greater price volatility; exchange rate fluctuations and exchange controls; imposition of restrictions on the expatriation of funds or other assets of the Funds; less publicly available information about issuers; the imposition of withholding or other taxes; higher transaction and custody costs; settlement delays and risk of loss attendant in settlement procedures; difficulties in enforcing contractual obligations; less regulation of securities markets; different accounting, disclosure and reporting requirements; more substantial governmental involvement in the economy; higher inflation rates; greater social, economic and political uncertainties; the risk of nationalization or expropriation of assets and the risk of war.

Pursuant to the Company’s organizational documents, the Funds’ officers and directors are indemnified against certain liabilities that may arise out of the performance of their duties to the Funds. Additionally, in the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred.

1.	SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”). The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates.

50	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

SECURITY VALUATION

Each Fund’s investments are valued at fair value each day that the Fund’s listing exchange is open. U.S. GAAP defines fair value as the price a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. The BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) provides oversight of the valuation of investments for the Funds. The investments of each Fund are valued pursuant to policies and procedures developed by the Global Valuation Committee and approved by the Board of Directors of the Company (the “Board”).

•

Equity investments traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the stock is primarily traded. Equity investments traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•

Exchange-traded funds and closed-end funds traded on a recognized securities exchange are valued at that day’s last reported trade price or the official closing price, as applicable, on the exchange where the fund is primarily traded. Funds traded on a recognized exchange for which there were no sales on that day are valued at the last traded price.

•	Open-end U.S. mutual funds are valued at that day’s published net asset value (NAV).

In the event that application of these methods of valuation results in a price for an investment which is deemed not to be representative of the fair value of such investment or if a price is not available, the investment will be valued based upon other available factors deemed relevant by the Global Valuation Committee, in accordance with policies approved by the Board. These factors include but are not limited to (i) attributes specific to the investment; (ii) the principal market for the investment; (iii) the customary participants in the principal market for the investment; (iv) data assumptions by market participants for the investment, if reasonably available; (v) quoted prices for similar investments in active markets; and (vi) other factors, such as future cash flows, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and/or other default rates. Valuations based on such factors are reported to the Board on a quarterly basis.

The Global Valuation Committee employs various methods for calibrating valuation approaches for investments where an active market does not exist, including regular due diligence of the Company’s pricing vendors, a regular review of key inputs and assumptions, transactional back-testing or disposition analysis to compare unrealized gains and losses to realized gains and losses, reviews of missing or stale prices and large movements in market values, and reviews of market related activity.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s underlying index, which in turn could result in a difference between the Fund’s performance and the performance of the Fund’s underlying index.

Various inputs are used in determining the fair value of financial instruments. Inputs may be based on independent market data (“observable inputs”) or they may be internally developed (“unobservable inputs”). These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes. The level of a value determined for a financial instrument within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement in its entirety. The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Funds’ perceived risk of that instrument. The three levels of the fair value hierarchy are as follows:

•	Level 1 — Unadjusted quoted prices in active markets for identical assets or liabilities;

NOTES TO FINANCIAL STATEMENTS	51

Notes to Financial Statements (Continued)

iSHARES®, INC.

•

Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability either directly or indirectly, including quoted prices for similar assets or liabilities in active markets, quoted prices for identical or similar assets or liabilities in markets that are not considered to be active, inputs other than quoted prices that are observable for the asset or liability (such as exchange rates, financing terms, interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs; and

•	Level 3 — Unobservable inputs for the asset or liability, including the Funds’ assumptions used in determining the fair value of investments.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. In accordance with the Company’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period.

The following table summarizes the value of each of the Funds’ investments according to the fair value hierarchy as of August 31, 2012. The breakdown of each Fund’s investments into major categories is disclosed in its respective Schedule of Investments.

iShares MSCI Fund and Investment Type	Investments
	Level 1	Level 2	Level 3	Total

Global Agriculture Producers
Assets:
Common Stocks	$9,708,978	$—	$—	$9,708,978
Preferred Stocks	149,432	—	—	149,432
Investment Companies	79,977	—	—	79,977
Rights	—	156	—	156
Short-Term Investments	30,470	—	—	30,470

	$9,968,857	$156	$—	$9,969,013

Global Energy Producers
Assets:
Common Stocks	$4,586,505	$—	$—	$4,586,505
Preferred Stocks	88,011	—	—	88,011
Short-Term Investments	5,936	—	—	5,936

	$4,680,452	$—	$—	$4,680,452

Global Gold Miners
Assets:
Common Stocks	$32,026,127	$—	$—	$32,026,127
Short-Term Investments	81,082	—	—	81,082

	$32,107,209	$—	$—	$32,107,209

52	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

iShares MSCI Fund and Investment Type	Investments
	Level 1	Level 2		Level 3		Total

Global Select Metals & Mining Producers
Assets:
Common Stocks	$115,784,668	$69		$0	[a]	$115,784,737
Preferred Stocks	7,134,928	—		—		7,134,928
Rights	—	0	[a]	—		0	[a]
Short-Term Investments	3,750	—		—		3,750

	$122,923,346	$69		$0	[a]	$122,923,415

Global Silver Miners
Assets:
Common Stocks	$2,090,657	$—		$—		$2,090,657
Short-Term Investments	10,247	—		—		10,247

	$2,100,904	$—		$—		$2,100,904

[a]	Rounds to less than $1.

SECURITY TRANSACTIONS AND INCOME RECOGNITION

Security transactions are accounted for on trade date. Dividend income is recognized on the ex-dividend date, net of any foreign taxes withheld at source. Any taxes withheld that are reclaimable from foreign tax authorities as of August 31, 2012 are reflected in dividends receivable. Non-cash dividends received in the form of stock in an elective dividend, if any, are recorded as dividend income at fair value. Distributions received by the Funds may include a return of capital that is estimated by management. Such amounts are recorded as a reduction of the cost of investments or reclassified to capital gains. Interest income is accrued daily. Realized gains and losses on investment transactions are determined using the specific identification method.

FOREIGN CURRENCY TRANSLATION

The accounting records of the Funds are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the investment adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Each Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities. Such fluctuations are reflected by the Funds as a component of realized and unrealized gains and losses from investments for financial reporting purposes.

FOREIGN TAXES

The Funds may be subject to foreign taxes (a portion of which may be reclaimable) on income, capital gains on investments, certain foreign currency transactions or other corporate events. All foreign taxes are recorded in accordance with the applicable foreign tax regulations and rates that exist in the foreign jurisdictions in which the Funds invest. These foreign taxes, if any, are paid by the Funds and are reflected in their Statements of Operations as follows: foreign taxes withheld at source are presented as a reduction of income, foreign taxes on

NOTES TO FINANCIAL STATEMENTS	53

Notes to Financial Statements (Continued)

iSHARES®, INC.

securities lending income are presented as a reduction of securities lending income, foreign taxes on capital gains from sales of investments and foreign currency transactions are included in their respective net realized gain (loss) categories, and foreign taxes on other corporate events are reflected in “Other foreign taxes.” Foreign taxes payable as of August 31, 2012, if any, are disclosed in the Funds’ Statements of Assets and Liabilities.

DISTRIBUTIONS TO SHAREHOLDERS

Dividends and distributions paid by each Fund are recorded on the ex-dividend dates. Distributions are determined on a tax basis and may differ from net investment income and net realized capital gains for financial reporting purposes. Dividends and distributions are paid in U.S. dollars and cannot be automatically reinvested in additional shares of the Funds.

FEDERAL INCOME TAXES

Each Fund is treated as an entity separate from the Company’s other funds for federal income tax purposes. It is the policy of each Fund to qualify as a regulated investment company by complying with the provisions applicable to regulated investment companies, as defined under Subchapter M of the Internal Revenue Code of 1986, as amended, and to annually distribute substantially all of its ordinary income and any net capital gains (taking into account any capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income and excise taxes. Accordingly, no provision for federal income taxes is required.

2.	INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Pursuant to an Investment Advisory Agreement with the Company, BlackRock Fund Advisors (“BFA”) manages the investment of each Fund’s assets. BFA is a California corporation indirectly owned by BlackRock, Inc. (“BlackRock”). Under the Investment Advisory Agreement, BFA is responsible for substantially all expenses of the Funds, except interest, taxes, brokerage commissions and other expenses connected with the execution of portfolio transactions, distribution fees, litigation expenses and any extraordinary expenses.

For its investment advisory services to each Fund, BFA is entitled to an annual investment advisory fee of 0.39% based on the average daily net assets of each Fund.

BFA has contractually agreed to waive a portion of its investment advisory fees for the iShares MSCI Global Agriculture Producers and iShares MSCI Global Select Metals & Mining Producers Funds through December 31, 2014 in an amount equal to the investment advisory fees payable on the amount of each Fund’s investment in other iShares funds. The iShares MSCI Global Select Metals & Mining Producers Fund did not hold any iShares funds during the period ended August 31, 2012.

The U.S. Securities and Exchange Commission has issued an exemptive order which permits BlackRock Institutional Trust Company, N.A. (“BTC”) to serve as securities lending agent for the Funds, subject to applicable conditions. BTC is an affiliate of BFA. Securities lending income is equal to the total of income earned from the reinvestment of cash collateral, and any fees or other payments to and from borrowers of securities. Each Fund retains 65% of securities lending income and pays a fee to BTC equal to 35% of such income. As securities lending agent, BTC is responsible for all transaction fees and all other operational costs relating to securities lending activities, other than extraordinary expenses. BTC is also responsible for fees and expenses incurred by each Fund as a result of the investment of cash collateral received for securities on loan in a money market fund managed by BFA or an affiliate.

54	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

For the period ended August 31, 2012, BTC earned securities lending agent fees from the Funds as follows:

iShares MSCI Fund	Securities Lending Agent Fees
Global Agriculture Producers	$0	[a]
Global Energy Producers	0	[a]
Global Gold Miners	167
Global Select Metals & Mining Producers	24
Global Silver Miners	2

[a]	Rounds to less than $1.

At a special meeting of the Board held on January 5, 2012, the directors approved a new distribution agreement with BlackRock Investments, LLC (“BRIL”). BRIL is an affiliate of BFA. Effective April 1, 2012, BRIL replaced SEI Investments Distribution Co. as the distributor for each Fund. Pursuant to the new distribution agreement, BFA is responsible for any fees or expenses for distribution services provided to the Funds.

Each Fund may invest its positive cash balances in certain money market funds managed by BFA or an affiliate. The income earned on these temporary cash investments is included in “Interest — affiliated” in the Statements of Operations.

The PNC Financial Services Group, Inc. is the largest stockholder of BlackRock and is considered to be an affiliate of the Funds for 1940 Act purposes.

The iShares MSCI Global Agriculture Producers and iShares MSCI Global Select Metals & Mining Producers Funds, in order to improve their portfolio liquidity and their ability to track their respective underlying index, may invest in shares of other iShares funds that invest in securities in each Fund’s respective underlying index.

Investments in issuers considered to be affiliates of the Funds (excluding short-term investments) during the period ended August 31, 2012, for purposes of Section 2(a)(3) of the 1940 Act, were as follows:

iShares MSCI Fund and Name of Affiliated Issuer	Shares Held at Beginning of Period	Shares Purchased	Shares Sold	Shares Held at End of Period	Value at End of Period	Dividend Income	Net Realized Gain (Loss)
Global Agriculture Producers
iShares S&P India Nifty 50 Index Fund	—	3,716	(144)	3,572	$79,977	$168	$(623)

Certain directors and officers of the Company are also officers of BTC and/or BFA.

NOTES TO FINANCIAL STATEMENTS	55

Notes to Financial Statements (Continued)

iSHARES®, INC.

3.	INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments (excluding in-kind transactions and short-term investments) for the period ended August 31, 2012 were as follows:

iShares MSCI Fund	Purchases	Sales
Global Agriculture Producers	$1,086,638	$330,770
Global Energy Producers	455,236	201,558
Global Gold Miners	2,753,364	2,730,222
Global Select Metals & Mining Producers	18,628,589	153,006
Global Silver Miners	285,367	289,262

In-kind transactions (see Note 4) for the period ended August 31, 2012 were as follows:

iShares MSCI Fund	In-kind Purchases	In-kind Sales
Global Agriculture Producers	$9,290,581	$—
Global Energy Producers	4,780,240	—
Global Gold Miners	39,118,738	2,215,219
Global Select Metals & Mining Producers	105,148,319	—
Global Silver Miners	4,934,895	1,938,617

4.	CAPITAL SHARE TRANSACTIONS

Capital shares are issued and redeemed by each Fund only in aggregations of a specified number of shares or multiples thereof (“Creation Units”) at net asset value. Except when aggregated in Creation Units, shares of each Fund are not redeemable. Transactions in capital shares for each Fund are disclosed in detail in the Statements of Changes in Net Assets.

The consideration for the purchase of Creation Units of a fund in the Company generally consists of the in-kind deposit of a designated portfolio of securities, which constitutes an optimized representation of the securities of that fund’s underlying index, and a specified amount of cash. Certain funds in the Company may be offered in Creation Units solely or partially for cash in U.S. dollars. Investors purchasing and redeeming Creation Units may pay a purchase transaction fee and a redemption transaction fee directly to State Street Bank and Trust Company, the Company’s administrator, to offset transfer and other transaction costs associated with the issuance and redemption of Creation Units, including Creation Units for cash. Investors transacting in Creation Units for cash pay an additional variable charge to compensate the relevant fund for certain transaction costs (i.e., stamp taxes, taxes on currency or other financial transactions, and brokerage costs) and market impact expenses relating to investing in portfolio securities.

From time to time, settlement of securities related to in-kind contributions or in-kind redemptions may be delayed. In such cases, securities related to in-kind contributions are reflected as “Due from custodian” and securities related to in-kind redemptions are reflected as “Securities related to in-kind transactions” in the Statements of Assets and Liabilities.

56	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

5.	LOANS OF PORTFOLIO SECURITIES

Each Fund may lend its investment securities to approved borrowers, such as brokers, dealers and other financial institutions. The borrower pledges and maintains with the Fund collateral consisting of cash, an irrevocable letter of credit issued by a bank, or securities issued or guaranteed by the U.S. government. The initial collateral received by each Fund is required to have a value of at least 102% of the current value of the loaned securities for securities traded on U.S. exchanges and a value of at least 105% for all other securities. The collateral is maintained thereafter, at a value equal to at least 100% of the current value of the securities on loan. The risks of securities lending include the risk that the borrower may not provide additional collateral when required or may not return the securities when due. Any securities lending cash collateral may be reinvested in certain short-term instruments either directly on behalf of a fund or through one or more joint accounts or money market funds, including those managed by BFA or its affiliates. Each Fund could suffer a loss if the value of an investment purchased with cash collateral falls below the value of the cash collateral received.

As of August 31, 2012, any securities on loan were collateralized by cash. The cash collateral received was invested in money market funds managed by BFA. The value of the securities on loan as of August 31, 2012 and the value of the related collateral are disclosed in the Statements of Assets and Liabilities. Securities lending income, as disclosed in the Statements of Operations, represents the income earned from the investment of the cash collateral, net of fees and other payments to and from borrowers, and less the fees paid to BTC as securities lending agent.

6.	INCOME TAX INFORMATION

U.S. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share. The following permanent differences as of August 31, 2012, attributable to passive foreign investment companies, foreign currency transactions and realized gains (losses) from in-kind redemptions, were reclassified to the following accounts:

iShares MSCI Fund	Paid-in Capital	Undistributed Net Investment Income/Distributions in Excess of Net Investment Income	Undistributed Net Realized Gain/Accumulated Net Realized Loss
Global Agriculture Producers	$—	$(1,624)	$1,624
Global Energy Producers	—	826	(826)
Global Gold Miners	(180,781)	139	180,642
Global Select Metals & Mining Producers	—	(1,196)	1,196
Global Silver Miners	(479,314)	4,103	475,211

NOTES TO FINANCIAL STATEMENTS	57

Notes to Financial Statements (Continued)

iSHARES®, INC.

The tax character of distributions paid during the period ended August 31, 2012 was as follows:

iShares MSCI Fund	2012
Global Agriculture Producers
Ordinary income	$39,624

Global Energy Producers
Ordinary income	$63,057

Global Gold Miners
Ordinary income	$135,773

Global Select Metals & Mining Producers
Ordinary income	$25,905

Global Silver Miners
Ordinary income	$14,066

As of August 31, 2012, the tax components of accumulated net earnings (losses) were as follows:

iShares MSCI Fund	Undistributed Ordinary Income	Capital Loss Carryforwards	Net Unrealized Gains (Losses) [a]	Total
Global Agriculture Producers	$14,301	$(20,341)	$(87,631)	$(93,671)
Global Energy Producers	24,467	(20,639)	(342,946)	(339,118)
Global Gold Miners	34,928	(259,179)	(4,460,312)	(4,684,563)
Global Select Metals & Mining Producers	23,590	(9,471)	(706,069)	(691,950)
Global Silver Miners	11,498	(83,082)	(350,573)	(422,157)

[a]

The difference between book-basis and tax-basis unrealized gains (losses) was attributable primarily to the tax deferral of losses on wash sales and the realization for tax purposes of unrealized gains on investments in passive foreign investment companies.

As of August 31, 2012, the Funds had non-expiring capital loss carryforwards available to offset future realized capital gains as follows:

iShares MSCI Fund	Non- Expiring
Global Agriculture Producers	$20,341
Global Energy Producers	20,639
Global Gold Miners	259,179
Global Select Metals & Mining Producers	9,471
Global Silver Miners	83,082

The Funds may own shares in certain foreign investment entities, referred to, under U.S. tax law, as “passive foreign investment companies.” The Funds may elect to mark-to-market annually the shares of each passive foreign investment company and would be required to distribute to shareholders any such marked-to-market gains.

58	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes to Financial Statements (Continued)

iSHARES®, INC.

As of August 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

iShares MSCI Fund	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Global Agriculture Producers	$10,056,643	$244,122	$(331,752)	$(87,630)
Global Energy Producers	5,023,491	119,205	(462,244)	(343,039)
Global Gold Miners	36,567,783	823,941	(5,284,515)	(4,460,574)
Global Select Metals & Mining Producers	123,619,187	16,455	(712,227)	(695,772)
Global Silver Miners	2,451,486	18,886	(369,468)	(350,582)

Management has reviewed the tax positions as of August 31, 2012, and has determined that no provision for income tax is required in the Funds’ financial statements.

7.	SUBSEQUENT EVENTS

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were available to be issued and has determined that there were no subsequent events requiring adjustment or disclosure in the financial statements.

NOTES TO FINANCIAL STATEMENTS	59

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Directors of

iShares, Inc.:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the iShares MSCI Global Agriculture Producers Fund, iShares MSCI Global Energy Producers Fund, iShares MSCI Global Gold Miners Fund, iShares MSCI Global Select Metals & Mining Producers Fund and iShares MSCI Global Silver Miners Fund (the “Funds”), at August 31, 2012, the results of each of their operations, the changes in each of their net assets and their financial highlights for the period of January 31, 2012 (commencement of operations) through August 31, 2012, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at August 31, 2012 by correspondence with the custodian, transfer agent and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

San Francisco, California

October 23, 2012

60	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Tax Information (Unaudited)

iSHARES®, INC.

For the fiscal period ended August 31, 2012, the Funds earned foreign source income and paid foreign taxes which they intend to pass through to their shareholders pursuant to Section 853 of the Internal Revenue Code (the “Code”) as follows:

iShares MSCI Fund	Foreign Source Income Earned	Foreign Taxes Paid
Global Agriculture Producers	$55,804	$6,544
Global Energy Producers	68,612	6,296
Global Gold Miners	209,943	21,875
Global Select Metals & Mining Producers	54,101	3,488
Global Silver Miners	22,343	1,155

For corporate shareholders, the following percentages of the income dividends paid by the Funds during the fiscal period ended August 31, 2012 qualified for the dividends-received deduction:

iShares MSCI Fund	Dividends- Received Deduction
Global Agriculture Producers	43.59%
Global Energy Producers	51.07
Global Gold Miners	25.58
Global Select Metals & Mining Producers	21.57
Global Silver Miners	4.73

Under Section 854(b)(2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividend income for purposes of the maximum rate under Section 1(h)(11) of the Code for the fiscal period ended August 31, 2012:

iShares MSCI Fund	Qualified Dividend Income
Global Agriculture Producers	$46,168
Global Energy Producers	69,353
Global Gold Miners	157,648
Global Select Metals & Mining Producers	29,393
Global Silver Miners	15,221

In February 2013, shareholders will receive Form 1099-DIV which will include their share of qualified dividend income distributed during the calendar year 2012. Shareholders are advised to check with their tax advisers for information on the treatment of these amounts on their income tax returns.

TAX INFORMATION	61

Supplemental Information (Unaudited)

iSHARES®, INC.

Premium/Discount Information

The tables that follow presents information about the differences between the daily market price on secondary markets for shares of a Fund and that Fund’s net asset value. Net asset value, or “NAV,” is the price per share at which each Fund issues and redeems shares. It is calculated in accordance with the standard formula for valuing mutual fund shares. The “Market Price” of each Fund generally is determined using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which the shares of such Funds are listed for trading, as of the time that the Fund’s NAV is calculated. Each Fund’s Market Price may be at, above or below its NAV. The NAV of each Fund will fluctuate with changes in the fair value of its portfolio holdings. The Market Price of each Fund will fluctuate in accordance with changes in its NAV, as well as market supply and demand.

Premiums or discounts are the differences (expressed as a percentage) between the NAV and Market Price of the Fund on a given day, generally at the time NAV is calculated. A premium is the amount that a Fund is trading above the reported NAV, expressed as a percentage of the NAV. A discount is the amount that a Fund is trading below the reported NAV, expressed as a percentage of the NAV.

The following information shows the frequency distributions of premiums and discounts for the Funds. The information shown for each Fund is for each full calendar quarter completed after the inception date through the date of the most recent quarter-end.

Each line in the table shows the number of trading days in which the Fund traded within the premium/discount range indicated. The number of trading days in each premium/discount range is also shown as a percentage of the total number of trading days in the period covered by the table. All data presented here represents past performance, which cannot be used to predict future results.

iShares MSCI Global Agriculture Producers Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.0% and Less than 1.5%	3	4.76%
Greater than 0.5% and Less than 1.0%	21	33.33
Between 0.5% and –0.5%	37	58.74
Less than -0.5% and Greater than –1.0%	2	3.17

	63	100.00%

iShares MSCI Global Energy Producers Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	4	6.35%
Between 0.5% and –0.5%	44	69.84
Less than -0.5% and Greater than –1.0%	15	23.81

	63	100.00%

62	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Supplemental Information (Unaudited) (Continued)

iSHARES®, INC.

iShares MSCI Global Gold Miners Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 1.5%	2	3.17%
Greater than 1.0% and Less than 1.5%	2	3.17
Greater than 0.5% and Less than 1.0%	14	22.22
Between 0.5% and –0.5%	42	66.68
Less than -0.5% and Greater than –1.0%	2	3.17
Less than -1.0% and Greater than –1.5%	1	1.59

	63	100.00%

iShares MSCI Global Select Metals & Mining Producers Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 3.0%	4	6.35%
Greater than 2.5% and Less than 3.0%	3	4.76
Greater than 2.0% and Less than 2.5%	5	7.94
Greater than 1.5% and Less than 2.0%	6	9.52
Greater than 1.0% and Less than 1.5%	6	9.52
Greater than 0.5% and Less than 1.0%	5	7.94
Between 0.5% and –0.5%	25	39.68
Less than -0.5% and Greater than –1.0%	8	12.70
Less than -1.0% and Greater than –1.5%	1	1.59

	63	100.00%

iShares MSCI Global Silver Miners Fund

Period Covered: April 1, 2012 through June 30, 2012

Premium/Discount Range	Number of Days	Percentage of Total Days
Greater than 0.5% and Less than 1.0%	3	4.76%
Between 0.5% and –0.5%	13	20.63
Less than –0.5% and Greater than –1.0%	15	23.81
Less than –1.0% and Greater than –1.5%	12	19.06
Less than –1.5% and Greater than –2.0%	13	20.63
Less than –2.0% and Greater than –2.5%	6	9.52
Less than –2.5% and Greater than –3.0%	1	1.59

	63	100.00%

SUPPLEMENTAL INFORMATION	63

Director and Officer Information (Unaudited)

iSHARES®, INC.

The Board of Directors has responsibility for the overall management and operations of the Company, including general supervision of the duties performed by BFA and other service providers. Each Director serves until he or she resigns, is removed, dies, retires or becomes incapacitated. The President, Treasurer and Secretary shall each hold office until their successors are chosen and qualified, and all other officers shall hold office until he or she resigns or is removed. Directors who are not interested persons (as defined in the 1940 Act) are referred to as Independent Directors.

The registered investment companies advised by BFA or its affiliates are organized into one complex of closed-end funds, two complexes of open-end funds and one complex of exchange-traded funds (“Exchange-Traded Fund Complex”) (each, a “BlackRock Fund Complex”). Each Fund is included in the BlackRock Fund Complex referred to as the Exchange-Traded Fund Complex. Each Director of iShares, Inc. also serves as a Trustee of iShares Trust, a Director of iShares MSCI Russia Capped Index Fund, Inc. and a Trustee of iShares U.S. ETF Trust and, as a result, oversees a total of 276 funds within the Exchange-Traded Fund Complex. With the exception of Robert S. Kapito, the address of each Director and Officer is c/o BlackRock, Inc., 400 Howard Street, San Francisco, CA 94105. The address of Mr. Kapito is c/o BlackRock, Inc., Park Avenue Plaza, 55 East 52nd Street, New York, NY 10055. The Board has designated Robert H. Silver as its Independent Chairman. Additional information about the Funds’ Directors and Officers may be found in the Funds’ combined Statement of Additional Information, which is available without charge, upon request, by calling toll-free 1-800-iShares (1-800-474-2737).

Interested Directors and Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert S. Kapito[a] (55)	Director (since 2009).	President and Director, BlackRock, Inc. (since 2006 and 2007, respectively); Vice Chairman of BlackRock, Inc. and Head of BlackRock’s Portfolio Management Group (since its formation in 1998) and BlackRock’s predecessor entities (since 1988); Trustee, University of Pennsylvania (since 2009); President of Board of Directors, Hope & Heroes Children’s Cancer Fund (since 2002); President of the Board of Directors, Periwinkle Theatre for Youth (since 1983).	Director of BlackRock, Inc. (since 2007); Trustee of iShares Trust (since 2009); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

Michael Latham[b] (47)	Director (since 2010); President (since 2007).	Chairman of iShares, BlackRock (since 2011); Global Chief Executive Officer of iShares, BlackRock (2010-2011); Managing Director, BlackRock (since 2009); Head of Americas iShares, Barclays Global Investors (“BGI”)
		(2007-2009); Director and Chief Financial Officer of Barclays Global Investors International, Inc. (2005-2009); Chief Operating Officer of the Intermediary Investor and Exchange-Traded Products Business, BGI (2003-2007).	Trustee of iShares Trust (since 2010); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

[a]	Robert S. Kapito is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc.
[b]	Michael Latham is deemed to be an “interested person” (as defined in the 1940 Act) of the Trust due to his affiliations with BlackRock, Inc. and its affiliates.

64	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held
Robert H. Silver (57)	Director (since 2007); Independent Chairman (since 2012).	President and Co-Founder of The Bravitas Group, Inc. (since 2006); Director and Vice Chairman of the YMCA of Greater NYC
		(2001-2011); Broadway Producer (2006-2011); Co-Founder and Vice President of Parentgiving Inc. (since 2008); Director and Member of the Audit and Compensation Committee of EPAM Systems, Inc. (2006-2009); President and Chief Operating Officer of UBS Financial Services Inc. (formerly Pain Webber Inc.) (2004-2005) and various executive positions with UBS and its affiliates (1988-2005); CPA and Audit Manager of KPMG, LLP (formerly Peat Marwick Mitchell) (1977-1983).	Trustee of iShares Trust (since 2007); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Independent Chairman of iShares, Inc., iShares MSCI Russia Capped Index Fund, Inc. and iShares U.S. ETF Trust (since 2012).

Cecilia H. Herbert (63)	Director (since 2005); Nominating and Governance Committee Chair and Equity Plus Committee Chair (since 2012).

Director (since 1998) and President

(2007-2011) of the Board of

Directors, Catholic Charities CYO;

Trustee (since 2002) and Chair of the Finance Committee (2006-2009) and Investment Committee (since 2006), The Thacher School; Trustee of Pacific Select Funds (2004-2005); Member (since 1994) and Chair (1994-2005) of the Investment Committee, Archdiocese

of San Francisco.

Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Forward Funds (35 portfolios) (since 2009).

Charles A. Hurty (69)	Director (since 2005); Audit Committee Chair (since 2006).	Retired; Partner, KPMG LLP (1968-2001).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of GMAM Absolute Return Strategy Fund (1 portfolio) (since 2002); Director of SkyBridge Alternative Investments Multi-Adviser Hedge Fund Portfolios LLC (1 portfolio) (since 2002).

John E. Kerrigan (57)	Director (since 2005); Fixed Income Plus Committee Chair (since 2012).	Chief Investment Officer, Santa Clara University (since 2002).	Trustee of iShares Trust (since 2005); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

DIRECTOR AND OFFICER INFORMATION	65

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Independent Directors (Continued)

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years	Other Directorships Held

John E. Martinez (51)	Director (since 2003); Securities Lending Committee Chair (since 2012).	Director of FirstREX Agreement Corp. (formerly EquityRock, Inc.) (since 2005).	Trustee of iShares Trust (since 2003); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011).

George G.C. Parker (73)	Director (since 2002).	Dean Witter Distinguished Professor of Finance, Emeritus, Stanford University Graduate School of Business (Professor since 1973; Emeritus since 2006).	Trustee of iShares Trust (since 2002); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2010); Trustee of iShares U.S. ETF Trust (since 2011); Director of Tejon Ranch Company (since 1999); Director of Threshold Pharmaceuticals (since 2004); Director of Colony Financial, Inc. (since 2009); Director of First Republic Bank (since 2010).

Madhav V. Rajan (48)	Director (since 2011); 15(c) Committee Chair (since 2012).	Robert K. Jaedicke Professor of Accounting and Senior Associate Dean for Academic Affairs and Head of MBA Program, Stanford University Graduate School of Business (since 2001); Professor of Law (by courtesy), Stanford Law School (since 2005); Visiting Professor, University of Chicago (Winter 2007-2008).	Trustee of iShares Trust (since 2011); Director of iShares MSCI Russia Capped Index Fund, Inc. (since 2011); Trustee of iShares U.S. ETF Trust (since 2011).

66	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Director and Officer Information (Unaudited) (Continued)

iSHARES®, INC.

Officers

Name (Age)	Position(s) (Length of Service)	Principal Occupation(s) During the Past 5 Years
Edward B. Baer (44)	Vice President and Chief Legal Officer (since 2012).	Managing Director, BlackRock (since 2006).

Eilleen M. Clavere (60)	Secretary (since 2007).	Director, BlackRock (since 2009); Director of Legal Administration of Intermediary Investor Business, BGI (2006-2009).

Jack Gee (53)	Treasurer and Chief Financial Officer (since 2008).	Managing Director, BlackRock (since 2009); Senior Director of Fund Administration of Intermediary Investor Business, BGI (2009); Director, Fund Administration of Intermediary Investor Business, BGI (2004-2009).

Amy Schioldager (50)	Executive Vice President (since 2007).	Managing Director, BlackRock (since 2009); Global Head of Index Equity, BGI (2008-2009); Global Head of U.S. Indexing, BGI (2006-2008).

Ira P. Shapiro (49)	Vice President (since 2007).	Managing Director, BlackRock (since 2009); Chief Legal Officer, Exchange- Traded Funds Complex (2007-2012); Associate General Counsel, BGI (2004-2009).

Scott Radell (43)	Executive Vice President (since 2012).	Managing Director, BlackRock (since 2009); Head of Portfolio Solutions, BGI (2007-2009); Credit Portfolio Manager, BGI (2005-2007).

DIRECTOR AND OFFICER INFORMATION	67

Notes:

68	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

Notes:

NOTES	69

Notes:

70	2012 iSHARES ANNUAL REPORT TO SHAREHOLDERS

For more information visit www.iShares.com

or call 1-800-474-2737

This report is intended for the Funds’ shareholders. It may not be distributed to prospective investors unless it is preceded or accompanied by the current prospectus.

Investing involves risk, including possible loss of principal.

The iShares Funds are distributed by BlackRock Investments, LLC (together with its affiliates, “BlackRock”).

The iShares Funds are not sponsored, endorsed, issued, sold or promoted by MSCI Inc., nor does this company make any representation regarding the advisability of investing in the iShares Funds. BlackRock is not affiliated with the company listed above.

A description of the policies that the Funds use to determine how to vote proxies relating to portfolio securities and information about how the Funds voted proxies relating to portfolio securities during the most recent twelve-month period ending June 30 is available without charge, upon request, by calling toll-free 1-800-474-2737; on the Funds’ website at www.iShares.com; and on the U.S. Securities and Exchange Commission (SEC) website at www.sec.gov.

The Funds file their complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website or may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The Funds also disclose their complete schedules of portfolio holdings on a daily and monthly basis on the Funds’ website.

©2012 BlackRock. All rights reserved. iShares® and BlackRock® are registered trademarks of BlackRock. All other trademarks, servicemarks or registered trademarks are the property of their respective owners.

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iS-AR-812-0812

Item 2. Code of Ethics.

iShares, Inc. (the “Registrant”) adopted a new code of ethics on July 1, 2011 that applies to persons appointed by the Registrant’s Board of Directors as the President and/or Chief Financial Officer, and any persons performing similar functions. For the fiscal year ended August 31, 2012, there were no amendments to any provision of the former and new codes of ethics, nor were there any waivers granted from any provision of the former and new codes of ethics. A copy of the new code of ethics is filed with this Form N-CSR under Item 12(a)(1).

Item 3. Audit Committee Financial Expert.

The Registrant’s Board of Directors has determined that the Registrant has more than one audit committee financial expert, as that term is defined under Item 3(b) and 3(c), serving on its audit committee. The audit committee financial experts serving on the Registrant’s audit committee are Charles A. Hurty, John E. Kerrigan, George G.C. Parker, Robert H. Silver and Madhav V. Rajan, all of whom are independent, as that term is defined under Item 3(a)(2).

Item 4. Principal Accountant Fees and Services.

The principal accountant fees disclosed in items 4(a), 4(b), 4(c), 4(d) and 4(g) are for the forty-seven series of the Registrant for which the fiscal year-end is August 31, 2012 (the “Funds”), and whose annual financial statements are reported in Item 1.

(a)	Audit Fees – The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years, were $498,227 for the fiscal year ended August 31, 2011 and $706,950 for the fiscal year ended August 31, 2012.

(b)	Audit-Related Fees – There were no fees billed for the fiscal years ended August 31, 2011 and August 31, 2012 for assurance and related services by the principal accountant that were reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under (a) of this Item.

(c)	Tax Fees – The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for the review of the Registrant’s tax returns and excise tax calculations, were $161,600 for the fiscal year ended August 31, 2011 and $230,230 for the fiscal year ended August 31, 2012.

(d)	All Other Fees – There were no other fees billed for the fiscal years ended August 31, 2011 and August 31, 2012 for products and services provided by the principal accountant, other than the services reported in (a) through (c) of this Item.

(e)	(1) The Registrant’s audit committee charter, as amended, provides that the audit committee is responsible for the approval, prior to appointment, of the engagement of the principal accountant to annually audit and provide their opinion on the Registrant’s financial statements. The audit committee must also approve, prior to appointment, the engagement of the principal accountant to provide non-audit services to the Registrant or to any entity controlling, controlled by or under common control with the Registrant’s investment adviser (“Adviser Affiliate”) that provides ongoing services to the Registrant, if the engagement relates directly to the operations and financial reporting of the Registrant.

(2) There were no services described in (b) through (d) above (including services required by the audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)	None of the hours expended on the principal accountant’s engagement to audit the Registrant’s financial statements for the fiscal year ended August 31, 2012 were attributable to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the Registrant’s principal accountant for services rendered to the Registrant’s, and rendered to the Registrant’s investment adviser, and any Adviser Affiliate that provides ongoing services to the Registrant for the last two fiscal years were, $2,611,296 for the fiscal year ended August 31, 2011 and $4,042,680 for the fiscal year ended August 31, 2012.

(h)	The Registrant’s audit committee has considered whether the provision of non-audit services rendered to the Registrant’s investment adviser and any Adviser Affiliate that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, if any, are compatible with maintaining the principal accountant’s independence, and has determined that the provision of these services do not compromise the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants.

The Registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act. The Registrant’s audit committee members are George G.C. Parker, Cecilia H. Herbert, Charles A. Hurty, John E. Kerrigan, Robert H. Silver, John E. Martinez and Madhav V. Rajan.

Item 6. Schedule of Investments.

(a)	Schedules of investments are included as part of the reports to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the Registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the Registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Directors.

Item 11. Controls and Procedures.

(a)	The President (the Registrant’s Principal Executive Officer) and Chief Financial Officer (the Registrant’s Principal Financial Officer) have concluded that, based on their evaluation as of a date within 90 days of the filing date of this report, the disclosure controls and procedures of the Registrant (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are reasonably designed to achieve the purposes described in Section 4(a) of the attached certification.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics for Senior Officers that is the subject of Item 2 is attached.

(a) (2) Section 302 Certifications are attached.

(a) (3) Not applicable to the Registrant.

(b) Section 906 Certifications are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

iShares, Inc.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	October 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Michael Latham
Michael Latham, President (Principal Executive Officer)
Date:	October 23, 2012

By: /s/ Jack Gee
Jack Gee, Treasurer and Chief Financial Officer (Principal Financial Officer)
Date:	October 23, 2012